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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Assistant Secretary

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant's telephone number, including area code: 253-572-9500

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007 – July 31, 2008

Item 1.	Schedule of Investments

2008 QUARTERLY REPORT

Russell Funds

JULY 31, 2008

FUND	SHARE CLASS

Diversified Equity Fund*	A, C, E, S

Special Growth Fund*	A, C, E, S

Quantitative Equity Fund**	A, C, E, S

International Securities Fund*	A, C, E, S

Global Equity Fund***	A, C, E, S

Multistrategy Bond Fund**	A, C, E, S

*	As of September 8, 2008, this fund was acquired by another Russell Investment Company Fund.
**	As of September 22, 2008, this fund was acquired by another Russell Investment Company Fund.
***	Effective September 2, 2008, this fund’s name changed to Russell Global Equity Fund.

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2008 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investment Group 2008. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Diversified Equity Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.9%
Auto and Transportation - 2.2%
Autoliv, Inc.	22,300	871
CSX Corp.	71,219	4,813
Daimler AG	11,200	646
Expeditors International of Washington, Inc.	14,700	522
FedEx Corp.	25,800	2,034
General Motors Corp. (Ñ)	68,600	759
JB Hunt Transport Services, Inc. (Ñ)	104,450	3,863
Magna International, Inc. Class A	39,050	2,308
Navistar International Corp. (Æ)(Ñ)	210,925	11,812
Norfolk Southern Corp.	76,282	5,486
Southwest Airlines Co.	20,200	315
Toyota Motor Corp. - ADR	7,500	645
Union Pacific Corp.	682,065	56,230
Visteon Corp. (Æ)(Ñ)	287,450	819

		91,123

Consumer Discretionary - 12.1%
Accenture, Ltd. Class A	221,540	9,252
Activision Blizzard, Inc. (Æ)	247,419	8,902
Allied Waste Industries, Inc. (Æ)	97,000	1,174
Amazon.com, Inc. (Æ)(Ñ)	81,893	6,252
Avis Budget Group, Inc. (Æ)	154,250	941
Avon Products, Inc.	209,502	8,883
Baidu.com - ADR (Æ)(Ñ)	12,930	4,489
Black & Decker Corp. (Ñ)	11,100	666
Carnival Corp.	195,200	7,211
CBS Corp. Class B	94,950	1,553
Chico’s FAS, Inc. (Æ)(Ñ)	364,600	2,031
Citadel Broadcasting Corp. (Æ)(Ñ)	3,190	3
Clear Channel Outdoor Holdings, Inc. Class A (Æ)(Ñ)	731,885	11,681
Costco Wholesale Corp.	216,007	13,539
DIRECTV Group, Inc. (The) (Æ)(Ñ)	234,600	6,339
Discovery Holding Co. Class A (Æ)	425,315	8,455
eBay, Inc. (Æ)	528,291	13,297
Electronic Arts, Inc. (Æ)	440,100	19,004
Estee Lauder Cos., Inc. (The) Class A (Ñ)	68,720	3,031
Family Dollar Stores, Inc. (Ñ)	13,000	303
FTI Consulting, Inc. (Æ)	31,130	2,215
Gannett Co., Inc. (Ñ)	61,400	1,113
Gap, Inc. (The) (Ñ)	56,100	904
Google, Inc. Class A (Æ)	149,721	70,930
Guess ?, Inc. (Ñ)	257,912	8,168
Home Depot, Inc.	114,700	2,733

	Principal Amount ($) or Shares	Market Value $
Intercontinental Hotels Group PLC - ADR (Ñ)	232,141	3,043
JC Penney Co., Inc.	192,550	5,936
Jones Apparel Group, Inc. (Ñ)	57,600	964
Kohl’s Corp. (Æ)(Ñ)	109,990	4,610
Las Vegas Sands Corp. (Æ)(Ñ)	124,012	5,645
Liberty Media Corp. - Capital Series A (Æ)	79,335	1,233
Liberty Media Corp. - Entertainment Series A (Æ)	88,159	2,170
Limited Brands, Inc. (Ñ)	31,800	524
Lowe’s Cos., Inc.	433,477	8,808
Macy’s, Inc.	323,280	6,081
McDonald’s Corp.	1,120,267	66,981
News Corp. Class A	1,068,550	15,099
Nike, Inc. Class B	595,948	34,970
Omnicom Group, Inc.	146,740	6,264
priceline.com, Inc. (Æ)(Ñ)	26,020	2,991
RadioShack Corp.	48,300	806
Royal Caribbean Cruises, Ltd. (Ñ)	313,330	7,984
Sirius Satellite Radio, Inc. (Æ)(Ñ)	2,452,720	3,924
Staples, Inc.	322,120	7,248
Starwood Hotels & Resorts Worldwide, Inc.	69,200	2,373
Target Corp.	305,950	13,838
Time Warner, Inc.	174,750	2,502
TJX Cos., Inc.	102,300	3,449
Urban Outfitters, Inc. (Æ)(Ñ)	110,000	3,631
Viacom, Inc. Class B (Æ)	446,400	12,468
Wal-Mart Stores, Inc.	783,052	45,902
Walt Disney Co. (The)	222,340	6,748
Wynn Resorts, Ltd. (Ñ)	95,916	9,350
Yum! Brands, Inc.	222,117	7,956

		506,567

Consumer Staples - 6.4%
Altria Group, Inc.	127,150	2,587
Coca-Cola Co. (The)	1,009,784	52,004
Coca-Cola Enterprises, Inc.	45,400	769
Colgate-Palmolive Co.	90,700	6,736
ConAgra Foods, Inc. (Ñ)	27,100	587
Diageo PLC - ADR	124,410	8,756
Fomento Economico Mexicano SAB de CV - ADR	245,500	11,259
General Mills, Inc.	184,190	11,860
HJ Heinz Co.	162,300	8,177
Kellogg Co.	97,900	5,195
Kroger Co. (The)	49,300	1,394

Diversified Equity Fund	3

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lorillard, Inc. (Æ)	72,060	4,836
Molson Coors Brewing Co. Class B	217,960	11,763
Nestle SA - ADR	186,340	8,162
PepsiCo, Inc.	508,800	33,866
Philip Morris International, Inc.	339,480	17,534
Procter & Gamble Co.	929,060	60,835
Reynolds American, Inc. (Ñ)	36,300	2,027
Safeway, Inc.	34,900	932
Sara Lee Corp.	63,700	870
SUPERVALU, Inc.	62,900	1,611
Tyson Foods, Inc. Class A	316,750	4,720
Unilever NV	358,500	9,934

		266,414

Financial Services - 17.0%
Alliance Data Systems Corp. (Æ)	143,229	9,188
Allstate Corp. (The)	359,370	16,610
American International Group, Inc.	727,805	18,959
Annaly Capital Management, Inc. (ö)	1,113,675	16,783
Assurant, Inc.	8,700	523
Bank of America Corp.	1,198,338	39,425
Bank of New York Mellon Corp. (The)	651,964	23,145
Berkshire Hathaway, Inc. Class B (Æ)	965	3,695
BlackRock, Inc. (Ñ)	22,210	4,813
Capital One Financial Corp. (Ñ)	449,400	18,812
Charles Schwab Corp. (The)	497,300	11,383
Chubb Corp.	345,280	16,587
Citigroup, Inc.	1,212,423	22,660
Comerica, Inc. (Ñ)	18,100	520
Deutsche Bank AG (Ñ)	6,000	553
Discover Financial Services	108,600	1,591
Everest Re Group, Ltd.	4,300	352
Federal National Mortgage Association (Ñ)	1,138,675	13,095
Fidelity National Financial, Inc. Class A (Ñ)	356,650	4,765
Fiserv, Inc. (Æ)	115,820	5,539
Franklin Resources, Inc.	25,200	2,535
Freddie Mac (Ñ)	70,850	579
Genworth Financial, Inc. Class A	1,149,760	18,362
Goldman Sachs Group, Inc. (The)	418,259	76,976
Hartford Financial Services Group, Inc.	245,000	15,531
Host Hotels & Resorts, Inc. (ö)	622,400	8,160
Huntington Bancshares, Inc. (Ñ)	1,121,275	7,871
iShares Russell 1000 Value Index Fund	96,333	6,580
JPMorgan Chase & Co.	1,560,437	63,401

	Principal Amount ($) or Shares	Market Value $
Keycorp (Ñ)	56,300	594
Lincoln National Corp.	185,800	8,863
M&T Bank Corp. (Ñ)	119,300	8,396
Mastercard, Inc. Class A (Ñ)	151,587	37,010
MetLife, Inc.	295,050	14,980
MFA Mortgage Investments, Inc. (ö)	546,950	3,528
Morgan Stanley	886,050	34,981
National City Corp. (Ñ)	44,190	209
Old Republic International Corp. (Ñ)	62,800	659
PartnerRe, Ltd. - ADR	8,300	584
PMI Group, Inc. (The) (Ñ)	137,950	346
Progressive Corp. (The)	66,100	1,339
Prudential Financial, Inc.	266,670	18,392
Redwood Trust, Inc. (ö)(Ñ)	166,250	3,629
Regions Financial Corp. (Ñ)	43,200	410
RenaissanceRe Holdings, Ltd.	98,375	5,004
Ryder System, Inc.	18,600	1,227
State Street Corp.	231,429	16,580
SunTrust Banks, Inc. (Ñ)	320,430	13,157
T Rowe Price Group, Inc. (Ñ)	94,570	5,660
Travelers Cos., Inc. (The)	260,459	11,491
Unum Group	134,700	3,254
Visa, Inc.	279,385	20,412
Wachovia Corp. (Ñ)	267,700	4,623
Washington Mutual, Inc. (Ñ)	114,480	610
Wells Fargo & Co. (Ñ)	1,597,624	48,360
Western Union Co. (The)	355,071	9,814
Willis Group Holdings, Ltd.	87,825	2,746
XL Capital, Ltd. Class A (Ñ)	68,000	1,217

		707,068

Health Care - 12.6%
Abbott Laboratories	304,300	17,144
Alcon, Inc.	54,427	9,385
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	46,020	4,314
Allergan, Inc.	258,100	13,403
AmerisourceBergen Corp. Class A	31,600	1,323
Amgen, Inc. (Æ)	223,500	13,998
Baxter International, Inc.	279,273	19,161
Boston Scientific Corp. (Æ)	196,800	2,340
Brookdale Senior Living, Inc. (Ñ)	129,100	1,970
Cardinal Health, Inc.	11,100	596
Charles River Laboratories International, Inc. (Æ)	61,800	4,107
Covidien, Ltd.	166,500	8,198
CVS Caremark Corp.	1,645,934	60,077
Dentsply International, Inc.	78,570	3,162
Express Scripts, Inc. Class A (Æ)	130,064	9,175

4	Diversified Equity Fund

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Genentech, Inc. (Æ)	192,973	18,381
Genzyme Corp. (Æ)	71,254	5,462
Gilead Sciences, Inc. (Æ)	918,250	49,567
GlaxoSmithKline PLC - ADR (Ñ)	17,500	815
Human Genome Sciences, Inc. (Æ)(Ñ)	632,400	4,193
Illumina, Inc. (Æ)(Ñ)	26,640	2,484
Intuitive Surgical, Inc. (Æ)	56,811	17,685
Invitrogen Corp. (Æ)	227,900	10,107
Johnson & Johnson	446,820	30,594
Merck & Co., Inc.	389,330	12,809
Mylan, Inc. (Æ)(Ñ)	781,300	10,133
Omnicare, Inc. (Ñ)	281,650	8,292
Pfizer, Inc.	1,035,500	19,333
Sanofi-Aventis SA - ADR	24,500	857
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	220,300	5,856
Schering-Plough Corp.	1,839,350	38,773
Sequenom, Inc. (Æ)	205,000	4,379
St. Jude Medical, Inc. (Æ)	146,787	6,837
Stericycle, Inc. (Æ)	52,470	3,135
Stryker Corp.	234,800	15,072
Teva Pharmaceutical Industries, Ltd. -ADR	186,147	8,347
Thermo Fisher Scientific, Inc. (Æ)	494,985	29,956
Vertex Pharmaceuticals, Inc. (Æ)	231,000	7,969
WellPoint, Inc. (Æ)	102,090	5,355
Wyeth	1,034,150	41,904

		526,648

Integrated Oils - 5.0%
BP PLC - ADR	214,500	13,179
Chevron Corp.	232,157	19,631
ConocoPhillips	183,172	14,951
Exxon Mobil Corp.	461,000	37,078
Hess Corp.	337,798	34,253
Marathon Oil Corp.	539,650	26,696
Occidental Petroleum Corp.	393,250	31,000
Petroleo Brasileiro SA - ADR	268,559	15,015
Royal Dutch Shell PLC - ADR	10,400	736
Total SA - ADR	190,850	14,600

		207,139

Materials and Processing - 5.7%
Acuity Brands, Inc. (Ñ)	61,700	2,521
Agrium, Inc.	74,600	6,565
Air Products & Chemicals, Inc.	61,210	5,828
Alcoa, Inc.	53,700	1,812
Allegheny Technologies, Inc. (Ñ)	57,596	2,724
ArcelorMittal (Ñ)	14,800	1,294

	Principal Amount ($) or Shares	Market Value $
Bunge, Ltd.	29,400	2,908
Cameco Corp.	24,150	868
Celanese Corp. Class A	289,600	11,158
Cleveland-Cliffs, Inc.	16,218	1,758
Cytec Industries, Inc.	22,800	1,233
Dow Chemical Co. (The)	111,800	3,724
Eastman Chemical Co. (Ñ)	21,500	1,289
EI Du Pont de Nemours & Co.	581,635	25,481
Energizer Holdings, Inc. (Æ)	69,400	4,951
Fluor Corp.	156,780	12,754
Freeport-McMoRan Copper & Gold, Inc. Class B	54,600	5,283
Lennar Corp. Class B (Ñ)	13,200	144
Louisiana-Pacific Corp. (Ñ)	59,600	504
Masco Corp. (Ñ)	452,450	7,461
McDermott International, Inc. (Æ)	56,676	2,702
Monsanto Co.	372,419	44,359
Mosaic Co. (The)	29,790	3,790
Nucor Corp.	74,321	4,253
Owens-Illinois, Inc. (Æ)	73,120	3,089
Potash Corp. of Saskatchewan	64,735	13,223
PPG Industries, Inc. (Ñ)	211,410	12,820
Praxair, Inc.	149,380	14,001
Precision Castparts Corp.	157,982	14,760
Sherwin-Williams Co. (The) (Ñ)	42,800	2,279
Smurfit-Stone Container Corp. (Æ)	55,600	317
Sonoco Products Co.	41,700	1,360
St. Joe Co. (The) (Æ)(Ñ)	144,780	5,072
United States Steel Corp.	99,100	15,892

		238,177

Miscellaneous - 2.0%
Brunswick Corp. (Ñ)	82,100	1,059
Eaton Corp.	84,640	6,013
General Electric Co.	1,430,955	40,482
Honeywell International, Inc.	184,400	9,375
Johnson Controls, Inc.	276,400	8,336
SPX Corp.	32,440	4,113
Textron, Inc.	264,550	11,500
Tyco International, Ltd.	73,950	3,295

		84,173

Other Energy - 7.2%
Anadarko Petroleum Corp.	60,500	3,504
Apache Corp.	154,600	17,341
Arch Coal, Inc.	257,035	14,474
Baker Hughes, Inc.	156,000	12,934
Cabot Oil & Gas Corp.	164,800	7,253

Diversified Equity Fund	5

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cameron International Corp. (Æ)(Ñ)	424,098	20,255
Chesapeake Energy Corp. (Ñ)	260,990	13,089
Consol Energy, Inc.	188,130	13,995
Devon Energy Corp.	425,103	40,338
Dynegy, Inc. Class A (Æ)	423,800	2,852
FMC Technologies, Inc. (Æ)	51,849	3,203
Halliburton Co.	1,063,507	47,666
National Oilwell Varco, Inc. (Æ)	108,482	8,530
Noble Energy, Inc.	25,100	1,854
Peabody Energy Corp.	84,066	5,687
Pioneer Natural Resources Co. (Ñ)	110,700	6,581
Reliant Energy, Inc. (Æ)	571,950	10,358
Schlumberger, Ltd.	400,439	40,685
Transocean, Inc. (Æ)	131,362	17,869
Weatherford International, Ltd. (Æ)	15,165	572
XTO Energy, Inc.	214,700	10,140

		299,180

Producer Durables - 5.4%
American Tower Corp. Class A (Æ)	108,762	4,557
Applied Materials, Inc.	1,376,876	23,848
Boeing Co.	63,750	3,896
Bombardier, Inc. (Ñ)	72,850	522
Caterpillar, Inc.	69,163	4,808
Centex Corp. (Ñ)	454,450	6,671
Crane Co.	16,800	596
Deere & Co.	156,961	11,012
Dover Corp.	14,400	715
DR Horton, Inc. (Ñ)	250,550	2,786
Emerson Electric Co.	438,883	21,374
Flowserve Corp.	25,210	3,362
Goodrich Corp.	11,700	575
Ingersoll-Rand Co., Ltd. Class A	46,100	1,660
KB Home (Ñ)	40,600	714
Lam Research Corp. (Æ)	90,640	2,981
Lexmark International, Inc. Class A (Æ)(Ñ)	17,400	610
Lockheed Martin Corp.	570,570	59,528
Northrop Grumman Corp.	225,740	15,213
NVR, Inc. (Æ)(Ñ)	20,430	11,284
Parker Hannifin Corp.	171,170	10,558
Pitney Bowes, Inc.	17,700	561
Pulte Homes, Inc. (Ñ)	59,900	731
Raytheon Co.	34,500	1,964
Rockwell Collins, Inc.	11,600	574
SBA Communications Corp. Class A (Æ)	71,586	2,712

	Principal Amount ($) or Shares	Market Value $
United Technologies Corp.	362,667	23,203
WW Grainger, Inc.	79,740	7,138

		224,153

Technology - 14.5%
Adobe Systems, Inc. (Æ)	68,750	2,843
Akamai Technologies, Inc. (Æ)(Ñ)	41,090	959
Amphenol Corp. Class A	451,490	21,523
Analog Devices, Inc.	275,469	8,405
Apple, Inc. (Æ)	443,157	70,440
Arrow Electronics, Inc. (Æ)	44,500	1,434
AU Optronics Corp. - ADR (Ñ)	130,634	1,476
Avnet, Inc. (Æ)	118,300	3,225
BearingPoint, Inc. (Æ)(Ñ)	822,950	724
Broadcom Corp. Class A (Æ)	327,500	7,955
Cisco Systems, Inc. (Æ)	2,458,585	54,064
Corning, Inc.	485,800	9,721
Cypress Semiconductor Corp. (Æ)(Ñ)	238,200	6,491
Dell, Inc. (Æ)	496,100	12,189
F5 Networks, Inc. (Æ)(Ñ)	91,560	2,669
First Solar, Inc. (Æ)	54,149	15,438
General Dynamics Corp.	244,479	21,793
Hewlett-Packard Co.	1,388,736	62,215
Ingram Micro, Inc. Class A (Æ)	69,900	1,288
Intel Corp.	1,082,530	24,021
International Business Machines Corp.	231,670	29,649
International Rectifier Corp. (Æ)	430,000	7,258
Juniper Networks, Inc. (Æ)	605,400	15,759
Linear Technology Corp. (Ñ)	552,147	17,144
Marvell Technology Group, Ltd. (Æ)	290,740	4,300
Maxim Integrated Products, Inc.	379,600	7,455
MEMC Electronic Materials, Inc. (Æ)	87,959	4,065
Microsoft Corp.	747,299	19,221
Motorola, Inc.	445,850	3,852
NetApp, Inc. (Æ)	221,500	5,659
Oracle Corp. (Æ)	547,370	11,785
Qimonda AG - ADR (Æ)(Ñ)	349,850	630
Qualcomm, Inc.	1,540,281	85,239
Research In Motion, Ltd. (Æ)	172,140	21,142
Salesforce.com, Inc. (Æ)(Ñ)	48,040	3,064
SanDisk Corp. (Æ)(Ñ)	55,100	777
Sanmina-SCI Corp. (Æ)	302,700	536
Seagate Technology, Inc. (Æ)	9,200	—
Siemens AG - ADR	23,770	2,885
Texas Instruments, Inc.	449,600	10,961
Tyco Electronics, Ltd.	555,733	18,417
Western Digital Corp. (Æ)	29,300	844

6	Diversified Equity Fund

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Xilinx, Inc. (Ñ)	178,890	4,442

		603,957

Utilities - 3.8%
ACE, Ltd.	286,350	14,518
Ameren Corp.	40,700	1,672
America Movil SAB de CV - ADR Series L	148,740	7,510
American Electric Power Co., Inc.	60,800	2,402
AT&T, Inc.	1,175,883	36,229
China Mobile, Ltd. - ADR	206,425	13,799
CMS Energy Corp. (Ñ)	79,700	1,076
Dominion Resources, Inc.	290,200	12,821
Duke Energy Corp.	84,600	1,487
Embarq Corp.	119,361	5,463
FPL Group, Inc.	136,880	8,833
Millicom International Cellular SA	10,080	780
NII Holdings, Inc. (Æ)	49,200	2,689
Progress Energy, Inc. - CVO (ß)	5,500	—
Public Service Enterprise Group, Inc.	144,400	6,036
Sprint Nextel Corp.	385,000	3,134
Verizon Communications, Inc.	499,900	17,017
Vodafone Group PLC - ADR	892,280	23,940
Wisconsin Energy Corp.	34,400	1,552

		160,958

Total Common Stocks
(cost $3,789,016)		3,915,557

Preferred Stocks - 0.1%
Producer Durables - 0.1%
General Motors Corp.	398,700	4,553

Total Preferred Stocks
(cost $6,551)		4,553

Long-Term Investments - 0.1%
Corporate Bonds and Notes - 0.1%
Continental Airlines, Inc. 5.000% due 06/15/23	1,204	1,076

International Debt - 0.0%
Qimonda Finance LLC Series ADS 6.750% due 03/22/13	1,572	1,010

Total Long-Term Investments
(cost $2,566)		2,086

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 5.9%
Russell Investment Company Money Market Fund	229,904,926	229,905
United States Treasury Bills (ç)(ž)(§) 1.920% due 09/18/08	16,000	15,960

Total Short-Term Investments
(cost $245,865)		245,865

Other Securities - 6.7%
Russell Investment Company Money Market Fund (×)	101,064,854	101,065
State Street Securities Lending Quality Trust (×)	176,915,752	176,916

Total Other Securities
(cost $277,981)		277,981

Total Investments - 106.7%
(identified cost $4,321,979)		4,446,042

Other Assets and Liabilities, Net - (6.7%)		(277,920)

Net Assets - 100.0%		4,168,122

See accompanying notes which are an integral part of the financial statements.

Diversified Equity Fund	7

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index	65	USD	22,568	09/08	(1,411)
Russell 1000 Mini Index	74	USD	5,139	09/08	(186)
S&P 500 E-Mini Index (CME)	910	USD	57,653	09/08	(3,424)
S&P 500 Index (CME)	315	USD	99,784	09/08	(2,856)
S&P Midcap 400 E-Mini Index (CME)	770	USD	61,900	09/08	(3,711)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(11,588)

See accompanying notes which are an integral part of the financial statements.

8	Diversified Equity Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.5%
Auto and Transportation - 4.0%
Accuride Corp. (Æ)(Ñ)	7,050	19
Air Transport Services Group, Inc. (Æ)(Ñ)	30,000	27
Alaska Air Group, Inc. (Æ)(Ñ)	4,600	82
Allegiant Travel Co. (Æ)(Ñ)	32,082	792
American Axle & Manufacturing Holdings, Inc. (Ñ)	11,990	70
American Railcar Industries, Inc. (Ñ)	1,924	42
Arctic Cat, Inc.	4,900	44
Arkansas Best Corp. (Ñ)	52,826	1,962
BorgWarner, Inc. (Ñ)	45,000	1,814
Bristow Group, Inc. (Æ)(Ñ)	29,380	1,322
Cooper Tire & Rubber Co.	266,400	2,454
DHT Maritime, Inc.	7,500	70
DryShips, Inc. (Ñ)	24,800	1,913
Eagle Bulk Shipping, Inc. (Ñ)	49,100	1,426
Excel Maritime Carriers, Ltd. Class A	35,876	1,330
Expeditors International of Washington, Inc.	47,270	1,679
ExpressJet Holdings, Inc. Class A (Æ)(Ñ)	24,500	8
Genco Shipping & Trading, Ltd. (Ñ)	48,210	3,287
K-Sea Transportation Partners, LP	44,500	1,335
Kansas City Southern (Æ)	50,550	2,780
Kirby Corp. (Æ)	83,574	3,988
Lear Corp. (Æ)	40,009	577
Marten Transport, Ltd. (Æ)	23,745	494
Monaco Coach Corp.	133,500	299
Pacer International, Inc. (Ñ)	49,570	1,177
PHI, Inc. (Æ)(Ñ)	48,190	1,936
Polaris Industries, Inc. (Ñ)	17,592	753
Republic Airways Holdings, Inc. (Æ)	19,200	185
Safe Bulkers, Inc. (Æ)(Ñ)	80,000	1,516
Saia, Inc. (Æ)	17,600	308
Skywest, Inc.	86,827	1,321
Spartan Motors, Inc. (Ñ)	16,400	89
StealthGas, Inc.	95,909	1,439
Stoneridge, Inc. (Æ)	7,100	94
Strattec Security Corp.	44,193	1,457
Superior Industries International, Inc. (Ñ)	82,880	1,400
Teekay Corp. (Ñ)	27,500	1,201
Thor Industries, Inc. (Ñ)	2,649	52
Tidewater, Inc. (Ñ)	26,300	1,576
Titan International, Inc. (Ñ)	17,131	792

	Principal Amount ($) or Shares	Market Value $
TRW Automotive Holdings Corp. (Æ)(Ñ)	63,800	1,183
Ultrapetrol Bahamas, Ltd. (Æ)(Ñ)	20,000	223
UTI Worldwide, Inc.	110,627	2,012
WABCO Holdings, Inc.	50,383	2,275
Wabtec Corp. (Ñ)	103,845	5,763
Werner Enterprises, Inc. (Ñ)	13,263	316

		54,882

Consumer Discretionary - 15.0%
1-800-FLOWERS.COM, Inc. Class A (Æ)	30,580	169
4Kids Entertainment, Inc. (Æ)(Ñ)	373,356	3,218
99 Cents Only Stores (Æ)(Ñ)	487,630	3,262
Aaron Rents, Inc.	37,200	1,022
Abercrombie & Fitch Co. Class A (Ñ)	27,000	1,491
Activision Blizzard, Inc. (Æ)	184,297	6,631
Administaff, Inc. (Ñ)	16,196	465
Advance Auto Parts, Inc.	21,800	896
Advisory Board Co. (The) (Æ)(Ñ)	9,003	345
Aeropostale, Inc. (Æ)(Ñ)	35,900	1,158
American Eagle Outfitters, Inc.	78,800	1,103
American Public Education, Inc. (Æ)	13,500	613
Ameristar Casinos, Inc.	186,500	2,456
AMN Healthcare Services, Inc. (Æ)(Ñ)	36,844	696
AnnTaylor Stores Corp. (Æ)(Ñ)	24,300	548
Apollo Group, Inc. Class A (Æ)	44,327	2,761
Asbury Automotive Group, Inc. (Ñ)	43,600	432
AutoNation, Inc. (Æ)(Ñ)	75,700	781
Bally Technologies, Inc. (Æ)(Ñ)	11,300	359
Big Lots, Inc. (Æ)(Ñ)	24,695	752
Blockbuster, Inc. Class A (Æ)(Ñ)	161,100	449
Bob Evans Farms, Inc. (Ñ)	800	23
Bon-Ton Stores, Inc. (The) (Ñ)	6,913	35
Brightpoint, Inc. (Æ)(Ñ)	63,754	439
Brown Shoe Co., Inc. (Ñ)	141,809	2,289
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	18,300	120
Callaway Golf Co. (Ñ)	24,868	315
Capella Education Co. (Æ)(Ñ)	26,023	1,358
Career Education Corp. (Æ)(Ñ)	36,671	673
Carter’s, Inc. (Æ)	2,412	40
CBRL Group, Inc. (Ñ)	72,778	1,759
CDI Corp. (Ñ)	21,509	443
Central European Distribution Corp. (Æ)	59,100	4,312
Central European Media Enterprises, Ltd. Class A (Æ)	37,571	3,128

Special Growth Fund	9

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Charlotte Russe Holding, Inc. (Æ)(Ñ)	15,692	203
Charming Shoppes, Inc. (Æ)(Ñ)	81,796	446
Chindex International, Inc. (Æ)	2,385	37
Christopher & Banks Corp. (Ñ)	34,041	296
Churchill Downs, Inc.	34,300	1,295
Cinemark Holdings, Inc.	36,600	537
CKE Restaurants, Inc.	142,300	1,746
Convergys Corp. (Æ)	110,500	1,403
Copart, Inc. (Æ)	98,483	4,319
Core-Mark Holding Co., Inc. (Æ)(Ñ)	3,600	98
Corrections Corp. of America (Æ)	183,400	5,141
Cox Radio, Inc. Class A (Æ)(Ñ)	22,028	218
CRA International, Inc. (Æ)(Ñ)	16,343	615
Cross Country Healthcare, Inc. (Æ)(Ñ)	38,579	615
CSS Industries, Inc. (Ñ)	12,900	365
Darden Restaurants, Inc. (Ñ)	41,500	1,352
Deckers Outdoor Corp. (Æ)(Ñ)	6,439	728
Denny’s Corp. (Æ)(Ñ)	73,358	189
DeVry, Inc.	37,381	2,124
Diamond Management & Technology Consultants, Inc. Class A (Ñ)	3,600	19
Dress Barn, Inc. (Æ)(Ñ)	18,003	290
Earthlink, Inc. (Æ)(Ñ)	182,900	1,646
Elizabeth Arden, Inc. (Æ)(Ñ)	23,900	390
Entercom Communications Corp. Class A (Ñ)	15,600	96
Entravision Communications Corp. Class A (Æ)(Ñ)	68,502	216
Ethan Allen Interiors, Inc. (Ñ)	18,763	471
EZCORP, Inc. Class A (Æ)	100,700	1,811
Finish Line Class A (Ñ)	188,400	2,044
First Advantage Corp. Class A (Æ)(Ñ)	5,201	79
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	85,808	2,549
Fred’s, Inc. Class A (Ñ)	11,200	144
FTD Group, Inc. (Ñ)	45,093	645
FTI Consulting, Inc. (Æ)(Ñ)	19,000	1,352
Furniture Brands International, Inc. (Ñ)	130,395	1,548
GameStop Corp. Class A (Æ)	81,503	3,302
Geo Group, Inc. (The) (Æ)(Ñ)	134,849	3,242
Gray Television, Inc.	341,300	853
Group 1 Automotive, Inc. (Ñ)	32,600	641
Gymboree Corp. (Æ)	6,451	241
Hasbro, Inc. (Ñ)	54,300	2,103
Heidrick & Struggles International, Inc. (Ñ)	18,875	535
Helen of Troy, Ltd. (Æ)(Ñ)	168,430	3,463

	Principal Amount ($) or Shares	Market Value $
Hewitt Associates, Inc. Class A (Æ)(Ñ)	57,000	2,100
Hooker Furniture Corp. (Ñ)	5,300	89
HOT Topic, Inc. (Æ)	27,900	175
Houston Wire & Cable Co. (Ñ)	10,175	200
ICF International, Inc. (Æ)	18,000	341
Idearc, Inc. (Ñ)	178,582	234
IKON Office Solutions, Inc. (Ñ)	113,199	1,619
Infospace, Inc.	7,488	71
Insight Enterprises, Inc. (Æ)	29,300	374
International Speedway Corp. Class A	35,000	1,288
inVentiv Health, Inc. (Æ)(Ñ)	109,600	2,648
Isle of Capri Casinos, Inc. (Æ)(Ñ)	17,000	113
ITT Educational Services, Inc. (Æ)(Ñ)	81,697	7,237
Jack in the Box, Inc. (Æ)	61,000	1,316
Jo-Ann Stores, Inc. (Æ)(Ñ)	11,770	259
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	62,430	1,398
Journal Communications, Inc. Class A (Ñ)	61,600	293
Kenneth Cole Productions, Inc. Class A (Ñ)	100,946	1,408
La-Z-Boy, Inc. Class Z (Ñ)	21,100	156
Lakeland Industries, Inc. (Æ)	97,153	1,239
LECG Corp. (Æ)(Ñ)	16,569	137
LIN TV Corp. Class A (Æ)(Ñ)	60,526	359
Lithia Motors, Inc. Class A (Ñ)	14,700	68
LKQ Corp. (Æ)	203,360	4,169
LS Starrett Co.	26,732	605
Maidenform Brands, Inc. (Æ)(Ñ)	35,981	551
Marcus Corp. (Ñ)	8,400	134
Media General, Inc. Class A (Ñ)	31,478	399
Men’s Wearhouse, Inc.	62,900	1,252
Morton’s Restaurant Group, Inc. (Æ)	16,300	107
Movado Group, Inc. (Ñ)	15,800	340
MSC Industrial Direct Co. Class A (Ñ)	8,700	415
Nautilus, Inc.	9,600	47
Navigant Consulting, Inc. (Æ)(Ñ)	64,483	1,192
Net 1 UEPS Technologies, Inc. (Æ)(Ñ)	28,887	681
NetFlix, Inc. (Æ)(Ñ)	11,117	343
New York & Co., Inc. (Æ)	22,500	218
NIC, Inc. (Ñ)	3,960	29
Nu Skin Enterprises, Inc. Class A	28,476	460
NutriSystem, Inc. (Ñ)	30,369	523
O’Charleys, Inc. (Ñ)	60,499	681
O’Reilly Automotive, Inc. (Æ)	111,907	2,858
On Assignment, Inc. (Æ)	89,103	760
Overstock.com, Inc. (Æ)(Ñ)	29,330	521
Pantry, Inc. (The) (Æ)(Ñ)	19,400	310

10	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Parlux Fragrances, Inc. (Æ)(Ñ)	391,261	2,336
PC Connection, Inc. (Æ)(Ñ)	15,500	111
Perry Ellis International, Inc. (Æ)(Ñ)	8,000	174
Phillips-Van Heusen Corp.	42,000	1,487
Pool Corp.	74,500	1,645
Prestige Brands Holdings, Inc. (Æ)	111,425	1,105
Priceline.com, Inc. (Æ)(Ñ)	19,833	2,280
RC2 Corp. (Æ)	6,889	158
Red Lion Hotels Corp. (Æ)	165,102	1,397
Rent-A-Center, Inc. Class A (Æ)(Ñ)	59,513	1,262
Republic Services, Inc. Class A	147,521	4,794
Revlon, Inc. Class A (Æ)(Ñ)	76,500	93
Ross Stores, Inc.	99,930	3,793
Rush Enterprises, Inc. Class A (Æ)(Ñ)	28,061	317
Scholastic Corp. (Ñ)	60,117	1,550
School Specialty, Inc. (Æ)(Ñ)	19,797	659
Sealy Corp. (Æ)(Ñ)	7,100	49
Shoe Carnival, Inc. (Æ)(Ñ)	1,600	24
Sinclair Broadcast Group, Inc. Class A	211,300	1,612
Skechers U.S.A., Inc. Class A (Æ)	28,211	533
Sohu.com, Inc. (Æ)(Ñ)	18,034	1,361
Sonic Automotive, Inc. Class A (Ñ)	45,200	455
Speedway Motorsports, Inc. (Ñ)	111	2
Spherion Corp. (Æ)	1,000	5
Stage Stores, Inc. (Ñ)	38,420	569
Standard Parking Corp. (Æ)	672	14
Stanley Furniture Co., Inc. (Ñ)	1,500	13
Stanley Works (The)	32,500	1,446
Stein Mart, Inc. (Ñ)	17,100	76
Steinway Musical Instruments (Æ)(Ñ)	4,101	114
Steven Madden, Ltd. (Æ)	11,600	261
Stewart Enterprises, Inc. Class A	143,900	1,282
Strayer Education, Inc. (Ñ)	11,862	2,642
Talbots, Inc. (Ñ)	18,700	262
Tech Data Corp. (Æ)	35,700	1,245
Tempur-Pedic International, Inc. (Ñ)	31,500	296
Tractor Supply Co. (Æ)(Ñ)	17,632	670
Tween Brands, Inc. (Æ)(Ñ)	48,929	674
Unifirst Corp.	5,100	228
United Online, Inc. (Ñ)	426,600	4,633
Urban Outfitters, Inc. (Æ)(Ñ)	172,750	5,702
VeriSign, Inc. (Æ)(Ñ)	114,745	3,734
VF Corp.	16,800	1,203
Viad Corp.	17,000	518
VisionChina Media, Inc. - ADR (Æ)	26,425	662
Volt Information Sciences, Inc. (Æ)(Ñ)	16,100	223
Warnaco Group, Inc. (The) (Æ)(Ñ)	48,760	2,045
Warner Music Group Corp. (Ñ)	29,060	242
Washington Post Co. (The) Class B (Ñ)	2,605	1,611

	Principal Amount ($) or Shares	Market Value $
Waste Connections, Inc. (Æ)	163,909	5,965
Waste Services, Inc. (Æ)(Ñ)	2,423	23
Watson Wyatt Worldwide, Inc. Class A	52,586	3,047
WESCO International, Inc. (Æ)	55,958	2,107
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	246,300	1,081
Whirlpool Corp. (Ñ)	18,500	1,400
WMS Industries, Inc. (Æ)(Ñ)	19,757	557
Wolverine World Wide, Inc. (Ñ)	61,216	1,636
Zale Corp. (Æ)(Ñ)	31,656	700

		207,748

Consumer Staples - 1.8%
Alliance One International, Inc. (Æ)(Ñ)	42,000	188
B&G Foods, Inc. Class A	130,848	1,165
Casey’s General Stores, Inc. (Ñ)	27,377	673
Chiquita Brands International, Inc. (Æ)(Ñ)	52,817	811
Coca-Cola Bottling Co. Consolidated (Ñ)	20,024	673
Del Monte Foods Co.	280,768	2,384
Diamond Foods, Inc. (Ñ)	12,116	295
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	52,300	1,102
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	58,850	2,139
J&J Snack Foods Corp.	61,000	1,932
Lance, Inc.	100,600	1,851
Molson Coors Brewing Co. Class B	41,400	2,234
Monterey Gourmet Foods, Inc. (Æ)	842,088	1,398
Nash Finch Co. (Ñ)	17,891	706
NBTY, Inc. (Æ)	3,588	124
Pilgrim’s Pride Corp. (Ñ)	11,329	138
Ralcorp Holdings, Inc. (Æ)(Ñ)	13,862	748
Renesola, Ltd. - ADR (Æ)(Ñ)	78,500	1,238
Ruddick Corp. (Ñ)	21,813	675
Sadia SA - ADR (Æ)	43,250	951
Schweitzer-Mauduit International, Inc. (Ñ)	18,100	337
Tootsie Roll Industries, Inc.	41,900	1,096
Weis Markets, Inc. (Ñ)	67,740	2,573

		25,431

Financial Services - 11.9%
Acadia Realty Trust (ö)(Ñ)	2,700	61
Advance America Cash Advance Centers, Inc. (Ñ)	57,252	313

Special Growth Fund	11

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Affiliated Managers Group, Inc. (Æ)(Ñ)	43,709	3,776
Agree Realty Corp. (ö)(Ñ)	6,100	176
Alexander’s, Inc. (Æ)(ö)(Ñ)	1,451	515
Alliance Data Systems Corp. (Æ)(Ñ)	47,670	3,058
Allied Capital Corp. (Ñ)	119,240	1,640
Allied World Assurance Co. Holdings, Ltd.	23,800	990
American Financial Group, Inc.	61,100	1,770
AmeriCredit Corp. (Æ)(Ñ)	111,900	981
Amerisafe, Inc. (Æ)	11,340	206
Amtrust Financial Services, Inc. (Ñ)	39,659	578
Anchor Bancorp Wisconsin, Inc. (Ñ)	1,000	7
Annaly Capital Management, Inc. (ö)	62,100	936
Anthracite Capital, Inc. (ö)(Ñ)	136,282	861
Anworth Mortgage Asset Corp. (ö)	291,800	1,736
Apartment Investment & Management Co. Class A (ö)(Ñ)	20,200	690
Arch Capital Group, Ltd. (Æ)	47,100	3,284
Ares Capital Corp. (Ñ)	176,714	2,020
Arthur J Gallagher & Co. (Ñ)	29,700	755
Ashford Hospitality Trust, Inc. (ö)(Ñ)	312,215	1,239
Aspen Insurance Holdings, Ltd.	1,800	46
Asta Funding, Inc. (Ñ)	11,400	91
Astoria Financial Corp.	14,600	327
Axis Capital Holdings, Ltd.	45,800	1,451
Bancfirst Corp. (Ñ)	4,100	194
Banco Latinoamericano de Exportaciones SA Class E	27,600	506
Bancorp, Inc. (Æ)	2,800	16
Bancorpsouth, Inc. (Ñ)	33,250	708
Bank of Hawaii Corp. (Ñ)	31,100	1,567
Bank of the Ozarks, Inc. (Ñ)	15,206	312
Berkshire Hills Bancorp, Inc. (Ñ)	4,571	121
BioMed Realty Trust, Inc. (ö)	63,893	1,648
Brandywine Realty Trust (ö)	12,200	196
Brookline Bancorp, Inc. (Ñ)	20,040	195
Calamos Asset Management, Inc. Class A (Ñ)	36,600	749
Capital City Bank Group, Inc. (Ñ)	900	21
Capitol Bancorp, Ltd. (Ñ)	18,700	249
CapLease, Inc. (ö)(Ñ)	49,200	385
Capstead Mortgage Corp. (ö)	109,300	1,194
Cash America International, Inc.	26,464	1,116
Castlepoint Holdings, Ltd. (Ñ)	15,500	144
Cathay General Bancorp (Ñ)	29,334	468
Cedar Shopping Centers, Inc. (ö)(Ñ)	56,300	718
Center Financial Corp. (Ñ)	24,457	269
City Bank (Ñ)	6,900	65

	Principal Amount ($) or Shares	Market Value $
City Holding Co. (Ñ)	8,100	360
CNA Surety Corp. (Æ)	111,847	1,453
Cohen & Steers, Inc. (Ñ)	10,522	263
Colonial BancGroup, Inc. (The) (Ñ)	72,000	480
Colonial Properties Trust (ö)(Ñ)	21,100	421
Columbia Banking System, Inc. (Ñ)	3,416	52
Community Bank System, Inc. (Ñ)	21,247	501
Community Trust Bancorp, Inc. (Ñ)	5,500	170
Cullen/Frost Bankers, Inc. (Ñ)	7,100	374
Cybersource Corp. (Æ)	123,200	2,187
Darwin Professional Underwriters, Inc. (Æ)(Ñ)	7,329	227
Delphi Financial Group, Inc. Class A	124,230	3,100
Deluxe Corp.	270,206	3,864
Dime Community Bancshares (Ñ)	8,300	139
Duke Realty Corp. (ö)(Ñ)	64,470	1,594
EastGroup Properties, Inc. (ö)(Ñ)	2,663	124
Education Realty Trust, Inc. (ö)	29,900	335
Electro Rent Corp. (Ñ)	163,460	2,239
Employers Holdings, Inc.	38,000	677
Encore Capital Group, Inc. (Æ)(Ñ)	3,000	37
Endurance Specialty Holdings, Ltd.	5,100	156
Equity Lifestyle Properties, Inc. (ö)(Ñ)	8,515	409
Equity One, Inc. (ö)(Ñ)	13,123	253
Evercore Partners, Inc. Class A	138,900	1,814
Extra Space Storage, Inc. (ö)(Ñ)	1,055	15
FBL Financial Group, Inc. Class A (Ñ)	12,800	267
FelCor Lodging Trust, Inc. (ö)(Ñ)	72,600	580
First American Corp. (Ñ)	25,700	648
First Community Bancshares, Inc. (Ñ)	1,800	64
First Financial Bancorp (Ñ)	16,200	183
First Financial Bankshares, Inc. (Ñ)	5,905	271
First Industrial Realty Trust, Inc. (ö)(Ñ)	50,000	1,240
First Merchants Corp. (Ñ)	2,500	53
First Place Financial Corp. (Ñ)	25,900	282
First Potomac Realty Trust (ö)(Ñ)	34,400	546
Flagstar Bancorp, Inc. (Ñ)	18,500	82
Flushing Financial Corp. (Ñ)	82,756	1,459
Franklin Street Properties Corp. (ö)(Ñ)	110,487	1,356
Frontier Financial Corp. (Ñ)	37,656	435
Fulton Financial Corp. (Ñ)	38,710	408
GAMCO Investors, Inc. Class A (Ñ)	4,200	188
Glimcher Realty Trust (ö)(Ñ)	11,800	110
Gramercy Capital Corp. (ö)(Ñ)	4,548	31
Green Bankshares, Inc. (Ñ)	12,900	178
Hallmark Financial Services (Æ)(Ñ)	19,278	186
Hanover Insurance Group, Inc. (The)	51,500	2,210
Harleysville Group, Inc. (Ñ)	17,932	639

12	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HCC Insurance Holdings, Inc.	50,700	1,148
Heartland Payment Systems, Inc. (Ñ)	12,698	292
Hercules Technology Growth Capital, Inc.	236,503	2,353
Heritage Commerce Corp. (Ñ)	9,177	96
Hersha Hospitality Trust (ö)	9,100	65
Highwoods Properties, Inc. (ö)	1,157	42
Home Bancshares, Inc. (Ñ)	1,000	26
Horace Mann Educators Corp.	28,700	398
Hospitality Properties Trust (ö)(Ñ)	87,300	1,859
HRPT Properties Trust (ö)(Ñ)	195,100	1,368
Hudson City Bancorp, Inc.	27,700	506
Hypercom Corp. (Æ)	487,614	2,370
Independent Bank Corp. (Ñ)	8,800	45
Independent Bank Corp. (Ñ)	12,574	329
Inland Real Estate Corp. (ö)(Ñ)	2,500	37
Integra Bank Corp. (Ñ)	11,800	92
Interactive Data Corp.	23,601	680
Intersections, Inc. (Æ)	104,793	919
Intervest Bancshares Corp. Class A (Ñ)	3,400	26
Invesco, Ltd. (Ñ)	109,566	2,552
Investors Bancorp, Inc. (Æ)	110,700	1,684
Investors Real Estate Trust (ö)(Ñ)	17,700	186
IPC Holdings, Ltd. (Ñ)	49,600	1,592
Jack Henry & Associates, Inc. (Ñ)	14,953	323
Jefferies Group, Inc.	125,200	2,378
Kayne Anderson Energy Development Co. (Ñ)	4,000	90
Kite Realty Group Trust (ö)(Ñ)	17,500	217
Knight Capital Group, Inc. Class A (Æ)(Ñ)	322,128	5,280
Kohlberg Capital Corp. (Ñ)	104,070	938
LaBranche & Co., Inc. (Æ)	90,200	623
LandAmerica Financial Group, Inc. Class A	34,200	393
LTC Properties, Inc. (ö)(Ñ)	42,128	1,231
Mack-Cali Realty Corp. (ö)	39,700	1,524
MainSource Financial Group, Inc. (Ñ)	23,100	412
Marlin Business Services Corp. (Æ)(Ñ)	7,400	46
Meadowbrook Insurance Group, Inc. (Ñ)	27,800	178
Medical Properties Trust, Inc. (ö)(Ñ)	63,826	708
MFA Mortgage Investments, Inc. (ö)	68,202	440
Mid-America Apartment Communities, Inc. (ö)	9,853	566
Midwest Banc Holdings, Inc. (Ñ)	110,998	618
MVC Capital, Inc.	8,500	120

	Principal Amount ($) or Shares	Market Value $
National Health Investors, Inc. (ö)	2,429	75
National Interstate Corp. (Ñ)	4,439	89
National Penn Bancshares, Inc. (Ñ)	48,757	655
National Retail Properties, Inc. (ö)(Ñ)	161,239	3,409
Navigators Group, Inc. (Æ)	21,364	1,016
NBT Bancorp, Inc. (Ñ)	6,500	161
NewStar Financial, Inc. (Æ)(Ñ)	15,700	86
NorthStar Realty Finance Corp. (ö)(Ñ)	262,348	2,198
OceanFirst Financial Corp. (Ñ)	8,883	161
Old National Bancorp (Ñ)	45,339	688
Old Second Bancorp, Inc. (Ñ)	2,000	30
Omega Healthcare Investors, Inc. (ö)(Ñ)	39,218	677
OneBeacon Insurance Group, Ltd. Class A (Ñ)	23,700	429
optionsXpress Holdings, Inc. (Ñ)	15,574	386
Oriental Financial Group, Inc.	55,400	962
Oritani Financial Corp. (Æ)(Ñ)	7,517	125
Pacific Capital Bancorp NA (Ñ)	33,118	433
Parkway Properties, Inc. (ö)	21,800	769
PartnerRe, Ltd. - ADR	23,300	1,638
Patriot Capital Funding, Inc. (Ñ)	2,600	18
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	57,700	1,063
Permian Basin Royalty Trust (Ñ)	71,200	1,590
Piper Jaffray Cos. (Æ)(Ñ)	74,560	2,647
Platinum Underwriters Holdings, Ltd.	39,400	1,422
PMA Capital Corp. Class A (Æ)	9,400	94
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	1,549	62
Potlatch Corp. (ö)(Ñ)	71,264	3,319
Preferred Bank (Ñ)	3,900	27
Procentury Corp. (Ñ)	700	12
Prospect Capital Corp. (Ñ)	7,900	104
Protective Life Corp.	45,800	1,647
Provident Bankshares Corp. (Ñ)	42,600	388
PS Business Parks, Inc. (ö)	3,378	178
Pzena Investment Management, Inc.	71,100	661
RAIT Financial Trust (ö)(Ñ)	17,969	119
Ramco-Gershenson Properties Trust (ö)(Ñ)	16,080	348
RenaissanceRe Holdings, Ltd.	19,100	972
Renasant Corp. (Ñ)	13,100	232
Ryder System, Inc.	26,175	1,727
S1 Corp. (Æ)	89,100	723
Safety Insurance Group, Inc. (Ñ)	14,290	607
Sandy Spring Bancorp, Inc. (Ñ)	10,700	178
Santander BanCorp	2,400	26
SCBT Financial Corp. (Ñ)	7,333	255

Special Growth Fund	13

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SeaBright Insurance Holdings, Inc. (Æ)	31,009	357
Senior Housing Properties Trust (ö)(Ñ)	61,552	1,296
Simmons First National Corp. Class A (Ñ)	3,300	98
Southside Bancshares, Inc.	3,780	75
Southwest Bancorp, Inc.	9,601	134
Sovran Self Storage, Inc. (ö)	37,500	1,568
StanCorp Financial Group, Inc. (Ñ)	36,900	1,822
Sterling Bancorp (Ñ)	35,300	496
Sterling Bancshares, Inc. (Ñ)	66,680	648
Stifel Financial Corp. (Æ)(Ñ)	23,326	982
Sun Bancorp, Inc. (Æ)(Ñ)	9,870	108
Sunstone Hotel Investors, Inc. (ö)(Ñ)	105,480	1,365
SVB Financial Group (Æ)(Ñ)	16,834	969
SWS Group, Inc. (Ñ)	2,600	49
Texas Capital Bancshares, Inc. (Æ)(Ñ)	13,969	226
TNS, Inc. (Æ)	6,700	153
Tompkins Financial Corp. (Ñ)	2,500	107
Tower Group, Inc. (Ñ)	9,882	225
TradeStation Group, Inc. (Æ)(Ñ)	5,322	57
Transatlantic Holdings, Inc. (Ñ)	9,100	527
U-Store-It Trust (ö)(Ñ)	213,300	2,485
UDR, Inc. (ö)(Ñ)	26,300	672
United America Indemnity, Ltd. Class A (Æ)(Ñ)	17,100	223
United Financial Bancorp, Inc.	2,465	30
United Rentals, Inc. (Æ)(Ñ)	107,793	1,744
Universal American Corp. (Æ)(Ñ)	33,500	351
Universal Health Realty Income Trust (ö)(Ñ)	6,243	218
Urstadt Biddle Properties, Inc. Class A (ö)(Ñ)	12,900	213
ViewPoint Financial Group	78,227	1,266
Waddell & Reed Financial, Inc. Class A	23,849	797
Webster Financial Corp. (Ñ)	53,600	1,064
WesBanco, Inc. (Ñ)	13,400	305
West Coast Bancorp (Ñ)	9,700	107
Westfield Financial, Inc. (Ñ)	7,400	73
Wilshire Bancorp, Inc. (Ñ)	11,100	137
World Acceptance Corp. (Æ)(Ñ)	17,969	589
WSFS Financial Corp. (Ñ)	13,238	721
Zenith National Insurance Corp. (Ñ)	125,400	4,315

		164,736

Health Care - 10.9%
Adolor Corp. (Æ)(Ñ)	71,200	285
Affymetrix, Inc. (Æ)(Ñ)	251,213	1,980

	Principal Amount ($) or Shares	Market Value $
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	7,500	703
Align Technology, Inc. (Æ)(Ñ)	48,720	488
Alnylam Pharmaceuticals, Inc. (Æ)(Ñ)	20,845	725
American Oriental Bioengineering, Inc. (Æ)(Ñ)	5,913	56
AMERIGROUP Corp. Class A (Æ)	55,384	1,407
Amsurg Corp. Class A (Æ)(Ñ)	26,099	699
Analogic Corp. (Ñ)	29,930	2,190
Angiodynamics, Inc. (Æ)	4,309	68
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	115,790	379
Arthrocare Corp. (Æ)(Ñ)	35,547	751
Assisted Living Concepts, Inc. (Æ)(Ñ)	37,788	217
Bio-Rad Laboratories, Inc. Class A (Æ)	10,397	926
Bio-Reference Labs, Inc. (Æ)(Ñ)	14,109	365
BioScrip, Inc. (Æ)	607,263	2,314
Candela Corp. (Æ)	726,702	1,664
Capital Senior Living Corp. (Æ)(Ñ)	16,681	116
Caraco Pharmaceutical Laboratories, Ltd. (Æ)(Ñ)	11,214	156
Centene Corp. (Æ)	152,886	3,411
Charles River Laboratories International, Inc. (Æ)	61,739	4,103
Columbia Laboratories, Inc. (Æ)(Ñ)	39,218	160
Computer Programs & Systems, Inc. (Ñ)	4,800	119
Conmed Corp. (Æ)	3,777	115
Covance, Inc. (Æ)(Ñ)	27,800	2,552
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	19,342	438
Datascope Corp.	76,540	3,573
DaVita, Inc. (Æ)	63,601	3,552
eResearchTechnology, Inc. (Æ)(Ñ)	187,322	2,727
Gen-Probe, Inc. (Æ)	72,790	3,881
Gentiva Health Services, Inc. (Æ)(Ñ)	25,864	661
Haemonetics Corp. (Æ)	80,954	4,700
Hanger Orthopedic Group, Inc. (Æ)	9,700	165
Harvard Bioscience, Inc. (Æ)(Ñ)	207,576	1,034
HealthExtras, Inc. (Æ)	22,316	670
Healthsouth Corp. (Æ)(Ñ)	30,996	509
Healthspring, Inc. (Æ)	104,078	2,024
HMS Holdings Corp. (Æ)(Ñ)	158,685	3,948
Hologic, Inc. (Æ)(Ñ)	169,751	3,135
Humana, Inc. (Æ)(Ñ)	14,200	623
Icon PLC - ADR (Æ)	37,760	3,034
Illumina, Inc. (Æ)(Ñ)	155,192	14,470
Immucor, Inc. (Æ)(Ñ)	181,087	5,456
Invacare Corp. (Ñ)	27,706	652
Invitrogen Corp. (Æ)(Ñ)	28,400	1,260
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	37,087	635

14	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kendle International, Inc. (Æ)	16,191	666
Kensey Nash Corp. (Æ)(Ñ)	8,299	288
Kindred Healthcare, Inc. (Æ)	45,324	1,222
King Pharmaceuticals, Inc. (Æ)	246,300	2,835
Life Sciences Research, Inc. (Æ)(Ñ)	7,016	237
Lincare Holdings, Inc. (Æ)(Ñ)	50,000	1,611
Luminex Corp. (Æ)(Ñ)	93,800	2,064
Magellan Health Services, Inc. (Æ)	7,301	305
Masimo Corp. (Æ)(Ñ)	104,500	3,947
Medicis Pharmaceutical Corp. Class A (Ñ)	32,257	592
Merit Medical Systems, Inc. (Æ)	51,600	1,043
Molina Healthcare, Inc. (Æ)(Ñ)	44,399	1,325
Myriad Genetics, Inc. (Æ)(Ñ)	22,300	1,483
Natus Medical, Inc. (Æ)(Ñ)	94,700	2,198
NPS Pharmaceuticals, Inc. (Æ)(Ñ)	13,227	71
NuVasive, Inc. (Æ)	94,386	5,302
Odyssey HealthCare, Inc. (Æ)	8,600	81
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	22,118	1,164
Owens & Minor, Inc. (Ñ)	15,400	707
Parexel International Corp. (Æ)	111,288	3,253
Patterson Cos., Inc. (Æ)(Ñ)	104,702	3,270
Pediatrix Medical Group, Inc. (Æ)	29,280	1,424
Perrigo Co. (Ñ)	140,778	4,960
Pharmaceutical Product Development, Inc.	16,700	637
PharmaNet Development Group, Inc. (Æ)(Ñ)	16,843	406
PharMerica Corp. (Æ)	30,700	726
Phase Forward, Inc. (Æ)	78,000	1,435
PSS World Medical, Inc. (Æ)(Ñ)	31,301	525
Psychiatric Solutions, Inc. (Æ)(Ñ)	143,458	5,024
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	12,510	63
RehabCare Group, Inc. (Æ)	21,300	353
Res-Care, Inc. (Æ)	15,688	288
Retractable Technologies, Inc. (Æ)	293,945	359
Sirona Dental Systems, Inc. (Æ)(Ñ)	21,927	544
Somanetics Corp. (Æ)(Ñ)	2,717	60
SonoSite, Inc. (Æ)(Ñ)	17,433	571
Stericycle, Inc. (Æ)	68,950	4,120
STERIS Corp.	9,527	326
Sun Healthcare Group, Inc. (Æ)	27,295	390
Symmetry Medical, Inc. (Æ)(Ñ)	13,580	227
Techne Corp. (Æ)	63,928	5,084
Viropharma, Inc. (Æ)(Ñ)	172,571	2,124
Vivus, Inc. (Æ)(Ñ)	67,475	569
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	99,454	2,875

	Principal Amount ($) or Shares	Market Value $
West Pharmaceutical Services, Inc.	39,300	1,805

		151,655

Integrated Oils - 0.1%
Vaalco Energy, Inc. (Æ)(Ñ)	184,931	1,211

Materials and Processing - 10.7%
Aceto Corp. (Ñ)	136,725	1,028
Acuity Brands, Inc. (Ñ)	22,315	912
Airgas, Inc.	79,762	4,569
AK Steel Holding Corp. (Ñ)	11,200	711
AM Castle & Co.	101,283	2,050
Andersons, Inc. (The) (Ñ)	7,500	341
Apogee Enterprises, Inc. (Ñ)	115,142	1,990
Armstrong World Industries, Inc. (Ñ)	9,500	320
Ashland, Inc.	32,400	1,353
Avant Immunotherapeutics, Inc. (Æ)(Ñ)	2,245	36
Barnes Group, Inc.	79,100	1,787
Beacon Roofing Supply, Inc. (Æ)(Ñ)	23,608	316
Brady Corp. Class A (Ñ)	21,747	797
Buckeye Technologies, Inc. (Æ)	136,466	1,331
Cabot Corp. (Ñ)	171,670	4,606
Calgon Carbon Corp. (Æ)(Ñ)	41,996	798
Celanese Corp. Class A	60,300	2,323
Ceradyne, Inc. (Æ)(Ñ)	25,400	1,177
CF Industries Holdings, Inc.	14,800	2,419
Chemtura Corp.	220,800	1,440
Chicago Bridge & Iron Co. NV	49,896	1,635
CIRCOR International, Inc.	29,100	1,733
Clean Harbors, Inc. (Æ)(Ñ)	10,269	801
Cleveland-Cliffs, Inc.	22,630	2,453
Coeur d’Alene Mines Corp. (Æ)(Ñ)	547,911	1,583
Comfort Systems USA, Inc. (Ñ)	51,500	683
Domtar Corp. Class W (Æ)(Ñ)	246,600	1,406
DuPont Fabros Technology, Inc. (ö)	93,400	1,527
Dycom Industries, Inc. (Æ)	27,700	440
EMCOR Group, Inc. (Æ)	185,977	5,602
Encore Wire Corp. (Ñ)	25,600	467
Energy Conversion Devices, Inc. (Æ)(Ñ)	13,350	934
EnerSys (Æ)	29,700	959
Ennis, Inc. (Ñ)	88,200	1,363
Ferro Corp.	85,650	1,864
Gerdau Ameristeel Corp. (Ñ)	117,000	1,867
Gibraltar Industries, Inc. (Ñ)	94,900	1,500
Glatfelter	169,733	2,482
GrafTech International, Ltd. (Æ)	21,699	509

Special Growth Fund	15

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Granite Construction, Inc. (Ñ)	2,600	82
Haynes International, Inc. (Æ)(Ñ)	32,170	1,526
HB Fuller Co.	27,000	675
Hercules, Inc.	42,470	852
Horsehead Holding Corp. (Æ)(Ñ)	87,900	1,072
IAMGOLD Corp.	365,939	2,423
Innophos Holdings, Inc. (Ñ)	7,400	217
Innospec, Inc.	11,729	208
Insituform Technologies, Inc. Class A (Æ)(Ñ)	161,550	2,793
Insteel Industries Inc. (Ñ)	17,788	314
Interface, Inc. Class A (Ñ)	34,094	404
Jacobs Engineering Group, Inc. (Æ)(Ñ)	32,400	2,506
KBR, Inc.	130,543	3,720
Koppers Holdings, Inc.	13,385	578
LB Foster Co. Class A (Æ)(Ñ)	9,889	380
Lennox International, Inc.	50,000	1,785
LSB Industries, Inc. (Æ)(Ñ)	2,700	60
LSI Industries, Inc. (Ñ)	43,041	397
Lubrizol Corp.	21,000	1,046
Lundin Mining Corp. (Æ)	273,447	1,466
Lydall, Inc. (Æ)(Ñ)	194,753	3,030
McDermott International, Inc. (Æ)	147,298	7,022
Memry Corp. (Æ)	51,441	125
Mercer International, Inc. (Æ)(Ñ)	19,900	124
Michael Baker Corp. (Æ)(Ñ)	686	20
Mueller Industries, Inc.	8,339	214
Myers Industries, Inc.	166,447	1,864
NCI Building Systems, Inc. (Æ)(Ñ)	1,900	71
NewMarket Corp. (Ñ)	400	25
Novagold Resources, Inc. (Æ)(Ñ)	84,050	728
Olin Corp.	17,593	523
Olympic Steel, Inc. (Ñ)	21,551	1,096
OM Group, Inc. (Æ)(Ñ)	94,027	3,159
Owens Corning, Inc. (Æ)(Ñ)	45,700	1,189
Owens-Illinois, Inc. (Æ)	16,900	714
Penn Virginia GP Holdings, LP	6,395	200
Perini Corp. (Æ)(Ñ)	66,400	1,817
PolyOne Corp. (Æ)	46,770	351
Quaker Chemical Corp.	1,812	54
Quanex Building Products Corp. (Ñ)	3,643	56
Quanta Services, Inc. (Æ)(Ñ)	127,226	3,929
Reliance Steel & Aluminum Co.	21,300	1,345
Resource Capital Corp. (ö)(Ñ)	10,900	73
Richmont Mines, Inc. (Æ)(Ñ)	24,058	69
Rock-Tenn Co. Class A (Ñ)	28,495	1,013
Rockwood Holdings, Inc. (Æ)(Ñ)	732	28

	Principal Amount ($) or Shares	Market Value $
Schnitzer Steel Industries, Inc. Class A	14,200	1,281
Schulman A, Inc. (Ñ)	21,500	499
Scotts Miracle-Gro Co. (The) Class A	8,985	175
Shaw Group, Inc. (The) (Æ)(Ñ)	36,100	2,087
Sigma-Aldrich Corp. (Ñ)	21,300	1,294
Silgan Holdings, Inc.	2,535	134
Sims Group, Ltd. - ADR	164,034	5,100
Sonoco Products Co.	21,200	692
Spartech Corp. (Ñ)	46,700	472
Standard Register Co. (The) (Ñ)	13,700	121
Steel Dynamics, Inc.	95,216	3,016
Symyx Technologies (Æ)(Ñ)	373,003	3,540
Temple-Inland, Inc.	330,700	5,374
Timken Co.	41,600	1,374
Tredegar Corp.	59,600	976
Tronox, Inc. Class B	4,900	7
Universal Forest Products, Inc. (Ñ)	800	22
Universal Stainless & Alloy (Æ)(Ñ)	3,100	118
URS Corp. (Æ)	190,541	7,987
US Concrete, Inc. (Æ)(Ñ)	64,833	262
Valspar Corp.	41,100	891
Wausau Paper Corp. (Ñ)	24,181	214
WCA Waste Corp. (Æ)	137,299	706
Xerium Technologies, Inc. (Ñ)	15,813	73

		147,870

Miscellaneous - 1.1%
Carlisle Cos., Inc.	123,100	3,766
Johnson Controls, Inc.	53,800	1,622
Kaman Corp. Class A	80,846	2,028
Lancaster Colony Corp. (Ñ)	49,883	1,622
Teleflex, Inc.	36,900	2,263
Walter Industries, Inc. Class A	20,134	2,111
Wesco Financial Corp.	4,658	1,723

		15,135

Other Energy - 11.4%
Atlas America, Inc. (Ñ)	47,200	1,748
Atlas Pipeline Partners, LP	40,475	1,512
Atwood Oceanics, Inc. (Æ)(Ñ)	107,700	4,945
Berry Petroleum Co. Class A (Ñ)	67,438	2,903
Bill Barrett Corp. (Æ)(Ñ)	17,115	704
Bois d’Arc Energy, Inc. (Æ)(Ñ)	99,669	2,183
Brigham Exploration Co. (Æ)(Ñ)	213,582	2,990
Bronco Drilling Co., Inc. (Æ)(Ñ)	149,500	2,616
Callon Petroleum Co. (Æ)(Ñ)	9,723	224
Cameron International Corp. (Æ)	61,200	2,923

16	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CARBO Ceramics, Inc. (Ñ)	30,080	1,646
Carrizo Oil & Gas, Inc. (Æ)	46,050	2,318
Cimarex Energy Co. (Ñ)	60,524	3,154
Clayton Williams Energy, Inc. (Æ)(Ñ)	2,546	237
Complete Production Services, Inc. (Æ)	47,000	1,496
Comstock Resources, Inc. (Æ)	47,588	2,903
Concho Resources, Inc. (Æ)	62,390	2,043
Continental Resources, Inc. (Æ)(Ñ)	77,486	4,426
Core Laboratories NV (Ñ)	44,941	5,825
Dawson Geophysical Co. (Æ)(Ñ)	5,332	350
Delek US Holdings, Inc. (Ñ)	26,000	208
Denbury Resources, Inc. (Æ)	170,513	4,798
Dril-Quip, Inc. (Æ)	99,001	5,360
Edge Petroleum Corp. (Æ)	4,564	23
Enbridge Energy Partners, LP Class A (Ñ)	36,770	1,829
Energy Partners, Ltd. (Æ)(Ñ)	43,293	514
EXCO Resources, Inc. (Æ)(Ñ)	220,614	5,747
Exterran Holdings, Inc. (Æ)(Ñ)	79,217	4,471
FMC Technologies, Inc. (Æ)	47,350	2,925
Forest Oil Corp. (Æ)(Ñ)	17,600	1,004
Geokinetics, Inc. (Æ)(Ñ)	109,514	1,971
GMX Resources, Inc. (Æ)(Ñ)	9,225	542
Grey Wolf, Inc. (Æ)(Ñ)	187,800	1,604
Gulf Island Fabrication, Inc.	21,900	971
Helix Energy Solutions Group, Inc. (Æ)	79,450	2,537
Helmerich & Payne, Inc.	49,150	2,906
Hercules Offshore, Inc. (Æ)(Ñ)	88,461	2,209
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	151,064	6,734
Hugoton Royalty Trust (Ñ)	50,308	1,588
International Coal Group, Inc. (Æ)(Ñ)	124,320	1,302
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	86,100	1,306
Key Energy Services, Inc. (Æ)	35,300	567
Mariner Energy, Inc. (Æ)(Ñ)	122,539	3,242
Matrix Service Co. (Æ)	1,573	36
McMoRan Exploration Co. (Æ)(Ñ)	9,307	250
Meridian Resource Corp. (Æ)	27,212	86
Mitcham Industries, Inc. (Æ)(Ñ)	15,184	234
Newfield Exploration Co. (Æ)(Ñ)	53,400	2,616
Oceaneering International, Inc. (Æ)(Ñ)	79,533	4,823
Oil States International, Inc. (Æ)	15,400	845
Omni Energy Services Corp. (Æ)(Ñ)	34,030	174
OSG America, LP	89,000	1,184
Patterson-UTI Energy, Inc. (Ñ)	19,600	557

	Principal Amount ($) or Shares	Market Value $
Penn Virginia Corp.	33,039	2,007
PetroHawk Energy Corp. (Æ)	72,517	2,416
Petroquest Energy, Inc. (Æ)(Ñ)	97,590	2,037
Pioneer Drilling Co. (Æ)	18,758	298
Rosetta Resources, Inc. (Æ)	93,437	2,207
Rowan Cos., Inc. (Ñ)	110,500	4,398
Sabine Royalty Trust (Ñ)	10,100	642
St. Mary Land & Exploration Co.	30,700	1,307
Stone Energy Corp. (Æ)(Ñ)	75,444	3,849
Superior Energy Services, Inc. (Æ)(Ñ)	164,460	7,800
Swift Energy Co. (Æ)(Ñ)	25,000	1,270
Teekay Tankers, Ltd. (Ñ)	71,000	1,609
TEPPCO Partners, LP (Ñ)	48,500	1,485
Union Drilling, Inc. (Æ)	14,300	275
Unit Corp. (Æ)	132,072	8,921
USEC, Inc. (Æ)(Ñ)	66,380	347
W&T Offshore, Inc. (Ñ)	25,100	1,111
Whiting Petroleum Corp. (Æ)	23,817	2,231
XTO Energy, Inc.	33,061	1,561

		158,080

Producer Durables - 8.7%
Actuant Corp. Class A (Ñ)	26,874	819
Aerovironment, Inc. (Æ)(Ñ)	38,800	1,266
AGCO Corp. (Æ)	72,128	4,317
Alliant Techsystems, Inc. (Æ)(Ñ)	9,900	980
Altra Holdings, Inc. (Æ)(Ñ)	105,585	1,760
Ametek, Inc.	22,300	1,067
AO Smith Corp. (Ñ)	32,200	1,278
Argon ST, Inc. (Æ)(Ñ)	29,500	731
Arris Group, Inc. (Æ)	23,763	227
ATMI, Inc. (Æ)	6,752	152
AZZ, Inc. (Æ)(Ñ)	30,100	1,378
BE Aerospace, Inc. (Æ)	12,000	308
Belden, Inc. (Ñ)	56,333	2,080
Bucyrus International, Inc. Class A	54,900	3,844
Cabot Microelectronics Corp. (Æ)	18,613	727
Canadian Solar, Inc. (Æ)(Ñ)	79,150	2,277
Chart Industries, Inc. (Æ)	154,739	8,189
Cognex Corp. (Ñ)	14,513	274
Cohu, Inc.	64,400	1,025
Columbus McKinnon Corp. (Æ)(Ñ)	53,023	1,363
CommScope, Inc. (Æ)(Ñ)	35,776	1,595
Credence Systems Corp. (Æ)(Ñ)	296,289	379
CTS Corp.	35,600	458
Darling International, Inc. (Æ)	60,848	985
Donaldson Co., Inc. (Ñ)	62,050	2,799
Dover Corp.	42,300	2,099

Special Growth Fund	17

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ducommun, Inc.	11,326	310
Electro Scientific Industries, Inc. (Æ)(Ñ)	210,520	3,293
EnergySolutions, Inc. (Ñ)	28,500	585
EnPro Industries, Inc. (Æ)(Ñ)	20,283	730
Entegris, Inc. (Æ)	49,035	310
Esterline Technologies Corp. (Æ)	13,867	676
Federal Signal Corp. (Ñ)	46,800	673
Flowserve Corp.	39,800	5,307
Gardner Denver, Inc. (Æ)	25,800	1,176
Goodrich Corp.	7,100	349
Graham Corp.	15,665	1,394
GT Solar International, Inc. (Æ)	31,600	387
Hardinge, Inc. (Ñ)	6,100	96
Herman Miller, Inc. (Ñ)	8,183	214
HNI Corp. (Ñ)	17,145	371
Hovnanian Enterprises, Inc. Class A (Æ)(Ñ)	36,812	259
InterDigital, Inc. (Æ)(Ñ)	2,047	48
Itron, Inc. (Æ)(Ñ)	32,084	2,962
Joy Global, Inc.	128,623	9,289
K-Tron International, Inc. (Æ)(Ñ)	1,328	184
Kennametal, Inc.	42,500	1,265
Kimball International, Inc. Class B (Ñ)	262,592	2,812
KLA-Tencor Corp. (Ñ)	42,012	1,579
Lexmark International, Inc. Class A (Æ)(Ñ)	33,600	1,179
M/I Homes, Inc. (Ñ)	20,600	390
Manitowoc Co., Inc. (The)	42,000	1,107
MasTec, Inc. (Æ)(Ñ)	32,900	472
MDC Holdings, Inc. (Ñ)	8,700	361
Metalico, Inc. (Æ)	31,900	491
Molex, Inc. (Ñ)	45,100	1,106
NVR, Inc. (Æ)	800	442
Orbital Sciences Corp. (Æ)	29,532	739
Park-Ohio Holdings Corp. (Æ)(Ñ)	2,700	47
Perceptron, Inc. (Æ)	260,675	2,085
Pitney Bowes, Inc.	37,303	1,182
Plantronics, Inc. (Ñ)	41,469	1,010
Powerwave Technologies, Inc. (Æ)(Ñ)	79,300	325
Ritchie Bros Auctioneers, Inc.	260,067	6,790
Robbins & Myers, Inc. (Ñ)	129,951	6,598
Ryland Group, Inc. (Ñ)	25,721	530
SBA Communications Corp. Class A (Æ)	110,162	4,174
Steelcase, Inc. Class A (Ñ)	54,200	540
Sun Hydraulics Corp. (Ñ)	8,800	363
Technitrol, Inc.	162,121	2,273

	Principal Amount ($) or Shares	Market Value $
Tecumseh Products Co. Class A (Æ)(Ñ)	79,099	2,591
Teledyne Technologies, Inc. (Æ)	2,990	188
Terex Corp. (Æ)	24,500	1,160
Thomas & Betts Corp. (Æ)	43,500	1,800
Twin Disc, Inc. (Ñ)	3,817	77
Ultra Clean Holdings (Æ)(Ñ)	129,100	846
Ultratech, Inc. (Æ)(Ñ)	20,775	306
Varian Semiconductor Equipment Associates, Inc. (Æ)	64,122	1,874
Waters Corp. (Æ)	37,338	2,537
Woodward Governor Co.	24,900	1,121
Zygo Corp. (Æ)(Ñ)	1,800	19

		121,369

Technology - 14.5%
3Com Corp. (Æ)	270,400	508
Adaptec, Inc. (Æ)(Ñ)	80,122	292
Adtran, Inc. (Ñ)	75,414	1,686
Affiliated Computer Services, Inc. Class A (Æ)	42,800	2,063
American Science & Engineering, Inc.	12,200	690
Amkor Technology, Inc. (Æ)(Ñ)	154,000	1,349
Amphenol Corp. Class A	188,234	8,973
Ansys, Inc. (Æ)(Ñ)	161,763	7,422
Arrow Electronics, Inc. (Æ)	95,800	3,087
Atheros Communications, Inc. (Æ)(Ñ)	74,360	2,305
AuthenTec, Inc. (Æ)(Ñ)	235,810	1,802
Avnet, Inc. (Æ)	124,800	3,402
Avocent Corp. (Æ)	40,594	965
Bel Fuse, Inc. Class B (Ñ)	5,600	159
Benchmark Electronics, Inc. (Æ)	113,800	1,666
BGC Partners, Inc. Class A (Æ)	54,400	386
Blackbaud, Inc. (Ñ)	21,866	391
Blackboard, Inc. (Æ)	61,900	2,474
Bookham, Inc. (Æ)(Ñ)	86,500	163
CACI International, Inc. Class A (Æ)	28,188	1,267
Cavium Networks, Inc. (Æ)(Ñ)	66,746	1,071
Celestica, Inc. (Æ)(Ñ)	211,789	1,684
Ceva, Inc. (Æ)	3,800	31
Check Point Software Technologies (Æ)	58,000	1,324
ChipMOS TECHNOLOGIES Bermuda, Ltd. (Æ)(Ñ)	327,706	813
Ciber, Inc. (Æ)	112,100	793
Cognizant Technology Solutions Corp. Class A (Æ)	46,280	1,299
Commvault Systems, Inc. (Æ)	8,499	129

18	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Compuware Corp. (Æ)	129,900	1,429
COMSYS IT Partners, Inc. (Æ)	1,387	14
Comverse Technology, Inc. (Æ)	162,111	2,428
Concur Technologies, Inc. (Æ)(Ñ)	72,145	2,974
Constant Contact, Inc. (Æ)(Ñ)	59,650	1,063
Cray, Inc. (Æ)(Ñ)	35,948	182
CSG Systems International, Inc. (Æ)	55,000	976
Cubic Corp. (Ñ)	24,000	641
Daktronics, Inc. (Ñ)	22,345	399
Data Domain, Inc. (Æ)(Ñ)	13,550	292
Digital River, Inc. (Æ)(Ñ)	19,315	770
Electronics for Imaging, Inc. (Æ)	42,627	597
Emulex Corp. (Æ)	42,242	476
Equinix, Inc. (Æ)(Ñ)	16,500	1,342
Extreme Networks (Æ)(Ñ)	111,500	327
F5 Networks, Inc. (Æ)(Ñ)	88,318	2,574
First Solar, Inc. (Æ)	10,000	2,851
Flextronics International, Ltd. (Æ)	225,420	2,013
Flir Systems, Inc. (Æ)(Ñ)	56,200	2,290
Foundry Networks, Inc. (Æ)	37,944	662
Garmin, Ltd. (Ñ)	50,526	1,802
Gartner, Inc. (Æ)(Ñ)	5,308	129
Gerber Scientific, Inc. (Æ)(Ñ)	14,400	171
Harmonic, Inc. (Æ)	25,229	197
Harris Corp.	30,100	1,449
Harris Stratex Networks, Inc. Class A (Æ)	4,050	30
Hittite Microwave Corp. (Æ)(Ñ)	37,658	1,202
II-VI, Inc. (Æ)(Ñ)	6,019	231
Imation Corp. (Ñ)	66,213	1,262
Informatica Corp. (Æ)	124,860	2,021
Ingram Micro, Inc. Class A (Æ)	106,300	1,959
Integrated Device Technology, Inc. (Æ)	342,689	3,434
Integrated Silicon Solution, Inc. (Æ)	1,500	7
International Rectifier Corp. (Æ)(Ñ)	87,741	1,481
Interwoven, Inc. (Æ)	42,600	600
ION Geophysical Corp. (Æ)(Ñ)	55,159	881
Jabil Circuit, Inc.	130,600	2,124
JDA Software Group, Inc. (Æ)	34,995	597
Mantech International Corp. Class A (Æ)	31,100	1,737
Marvell Technology Group, Ltd. (Æ)	178,011	2,633
MEMC Electronic Materials, Inc. (Æ)	23,940	1,106
Mentor Graphics Corp. (Æ)(Ñ)	10,881	151
Mercury Computer Systems, Inc. (Æ)	6,400	49
Methode Electronics, Inc.	27,700	310
Micrel, Inc.	337,600	3,214

	Principal Amount ($) or Shares	Market Value $
Micros Systems, Inc. (Æ)(Ñ)	253,415	8,028
Microsemi Corp. (Æ)(Ñ)	142,268	3,693
MicroStrategy, Inc. Class A (Æ)	9,489	574
Monolithic Power Systems, Inc. (Æ)(Ñ)	90,300	1,964
NAM TAI Electronics, Inc.	185,334	2,137
NCI, Inc. (Æ)	2,852	68
NCR Corp. (Æ)(Ñ)	107,641	2,891
Ness Technologies, Inc. (Æ)	98,000	1,212
Netlogic Microsystems, Inc. (Æ)(Ñ)	161,760	5,178
Nice Systems, Ltd. - ADR (Æ)	261,500	7,730
Omniture, Inc. (Æ)(Ñ)	108,178	1,877
ON Semiconductor Corp. (Æ)(Ñ)	37,000	347
OSI Systems, Inc. (Æ)(Ñ)	80,030	1,686
Park Electrochemical Corp. (Ñ)	10,651	270
PerkinElmer, Inc.	212,025	6,170
Perot Systems Corp. Class A (Æ)	8,672	145
Plexus Corp. (Æ)	15,100	430
Power Integrations, Inc. (Æ)(Ñ)	71,325	1,949
QLogic Corp. (Æ)(Ñ)	71,400	1,345
Rackable Systems, Inc. (Æ)	20,208	256
RealNetworks, Inc. (Æ)	88,500	608
SAIC, Inc. (Æ)	144,500	2,730
Salesforce.com, Inc. (Æ)	12,800	817
Sanmina-SCI Corp. (Æ)	650,600	1,152
Satyam Computer Services, Ltd. - ADR (Ñ)	61,260	1,307
Scansource, Inc. (Æ)(Ñ)	23,206	712
Seagate Technology	85,082	1,274
Secure Computing Corp. (Æ)(Ñ)	72,622	285
Sierra Wireless, Inc. (Æ)(Ñ)	72,670	901
Silicon Image, Inc. (Æ)(Ñ)	76,689	538
Skyworks Solutions, Inc. (Æ)(Ñ)	115,200	1,090
Solera Holdings, Inc. (Æ)	86,240	2,500
SonicWALL, Inc. (Æ)	59,600	348
SPSS, Inc. (Æ)(Ñ)	3,400	112
Standard Microsystems Corp. (Æ)(Ñ)	9,906	263
STEC, Inc. (Æ)(Ñ)	49,622	496
Sunpower Corp. Class A (Æ)	7,800	629
Sybase, Inc. (Æ)(Ñ)	141,228	4,747
SYKES Enterprises, Inc. (Æ)(Ñ)	900	16
Synaptics, Inc. (Æ)(Ñ)	21,784	1,050
Syniverse Holdings, Inc. (Æ)	214,522	3,475
SYNNEX Corp. (Æ)(Ñ)	23,000	537
Tekelec (Æ)(Ñ)	34,181	533
Tellabs, Inc. (Æ)	151,500	779
Tier Technologies, Inc. Class B (Æ)	296,450	2,404
Trimble Navigation, Ltd. (Æ)(Ñ)	87,385	2,901
TriQuint Semiconductor, Inc. (Æ)	209,252	1,178

Special Growth Fund	19

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

TTM Technologies, Inc. (Æ)	52,847	595
Tyler Technologies, Inc. (Æ)(Ñ)	58,663	937
Verint Systems, Inc. (Æ)	64,033	1,377
Vignette Corp. (Æ)	15,087	170
Vishay Intertechnology, Inc. (Æ)	357,330	3,205
Vocus, Inc. (Æ)(Ñ)	143,370	5,103
Volterra Semiconductor Corp. (Æ)(Ñ)	54,400	892
Website Pros, Inc. (Æ)(Ñ)	3,200	21
Western Digital Corp. (Æ)	55,200	1,589
White Electronic Designs Corp. (Æ)	518,730	2,433
Xilinx, Inc.	65,900	1,636
Zoran Corp. (Æ)(Ñ)	57,833	478

		201,039

Utilities - 3.4%
Alliant Energy Corp. (Ñ)	35,400	1,141
Atlantic Tele-Network, Inc. (Ñ)	10,500	321
Atmos Energy Corp.	82,981	2,197
Aventine Renewable Energy Holdings, Inc. (Æ)(Ñ)	31,700	216
Avista Corp. (Ñ)	133,020	3,009
Black Hills Corp.	20,279	654
California Water Service Group	30,000	1,102
Centennial Communications Corp. (Æ)	35,418	285
CenturyTel, Inc.	117,400	4,366
Cincinnati Bell, Inc. (Æ)	170,979	667
Cleco Corp. (Ñ)	171,763	4,316
E.W. Scripps Co. Class A (Ñ)	8,785	61
El Paso Electric Co. (Æ)	42,541	879
El Paso Pipeline Partners, LP (Ñ)	76,000	1,482
Empire District Electric Co. (The)	20,757	424
Frontier Communications Corp. (Ñ)	134,500	1,571
Idacorp, Inc. (Ñ)	155,710	4,642
Iowa Telecommunications Services, Inc. (Ñ)	28,757	533
iPCS, Inc. (Æ)(Ñ)	9,050	243
Laclede Group, Inc. (The) (Ñ)	16,069	682
MDU Resources Group, Inc.	25,000	798
MGE Energy, Inc.	1,900	67
New Jersey Resources Corp. (Ñ)	37,749	1,287
NII Holdings, Inc. (Æ)	31,700	1,733
NTELOS Holdings Corp.	18,206	435
Oneok, Inc.	24,400	1,110
Pepco Holdings, Inc.	37,400	933
Pike Electric Corp. (Æ)(Ñ)	15,922	283
Portland General Electric Co.	45,000	1,057
Premiere Global Services, Inc. (Æ)	52,000	786
Southwest Gas Corp.	170,812	4,936

	Principal Amount ($) or Shares	Market Value $
Southwest Water Co. (Ñ)	15,500	167
Suburban Propane Partners, LP (Ñ)	14,300	552
Telephone & Data Systems, Inc.	2,010	85
UGI Corp.	120,400	3,258
USA Mobility, Inc. (Æ)(Ñ)	25,304	205
WGL Holdings, Inc.	8,600	297

		46,780

Total Common Stocks
(cost $1,270,710)		1,295,936

Short-Term Investments - 6.0%
Russell Investment Company Money Market Fund	75,201,444	75,201
United States Treasury Bills (ç)(ž)(§) 1.920% due 09/18/08	8,000	7,980

Total Short-Term Investments
(cost $83,181)		83,181

Other Securities - 38.8%
Russell Investment Company Money Market Fund (×)	195,489,287	195,489
State Street Securities Lending Quality Trust (×)	342,207,334	342,207

Total Other Securities
(cost $537,696)		537,696

Total Investments - 138.3%
(identified cost $1,891,587)		1,916,813

Other Assets and Liabilities, Net - (38.3%)		(530,840)

Net Assets - 100.0%		1,385,973

20	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	1173	USD	83,928	09/08	1,117

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,117

See accompanying notes which are an integral part of the financial statements.

Special Growth Fund	21

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 104.0%
Auto and Transportation - 2.2%
Alexander & Baldwin, Inc.	28,800	1,250
ArvinMeritor, Inc.	67,300	929
Autoliv, Inc.	49,100	1,917
Burlington Northern Santa Fe Corp.	77,850	8,106
CH Robinson Worldwide, Inc.	5,100	246
CSX Corp. (Û)	219,600	14,841
Expeditors International of Washington, Inc.	10,100	359
FedEx Corp. (Û)	80,700	6,362
Forward Air Corp.	5,100	187
Frontline, Ltd.	81,900	5,255
Genuine Parts Co.	106,400	4,268
Goodyear Tire & Rubber Co. (The) (Æ)	176,900	3,473
HUB Group, Inc. Class A (Æ)	8,600	334
JB Hunt Transport Services, Inc. (Ñ)	218,570	8,083
Kansas City Southern (Æ)	3,800	209
Kirby Corp. (Æ)	114,300	5,454
Landstar System, Inc.	39,600	2,003
Lear Corp. (Æ)	84,800	1,222
Navistar International Corp. (Æ)	14,100	790
Norfolk Southern Corp. (Û)	140,200	10,083
Pacer International, Inc.	12,400	294
Skywest, Inc.	69,900	1,064
Southwest Airlines Co.	4,800	75
TRW Automotive Holdings Corp. (Æ)	85,900	1,593
Union Pacific Corp. (Û)	116,800	9,629
UTI Worldwide, Inc.	36,600	666
WABCO Holdings, Inc.	6,000	271
Werner Enterprises, Inc. (Ñ)	119,700	2,850

		91,813

Consumer Discretionary - 14.4%
Accenture, Ltd. Class A (Û)	1,062,410	44,366
Activision Blizzard, Inc. (Æ)	86,100	3,098
Aeropostale, Inc. (Æ)	215,000	6,934
Allied Waste Industries, Inc. (Æ)	188,800	2,284
Amazon.com, Inc. (Æ)	9,000	687
American Eagle Outfitters, Inc.	162,600	2,276
American Greetings Corp. Class A	20,120	298
Apollo Group, Inc. Class A (Æ)	81,200	5,058
AutoNation, Inc. (Æ)	88,000	908
Avon Products, Inc. (Û)	8,000	339
Best Buy Co., Inc. (Û)	860,100	34,163
Big Lots, Inc. (Æ)	92,100	2,805
BJ’s Wholesale Club, Inc. (Æ)	220,900	8,290

	Principal Amount ($) or Shares	Market Value $
Brinker International, Inc.	70,200	1,291
Burger King Holdings, Inc.	26,100	700
CBS Corp. Class B	1,038,459	16,989
Chipotle Mexican Grill, Inc. Class A (Æ)	3,450	236
Coach, Inc. (Æ)(Û)	339,200	8,653
Columbia Sportswear Co.	19,600	731
Convergys Corp. (Æ)	112,700	1,431
Copart, Inc. (Æ)	39,100	1,715
Corporate Executive Board Co. (The)	26,800	1,004
Costco Wholesale Corp.	137,500	8,619
Darden Restaurants, Inc.	100,200	3,264
DeVry, Inc.	15,800	898
DIRECTV Group, Inc. (The) (Æ)(Ñ)(Û)	708,200	19,136
DISH Network Corp. Class A (Æ)	121,500	3,575
Dolby Laboratories, Inc. Class A (Æ)	25,600	1,042
Dollar Tree, Inc. (Æ)	3,100	116
DreamWorks Animation SKG, Inc. Class A (Æ)	63,900	1,898
Earthlink, Inc. (Æ)	6,400	58
eBay, Inc. (Æ)(Û)	610,000	15,354
Estee Lauder Cos., Inc. (The) Class A	76,800	3,387
Expedia, Inc. (Æ)	104,200	2,039
Family Dollar Stores, Inc.	47,100	1,097
Foot Locker, Inc.	32,900	495
GameStop Corp. Class A (Æ)(Ñ)	706,000	28,600
Gap, Inc. (The) (Û)	678,000	10,929
Google, Inc. Class A (Æ)	11,752	5,568
Guess ?, Inc.	45,200	1,431
Hasbro, Inc.	137,300	5,316
Hewitt Associates, Inc. Class A (Æ)	65,000	2,395
Home Depot, Inc. (Û)	419,200	9,990
IAC/InterActiveCorp (Æ)	60,100	1,049
John Wiley & Sons, Inc. Class A	11,900	540
Liberty Global, Inc. Class A (Æ)(Û)	128,900	3,716
Macy’s, Inc. (Û)	342,900	6,450
Manpower, Inc.	226,209	10,858
Mattel, Inc.	180,500	3,619
McDonald’s Corp. (Û)	895,531	53,544
News Corp. Class A	776,900	10,978
Nike, Inc. Class B (Û)	375,300	22,023
Office Depot, Inc. (Æ)	264,500	1,799
OfficeMax, Inc.	18,600	237
Omnicom Group, Inc. (Û)	150,100	6,408
Penske Auto Group, Inc.	30,600	407
Ross Stores, Inc.	115,219	4,374
RR Donnelley & Sons Co. (Û)	178,500	4,766
Sohu.com, Inc. (Æ)	66,900	5,050

22	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tech Data Corp. (Æ)	69,100	2,410
Tiffany & Co.	123,100	4,652
Time Warner, Inc. (Û)	3,636,270	52,071
TJX Cos., Inc.	370,600	12,493
United Online, Inc.	61,800	671
Urban Outfitters, Inc. (Æ)	181,200	5,981
VeriSign, Inc. (Æ)(Ñ)	73,800	2,401
VF Corp.	35,800	2,563
Viacom, Inc. Class B (Æ)(Û)	377,600	10,546
Wal-Mart Stores, Inc. (Û)	548,100	32,130
Walt Disney Co. (The) (Û)	1,528,830	46,400
Watson Wyatt Worldwide, Inc. Class A	25,415	1,473
WESCO International, Inc. (Æ)	58,300	2,195
Yahoo!, Inc. (Æ)	23,100	459
Yum! Brands, Inc. (Û)	267,800	9,593

		591,319

Consumer Staples - 7.3%
Altria Group, Inc.	446,300	9,082
Anheuser-Busch Cos., Inc.	67,500	4,574
Church & Dwight Co., Inc.	6,400	351
Coca-Cola Co. (The)	166,300	8,565
Coca-Cola Enterprises, Inc.	158,000	2,675
Colgate-Palmolive Co. (Û)	143,100	10,628
Constellation Brands, Inc. Class A (Æ)(Û)	23,941	515
Dr Pepper Snapple Group, Inc. (Æ)	62,500	1,292
General Mills, Inc. (Û)	176,400	11,358
Herbalife, Ltd.	117,000	5,053
Hormel Foods Corp.	23,800	861
Kroger Co. (The) (Û)	1,564,779	44,252
Pepsi Bottling Group, Inc. (Û)	345,264	9,616
PepsiCo, Inc. (Û)	490,800	32,668
Philip Morris International, Inc.	195,700	10,108
Procter & Gamble Co. (Û)	813,995	53,300
Ruddick Corp. (Ñ)	7,300	226
Safeway, Inc.	837,400	22,375
SUPERVALU, Inc.	199,000	5,098
SYSCO Corp. (Û)	1,570,700	44,545
Tyson Foods, Inc. Class A	580,980	8,657
UST, Inc.	119,920	6,309
Walgreen Co. (Û)	174,500	5,992

		298,100

Financial Services - 17.0%
Advent Software, Inc. (Æ)	28,800	1,254
Aflac, Inc. (Û)	253,400	14,092

	Principal Amount ($) or Shares	Market Value $
Allied Capital Corp.	78,898	1,085
Allied World Assurance Co. Holdings, Ltd.	19,900	828
Allstate Corp. (The) (Û)	287,900	13,307
AMB Property Corp. (ö)	68,000	3,329
American Capital, Ltd.	175,200	3,560
American Express Co.	327,400	12,153
American Financial Group, Inc.	97,900	2,836
Ameriprise Financial, Inc. (Û)	223,980	9,519
Annaly Capital Management, Inc. (ö)	318,600	4,801
AON Corp.	32,700	1,498
Apartment Investment & Management Co. Class A (ö)	150,800	5,153
Arch Capital Group, Ltd. (Æ)	61,300	4,274
Arthur J Gallagher & Co.	45,100	1,147
Assurant, Inc. (Û)	129,800	7,804
Automatic Data Processing, Inc. (Û)	320,700	13,697
AvalonBay Communities, Inc. (ö)	58,650	5,848
Axis Capital Holdings, Ltd.	341,200	10,809
Bancorpsouth, Inc.	55,382	1,180
Bank of America Corp. (Û)	1,039,322	34,194
Bank of New York Mellon Corp. (The) (Û)	396,004	14,058
BB&T Corp.	84,000	2,354
BlackRock, Inc. Class A (Û)	51,337	11,125
BOK Financial Corp.	1,500	60
Brandywine Realty Trust (ö)	97,900	1,571
Broadridge Financial Solutions, Inc.	118,200	2,447
Capital One Financial Corp. (Û)	311,700	13,048
Cash America International, Inc.	52,200	2,201
CBL & Associates Properties, Inc. (ö)	93,000	1,806
Charles Schwab Corp. (The) (Û)	663,300	15,183
Chubb Corp. (Û)	327,000	15,709
Cigna Corp. (Û)	428,500	15,863
Cincinnati Financial Corp.	176,527	4,914
Citigroup, Inc.	1	—
CME Group, Inc. Class A	500	180
CNA Financial Corp.	15,800	422
Colonial Properties Trust (ö)	31,600	631
Comerica, Inc.	205,500	5,902
Deluxe Corp.	33,000	472
Discover Financial Services	353,000	5,171
Duke Realty Corp. (ö)	207,100	5,122
Dun & Bradstreet Corp.	46,500	4,494
Eaton Vance Corp.	80,400	2,986
Endurance Specialty Holdings, Ltd.	159,991	4,896
Equity Residential (ö)	112,500	4,857
Everest Re Group, Ltd.	40,900	3,346
Federal Realty Investment Trust (ö)(Ñ)	39,700	2,883

Quantitative Equity Fund	23

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federated Investors, Inc. Class B	41,100	1,351
Fidelity National Information Services, Inc.	10,900	207
Fifth Third Bancorp	377,100	5,268
First American Corp.	2,500	63
Franklin Resources, Inc. (Û)	106,800	10,745
GFI Group, Inc.	99,600	1,005
Global Payments, Inc.	2,200	97
Goldman Sachs Group, Inc. (The) (Û)	96,900	17,833
H&R Block, Inc.	468,400	11,396
Hanover Insurance Group, Inc. (The)	30,100	1,292
Hartford Financial Services Group, Inc. (Û)	127,100	8,057
HCC Insurance Holdings, Inc.	157,300	3,563
Heartland Payment Systems, Inc.	14,100	324
Hospitality Properties Trust (ö)	322,505	6,869
HRPT Properties Trust (ö)	188,800	1,323
Hudson City Bancorp, Inc. (Ñ)(Û)	733,100	13,386
Huntington Bancshares, Inc.	7,600	53
IntercontinentalExchange, Inc. (Æ)	29,500	2,944
Invesco Ltd. (Æ)	34,700	808
Invesco, Ltd.	75,600	1,761
Investment Technology Group, Inc. (Æ)	58,973	1,754
Jones Lang LaSalle, Inc. (Ñ)	31,600	1,505
JPMorgan Chase & Co. (Û)	922,580	37,484
Kilroy Realty Corp. (ö)	2,700	124
KKR Financial Holdings LLC	54,500	560
LaSalle Hotel Properties (ö)	41,800	949
Legg Mason, Inc.	35,000	1,412
Lexington Realty Trust (ö)	70,700	1,018
Lincoln National Corp. (Û)	294,700	14,057
Macerich Co. (The) (ö)	33,900	1,876
Mack-Cali Realty Corp. (ö)	58,100	2,230
Marshall & Ilsley Corp.	102,700	1,561
Mastercard, Inc. Class A	4,800	1,172
MetLife, Inc. (Û)	454,700	23,085
Nasdaq OMX Group (The) (Æ)(Ñ)	144,300	4,007
Nationwide Health Properties, Inc. (ö)	23,700	879
Northern Trust Corp. (Û)	217,100	16,971
NYSE Euronext (Û)	130,562	6,168
PartnerRe, Ltd. - ADR	57,254	4,026
Pennsylvania Real Estate Investment Trust (ö)	31,200	575
PNC Financial Services Group, Inc.	38,600	2,752
Progressive Corp. (The)	228,300	4,623
Prologis (ö)	643,141	31,437
Protective Life Corp.	29,500	1,061

	Principal Amount ($) or Shares	Market Value $
Prudential Financial, Inc. (Û)	249,900	17,236
Raymond James Financial, Inc.	71,300	2,061
Regency Centers Corp. (ö)	15,400	916
Regions Financial Corp. (Ñ)	644,260	6,108
RenaissanceRe Holdings, Ltd.	56,000	2,849
Ryder System, Inc.	2,100	138
Safeco Corp.	46,200	3,057
SEI Investments Co.	137,700	3,171
StanCorp Financial Group, Inc.	38,800	1,916
State Street Corp. (Û)	204,100	14,622
Sunstone Hotel Investors, Inc. (ö)	83,700	1,083
SunTrust Banks, Inc.	2,600	107
T Rowe Price Group, Inc.	153,700	9,199
Taubman Centers, Inc. (ö)	1,600	77
TD Ameritrade Holding Corp. (Æ)(Û)	506,300	10,080
Total System Services, Inc.	71,200	1,394
Travelers Cos., Inc. (The) (Û)	830,595	36,646
UnionBanCal Corp.	5,100	274
US Bancorp	262,500	8,035
Ventas, Inc. (ö)	47,300	2,122
Wachovia Corp.	50,200	867
Waddell & Reed Financial, Inc. Class A	21,200	708
Webster Financial Corp.	13,000	258
Wells Fargo & Co.	429,050	12,987
Western Union Co. (The) (Û)	360,000	9,950
WR Berkley Corp.	95,675	2,260
XL Capital, Ltd. Class A	241,100	4,313

		696,134

Health Care - 13.9%
Abbott Laboratories	82,000	4,620
Aetna, Inc. (Û)	385,200	15,797
AMERIGROUP Corp. Class A (Æ)	72,200	1,834
AmerisourceBergen Corp. Class A (Û)	908,305	38,031
Amgen, Inc. (Æ)(Û)	339,220	21,245
Baxter International, Inc. (Û)	163,600	11,225
Beckman Coulter, Inc.	37,100	2,684
Becton Dickinson & Co. (Û)	76,900	6,530
Biogen Idec, Inc. (Æ)(Û)	697,500	48,658
Boston Scientific Corp. (Æ)(Û)	1,224,700	14,562
Bristol-Myers Squibb Co.	608,000	12,841
Cardinal Health, Inc. (Û)	312,800	16,807
Centene Corp. (Æ)	19,800	442
Community Health Systems, Inc. (Æ)	81,797	2,698
Covidien, Ltd.	45,600	2,245
CVS/Caremark Corp.	63,100	2,303
Dentsply International, Inc.	5,900	237

24	Quantitative Equity Fund

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Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Edwards Lifesciences Corp. (Æ)	1,600	100
Eli Lilly & Co. (Û)	329,200	15,509
Endo Pharmaceuticals Holdings, Inc. (Æ)	40,400	935
Express Scripts, Inc. Class A (Æ)(Û)	515,200	36,342
Forest Laboratories, Inc. (Æ)(Û)	428,300	15,209
Gen-Probe, Inc. (Æ)	3,400	181
Genentech, Inc. (Æ)	30,700	2,924
Gilead Sciences, Inc. (Æ)(Û)	253,300	13,673
Health Net, Inc. (Æ)	197,900	5,533
Healthspring, Inc. (Æ)	39,100	760
Hill-Rom Holdings, Inc. (Ñ)	3,600	101
HLTH Corp. (Æ)(Ñ)	194,300	2,126
Humana, Inc. (Æ)	246,600	10,828
Idexx Laboratories, Inc. (Æ)	3,600	193
Invitrogen Corp. (Æ)	147,300	6,533
Johnson & Johnson (Û)	488,050	33,417
Kindred Healthcare, Inc. (Æ)	16,900	456
Kinetic Concepts, Inc. (Æ)	83,900	2,932
King Pharmaceuticals, Inc. (Æ)	350,300	4,032
LifePoint Hospitals, Inc. (Æ)	41,200	1,179
Lincare Holdings, Inc. (Æ)	102,900	3,315
McKesson Corp. (Û)	302,100	16,915
Medco Health Solutions, Inc. (Æ)(Û)	834,780	41,388
Medtronic, Inc.	162,900	8,606
Merck & Co., Inc. (Û)	563,460	18,538
Owens & Minor, Inc.	19,100	877
Patterson Cos., Inc. (Æ)	116,800	3,648
PDL BioPharma, Inc.	46,300	517
Pfizer, Inc. (Û)	4,351,180	81,236
St. Jude Medical, Inc. (Æ)	145,000	6,754
Stryker Corp.	55,900	3,588
Thermo Fisher Scientific, Inc. (Æ)	33,900	2,052
UnitedHealth Group, Inc. (Û)	315,600	8,862
Universal Health Services, Inc. Class B	35,200	2,134
Varian Medical Systems, Inc. (Æ)	10,600	636
Watson Pharmaceuticals, Inc. Class B (Æ)	213,200	6,164
WellCare Health Plans, Inc. (Æ)	67,000	2,635
WellPoint, Inc. (Æ)(Û)	124,000	6,504
Wyeth	10,300	417

		570,508

Integrated Oils - 6.4%
Chevron Corp. (Û)	492,360	41,634
ConocoPhillips (Û)	548,400	44,760
Exxon Mobil Corp. (Û)	1,394,118	112,129

	Principal Amount ($) or Shares	Market Value $
Hess Corp. (Û)	157,500	15,970
Marathon Oil Corp. (Û)	414,000	20,481
Murphy Oil Corp. (Û)	106,900	8,523
Occidental Petroleum Corp. (Û)	243,700	19,211

		262,708

Materials and Processing - 7.1%
Airgas, Inc.	54,700	3,133
AK Steel Holding Corp.	116,200	7,379
Alcoa, Inc. (Û)	305,400	10,307
Archer-Daniels-Midland Co. (Û)	496,600	14,218
Ashland, Inc.	131,800	5,505
Avery Dennison Corp.	29,400	1,294
Bunge, Ltd.	101,312	10,022
Carpenter Technology Corp.	68,400	2,647
Celanese Corp. Class A	39,850	1,535
Ceradyne, Inc. (Æ)	5,200	241
CF Industries Holdings, Inc.	75,200	12,292
Cleveland-Cliffs, Inc.	38,600	4,185
Commercial Metals Co.	144,900	4,325
Crown Holdings, Inc. (Æ)	61,700	1,729
Cytec Industries, Inc.	1,500	81
Domtar Corp. (Æ)	254,100	1,448
Dow Chemical Co. (The) (Û)	315,800	10,519
Eastman Chemical Co.	45,900	2,752
EI Du Pont de Nemours & Co.	163,700	7,172
EMCOR Group, Inc. (Æ)	117,100	3,527
Fluor Corp. (Û)	171,540	13,955
FMC Corp.	7,500	558
Freeport-McMoRan Copper & Gold, Inc. Class B	89,900	8,698
Granite Construction, Inc.	58,400	1,847
Harsco Corp.	67,000	3,625
International Paper Co.	135,500	3,756
Jacobs Engineering Group, Inc. (Æ)	107,900	8,345
KBR, Inc.	225,300	6,421
Lubrizol Corp.	5,200	259
McDermott International, Inc. (Æ)	98,000	4,672
Minerals Technologies, Inc.	11,900	768
Monsanto Co.	180,392	21,486
Mosaic Co. (The) (Û)	137,000	17,428
Nucor Corp. (Û)	305,600	17,486
Owens-Illinois, Inc. (Æ)	232,700	9,829
Perini Corp. (Æ)	11,900	326
PPG Industries, Inc.	70,500	4,275
Precision Castparts Corp.	81,600	7,624
Reliance Steel & Aluminum Co.	77,600	4,901
Schnitzer Steel Industries, Inc. Class A	64,200	5,793

Quantitative Equity Fund	25

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sonoco Products Co.	57,200	1,866
Southern Copper Corp. (Û)	190,450	5,291
Steel Dynamics, Inc.	131,400	4,163
Terra Industries, Inc.	167,700	9,056
Timken Co.	52,300	1,727
United States Steel Corp. (Û)	90,400	14,497
URS Corp. (Æ)	104,000	4,360
Valspar Corp.	39,600	858
Worthington Industries, Inc. (Ñ)	68,800	1,220

		289,401

Miscellaneous - 2.2%
3M Co.	48,900	3,442
Carlisle Cos., Inc.	56,100	1,716
Foster Wheeler, Ltd. (Æ)	207,400	11,774
General Electric Co. (Û)	1,658,420	46,917
Honeywell International, Inc.	138,228	7,027
ITT Corp. (Û)	83,300	5,578
Johnson Controls, Inc.	185,000	5,580
SPX Corp.	38,399	4,868
Tyco International, Ltd.	72,900	3,248
Walter Industries, Inc. Class A	4,700	493

		90,643

Other Energy - 7.8%
Alpha Natural Resources, Inc. (Æ)	60,100	5,947
Anadarko Petroleum Corp. (Û)	627,100	36,315
Apache Corp. (Û)	422,150	47,353
Baker Hughes, Inc.	19,600	1,625
Basic Energy Services, Inc. (Æ)	12,200	328
Bill Barrett Corp. (Æ)	23,900	983
BJ Services Co.	247,600	7,279
Cabot Oil & Gas Corp.	58,600	2,579
Cameron International Corp. (Æ)	16,900	807
Cimarex Energy Co.	69,900	3,643
Complete Production Services, Inc. (Æ)	5,900	188
Continental Resources, Inc. (Æ)	79,100	4,518
Denbury Resources, Inc. (Æ)	126,000	3,546
Devon Energy Corp. (Û)	170,190	16,149
Diamond Offshore Drilling, Inc. (Û)	34,500	4,116
Dynegy, Inc. Class A (Æ)	4,230	29
Encore Acquisition Co. (Æ)	16,000	990
ENSCO International, Inc.	57,300	3,962
EOG Resources, Inc.	38,698	3,890
Exterran Holdings, Inc. (Æ)	36,200	2,043
FMC Technologies, Inc. (Æ)	107,000	6,610
Forest Oil Corp. (Æ)	1,200	68

	Principal Amount ($) or Shares	Market Value $
Halliburton Co. (Û)	495,500	22,208
Helix Energy Solutions Group, Inc. (Æ)	40,200	1,284
Holly Corp.	65,100	1,861
Mariner Energy, Inc. (Æ)	95,508	2,527
Massey Energy Co.	53,600	3,980
National Oilwell Varco, Inc. (Æ)	242,000	19,029
Newfield Exploration Co. (Æ)	65,100	3,189
Noble Energy, Inc.	26,700	1,972
NRG Energy, Inc. (Æ)	182,800	6,634
Oceaneering International, Inc. (Æ)	12,500	758
Patterson-UTI Energy, Inc.	147,100	4,181
Pioneer Drilling Co. (Æ)	28,900	459
Pioneer Natural Resources Co.	58,700	3,490
Reliant Energy, Inc. (Æ)	508,300	9,205
SEACOR Holdings, Inc. (Æ)	25,350	2,121
Southwestern Energy Co. (Æ)(Û)	312,200	11,336
St. Mary Land & Exploration Co.	54,300	2,311
Superior Energy Services, Inc. (Æ)	73,100	3,467
Transocean, Inc. (Æ)(Û)	117,600	15,997
Ultra Petroleum Corp. (Æ)	43,800	3,126
Unit Corp. (Æ)	44,100	2,979
Valero Energy Corp. (Û)	538,800	18,001
W&T Offshore, Inc.	104,600	4,630
Weatherford International, Ltd. (Æ)(Û)	209,500	7,904
Whiting Petroleum Corp. (Æ)	7,500	703
Williams Cos., Inc.	382,300	12,253

		318,573

Producer Durables - 6.4%
AGCO Corp. (Æ)	114,560	6,856
Applied Biosystems, Inc.	74,189	2,740
Boeing Co. (Û)	386,300	23,607
Bucyrus International, Inc. Class A	77,400	5,419
Caterpillar, Inc. (Û)	264,000	18,353
Crane Co.	6,900	245
Cummins, Inc. (Û)	165,300	10,966
Deere & Co.	41,200	2,891
Donaldson Co., Inc.	31,500	1,421
Dover Corp. (Û)	147,700	7,330
Emerson Electric Co.	115,700	5,635
Flowserve Corp.	64,792	8,639
Gardner Denver, Inc. (Æ)	45,400	2,070
Goodrich Corp.	20,000	983
Graco, Inc.	35,502	1,286
Herman Miller, Inc. (Ñ)	12,800	335
HNI Corp. (Ñ)	33,300	721
Hubbell, Inc. Class B	33,100	1,396

26	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ingersoll-Rand Co., Ltd. Class A	323,800	11,657
Joy Global, Inc.	49,900	3,604
KLA-Tencor Corp. (Û)	81,800	3,075
Lennar Corp. Class A	149,600	1,810
Lexmark International, Inc. Class A (Æ)	86,600	3,038
Lincoln Electric Holdings, Inc.	6,500	522
Lockheed Martin Corp. (Û)	433,760	45,254
Manitowoc Co., Inc. (The)	58,400	1,539
Mettler Toledo International, Inc. (Æ)	14,300	1,537
Molex, Inc.	85,200	2,090
Northrop Grumman Corp. (Û)	739,575	49,840
Parker Hannifin Corp. (Û)	118,700	7,321
Raytheon Co.	87,700	4,993
Steelcase, Inc. Class A	69,902	696
Teradyne, Inc. (Æ)	191,700	1,796
Terex Corp. (Æ)	46,800	2,215
Thomas & Betts Corp. (Æ)	27,200	1,126
United Technologies Corp.	49,800	3,186
W.W. Grainger, Inc.	50,000	4,476
Xerox Corp.	776,500	10,591

		261,259

Technology - 13.3%
3Com Corp. (Æ)	270,571	509
Adobe Systems, Inc. (Æ)(Û)	474,500	19,621
Adtran, Inc.	9,800	219
Altera Corp.	28,400	623
Amdocs, Ltd. (Æ)	5,800	176
Analog Devices, Inc.	136,200	4,155
Apple, Inc. (Æ)	192,803	30,646
Arrow Electronics, Inc. (Æ)	86,600	2,790
Autodesk, Inc. (Æ)(Û)	186,700	5,954
Avnet, Inc. (Æ)	592,790	16,159
BMC Software, Inc. (Æ)	17,700	582
Broadcom Corp. Class A (Æ)	343,100	8,334
Brocade Communications Systems, Inc. (Æ)	91,400	617
CACI International, Inc. Class A (Æ)	18,900	850
Cisco Systems, Inc. (Æ)(Û)	592,670	13,033
Computer Sciences Corp. (Æ)	227,500	10,777
Dell, Inc. (Æ)	393,200	9,661
EMC Corp. (Æ)	338,700	5,084
First Solar, Inc. (Æ)	6,900	1,967
General Dynamics Corp.	147,700	13,166
Harris Corp.	137,200	6,606
Hewlett-Packard Co. (Û)	1,726,540	77,349
Ingram Micro, Inc. Class A (Æ)	110,900	2,044

	Principal Amount ($) or Shares	Market Value $
Intel Corp.	376,890	8,363
International Business Machines Corp. (Û)	125,900	16,113
j2 Global Communications, Inc. (Æ)	1,800	43
Jabil Circuit, Inc.	519,800	8,452
Juniper Networks, Inc. (Æ)(Û)	441,700	11,497
L-3 Communications Holdings, Inc. (Û)	77,300	7,629
LSI Corp. (Æ)	22,600	157
Macrovision Solutions Corp. (Æ)	295	4
Mantech International Corp. Class A (Æ)	7,800	436
Marvell Technology Group, Ltd. (Æ)	239,800	3,547
MEMC Electronic Materials, Inc. (Æ)	18,600	859
Microsoft Corp. (Û)	2,179,440	56,055
Motorola, Inc. (Û)	876,500	7,573
Novell, Inc. (Æ)	152,100	847
Oracle Corp. (Æ)(Û)	2,306,400	49,657
Plexus Corp. (Æ)	13,700	390
Qualcomm, Inc. (Û)	288,300	15,955
RF Micro Devices, Inc. (Æ)	77,800	254
Rockwell Automation, Inc.	71,800	3,196
SAIC, Inc. (Æ)	194,500	3,674
Salesforce.com, Inc. (Æ)	32,700	2,086
Seagate Technology (Û)	790,600	11,835
Seagate Technology, Inc. (Æ)	67,668	—
Silicon Laboratories, Inc. (Æ)	46,500	1,521
Sun Microsystems, Inc. (Æ)	788,025	8,377
Sybase, Inc. (Æ)	6,100	205
Symantec Corp. (Æ)(Û)	2,013,130	42,417
Syniverse Holdings, Inc. (Æ)	34,800	564
Synopsys, Inc. (Æ)	121,951	2,929
Tellabs, Inc. (Æ)	740,600	3,807
Teradata Corp. (Æ)	15,100	354
Texas Instruments, Inc. (Û)	1,535,880	37,445
Unisys Corp. (Æ)	216,700	800
Vishay Intertechnology, Inc. (Æ)	55,700	500
Western Digital Corp. (Æ)	300,400	8,648

		547,111

Utilities - 6.0%
ACE, Ltd. (Û)	159,700	8,097
AES Corp. (The) (Æ)	208,500	3,365
American Electric Power Co., Inc. (Û)	186,600	7,371
AT&T, Inc. (Û)	1,210,999	37,311
Atmos Energy Corp.	44,200	1,170
Centerpoint Energy, Inc.	360,100	5,679
CenturyTel, Inc.	118,099	4,392
Comcast Corp. Class A	4,100	84

Quantitative Equity Fund	27

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Constellation Energy Group, Inc. (Û)	171,100	14,229
Dominion Resources, Inc.	111,200	4,913
DPL, Inc.	115,300	2,926
Duke Energy Corp.	915,740	16,099
E.W. Scripps Co. Class A	700	5
Edison International (Û)	216,841	10,482
Embarq Corp.	379,200	17,356
Entergy Corp.	44,700	4,779
Exelon Corp.	30,800	2,421
FirstEnergy Corp. (Û)	160,500	11,805
FPL Group, Inc.	2,800	181
Great Plains Energy, Inc.	700	18
Hawaiian Electric Industries, Inc. (Ñ)	74,600	1,846
Integrys Energy Group, Inc.	2,000	102
Millicom International Cellular SA	1,300	100
New Jersey Resources Corp.	7,300	249
Nicor, Inc.	6,500	259
OGE Energy Corp.	14,500	474
Oneok, Inc.	17,810	810
Pinnacle West Capital Corp.	90,300	3,031
Portland General Electric Co.	34,000	799
PPL Corp.	48,400	2,273
Public Service Enterprise Group, Inc. (Û)	1,071,100	44,772
Qwest Communications International, Inc.	568,698	2,178
Sierra Pacific Resources	185,900	2,108
Sprint Nextel Corp. (Û)	950,200	7,735
Telephone & Data Systems, Inc.	34,500	1,463
UGI Corp.	40,800	1,104
US Cellular Corp. (Æ)	4,700	280
Verizon Communications, Inc. (Û)	606,510	20,645
Windstream Corp.	189,900	2,264

		245,175

Total Common Stocks
(cost $4,367,932)		4,262,744

Short-Term Investments - 6.6%
Russell Investment Company Money Market Fund	257,102,000	257,102
United States Treasury Bills (ç)(ž)(§) 1.915% due 09/18/08	15,000	14,962

Total Short-Term Investments
(cost $272,064)		272,064

	Principal Amount ($) or Shares	Market Value $
Other Securities - 0.2%
Russell Investment Company Money Market Fund (×)	2,461,840	2,462
State Street Securities Lending Quality Trust (×)	4,309,492	4,309

Total Other Securities
(cost $6,771)		6,771

Total Investments - 110.8%
(identified cost $4,646,767)		4,541,579

Securities Sold Short - (10.6%)
Auto and Transportation - (0.6%)
Expeditors International of Washington, Inc.	(192,800)	(6,846)
Ford Motor Co. (Æ)	(734,100)	(3,524)
Gentex Corp.	(143,000)	(2,211)
Southwest Airlines Co.	(640,500)	(9,985)

		(22,566)

Consumer Discretionary - (2.1%)
Amazon.com, Inc. (Æ)	(114,800)	(8,764)
Carnival Corp.	(137,000)	(5,061)
Cheesecake Factory (The) (Æ)	(5,200)	(73)
Dick’s Sporting Goods, Inc. (Æ)	(105,300)	(1,848)
DynCorp International, Inc. Class A (Æ)	(31,600)	(497)
Electronic Arts, Inc. (Æ)	(171,700)	(7,414)
Gaylord Entertainment Co. (Æ)	(87,400)	(2,625)
Geo Group, Inc. (The) (Æ)	(53,500)	(1,286)
International Flavors & Fragrances, Inc.	(53,400)	(2,148)
J Crew Group, Inc. (Æ)	(36,100)	(1,038)
Lamar Advertising Co. Class A (Æ)	(700)	(27)
Las Vegas Sands Corp. (Æ)	(202,100)	(9,200)
Liberty Media Corp. - Capital Series A (Æ)	(296,218)	(4,603)
Live Nation, Inc. (Æ)	(70,700)	(892)
Men’s Wearhouse, Inc.	(30,800)	(613)
MGM Mirage (Æ)	(276,800)	(8,033)
Nordstrom, Inc.	(113,300)	(3,256)
PHH Corp. (Æ)	(20,100)	(311)
Scientific Games Corp. Class A (Æ)	(109,000)	(3,307)
Service Corp. International	(321,800)	(3,080)
Target Corp.	(75,800)	(3,428)
Toro Co.	(19,400)	(631)
Urban Outfitters, Inc. (Æ)	(99,000)	(3,268)

28	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Waste Management, Inc.	(154,600)	(5,494)
Wynn Resorts, Ltd.	(78,000)	(7,603)

		(84,500)

Consumer Staples - (0.3%)
Hershey Co. (The)	(203,300)	(7,475)
Pilgrim’s Pride Corp.	(70,100)	(855)
Reynolds American, Inc.	(29,600)	(1,653)
Universal Corp.	(43,600)	(2,251)

		(12,234)

Financial Services - (2.1%)
Advent Software, Inc. (Æ)	(54,600)	(2,377)
Alleghany Corp. (Æ)	(941)	(297)
American International Group, Inc.	(393,500)	(10,251)
CIT Group, Inc.	(480,300)	(4,073)
Citigroup, Inc.	(608,700)	(11,377)
Fidelity National Financial, Inc. Class A	(124,683)	(1,666)
Fifth Third Bancorp	(585,700)	(8,182)
Freddie Mac	(203,100)	(1,659)
Huron Consulting Group, Inc. (Æ)	(28,000)	(1,460)
Loews Corp.	(94,516)	(4,212)
MBIA, Inc.	(212,300)	(1,259)
Merrill Lynch & Co., Inc.	(321,500)	(8,568)
Plum Creek Timber Co., Inc. (ö)	(58,700)	(2,860)
Raymond James Financial, Inc.	(135,100)	(3,904)
SLM Corp. (Æ)	(565,100)	(9,680)
Tanger Factory Outlet Centers (ö)	(14,100)	(526)
TFS Financial Corp.	(33,200)	(378)
Wachovia Corp.	(314,600)	(5,433)
Washington Federal, Inc.	(65,100)	(1,211)
Washington Mutual, Inc.	(1,150,700)	(6,133)
Wilmington Trust Corp.	(31,600)	(745)
Wright Express Corp. (Æ)	(29,726)	(790)

		(87,041)

Health Care - (1.2%)
Alexion Pharmaceuticals, Inc. (Æ)	(17,400)	(1,631)
Alpharma, Inc. Class A (Æ)	(17,100)	(388)
Auxilium Pharmaceuticals, Inc. (Æ)	(70,500)	(2,616)
Brookdale Senior Living, Inc.	(15,500)	(237)
Celgene Corp. (Æ)	(30,700)	(2,318)
Cepheid, Inc. (Æ)	(60,540)	(1,036)
Cooper Cos., Inc. (The)	(55,874)	(1,883)
Human Genome Sciences, Inc. (Æ)	(202,600)	(1,343)
ImClone Systems, Inc. (Æ)	(36,300)	(2,321)
Medarex, Inc. (Æ)	(148,200)	(1,464)
Medicines Co. (The) (Æ)	(43,100)	(957)

	Principal Amount ($) or Shares	Market Value $
Millipore Corp. (Æ)	(49,000)	(3,447)
Myriad Genetics, Inc. (Æ)	(29,100)	(1,935)
NuVasive, Inc. (Æ)	(63,100)	(3,544)
Psychiatric Solutions, Inc. (Æ)	(47,000)	(1,646)
Quest Diagnostics, Inc.	(115,600)	(6,145)
Rigel Pharmaceuticals, Inc. (Æ)	(26,100)	(664)
Savient Pharmaceuticals, Inc. (Æ)	(122,600)	(3,259)
Stryker Corp.	(78,500)	(5,039)
Sunrise Senior Living, Inc. (Æ)	(95,300)	(1,709)
Vertex Pharmaceuticals, Inc. (Æ)	(124,000)	(4,278)
XenoPort, Inc. (Æ)	(23,000)	(1,055)

		(48,915)

Materials and Processing - (0.9%)
Acorda Therapeutics, Inc. (Æ)	(19,900)	(653)
Eagle Materials, Inc.	(1,400)	(35)
Hecla Mining Co. (Æ)	(43,300)	(397)
Hexcel Corp. (Æ)	(61,600)	(1,169)
Jacobs Engineering Group, Inc. (Æ)	(89,400)	(6,914)
McDermott International, Inc. (Æ)	(75,200)	(3,585)
Mosaic Co. (The)	(54,200)	(6,895)
Polypore International, Inc. (Æ)	(36,800)	(962)
Quanta Services, Inc. (Æ)	(28,700)	(886)
Royal Gold, Inc.	(33,116)	(1,182)
RTI International Metals, Inc. (Æ)	(37,100)	(1,011)
Sigma-Aldrich Corp.	(99,300)	(6,031)
Temple-Inland, Inc.	(254,665)	(4,138)
Weyerhaeuser Co.	(74,100)	(3,962)

		(37,820)

Miscellaneous - (0.2%)
Fortune Brands, Inc.	(139,700)	(8,006)

Other Energy - (1.5%)
Arch Coal, Inc.	(122,400)	(6,892)
Consol Energy, Inc.	(36,500)	(2,715)
Equitable Resources, Inc.	(126,500)	(6,610)
EXCO Resources, Inc. (Æ)	(100,000)	(2,605)
Exterran Holdings, Inc. (Æ)	(60,900)	(3,437)
Parker Drilling Co. (Æ)	(59,300)	(479)
Peabody Energy Corp.	(152,200)	(10,296)
PetroHawk Energy Corp. (Æ)	(76,500)	(2,549)
Range Resources Corp.	(174,400)	(8,469)
Rex Energy Corp. (Æ)	(58,500)	(1,164)
Schlumberger, Ltd.	(93,400)	(9,489)
Venoco, Inc. (Æ)	(11,100)	(186)
XTO Energy, Inc.	(155,000)	(7,322)

		(62,213)

Quantitative Equity Fund	29

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - (0.7%)
American Tower Corp. Class A (Æ)	(72,400)	(3,034)
Danaher Corp.	(103,400)	(8,236)
Dionex Corp. (Æ)	(38,900)	(2,704)
Entegris, Inc. (Æ)	(117,276)	(742)
ESCO Technologies, Inc. (Æ)	(6,500)	(267)
Flowserve Corp.	(57,900)	(7,720)
InterDigital, Inc. (Æ)	(5,498)	(128)
KLA-Tencor Corp.	(44,300)	(1,665)
Lindsay Corp.	(15,800)	(1,458)
SBA Communications Corp. Class A (Æ)	(28,700)	(1,087)
TransDigm Group, Inc. (Æ)	(64,100)	(2,360)

		(29,401)

Technology - (0.5%)
Compuware Corp. (Æ)	(118,386)	(1,302)
Concur Technologies, Inc. (Æ)	(19,100)	(787)
Diodes, Inc. (Æ)	(45,100)	(1,171)
First Solar, Inc. (Æ)	(19,700)	(5,618)
II-VI, Inc. (Æ)	(24,000)	(923)
Lawson Software, Inc. (Æ)	(15,000)	(122)
Macrovision Solutions Corp. (Æ)	(78,100)	(1,187)
Microsemi Corp. (Æ)	(73,300)	(1,903)
Omniture, Inc. (Æ)	(70,100)	(1,216)
Salesforce.com, Inc. (Æ)	(122,900)	(7,840)

		(22,069)

Utilities - (0.5%)
Cablevision Systems Corp. Class A (Æ)	(231,400)	(5,618)
Consolidated Edison, Inc.	(168,300)	(6,682)
DPL, Inc.	(19,330)	(491)
Leap Wireless International, Inc. (Æ)	(4,700)	(203)
Southern Co.	(106,500)	(3,769)
Unisource Energy Corp.	(59,900)	(1,830)
Vectren Corp.	(73,900)	(2,158)

		(20,751)

Total Securities Sold Short
(proceeds $466,792)		(435,516)

Other Assets and Liabilities, Net - (0.2%)		(7,295)

Net Assets - 100.0%		4,098,768

See accompanying notes which are an integral part of the financial statements.

30	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index	49	USD	17,013	09/08	(1,064)
Russell 1000 Mini Index	48	USD	3,333	09/08	(199)
S&P 500 E-Mini Index (CME)	623	USD	39,470	09/08	(2,006)
S&P 500 Index (CME)	355	USD	112,455	09/08	(5,335)
S&P Midcap 400 E-Mini Index (CME)	1,212	USD	97,433	09/08	(5,348)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(13,952)

See accompanying notes which are an integral part of the financial statements.

Quantitative Equity Fund	31

Russell Investment Company

International Securities Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.2%
Australia - 3.4%
ABC Learning Centres, Ltd. (Æ)	28,824	20
AGL Energy, Ltd.	14,371	180
Allco Finance Group, Ltd. (Æ)(Ñ)	196,372	85
Amcor, Ltd.	1,338,822	6,593
AMP, Ltd.	573,787	3,496
Ansell, Ltd. - GDR	79,136	755
Austereo Group, Ltd.	8,614	11
Australand Property Group (ö)	4,242	3
Australia & New Zealand Banking Group, Ltd.	186,583	2,802
AWB, Ltd.	52,030	138
AXA Asia Pacific Holdings, Ltd.	27,950	117
BHP Billiton, Ltd.	238,603	8,912
BlueScope Steel, Ltd.	103,450	1,122
Centennial Coal Co., Ltd. (Ñ)	59,952	291
CFS Retail Property Trust (ö)(Ñ)	27,736	53
Challenger Financial Services Group, Ltd. (Ñ)	75,536	165
Commonwealth Bank of Australia	18,134	668
Crown, Ltd.	8,466	63
CSL, Ltd.	740,964	24,061
CSR, Ltd. (Ñ)	56,065	110
Dexus Property Group (ö)(Ñ)	140,434	184
Downer EDI, Ltd. (Æ)	16,911	110
Felix Resources, Ltd.	1,098	22
Fortescue Metals Group, Ltd. (Æ)(Ñ)	38,391	310
Foster’s Group, Ltd.	2,282,472	10,576
Goodman Fielder, Ltd.	96,389	118
Goodman Group (ö)	25,211	60
GPT Group (ö)	55,254	78
Harvey Norman Holdings, Ltd.	16,524	50
Incitec Pivot, Ltd.	815	124
Leighton Holdings, Ltd. - ADR (Ñ)	4,211	166
Lion Nathan, Ltd.	485	4
Macquarie Infrastructure Group	839,782	2,003
Macquarie Office Trust (ö)(Ñ)	52,719	45
Mirvac Group (ö)	8,305	20
National Australia Bank, Ltd.	764,509	17,410
Newcrest Mining, Ltd.	13,598	378
Orica, Ltd.	10,735	239
Origin Energy, Ltd.	29,925	445
Oxiana, Ltd.	863,733	1,610
Pacific Brands, Ltd.	7,430	13
PaperlinX, Ltd.	281,934	511
Qantas Airways, Ltd.	177,571	546
QBE Insurance Group, Ltd.	74,074	1,574

	Principal Amount ($) or Shares	Market Value $
Rio Tinto, Ltd. (Ñ)	60,650	7,003
Santos, Ltd.	76,437	1,290
Sigma Pharmaceuticals, Ltd.	17,227	16
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	34,800	—
SP AusNet	180,294	193
Spotless Group, Ltd.	16,186	43
St. George Bank, Ltd.	19,607	504
Stockland (ö)	53,220	228
Suncorp-Metway, Ltd.	77,629	964
TABCORP Holdings, Ltd.	71,908	581
Telstra Corp., Ltd.	4,123,681	17,338
Wesfarmers, Ltd. (Ñ)	192,009	6,159
Wesfarmers, Ltd.	3,024	97
Westfield Group (ö)(Ñ)	66,525	1,000
Westpac Banking Corp.	92,432	1,843
Woodside Petroleum, Ltd.	11,915	596
Woolworths, Ltd.	93,940	2,206

		126,302

Austria - 0.3%
Erste Bank der Oesterreichischen Sparkassen AG (Ñ)	132,018	8,472
Voestalpine AG	49,200	3,230

		11,702

Belgium - 0.8%
Colruyt SA (Ñ)	307	85
D’ieteren SA	263	65
Delhaize Group (Æ)	5,486	301
Dexia SA (Ñ)	66,763	911
Fortis (Ñ)	481,408	6,772
Fortis	697,197	9,852
Fortis (Æ)	166,644	3
Hansen Transmissions International NV (Æ)	961,550	5,994
InBev NV	28,415	1,913
Nationale A Portefeuille (Æ)	3,331	262
Solvay SA (Ñ)	31,300	3,737
Umicore (Æ)	11,413	512

		30,407

Bermuda - 0.9%
Aquarius Platinum, Ltd.	125,262	1,235
Benfield Group, Ltd. (Ñ)	1,204,919	5,800
Bunge, Ltd. (Ñ)	18,300	1,810
Catlin Group, Ltd.	36,924	240
Cheung Kong Infrastructure Holdings, Ltd.	8,000	35

32	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chinese Estates Holdings, Ltd.	40,000	57
Credicorp, Ltd.	35,200	2,605
Esprit Holdings, Ltd.	400,315	4,279
Foster Wheeler, Ltd. (Æ)	15,400	874
Giordano International, Ltd.	241,053	98
Great Eagle Holdings, Ltd.	19,000	55
Guoco Group, Ltd.	8,000	84
Jardine Matheson Holdings, Ltd.	168,172	5,296
Jardine Strategic Holdings, Ltd.	3,500	60
Li & Fung, Ltd.	862,800	2,930
Midland Holdings, Ltd.	92,000	48
Mongolia Energy Co. ltd (Æ)(Ñ)	163,000	169
Noble Group, Ltd.	98,000	152
Orient Overseas International, Ltd.	43,000	187
Pacific Basin Shipping, Ltd.	192,000	269
Seadrill, Ltd. (Ñ)	206,700	6,211
Shangri-La Asia, Ltd.	1,086,000	2,330
Vostok Gas, Ltd.	3,780	262
VTech Holdings, Ltd. (Ñ)	37,273	227

		35,313

Brazil - 1.0%
All America Latina Logistica SA (Æ)	181,255	2,416
Banco do Brasil SA	80,400	1,288
Bovespa Holding SA - ADR	282,500	3,569
Cia Vale do Rio Doce - ADR (Æ)	170,000	5,105
Gafisa SA (Æ)	242,919	4,188
Magnesita Refratarios SA (Æ)	109,000	1,628
OGX Petroleo e Gas Participacoes SA (Æ)	500	246
Petroleo Brasileiro SA - ADR	189,023	10,568
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)	71,203	9,373

		38,381

Canada - 2.4%
Agrium, Inc.	19,300	1,696
Barrick Gold Corp.	37,500	1,588
Cameco Corp.	31,000	1,114
Canadian Imperial Bank of Commerce (Ñ)	38,000	2,300
Canadian National Railway Co.	95,100	5,017
Canadian Natural Resources, Ltd.	44,900	3,508
EnCana Corp.	83,700	6,041
Fairfax Financial Holdings, Ltd. (Ñ)	7,700	1,973
Gerdau Ameristeel Corp. (Ñ)	105,900	1,674
Inmet Mining Corp.	24,300	1,541
Methanex Corp.	68,818	1,850

	Principal Amount ($) or Shares	Market Value $
National Bank of Canada	26,800	1,309
Nexen, Inc.	87,400	2,749
Petro-Canada	94,400	4,357
Potash Corp. of Saskatchewan	92,010	18,805
Precision Drilling Trust	65,400	1,464
Research In Motion, Ltd. (Æ)	147,751	18,147
Rogers Communications, Inc. Class B (Ñ)	388,416	13,121
Suncor Energy, Inc.	32,400	1,761
Teck Cominco, Ltd. Class B	37,256	1,711

		91,726

Cayman Islands - 0.3%
Hidili Industry International Development, Ltd. (Æ)	1,611,000	2,410
Hutchison Telecommunications International, Ltd.	54,413	71
Kingboard Chemical Holdings, Ltd.	10,500	51
LDK Solar Co., Ltd. - ADR (Æ)(Ñ)	197,600	6,653
Lifestyle International Holdings, Ltd.	5,500	8
Subsea 7, Inc. (Æ)(Ñ)	65,550	1,539
Transocean, Inc. (Æ)(Ñ)	18,900	2,571

		13,303

China - 0.4%
China Communications Construction Co., Ltd. Class H (Ñ)	1,612,000	3,001
China COSCO Holdings Co., Ltd. Class H (Ñ)	286,500	689
China Merchants Bank Co., Ltd. (Æ)(Ñ)	1,538,500	5,573
China Petroleum & Chemical Corp. Class H (Ñ)	2,274,000	2,386
Industrial & Commercial Bank of China	4,916,000	3,698

		15,347

Czech Republic - 0.1%
Komercni Banka AS	14,115	3,613

Denmark - 1.8%
AP Moller - Maersk A/S (Æ)	116	1,347
Carlsberg A/S Class B	127,965	10,382
D/S Norden (Æ)	6,650	645
Danske Bank A/S	12,700	359
East Asiatic Co., Ltd. A/S (Æ)	4,350	296
FLSmidth & Co. A/S	13,600	1,319
H Lundbeck A/S	5,000	127

International Securities Fund	33

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Novo Nordisk A/S Class B	117,400	7,469
Vestas Wind Systems A/S (Æ)	340,345	44,744

		66,688

Finland - 1.2%
Fortum OYJ	166,826	7,372
Konecranes OYJ	11,160	444
Nokia OYJ	1,042,329	28,491
Orion OYJ Class B	2,032	42
Outokumpu OYJ	25,346	591
Outotec OYJ	20,385	1,044
Stora Enso OYJ Class R (Ñ)	294,500	2,657
UPM-Kymmene OYJ	327,367	5,175

		45,816

France - 11.3%
Accor SA (Æ)(Ñ)	91,723	6,112
Air France-KLM (Ñ)	27,900	691
Air Liquide (Æ)(Ñ)	70,994	9,314
Alcatel-Lucent - ADR (Æ)	654,310	3,932
Alstom	192,533	21,692
Arkema (Æ)	16,008	811
AXA SA (Æ)(Ñ)	652,179	19,263
BNP Paribas	236,422	23,475
Bouygues (Æ)	2,819	181
Carrefour SA (Ñ)	354,696	18,043
Christian Dior SA	10,129	1,089
Cie de Saint-Gobain (Æ)(Ñ)	129,368	8,042
Cie Generale de Geophysique-Veritas (Æ)	100,326	3,922
CNP Assurances (Æ)	6,551	730
Compagnie Generale des Etablissements Michelin Class B (Æ)	31,600	2,073
Credit Agricole SA (Æ)(Ñ)	269,353	5,771
EDF Energies Nouvelles SA	17,868	1,249
Eramet (Æ)	1,123	775
France Telecom SA (Ñ)	577,345	18,331
Gaz de France SA (Ñ)	444,291	27,765
Groupe Danone (Æ)	17,400	1,287
JC Decaux SA (Æ)(Ñ)	148,204	3,744
L’Oreal SA (Æ)	55,493	5,821
Lafarge SA (Æ)	2,230	303
Lagardere SCA (Æ)	69,000	3,779
Legrand SA	203,830	5,195
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	171,985	18,979
Nexans SA (Æ)	7,699	914

	Principal Amount ($) or Shares	Market Value $
NicOx SA (Ñ)	28,762	400
Pernod-Ricard SA (Ñ)	63,954	5,562
PPR (Ñ)	79,841	8,649
Rallye SA	4,517	218
Renault SA (Æ)(Ñ)	183,696	15,278
Rhodia SA (Æ)(Ñ)	16,175	306
Sanofi-Aventis SA (Ñ)	247,819	17,392
Schneider Electric SA (Ñ)	115,759	12,784
SEB SA	3,828	214
Societe BIC SA (Ñ)	2,173	111
Societe Generale	271,430	25,271
Sodexho Alliance SA (Æ)	42,655	2,779
Suez Environnement SA (Æ)	15,950	460
Suez SA (Æ)	40,378	3
Teleperformance - GDR (Æ)	11,813	454
Thales SA (Æ)(Ñ)	56,930	3,213
Total SA (Ñ)	884,008	67,776
Total SA - ADR	47,200	3,611
UBISOFT Entertainment (Æ)	16,845	1,665
Unibail-Rodamco (ö)	750	169
Valeo SA (Æ)	15,436	497
Vallourec	25,841	7,673
Veolia Environnement (Ñ)	261,467	13,961
Vivendi (Ñ)	557,360	23,296

		425,025

Germany - 8.2%
Adidas AG (Æ)	23,856	1,465
Allianz SE	142,744	24,209
Altana AG	10,678	168
Arcandor AG (Æ)(Ñ)	694,694	8,042
Arques Industries AG (Æ)(Ñ)	15,829	189
BASF SE (Æ)	270,644	17,161
Bayer AG (Æ)	187,133	16,174
Bayerische Motoren Werke AG (Æ)	95,110	4,270
Commerzbank AG (Æ)	437,014	14,136
Continental AG	105,295	11,876
Daimler AG (Æ)	77,425	4,492
Demag Cranes AG	5,094	279
Deutsche Bank AG (Æ)(Ñ)	145,303	13,496
Deutsche Boerse AG	96,294	10,980
Deutsche Lufthansa AG	191,600	4,396
Deutsche Telekom AG	1,171,456	20,364
E.ON AG	134,000	25,568
Epcos AG	38,505	1,071
Freenet AG (Ñ)	15,820	288
Fresenius Medical Care AG & Co. KGaA (Æ)	4,723	261

34	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GEA Group AG (Æ)	129,094	4,260
Gildemeister AG (Æ)	25,434	732
Hannover Rueckversicherung AG (Æ)	22,719	1,086
Infineon Technologies AG (Æ)	196,600	1,486
K+S AG (Æ)	37,025	4,590
Krones AG	2,143	170
KUKA AG (Æ)(Ñ)	13,532	323
Lanxess AG	33,473	1,297
Linde AG (Æ)(Ñ)	168,557	23,276
MAN AG (Æ)	12,012	1,211
Merck KGAA	66,420	8,030
Metro AG (Æ)	88,267	4,986
Muenchener Rueckversicherungs AG	55,100	9,177
RWE AG	187,881	22,534
Salzgitter AG	6,834	1,120
SAP AG	148,166	8,576
SGL Carbon AG (Æ)	27,100	1,814
Siemens AG	64,867	7,958
Solarworld AG (Ñ)	79,323	3,729
Stada Arzneimittel AG	13,953	721
Suedzucker AG (Ñ)	38,534	674
Symrise AG	257,491	4,406
ThyssenKrupp AG	4,943	277
Tognum AG	26,250	577
TUI AG (Ñ)	86,600	1,987
United Internet AG	138,450	2,669
Volkswagen AG (Æ)(Ñ)	5,426	1,731
Vossloh AG	1,320	171
Wacker Chemie AG (Æ)	41,445	8,578

		307,031

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	68,762	1,700
National Bank of Greece SA	165,652	7,892

		9,592

Hong Kong - 1.0%
Bank of East Asia, Ltd. (Ñ)	21,000	101
BOC Hong Kong Holdings, Ltd.	197,833	499
Cheung Kong Holdings, Ltd.	264,950	3,725
China Mobile, Ltd. (Ñ)	634,500	8,487
China Netcom Group Corp. Hong Kong, Ltd. (Æ)	552,000	1,680
CLP Holdings, Ltd.	64,000	525
CNOOC, Ltd.	2,573,200	3,793
Hang Lung Group, Ltd.	35,837	160
Hang Seng Bank, Ltd.	18,600	366

	Principal Amount ($) or Shares	Market Value $
Henderson Land Development Co., Ltd.	22,000	136
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	15,077	223
HongKong Electric Holdings (Ñ)	1,148,500	6,644
Hopewell Holdings	53,000	190
Hutchison Whampoa, Ltd.	110,500	1,037
Hysan Development Co., Ltd.	78,000	223
Industrial and Commercial Bank of China Asia, Ltd. (Ñ)	48,143	114
Link REIT (The) (ö)(Ñ)	75,000	168
Melco International Development (Æ)	66,000	41
Minmetals Resources, Ltd.	152,000	42
New World Development, Ltd.	71,000	133
PCCW, Ltd.	29,000	18
Sun Hung Kai Properties, Ltd.	52,333	781
Swire Pacific, Ltd.	45,000	479
Television Broadcasts, Ltd.	21,667	121
Wharf Holdings, Ltd.	1,525,843	6,756
Wheelock & Co., Ltd. (Ñ)	97,068	264
Wing Hang Bank, Ltd.	6,500	87

		36,793

India - 0.3%
ICICI Bank, Ltd. - ADR (Ñ)	132,241	3,916
Infosys Technologies, Ltd.	83,400	3,078
Satyam Computer Services, Ltd.	92,080	823
Satyam Computer Services, Ltd. - ADR (Ñ)	45,920	980
State Bank of India, Ltd. - GDR	24,500	1,608

		10,405

Indonesia - 0.1%
Bumi Resources Tbk PT	2,737,000	2,022

Ireland - 0.3%
Dragon Oil PLC	124,962	726
Elan Corp. PLC - ADR (Æ)(Ñ)	307,457	6,164
Ryanair Holdings PLC - ADR (Æ)(Ñ)	146,512	3,568

		10,458

Israel - 0.6%
Check Point Software Technologies (Æ)	115,600	2,639
Teva Pharmaceutical Industries, Ltd. - ADR	417,345	18,714

		21,353

International Securities Fund	35

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Italy - 2.4%
Alleanza Assicurazioni SpA	485,922	4,747
Ansaldo STS SpA	360,438	5,359
Arnoldo Mondadori Editore SpA (Æ)(Ñ)	549,091	3,299
Assicurazioni Generali SpA (Æ)	28,110	976
Banca Italease SpA (Æ)	8,075	67
Buzzi Unicem SpA	31,039	654
Danieli & Co. SpA	6,814	149
Enel SpA	123,386	1,143
ENI SpA	551,832	18,667
Esprinet SpA Class A (Ñ)	16,079	80
Fiat SpA (Æ)(Ñ)	108,629	1,868
Fondiaria-Sai SpA	91,814	3,053
Fondiaria-Sai SpA (Æ)	9,900	214
Indesit Co. SpA (Æ)(Ñ)	14,911	152
Intesa Sanpaolo SpA	3,415,115	19,247
Mediaset SpA (Æ)(Ñ)	77,870	552
Milano Assicurazioni SpA (Æ)	39,486	202
Parmalat Finanziaria SpA (Ñ)(ß)	42,200	—
Pirelli & C SpA	616,144	382
Prysmian SpA	13,701	340
Saras SpA (Æ)	41,502	206
Telecom Italia SpA (Æ)	6,327,722	9,303
Terna Rete Elettrica Nazionale SpA (Ñ)	103,583	431
UniCredit SpA	3,285,515	19,566
Unione di Banche Italiane SCPA	6,266	149

		90,806

Japan - 15.5%
77 Bank, Ltd. (The)	80,000	479
Acom Co., Ltd. (Æ)	14,470	422
Aeon Credit Service Co., Ltd. (Ñ)	188,400	2,401
Aiful Corp. (Æ)(Ñ)	19,300	201
Aisin Seiki Co., Ltd.	20,900	544
Alfresa Holdings Corp.	3,800	233
Alps Electric Co., Ltd.	167,300	1,710
Aoyama Trading Co., Ltd.	5,200	91
Asahi Kasei Corp.	102,000	521
Astellas Pharma, Inc.	245,600	10,620
Bank of Yokohama, Ltd. (The)	601,009	3,853
Bridgestone Corp.	188,100	3,058
Brother Industries, Ltd.	27,000	340
Calsonic Kansei Corp.	73,000	244
Canon Marketing Japan, Inc.	24,000	354
Canon, Inc. (Ñ)	820,400	37,489
Central Glass Co., Ltd.	89,000	352

	Principal Amount ($) or Shares	Market Value $
Chubu Electric Power Co., Inc.	7,000	168
Circle K Sunkus Co., Ltd. (Ñ)	14,900	259
Coca-Cola West Holdings Co., Ltd. (Ñ)	7,700	170
COMSYS Holdings Corp. (Ñ)	100,000	887
Credit Saison Co., Ltd. (Æ)	14,000	293
Dai Nippon Printing Co., Ltd.	48,000	660
Daiei, Inc. (The) (Æ)(Ñ)	36,900	289
Daifuku Co., Ltd. (Æ)	19,500	169
Daikin Industries, Ltd. (Ñ)	96,100	4,074
Daishi Bank, Ltd. (The)	44,000	182
Daito Trust Construction Co., Ltd.	7,700	351
Daiwa Securities Group, Inc.	807,920	6,979
Denki Kagaku Kogyo KK	75,000	223
Denso Corp.	34,400	892
DIC Corp.	503,000	1,343
Duskin Co., Ltd.	4,100	70
East Japan Railway Co.	232	1,816
Exedy Corp.	15,800	349
Ezaki Glico Co., Ltd.	2,000	23
FamilyMart Co., Ltd.	31,500	1,376
Fanuc, Ltd.	67,700	5,319
Fast Retailing Co., Ltd. (Ñ)	29,100	3,249
FCC Co., Ltd.	6,900	117
Fuji Fire & Marine Insurance Co., Ltd. (The)	130,000	376
Fuji Television Network, Inc.	2,885	3,980
FUJIFILM Holdings Corp.	26,600	833
Fujitsu, Ltd.	1,083,000	7,880
Funai Electric Co., Ltd. (Ñ)	4,900	153
Glory, Ltd.	34,300	746
Gunze, Ltd.	26,000	111
H2O Retailing Corp. (Ñ)	71,000	459
Hachijuni Bank, Ltd. (The)	55,000	352
Hanwa Co., Ltd.	53,000	304
Higo Bank, Ltd. (The)	43,000	241
Hino Motors, Ltd.	137,000	716
Hirose Electric Co., Ltd. (Ñ)	29,100	2,756
Hitachi Capital Corp.	9,100	161
Hitachi Construction Machinery Co., Ltd.	79,281	2,059
Hitachi Kokusai Electric, Inc.	47,000	351
Hitachi, Ltd.	447,000	3,200
Honda Motor Co., Ltd.	241,300	7,715
Hosiden Corp. (Ñ)	122,100	1,985
Hoya Corp.	271,900	5,547
Hyakujushi Bank, Ltd. (The)	19,000	106
Inpex Holdings, Inc.	748	7,517
Isuzu Motors, Ltd.	188,000	806

36	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Itoham Foods, Inc.	44,000	240
Iyo Bank, Ltd. (The) (Ñ)	16,000	187
Japan Aviation Electronics Industry, Ltd. (Ñ)	19,000	128
Japan Steel Works, Ltd. (The)	135,000	2,406
Japan Tobacco, Inc.	636	2,976
JFE Holdings, Inc.	158,100	7,635
JFE Shoji Holdings, Inc.	118,000	902
JGC Corp.	24,000	487
Joyo Bank, Ltd. (The) (Ñ)	1,391,590	6,521
JTEKT Corp.	27,500	412
Kagoshima Bank, Ltd. (The)	63,000	454
Kandenko Co., Ltd.	18,000	118
Kaneka Corp. (Æ)	28,000	173
Kansai Paint Co., Ltd. (Æ)	25,000	174
Kao Corp.	1,098,500	28,475
Kayaba Industry Co., Ltd. (Ñ)	23,000	90
KDDI Corp.	1,030	5,903
Keihin Corp.	40,500	620
Keiyo Bank, Ltd. (The)	99,000	540
Keyence Corp. (Æ)	10,759	2,325
Kintetsu World Express, Inc.	12,100	294
Kobe Steel, Ltd.	152,000	427
Komatsu, Ltd.	122,400	3,017
Komori Corp.	17,600	291
Kose Corp.	311,100	7,565
Kuraray Co., Ltd. (Æ)	28,500	308
Kureha Corp.	18,000	99
Kurita Water Industries, Ltd. (Æ)	76,000	2,412
Kyocera Corp. (Ñ)	4,800	414
Kyoei Steel, Ltd. (Ñ)	4,200	91
Lawson, Inc.	23,600	1,221
Leopalace21 Corp.	13,200	176
Makino Milling Machine Co., Ltd.	26,000	138
Makita Corp.	9,800	336
Marubeni Corp.	1,000,000	7,283
Matsushita Electric Industrial Co., Ltd.	78,000	1,652
Meiji Dairies Corp. (Ñ)	110,000	563
MID Reit, Inc. Class A (ö)(Ñ)	864	2,405
Millea Holdings, Inc.	300,200	11,204
Miraca Holdings, Inc.	6,000	144
Mitsubishi Chemical Holdings Corp.	140,000	833
Mitsubishi Corp.	614,400	17,816
Mitsubishi Electric Corp.	68,000	660
Mitsubishi Estate Co., Ltd.	37,000	887
Mitsubishi Materials Corp. 2010	98,000	384
Mitsubishi UFJ Financial Group, Inc.	564,390	4,973
Mitsubishi UFJ Lease & Finance Co., Ltd.	12,160	531

	Principal Amount ($) or Shares	Market Value $
Mitsui & Co., Ltd.	243,000	5,047
Mitsui Chemicals, Inc. (Ñ)	463,000	2,214
Mitsui Fudosan Co., Ltd.	321,000	7,207
Mitsui Mining & Smelting Co., Ltd.	104,000	316
Mitsui OSK Lines, Ltd.	500,000	6,443
Mitsui Sumitomo Insurance Group Holdings, Inc. (Æ)	278,608	9,177
Mitsui-Soko Co., Ltd. (Ñ)	598,480	2,975
Mizuho Financial Group, Inc.	2,032	9,731
Mochida Pharmaceutical Co., Ltd.	22,000	261
Musashino Bank, Ltd. (The)	8,100	308
NEC Corp.	139,000	760
NEC Electronics Corp. (Æ)(Ñ)	12,500	335
New City Residence Investment Corp. Class A (ö)	473	855
Nichirei Corp.	165,000	963
Nifco, Inc.	6,300	143
Nintendo Co., Ltd.	71,700	34,575
Nippon Commercial Investment Corp. (ö)	685	1,910
Nippon Electric Glass Co., Ltd.	159,000	2,338
Nippon Express Co., Ltd.	295,000	1,342
Nippon Kayaku Co., Ltd.	71,000	450
Nippon Konpo Unyu Soko Co., Ltd.	24,000	271
Nippon Mining Holdings, Inc.	562,500	3,396
Nippon Oil Corp.	87,000	547
Nippon Residential Investment Corp. Class A (ö)(Ñ)	567	1,620
Nippon Seiki Co., Ltd.	7,000	101
Nippon Steel Corp.	160,000	910
Nippon Telegraph & Telephone Corp.	1,282	6,499
Nippon Yusen KK	102,000	867
Nipponkoa Insurance Co., Ltd.	1,249,020	9,985
Nishi-Nippon City Bank, Ltd. (The)	12,000	35
Nissan Motor Co., Ltd.	858,200	6,599
Nissan Shatai Co., Ltd.	77,000	580
Nissin Kogyo Co., Ltd.	19,100	327
Nitto Denko Corp.	157,400	4,502
Nomura Holdings, Inc.	1,098,860	15,851
Nomura Research Institute, Ltd. (Æ)	282,540	6,317
Noritsu Koki Co., Ltd. (Ñ)	2,700	36
NTN Corp. (Ñ)	59,000	368
NTT DoCoMo, Inc.	425	685
Oki Electric Industry Co., Ltd. (Ñ)	530,000	804
Okinawa Electric Power Co., Inc. (The)	1,800	90
Omron Corp.	170,500	2,975
Onward Holdings Co., Ltd.	22,000	240
ORIX Corp.	32,340	4,895

International Securities Fund	37

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Osaka Gas Co., Ltd.	162,000	584
Promise Co., Ltd. (Æ)	11,900	303
QP Corp. (Ñ)	38,300	352
Ricoh Co., Ltd.	343,000	5,521
Rohm Co., Ltd.	13,800	782
Sankyo Co., Ltd.	20,300	1,225
Sankyu, Inc. (Ñ)	32,000	158
Sanwa Holdings Corp. (Ñ)	33,000	128
Seino Holdings Corp.	28,000	165
Sekisui House, Ltd. (Ñ)	257,000	2,392
Seven & I Holdings Co., Ltd.	521,579	15,943
Sharp Corp.	248,000	3,446
Shiga Bank, Ltd. (The) (Ñ)	24,000	156
Shima Seiki Manufacturing, Ltd. - GDR	15,300	380
Shimano, Inc.	10,500	485
Shin-Etsu Chemical Co., Ltd.	146,200	8,953
Shinwa Kaiun Kaisha, Ltd.	49,000	239
Showa Shell Sekiyu KK	66,579	734
SMC Corp.	71,507	7,117
Softbank Corp. (Æ)(Ñ)	14,900	272
Sohgo Security Services Co., Ltd. (Ñ)	7,600	89
Sony Corp.	20,400	768
Stanley Electric Co., Ltd.	22,000	452
Star Micronics Co., Ltd.	17,100	238
Sugi Pharmacy Co., Ltd. - GDR (Ñ)	228,797	6,484
Sumco Corp. (Ñ)	2,660	60
Sumitomo Bakelite Co., Ltd. (Ñ)	1,029,170	5,315
Sumitomo Forestry Co., Ltd. (Æ)	16,300	131
Sumitomo Mitsui Financial Group, Inc. (Ñ)	863	6,649
Sumitomo Realty & Development Co., Ltd.	11,000	224
Sumitomo Trust & Banking Co., Ltd. (The)	1,031,997	7,045
Suzuken Co., Ltd.	14,900	512
Suzuki Motor Corp. (Ñ)	186,120	4,042
Takeda Pharmaceutical Co., Ltd.	328,900	17,471
Takefuji Corp. (Ñ)	17,570	241
TDK Corp.	12,300	714
THK Co., Ltd. (Ñ)	180,822	3,188
Toagosei Co., Ltd. (Æ)	36,000	149
Toho Pharmaceutical Co., Ltd. (Ñ)	20,272	381
Tokai Rika Co., Ltd. (Æ)	28,400	483
Tokai Rubber Industries, Inc.	35,400	435
Tokyo Electric Power Co., Inc. (The)	188,900	5,201
Tokyo Electron, Ltd.	22,700	1,274
Tokyo Gas Co., Ltd.	194,000	780

	Principal Amount ($) or Shares	Market Value $
Tokyo Steel Manufacturing Co., Ltd.	62,000	692
Tokyu Land Corp.	450,900	2,239
Toppan Printing Co., Ltd.	79,000	818
Toshiba Corp. (Ñ)	631,000	4,083
Toshiba Machine Co., Ltd.	78,000	421
Toshiba TEC Corp.	79,000	436
Toyo Engineering Corp. Class A	102,000	761
Toyo Ink Manufacturing Co., Ltd.	6,000	20
Toyo Seikan Kaisha, Ltd.	21,200	382
Toyo Suisan Kaisha, Ltd.	54,000	1,358
Toyota Auto Body Co., Ltd.	34,000	592
Toyota Motor Corp.	598,200	25,704
TS Tech Co., Ltd.	8,000	125
United Urban Investment Corp. (ö)(Ñ)	384	1,676
USS Co., Ltd.	6,080	405
West Japan Railway Co.	1,384	6,558
Yamaha Corp.	49,300	1,014
Yamaha Motor Co., Ltd.	25,600	431
Yamato Holdings Co., Ltd.	48,000	599
Yamato Kogyo Co., Ltd. - GDR	15,000	672

		583,911

Luxembourg - 0.4%
ArcelorMittal	108,186	9,579
Evraz Group SA - GDR	4,975	478
Millicom International Cellular SA (Æ)(Ñ)	700	51
Oriflame Cosmetics SA (Æ)(Ñ)	42,025	2,722
SES	48,234	1,174

		14,004

Malaysia - 0.0%
Sime Darby BHD	450,127	1,087

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	526,384	274

Mexico - 0.5%
America Movil SAB de CV Series L (Ñ)	245,326	12,386
Cemex SAB de CV - ADR (Æ)(Ñ)	186,454	3,964
Grupo Modelo SAB de CV (Æ)	513,800	2,690

		19,040

Netherlands - 4.0%
Akzo Nobel NV	69,157	3,949
ASML Holding NV	56,087	1,288
Boskalis Westminster (Æ)(Ñ)	59,305	3,176

38	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fugro NV (Æ)	20,596	1,461
Gemalto NV (Æ)	5,511	208
Heineken NV (Ñ)	862,638	40,123
ING Groep NV (Ñ)	915,417	29,925
Koninklijke Ahold NV	679,668	7,738
Koninklijke DSM NV (Æ)(Ñ)	105,700	6,408
Koninklijke Philips Electronics NV	385,266	12,793
OCE NV (Ñ)	50,162	475
Reed Elsevier NV (Ñ)	491,002	8,104
Rodamco Europe NV (ö)(Ñ)	3,882	504
Royal KPN NV (Ñ)	139,409	2,429
SNS Reaal	35,439	592
TNT NV (Ñ)	255,450	8,926
TomTom NV (Æ)	15,583	351
Unilever NV	501,446	13,862
Wolters Kluwer NV	279,540	6,489

		148,801

Netherlands Antilles - 0.0%
Hunter Douglas NV (Æ)	7,488	448
Schlumberger, Ltd.	9,400	955

		1,403

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (Ñ)	1,473,221	4,077

Norway - 0.8%
Norsk Hydro ASA (Æ)	356,950	4,491
Renewable Energy Corp. AS (Æ)(Ñ)	233,650	6,786
StatoilHydro ASA (Ñ)	332,455	10,801
Telenor ASA (Æ)(Ñ)	117,600	1,777
Yara International ASA (Ñ)	85,460	6,081

		29,936

Portugal - 0.1%
Energias de Portugal SA	772,939	4,218

Russia - 0.2%
Gazprom OAO - ADR (Æ)	63,190	3,028
LUKOIL - ADR	19,450	1,628
MMC Norilsk Nickel - ADR	119,800	2,614

		7,270

Singapore - 0.9%
Allgreen Properties, Ltd. (Æ)	165,610	112
Ascendas Real Estate Investment Trust (ö)(Ñ)	15,000	25

	Principal Amount ($) or Shares	Market Value $
CapitaCommercial Trust (ö)(Ñ)	15,000	21
CapitaLand, Ltd. (Ñ)	498,629	2,066
CapitaMall Trust (ö)(Ñ)	28,571	62
China Aviation Oil Singapore Corp., Ltd. (Æ)	37,000	37
Creative Technology, Ltd. (Ñ)	5,950	25
DBS Group Holdings, Ltd.	258,000	3,604
Haw Par Corp., Ltd.	15,667	75
Indofood Agri Resources, Ltd. (Æ)	16,000	21
Jardine Cycle & Carriage, Ltd.	23,000	292
Keppel Corp., Ltd.	32,222	248
Neptune Orient Lines, Ltd. (Ñ)	134,269	275
Oversea-Chinese Banking Corp.	971,800	5,968
Pacific Century Regional Developments, Ltd.	322,000	71
Singapore Airlines, Ltd.	34,240	377
Singapore Petroleum Co., Ltd.	48,625	226
Singapore Telecommunications, Ltd.	6,399,310	16,706
STATS ChipPAC, Ltd.	11,793	9
Straits Asia Resources, Ltd. (Ñ)	611,000	1,238
United Overseas Bank, Ltd.	41,143	584
United Overseas Land, Ltd. (Æ)	41,000	101
Venture Corp., Ltd. (Æ)	9,000	71
Wing Tai Holdings, Ltd.	36,638	43

		32,257

South Africa - 0.4%
ABSA Group, Ltd.	92,300	1,283
Gold Fields, Ltd. - ADR	300,728	3,552
Impala Platinum Holdings, Ltd.	73,006	2,437
MTN Group, Ltd. (Æ)	537,749	9,264
Standard Bank Group, Ltd.	32,712	401

		16,937

South Korea - 0.6%
Honam Petrochemical Corp. (Ñ)	9,400	697
Hynix Semiconductor, Inc. (Ñ)	28,700	613
Hyundai Mobis	13,890	1,208
Hyundai Motor Co. - GDR (Å)	12,130	425
Industrial Bank of Korea (Ñ)	58,000	902
Kookmin Bank	9,300	533
Kookmin Bank - ADR (Ñ)	60,220	3,453
KT&G Corp.	34,072	3,019
LG Chem, Ltd.	16,500	1,675
Samsung Electronics Co., Ltd.	18,482	10,288
STX Pan Ocean Co., Ltd. (Ñ)	533,000	1,013

		23,826

International Securities Fund	39

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	146,026	2,671
Banco Santander SA (Ñ)	1,549,318	29,896
Gamesa Corp. Tecnologica SA (Æ)	245,256	11,676
Iberdrola Renovables (Æ)	766,948	5,081
Iberdrola SA	1,385,697	18,816
Iberia Lineas Aereas de Espana (Æ)(Ñ)	230,880	690
Promotora de Informaciones SA (Ñ)	25,681	222
Red Electrica de Espana	61,144	3,680
Repsol YPF SA (Ñ)	182,937	6,143
Tecnicas Reunidas SA	36,209	2,722
Telefonica SA	1,261,655	32,868
Union Fenosa SA	194,106	5,201
Vertice Trescientos Sesenta Grados (Æ)(Ñ)	16,660	30

		119,696

Sweden - 0.8%
Alfa Laval AB (Æ)	26,600	414
Electrolux AB (Ñ)	2,700	33
Hennes & Mauritz AB Class B (Æ)	13,900	745
Industrivarden AB Class A (Æ)	7,200	102
Investor AB Class B (Æ)	4,600	100
JM AB	7,000	82
Kinnevik Investment AB (Æ)(Ñ)	6,100	92
NCC AB	7,400	97
Nordea Bank AB (Ñ)	469,443	6,694
PA Resources AB (Æ)	10,200	103
Peab AB (Æ)	9,800	63
Peab Industri AB Class B	4,900	47
Scania AB Class B (Æ)(Ñ)	146,200	2,293
Skanska AB Class B (Æ)(Ñ)	88,200	1,136
Svenska Cellulosa AB Class B (Æ)(Ñ)	283,700	3,210
Swedish Match AB (Æ)	83,700	1,658
Tele2 AB Class B (Ñ)	151,000	2,639
Telefonaktiebolaget LM Ericsson Class B (Ñ)	826,102	8,657
Volvo AB Class B (Æ)(Ñ)	283,150	3,413

		31,578

Switzerland - 7.7%
ABB, Ltd. (Æ)	513,980	13,544
Actelion, Ltd. (Ñ)	136,137	7,396
Alcon, Inc.	27,000	4,656
Baloise Holding AG (Æ)	19,838	1,857
Bucher Industries AG (Æ)	728	167
Compagnie Financiere Richemont SA Class A	48,622	2,918

	Principal Amount ($) or Shares	Market Value $
Credit Suisse Group (Æ)	641,756	32,217
Givaudan SA	9,130	7,438
Helvetia Holding AG (Æ)	1,941	724
Julius Baer Holding AG (Æ)	411,319	26,243
Lonza Group AG (Ñ)	122,486	17,798
Nestle SA	1,433,049	62,804
Novartis AG	780,259	46,250
Roche Holding AG	191,767	35,413
Swatch Group AG	75,472	3,301
Swatch Group AG Class B (Æ)(Ñ)	4,739	1,098
Swiss Life Holding	3,557	915
Swiss Reinsurance	78,612	4,882
Syngenta AG	27,649	8,059
UBS AG	509,324	9,746
Zurich Financial Services AG	3,417	898

		288,324

Taiwan - 0.4%
Asustek Computer, Inc.	541,000	1,419
China Steel Corp. Class H	869,938	1,241
Compal Electronics, Inc.	1,005,000	966
High Tech Computer Corp.	256,100	4,013
HON HAI Precision Industry Co., Ltd.	706,000	3,406
Siliconware Precision Industries Co. (Æ)	945,471	1,246
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	338,188	3,213
United Microelectronics Corp.	1,255,596	581

		16,085

Thailand - 0.1%
Bangkok Bank PCL	733,910	2,432
Banpu PCL	102,000	1,267
Thai Oil PCL	771,600	1,129

		4,828

Turkey - 0.0%
Turkcell Iletisim Hizmet AS - ADR (Æ)	1	—

United Kingdom - 17.7%
3i Group PLC	657,453	11,674
Anglo American PLC	63,420	3,636
Antofagasta PLC	98,500	1,122
ARM Holdings PLC (Ñ)	4,588,933	8,651
Associated British Foods PLC	155,600	2,207
AstraZeneca PLC	121,909	5,909
Atkins WS PLC	56,376	970
Autonomy Corp. PLC (Æ)	552,029	11,638
Aviva PLC	847,290	8,407

40	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BAE Systems PLC	1,653,863	14,708
Barclays PLC	1,048,598	7,042
BBA Aviation PLC	130,746	317
BG Group PLC	1,579,358	35,684
BHP Billiton PLC	428,862	14,312
BP PLC	2,480,491	25,477
BP PLC - ADR	151,580	9,313
Brit Insurance Holdings PLC	190,456	576
British Airways PLC (Ñ)	1,364,208	6,824
British American Tobacco PLC	172,500	6,223
British Energy Group PLC	38,591	558
British Land Co. PLC (ö)	18,864	261
British Sky Broadcasting Group PLC	450,827	4,038
BT Group PLC	225,734	759
Burberry Group PLC (Æ)	398,980	3,543
Cadbury PLC	941,366	11,115
Capita Group PLC (The)	160,279	2,183
Carphone Warehouse Group PLC (Ñ)	39,238	146
Cattles PLC (Æ)	107,161	253
Centrica PLC	652,615	4,051
Charter PLC	60,900	1,023
Close Brothers Group PLC	88,309	1,037
Compass Group PLC	1,120,015	8,065
CSR PLC (Æ)(Ñ)	34,465	196
Daily Mail & General Trust Class A	371	2
Dana Petroleum PLC (Æ)	29,918	851
Davis Service Group PLC	44,550	365
Dawnay Day Treveria PLC	3,048,983	1,473
De La Rue PLC	107,526	1,793
Diageo PLC	1,421,480	24,724
Drax Group PLC (Æ)	115,743	1,663
DSG International PLC (Æ)(Ñ)	1,026,707	905
easyJet PLC (Ñ)	1,295,481	8,469
Eurasian Natural Resources Corp. (Æ)	204,683	4,249
Experian Group, Ltd.	1,160,700	8,963
Friends Provident PLC (Æ)	41,025	68
Galiform PLC	96,734	59
GKN PLC	805,328	3,381
GlaxoSmithKline PLC	2,269,309	52,831
Hays PLC (Æ)	350,494	554
HBOS PLC	3,249,320	18,650
Home Retail Group PLC	855,719	3,656
HSBC Holdings PLC	413,184	6,836
IG Group Holdings PLC	84,405	591
International Power PLC	522,896	4,253
Invensys PLC (Æ)	158,500	882
ITV PLC	1,832,640	1,534
J Sainsbury PLC	300,277	1,873

	Principal Amount ($) or Shares	Market Value $
John Wood Group PLC	394,053	3,301
Johnson Matthey PLC	64,227	2,112
Kazakhmys PLC	47,100	1,386
Kesa Electricals PLC	279,524	828
Kingfisher PLC	1,157,991	2,692
Ladbrokes PLC	639,910	3,174
Lamprell PLC	16,945	167
Land Securities Group PLC (ö)	17,749	451
Legal & General Group PLC	502,082	966
Lloyds TSB Group PLC	1,498,081	8,746
Man Group PLC	1,531,839	18,504
Michael Page International PLC (Ñ)	961,579	4,894
Mondi PLC (Æ)	74,041	367
Murata Manufacturing Co., Ltd.	91,345	1,717
Old Mutual PLC	1,221,944	2,331
Petrofac, Ltd.	10,424	132
Reckitt Benckiser Group PLC	536,203	29,308
Reed Elsevier PLC	18,529	211
Regus Group PLC (Æ)	385,715	527
Rio Tinto PLC	74,694	7,833
Royal & Sun Alliance Insurance Group	557,116	1,444
Royal Bank of Scotland Group PLC	4,767,361	19,949
Royal Dutch Shell PLC Class A (Ñ)	1,295,107	46,197
Royal Dutch Shell PLC Class B	211,497	7,450
Scottish & Southern Energy PLC	184,028	5,094
Smiths Group PLC	299,799	6,178
Spectris PLC	1,770	25
Stagecoach Group PLC	233,017	1,304
Standard Chartered PLC	527,563	16,037
Taylor Wimpey PLC	496,179	385
Tesco PLC	1,627,915	11,567
Thomson Reuters PLC (Æ)	3,273	88
Tomkins PLC	33,882	83
Trinity Mirror PLC	351,125	597
TUI Travel PLC	354,500	1,397
Tullett Prebon PLC	53,544	491
Unilever PLC	664,118	18,188
United Utilities Group PLC (Æ)	6,874	54
Vodafone Group PLC	6,597,508	17,714
Vodafone Group PLC - ADR	374,550	10,049
Weir Group PLC (The)	111,551	1,969
Wellstream Holdings PLC (Æ)	102,071	2,401
WH Smith PLC	32,412	231
William Hill PLC	760,954	4,713
WM Morrison Supermarkets PLC	201,075	1,025
WPP Group PLC	2,617,546	24,914
Xstrata PLC	207,150	14,850

		664,584

International Securities Fund	41

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States - 0.7%
Dr Pepper Snapple Group, Inc. (Æ)	72,225	1,493
Las Vegas Sands Corp. (Æ)(Ñ)	130,737	5,951
Mettler Toledo International, Inc. (Æ)	9,900	1,064
Philip Morris International, Inc.	137,500	7,102
Synthes, Inc.	80,621	11,146

		26,756

Total Common Stocks
(cost $3,354,844)		3,430,975

Preferred Stocks - 0.4%
Brazil - 0.1%
Banco Itau Holding Financeira SA	98,450	2,105
Usinas Siderurgicas de Minas Gerais SA	34,500	1,520

		3,625

Germany - 0.3%
Fresenius SE (Æ)	4,103	334
Henkel KGaA (Æ)	189,701	7,552
Porsche Automobil Holding SE	10,890	1,642
RWE AG (Æ)	4,215	405
Volkswagen AG (Æ)	1,173	183

		10,116

South Korea - 0.0%
Hyundai Motor Co.	21,000	581
Samsung Electronics Co., Ltd.	1,600	585

		1,166

Total Preferred Stocks
(cost $16,830)		14,907

		Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Switzerland - 0.0%
Swiss Market Index
Sep 2008 6,605.00 Put (373)	CHF	24,637	1,781

Total Options Purchased
(cost $1,833)			1,781

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.1%
Australia - 0.0%
Australand Property Group (Æ) 2008 Rights	4,242	—
Orica Ltd. (Æ) 2008 Rights	1,341	2

		2

Netherlands Antilles - 0.1%
Merrill Lynch International (Æ) 2010 Warrants	42,862	2,746

United States - 0.0%
Bharti Airtel, Ltd. (Æ)(Å) 2012 Warrants	97,700	1,820

Total Warrants & Rights
(cost $4,766)		4,568

Short-Term Investments - 7.7%
United States - 7.7%
Russell Investment Company Money Market Fund	265,539,000	265,539
United States Treasury Bills (ç)(ž)(§)
1.321% due 09/18/08	500	499
1.781% due 09/18/08	500	499
1.915% due 09/18/08	21,500	21,446

Total Short-Term Investments
(cost $287,983)		287,983

Other Securities - 9.8%
Russell Investment Company Money Market Fund (×)	133,616,964	133,617
State Street Securities Lending Quality Trust (×)	233,898,776	233,899

Total Other Securities
(cost $367,516)		367,516

Total Investments - 109.2%
(identified cost $4,033,772)		4,107,730

Other Assets and Liabilities, Net - (9.2%)		(347,376)

Net Assets - 100.0%		3,760,354

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

42	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands)	248	EUR	19,736	08/08	1,180
CAC-40 Index (France)	554	EUR	24,390	08/08	2,358
DAX Index (Germany)	129	EUR	21,043	09/08	(1,239)
EUR STOXX 50 Index	1,093	EUR	36,932	09/08	(2,373)
FTSE-100 Index (UK)	924	GBP	49,947	09/08	(6,954)
Hang Seng Index (Hong Kong)	181	HKD	206,114	08/08	250
MIB-30 (Italy)	37	EUR	5,273	09/08	(794)
MSCI Singapore Index	9	SGD	643	08/08	4
SPI 200 Index (Australia)	143	AUD	17,796	09/08	(970)
TOPIX Index (Japan)	587	JPY	7,639,805	09/08	(3,815)

Short Positions
DAX Index (Germany)	26	EUR	4,241	09/08	340
IBEX Plus Index (Spain)	57	EUR	6,749	08/08	(622)
OMX Index (Sweden)	723	SEK	63,028	08/08	(614)
SPI 200 Index (Australia)	228	AUD	28,375	09/08	2,300

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(10,949)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Switzerland
Swiss Market Index
Sep 2008 6,605.00 Call (373)	CHF	24,637	(3,764)

Total Liability for Options Written (premiums received $1,833)			(3,764)

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	43

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	101	AUD	106	08/01/03	(1)
USD	440	AUD	473	08/01/08	5
USD	148	AUD	156	08/05/08	—
USD	283	AUD	299	08/06/08	(2)
USD	465	AUD	500	09/17/08	3
USD	468	AUD	500	09/17/08	—
USD	469	AUD	500	09/17/08	(2)
USD	473	AUD	500	09/17/08	(5)
USD	473	AUD	500	09/17/08	(5)
USD	474	AUD	500	09/17/08	(6)
USD	475	AUD	500	09/17/08	(7)
USD	478	AUD	500	09/17/08	(10)
USD	481	AUD	500	09/17/08	(14)
USD	485	AUD	500	09/17/08	(18)
USD	936	AUD	1,000	09/17/08	—
USD	937	AUD	1,000	09/17/08	(1)
USD	937	AUD	1,000	09/17/08	(1)
USD	942	AUD	1,000	09/17/08	(7)
USD	1,427	AUD	1,500	09/17/08	(24)
USD	1,489	AUD	1,574	09/17/08	(16)
USD	4,465	AUD	4,723	09/17/08	(46)
USD	5,539	AUD	5,900	09/17/08	(19)
USD	8,442	AUD	9,000	09/17/08	(22)
USD	8,931	AUD	9,446	09/17/08	(94)
USD	12,907	AUD	13,750	09/17/08	(43)
USD	26,961	AUD	28,512	09/17/08	(287)
USD	367	BRL	574	08/01/08	—
USD	126	BRL	196	08/04/08	—
USD	1,806	CAD	1,851	08/05/08	2
USD	1,831	CAD	1,877	08/05/08	2
USD	183	CHF	192	08/04/08	1
USD	316	CHF	331	08/04/08	—
USD	357	CHF	374	08/05/08	—
USD	1,911	CHF	2,001	08/05/08	(1)
USD	273	CHF	286	08/06/08	—
USD	14,459	CHF	15,045	09/17/08	(89)
USD	114	DKK	548	08/01/08	—
USD	755	DKK	3,611	08/04/08	—
USD	472	DKK	2,258	08/05/08	—
USD	23	DKK	112	09/17/08	—
USD	176	DKK	831	09/17/08	(3)
USD	176	DKK	833	09/17/08	(2)
USD	263	DKK	1,252	09/17/08	(2)
USD	146	EUR	66	08/01/08	(44)
USD	151	EUR	96	08/01/08	(1)
USD	274	EUR	176	08/01/08	—
USD	383	EUR	245	08/01/08	(1)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	747	EUR	479	08/01/08	—
USD	755	EUR	485	08/01/08	2
USD	1,051	EUR	675	08/01/08	2
USD	1,284	EUR	825	08/01/08	2
USD	2,057	EUR	1,319	08/01/08	1
USD	146	EUR	93	08/04/08	—
USD	235	EUR	151	08/04/08	—
USD	237	EUR	151	08/04/08	(1)
USD	353	EUR	227	08/04/08	—
USD	608	EUR	390	08/04/08	—
USD	926	EUR	594	08/04/08	1
USD	2,845	EUR	1,824	08/04/08	1
USD	3,292	EUR	2,112	08/04/08	2
USD	187	EUR	120	08/05/08	—
USD	1,384	EUR	888	08/05/08	1
USD	35	EUR	23	09/17/08	1
USD	79	EUR	50	09/17/08	(1)
USD	155	EUR	100	09/17/08	—
USD	470	EUR	300	09/17/08	(3)
USD	783	EUR	500	09/17/08	(5)
USD	823	EUR	522	09/17/08	(11)
USD	3,055	EUR	2,000	09/17/08	57
USD	3,092	EUR	2,000	09/17/08	20
USD	3,106	EUR	2,000	09/17/08	5
USD	3,111	EUR	2,000	09/17/08	—
USD	3,121	EUR	2,000	09/17/08	(9)
USD	3,138	EUR	2,000	09/17/08	(26)
USD	3,159	EUR	2,000	09/17/08	(48)
USD	3,171	EUR	2,000	09/17/08	(59)
USD	3,936	EUR	2,500	09/17/08	(46)
USD	5,447	EUR	3,500	09/17/08	(1)
USD	7,626	EUR	4,914	09/17/08	19
USD	7,844	EUR	5,054	09/17/08	20
USD	8,489	EUR	5,500	09/17/08	68
USD	8,497	EUR	5,500	09/17/08	60
USD	8,966	EUR	5,800	09/17/08	58
USD	11,001	EUR	7,025	09/17/08	(71)
USD	11,008	EUR	7,031	09/17/08	(70)
USD	12,516	EUR	8,000	09/17/08	(69)
USD	28,753	EUR	18,600	09/17/08	186
USD	40,954	EUR	26,500	09/17/08	275
USD	44,771	EUR	29,000	09/17/08	348
USD	110,099	EUR	71,300	09/17/08	832
USD	172	GBP	87	08/01/08	1
USD	229	GBP	114	08/01/08	(3)
USD	289	GBP	146	08/01/08	—
USD	356	GBP	180	08/01/08	1

See accompanying notes which are an integral part of the financial statements.

44	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	1,733	GBP	876	08/01/08	2
USD	2,322	GBP	1,173	08/01/08	3
USD	—	GBP	—	08/04/08	—
USD	19	GBP	10	08/04/08	—
USD	1,006	GBP	507	08/04/08	—
USD	1,266	GBP	636	08/04/08	(6)
USD	151	GBP	76	08/05/08	—
USD	922	GBP	465	08/05/08	—
USD	1,970	GBP	994	08/05/08	(1)
USD	3,605	GBP	1,841	09/05/08	34
USD	4,145	GBP	2,117	09/05/08	40
USD	6,409	GBP	3,275	09/05/08	65
USD	12	GBP	6	09/17/08	—
USD	22	GBP	11	09/17/08	—
USD	966	GBP	500	09/17/08	22
USD	972	GBP	500	09/17/08	15
USD	974	GBP	500	09/17/08	13
USD	975	GBP	500	09/17/08	13
USD	984	GBP	500	09/17/08	3
USD	988	GBP	500	09/17/08	—
USD	1,941	GBP	1,000	09/17/08	34
USD	1,959	GBP	1,000	09/17/08	16
USD	1,960	GBP	1,000	09/17/08	15
USD	1,976	GBP	1,000	09/17/08	(1)
USD	1,976	GBP	1,000	09/17/08	(1)
USD	1,983	GBP	1,000	09/17/08	(8)
USD	1,990	GBP	1,000	09/17/08	(15)
USD	1,995	GBP	1,000	09/17/08	(20)
USD	2,041	GBP	1,050	09/17/08	33
USD	2,524	GBP	1,300	09/17/08	44
USD	2,837	GBP	1,445	09/17/08	18
USD	2,867	GBP	1,461	09/17/08	18
USD	2,928	GBP	1,500	09/17/08	35
USD	3,493	GBP	1,800	09/17/08	62
USD	5,333	GBP	2,722	09/17/08	42
USD	5,384	GBP	2,748	09/17/08	43
USD	5,919	GBP	3,000	09/17/08	6
USD	10,149	GBP	5,225	09/17/08	170
USD	11,937	GBP	6,111	09/17/08	132
USD	18,466	GBP	9,500	09/17/08	296
USD	63,360	GBP	32,600	09/17/08	1,023
USD	8	HKD	62	08/01/08	—
USD	22	HKD	173	08/01/08	—
USD	2,317	HKD	18,078	08/01/08	1
USD	132	HKD	1,030	09/17/08	—
USD	248	HKD	1,934	09/17/08	—
USD	758	HKD	5,913	09/17/08	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	38	JPY	4,305	08/01/08	2
USD	155	JPY	16,240	08/01/08	(4)
USD	243	JPY	26,182	08/04/08	(1)
USD	27	JPY	2,900	09/17/08	—
USD	104	JPY	10,837	09/17/08	(3)
USD	927	JPY	100,000	09/17/08	3
USD	931	JPY	100,000	09/17/08	(1)
USD	932	JPY	100,000	09/17/08	(3)
USD	934	JPY	100,000	09/17/08	(4)
USD	947	JPY	100,000	09/17/08	(17)
USD	1,131	JPY	120,000	09/17/08	(15)
USD	1,391	JPY	150,000	09/17/08	3
USD	1,399	JPY	150,000	09/17/08	(5)
USD	1,409	JPY	150,000	09/17/08	(15)
USD	1,433	JPY	150,000	09/17/08	(39)
USD	1,859	JPY	200,000	09/17/08	—
USD	1,859	JPY	200,000	09/17/08	—
USD	1,881	JPY	200,000	09/17/08	(22)
USD	2,323	JPY	250,000	09/17/08	1
USD	2,591	JPY	275,000	09/17/08	(35)
USD	2,787	JPY	300,000	09/17/08	2
USD	2,814	JPY	300,000	09/17/08	(26)
USD	3,943	JPY	420,000	09/17/08	(39)
USD	5,644	JPY	600,000	09/17/08	(67)
USD	5,647	JPY	600,000	09/17/08	(70)
USD	6,734	JPY	700,000	09/17/08	(227)
USD	9,122	JPY	970,000	09/17/08	(106)
USD	14,891	JPY	1,600,599	09/17/08	(13)
USD	59,589	JPY	6,330,000	09/17/08	(751)
USD	71,026	NOK	370,648	09/17/08	979
USD	47	SEK	289	08/01/08	—
USD	464	SEK	2,824	08/01/08	2
USD	169	SEK	1,023	08/04/08	—
USD	210	SEK	1,273	08/05/08	—
USD	32	SEK	194	09/17/08	—
USD	32	SEK	195	09/17/08	—
USD	67	SEK	408	09/17/08	—
USD	482	SEK	2,920	09/17/08	(1)
USD	638	SEK	3,898	09/17/08	5
USD	667	SEK	3,994	09/17/08	(9)
USD	1	SGD	1	09/17/08	—
USD	1	SGD	1	09/17/08	—
USD	1	SGD	2	09/17/08	—
USD	1	SGD	2	09/17/08	—
USD	1	SGD	2	09/17/08	—
USD	1	SGD	2	09/17/08	—
USD	1	SGD	2	09/17/08	—

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	45

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1	SGD	2	09/17/08	—
USD	3	SGD	4	09/17/08	—
USD	163	SGD	222	09/17/08	—
USD	975	SGD	1,324	09/17/08	(4)
USD	1,321	SGD	1,795	09/17/08	(5)
USD	1,321	SGD	1,795	09/17/08	(5)
USD	1,321	SGD	1,795	09/17/08	(6)
USD	362	ZAR	2,731	08/04/08	10
AUD	297	USD	288	08/01/08	9
AUD	57	USD	55	09/17/08	2
AUD	908	USD	858	09/17/08	8
AUD	2,416	USD	2,320	09/17/08	60
AUD	11,481	USD	10,688	09/17/08	(53)
AUD	400	USD	374	09/17/08	(1)
AUD	500	USD	484	09/17/08	16
AUD	600	USD	561	09/17/08	(1)
AUD	700	USD	656	09/17/08	2
AUD	930	USD	871	09/17/08	1
AUD	1,250	USD	1,173	09/17/08	4
AUD	2,800	USD	2,628	09/17/08	8
AUD	3,900	USD	3,661	09/17/08	12
AUD	5,800	USD	5,511	09/17/08	84
BRL	1,474	USD	937	08/01/08	(4)
BRL	142	USD	91	08/01/08	—
BRL	335	USD	214	08/04/08	—
BRL	225	USD	144	08/04/08	—
CAD	1,305	USD	1,274	08/01/08	—
CAD	235	USD	230	08/05/08	—
CHF	1,994	USD	1,904	08/04/08	—
CHF	33	USD	31	08/06/08	—
CHF	503	USD	483	09/17/08	3
CHF	1,069	USD	1,045	09/17/08	24
CHF	1,525	USD	1,474	09/17/08	18
CHF	3,237	USD	3,120	09/17/08	28
CHF	9,715	USD	9,434	09/17/08	155
CHF	9,723	USD	9,441	09/17/08	155
DKK	17,741	USD	3,672	09/17/08	(27)
EUR	1,360	USD	2,118	08/01/08	(3)
EUR	100	USD	156	08/01/08	—
EUR	1,079	USD	1,679	08/01/08	(3)
EUR	1,172	USD	1,825	08/01/08	(3)
EUR	414	USD	650	08/04/08	4
EUR	17	USD	26	08/04/08	—
EUR	21	USD	33	08/04/08	—
EUR	29	USD	46	08/04/08	—
EUR	427	USD	666	08/04/08	—
EUR	285	USD	445	08/05/08	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	28,006	USD	43,219	09/17/08	(354)
EUR	1,000	USD	1,565	09/17/08	9
EUR	1.000	USD	1,569	09/17/08	13
EUR	1,000	USD	1,573	09/17/08	17
EUR	2,000	USD	3,078	09/17/08	(34)
EUR	2,000	USD	3,095	09/17/08	(16)
EUR	2,000	USD	3,163	09/17/08	51
EUR	5,000	USD	7,732	09/17/08	(47)
EUR	5,200	USD	8,026	09/17/08	(64)
EUR	6,000	USD	9,278	09/17/08	(57)
EUR	19,000	USD	29,364	09/17/08	(197)
EUR	23,000	USD	36,116	09/17/08	332
EUR	34,700	USD	53,645	09/17/08	(343)
EUR	17.215	USD	26,884	10/31/08	162
GBP	79	USD	155	08/01/08	—
GBP	1,124	USD	2,224	08/01/08	(4)
GBP	35	USD	69	08/01/08	—
GBP	94	USD	187	08/01/08	—
GBP	77	USD	153	08/04/08	—
GBP	238	USD	472	08/04/08	—
GBP	742	USD	1,471	08/04/08	—
GBP	19	USD	38	08/05/08	—
GBP	57	USD	113	08/05/08	—
GBP	3,616	USD	7,064	09/05/08	(84)
GBP	3,617	USD	7,067	09/05/08	(83)
GBP	335	USD	664	09/17/08	3
GBP	1,373	USD	2,730	09/17/08	18
GBP	200	USD	398	09/17/08	3
GBP	500	USD	975	09/17/08	(13)
GBP	500	USD	986	09/17/08	(1)
GBP	500	USD	991	09/17/08	4
GBP	500	USD	994	09/17/08	6
GBP	500	USD	995	09/17/08	7
GBP	600	USD	1,164	09/17/08	(21)
GBP	1,000	USD	1,943	09/17/08	(32)
GBP	1,200	USD	2,332	09/17/08	(38)
GBP	7,500	USD	14,585	09/17/08	(227)
GBP	8,100	USD	16,097	09/17/08	100
GBP	12,800	USD	24,866	09/17/08	(413)
GBP	6,569	USD	12,962	10/31/08	29
HKD	136	USD	17	08/01/08	.—
HKD	17,451	USD	2,236	08/01/08	(1)
HKD	740	USD	95	08/01/08	—
HKD	2,385	USD	306	08/01/08	—
HKD	237	USD	30	08/04/08	—
HKD	1,686	USD	216	09/17/08	—
JPY	201,079	USD	1,865	08/01/08	1

See accompanying notes which are an integral part of the financial statements.

46	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPY	50,148	USD	464	08/04/08	(1)
JPY	18,897	USD	181	09/17/08	5
JPY	176,778	USD	1,646	09/17/08	3
JPY	201,468	USD	1,881	09/17/08	8
JPY	201,468	USD	1,882	09/17/08	9
JPY	402,935	USD	3,763	09/17/08	17
JPY	1,007,338	USD	9,405	09/17/08	42
JPY	1,007,338	USD	9,406	09/17/08	42
JPY	2,002,478	USD	18,739	09/17/08	126
JPY	2,768,460	USD	25,850	09/17/08	117
JPY	30,000	USD	282	09/17/08	3
JPY	60,000	USD	564	09/17/08	6
JPY	200,000	USD	1,876	09/17/08	17
JPY	200,000	USD	1,878	09/17/08	19
JPY	200,000	USD	1,881	09/17/08	22
JPY	250,000	USD	2,340	09/17/08	16
JPY	900,000	USD	8,462	09/17/08	96
JPY	1,640,000	USD	15,457	09/17/08	213
JPY	2,150,000	USD	20,059	09/17/08	74
NOK	287	USD	55	08/01/08	(1)
NOK	967	USD	189	08/04/08	—
NOK	183	USD	35	08/04/08	—
NOK	4,795	USD	930	09/17/08	(1)
NOK	4,801	USD	932	09/17/08	(1)
NOK	12,207	USD	2,348	09/17/08	(24)
NOK	12,420	USD	2,389	09/17/08	(24)
SEK	123	USD	20	08/01/08	—
SEK	207	USD	34	08/04/08	—
SEK	141	USD	23	08/05/08	—
SEK	4,202	USD	700	09/17/08	8
SEK	71,575	USD	11,817	09/17/08	27
SGD	312	USD	231	09/17/08	3
SGD	5,963	USD	4,355	09/17/08	(16)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					2,469

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	47

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives	Counter Party	Notional Amount		Fund Pays	Termination Date	Unrealized Appreciation (Depreciation) $

1 Month DKK LIBOR plus 1.000%	Merrill Lynch	DKK	2,036	MSCI Denmark Local Net Total Return Index	09/17/08	(19)
MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	3,495	1 Month EUR LIBOR	09/17/08	135
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	25,638	1 Month DKK LIBOR minus 0.820%	09/17/08	(257)

Total Unrealized Appreciation (Depreciation) on Open Index Swaps						(141)

See accompanying notes which are an integral part of the financial statements.

48	International Securities Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.0%
Australia - 0.6%
Alumina, Ltd. - ADR	48,700	838
Australia & New Zealand Banking Group, Ltd.	103,600	1,556
Centennial Coal Co., Ltd.	201,949	981
Incitec Pivot, Ltd.	13,304	2,028
Minara Resources, Ltd. (Ñ)	278,300	502
Mineral Deposits, Ltd. (Æ)	361,300	296

		6,201

Belgium - 0.1%
Dexia SA (Ñ)	28,382	387
Tessenderlo Chemie NV (Æ)	13,666	658

		1,045

Bermuda - 2.3%
Axis Capital Holdings, Ltd.	103,700	3,285
Benfield Group, Ltd. (Ñ)	221,800	1,068
Bunge, Ltd.	24,300	2,404
Central European Media Enterprises, Ltd. Class A (Æ)(Ñ)	59,600	4,962
Cheung Kong Infrastructure Holdings, Ltd.	361,000	1,594
GOME Electrical Appliances Holdings, Ltd.	7,612,000	3,175
K Wah International Holdings, Ltd.	1,166,000	444
Midland Holdings, Ltd.	1,072,000	560
Pacific Basin Shipping, Ltd.	2,719,529	3,818
TBS International, Ltd. Class A (Æ)(Ñ)	22,700	829
TPV Technology, Ltd.	1,042,000	534
Tyco Electronics, Ltd.	61,200	2,028
Warner Chilcott, Ltd. (Æ)(Ñ)	44,200	747

		25,448

Brazil - 2.6%
B2W Cia Global Do Varejo	77,600	2,923
Banco Itau Holding Financeira SA - ADR (Ñ)	201,175	4,285
Bovespa Holding SA - ADR	299,300	3,782
Centrais Eletricas Brasileiras SA - ADR (Æ)(Ñ)	150,350	2,488
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	15,475	775
Cia Vale do Rio Doce - ADR	113,200	2,963

	Principal Amount ($) or Shares	Market Value $
Gol Linhas Aereas Inteligentes SA - ADR (Ñ)	171,400	1,755
Petroleo Brasileiro SA - ADR	163,300	7,486
Tam SA - ADR (Æ)(Ñ)	120,500	2,439

		28,896

British Virgin Islands - 0.2%
UTI Worldwide, Inc.	128,500	2,337

Canada - 1.5%
Addax Petroleum Corp.	35,000	1,367
Agrium, Inc.	26,800	2,358
Barrick Gold Corp.	106,230	4,499
Eastern Platinum, Ltd. (Æ)	270,700	500
Gabriel Resources, Ltd. (Æ)	223,800	595
Ivanhoe Mines, Ltd. (Æ)	44,900	505
Manulife Financial Corp. (Æ)	45,500	1,676
Moto Goldmines, Ltd. (Æ)	112,800	333
Patheon, Inc. (Æ)	42,500	173
Petro-Canada	49,750	2,297
Quadra Mining, Ltd. (Æ)	109,300	2,001
RONA, Inc. (Æ)	21,900	245

		16,549

Cayman Islands - 1.9%
Chaoda Modern Agriculture	1,444,000	1,670
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	61,500	1,297
Hutchison Telecommunications International, Ltd.	3,347,000	4,388
Kingboard Laminates Holdings, Ltd.	500	—
Noble Corp.	57,500	2,983
Transocean, Inc. (Æ)	77,373	10,525

		20,863

China - 1.0%
Beijing Capital International Airport Co., Ltd. Class H (Æ)	1,820,000	1,498
China Shenhua Energy Co., Ltd.	1,105,500	4,076
Industrial & Commercial Bank of China	5,409,000	4,069
PetroChina Co., Ltd. - ADR (Ñ)	4,500	600
Zhejiang Expressway Co., Ltd. Class H	1,694,000	1,172

		11,415

Denmark - 0.2%
D/S Norden (Æ)	27,500	2,668

Global Equity Fund	49

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Egypt - 0.7%
Egyptian Financial Group-Hermes Holding (Æ)	210,966	1,885
Orascom Telecom Holding SAE	548,056	5,843

		7,728

Finland - 0.7%
Fortum OYJ	130,019	5,745
UPM-Kymmene OYJ	104,100	1,646

		7,391

France - 3.0%
Alcatel-Lucent (Æ)(Ñ)	1,674,883	9,985
Credit Agricole SA	22,487	482
Electricite de France	13,700	1,188
Groupe Danone	56,900	4,209
LVMH Moet Hennessy Louis Vuitton SA	7,600	839
Pernod-Ricard SA (Ñ)	56,405	4,906
Peugeot SA	12,565	611
Publicis Groupe (Ñ)	125,300	4,079
Sanofi-Aventis SA - ADR	99,675	3,485
Technip SA (Æ)	14,600	1,236
Thales SA (Æ)	39,925	2,253

		33,273

Germany - 2.2%
Bayer AG (Æ)	35,300	3,051
Bayerische Motoren Werke AG	45,200	2,029
Daimler AG	43,800	2,542
Deutsche Boerse AG	25,194	2,873
E.ON AG	40,500	7,728
Salzgitter AG	5,543	908
SAP AG	94,700	5,481

		24,612

Hong Kong - 0.7%
Cheung Kong Holdings, Ltd.	232,000	3,262
CLP Holdings, Ltd.	391,500	3,212
Hang Lung Group, Ltd.	69	—
HongKong Electric Holdings	336,500	1,946

		8,420

Ireland - 0.4%
Bank of Ireland	341,600	2,887
Bank of Ireland PLC (Æ)	216,600	1,799

		4,686

	Principal Amount ($) or Shares	Market Value $
Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR	60,200	2,699

Italy - 1.4%
Assicurazioni Generali SpA	29,848	1,037
Enel SpA	594,418	5,508
ERG SpA (Æ)	25,300	469
Intesa Sanpaolo SpA	530,300	2,988
Luxottica Group SpA (Ñ)	98,900	2,412
Telecom Italia SpA (Æ)	661,200	890
UniCredit SpA	413,595	2,463

		15,767

Japan - 9.4%
Advantest Corp. (Æ)(Ñ)	26,700	546
Aeon Mall Co., Ltd. (Ñ)	149,200	4,443
Daiwa Securities Group, Inc.	704,000	6,081
Fields Corp. (Æ)	320	538
Hakuhodo DY Holdings, Inc. (Ñ)	4,850	263
Honda Motor Co., Ltd.	56,000	1,790
Itochu Corp.	601,000	5,895
Izumi Co., Ltd. (Ñ)	69,700	1,087
JS Group Corp. (Æ)	34,600	499
Kao Corp.	86,000	2,229
Kawasaki Kisen Kaisha, Ltd.	102,000	798
KDDI Corp.	409	2,344
Kissei Pharmaceutical Co., Ltd. (Æ)	57,000	1,214
Kyushu Electric Power Co., Inc.	191,000	4,019
Marubeni Corp.	112,000	816
Matsushita Electric Industrial Co., Ltd.	74,000	1,568
Mitsubishi Corp.	106,600	3,091
Mitsubishi Estate Co., Ltd.	91,000	2,180
Mitsubishi Gas Chemical Co., Inc. (Æ)	55,000	363
Mitsui Fudosan Co., Ltd.	67,000	1,504
Mitsui OSK Lines, Ltd.	72,000	928
Nintendo Co., Ltd.	8,500	4,099
Nippon Denko Co., Ltd.	115,000	1,246
Nippon Oil Corp.	153,000	962
Nippon Telegraph & Telephone Corp.	2,502	12,683
Nippon Yusen	417,000	3,543
Nipro Corp. (Ñ)	31,000	523
Nomura Holdings, Inc.	168,700	2,433
NTT DoCoMo, Inc.	2,943	4,744
Obayashi Corp. (Æ)(Ñ)	67,000	286
Osaka Gas Co., Ltd.	404,000	1,456
Paramount Bed Co., Ltd. (Æ)(Ñ)	85,500	1,269

50	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rohm Co., Ltd.	72,300	4,099
Sekisui House, Ltd. (Ñ)	218,000	2,029
Seven & I Holdings Co., Ltd.	82,300	2,516
Sumitomo Corp. (Ñ)	240,800	3,238
Sumitomo Metal Industries, Ltd.	352,000	1,683
Sumitomo Osaka Cement Co., Ltd. (Æ)	252,000	423
Sumitomo Trust & Banking Co., Ltd. (The)	109,000	744
Toho Pharmaceutical Co., Ltd. (Ñ)	56,700	1,064
Toppan Printing Co., Ltd.	151,000	1,563
Toyo Seikan Kaisha, Ltd.	29,600	533
Toyota Motor Corp.	264,900	11,383
TV Asahi Corp.	411	592

		105,307

Luxembourg - 0.4%
ArcelorMittal	25,500	2,257
Stolt-Nielsen SA (Æ)	114,400	2,367

		4,624

Mexico - 1.4%
America Movil SAB de CV Series L	220,700	11,143
Grupo Financiero Banorte SAB de CV Class O	941,500	4,076
Grupo Televisa SA - ADR	35,000	787

		16,006

Netherlands - 0.4%
Akzo Nobel NV	12,500	714
TomTom NV (Æ)(Ñ)	176,246	3,970

		4,684

Netherlands Antilles - 0.3%
Schlumberger, Ltd.	30,000	3,048

Norway - 0.2%
Marine Harvest (Æ)(Ñ)	3,323,300	2,378

Oman - 0.3%
Bank Muscat SAOG - GDR	163,375	2,928

Panama - 0.5%
Carnival Corp. (Ñ)	139,400	5,149

Papua New Guinea - 0.2%
Lihir Gold, Ltd. (Æ)	745,200	1,935

	Principal Amount ($) or Shares	Market Value $
Qatar - 0.1%
Commercial Bank of Qatar - GDR (Æ)	219,400	1,643

Russia - 0.9%
Gazprom OAO - ADR	145,532	6,973
Sberbank	868,510	2,585

		9,558

Singapore - 0.1%
Singapore Petroleum Co., Ltd.	209,000	973

South Africa - 0.8%
AngloGold Ashanti, Ltd. - ADR	146,470	4,829
Gold Fields, Ltd.	185,800	2,221
Remgro, Ltd.	66,977	1,759

		8,809

South Korea - 0.1%
Samsung Electronics Co., Ltd.	2,700	1,503

Spain - 0.6%
Banco Santander SA	83,200	1,606
Iberdrola Renovables (Æ)	779,600	5,164

		6,770

Sweden - 0.3%
Atlas Copco AB Class A (Ñ)	189,591	2,937
JM AB	100	1
Peab AB	59,200	380
Skandinaviska Enskilda Banken AB Class A	100	2

		3,320

Switzerland - 5.3%
ABB, Ltd. (Æ)	168,674	4,445
ACE, Ltd.	83,700	4,244
Adecco SA	102,700	4,692
Compagnie Financiere Richemont SA Class A	67,400	4,044
Credit Suisse Group (Æ)	116,400	5,843
Julius Baer Holding AG (Æ)	156,427	9,980
Nestle SA	245,113	10,742
Novartis AG	63,100	3,740
UBS AG (Æ)(Ñ)	113,300	2,188
UBS AG	438,309	8,387
Zurich Financial Services AG	6,081	1,598

		59,903

Global Equity Fund	51

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taiwan - 0.1%
Chi Mei Optoelectronics Corp. (Æ)	906,150	762

Turkey - 0.1%
Turkcell Iletisim Hizmet AS - ADR (Ñ)	32,300	623

United Kingdom - 10.1%
Anglo American PLC	52,654	3,019
AstraZeneca PLC (Ñ)	85,086	4,124
AstraZeneca PLC - ADR	43,406	2,107
Aviva PLC	285,906	2,837
BAE Systems PLC	349,537	3,108
BG Group PLC	165,188	3,732
BHP Billiton PLC	160,758	5,365
BP PLC	63,288	650
BP PLC - ADR	13,042	801
British American Tobacco PLC	119,243	4,302
British Sky Broadcasting Group PLC	355,100	3,181
Centrica PLC	215,545	1,338
Diageo PLC	330,902	5,755
Experian Group, Ltd.	467,200	3,608
GlaxoSmithKline PLC	196,700	4,579
HSBC Holdings PLC	214,600	3,551
Laird Group PLC	114,625	658
Lloyds TSB Group PLC	524,400	3,061
Mondi PLC (Æ)	165,600	821
Old Mutual PLC	1,214,250	2,316
Prudential PLC	584,254	6,266
Rio Tinto PLC	34,721	3,641
Rolls-Royce Group PLC (Æ)	1,196,896	8,430
Royal Dutch Shell PLC - ADR	50,545	3,546
Royal Dutch Shell PLC Class B	142,580	5,022
Standard Chartered PLC	82,853	2,519
Standard Life PLC	390,668	1,759
Tesco PLC	414,000	2,942
Vedanta Resources PLC	39,835	1,583
Venture Production PLC	67,479	989
Vodafone Group PLC	1,615,179	4,337
Wolseley PLC (Æ)	555,000	3,727
Xstrata PLC	135,390	9,706

		113,380

United States - 37.7%
AbitibiBowater, Inc.	79,800	673
Aetna, Inc.	53,500	2,194
Aflac, Inc.	15,400	856
Allied Waste Industries, Inc. (Æ)(Ñ)	136,300	1,649
Altria Group, Inc.	117,100	2,383

	Principal Amount ($) or Shares	Market Value $
Amazon.com, Inc. (Æ)	119,500	9,123
American Tower Corp. Class A (Æ)	119,300	4,999
Amgen, Inc. (Æ)(Ñ)	17,400	1,090
Amtrust Financial Services, Inc. (Ñ)	120,928	1,762
Annaly Capital Management, Inc. (ö)	106,000	1,597
AON Corp.	24,800	1,136
Apache Corp.	12,100	1,357
Apple, Inc. (Æ)	37,200	5,913
Arch Coal, Inc.	46,200	2,602
AT&T, Inc.	99,700	3,072
ATP Oil & Gas Corp. (Æ)	46,900	1,334
Avon Products, Inc.	18,400	780
Baker Hughes, Inc.	61,600	5,107
Bank of New York Mellon Corp. (The)	147,000	5,218
Bed Bath & Beyond, Inc. (Æ)(Ñ)	104,400	2,905
Best Buy Co., Inc. (Ñ)	58,500	2,324
Capital One Financial Corp. (Ñ)	56,000	2,344
Celgene Corp. (Æ)	31,600	2,385
Cephalon, Inc. (Æ)(Ñ)	38,500	2,817
Charles Schwab Corp. (The)	123,600	2,829
Chevron Corp.	69,400	5,868
Cleveland-Cliffs, Inc.	63,200	6,852
Coca-Cola Co. (The)	45,000	2,318
ConocoPhillips (Ñ)	64,600	5,273
Consol Energy, Inc.	60,100	4,471
Cummins, Inc.	49,500	3,284
Deere & Co.	145,400	10,201
Dell, Inc. (Æ)	289,900	7,123
Discover Financial Services	137,800	2,019
DR Horton, Inc. (Ñ)	266,400	2,962
DTE Energy Co. (Ñ)	19,500	799
Earthlink, Inc. (Æ)(Ñ)	214,900	1,934
Eaton Vance Corp. (Ñ)	51,300	1,905
eBay, Inc. (Æ)(Ñ)	68,200	1,717
ENSCO International, Inc. (Ñ)	27,500	1,901
Express Scripts, Inc. (Æ)	7,500	529
Exxon Mobil Corp.	125,400	10,086
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	90,200	8,727
FTD Group, Inc. (Ñ)	53,100	759
Genco Shipping & Trading, Ltd. (Ñ)	14,800	1,009
Genentech, Inc. (Æ)	80,500	7,668
Genzyme Corp. (Æ)	15,900	1,219
Gilead Sciences, Inc. (Æ)	149,700	8,081
Goldman Sachs Group, Inc. (The)	42,500	7,822
Google, Inc. Class A (Æ)	25,700	12,175
Gulfmark Offshore, Inc. (Æ)	16,700	838
Health Net, Inc. (Æ)(Ñ)	15,000	419
Healthspring, Inc. (Æ)	82,300	1,601

52	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hess Corp.	21,800	2,211
Hewlett-Packard Co.	291,100	13,041
Home Depot, Inc.	226,560	5,399
Hovnanian Enterprises, Inc. Class A (Æ)(Ñ)	187,500	1,318
Humana, Inc. (Æ)(Ñ)	27,600	1,212
Idacorp, Inc.	33,500	999
Intel Corp.	523,000	11,605
International Business Machines Corp.	62,900	8,050
Johnson Controls, Inc. (Ñ)	25,100	757
JPMorgan Chase & Co.	247,900	10,072
Juniper Networks, Inc. (Æ)	345,400	8,991
Lam Research Corp. (Æ)(Ñ)	13,700	451
Las Vegas Sands Corp. (Æ)(Ñ)	186,900	8,508
Lockheed Martin Corp.	26,800	2,796
Lowe’s Cos., Inc.	247,900	5,037
Marathon Oil Corp.	34,300	1,697
Mastercard, Inc. Class A (Ñ)	3,300	806
McDonald’s Corp.	235,200	14,063
MEMC Electronic Materials, Inc. (Æ)	15,700	725
Merck & Co., Inc.	44,700	1,471
Merrill Lynch & Co., Inc. (Ñ)	337,500	8,994
Microsoft Corp. (Ñ)	127,325	3,275
Monsanto Co.	13,200	1,572
Monster Worldwide, Inc. (Æ)	134,700	2,390
Morgan Stanley (Ñ)	79,100	3,123
Mosaic Co. (The)	32,700	4,160
Murphy Oil Corp.	64,900	5,174
National City Corp. (Ñ)	525,200	2,484
Newmont Mining Corp. (Ñ)	105,200	5,045
Occidental Petroleum Corp.	10,400	820
Oracle Corp. (Æ)	442,600	9,529
Peabody Energy Corp. (Ñ)	62,900	4,255
Pfizer, Inc.	314,100	5,864
Philip Morris International, Inc.	80,600	4,163
Procter & Gamble Co.	8,200	537
Red Hat, Inc. (Æ)(Ñ)	123,500	2,640
Ross Stores, Inc. (Ñ)	40,700	1,545
Schering-Plough Corp.	278,900	5,879
Smith International, Inc.	38,400	2,856
Smithfield Foods, Inc. (Æ)(Ñ)	128,500	2,760
Sprint Nextel Corp. (Ñ)	964,400	7,850
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	50,500	1,732
State Street Corp.	89,740	6,429
Tech Data Corp. (Æ)(Ñ)	31,300	1,091
Texas Instruments, Inc. (Ñ)	58,300	1,421

	Principal Amount ($) or Shares	Market Value $
Thermo Fisher Scientific, Inc. (Æ)	13,900	841
Travelers Cos., Inc. (The)	60,400	2,665
Tyson Foods, Inc. Class A (Ñ)	205,650	3,064
Union Pacific Corp. (Ñ)	55,200	4,551
Unit Corp. (Æ)	13,500	912
United Technologies Corp.	72,000	4,607
Valero Energy Corp.	18,100	605
Wal-Mart Stores, Inc.	82,000	4,807
WellPoint, Inc. (Æ)	192,500	10,097
Wynn Resorts, Ltd. (Ñ)	75,300	7,340

		422,295

Total Common Stocks
(cost $1,038,359)		995,596

Preferred Stocks - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc. (Æ)(Ñ)	3,300	2,121
Merrill Lynch & Co., Inc. (Æ)	16	921

Total Preferred Stocks
(cost $3,988)		3,042

Short-Term Investments - 10.5%
United States - 10.5%
Russell Investment Company Money Market Fund	109,680,000	109,680
United States Treasury Bills (ç)(ž)(§) 1.920% due 09/18/08	7,500	7,481

Total Short-Term Investments
(cost $117,161)		117,161

Other Securities - 11.8%
Russell Investment Company Money Market Fund (×)	47,999,679	48,000
State Street Securities Lending Quality Trust (×)	84,024,258	84,024

Total Other Securities
(cost $132,024)		132,024

Total Investments - 111.5%
(identified cost $1,291,532)		1,247,823

Other Assets and Liabilities, Net - (11.5%)		(128,857)

Net Assets - 100.0%		1,118,966

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund	53

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EUR STOXX 50 Index (EMU)	485	EUR	16,388	09/08	(968)
FTSE-100 Index (United Kingdom)	107	GBP	5,784	09/08	(608)
Hang Seng Index (Hong Kong)	10	HKD	11,388	08/08	41
S&P 500 E-Mini Index	166	USD	10,517	09/08	(487)
S&P 500 Index	139	USD	44,032	09/08	(1,528)
SPI 200 Index (Australia)	31	AUD	3,858	09/08	(213)
TOPIX Index (Japan)	97	JPY	1,262,455	09/08	(580)
TSE 60 Index (Canada)	34	CAD	5,530	09/08	(419)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(4,762)

54	Global Equity Fund

See accompanying notes which are an integral part of the financial statements.

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	94	AUD	100	09/17/08	—
USD	94	AUD	100	09/17/08	—
USD	94	AUD	100	09/17/08	—
USD	95	AUD	100	09/17/08	(1)
USD	140	AUD	150	09/17/08	—
USD	141	AUD	150	09/17/08	(1)
USD	146	AUD	150	09/17/08	(5)
USD	184	AUD	200	09/17/08	3
USD	187	AUD	200	09/17/08	—
USD	193	AUD	200	09/17/08	(6)
USD	242	AUD	250	09/17/08	(9)
USD	281	AUD	300	09/17/08	(1)
USD	285	AUD	300	09/17/08	(5)
USD	290	AUD	300	09/17/08	(9)
USD	751	AUD	800	09/17/08	(3)
USD	935	AUD	1,000	09/17/08	—
USD	1,155	AUD	1,230	09/17/08	(4)
USD	2,506	AUD	2,670	09/17/08	(9)
USD	3,379	AUD	3,600	09/17/08	(12)
USD	43	CAD	44	08/01/08	—
USD	98	CAD	100	09/17/08	—
USD	98	CAD	100	09/17/08	—
USD	195	CAD	200	09/17/08	—
USD	199	CAD	200	09/17/08	(4)
USD	199	CAD	200	09/17/08	(4)
USD	293	CAD	300	09/17/08	(1)
USD	294	CAD	300	09/17/08	(2)
USD	295	CAD	300	09/17/08	(3)
USD	300	CAD	300	09/17/08	(7)
USD	300	CAD	300	09/17/08	(8)
USD	399	CAD	400	09/17/08	(9)
USD	497	CAD	500	09/17/08	(9)
USD	685	CAD	700	09/17/08	(3)
USD	833	CAD	850	09/17/08	(4)
USD	1,468	CAD	1,500	09/17/08	(6)
USD	3,013	CAD	3,105	09/17/08	12
USD	3,716	CAD	3,800	09/17/08	(13)
USD	79	EUR	49	08/01/08	(3)
USD	166	EUR	106	08/01/08	—
USD	575	EUR	369	08/01/08	1
USD	306	EUR	196	08/04/08	—
USD	779	EUR	499	08/04/08	(1)
USD	48	EUR	31	08/05/08	—
USD	206	EUR	132	08/05/08	—
USD	463	EUR	300	09/17/08	4
USD	463	EUR	300	09/17/08	3
USD	769	EUR	500	09/17/08	8

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	772	EUR	500	09/17/08	5
USD	773	EUR	500	09/17/08	5
USD	784	EUR	500	09/17/08	(7)
USD	790	EUR	500	09/17/08	(13)
USD	792	EUR	500	09/17/08	(15)
USD	796	EUR	500	09/17/08	(18)
USD	947	EUR	600	09/17/08	(14)
USD	1,081	EUR	700	09/17/08	7
USD	1,082	EUR	700	09/17/08	6
USD	1,584	EUR	1,000	09/17/08	(29)
USD	2,190	EUR	1,400	09/17/08	(13)
USD	2,395	EUR	1,550	09/17/08	15
USD	4,792	EUR	3,100	09/17/08	29
USD	8,812	EUR	5,700	09/17/08	52
USD	9,415	EUR	6,100	09/17/08	71
USD	11,057	EUR	7,150	09/17/08	62
USD	29,595	EUR	19,150	09/17/08	186
USD	50	GBP	25	08/01/08	(1)
USD	491	GBP	248	08/05/08	—
USD	193	GBP	100	09/17/08	4
USD	195	GBP	100	09/17/08	2
USD	196	GBP	100	09/17/08	1
USD	197	GBP	100	09/17/08	—
USD	389	GBP	200	09/17/08	6
USD	398	GBP	200	09/17/08	(3)
USD	399	GBP	200	09/17/08	(4)
USD	488	GBP	250	09/17/08	5
USD	588	GBP	300	09/17/08	4
USD	597	GBP	300	09/17/08	(5)
USD	777	GBP	400	09/17/08	13
USD	799	GBP	400	09/17/08	(10)
USD	970	GBP	500	09/17/08	16
USD	986	GBP	500	09/17/08	—
USD	2,295	GBP	1,180	09/17/08	34
USD	2,721	GBP	1,400	09/17/08	41
USD	2,818	GBP	1,450	09/17/08	43
USD	10,261	GBP	5,280	09/17/08	159
USD	10,976	GBP	5,650	09/17/08	174
USD	1	HKD	11	08/01/08	—
USD	39	HKD	306	08/01/08	—
USD	13	HKD	99	08/04/08	—
USD	34	HKD	267	08/04/08	—
USD	67	HKD	523	08/04/08	—
USD	33	JPY	3,395	08/01/08	(1)
USD	282	JPY	30,000	09/17/08	(4)
USD	287	JPY	30,000	09/17/08	(8)
USD	288	JPY	30,000	09/17/08	(9)

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund	55

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	372	JPY	40,000	09/17/08	(1)
USD	373	JPY	40,000	09/17/08	(2)
USD	374	JPY	40,000	09/17/08	(3)
USD	376	JPY	40,000	09/17/08	(4)
USD	376	JPY	40,000	09/17/08	(5)
USD	465	JPY	50,000	09/17/08	(2)
USD	466	JPY	50,000	09/17/08	(2)
USD	467	JPY	50,000	09/17/08	(3)
USD	469	JPY	50,000	09/17/08	(5)
USD	470	JPY	50,000	09/17/08	(6)
USD	564	JPY	60,000	09/17/08	(8)
USD	658	JPY	70,000	09/17/08	(9)
USD	760	JPY	80,000	09/17/08	(18)
USD	1,154	JPY	120,000	09/17/08	(41)
USD	1,502	JPY	160,000	09/17/08	(18)
USD	2,544	JPY	270,000	09/17/08	(39)
USD	4,147	JPY	440,000	09/17/08	(65)
USD	11,153	JPY	1,185,000	09/17/08	(160)
USD	11,847	JPY	1,260,000	09/17/08	(158)
USD	35	SEK	210	08/05/08	—
AUD	64	USD	61	08/01/08	1
AUD	100	USD	93	09/17/08	(1)
AUD	100	USD	93	09/17/08	—
AUD	150	USD	142	09/17/08	1
AUD	150	USD	145	09/17/08	5
AUD	200	USD	190	09/17/08	3
AUD	300	USD	278	09/17/08	(3)
AUD	6,530	USD	6,116	09/17/08	8
CAD	150	USD	147	09/17/08	1
CAD	200	USD	194	09/17/08	(1)
CAD	200	USD	196	09/17/08	1
CAD	300	USD	294	09/17/08	2
CAD	300	USD	299	09/17/08	7
CAD	450	USD	439	09/17/08	—
CAD	5,850	USD	5,723	09/17/08	23
CHF	463	USD	442	08/04/08	—
EUR	582	USD	908	08/04/08	(1)
EUR	100	USD	154	09/17/08	(2)
EUR	200	USD	313	09/17/08	2
EUR	200	USD	314	09/17/08	3
EUR	200	USD	314	09/17/08	3
EUR	500	USD	772	09/17/08	(5)
EUR	600	USD	944	09/17/08	10
EUR	900	USD	1,386	09/17/08	(14)
EUR	1,000	USD	1,577	09/17/08	22
EUR	29,750	USD	45,929	09/17/08	(336)
GBP	134	USD	265	08/04/08	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	104	USD	206	08/05/08	—
GBP	208	USD	412	08/05/08	—
GBP	50	USD	97	09/17/08	(2)
GBP	100	USD	194	09/17/08	(3)
GBP	150	USD	292	09/17/08	(4)
GBP	150	USD	298	09/17/08	1
GBP	150	USD	298	09/17/08	2
GBP	350	USD	682	09/17/08	(8)
GBP	350	USD	696	09/17/08	6
GBP	10,775	USD	20,929	09/17/08	(335)
JPY	39,172	USD	362	08/04/08	(1)
JPY	190,327	USD	1,764	08/05/08	(1)
JPY	10,000	USD	95	09/17/08	2
JPY	20,000	USD	186	09/17/08	1
JPY	30,000	USD	279	09/17/08	—
JPY	40,000	USD	373	09/17/08	2
JPY	40,000	USD	383	09/17/08	12
JPY	50,000	USD	464	09/17/08	1
JPY	50,000	USD	466	09/17/08	2
JPY	50,000	USD	468	09/17/08	4
JPY	60,000	USD	573	09/17/08	17
JPY	2,504,000	USD	23,591	09/17/08	363

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(86)

See accompanying notes which are an integral part of the financial statements.

56	Global Equity Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 103.6%
Asset-Backed Securities - 10.1%
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
2.761% due 07/25/34	219	95
ACE Securities Corp. (Ê)
Series 2003-HE1 Class M1
3.436% due 11/25/33	4,618	3,694
Series 2003-OP1 Class M2
3.961% due 12/25/33	460	394
Series 2004-IN1 Class A1
2.781% due 05/25/34	291	205
Series 2005-HE2 Class M3
2.941% due 04/25/35	1,045	899
Series 2005-HE3 Class A2C
2.781% due 05/25/35	4,679	4,646
Series 2005-HE5 Class A2C
2.841% due 08/25/35	10,786	10,524
Series 2005-HE7 Class A2B
2.641% due 11/25/35	403	400
Series 2005-SD3 Class A
2.861% due 08/25/45	1,604	1,460
Series 2006-ASP Class A2A
2.541% due 10/25/36	284	281
Series 2006-FM1 Class A2C
2.611% due 07/25/36	4,725	3,131
Series 2006-HE2 Class A2C
2.621% due 05/25/36	2,235	1,871
Series 2006-OP1 Class M3
2.771% due 04/25/36	1,056	233
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2
4.936% due 01/25/34	1,255	733
Alliance Bancorp Trust (Ê)
Series 2007-OA1 Class A1
2.701% due 07/25/37	4,440	2,705
American Airlines Pass Through Trust 2001-01
Series 01-1
6.817% due 11/23/12	820	627
6.977% due 05/23/21	179	136
American Express Credit Account Master Trust (Ê)
Series 2004-1 Class B
2.708% due 09/15/11	117	116
Series 2004-3 Class C (Å)
2.928% due 12/15/11	2,000	1,953

	Principal Amount ($) or Shares	Market Value $
Series 2004-4 Class B
2.738% due 03/15/12	1,749	1,721
Series 2004-5 Class B
2.708% due 04/16/12	1,224	1,202
Series 2004-C Class C (Å)
2.958% due 02/15/12	3,031	2,961
Series 2006-A Class C (Å)
2.688% due 08/15/11	3,500	3,466
American Express Issuance Trust (Ê)
Series 2007-1 Class B
3.008% due 09/15/11	4,500	4,305
AmeriCredit Automobile Receivables Trust
Series 2005-DA Class A3
4.870% due 12/06/10	1,094	1,085
Series 2006-AF Class A3
5.560% due 09/06/11	4,956	4,949
Series 2007-BF Class A2
5.310% due 01/06/11	4,567	4,570
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
6.211% due 02/25/33	655	384
Series 2004-R8 Class A5
2.831% due 09/25/34	216	213
Series 2004-R10 Class A5
2.851% due 11/25/34	3	3
Series 2005-R3 Class A1A
2.661% due 05/25/35	4,879	4,712
Series 2005-R5 Class A2B
2.691% due 07/25/35	1,001	981
Series 2005-R6 Class A2
2.661% due 08/25/35	9,641	9,261
Series 2005-R7 Class A2C
2.721% due 09/25/35	2,842	2,802
Series 2005-R10 Class A2B
2.703% due 12/25/35	1,026	971
Series 2006-R1 Class A2C
2.651% due 08/01/16	820	783
Argent Securities, Inc. (Ê)
Series 2005-W2 Class A2B1
2.661% due 10/25/35	8,186	7,949
Series 2005-W2 Class A2B2
2.721% due 10/25/35	1,389	1,344
Series 2006-M2 Class A2A
2.511% due 09/25/36	164	163
Series 2006-M3 Class A2A
2.511% due 10/25/36	786	766

Multistrategy Bond Fund	57

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-W5 Class A2C
2.611% due 06/25/36	2,100	1,503
Asset Backed Funding Certificates (Ê)
Series 2006-HE1 Class A2A
2.521% due 01/25/37	1,460	1,416
Series 2006-HE1 Class A2C
2.621% due 01/25/37	1,710	1,067
Series 2006-OPT Class A3A
2.521% due 10/25/36	630	623
Series 2006-OPT Class A3B
2.621% due 11/25/36	1,390	904
Series 2006-OPT Class M2
2.751% due 09/25/36	1,152	239
Asset Backed Securities Corp. Home Equity (Ê)
Series 2003-HE1 Class M2
5.983% due 01/15/33	1,585	1,407
Series 2004-HE7 Class M9 (Þ)
5.983% due 10/25/34	927	254
Series 2006-HE2 Class M3
2.851% due 03/25/36	1,300	247
Series 2006-HE3 Class A4
2.631% due 03/25/36	1,141	1,050
Bank of America Credit Card Trust (Ê)
Series 2006-C4 Class C4
2.688% due 11/15/11	13,292	12,989
Series 2006-C7 Class C7
2.688% due 03/15/12	1,300	1,257
Series 2008-A1 Class A1
3.038% due 04/15/13	7,700	7,643
Bank One Issuance Trust (Ê)
Series 2004-B1 Class B1
2.778% due 03/15/12	1,942	1,910
Bayview Financial Acquisition Trust
Series 2004-C Class A1 (Ê)
3.090% due 05/28/44	403	360
Series 2006-A Class 1A3
5.865% due 02/28/41	1,540	1,263
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2005-AQ1 Class 2A1
2.681% due 03/25/35	17	17
Series 2006-HE4 Class 1A1
2.521% due 05/25/36	1,569	1,551
Series 2006-HE8 Class 2M1
2.791% due 10/25/36	1,600	483
Series 2006-HE9 Class 1A2
2.611% due 11/25/36	2,710	1,774

	Principal Amount ($) or Shares	Market Value $
Burlington Northern and Santa Fe Corp.
4.967% due 04/01/23	209	193
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.750% due 07/15/20	2,810	2,676
Carmax Auto Owner Trust
Series 2007-2 Class A2
5.320% due 01/15/10	1,328	1,332
Series 2008-1 Class A2 (Ê)
3.158% due 04/15/11	4,244	4,251
Carrington Mortgage Loan Trust (Ê)
Series 2006-FRE Class A3
2.611% due 07/25/36	1,120	973
Series 2006-NC3 Class A1
2.511% due 08/25/36	1,139	1,130
Cendant Timeshare Receivables Funding LLC (Þ)
Series 2004-1A Class A1
3.670% due 05/20/16	63	55
Centex Home Equity
Series 2002-D Class AF4
5.210% due 11/25/28	144	131
Series 2005-D Class AF4
5.270% due 10/25/35	700	636
Series 2006-A Class AV2 (Ê)
2.561% due 06/25/36	1,889	1,857
Chase Credit Card Master Trust (Ê)
Series 2002-3 Class B
2.908% due 09/15/11	1,458	1,442
Series 2003-6 Class A
2.568% due 02/15/11	1,300	1,300
Series 2003-6 Class B
2.808% due 02/15/11	1,307	1,306
Series 2003-6 Class C
3.258% due 02/15/11	1,500	1,497
Chase Issuance Trust
Series 2004-C3 Class C3 (Ê)
2.928% due 06/15/12	900	872
Series 2005-C1 Class C1 (Ê)
2.828% due 11/15/12	9,000	8,603
Series 2005-C3 Class C3 (Ê)
2.798% due 11/15/12	1,166	1,096
Series 2006-A3 Class A3 (Ê)
2.448% due 07/15/11	1,100	1,096
Series 2006-B1 Class B1 (Ê)(Ñ)
2.608% due 04/15/13	2,831	2,658

58	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-B2 Class B (Ê)(Ñ)
2.558% due 10/15/12	2,612	2,486
Series 2006-C3 Class C3 (Ê)
2.688% due 06/15/11	1,600	1,572
Series 2007-A17 Class A
5.120% due 10/15/14	510	512
CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A1
3.461% due 05/25/09	5,219	4,697
Series 2007-1 Class 2A2
3.711% due 10/01/37	1,700	1,262
Series 2007-1 Class 2A3
3.911% due 10/01/37	3,150	1,475
Citibank Credit Card Issuance Trust
Series 2004-A3 Class A3 (Ê)
2.866% due 07/25/11	3,217	3,204
Series 2006-B1 Class B1 (Ê)
2.570% due 03/07/11	7,000	6,921
Series 2007-A8 Class A8
5.650% due 09/20/19	1,660	1,627
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2006-AMC Class A2B
2.621% due 09/25/36	2,590	1,988
Series 2006-NC2 Class A2A
2.500% due 09/25/36	1,440	1,423
Series 2006-NC2 Class A2B
2.621% due 09/25/36	8,335	6,134
Series 2006-WFH Class A1
2.500% due 08/25/36	28	28
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3
3.989% due 02/25/31	28	27
Series 2004-AB2 Class M3 (Ê)
3.061% due 05/25/36	1,165	626
Series 2004-BC1 Class M1 (Ê)
2.961% due 02/25/34	708	526
Series 2005-4 Class AF3
4.456% due 10/25/35	1,016	975
Series 2005-7 Class AF3
4.454% due 11/25/35	410	406
Series 2005-11 Class 3AV2 (Ê)
2.751% due 02/25/36	2,707	2,597
Series 2005-16 Class 2AF1 (Ê)
2.611% due 05/25/36	196	194
Series 2005-17 Class 1AF1 (Ê)
2.661% due 05/25/36	45	45
Series 2005-AB1 Class A2 (Ê)
2.671% due 10/25/34	1,175	1,145

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class AF3
5.348% due 07/25/36	1,725	1,597
Series 2006-2 Class 2A2 (Ê)
2.651% due 06/25/36	891	833
Series 2006-3 Class 2A2 (Ê)
2.641% due 06/25/36	4,757	4,325
Series 2006-6 Class 2A3 (Ê)
2.741% due 09/25/36	8,700	6,594
Series 2006-11 Class 1AF3
6.050% due 09/25/46	2,085	1,589
Series 2006-11 Class 1AF4
6.300% due 09/25/46	1,935	954
Series 2006-13 Class 1AF3
5.944% due 01/25/37	3,050	2,398
Series 2006-13 Class 3AV1 (Ê)
2.511% due 01/25/37	154	154
Series 2006-15 Class A1 (Ê)
2.571% due 10/25/46	363	357
Series 2006-15 Class A3
5.689% due 10/25/46	1,095	979
Series 2006-16 Class 2A1 (Ê)
2.511% due 12/25/46	117	116
Series 2006-19 Class 2A1 (Ê)
2.521% due 03/25/37	412	405
Series 2006-22 Class 2A1 (Ê)
2.511% due 05/25/37	389	380
Series 2006-23 Class 2A1 (Ê)
2.511% due 05/25/28	354	342
Series 2006-BC1 Class 2A2 (Ê)
2.641% due 04/25/36	736	710
Series 2006-S1 Class A2
5.549% due 08/25/21	363	329
Series 2006-S3 Class A2
6.085% due 06/25/21	1,355	763
Series 2006-S6 Class A2
5.519% due 03/25/34	5,025	3,739
Series 2006-S7 Class A3
5.712% due 11/25/35	5,860	1,975
Series 2006-S9 Class A3
5.728% due 08/25/36	1,530	583
Series 2007-4 Class A2
5.530% due 03/25/37	2,232	2,089
Countrywide Home Equity Loan Trust (Ê)
Series 2006-HW Class 2A1B
2.608% due 11/15/36	3,534	2,317

Multistrategy Bond Fund	59

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-AGE Class A2
4.640% due 02/25/32	780	780
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7 Class AF5
4.585% due 10/25/34	770	652
Series 2006-CB5 Class A1 (Ê)
2.521% due 06/25/36	166	165
Series 2007-CB1 Class AF2
5.721% due 01/25/37	1,560	1,204
CSAB Mortgage Backed Trust
Series 2006-3 Class A1B2 (Ê)
2.556% due 11/25/36	351	336
Series 2006-4 Class A1A
5.868% due 12/25/36	751	739
Delta Air Lines, Inc.
6.821% due 08/10/22	2,442	2,008
Dunkin Securitization (Þ)
Series 2006-1 Class A2
5.779% due 06/20/31	3,435	2,796
FBR Securitization Trust (Ê)
Series 2005-2 Class AV3A
2.751% due 09/25/35	3,137	2,963
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2000-30 Class A5
8.610% due 12/25/30	487	486
Fieldstone Mortgage Investment Corp. (Ê)
Series 2006-1 Class A2
2.651% due 05/25/36	2,619	2,279
Series 2006-3 Class 2A1
2.531% due 11/25/36	279	270
Series 2006-3 Class 2A3
2.621% due 11/25/36	645	376
Series 2006-3 Class M1
2.721% due 11/25/36	2,650	484
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2005-FF4 Class 2A3
2.681% due 05/25/35	72	72
Series 2005-FF8 Class A2C
2.731% due 09/25/35	4,795	4,710
Series 2006-FF1 Class 2A1
2.501% due 08/25/36	748	737

	Principal Amount ($) or Shares	Market Value $
Series 2006-FF1 Class 2A3
2.601% due 12/25/36	6,005	3,414
Series 2006-FF1 Class A2
2.511% due 07/25/36	467	462
2.521% due 10/25/36	903	848
Series 2006-FF1 Class A2C
2.621% due 10/25/36	2,621	1,594
2.621% due 12/25/37	8,631	4,761
Series 2006-FF1 Class A3
2.961% due 11/25/36	774	729
Series 2006-FF1 Class A5
2.621% due 11/25/36	5,321	3,207
Series 2006-FF2 Class A2
2.531% due 02/25/36	7	7
Series 2006-FF9 Class M1
2.711% due 06/25/36	5,180	1,277
Series 2007-FF1 Class A2A
2.501% due 01/25/38	1,691	1,633
First USA Credit Card Master Trust (Ê)
Series 1998-6 Class A
2.616% due 04/18/11	5,400	5,400
Ford Credit Auto Owner Trust (Ê)
Series 2008-A Class A2
3.058% due 07/15/10	4,000	4,004
Fremont Home Loan Trust (Ê)
Series 2006-3 Class 2A1
2.531% due 02/25/37	524	514
Series 2006-3 Class 2A2
2.581% due 02/25/37	3,780	3,414
Series 2006-A Class 2A2
2.561% due 05/25/36	621	603
Series 2006-A Class M2
2.781% due 05/25/36	1,085	176
Series 2006-B Class 2A3
2.621% due 08/25/36	1,720	1,094
Series 2006-E Class 2A1
2.521% due 01/25/37	419	399
GE Capital Credit Card Master Note Trust
Series 2005-3 Class B (Ê)
2.758% due 06/15/13	1,049	973
Series 2006-1 Class A
5.080% due 09/15/12	4,960	5,024
Series 2006-1 Class B (Ê)
2.568% due 09/15/12	1,000	959
GMAC Mortgage Corp. Loan Trust
Series 2007-HE2 Class A2
6.054% due 12/25/37	2,780	1,552

60	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Government National Mortgage Association Series 1998-23 Class ZA
6.500% due 09/20/28	1,915	1,971
Green Tree Financial Corp.
Series 1994-1 Class A5
7.650% due 04/15/19	3,684	3,755
Series 1994-3 Class A5
8.400% due 06/15/19	2,131	2,202
Series 1994-5 Class A5
8.300% due 12/15/19	2,096	2,160
GSAA Trust
Series 2006-2 Class 2A3 (Ê)
2.731% due 12/25/35	2,675	2,363
Series 2006-4 Class 1A2
5.993% due 03/25/36	1,742	841
Series 2006-4 Class 3A1
6.087% due 03/25/36	16,699	11,812
GSAMP Trust
Series 2003-HE2 Class M1 (Ê)
3.111% due 08/25/33	729	611
Series 2006-FM1 Class A2C (Ê)
2.621% due 04/25/36	500	421
Series 2006-FM2 Class A2A (Ê)
2.531% due 09/25/36	1,126	1,108
Series 2007-FM1 Class A2A (Ê)
2.531% due 12/25/36	999	956
Series 2007-H1 Class M1 (Ê)
2.801% due 02/25/37	2,252	573
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A
2.748% due 01/20/34	2,252	1,975
Series 2007-1 Class AS
2.658% due 03/20/36	3,418	2,956
Series 2007-2 Class A1V
2.548% due 07/20/36	1,650	1,616
Series 2007-3 Class APT
3.682% due 11/20/36	5,509	4,649
Home Equity Asset Trust (Ê)
Series 2005-5 Class 2A2
2.711% due 11/25/35	4,930	4,857
Series 2005-7 Class M1
2.911% due 01/25/36	3,910	2,463
Series 2006-3 Class 2A2
2.591% due 07/25/36	1,203	1,189
Series 2006-4 Class M3
2.821% due 08/25/36	788	172

	Principal Amount ($) or Shares	Market Value $
Series 2006-7 Class 2A3
2.611% due 01/25/37	1,650	1,142
Household Automotive Trust
Series 2006-1 Class A3
5.430% due 06/17/11	4,805	4,811
Series 2006-2 Class A3
5.610% due 08/17/11	1,626	1,650
Household Credit Card Master Note Trust I
Series 2006-1 Class A
5.100% due 06/15/12	2,770	2,796
Series 2006-1 Class B (Ê)
2.598% due 06/15/12	932	889
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE2 Class 2A1
2.511% due 12/25/36	4,680	4,261
Series 2006-HE2 Class 2A2
2.571% due 12/25/36	1,830	1,315
Series 2006-HE2 Class M1
Interest Only STRIP
2.701% due 12/25/36	1,045	101
Huntington Auto Trust (Ê)(Å)
Series 2008-1A Class A2B
3.458% due 11/15/10	3,500	3,501
Indymac Residential Asset Backed Trust (Ê)
Series 2006-E Class 2A3
2.631% due 04/25/37	6,370	3,966
Series 2006-H2 Class A
2.633% due 06/28/36	1,731	927
IXIS Real Estate Capital Trust (Ê)
Series 2006-HE2 Class A3
2.621% due 08/25/36	1,945	1,458
Series 2006-HE2 Class M2
2.781% due 08/25/36	1,517	247
Series 2006-HE3 Class A1
2.511% due 10/25/36	640	631
JP Morgan Mortgage Acquisition Corp.
Series 2006-WF1 Class M1
6.240% due 07/25/36	1,200	165
Series 2006-WMC Class A2 (Ê)
2.511% due 07/25/30	128	127
2.511% due 08/25/36	172	169
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2
3.983% due 07/25/35	768	510
Series 2005-9N Class 1A2
2.811% due 02/25/36	8,328	3,671

Multistrategy Bond Fund	61

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-2N Class 1A2
2.801% due 02/25/46	2,305	945
Series 2006-9 Class A1A
2.553% due 05/25/46	119	115
Series 2006-11 Class 1A1
2.541% due 06/25/46	1,003	968
Series 2006-16N Class A1A
2.541% due 11/25/46	1,032	980
Series 2007-4N Class 3A2A
4.544% due 04/25/37	7,159	4,342
Long Beach Auto Receivables Trust
Series 2007-A Class A2
5.150% due 11/15/10	581	581
Long Beach Mortgage Loan Trust (Ê)
Series 2002-5 Class M1
3.706% due 11/25/32	2,805	2,236
Series 2003-3 Class M1
3.586% due 07/25/33	3,051	2,401
Series 2004-4 Class 1A1
2.741% due 10/25/34	29	23
Series 2004-6 Class A3
3.111% due 11/25/34	1,450	1,239
Series 2005-3 Class 2A2
2.741% due 09/25/35	3,961	3,854
Series 2005-WL2 Class 3A3
2.731% due 08/25/35	623	612
Series 2005-WL3 Class 2A2A
2.601% due 11/25/35	5,538	5,489
Series 2006-9 Class 2A1
2.521% due 10/25/36	2,579	2,455
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
4.936% due 08/25/33	436	275
Series 2005-WMC Class A5
2.783% due 03/25/35	799	796
Series 2006-AB1 Class A2
2.691% due 02/25/36	3,025	2,657
Series 2006-AM3 Class A1
2.521% due 10/25/36	30	30
Series 2006-NC2 Class A4
2.611% due 08/25/36	5,600	3,737
Series 2006-WMC Class M1
2.691% due 10/25/36	2,056	246
MBNA Credit Card Master Note Trust (Ê)
Series 2003-B5 Class B5
2.828% due 02/15/11	2,000	1,999

	Principal Amount ($) or Shares	Market Value $
MBNA Master Credit Card Trust
Series 2000-E Class A
7.800% due 10/15/12	600	638
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2006-RM3 Class A2A
2.491% due 06/25/37	229	227
Mid-State Trust
Series 2003-11 Class A1
4.864% due 07/15/38	128	117
Series 2004-1 Class A
6.005% due 08/15/37	163	159
Series 2005-1 Class A
5.745% due 01/15/40	158	122
Series 2006-1 Class A (Þ)
5.787% due 10/15/40	736	696
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M1
3.511% due 09/25/33	2,866	2,289
Series 2003-NC8 Class M3
4.561% due 09/25/33	266	164
Series 2006-HE1 Class A3
2.641% due 01/25/36	6,252	5,874
Series 2006-HE2 Class M1
2.791% due 03/25/36	6,610	2,144
Series 2006-HE2 Class M2
2.811% due 03/25/36	800	203
Series 2006-HE3 Class A2C
2.621% due 04/25/36	1,030	898
Series 2006-HE3 Class M2
2.761% due 04/25/36	7,920	1,291
Series 2006-HE4 Class A2
2.561% due 06/25/36	558	551
Series 2006-HE4 Class A3
2.611% due 06/25/36	945	732
Series 2006-HE5 Class A2C
2.601% due 08/25/36	3,000	2,106
Series 2006-HE7 Class A2A
2.511% due 09/25/36	2,243	2,217
Series 2006-HE8 Class A2C
2.601% due 10/25/36	2,880	2,025
Series 2006-NC5 Class A2A
2.501% due 10/25/36	3,825	3,773
Series 2006-NC5 Class A2C
2.611% due 10/25/36	610	354
Series 2006-WMC Class A2C
2.611% due 06/25/36	9,405	6,568
Series 2007-NC3 Class A2A
2.521% due 05/25/37	2,538	2,351

62	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Morgan Stanley IXIS Real Estate Capital Trust (Ê)
Series 2006-2 Class A1
2.511% due 11/25/36	339	335
Series 2006-2 Class A3
2.611% due 11/25/36	5,150	3,910
Morgan Stanley Mortgage Loan Trust (Ê)
Series 2006-12X Class A1
2.581% due 10/25/36	379	363
Series 2006-17X Class A1
2.581% due 10/25/46	1,452	1,346
Nationstar Home Equity Loan Trust (Ê)
Series 2006-B Class AV1
2.531% due 09/25/36	249	249
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2
2.991% due 02/25/35	1,720	1,432
Series 2006-1 Class M2
2.821% due 05/25/36	2,559	643
Nissan Auto Receivables Owner Trust
Series 2008-A Class A3
3.890% due 08/15/11	540	540
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
5.011% due 04/25/33	326	178
Series 2003-3 Class M3
4.461% due 06/25/33	194	53
Series 2003-4 Class M2
4.111% due 07/25/33	188	110
Series 2005-2 Class A5
2.791% due 05/25/35	2,014	1,980
Series 2005-3 Class A4
2.711% due 08/25/35	1,453	1,451
Series 2005-4 Class A3
2.721% due 11/25/35	1,189	1,129
Series 2007-1 Class 2A1
2.511% due 01/25/37	1,090	1,064
Park Place Securities, Inc. (Ê)
Series 2004-MCW Class A1
2.774% due 10/25/34	789	662
Series 2004-WHQ Class A3D
2.940% due 02/25/35	7,266	7,112
Series 2004-WWF Class A1D
2.921% due 02/25/35	107	104
Series 2005-WCW Class M1
2.911% due 09/25/35	1,705	1,327

	Principal Amount ($) or Shares	Market Value $
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3
5.680% due 01/25/36	1,855	1,759
Power Contract Financing LLC (Þ)
6.256% due 02/01/10	1,051	1,063
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	880	653
Series 2005-2 Class AF4
4.934% due 08/25/35	610	566
Series 2005-4 Class A3
5.565% due 02/25/36	322	312
Series 2006-1 Class AF6
5.746% due 05/25/36	1,445	1,203
Series 2007-1 Class AF2
5.512% due 04/25/37	4,745	4,569
Series 2007-2 Class AF2
5.675% due 06/25/37	1,425	1,283
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	1,361	1,162
Series 2006-RZ3 Class A1 (Ê)
2.531% due 08/25/36	692	677
Residential Asset Securities Corp.
Series 2001-KS3 Class AII (Ê)
2.921% due 09/25/31	152	126
Series 2003-KS2 Class MI1
4.800% due 04/25/33	2,636	1,994
Series 2003-KS2 Class MI3
6.100% due 04/25/33	572	208
Series 2003-KS5 Class AI4
3.230% due 12/25/30	18	17
Series 2005-AHL Class A2 (Ê)
2.731% due 07/25/35	447	427
Series 2005-KS8 Class A3 (Ê)
2.720% due 08/25/35	1,885	1,852
Series 2006-KS1 Class A2 (Ê)
2.600% due 02/25/36	366	366
Series 2006-KS2 Class A2 (Ê)
2.930% due 03/25/36	1,050	1,046
Series 2006-KS3 Class AI2 (Ê)
2.581% due 04/25/36	1,296	1,284
Series 2006-KS3 Class AI3 (Ê)
2.631% due 04/25/36	875	807
Series 2006-KS6 Class A1 (Ê)
2.501% due 08/25/36	47	47

Multistrategy Bond Fund	63

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-KS9 Class AI1 (Ê)
2.531% due 11/25/36	422	418
Residential Funding Mortgage Securities II, Inc. (Ê) Series 2006-HI1 Class A1 2.571% due 02/25/36	75	75
Saxon Asset Securities Trust (Ê)
Series 2005-4 Class A2C
2.711% due 11/25/37	3,268	3,155
Series 2006-3 Class A1
2.521% due 10/25/46	939	918
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 2.631% due 08/25/36	290	278
Securitized Asset Backed Receivables LLC Trust (Ê)
Series 2005-HE1 Class A1A (Þ)
2.761% due 10/25/35	6,999	6,751
Series 2006-FR4 Class A2A
2.541% due 08/25/36	4,457	4,239
Series 2006-HE1 Class M1
2.761% due 05/25/36	1,980	480
Series 2006-OP1 Class A2B
2.661% due 10/25/35	822	810
Series 2007-HE1 Class A2A
2.521% due 12/25/36	1,345	1,262
Series 2007-NC1 Class A2B
2.611% due 12/25/36	8,535	5,456
SG Mortgage Securities Trust (Ê) Series 2006-FRE Class A2B 2.641% due 02/25/36	1,540	1,171
SLM Student Loan Trust (Ê)
Series 2006-8 Class A2
2.800% due 10/25/16	1,846	1,834
Series 2008-7 Class A2
2.983% due 10/25/17	25,600	24,968
Soundview Home Equity Loan Trust
Series 2005-4 Class 2A3 (Ê)
2.691% due 03/25/36	5,434	5,372
Series 2005-OPT Class 2A3 (Ê)
2.721% due 12/25/35	4,128	3,896
Series 2006-EQ1 Class A1 (Ê)
2.511% due 10/25/36	142	141
Series 2006-EQ2 Class A1 (Ê)
2.541% due 01/25/37	2,170	2,123
Series 2006-OPT Class A2 (Ê)
2.581% due 05/25/36	357	355
Series 2006-OPT Class M3 (Ê)
2.781% due 07/25/36	1,320	162

	Principal Amount ($) or Shares	Market Value $
Series 2006-WF1 Class A1F
5.998% due 10/25/36	1,164	1,157
Series 2006-WF1 Class A2
5.645% due 10/25/36	3,105	2,976
Series 2007-OPT Class 2A1 (Ê)
2.541% due 06/25/37	2,395	2,309
Series 2007-OPT Class 2A2 (Ê)
2.591% due 07/25/37	4,200	3,252
Specialty Underwriting & Residential Finance (Ê)
Series 2005-BC4 Class A2B
2.691% due 09/25/36	1,539	1,487
Series 2006-AB1 Class A1
2.541% due 12/25/36	3	3
Series 2006-AB2 Class A2A
2.501% due 06/25/37	240	239
Series 2006-BC5 Class A2D
2.611% due 11/25/37	8,205	5,864
Series 2006-BC5 Class M1
2.701% due 11/25/37	3,900	843
Structured Asset Investment Loan Trust (Ê)
Series 2003-BC1 Class A2
3.141% due 01/25/33	4,097	3,601
Series 2005-3 Class M2
2.901% due 04/25/35	675	477
Series 2005-6 Class A8
2.701% due 07/25/35	1,520	1,515
Series 2005-7 Class A4
2.651% due 08/25/35	3,745	3,701
Series 2005-HE3 Class A2
2.711% due 09/25/35	1,256	1,226
Series 2006-BNC Class A2
2.501% due 09/25/36	1,207	1,174
Series 2006-BNC Class A3
2.611% due 09/25/36	10,000	7,456
Structured Asset Securities Corp.
Series 2001-SB1 Class A2
3.375% due 08/25/31	596	491
Series 2004-19X Class A2
4.370% due 10/25/34	34	34
Series 2005-4XS Class 1A2B
4.670% due 03/25/35	420	403
Series 2005-GEL Class A (Ê)
2.811% due 12/25/34	293	270
Series 2006-BC3 Class A2 (Ê)
2.511% due 10/25/36	1,452	1,396
Series 2006-BC6 Class A4 (Ê)
2.631% due 01/25/37	1,725	1,003

64	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-OW1 Class A3 (Ê)(Å)
2.621% due 12/25/35	6,000	5,914
Series 2007-BC3 Class 2A2 (Ê)
2.601% due 08/25/09	6,308	5,380
Triad Auto Receivables Owner Trust
Series 2006-A Class A3
4.770% due 01/12/11	2,823	2,795
Series 2006-B Class A3
5.410% due 08/12/11	2,430	2,409
Series 2006-C Class A3
5.260% due 11/14/11	3,808	3,745
Series 2007-A Class A2
5.350% due 03/14/11	2,439	2,437
TXU Electric Delivery Transition Bond Co. LLC Series 2004-1 Class A2 4.810% due 11/17/14	300	302
United Airlines Pass Through Trust 6.636% due 07/02/22	2,379	1,799
USAA Auto Owner Trust Series 2006-2 Class A4 5.370% due 02/15/12	500	510
VTB 24 Capital PLC (Ê) 3.497% due 12/07/09	1,240	1,207
Wachovia Auto Loan Owner Trust 2006-1 (Ê) Series 2008-1 Class A2B 3.308% due 03/21/11	5,000	5,008
Washington Mutual Asset-Backed Certificates (Ê)
Series 2006-HE2 Class A1
2.501% due 05/25/36	21	21
Series 2006-HE5 Class 2A1
2.521% due 10/25/36	2,407	2,286
Wells Fargo Home Equity Trust (Ê) Series 2006-3 Class A1 2.511% due 01/25/37	239	232
World Financial Properties (Å) 6.950% due 09/01/13	142	140

		633,055

Certificates of Deposit - 0.2%
Bank of Ireland Governor & Co. 2.753% due 01/15/10	9,000	8,904

Corporate Bonds and Notes - 18.8%
Abbott Laboratories 5.600% due 11/30/17	1,039	1,048

	Principal Amount ($) or Shares	Market Value $
Ace Capital Trust II 9.700% due 04/01/30	1,050	1,113
Aetna, Inc. 6.750% due 12/15/37	1,840	1,716
AIG SunAmerica Global Financing VI (Þ) 6.300% due 05/10/11	3,095	3,084
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	500	485
Allison Transmission (Ñ)(Þ) 11.000% due 11/01/15	2,475	2,240
Allstate Life Global Funding Trusts 5.375% due 04/30/13	1,700	1,701
Alltel Corp. 6.800% due 05/01/29	1,800	1,678
AMB Property, LP (Ñ) 6.300% due 06/01/13	790	788
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	100	101
American Express Bank FSB Series BKNT 6.000% due 09/13/17	500	463
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	500	464
American Express Credit Corp.
2.523% due 11/09/09 (Ê)	900	879
5.875% due 05/02/13	1,605	1,576
American General Finance Corp. 4.875% due 05/15/10	1,300	1,205
American Honda Finance Corp. (Ê)(Ñ)(Þ) 2.784% due 02/09/10	1,600	1,592
American International Group, Inc.
4.700% due 10/01/10	405	396
5.375% due 10/18/11	2,110	2,055
5.050% due 10/01/15	1,775	1,581
5.850% due 01/16/18	8,800	7,893
6.250% due 03/15/37	3,325	2,524
8.175% due 05/15/58 (Þ)	4,260	3,817
Americo Life, Inc. (Å) 7.875% due 05/01/13	250	254
Ameriprise Financial, Inc. 7.518% due 06/01/66	9,690	8,342
AmerisourceBergen Corp. Series WI 5.625% due 09/15/12	3,540	3,527

Multistrategy Bond Fund	65

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Amgen, Inc. (Ñ) 6.150% due 06/01/18	7,175	7,317
Anadarko Petroleum Corp. 5.950% due 09/15/16	470	468
ANZ Capital Trust (ƒ)(Þ) 4.484% due 12/31/49	2,550	2,470
Apache Corp. 5.250% due 04/15/13	1,610	1,633
Appalachian Power Co. Series O 5.650% due 08/15/12	795	794
ARAMARK Corp.
Series WI
6.301% due 02/01/15 (Ê)	1,190	1,095
8.500% due 02/01/15	1,805	1,798
Arantes International, Ltd. 10.250% due 06/19/13	500	449
ArcelorMittal USA 6.500% due 04/15/14	2,820	2,838
Arizona Public Service Co.
5.800% due 06/30/14	1,525	1,453
6.250% due 08/01/16	850	815
AT&T Corp.
7.300% due 11/15/11	4,730	5,029
8.000% due 11/15/31	2,375	2,697
AT&T, Inc.
6.300% due 01/15/38	3,235	3,043
6.400% due 05/15/38	2,325	2,213
Atmos Energy Corp. 6.350% due 06/15/17	800	785
Avista Capital Trust III 6.500% due 04/01/34	1,426	1,343
Bank of America Corp.
5.625% due 10/14/16	465	439
5.420% due 03/15/17	480	430
6.000% due 09/01/17	4,190	4,033
5.750% due 12/01/17	6,245	5,860
5.650% due 05/01/18	4,715	4,401
8.000% due 12/29/49 (ƒ)	15,675	14,460
8.125% due 12/29/49 (ƒ)	29,700	27,627
Bank of America NA
Series BKNT
3.056% due 06/15/16 (Ê)	3,100	2,804
6.000% due 10/15/36	500	438
BankAmerica Capital III (Ê) 3.361% due 01/15/27	1,600	1,154
Baxter International, Inc. (Ñ) 5.375% due 06/01/18	1,565	1,539

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Cos., Inc. (The)
2.768% due 08/21/09 (Ê)	4,100	4,083
2.839% due 05/18/10 (Ê)	8,400	8,287
6.400% due 10/02/17	1,265	1,239
7.250% due 02/01/18	6,000	6,237
3.063% due 02/01/12 (Ê)	10,000	9,524
Bellsouth Telecommunications, Inc. 7.000% due 12/01/95	2,185	2,024
Best Buy Co., Inc. (Þ) 6.750% due 07/15/13	3,100	3,149
BNP Paribas Capital Trust (ƒ)(Å) 9.003% due 12/29/49	2,600	2,650
Boardwalk Pipelines, LP 5.875% due 11/15/16	2,825	2,713
Boston Scientific Corp. 6.400% due 06/15/16	4,700	4,512
Bowater, Inc. 9.000% due 08/01/09	3,435	3,143
Burlington Northern Santa Fe Corp.
6.875% due 12/01/27	100	101
6.750% due 03/15/29	110	110
Caesars Entertainment, Inc. (Ñ) 8.125% due 05/15/11	3,000	2,250
Calpine Construction Finance Co. (Ê)(Þ) 11.499% due 08/26/11	2,950	3,142
Capmark Financial Group, Inc.
5.875% due 05/10/12	3,955	2,520
6.300% due 05/10/17	5,950	3,494
Cargill, Inc. (Þ) 5.200% due 01/22/13	3,225	3,191
Carolina Power & Light Co. 6.500% due 07/15/12	60	63
Catlin Insurance Co., Ltd. (ƒ)(Å) 7.249% due 12/31/49	575	343
CCH I Holdings LLC (Ñ) 13.500% due 01/15/14	3,855	2,641
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	470	473
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	605	589
6.250% due 02/01/37	170	150
Series B
7.875% due 04/01/13	3,295	3,525
Charter Communications, Inc. (Þ) 10.875% due 09/15/14	3,155	3,281

66	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CHS/Community Health Systems, Inc. (Ñ) Series WI 8.875% due 07/15/15	5,600	5,642
Chubb Corp.
6.375% due 03/29/67	2,000	1,824
Series 1
6.500% due 05/15/38	900	854
CIT Group, Inc. (Ê) 2.839% due 08/17/09	6,300	5,771
Citigroup Capital XXI 8.300% due 12/21/77	3,265	2,981
Citigroup, Inc.
2.831% due 12/28/09 (Ê)	1,600	1,564
4.125% due 02/22/10	720	711
6.500% due 01/18/11	2,160	2,218
5.500% due 08/27/12	1,900	1,854
5.300% due 10/17/12	800	776
5.500% due 04/11/13	12,610	12,318
5.850% due 07/02/13	5,150	5,074
4.700% due 05/29/15	180	162
6.000% due 08/15/17	4,000	3,783
6.125% due 11/21/17	5,060	4,850
6.125% due 05/15/18	499	478
6.125% due 08/25/36	700	585
6.875% due 03/05/38	3,275	3,161
8.400% due 04/29/49 (ƒ)	25,036	21,437
Clorox Co. 4.200% due 01/15/10	725	719
CNA Financial Corp. 6.500% due 08/15/16	850	806
Columbus Southern Power Co. Series C 5.500% due 03/01/13	360	360
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	1,575	1,876
Comcast Cable Communications LLC (Ñ) 6.750% due 01/30/11	425	440
Comcast Cable Holdings LLC
9.800% due 02/01/12	1,310	1,473
7.875% due 08/01/13	2,245	2,417
Comcast Corp.
5.500% due 03/15/11	1,300	1,300
6.300% due 11/15/17	6,855	6,806
5.875% due 02/15/18	200	193
6.500% due 11/15/35	880	821
6.450% due 03/15/37	200	183

	Principal Amount ($) or Shares	Market Value $
Comcast Holdings Corp. 10.625% due 07/15/12	2,025	2,320
Commonwealth Edison Co.
6.150% due 09/15/17	1,105	1,103
6.950% due 07/15/18	300	294
5.900% due 03/15/36	1,100	983
Series 100
5.875% due 02/01/33	975	869
Series 105
5.400% due 12/15/11	625	628
Computer Sciences Corp. (Þ) 6.500% due 03/15/18	2,575	2,597
Consolidated Natural Gas Co.
Series C
6.250% due 11/01/11	155	160
Constellation Brands, Inc. (Ñ)
Series B
8.125% due 01/15/12	2,365	2,371
Continental Airlines, Inc.
Series 01-1
6.503% due 06/15/11	3,310	2,979
Series 99-2
7.056% due 09/15/09	2,350	2,256
Cooper Industries, Inc.
Series WI
5.250% due 11/15/12	500	502
Countrywide Financial Corp.
Series MTn
5.800% due 06/07/12	1,000	938
Countrywide Home Loans, Inc.
4.125% due 09/15/09	6,595	6,410
Series MTNL
4.000% due 03/22/11	2,895	2,692
COX Communications, Inc.
4.625% due 01/15/10	3,785	3,759
5.875% due 12/01/16 (Þ)	525	510
6.250% due 06/01/18 (Å)	2,325	2,290
Credit Suisse USA, Inc.
4.875% due 08/15/10 (Ñ)	335	337
5.500% due 08/15/13 (Ñ)	325	323
4.875% due 01/15/15	1,025	967
CSC Holdings, Inc.
Series B
8.125% due 08/15/09	2,180	2,202
Series WI
6.750% due 04/15/12	500	476
CSX Corp. 6.250% due 03/15/18	675	627
Daimler Finance NA LLC
3.241% due 08/03/09 (Ê)	800	794

Multistrategy Bond Fund	67

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

8.500% due 01/18/31	620	664
Darden Restaurants, Inc. 6.800% due 10/15/37	1,005	873
Dayton Power & Light Co. (The) 5.125% due 10/01/13	1,560	1,576
DCP Midstream LLC 6.875% due 02/01/11	90	92
Delta Air Lines, Inc./Old
Series 00-1
7.379% due 05/18/10	1,158	1,088
7.570% due 11/18/10	4,225	3,982
Series 01-1
7.111% due 09/18/11	500	448
Detroit Edison Co. (The)
5.400% due 08/01/14	240	238
6.350% due 10/15/32	350	339
Developers Diversified Realty Corp.
5.000% due 05/03/10	420	408
4.625% due 08/01/10	876	844
5.250% due 04/15/11	50	48
5.375% due 10/15/12	2,630	2,419
Dex Media West LLC/Dex Media Finance Co. Series B 9.875% due 08/15/13	1,500	1,177
DirecTV Holdings LLC/DirecTV Financing Co. 8.375% due 03/15/13	1,000	1,032
Discover Financial Services (Ê) 3.316% due 06/11/10	4,750	3,871
Dominion Resources, Inc.
Series 06-B
6.300% due 09/30/66	2,760	2,493
Series B
6.250% due 06/30/12	1,131	1,163
DPL, Inc. 6.875% due 09/01/11	1,555	1,618
Dr Pepper Snapple Group, Inc. (Þ)
6.820% due 05/01/18	4,100	4,123
7.450% due 05/01/38	925	940
E*Trade Financial Corp. (Þ) 12.500% due 11/30/17	5,500	5,802
Echostar DBS Corp. 7.125% due 02/01/16	1,500	1,384
El Paso Natural Gas Co. 7.500% due 11/15/26	1,175	1,168
Elwood Energy LLC 8.159% due 07/05/26	217	210

	Principal Amount ($) or Shares	Market Value $
Energy Future Holdings Corp. (Þ) 10.875% due 11/01/17	1,745	1,797
Energy Partners, Ltd. 9.750% due 04/15/14	900	828
Energy Transfer Partners, LP
5.950% due 02/01/15	4,500	4,483
6.700% due 07/01/18	2,100	2,118
Entergy Gulf States Louisiana LLC (Þ) 6.000% due 05/01/18	2,095	2,044
Enterprise Products Operating LLC 6.500% due 01/31/19	3,025	3,041
Enterprise Products Operating, LP
4.950% due 06/01/10	825	822
8.375% due 08/01/66	1,300	1,270
7.034% due 01/15/68	475	414
Series B (Ñ)
5.750% due 03/01/35	675	570
Farmers Exchange Capital (Þ) 7.050% due 07/15/28	2,510	2,064
Farmers Insurance Exchange (Þ)
6.000% due 08/01/14	570	565
8.625% due 05/01/24	1,830	1,880
Federal Express Corp. 7.600% due 07/01/97	585	657
FedEx Corp. 5.500% due 08/15/09	620	623
First Data Corp. (Ñ)(Þ) 9.875% due 09/24/15	2,510	2,221
First Union Institutional Capital II 7.850% due 01/01/27	1,680	1,564
FirstEnergy Corp.
Series B
6.450% due 11/15/11	3,450	3,524
Series C
7.375% due 11/15/31	1,630	1,743
Fiserv, Inc. 6.125% due 11/20/12	2,550	2,550
Ford Motor Co. (Ñ) 7.450% due 07/16/31	5,735	2,982
Ford Motor Credit Co. LLC
7.375% due 10/28/09	1,800	1,640
9.875% due 08/10/11	15,650	12,762
7.250% due 10/25/11	600	454
5.538% due 01/13/12 (Ê)	3,235	2,345
7.800% due 06/01/12	1,515	1,138
7.000% due 10/01/13	675	484
8.000% due 12/15/16	1,625	1,148
Series WI
9.750% due 09/15/10	2,710	2,340

68	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	3,115	3,263
Freescale Semiconductor, Inc.
Series WI
8.875% due 12/15/14	3,825	3,242
10.125% due 12/15/16 (Ñ)	200	157
Frontier Communications Corp.
9.250% due 05/15/11	1,250	1,300
9.000% due 08/15/31	3,625	3,208
General Electric Capital Corp.
2.856% due 01/20/10 (Ê)	5,000	4,977
2.989% due 01/08/16 (Ê)	1,100	1,030
5.625% due 05/01/18	2,600	2,529
5.875% due 01/14/38	4,785	4,297
6.375% due 11/15/67	22,300	20,598
Series GMTN (Ê)
2.816% due 03/12/10	1,300	1,292
Series MTN (Ê)
2.825% due 10/26/09	300	299
Series MTNA
5.450% due 01/15/13	5,900	5,920
General Electric Co. 5.250% due 12/06/17	2,025	1,962
General Mills, Inc.
2.921% due 01/22/10 (Ê)	1,100	1,082
5.650% due 09/10/12	880	895
General Motors Corp. 8.375% due 07/15/33	5,740	2,827
Georgia-Pacific LLC
8.125% due 05/15/11	1,000	985
9.500% due 12/01/11	1,260	1,269
GMAC LLC
6.875% due 09/15/11	12,006	7,928
8.000% due 11/01/31	5,610	3,144
Goldman Sachs Group, Inc. (The)
2.800% due 11/16/09 (Ê)	600	592
6.250% due 09/01/17	6,300	6,152
6.750% due 10/01/37	9,275	8,198
Goodyear Tire & Rubber Co. (The)
6.678% due 12/01/09 (Ê)	1,000	990
9.000% due 07/01/15	625	630
GrafTech Finance, Inc. 10.250% due 02/15/12	562	579
Harrah’s Operating Co., Inc.
5.500% due 07/01/10	525	457
6.500% due 06/01/16	3,980	1,791
HBOS PLC (Þ) 6.750% due 05/21/18	7,545	6,802

	Principal Amount ($) or Shares	Market Value $
HCA, Inc.
6.375% due 01/15/15 (Ñ)	1,675	1,373
Series WI
9.125% due 11/15/14 (Ñ)	1,750	1,802
9.250% due 11/15/16	2,730	2,812
9.625% due 11/15/16	1,000	1,030
HCP, Inc. 5.950% due 09/15/11	1,750	1,705
Health Net, Inc.
6.375% due 06/01/17	2,095	1,791
Healthsouth Corp. (Ñ)
9.133% due 06/15/14 (Ê)	2,340	2,381
10.750% due 06/15/16	2,780	2,975
Helix Energy Solutions Group, Inc. (Å) 9.500% due 01/15/16	500	500
Hertz Corp. (The) 8.875% due 01/01/14	750	688
Historic TW, Inc. 8.050% due 01/15/16	2,360	2,463
HJ Heinz Co. (Þ)
6.428% due 12/01/20	200	201
Hospira, Inc. (Ê) 3.281% due 03/30/10	1,580	1,519
Hospitality Properties Trust Series WI 5.625% due 03/15/17	5,775	4,419
HRPT Properties Trust 5.750% due 02/15/14	2,140	1,937
HSBC Finance Corp. (Ê)
2.846% due 10/21/09	1,500	1,470
2.966% due 05/10/10	1,300	1,262
HSN, LP (Å) 11.250% due 08/01/16	2,425	2,410
HUB International Holdings, Inc. (Þ) 10.250% due 06/15/15	4,865	3,892
Huntsman LLC 11.500% due 07/15/12	750	782
Idearc, Inc. 8.000% due 11/15/16	500	228
ING Capital Funding Trust III (ƒ) 8.439% due 12/29/49	3,550	3,591
Inmarsat Finance PLC (Step Up, 10.375%, 11/15/2008) Zero coupon due 11/15/12	1,625	1,633
International Business Machines Corp. 5.700% due 09/14/17	2,000	2,030
International Lease Finance Corp.
4.950% due 02/01/11	1,425	1,317

Multistrategy Bond Fund	69

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

International Paper Co. 5.850% due 10/30/12	6,530	6,185
Iron Mountain, Inc. 8.000% due 06/15/20	1,400	1,435
iStar Financial, Inc. Series B 5.125% due 04/01/11	1,100	842
Jackson National Life Fund LLC 3.059% due 08/06/11	22,900	21,962
JC Penney Corp., Inc. 6.375% due 10/15/36	1,345	1,075
Jersey Central Power & Light Co.
5.625% due 05/01/16	1,240	1,169
JP Morgan Chase Capital XIII (Ê) Series M 3.751% due 09/30/34	4,550	3,418
JP Morgan Chase Capital XX Series T 6.550% due 09/29/36	200	164
JP Morgan Chase Capital XXII Series V 6.450% due 02/02/37	3,100	2,504
JPMorgan Chase & Co.
2.810% due 05/07/10 (Ê)	3,200	3,170
5.375% due 01/15/14	2,070	2,058
6.000% due 01/15/18	13,200	12,807
6.400% due 05/15/38	10,808	9,962
Series 1 (ƒ)
7.900% due 04/29/49	18,300	16,928
JPMorgan Chase Bank Series EMTN 6.000% due 05/22/45	4,511	4,566
JPMorgan Chase Bank NA Series BKNT 6.000% due 10/01/17	3,300	3,204
K Hovnanian Enterprises, Inc. (Ñ) 6.000% due 01/15/10	1,050	913
Kansas City Southern Railway 8.000% due 06/01/15	915	924
KAR Holdings, Inc. 10.000% due 05/01/15	4,075	3,382
KBC Bank Funding Trust III (ƒ)(Þ) 9.860% due 11/29/49	1,960	1,962
Kerr-McGee Corp. 6.950% due 07/01/24	2,455	2,510
KeyBank NA (Ê) Series BKNT 4.682% due 06/02/10	3,200	3,189

	Principal Amount ($) or Shares	Market Value $
Kraft Foods, Inc.
3.303% due 08/11/10 (Ê)	8,200	8,055
6.500% due 08/11/17	1,475	1,482
6.125% due 02/01/18	800	782
6.125% due 08/23/18	4,765	4,646
6.875% due 01/26/39	350	338
L-3 Communications Corp. Series B 6.375% due 10/15/15	1,500	1,410
LaBranche & Co., Inc. 11.000% due 05/15/12	1,550	1,583
Land O’ Lakes, Inc. 8.750% due 11/15/11	625	630
Lear Corp. Series B 8.750% due 12/01/16	805	636
Lehman Brothers Holdings, Inc.
2.778% due 08/21/09 (Ê)	800	751
2.778% due 05/25/10 (Ê)	900	833
3.005% due 07/18/11 (Ê)	600	527
6.200% due 09/26/14	2,825	2,600
6.875% due 05/02/18 (Ñ)	895	840
7.000% due 09/27/27	990	875
6.875% due 07/17/37	2,240	1,856
7.500% due 05/11/38	4,835	4,309
Series MTn (Ê) 2.820% due 11/16/09	5,600	5,179
Lehman XS Trust (Ê) Series 2007-16N Class 2A2 3.311% due 09/25/47	11,650	7,174
Liberty Mutual Group, Inc. (Þ)
7.000% due 03/15/37	5,065	4,116
7.800% due 03/15/37	9,035	6,706
10.750% due 06/15/88	4,530	4,168
Limited Brands, Inc. 7.600% due 07/15/37	690	558
MacDermid, Inc. (Þ) 9.500% due 04/15/17	3,840	3,514
Macys Retail Holdings, Inc.
7.875% due 07/15/15	1,375	1,367
6.375% due 03/15/37	2,500	1,888
Mandalay Resort Group 9.375% due 02/15/10	500	488
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	411	346
Max USA Holdings, Ltd. (Þ) 7.200% due 04/14/17	1,915	1,938

70	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

McDonald’s Corp. 5.800% due 10/15/17	1,650	1,676
Medco Health Solutions, Inc. 6.125% due 03/15/13	1,350	1,358
7.250% due 08/15/13	3,697	3,878
Merrill Lynch & Co., Inc.
2.756% due 12/04/09 (Ê)	1,000	963
3.000% due 07/25/11 (Ê)	1,100	981
6.050% due 08/15/12	1,300	1,239
5.450% due 02/05/13	2,350	2,180
6.150% due 04/25/13	2,680	2,556
6.400% due 08/28/17	1,650	1,506
6.875% due 04/25/18	3,950	3,698
6.110% due 01/29/37	2,175	1,619
7.750% due 05/14/38	4,175	3,788
Series MTn (Ê)
2.768% due 08/14/09	700	680
MetLife Capital Trust X (Þ) 9.250% due 04/08/68	1,100	1,116
MetLife, Inc. 6.125% due 12/01/11	2,120	2,216
5.000% due 06/15/15	500	477
6.400% due 12/15/36 (Ñ)	400	340
MetroPCS Wireless, Inc. 9.250% due 11/01/14	1,000	970
Metropolitan Life Global Funding I (Ê)(Þ) 2.759% due 05/17/10	4,300	4,244
Midamerican Energy Holdings Co. 5.750% due 04/01/18 (Þ) Series WI	1,200	1,182
6.125% due 04/01/36	2,775	2,606
Midamerican Funding LLC 6.750% due 03/01/11	1,660	1,746
Miller Brewing Co. (Þ) 5.500% due 08/15/13	2,300	2,304
Mirant Mid Atlantic LLC Series A 8.625% due 06/30/12	2,907	3,060
Mohegan Tribal Gaming Authority (Ñ) 8.000% due 04/01/12	1,000	840
Monsanto Co. (Ñ) 5.125% due 04/15/18	5,000	4,886
Morgan Stanley 4.778% due 05/14/10 (Ê)	3,400	3,373
6.250% due 08/28/17	900	814
5.950% due 12/28/17	1,850	1,631
6.625% due 04/01/18	13,120	12,144
Series
GMTN 5.750% due 08/31/12	1,600	1,569

	Principal Amount ($) or Shares	Market Value $
Series MTn (Ê)
2.881% due 01/15/10	2,300	2,236
Nationwide Financial Services 6.250% due 11/15/11	395	404
Nationwide Life Global Funding I (Ê)(Å) 2.919% due 05/19/10	17,500	17,481
Nationwide Mutual Insurance Co. (Þ) 7.875% due 04/01/33	1,317	1,257
Neiman-Marcus Group, Inc. 7.125% due 06/01/28	2,500	2,200
Nelnet, Inc. 7.400% due 09/29/36	600	395
Nevada Power Co. Series L 5.875% due 01/15/15	550	543
News America Holdings, Inc. 7.900% due 12/01/95	595	627
8.250% due 10/17/96	195	213
News America, Inc. 6.650% due 11/15/37	3,525	3,348
Nextel Communications, Inc. Series E 6.875% due 10/31/13	1,795	1,409
Nisource Finance Corp. 7.875% due 11/15/10	1,510	1,565
6.400% due 03/15/18	1,785	1,706
Nordstrom, Inc. 6.250% due 01/15/18	2,750	2,631
Norfolk Southern Corp. 7.900% due 05/15/97	6,280	6,766
North Front Pass-Through Trust (Þ) 5.810% due 12/15/24	6,115	5,599
Nuveen Investments, Inc. 5.000% due 09/15/10	940	834
10.500% due 11/15/15 (Å)	898	808
Ohio Power Co. Series F 5.500% due 02/15/13	55	55
ONEOK Partners, LP 6.650% due 10/01/36	2,175	2,042
6.850% due 10/15/37	1,150	1,107
Oracle Corp. 5.750% due 04/15/18	2,950	2,943
Pacific Gas & Electric Co. 4.200% due 03/01/11	1,815	1,802
5.800% due 03/01/37	5,425	4,937
Pacificorp 5.650% due 07/15/18	2,600	2,574
Panama Canal Railway Co. (Å) 7.000% due 11/01/26	1,000	880
PartnerRe Finance II 6.440% due 12/01/66	150	116

Multistrategy Bond Fund	71

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Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Peabody Energy Corp. 7.875% due 11/01/26	400	400
Philip Morris International, Inc. 4.875% due 05/16/13	3,870	3,790
5.650% due 05/16/18	14,830	14,363
6.375% due 05/16/38	2,750	2,632
Phoenix Life Insurance Co. (Þ) 7.150% due 12/15/34	1,450	1,336
PNC Bank NA Series BKNT 6.875% due 04/01/18	1,950	1,923
Popular NA Capital Trust I 6.564% due 09/15/34	677	438
Pride International, Inc. (Ñ) 7.375% due 07/15/14	1,865	1,879
Progress Energy, Inc. 7.100% due 03/01/11	1,039	1,088
7.750% due 03/01/31	135	150
Public Service Co. of New Mexico 7.950% due 05/15/18	2,600	2,638
Qwest Corp. 7.875% due 09/01/11	3,985	3,925
7.625% due 06/15/15	800	730
Rabobank Capital Funding II (ƒ)(Þ) 5.260% due 12/31/49	865	781
RBS Capital Trust I (ƒ) 4.709% due 12/29/49	660	560
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	3,750	3,130
Realogy Corp. (Ñ) Series WI 12.375% due 04/15/15	2,560	1,216
Reckson Operating Partnership, LP 5.150% due 01/15/11	457	423
Reinsurance Group of America, Inc. 6.750% due 12/15/65	325	250
Residential Capital LLC (Þ) 8.500% due 05/15/10	2,419	1,729
Rohm & Haas Co. 6.000% due 09/15/17	1,300	1,271
Roper Industries, Inc. 6.625% due 08/15/13	1,875	1,891
Rural Cellular Corp. 9.875% due 02/01/10	2,410	2,464
8.250% due 03/15/12	820	838
8.623% due 11/01/12 (Ê)	1,750	1,763
Sabine Pass LNG, LP (Ñ) 7.250% due 11/30/13	2,750	2,379

	Principal Amount ($) or Shares	Market Value $
Simon Property Group, LP 5.600% due 09/01/11	1,000	991
5.300% due 05/30/13	7,340	6,988
6.100% due 05/01/16	1,540	1,485
6.125% due 05/30/18	3,400	3,150
SLM Corp. 5.400% due 10/25/11 (Ñ)	1,150	1,033
5.125% due 08/27/12	925	794
8.450% due 06/15/18	4,470	4,219
Series MTNA
4.500% due 07/26/10	1,510	1,391
Smurfit-Stone Container Enterprises, Inc. (Ñ) 8.375% due 07/01/12	2,260	1,994
Southern California Edison Co. 7.625% due 01/15/10	600	618
Southern Copper Corp. 7.500% due 07/27/35	845	810
Southwestern Energy Co. (Þ) 7.500% due 02/01/18	870	892
Sprint Capital Corp. 7.625% due 01/30/11	4,675	4,535
6.875% due 11/15/28	1,100	872
8.750% due 03/15/32	1,930	1,723
Stingray Pass-Through Trust (Þ) 5.902% due 01/12/15	3,400	556
Structured Asset Mortgage Investments, Inc. (Ê) Series 2006-AR5 Class 1A2 2.721% due 05/25/36	649	270
Sun Life Financial Global Funding, LP (Ê)(Þ) 3.041% due 07/06/10	13,500	13,437
Sungard Data Systems, Inc. 10.250% due 08/15/15	2,100	2,131
Swiss Re Capital I, LP (ƒ)(Þ) 6.854% due 05/29/49	2,250	1,929
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	900	790
8.300% due 10/15/67 (Þ)	2,695	2,338
Target Corp. 7.000% due 01/15/38	1,115	1,145
Telesat Canada/Telesat LLC (Þ) 12.500% due 11/01/17	2,100	1,995
Tennessee Gas Pipeline Co. (Ñ) 7.000% due 10/15/28	700	674
TEPPCO Partners, LP 6.650% due 04/15/18	2,875	2,899

72	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tesoro Corp. 6.500% due 06/01/17	1,200	1,020
Texas Competitive Electric Holdings Co. LLC (Þ) 10.250% due 11/01/15	3,540	3,540
10.500% due 11/01/16	3,900	3,754
Ticketmaster (Å) 10.750% due 08/01/16	1,545	1,599
Time Warner Cable, Inc. 6.750% due 07/01/18	3,815	3,847
7.300% due 07/01/38	3,730	3,729
Series WI
5.400% due 07/02/12	6,710	6,669
6.550% due 05/01/37	1,400	1,289
Time Warner Entertainment Co., LP Series *
8.375% due 03/15/23	886	945
Time Warner, Inc. 3.034% due 11/13/09 (Ê)	2,655	2,594
5.500% due 11/15/11	1,960	1,933
Transcontinental Gas Pipe Line Corp. (Ñ) 7.250% due 12/01/26	975	997
Travelers Cos., Inc. (The) 5.375% due 06/15/12	885	892
6.250% due 06/15/37	1,110	1,021
Twin Reefs Pass-Through Trust (Ê)(ƒ)(Þ) 3.459% due 12/10/49	2,300	230
UBS Preferred Funding Trust V (ƒ)(Ñ) Series 1 6.243% due 05/12/49	3,600	3,069
Union Electric Co. 6.400% due 06/15/17	3,635	3,603
Union Pacific Corp.
3.625% due 06/01/10	590	580
6.125% due 01/15/12	1,550	1,601
United Rentals NA, Inc. (Ñ) 6.500% due 02/15/12	1,500	1,354
United States Steel Corp. 5.650% due 06/01/13	1,320	1,278
6.050% due 06/01/17	2,990	2,755
6.650% due 06/01/37	520	432
UnitedHealth Group, Inc. 6.000% due 06/15/17	775	735
Series WI
6.500% due 06/15/37	480	419

	Principal Amount ($) or Shares	Market Value $
Universal City Development Partners 11.750% due 04/01/10	1,895	1,933
US Oncology, Inc. (Ñ) 9.000% due 08/15/12	1,235	1,216
USB Capital IX (ƒ) 6.189% due 04/15/49	200	140
USB Realty Corp. (ƒ)(Þ) 6.091% due 12/22/49	4,500	2,925
Valero Energy Corp. 6.625% due 06/15/37	1,275	1,133
Valero Logistics Operations, LP 6.050% due 03/15/13	2,777	2,720
Verizon Communications, Inc.
5.250% due 04/15/13	300	300
6.100% due 04/15/18	3,420	3,412
6.400% due 02/15/38	2,225	2,076
6.900% due 04/15/38	610	605
Viacom, Inc. 5.750% due 04/30/11	1,805	1,788
Wachovia Bank NA
Series BKNT
2.698% due 05/25/10 (Ê)	3,800	3,663
6.600% due 01/15/38	2,785	2,189
Wachovia Capital Trust III 5.800% due 03/15/42	11,890	6,718
Wachovia Corp.
2.921% due 10/15/11 (Ê)	1,800	1,633
5.500% due 05/01/13	350	323
5.750% due 06/15/17 (Ñ)	2,280	1,923
7.980% due 12/31/49 (ƒ)(Ñ)	12,535	9,633
Wal-Mart Stores, Inc. 6.200% due 04/15/38	1,980	1,935
Walt Disney Co. (The) (Ê) Series MTNC 2.861% due 07/16/10	6,500	6,474
Washington Mutual Preferred Funding LLC (Ñ)(ƒ)
9.750% due 10/29/49 (Å)	9,500	4,370
6.665% due 12/31/49 (Å)	5,000	1,625
WellPoint, Inc.
5.850% due 01/15/36	965	789
6.375% due 06/15/37	1,455	1,292
Wells Fargo & Co.
2.876% due 09/15/09 (Ê)	400	400
4.375% due 01/31/13	4,625	4,400
5.625% due 12/11/17	11,870	11,313

Multistrategy Bond Fund	73

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Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wells Fargo Capital XIII (ƒ) Series GMTN 7.700% due 12/29/49	5,040	4,775
Willis NA, Inc. 5.125% due 07/15/10	1,540	1,518
Windstream Corp. Series WI 8.625% due 08/01/16	3,285	3,326
WMG Acquisition Corp. 7.375% due 04/15/14	1,230	972
Xcel Energy, Inc. 6.500% due 07/01/36	970	927
Xlliac Global Funding (Å) 4.800% due 08/10/10	730	706
XM Satellite Radio Holdings, Inc. (Å) 13.000% due 08/01/13	375	342
Yum! Brands, Inc. 8.875% due 04/15/11	350	377
ZFS Finance USA Trust I
5.875% due 05/09/32 (Þ)	2,100	1,925
6.500% due 05/09/37 (Þ)	1,390	1,191
Series 144a (Þ)
6.150% due 12/15/35	4,450	4,067
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	4,605	4,016

		1,175,788

International Debt - 6.6%
Abu Dhabi National Energy Co. (Å)
6.600% due 08/01/13	4,950	5,004
7.250% due 08/01/18	2,450	2,515
America Movil SAB de CV 5.500% due 03/01/14	500	491
ANZ National Int’l, Ltd. (Ê)(Þ) 2.843% due 08/07/09	2,800	2,795
ANZ National International, Ltd. (Å) 6.200% due 07/19/13	4,000	4,001
ArcelorMittal (Þ) 6.125% due 06/01/18	3,525	3,385
Arlington Street CDO, Ltd. (Þ) Series 2000-1A Class A2 7.660% due 06/10/12	1,556	1,579
Aspen Insurance Holdings, Ltd. 6.000% due 08/15/14	200	191

	Principal Amount ($) or Shares	Market Value $
AstraZeneca PLC
5.900% due 09/15/17	900	925
6.450% due 09/15/37	800	818
AXA SA
6.463% due 12/14/18 (ƒ)(Þ)	275	221
8.600% due 12/15/30	355	364
Banco Mercantil del Norte SA (Þ) 6.862% due 10/13/21	2,150	2,007
Barclays Bank PLC
5.450% due 09/12/12	14,600	14,642
6.050% due 12/04/17 (Þ)	2,200	2,120
7.375% due 06/29/49 (ƒ)(Þ)	2,110	2,067
7.434% due 09/29/49 (ƒ)(Þ)	235	202
Series BRL$ (Ê)(Å)
10.031% due 05/19/15	25,000	25,212
Blue City Investments 1, Ltd. for Blue City Co. 1 SAOC (Ê) Series A3 6.570% due 11/07/16	5,500	5,225
C10 Capital SPV, Ltd. (ƒ)(Ñ)(Þ) 6.722% due 12/31/49	1,500	1,365
Canadian Natural Resources, Ltd.
5.150% due 02/01/13	1,225	1,221
5.700% due 05/15/17 (Ñ)	1,325	1,291
5.850% due 02/01/35	75	67
6.500% due 02/15/37	700	681
6.250% due 03/15/38	1,900	1,794
Canadian Oil Sands, Ltd. (Þ) 4.800% due 08/10/09	1,091	1,097
Catalyst Paper Corp. (Ñ) Series D 8.625% due 06/15/11	5,688	4,664
China Development Bank 5.000% due 10/15/15	300	292
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	1,300	1,389
Commonwealth Bank of Australia (ƒ)(Þ) 6.024% due 03/29/49	3,700	3,142
Corp. Nacional del Cobre de Chile - CODELCO (Þ) 6.150% due 10/24/36	100	94
Covidien International Finance SA
5.450% due 10/15/12	900	896
6.000% due 10/15/17	2,940	2,942
6.550% due 10/15/37	1,800	1,748

74	Multistrategy Bond Fund

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Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit Agricole SA/London (Ê)(Þ) 2.696% due 05/28/10	2,300	2,282
Credit Suisse Guernsey, Ltd. (Ê)(ƒ) Series 1 3.366% due 05/29/49	2,820	2,097
Credit Suisse NY 5.000% due 05/15/13	3,700	3,597
Deutsche ALT-A Securities NIM Trust (Å) Series 2007-AHM Class N1 6.750% due 02/25/47	303	288
Deutsche Bank AG/London 6.000% due 09/01/17	4,700	4,705
Deutsche Telekom International Finance BV
5.375% due 03/23/11	475	477
8.750% due 06/15/30	500	556
Digicel Group, Ltd. (Þ) 8.875% due 01/15/15	880	812
DNB NOR Bank ASA (Ê)(Þ) 2.858% due 10/13/09	7,100	7,102
DP World, Ltd. (Þ) 6.850% due 07/02/37	2,455	2,058
Egypt Government AID Bonds 4.450% due 09/15/15	2,950	2,991
EnCana Corp. 6.500% due 02/01/38	3,275	3,148
Endurance Specialty Holdings, Ltd.
6.150% due 10/15/15	500	463
7.000% due 07/15/34	1,500	1,251
Evraz Group SA (Å) 8.875% due 04/24/13	1,900	1,848
Export-Import Bank of China (Þ) 4.875% due 07/21/15	200	194
FMG Finance Pty, Ltd. 10.625% due 09/01/16	740	858
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	4,190	4,043
Gaz Capital for Gazprom 8.625% due 04/28/34	14,500	15,515
Gaz Capital SA
7.343% due 04/11/13 (Å)	500	506
7.510% due 07/31/13 (Å)	4,250	4,331
8.146% due 04/11/18 (Þ)	5,965	6,040
Grupo Senda Autotransporte SA de CV (Å) 10.500% due 10/03/15	3,600	3,492

	Principal Amount ($) or Shares	Market Value $
HBOS PLC (ƒ)(Þ) 5.920% due 09/29/49	700	455
HKCG Finance, Ltd. (Þ) 6.250% due 08/07/18	2,780	2,761
HSBC Holdings PLC
6.500% due 05/02/36	500	456
6.500% due 09/15/37	1,000	903
Inco, Ltd. 5.700% due 10/15/15	1,050	1,003
Independencia International, Ltd. 9.875% due 01/31/17	1,688	1,647
Invesco, Ltd.
4.500% due 12/15/09	3,257	3,149
5.625% due 04/17/12	3,995	3,824
5.375% due 02/27/13	1,600	1,479
Ispat Inland ULC 9.750% due 04/01/14	7,976	8,506
Israel Electric Corp., Ltd. (Þ) 7.250% due 01/15/19	1,250	1,238
JPMorgan Chase & Co. 6.364% due 06/20/11	56,000	2,398
Kansas City Southern de Mexico SA de CV 9.375% due 05/01/12	350	361
Keycorp (Ê) 5.056% due 11/22/10	7,260	10,314
Korea Development Bank (Ê) 2.928% due 04/03/10	8,900	8,784
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	400	388
Landsbanki Islands HF (ƒ)(Þ) 7.431% due 12/31/49	3,785	2,107
Millicom International Cellular SA 10.000% due 12/01/13	200	211
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	4,710	4,604
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	3,625	3,108
National Australia Bank, Ltd. (Þ) 5.350% due 06/12/13	6,825	6,818
Nine Dragons Paper Holdings, Ltd. (Þ) 7.875% due 04/29/13	1,500	1,471
Nippon Life Insurance (Þ) 4.875% due 08/09/10	2,685	2,669
Norske Skogindustrier ASA (Þ)
6.125% due 10/15/15	2,735	1,723
7.125% due 10/15/33	3,940	2,325

Multistrategy Bond Fund	75

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Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Petrobras International Finance Co. (Ñ) 5.875% due 03/01/18	1,650	1,612
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	137	134
PSB Finance SA for Promsvyazbank 9.625% due 05/23/12	1,175	1,103
Quebecor World Capital Corp. (Ø)(Ñ) 6.125% due 11/15/13	1,565	548
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ) 5.298% due 09/30/20	500	467
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ)
5.832% due 09/30/16	3,395	3,309
5.838% due 09/30/27	300	258
6.332% due 09/30/27	2,490	2,222
Reliance Industries, Ltd. (Þ) 10.250% due 01/15/97	750	802
RESI Finance, LP (Ê)(Þ)
Series 2003-D Class B3 (Ê)(Þ)
3.759% due 12/10/35	1,461	548
Series 2003-D Class B4 (Ê)(Þ)
3.959% due 12/10/35	1,698	629
Series 2007-B Class B5 3.558% due 03/27/37	2,233	1,005
Resix Finance, Ltd. Credit-Linked Notes (Ê)(Þ) Series 2003-D Class B7 8.209% due 12/10/35	2,185	1,688
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	7,300	5,979
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	16,405	14,281
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/13	6,065	6,135
7.125% due 07/15/28	1,820	1,847
Rogers Communications, Inc.
6.375% due 03/01/14	4,410	4,425
6.800% due 08/15/18	6,580	6,589
7.500% due 08/15/38	1,015	1,011
Royal Bank of Scotland Group PLC
7.640% due 03/31/49 (ƒ)	2,700	2,255
6.990% due 10/29/49 (ƒ)(Å)	7,325	6,106
Series 1 (ƒ)
9.118% due 03/31/49	4,025	4,035

	Principal Amount ($) or Shares	Market Value $
RSHB Capital SA for OJSC Russian Agricultural Bank 6.875% due 11/29/10	1,550	1,575
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	2,700	2,556
Santander US Debt SA Unipersonal (Ê)(Þ) 2.733% due 11/20/09	2,800	2,775
Sappi Papier Holding AG (Þ) 6.750% due 06/15/12	1,495	1,348
Shinsei Finance II (ƒ)(Þ) 7.160% due 07/25/49	1,400	891
Siemens Financieringsmaatschappij NV (Ê)(Þ) 2.728% due 08/14/09	1,500	1,500
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,000	815
Steel Capital SA for OAO Severstal (Ñ)(Å) 9.750% due 07/29/13	2,700	2,701
Stora Enso Oyj (Þ) 7.250% due 04/15/36	1,595	1,202
Systems 2001 AT LLC
7.156% due 12/15/11(Þ)	296	307
6.664% due 09/15/13(Å)	324	335
Telecom Italia Capital SA
4.000% due 01/15/10	1,751	1,725
4.875% due 10/01/10 (Ñ)	950	943
3.395% due 07/18/11 (Ê)	1,100	1,050
6.200% due 07/18/11	3,530	3,617
6.999% due 06/04/18	2,050	2,038
6.000% due 09/30/34	1,050	865
7.721% due 06/04/38	5,425	5,340
Telefonica Emisiones SAU
5.984% due 06/20/11	1,285	1,300
6.421% due 06/20/16	810	819
TMK Capital SA for OAO TMK 10.000% due 07/29/11	1,100	1,101
TNK-BP Finance SA
6.125% due 03/20/12 (Þ)	400	374
7.500% due 03/13/13 (Þ)	3,705	3,585
7.875% due 03/13/18 (Å)	4,280	3,959
Series REGS
7.875% due 03/13/18	5,400	4,968

76	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ)
7.700% due 07/08/13	1,200	1,200
8.700% due 08/07/18	1,770	1,775
Transocean, Inc.
6.000% due 03/15/18	3,735	3,786
6.800% due 03/15/38	1,975	2,032
Tristan Oil, Ltd.
10.500% due 01/01/12 (Þ)	700	686
Series REGS
10.500% due 01/01/12	1,035	1,014
Tyco Electronics Group SA
6.000% due 10/01/12	6,570	6,612
6.550% due 10/01/17	3,235	3,197
7.125% due 10/01/37	2,350	2,299
UBS AG/Stamford Branch
Series DPNT
5.875% due 12/20/17	5,625	5,472
5.750% due 04/25/18	1,100	1,046
Vale Overseas, Ltd.
6.250% due 01/23/17	200	197
6.875% due 11/21/36	200	191
Vedanta Resources PLC (Å) 9.500% due 07/18/18	2,000	1,980
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	4,800	4,705
Virgin Media Finance PLC Series $ 8.750% due 04/15/14	750	699
Westfield Capital Corp., Ltd. / WT Finance Aust Pty Ltd / WEA Finance LLC (Å) 5.125% due 11/15/14	700	638
Westfield Group (Þ) 5.400% due 10/01/12	827	781
White Mountains Re Group, Ltd. (ƒ)(Å) 7.506% due 05/29/49	11,855	8,997
XL Capital, Ltd. (ƒ) Series E 6.500% due 12/31/49	12,425	8,076
Xstrata Canada Corp.
7.250% due 07/15/12	275	287
6.000% due 10/15/15	800	765
Xstrata Finance Dubai, Ltd. (Ê)(Þ) 3.154% due 11/13/09	885	865

		412,557

	Principal Amount ($) or Shares	Market Value $
Loan Agreements - 0.9%
Adam Aircraft 14.890% due 05/01/12	723	72
ALLTEL Holding Corp., Term Loan 5.208% due 07/17/13	1,489	1,435
Avis Budget Holdings, Term Loan 4.050% due 04/19/12	669	583
AWAS, Second Lien Term Loan 8.813% due 03/21/13	721	602
Coffeyville Resources, LLC
5.541% due 12/28/13	315	293
5.641% due 12/28/13	97	90
DaimlerChrysler Financial Services Americas LLC 9.280% due 07/01/13	4,425	2,655
Douglas Dynamics 5.051% due 05/21/13	1,876	1,651
Energy Future Holdings Corp., Term B Loan 6.478% due 10/10/14	717	671
Energy Future Holdings Corp., Term Loan B
5.961% due 10/10/14	617	577
6.234% due 10/10/14	3,736	3,497
First Data Corp., Term Loan B
5.219% due 09/24/14	5,143	4,729
5.551% due 09/24/14	364	335
5.552% due 09/24/14	156	144
Ford Motor Co. 5.460% due 12/15/13	8,439	6,636
General Motors Corp.
5.163% due 11/01/13	1,496	1,198
Georgia-Pacific Corp., Term Loan B
4.399% due 12/20/12	523	494
4.446% due 12/20/12	5,570	5,254
4.551% due 12/20/12	646	609
HCA, Inc., Term Loan B 5.051% due 12/30/13	4,749	4,476
Healthsouth Corp., Term Loan B 5.290% due 03/10/13	2,508	2,360
Hexion Specialty Chemicals 5.063% due 05/05/13	492	431
Idearc, Inc., Term Loan B
4.470% due 11/17/14	204	151
4.800% due 11/17/14	4,558	3,378
Newsday Corp. 9.750% due 07/09/13	2,400	2,389

Multistrategy Bond Fund	77

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

OSI Restaurant Partners, LLC 5.026% due 06/14/14	96	80
OSI Restaurant Partners, LLC, Term Loan B 5.125% due 06/14/14	1,199	1,003
Realogy Corp.
5.313% due 04/10/13	294	227
5.459% due 04/10/13	1,092	845
Stallion Oilfield Services, Inc. 8.362% due 06/12/13	4,500	3,848
Talecris Biotherapeutics, Inc., Second Lien Term Loan 9.180% due 12/06/14	800	732
United Airlines, Inc.
4.500% due 02/01/14	851	617
4.750% due 02/01/14	361	262
Univision Communications, Inc.
4.710% due 09/15/14	107	87
5.049% due 09/15/14	1,669	1,358
USI Holdings Corp. 5.560% due 05/04/14	1,167	1,072
Visteon Corp., Term Loan B 5.460% due 06/13/13	2,200	1,625
Windstream Corp.
4.290% due 06/17/13	2,306	2,223
4.170% due 07/17/13	6	6

		58,695

Mortgage-Backed Securities - 62.6%
Accredited Mortgage Loan Trust (Ê) Series 2006-2 Class A2 2.551% due 09/25/36	2,680	2,616
Adjustable Rate Mortgage Trust
Series 2004-5 Class 2A1
4.996% due 04/25/35	1,308	1,183
Series 2005-1 Class 5A2 (Ê)
2.791% due 05/25/35	572	360
Series 2005-3 Class 8A2 (Ê)
2.701% due 07/25/35	1,153	740
American Home Mortgage Assets
Series 2006-3 Class 1A22 (Ê)
4.541% due 07/25/36	3,751	1,557
Series 2006-6 Class A1C
2.741% due 11/25/36	2,112	465
Series 2007-1 Class A1 (Ê)
4.228% due 02/25/47	3,432	1,979

	Principal Amount ($) or Shares	Market Value $
Series 2007-2 Class A1 (Ê)
2.586% due 03/25/47	3,940	2,401
Series 2007-4 Class A2 (Ê)
2.651% due 08/25/37	12,480	4,782
American Home Mortgage Investment Trust (Ê)
Series 2004-1 Class 1A
2.811% due 04/25/44	212	211
Series 2004-4 Class 4A
4.390% due 02/25/45	903	641
Series 2005-2 Class 1A1
2.761% due 09/25/45	4,939	3,274
Series 2005-2 Class 5A2
2.611% due 09/25/35	27	26
Series 2005-4 Class 1A1
2.751% due 11/25/45	1,120	711
Series 2007-1 Class GA1C
2.651% due 05/25/47	5,676	3,304
Asset Backed Funding Certificates (Ê) Series 2006-OPT Class A3A 2.521% due 11/25/36	496	473
Banc of America Alternative Loan Trust
Series 2003-1 Class A2
5.500% due 02/25/33	964	924
Series 2003-2 Class CB2 (Ê)
2.961% due 04/25/33	623	587
Series 2003-10 Class 2A1
6.000% due 12/25/33	534	494
Series 2003-10 Class 2A2 (Ê)
2.911% due 12/25/33	1,478	1,343
Series 2004-2 Class 1A1
6.000% due 03/25/34	1,237	1,143
Series 2004-10 Class 1CB1
6.000% due 11/25/34	340	314
Series 2004-11 Class 1CB1
6.000% due 12/25/34	391	361
Series 2005-1 Class 2A1
5.500% due 02/25/20	2,905	2,834
Series 2005-3 Class 2A1
5.500% due 04/25/20	473	471
Series 2005-5 Class 2CB1
6.000% due 06/25/35	597	576
Series 2005-6 Class 7A1
5.500% due 07/25/20	875	852
Series 2005-9 Class 5A1
5.500% due 10/25/20	990	986

78	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-5 Class CB17
6.000% due 06/25/36	2,214	1,943
Series 2006-6 Class CB6
6.000% due 07/25/46	1,936	1,599
Banc of America Commercial Mortgage, Inc.
6.201% due 01/01/51	3,069	2,528
Series 2003-1 Class SBB (Þ)
5.860% due 03/11/32	183	199
Series 2003-1 Class SBC (Þ)
5.790% due 03/11/32	390	424
Series 2003-1 Class SBE (Þ)
6.770% due 03/11/32	1,250	1,404
Series 2004-3 Class A3
4.875% due 06/10/39	1,598	1,598
Series 2005-2 Class A3
4.611% due 07/10/43	364	362
Series 2005-2 Class A4
4.783% due 07/10/43	3,125	3,061
Series 2005-3 Class A2
4.501% due 07/10/43	1,720	1,702
Series 2005-5 Class A4
5.115% due 10/10/45	6,255	5,874
Series 2005-6 Class A4
5.403% due 09/10/47	1,500	1,419
Series 2006-1 Class A4
5.372% due 09/10/45	3,465	3,243
Series 2006-3 Class A4
5.889% due 07/10/44	515	495
Series 2006-4 Class A4
5.634% due 07/10/46	1,870	1,768
Series 2007-2 Class A2
5.634% due 04/10/49	3,540	3,455
Series 2007-2 Class A4
5.689% due 04/10/49	3,500	3,255
Series 2008-1 Class A4
6.346% due 12/10/17	1,970	1,885
Banc of America Funding Corp.
Series 2005-5 Class 1A11
5.500% due 09/25/35	888	824
Series 2005-8 Class 1A1
5.500% due 01/25/36	1,089	1,057
Series 2005-D Class A1 (Ê)
4.109% due 05/25/35	1,256	1,095
Series 2005-F Class 1A2 (Ê)
2.808% due 09/20/35	292	125
Series 2006-3 Class 5A8
5.500% due 03/25/36	3,710	3,441

	Principal Amount ($) or Shares	Market Value $
Series 2006-A Class 3A2
5.863% due 02/20/36	1,301	936
Series 2006-A Class 4A1 (Ê)
5.563% due 02/20/36	3,594	3,049
Series 2006-F Class 1A2 (Ê)
5.179% due 07/20/36	349	267
Series 2006-H Class 4A4
6.172% due 09/20/46	1,295	757
Series 2006-J Class 4A1
6.140% due 01/20/47	1,070	819
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
2.911% due 12/25/33	3,757	3,611
Series 2003-D Class 1A2 (Ê)
5.372% due 05/25/33	1	1
Series 2004-1 Class 5A1
6.500% due 09/25/33	65	64
Series 2004-2 Class 1A9 (Ê)
2.911% due 03/25/34	2,318	2,190
Series 2004-11 Class 2A1
5.750% due 01/25/35	2,944	2,815
Series 2004-D Class 1A1 (Ê)
4.962% due 05/25/34	114	110
Series 2004-F Class 1A1 (Ê)
4.518% due 07/25/34	1,521	1,428
Series 2004-I Class 2A2 (Ê)
4.684% due 10/25/34	287	265
Series 2004-L Class 2A1 (Ê)
4.368% due 01/25/35	2,243	2,065
Series 2005-8 Class A7
5.500% due 09/25/35	1,004	1,007
Series 2005-9 Class 2A1
4.750% due 10/25/20	980	948
Series 2005-G Class 2A1 (Ê)
4.923% due 08/25/35	2,049	1,910
Series 2005-H Class 2A5 (Ê)
4.803% due 09/25/35	2,700	2,452
Series 2005-I Class 2A2 (Ê)
4.866% due 10/25/35	3,488	2,804
Series 2005-I Class 4A1 (Ê)
5.269% due 10/25/35	1,727	1,507
Series 2005-L Class 3A1 (Ê)
5.465% due 01/25/36	1,751	1,562
Series 2006-2 Class A12
6.000% due 07/25/36	1,510	1,443
Series 2006-2 Class A15
6.000% due 07/25/36	2,517	2,457

Multistrategy Bond Fund	79

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-B Class 1A1 (Ê) 6.152% due 11/20/36	1,524	1,283
Series 2007-3 Class 1A1
6.000% due 09/25/37	19,307	18,377
Bayview Financial Acquisition Trust (Ê) Series 2006-C Class 2A1 2.570% due 11/28/36	419	407
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A2
6.736% due 02/25/33	16	16
Series 2003-1 Class 6A1
5.033% due 04/25/33	102	98
Series 2003-8 Class 4A1
4.599% due 01/25/34	401	369
Series 2004-1 Class 21A1
4.449% due 04/25/34	1,908	1,762
Series 2004-3 Class 1A1 (Ê)
4.670% due 07/25/34	1,322	1,264
Series 2004-8 Class 2A1
5.072% due 11/25/34	3,447	3,298
Series 2004-10 Class 22A1
4.949% due 01/25/35	1,500	1,381
Series 2005-2 Class A1 (Ê)
4.125% due 03/25/35	15,858	15,146
Series 2005-2 Class A2 (Ê)
4.125% due 03/25/35	812	777
Series 2005-3 Class 2A1
5.071% due 06/25/35	4,872	4,514
Series 2005-10 Class A1 (Ê)
4.750% due 10/25/35	2,556	2,502
Series 2007-1 Class 3A2
5.753% due 02/25/47	3,055	2,461
Series 2007-3 Class 1A1
5.473% due 05/25/47	6,471	5,720
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.371% due 05/25/35	1,686	1,432
Series 2005-5 Class 21A1
5.509% due 06/25/35	3,191	2,478
Series 2005-7 Class 22A1
5.712% due 09/25/35	680	553
Series 2005-8 Class 11A1 (Ê)
2.731% due 10/25/35	2,824	1,454
Series 2006-3 Class 33A1 (Ê)
6.134% due 05/25/36	1,396	1,026

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Alt-A Trust II
Series 2007-1 Class 1A1
6.259% due 09/25/47	10,728	8,057
Bear Stearns Asset Backed Securities Trust
Series 2005-AC8 Class A5
5.500% due 11/25/35	990	850
Bear Stearns Commercial Mortgage Securities
Series 2005-PW1 Class A4
5.405% due 12/11/40	3,500	3,342
Series 2005-PWR Class A4B
4.943% due 09/11/42	85	79
Series 2006-PW1 Class A4
5.540% due 09/11/41	4,250	3,997
Series 2007-PW1 Class A4
5.712% due 06/11/40	2,600	2,417
5.694% due 06/11/50	2,800	2,577
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR1 Class 1A2
2.711% due 07/25/36	8,168	3,720
Series 2006-AR2 Class 1A1
2.661% due 09/25/36	8,550	5,278
Series 2006-AR2 Class 2A1
2.691% due 10/25/36	1,998	1,208
Series 2006-AR3 Class 1A1
2.641% due 10/25/36	1,997	1,226
Series 2006-AR4 Class A1
2.671% due 12/25/36	2,407	1,577
Series 2006-AR5 Class 1A1
2.621% due 12/25/46	5,363	3,349
Series 2007-AR2 Class A1
2.631% due 03/25/37	2,506	1,461
Series 2007-AR2 Class A3
2.691% due 03/25/37	7,858	1,937
Series 2007-AR3 Class 1A1
2.601% due 03/25/37	3,910	2,388
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
5.673% due 01/26/36	2,415	1,966
Series 2007-R6 Class 2A1
5.775% due 12/26/46	1,407	1,127
Series 2007-R7 Class A1 (Ê)(Å)
2.682% due 01/25/37	4,169	4,044
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	1,549	1,449

80	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-S4 Class A3
6.000% due 12/25/36	2,545	2,306
Series 2006-S4 Class A4
6.000% due 12/25/36	1,525	1,448
Series 2007-A1 Class 1A3
4.353% due 02/25/37	2,077	1,983
Series 2007-A1 Class 4A1
4.487% due 02/25/37	672	635
Series 2007-A1 Class 5A1
4.169% due 02/25/37	1,676	1,583
Series 2007-A1 Class 8A1
4.238% due 02/25/37	8,610	7,975
Citicorp Mortgage Securities, Inc.
Series 2006-3 Class 1A6
6.000% due 06/25/36	984	903
Series 2006-3 Class 1A9
5.750% due 06/25/36	1,650	1,421
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
5.431% due 10/15/49	395	368
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	299	280
Series 2006-AR3 Class 2A4A
5.900% due 06/25/36	2,553	1,837
Series 2006-AR5 Class 2A1A
6.207% due 07/25/36	2,270	1,647
Series 2006-WFH Class A2 (Ê)
2.583% due 10/25/36	6,300	5,868
Series 2007-AR8 Class 2A1A
5.913% due 08/25/37	2,746	2,438
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.225% due 07/15/44	8,095	7,729
Series 2006-CD3 Class A5
5.617% due 10/15/48	2,605	2,458
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	1,579	1,430
Series 2007-A1 Class 1A5
6.000% due 01/25/37	2,829	2,421
Commercial Mortgage Pass Through Certificates
Series 2001-J1A Class A2 (Þ)
6.457% due 02/16/34	1,199	1,223
Series 2006-C7 Class A2
5.690% due 06/10/46	825	822

	Principal Amount ($) or Shares	Market Value $
Series 2007-C9 Class A4
6.010% due 12/10/49	5,422	5,069
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A4 (Ê)
2.861% due 03/25/34	634	600
Series 2004-28C Class 6A1
6.000% due 01/25/35	515	465
Series 2004-J7 Class 1A2
4.673% due 08/25/34	40	39
Series 2004-J8 Class 1A1
7.000% due 09/25/34	502	475
Series 2005-1CB Class 2A2
5.500% due 03/25/35	1,487	1,418
Series 2005-16 Class A1 (Ê)
5.173% due 06/25/35	2,464	1,845
Series 2005-32T Class A7 (Ê)
2.711% due 08/25/35	1,759	1,658
Series 2005-38 Class A1 (Ê)
5.028% due 09/25/35	1,050	651
Series 2005-38 Class A3 (Ê)
2.811% due 09/25/35	1,400	886
Series 2005-51 Class 1A1 (Ê)
2.778% due 11/20/35	1,797	1,150
Series 2005-56 Class 2A2 (Ê)
5.568% due 11/25/35	1,116	735
Series 2005-56 Class 3A1 (Ê)
2.751% due 11/25/35	503	320
Series 2005-56 Class 4A1 (Ê)
2.771% due 11/25/35	1,219	794
Series 2005-58 Class A2 (Ê)
2.848% due 12/20/35	1,320	554
Series 2005-59 Class 1A1 (Ê)
2.813% due 11/20/35	2,921	1,863
Series 2005-59 Class 1A2B (Ê)
2.718% due 11/20/35	385	341
Series 2005-62 Class 1A1 (Ê)
2.761% due 12/25/35	2,014	1,317
Series 2005-63 Class 3A1
5.890% due 11/25/35	2,376	1,797
Series 2005-63 Class 5A1 (Ê)
5.314% due 12/25/35	3,480	2,838
Series 2005-85C Class 2A2
5.500% due 02/25/36	84	76
Series 2005-J8 Class 1A3
5.500% due 07/25/35	2,148	1,918
Series 2005-J13 Class 2A3
5.500% due 11/25/35	1,081	947

Multistrategy Bond Fund	81

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-9T1 Class A7
6.000% due 05/25/36	1,070	929
Series 2006-43C Class 1A7
6.000% due 02/25/37	3,067	2,832
Series 2006-J2 Class A3
6.000% due 04/25/36	1,589	1,379
Series 2006-OA1 Class 1A3 (Ê)
2.758% due 12/20/46	5,316	1,317
Series 2006-OA1 Class 2A1 (Ê)
2.668% due 03/20/46	4,691	2,943
Series 2006-OA1 Class 4A1 (Ê)
2.651% due 08/25/46	2,599	1,602
Series 2006-OA1 Class A1 (Ê)
2.638% due 02/20/47	3,281	2,022
Series 2006-OA2 Class A1 (Ê)
2.621% due 02/25/47	2,994	1,841
Series 2006-OA6 Class 1A3 (Ê)
2.731% due 07/25/46	1,058	418
Series 2006-OA7 Class 1A4 (Ê)
4.468% due 06/25/46	5,522	1,854
Series 2007-15C Class A5
5.750% due 07/25/37	10,780	8,621
Series 2007-J2 Class 2A1
6.000% due 07/25/37	3,396	2,630
Series 2007-OA1 Class A1A (Ê)
4.908% due 04/25/43	4,869	2,839
Series 2007-OA4 Class A1 (Ê)
2.631% due 05/25/47	4,530	2,802
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê)
2.961% due 05/25/18	1,946	1,940
Series 2003-20 Class 1A9
5.500% due 07/25/33	1,604	1,565
Series 2003-42 Class M (Ê)
4.261% due 10/25/33	691	671
Series 2003-52 Class A1
4.500% due 02/19/34	2,780	2,606
Series 2004-12 Class 1M
4.902% due 08/25/34	323	188
Series 2004-16 Class 1A1 (Ê)
2.861% due 09/25/34	1,291	1,065
Series 2004-22 Class A3
4.799% due 11/25/34	2,178	1,936
Series 2004-HYB Class 1A1
4.718% due 02/20/35	3,833	3,459
Series 2004-HYB Class A2
4.544% due 11/20/34	1,654	1,374

	Principal Amount ($) or Shares	Market Value $
Series 2004-J9 Class 2A1
5.250% due 01/25/35	1,655	1,598
Series 2005-8R Class A4
6.000% due 10/25/34	1,328	1,311
Series 2005-20 Class A5
5.500% due 10/25/35	5,658	4,998
Series 2005-23 Class A1
5.500% due 11/25/35	3,218	3,100
Series 2005-29 Class A1
5.750% due 12/25/35	1,948	1,675
Series 2005-HYB Class 2A1
4.904% due 08/20/35	6,471	5,230
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	345	287
Series 2005-HYB Class 4A1
5.609% due 12/20/35	3,329	2,393
Series 2006-1 Class A2
6.000% due 03/25/36	895	855
Series 2006-1 Class A3
6.000% due 03/25/36	316	306
Series 2006-13 Class 1A23
6.250% due 09/25/36	483	486
Series 2006-15 Class A3
6.250% due 10/25/36	1,003	1,010
Series 2006-20 Class B1
6.000% due 02/25/37	988	350
Series 2006-HYB Class 3A1A
6.086% due 05/20/36	2,126	1,821
Series 2006-J4 Class A10
6.250% due 09/25/36	473	430
Series 2006-J4 Class A2
6.250% due 09/25/36	828	819
Series 2006-OA5 Class 2A1 (Ê)
2.661% due 04/25/46	3,698	2,242
Series 2006-R2 Class AF1 (Ê)(Þ)
2.881% due 08/25/36	3,283	3,257
Series 2007-18 Class 2A1
6.500% due 09/25/37	3,087	2,706
Series 2007-HY1 Class 1A2
5.696% due 04/25/37	1,003	689
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AAB
5.552% due 02/15/39	1,480	1,443
Series 2006-C3 Class B
5.827% due 06/15/38	1,341	1,034
Series 2006-C4 Class A3
5.467% due 09/15/39	3,350	3,127

82	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-C1 Class A3
5.383% due 02/15/40	4,050	3,676
Series 2007-C1 Class AAB
5.336% due 02/15/40	4,500	4,231
Series 2007-C3 Class A4
5.723% due 06/15/39	2,600	2,416
Series 2007-C3 Class AAB
5.723% due 06/15/39	4,650	4,439
Series 2007-C3 Class B
5.723% due 06/15/39	794	565
Series 2007-C5 Class B
6.134% due 09/15/40	2,584	1,877
Crown Castle Towers LLC (Þ)
Series 2005-1A Class AFL (Ê)
2.838% due 06/15/35	6,685	6,496
Series 2005-1A Class AFX
4.643% due 06/15/35	1,635	1,613
Series 2005-1A Class C
5.074% due 06/15/35	591	555
Series 2006-1A Class AFX
5.245% due 11/15/36	1,325	1,292
CS First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	368	368
Series 2001-CKN Class A4
5.435% due 09/15/34	7,807	7,795
Series 2001-SPG Class A2 (Þ)
6.515% due 08/13/18	800	820
Series 2002-30 Class DB1
7.396% due 11/25/32	593	536
Series 2003-29 Class 5A1
7.000% due 12/25/33	96	91
Series 2004-1 Class 3A1
7.000% due 02/25/34	38	35
Series 2004-C1 Class A3
4.321% due 01/15/37	2,780	2,732
Series 2005-9 Class 2A1
5.500% due 10/25/35	5,694	5,230
CW Capital Cobalt, Ltd.
Series 2006-C1 Class A2
5.174% due 08/15/48	80	78
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
4.967% due 08/25/35	3,735	2,904
Series 2006-AB4 Class A1C
6.000% due 10/25/36	1,275	1,222

	Principal Amount ($) or Shares	Market Value $
Series 2007-OA1 Class A1 (Ê)
2.611% due 02/25/47	1,049	524
Series 2007-OA2 Class A1 (Ê)
4.061% due 04/25/47	15,454	9,912
DLJ Commercial Mortgage Corp.
Series 1999-CG1 Class S
1.042% due 03/10/32	15,324	84
Series 1999-CG3 Class A3
7.730% due 10/10/32	1,160	1,196
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
5.826% due 07/19/44	434	217
Series 2006-AR1 Class 2A1A (Ê)
4.231% due 04/19/47	1,622	1,547
Fannie Mae
7.000% due 2009	1	1
5.190% due 2012	2,112	2,136
5.500% due 2013	12	12
5.000% due 2014	31	31
5.500% due 2014	34	35
6.500% due 2015	12	12
5.000% due 2016	310	306
5.500% due 2016	64	64
6.000% due 2016	660	677
11.000% due 2016	75	84
5.000% due 2017	5,887	5,842
5.500% due 2017	473	480
6.000% due 2017	463	473
6.500% due 2017	699	726
8.000% due 2017	33	36
4.000% due 2018	4,460	4,202
4.500% due 2018	12,261	11,952
5.000% due 2018	21,346	21,199
5.500% due 2018	401	406
6.500% due 2018	212	220
4.500% due 2019	851	828
5.000% due 2019	12,357	12,261
5.500% due 2019	171	174
6.000% due 2019	4,254	4,361
6.500% due 2019	103	106
4.500% due 2020	1,662	1,619
5.000% due 2020	5,628	5,567
5.500% due 2020	1,056	1,066
6.000% due 2020	5,356	5,491
6.500% due 2020	43	45
8.000% due 2020	5	5
5.000% due 2021	6,568	6,476

Multistrategy Bond Fund	83

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2021	2,850	2,866
5.500% due 2022	32,110	32,254
6.500% due 2022	59	62
4.500% due 2023	10,038	9,785
5.000% due 2023	823	810
6.500% due 2024	1,185	1,222
7.500% due 2024	5	6
8.000% due 2024	71	78
6.500% due 2025	746	769
7.000% due 2025	2	3
5.611% due 2026 (Ê)	173	175
7.000% due 2026	233	247
9.000% due 2026	27	30
6.000% due 2027	5,616	5,688
7.000% due 2027	6	7
7.500% due 2027	8	9
6.500% due 2028	283	292
7.000% due 2028	374	397
6.500% due 2029	639	660
7.000% due 2029	1,799	1,900
7.500% due 2029	42	45
6.500% due 2030	185	192
7.000% due 2030	673	713
7.500% due 2030	313	338
8.000% due 2030	401	432
8.500% due 2030	577	635
9.500% due 2030	68	76
6.500% due 2031	560	578
7.000% due 2031	1,373	1,448
7.500% due 2031	419	451
8.000% due 2031	496	534
8.500% due 2031	259	283
6.000% due 2032	3,488	3,529
6.500% due 2032	1,645	1,704
7.000% due 2032	4,687	4,935
7.500% due 2032	687	737
8.000% due 2032	2	3
8.500% due 2032	46	50
3.683% due 2033 (Ê)	19	20
3.823% due 2033 (Ê)	1,352	1,362
4.007% due 2033 (Ê)	26	26
4.381% due 2033 (Ê)	75	76
4.942% due 2033 (Ê)	675	687
5.000% due 2033	3,292	3,148
5.500% due 2033	11,078	10,904
5.560% due 2033 (Ê)	628	638
6.000% due 2033	805	814
6.500% due 2033	1,168	1,207

	Principal Amount ($) or Shares	Market Value $
7.000% due 2033	516	544
4.395% due 2034 (Ê)	2,379	2,383
4.659% due 2034 (Ê)	293	293
5.000% due 2034	3,890	3,716
5.500% due 2034	50,654	49,839
6.000% due 2034	2,185	2,204
6.265% due 2034 (Ê)	2,224	2,267
6.500% due 2034	1,322	1,363
6.634% due 2034 (Ê)	1,247	1,255
7.000% due 2034	271	285
7.500% due 2034	157	168
4.124% due 2035 (Ê)	2,729	2,745
4.166% due 2035 (Ê)	2,587	2,604
4.312% due 2035 (Ê)	2,674	2,682
4.476% due 2035 (Ê)	1,583	1,589
4.507% due 2035 (Ê)	3,074	3,081
4.724% due 2035 (Ê)	1,615	1,623
4.835% due 2035 (Ê)	3,682	3,708
5.000% due 2035	11,204	10,694
5.068% due 2035 (Ê)	387	383
5.500% due 2035	94,582	92,899
6.000% due 2035	2,703	2,722
6.500% due 2035	98	101
7.000% due 2035	539	565
7.500% due 2035	1,359	1,456
5.000% due 2036	31,684	30,219
5.500% due 2036	23,555	23,053
6.000% due 2036	30,614	30,775
6.500% due 2036	21,111	21,707
7.000% due 2036	898	939
7.500% due 2036	796	840
5.000% due 2037	4,268	4,063
5.237% due 2037 (Ê)	2,888	2,923
5.483% due 2037 (Ê)	3,390	3,429
5.500% due 2037	105,572	103,360
5.557% due 2037 (Ê)	3,078	3,123
5.981% due 2037 (Ê)	3,658	3,727
6.000% due 2037	81,487	81,947
6.108% due 2037 (Ê)	2,103	2,111
6.500% due 2037	28,276	29,047
7.000% due 2037	91,201	95,497
7.500% due 2037	20,566	21,681
5.000% due 2038	9,830	9,345
5.500% due 2038	85,251	83,506
6.000% due 2038	7,165	7,206
7.000% due 2038	21,193	22,195
7.500% due 2038	3,691	3,891
4.928% due 2040 (Ê)	315	315

84	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/01/26	34	6
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/01/30	37	10
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 08/01/31	76	20
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/01/32	24	7
Series 2003-339 Class 23
Interest Only STRIP
5.000% due 07/01/18	1,673	234
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	2,573	644
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	8,038	1,095
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	8,958	1,211
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	11,820	3,174
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	2,230	564
15 Year TBA (Ï)
4.500%	18,800	18,013
5.000%	85,735	84,181
5.500%	15,975	16,025
6.000%	21,465	21,914
30 Year TBA (Ï)
5.000%	193,640	183,377
5.500%	624,246	610,629
6.000%	244,457	245,527
6.500%	34,510	35,114
Fannie Mae Grantor Trust
Series 1999-T2 Class A1
7.500% due 01/19/39	31	33
Series 2001-T8 Class A2
9.500% due 07/25/41	171	187
Series 2002-T19 Class A1
6.500% due 07/25/42	665	686
Series 2003-T4 Class 2A5
5.407% due 09/26/33	842	739

	Principal Amount ($) or Shares	Market Value $
Fannie Mae REMICS
Series 1996-46 Class ZA
7.500% due 11/25/26	231	243
Series 1997-68 Class SC (Ê)
Interest Only STRIP
6.031% due 05/18/27	88	11
Series 1999-56 Class Z
7.000% due 12/18/29	1,001	1,056
Series 2001-4 Class SA (Ê)
Interest Only STRIP
5.092% due 02/17/31	165	17
Series 2003-16 Class NI
Interest Only STRIP
5.000% due 02/25/15	39	—
Series 2003-21 Class M
5.000% due 02/25/17	439	443
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33	281	77
Series 2003-32 Class FH (Ê)
2.861% due 11/25/22	2,322	2,303
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33	378	105
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33	1,584	397
Series 2003-35 Class FY (Ê)
2.861% due 05/25/18	4,597	4,572
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33	392	105
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33	383	95
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33	411	115
Series 2003-78 Class FI (Ê)
2.861% due 01/25/33	2,331	2,291
Series 2003-82 Class IA
Interest Only STRIP
6.000% due 08/25/32	306	36
Series 2003-82 Class WI
Interest Only STRIP
6.000% due 08/25/32	48	5
Series 2003-122 Class AJ
Interest Only STRIP
4.500% due 02/25/28	465	462

Multistrategy Bond Fund	85

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-21 Class FL (Ê)
2.811% due 11/25/32	1,101	1,082
Series 2004-70 Class EB
5.000% due 10/25/24	2,575	2,456
Series 2005-65 Class FP (Ê)
2.711% due 08/25/35	399	394
Series 2005-69 Class IO (Ê)
Principal Only STRIP
Zero coupon due 08/25/35	47	10
Series 2005-79 Class FC (Ê)
2.761% due 02/25/22	2,625	2,588
Series 2005-110 Class MB
5.500% due 09/25/35	1,858	1,897
Series 2006-5 Class 3A2 (Ê)
4.667% due 05/25/35	469	470
Series 2006-22 Class CE
4.500% due 08/25/23	1,190	1,070
Series 2006-48 Class LG
Principal Only STRIP
Zero coupon due 06/25/36	658	414
Series 2006-81 Class LF (Ê)
Zero coupon due 09/25/36	151	140
Series 2006-118 Class A1 (Ê)
2.543% due 12/25/36	427	412
Series 2006-118 Class A2 (Ê)
2.520% due 12/25/36	1,217	1,171
Series 2007-27 Class XA (Ê)
Zero coupon due 05/25/35	81	73
Series 2007-42 Class LF (Ê)
Zero coupon due 05/25/37	222	218
Series 2007-53 Class UF (Ê)
Zero coupon due 06/25/37	162	167
Series 2007-56 Class GY (Ê)
Zero coupon due 06/25/37	76	73
Series 2007-73 Class A1 (Ê)
2.543% due 07/25/37	3,474	3,417
Series 2008-62 Class DY
4.000% due 07/25/23	4,620	4,197
Series 2008-70 Class BY
4.000% due 08/25/23	3,815	3,468
Fannie Mae Whole Loan
Series 2003-W17 Class 1A6
5.310% due 08/25/33	5,400	5,517
Series 2004-W9 Class 2A1
6.500% due 02/25/44	260	273
Series 2004-W11 Class 1A2
6.500% due 05/25/44	492	521
Series 2004-W11 Class 1A3
7.000% due 05/25/44	859	914

	Principal Amount ($) or Shares	Market Value $
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	300	289
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2003-58 Class 2A
6.500% due 09/25/43	244	256
Series 2005-63 Class 1A1 (Ê)
4.728% due 02/25/45	119	109
FHA PJ Reilly 67 NCP 7.430% due 01/01/24	60	60
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class A5 2.611% due 12/25/36	4,675	2,803
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.304% due 09/25/34	353	313
Series 2005-AA2 Class 1A1 (Ê)
6.586% due 03/25/35	222	165
Series 2005-AA5 Class 1A1 (Ê)
4.628% due 07/25/35	304	239
Series 2005-AA7 Class 2A1 (Ê)
5.401% due 09/25/35	2,808	2,197
Series 2006-AA5 Class A2 (Ê)
6.522% due 09/25/36	1,451	761
Series 2006-FA3 Class A6
6.000% due 07/25/36	1,664	1,528
First Horizon Asset Securities, Inc.
Series 2003-5 Class 1A17
8.000% due 07/25/33	111	112
Series 2004-AR5 Class 4A1 (Ê)
5.700% due 10/25/34	403	356
Series 2004-AR6 Class 2A1 (Ê)
4.750% due 12/25/34	665	599
Series 2005-AR3 Class 2A1 (Ê)
5.366% due 08/25/35	773	697
Series 2005-AR5 Class 3A1 (Ê)
5.537% due 10/25/35	784	700
First Union - Chase Commercial Mortgage Series 1999-C2 Class A2 6.645% due 06/15/31	127	128
Freddie Mac
5.500% due 2013	1	1
12.000% due 2013	9	10
12.000% due 2014	12	14
11.000% due 2015	9	9

86	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2016	28	28
6.000% due 2016	88	89
10.000% due 2016	49	54
5.500% due 2017	193	195
4.000% due 2018	10,843	10,206
4.500% due 2018	1,978	1,927
5.000% due 2018	3,737	3,706
5.500% due 2018	66	67
4.500% due 2019	273	266
5.000% due 2019	4,779	4,734
5.500% due 2019	185	188
4.500% due 2020	2,040	1,981
5.000% due 2020	12,103	11,955
5.500% due 2020	6,748	6,807
8.000% due 2020	93	100
11.000% due 2020	40	46
5.000% due 2021	1,254	1,243
10.500% due 2021	22	25
6.500% due 2025	4	5
8.500% due 2025	24	26
7.000% due 2027	179	189
8.500% due 2027	155	171
7.500% due 2028	47	51
6.500% due 2029	128	132
7.500% due 2029	71	77
6.280% due 2030 (Ê)	30	31
6.500% due 2030	8	8
7.500% due 2030	200	216
8.000% due 2030	43	47
8.500% due 2030	127	140
6.500% due 2031	1,016	1,051
7.000% due 2031	403	423
7.500% due 2031	124	133
8.000% due 2031	228	246
6.000% due 2032	117	118
7.000% due 2032	208	220
7.500% due 2032	111	119
3.539% due 2033 (Ê)	711	712
3.766% due 2033 (Ê)	130	130
5.000% due 2033	945	903
5.500% due 2033	4,464	4,391
6.000% due 2033	246	249
6.500% due 2033	376	389
7.000% due 2033	505	531
7.500% due 2033	92	100
3.935% due 2034 (Ê)	187	189
4.839% due 2034 (Ê)	2,056	2,113
5.055% due 2034 (Ê)	557	561
5.299% due 2034 (Ê)	1,465	1,465

	Principal Amount ($) or Shares	Market Value $
5.500% due 2034	1,547	1,519
6.000% due 2034	847	855
6.704% due 2034 (Ê)	145	145
4.832% due 2035 (Ê)	2,023	2,031
4.862% due 2035 (Ê)	3,909	3,939
5.000% due 2035	1,623	1,548
5.032% due 2035 (Ê)	536	537
5.000% due 2036	6,183	5,895
5.873% due 2036 (Ê)	1,245	1,265
5.917% due 2036 (Ê)	2,199	2,236
5.969% due 2036 (Ê)	1,485	1,509
5.499% due 2037 (Ê)	1,842	1,866
5.523% due 2037 (Ê)	5,117	5,161
5.590% due 2037 (Ê)	3,394	3,435
5.693% due 2037 (Ê)	4,479	4,560
5.698% due 2037 (Ê)	1,069	1,083
5.699% due 2037 (Ê)	6,881	6,980
5.730% due 2037 (Ê)	2,698	2,738
5.767% due 2037 (Ê)	2,239	2,275
5.770% due 2037 (Ê)	—	—
5.809% due 2037 (Ê)	2,189	2,221
5.851% due 2037 (Ê)	715	725
5.872% due 2037 (Ê)	1,041	1,056
5.973% due 2037 (Ê)	188	190
6.110% due 2037 (Ê)	4,725	4,800
7.000% due 2037	621	650
5.500% due 2038	62,231	60,897
15 Year TBA (Ï)
5.500%	54,500	53,878
30 Year TBA (Ï)
5.500%	58,000	58,091
6.000%	16,080	16,144
Freddie Mac Reference REMIC
Series 2006-R00 Class AK
5.750% due 12/15/18	1,921	1,968
Freddie Mac REMICS
Series 1991-103 Class Z
9.000% due 02/15/21	42	42
Series 1994-167 Class J
6.000% due 04/15/23	129	131
Series 1994-173 Class Z
7.000% due 05/15/24	268	284
Series 1999-212 Class SG (Ê)
Interest Only STRIP
4.500% due 06/17/27	1,245	93
Series 2000-224 Class SC (Ê)
Interest Only STRIP
5.043% due 08/15/30	49	4

Multistrategy Bond Fund	87

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2000-226 Class F (Ê)
2.908% due 11/15/30	76	75
Series 2001-229 Class KF (Ê)
2.711% due 07/25/22	948	939
Series 2001-232 Class ZQ
6.500% due 06/15/31	1,678	1,774
Series 2002-246 Class SJ (Ê)
Interest Only STRIP
5.543% due 03/15/32	198	20
Series 2003-256 Class FJ (Ê)
2.858% due 02/15/33	1,456	1,441
Series 2003-256 Class IM
Interest Only STRIP
5.000% due 09/15/14	51	—
Series 2003-259 Class IQ
Interest Only STRIP
5.000% due 06/15/17	1,003	96
Series 2003-262 Class AB
2.900% due 11/15/14	1,394	1,384
Series 2003-262 Class QH
5.000% due 05/15/33	1,210	1,131
5.000% due 06/15/33	1,310	1,222
Series 2003-264 Class IM
Interest Only STRIP
7.000% due 07/15/33	347	97
Series 2003-266 Class MA
4.500% due 10/15/31	817	815
Series 2004-277 Class UF (Ê)
2.758% due 06/15/33	2,662	2,623
Series 2004-281 Class DF (Ê)
2.908% due 06/15/23	585	579
Series 2004-282 Class JE
4.500% due 07/15/19	4,165	3,992
Series 2004-287 Class AL
5.000% due 10/15/24	1,850	1,763
Series 2004-287 Class GC
5.000% due 11/15/29	835	835
Series 2004-289 Class PC
5.000% due 07/15/30	1,595	1,595
Series 2005-291 Class KP
5.000% due 11/15/29	1,495	1,496
Series 2005-294 Class FA (Ê)
2.628% due 03/15/20	1,100	1,080
Series 2005-299 Class KF (Ê)
2.858% due 06/15/35	470	462
Series 2005-300 Class ED
5.000% due 07/15/25	1,835	1,733

	Principal Amount ($) or Shares	Market Value $
Series 2005-301 Class IM
5.500% due 01/15/31	1,757	166
Series 2005-302 Class MB
5.000% due 12/15/28	640	646
Series 2005-303 Class AQ
4.500% due 10/15/22	610	610
Series 2005-303 Class XA (Ê)
Zero coupon due 09/15/35	282	248
Series 2005-305 Class JF (Ê)
2.758% due 10/15/35	476	471
Series 2005-306 Class PC
5.000% due 02/15/29	1,795	1,814
Series 2006-312 Class HT
5.000% due 03/15/26	3,356	3,130
Series 2006-313 Class FP (Ê)
Zero coupon due 04/15/36	661	550
Series 2006-313 Class X (Ê)
Zero coupon due 04/15/36	121	99
Series 2006-314 Class LF (Ê)
2.758% due 05/15/36	536	524
Series 2006-315 Class EQ
5.000% due 05/15/36	1,485	1,386
Series 2006-316 Class X (Ê)
Zero coupon due 06/15/36	332	293
Series 2006-317 Class XI (Ê)
Zero coupon due 10/15/35	1,292	25
Series 2006-323 Class PA
6.000% due 03/15/26	2,594	2,654
Series 2007-326 Class DO (Ê)
Zero coupon due 01/15/37	87	78
Series 2007-327 Class SX (Ê)
Zero coupon due 07/15/36	153	156
Series 2007-327 Class UF (Ê)
Zero coupon due 02/15/37	160	178
Series 2007-327 Class WF (Ê)
Zero coupon due 09/15/36	72	58
Series 2007-330 Class GL (Ê)
5.143% due 04/15/37	539	642
Series 2007-333 Class AF (Ê)
2.608% due 10/15/20	18,505	18,096
Series 2007-333 Class BF (Ê)
2.608% due 07/15/19	3,017	2,951
Series 2007-333 Class FT (Ê)
2.608% due 08/15/19	13,617	13,319
Series 2007-334 Class FA (Ê)
2.688% due 02/15/19	13,419	13,115
Series 2008-345 Class MB
4.500% due 06/15/23	16,365	14,946

88	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28	30	7
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28	186	50
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/01/31	286	76
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/01/31	125	32
Fremont Home Loan Trust (Ê)
Series 2006-D Class 2A1
2.521% due 11/25/36	1,034	971
GE Capital Commercial Mortgage Corp.
Series 2001-1 Class A2
6.531% due 05/15/33	4,965	5,085
Series 2002-1A Class A3
6.269% due 12/10/35	935	952
Ge Capital Commercial Mortgage Corp.
Series 2002-3A Class A1
4.229% due 12/10/37	2,858	2,831
Series 2006-C1 Class A4
5.518% due 03/10/44	1,010	948
Ginnie Mae I
11.000% due 2010	7	7
11.000% due 2013	6	6
10.500% due 2015	40	44
11.000% due 2015	2	2
10.500% due 2016	36	42
10.500% due 2021	53	62
8.000% due 2022	19	21
10.000% due 2022	50	56
9.500% due 2023	210	232
8.000% due 2025	11	12
10.000% due 2025	63	71
8.000% due 2030	306	334
7.500% due 2031	51	55
8.000% due 2031	2	2
8.000% due 2032	13	14
6.000% due 2036	268	271
6.000% due 2037	564	571
6.000% due 2038	100	101
30 Year TBA (Ï)
5.500%	4,085	4,048
6.000%	8,480	8,570

	Principal Amount ($) or Shares	Market Value $
Ginnie Mae II
5.125% due 2023 (Ê)	243	245
5.375% due 2023 (Ê)	201	202
5.625% due 2023 (Ê)	16	16
5.125% due 2024 (Ê)	121	121
5.625% due 2024 (Ê)	106	107
5.125% due 2025 (Ê)	11	11
5.375% due 2025 (Ê)	149	150
5.625% due 2025 (Ê)	7	7
6.375% due 2025 (Ê)	64	66
5.125% due 2026 (Ê)	51	51
8.500% due 2026	35	38
5.375% due 2027 (Ê)	70	70
5.625% due 2027 (Ê)	125	128
5.125% due 2029 (Ê)	256	258
30 Year TBA (Ï)
6.500%	40,280	41,388
Global Signal Trust (Þ)
Series 2004-2A Class A
4.232% due 12/15/14	2,100	2,068
Series 2006-1 Class B
5.588% due 02/15/36	750	747
Series 2006-1 Class C
5.707% due 02/15/36	635	593
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2
6.945% due 09/15/33	2,305	2,331
GMAC Mortgage Corp. Loan Trust
Series 2004-JR1 Class A6 (Ê)
2.911% due 12/25/33	1,039	999
Series 2005-AR2 Class 4A (Ê)
5.178% due 05/25/35	7,101	6,192
Series 2005-AR6 Class 3A1
5.297% due 11/19/35	2,752	2,468
Series 2007-HE3 Class 1A1
7.000% due 09/25/37	1,256	954
Series 2007-HE3 Class 2A1
7.000% due 09/25/37	1,282	995
Goldman Sachs Mortgage Securities Corp. II
Series 2007-GG1 Class A4	4,675	4,368
5.799% due 08/10/45
Government National Mortgage Association
Series 1999-27 Class SE (Ê)
Interest Only STRIP
6.140% due 08/16/29	83	10

Multistrategy Bond Fund	89

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1999-40 Class FE (Ê)
3.010% due 11/16/29	762	764
Series 1999-44 Class SA (Ê)
Interest Only STRIP
6.090% due 12/16/29	161	20
Series 2001-46 Class SA (Ê)
Interest Only STRIP
5.120% due 09/16/31	28	3
Series 2003-5 Class B
4.486% due 10/16/25	795	794
Greenpoint Mortgage Funding Trust (Ê)
Series 2006-AR5 Class A1A
2.541% due 10/25/46	1,927	1,664
Series 2006-AR6 Class A1A
2.541% due 10/25/46	719	615
Series 2006-AR8 Class 1A1A
2.541% due 01/25/47	718	681
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 4.400% due 10/25/33	1,648	1,567
Greenwich Capital Commercial Funding Corp.
Series 2002-C1 Class XP (Þ) Interest Only STRIP
1.978% due 01/11/35	5,269	131
Series 2003-C2 Class A2
4.022% due 01/05/36	2,280	2,267
Series 2004-GG1 Class A7
5.317% due 06/10/36	4,950	4,818
Series 2005-GG5 Class A41
5.243% due 04/10/37	2,680	2,628
Series 2007-GG9 Class A4
5.444% due 03/10/39	2,700	2,464
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A3
4.602% due 08/10/38	470	469
Series 2006-GG6 Class A4
5.553% due 04/10/38	3,955	3,742
Series 2006-GG8 Class AAB
5.535% due 11/10/39	2,250	2,171
Series 2007-EOP Class A1 (Ê)(Þ)
2.550% due 03/06/20	2,444	2,251
GSMPS Mortgage Loan Trust (Þ)
Series 1998-1 Class A
8.000% due 09/19/27	152	155
Series 1998-3 Class A
7.750% due 09/19/27	118	117

	Principal Amount ($) or Shares	Market Value $
Series 1999-3 Class A
8.000% due 08/19/29	318	344
Series 2005-RP1 Class 1A3
8.000% due 01/25/35	789	788
Series 2005-RP1 Class 1A4
8.500% due 01/25/35	963	977
Series 2006-RP1 Class 1A2
7.500% due 01/25/36	889	919
Series 2006-RP1 Class 1A3
8.000% due 01/25/36	383	416
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
4.519% due 06/25/34	442	395
Series 2004-11 Class 1A1
6.231% due 09/25/34	428	393
Series 2004-12 Class 2A3
6.515% due 12/25/34	473	437
Series 2005-AR6 Class 2A1 (Ê)
4.540% due 09/25/35	3,699	3,339
Series 2005-AR7 Class 6A1
5.247% due 11/25/35	2,579	2,263
Series 2006-1F Class 5A2
6.000% due 02/25/36	536	527
Series 2006-OA1 Class 2A1 (Ê)
2.651% due 08/25/46	1,723	1,055
Series 2007-AR1 Class B1
1.000% due 03/25/37	2,280	693
Harborview Mortgage Loan Trust
Series 2005-2 Class 2A1A (Ê)
2.678% due 05/19/35	130	84
Series 2005-4 Class 3A1
5.147% due 07/19/35	1,819	1,657
Series 2005-5 Class 2A1B (Ê)
2.748% due 07/19/45	344	218
Series 2005-10 Class 2A1A (Ê)
2.768% due 11/19/35	2,027	1,312
Series 2005-10 Class 2A1B (Ê)
2.838% due 11/19/35	676	293
Series 2005-14 Class 3A1A
5.296% due 12/19/35	713	680
Series 2005-14 Class 5A1A
5.741% due 12/19/35	3,561	2,523
Series 2005-15 Class 2A11 (Ê)
2.728% due 10/20/45	1,504	972
Series 2005-16 Class 3A1A (Ê)
2.708% due 01/19/36	5,960	3,855
Series 2005-16 Class 3A1B (Ê)
2.798% due 01/19/36	781	345

90	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-1 Class 2A1A (Ê)
2.698% due 03/19/37	1,150	714
Series 2006-9 Class 2A1A (Ê)
2.668% due 11/19/36	2,071	1,280
Series 2006-10 Class 2A1A (Ê)
2.638% due 11/19/36	2,407	1,492
Series 2006-10 Class 2A1B (Ê)
2.698% due 11/19/36	2,808	1,147
Series 2006-12 Class 2A2A (Ê)
2.648% due 01/19/38	14,848	9,001
Series 2006-12 Class 2A2B (Ê)
2.708% due 01/19/38	5,553	2,196
Series 2006-14 Class 2A1A (Ê)
2.608% due 03/19/38	7,102	4,389
Series 2006-14 Class 2A1B (Ê)
2.658% due 03/19/38	1,764	716
Series 2007-1 Class 2A1A (Ê)
2.613% due 04/19/38	1,421	882
Impac Secured Assets CMN Owner Trust
Series 2005-2 Class A1 (Ê)
2.781% due 03/25/36	1,186	865
Series 2006-4 Class A2A (Ê)
2.541% due 01/25/37	371	348
Indymac Index Mortgage Loan Trust
6.346% due 01/01/37	8,064	5,307
Series 2005-AR1 Class 4A1
5.373% due 08/25/35	2,921	2,403
Series 2005-AR1 Class A1
5.439% due 09/25/35	2,614	1,915
Series 2005-AR2 Class 1A21
5.837% due 12/25/35	775	576
Series 2005-AR3 Class 1A1
5.216% due 01/25/36	1,460	1,114
Series 2006-AR1 Class 1A1A (Ê)
3.361% due 11/25/46	406	379
Series 2006-AR1 Class 1A4A (Ê)
2.631% due 11/25/46	5,299	2,149
Series 2006-AR2 Class A2 (Ê)
2.541% due 11/25/36	1,120	1,068
Series 2006-AR3 Class 2A1A (Ê)
2.631% due 01/25/37	7,465	3,741
Series 2006-AR4 Class A1B (Ê)
2.761% due 05/25/46	7,076	2,837
Series 2006-AR7 Class 1A1
6.163% due 05/25/36	1,405	1,017
Series 2006-AR9 Class 1A1
5.997% due 06/25/36	7,924	6,188

	Principal Amount ($) or Shares	Market Value $
Series 2007-AR5 Class 2A1
6.109% due 05/25/37	2,725	1,840
JP Morgan Alternative Loan Trust (Ê)
Series 2007-A2 Class 12A2
2.561% due 06/25/37	5,258	4,548
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C1 Class A3
5.376% due 07/12/37	5,050	4,986
Series 2002-C2 Class A2
5.050% due 12/12/34	12,000	11,679
Series 2003-C1 Class A2
4.985% due 01/12/37	2,188	2,117
Series 2004-LN2 Class A1
4.475% due 07/15/41	3,753	3,665
Series 2005-LDP Class A3A1
4.871% due 10/15/42	3,620	3,552
Series 2005-LDP Class A4
4.918% due 10/15/42	1,345	1,250
5.179% due 12/15/44	5,980	5,671
Series 2006-CB1 Class A4
5.552% due 05/12/45	3,435	3,227
Series 2006-LDP Class A3
5.336% due 05/15/47	3,995	3,677
Series 2006-LDP Class A3B
5.447% due 05/15/45	3,080	2,911
Series 2006-LDP Class A4
5.875% due 04/15/45	3,355	3,223
5.399% due 05/15/45	3,005	2,793
Series 2006-LDP Class AJ
5.875% due 04/15/45	1,135	952
Series 2007-CB1 Class A4
5.440% due 06/12/47	2,500	2,274
Series 2007-CB2 Class A4
5.794% due 02/12/51	4,600	4,262
Series 2007-CB2 Class AJ
6.303% due 02/12/51	1,055	841
Series 2007-LD1 Class A4
5.819% due 06/15/49	4,325	4,043
Series 2007-LDP Class A3
5.420% due 01/15/49	3,390	3,072
Series 2008-C2 Class E (Þ)
6.580% due 02/12/51	3,541	2,318
Series 2008-C2 Class F (Þ)
6.580% due 02/12/51	2,044	1,297
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-WMC Class A3
2.581% due 03/25/36	1,626	1,595

Multistrategy Bond Fund	91

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JP Morgan Mortgage Trust
Series 2005-A1 Class 4A1 (Ê)
4.777% due 02/25/35	1,987	1,769
Series 2005-A1 Class 6T1 (Ê)
5.023% due 02/25/35	897	796
Series 2005-A4 Class 1A1
5.399% due 07/25/35	1,907	1,692
Series 2005-A4 Class 2A1
5.067% due 07/25/35	6,229	5,923
Series 2005-A6 Class 1A2
5.137% due 09/25/35	2,175	1,819
Series 2005-A8 Class 1A1
5.403% due 11/25/35	4,113	3,667
Series 2006-A6 Class 1A2
6.041% due 10/25/36	508	482
Series 2007-A1 Class 1A1 (Ê)
4.200% due 07/25/35	873	797
Series 2007-A1 Class 2A2 (Ê)
4.744% due 07/25/35	790	730
Series 2007-A1 Class 4A2 (Ê)
4.069% due 07/25/35	834	762
Series 2007-A1 Class 5A2 (Ê)
4.766% due 07/25/35	801	734
Series 2007-A1 Class B1
4.814% due 07/25/35	158	108
LB-UBS Commercial Mortgage Trust
Series 2000-C5 Class A2
6.510% due 12/15/26	245	251
Series 2001-C2 Class A2
6.653% due 11/15/27	12,000	12,351
Series 2002-C1 Class A4
6.462% due 03/15/31	65	67
Series 2002-C2 Class F
5.794% due 07/15/35	584	547
Series 2002-C2 Class G
5.873% due 07/15/35	891	811
Series 2003-C8 Class A2
4.207% due 11/15/27	415	414
Series 2006-C3 Class A4
5.661% due 03/15/39	2,450	2,332
Series 2006-C4 Class A4
5.883% due 06/15/38	2,495	2,412
Series 2007-C1 Class A3
5.398% due 02/15/40	2,400	2,220
Series 2007-C6 Class A4
5.858% due 07/15/40	3,250	3,031
Series 2008-C1 Class AJ
6.150% due 04/15/41	1,570	1,247

	Principal Amount ($) or Shares	Market Value $
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)
Series 2006-LLF Class A1 (Þ)
2.538% due 09/15/21	104	99
Series 2006-LLF Class A2 (Å)
2.578% due 09/15/21	1,738	1,620
Lehman Mortgage Trust
Series 2005-2 Class 2A3
5.500% due 12/25/35	977	941
Series 2005-3 Class 1A3
5.500% due 01/25/36	4,514	4,308
Series 2006-8 Class 2A1 (Ê)
3.220% due 12/25/36	8,360	6,336
Lehman XS Trust (Ê)
Series 2005-5N Class 1A1
2.761% due 11/25/35	816	514
Series 2005-5N Class 3A1A
2.761% due 11/25/35	1,886	1,196
Series 2005-9N Class 1A1
2.731% due 02/25/36	599	389
Series 2006-16N Class A4A
2.651% due 11/25/46	3,336	2,061
Series 2007-7N Class 1A2
2.701% due 06/25/47	8,481	5,612
Luminent Mortgage Trust (Ê)
Series 2006-1 Class A1
2.701% due 04/25/36	1,576	963
Series 2006-5 Class A1A
2.651% due 07/25/36	2,625	1,610
Series 2006-6 Class A1
2.661% due 10/25/46	1,229	776
Mastr Adjustable Rate Mortgages Trust
Series 2004-13 Class 3A4 (Ê)
3.788% due 11/21/34	1,549	1,525
Series 2005-6 Class 7A1
5.331% due 06/25/35	456	402
Series 2006-2 Class 4A1
4.980% due 02/25/36	4,750	4,028
Mastr Reperforming Loan Trust (Þ)
Series 2005-1 Class 1A5
8.000% due 08/25/34	793	810
Series 2005-2 Class 1A4
8.000% due 05/25/35	825	847
Mastr Specialized Loan Trust (Þ)
Series 2005-2 Class A2
5.150% due 07/25/35	469	352
Mastr Adjustable Rate Mortgages Trust
Series 2004-10 Class 2A2
6.916% due 10/25/34	13	11

92	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-1 Class B1
5.804% due 03/25/35	1,165	795
Series 2005-7 Class 2A2
5.355% due 09/25/35	2,331	2,354
Series 2006-1 Class I2A3 (Ê)
4.534% due 01/25/47	3,441	2,373
Series 2006-2 Class 3A1
4.848% due 01/25/36	699	638
Series 2006-OA2 Class 4A1A (Ê)
4.644% due 12/25/46	3,196	2,029
Series 2006-OA2 Class 4A1B (Ê)
4.994% due 12/25/46	11,728	7,009
Series 2007-3 Class 22A1 (Ê)
2.571% due 05/25/47	1,364	1,338
Mastr Alternative Loans Trust
Series 2003-4 Class B1
5.683% due 06/25/33	1,416	1,157
Series 2003-6 Class 3A1
8.000% due 09/25/33	83	87
Series 2003-9 Class 1A1
5.500% due 12/25/18	370	364
Series 2004-10 Class 5A6
5.750% due 09/25/34	1,810	1,566
Series 2005-3 Class 7A1
6.000% due 04/25/35	2,216	2,049
Mastr Asset Backed Securities Trust (Ê) Series 2007-HE1 Class A1 2.541% due 05/25/37	1,374	1,318
Mastr Asset Securitization Trust
Series 2003-7 Class 4A35 (Ê)
2.861% due 09/25/33	2,393	2,264
Series 2003-11 Class 6A8 (Ê)
2.961% due 12/25/33	3,167	2,931
Series 2004-4 Class 2A2 (Ê)
2.911% due 04/25/34	598	581
Series 2005-2 Class 1A1
5.250% due 11/25/35	1,195	1,122
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 2.698% due 06/15/30	731	689
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 2.528% due 06/15/22	3,617	3,356
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8 Class A1B1
5.250% due 08/25/36	1,197	1,150
Series 2005-A10 Class A (Ê)
2.671% due 02/25/36	702	563

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch Mortgage Trust
Series 2002-MW1 Class J (Þ)
5.695% due 07/12/34	365	265
Series 2004-MKB Class A2
4.353% due 02/12/42	2,865	2,854
Series 2005-CIP Class AM
5.107% due 07/12/38	1,700	1,556
Series 2008-C1 Class A4
5.690% due 02/12/51	605	557
Series 2008-C1 Class AJ
6.266% due 02/12/51	3,245	2,607
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
3.551% due 04/25/29	209	194
Series 2005-2 Class 3A
3.471% due 10/25/35	249	225
Series 2005-3 Class 5A
2.961% due 11/25/35	1,236	1,068
Morgan Stanley Capital I
Series 1999-FNV Class G (Þ)
6.120% due 03/15/31	500	492
Series 1999-LIF Class A2
7.110% due 04/15/33	220	223
Series 2005-HQ7 Class A4
5.208% due 11/14/42	3,000	2,878
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	3,305	3,226
Series 2006-HQ1 Class A4
5.328% due 11/12/41	1,615	1,494
Series 2006-HQ8 Class A4
5.387% due 03/12/44	3,895	3,671
Series 2006-HQ9 Class A4
5.731% due 07/12/44	3,299	3,140
Series 2007-HQ1 Class D (Þ)
6.308% due 12/15/44	1,674	1,027
Series 2007-IQ1 Class A2
5.610% due 04/15/49	4,000	3,901
Series 2007-IQ1 Class A4
5.809% due 12/12/49	7,330	6,794
Series 2007-T27 Class A4
5.650% due 06/13/42	683	632
Series 2008-T29 Class A4
6.280% due 01/11/43	2,800	2,699
Morgan Stanley Dean Witter Capital I (Þ) Series 2001-TOP Class E 7.362% due 02/15/33	180	159
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	2,376	2,083

Multistrategy Bond Fund	93

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

New Century Alternative Mortgage Loan Trust (Ê) Series 2006-ALT Class AV1 2.521% due 07/25/36	869	840
Nomura Asset Acceptance Corp.
Series 2005-WF1 Class 2A2
4.786% due 03/25/35	1,573	1,485
Series 2006-AP1 Class A2
5.515% due 01/25/36	7,010	4,571
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	46	46
Prime Mortgage Trust
Series 2004-CL1 Class 1A1
6.000% due 02/25/34	303	274
Series 2004-CL1 Class 1A2 (Ê)
2.861% due 02/25/34	128	116
Series 2004-CL1 Class 2A2 (Ê)
2.861% due 02/25/19	28	27
Renaissance Home Equity Loan Trust Series 2006-2 Class AF2 5.762% due 08/25/36	1,018	1,013
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A1
4.600% due 04/25/34	1,006	912
Series 2004-QS5 Class A5
4.750% due 04/25/34	704	641
Series 2004-QS5 Class A6 (Ê)
3.061% due 04/25/34	325	289
Series 2004-QS8 Class A4 (Ê)
2.861% due 06/25/34	2,112	1,960
Series 2005-QA1 Class A41
5.673% due 09/25/35	1,294	1,043
Series 2005-QA8 Class NB3
5.479% due 07/25/35	1,738	1,488
Series 2005-QO4 Class 2A1 (Ê)
2.741% due 12/25/45	2,478	1,595
Series 2005-QO5 Class A1 (Ê)
4.528% due 01/25/46	4,531	2,881
Series 2005-QS1 Class 2A1
6.000% due 09/25/35	1,963	1,946
Series 2005-QS1 Class 2A3
5.750% due 09/25/35	11,205	10,379
Series 2006-QO1 Class 1A1 (Ê)
2.721% due 02/25/46	422	170
Series 2006-QO1 Class 2A1 (Ê)
2.731% due 02/25/46	493	300
Series 2006-QS4 Class A11
6.000% due 04/25/36	940	662

	Principal Amount ($) or Shares	Market Value $
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	3,600	3,232
Series 2007-QH9 Class A1
6.550% due 11/25/37	12,611	8,145
Series 2007-QO4 Class A1 (Ê)
Interest Only STRIP
2.661% due 05/25/47	7,926	4,860
Series 2007-QS6 Class A1 (Ê)
2.791% due 04/25/37	25,758	20,445
Residential Asset Mortgage Products, Inc.
Series 2004-SL1 Class A3
7.000% due 11/25/31	50	51
Series 2004-SL4 Class A3
6.500% due 07/25/32	288	273
Residential Asset Securities Corp. (Ê)
Series 2003-KS4 Class AIIB
3.063% due 06/25/33	261	181
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
2.911% due 02/25/34	2,393	2,134
Series 2007-A5 Class 2A3
6.000% due 05/25/37	1,612	1,436
Series 2007-A9 Class A6
6.250% due 08/25/13	9,657	8,894
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
2.911% due 11/25/18	910	909
Series 2003-S14 Class A5 (Ê)
2.861% due 07/25/18	1,858	1,845
Series 2003-S20 Class 1A7 (Ê)
2.961% due 12/25/33	191	184
Series 2005-SA4 Class 1A21
5.209% due 09/25/35	2,292	1,982
Series 2005-SA4 Class 2A1
5.203% due 09/25/35	3,414	3,141
Series 2005-SA4 Class 2A2
5.182% due 09/25/35	3,745	3,239
Series 2006-SA3 Class 3A1
6.036% due 09/25/36	1,349	1,169
Series 2006-SA4 Class 2A1
6.127% due 11/25/36	5,870	5,237
Series 2007-S5 Class A9
6.000% due 05/25/37	875	567
Series 2007-S9 Class 1A1
6.000% due 10/25/37	3,828	3,759
SBA CMBS Trust (Þ)
Series 2006-1A Class B

94	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.451% due 11/15/36	3,030	2,992
Sequoia Mortgage Trust (Ê)
Series 2004-3 Class A
2.633% due 04/20/34	1,904	1,788
Small Business Administration
Series 1999-P10 Class 1
7.540% due 08/10/09	112	114
Series 2000-10B Class 1
7.452% due 09/10/10	122	126
Small Business Administration Participation Certificates
Series 2004-20F Class 1
5.520% due 06/01/24	284	285
Series 2005-20G Class 1
4.750% due 07/01/25	2,383	2,263
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC3 Class M2 2.751% due 06/25/37	924	252
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5 Class 3A1
4.380% due 05/25/34	2,167	1,914
Series 2004-12 Class 3A2
5.250% due 09/25/34	962	790
Series 2004-16 Class 3A1
5.450% due 11/25/34	4,164	3,648
Series 2004-18 Class 5A
5.500% due 12/25/34	409	347
Series 2004-20 Class 3A1
5.348% due 01/25/35	2,466	2,315
Series 2005-19X Class 1A1 (Ê)
2.781% due 10/25/35	733	458
Series 2005-21 Class 7A1
6.018% due 11/25/35	15,258	12,200
Series 2005-22 Class 4A2
5.376% due 12/25/35	120	87
Series 2006-1 Class 2A3
5.628% due 02/25/36	1,733	901
Series 2006-1 Class 5A2
5.250% due 02/25/36	6,000	4,880
Series 2006-5 Class 2A1
5.970% due 06/25/36	4,042	2,903
Series 2006-5 Class 5A4
5.528% due 06/25/36	288	193
Series 2006-12 Class 2A1
5.961% due 01/25/37	4,160	3,019

	Principal Amount ($) or Shares	Market Value $
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR8 Class A2
5.008% due 02/25/36	3,370	2,607
Series 2006-AR1 Class 3A1
2.691% due 02/25/36	720	445
Series 2006-AR3 Class 3A1
2.651% due 02/25/36	574	342
Series 2006-AR6 Class 1A3
2.651% due 07/25/46	1,694	696
Series 2006-AR7 Class A12
2.711% due 08/25/36	3,480	1,462
Series 2006-AR8 Class A1A
2.661% due 10/25/36	7,186	4,479
Series 2007-AR4 Class A4A
2.641% due 09/25/47	6,123	3,782
Series 2007-AR6 Class A1
5.028% due 08/25/47	11,738	7,483
Structured Asset Securities Corp.
Series 2002-22H Class 1A
6.942% due 11/25/32	76	69
Series 2003-26A Class 3A4
4.500% due 09/25/33	299	298
Series 2003-26A Class 3A5
4.530% due 09/25/33	2,000	1,988
Series 2004-12H Class 1A
6.000% due 05/25/34	317	287
Series 2004-21X Class 1A3
4.440% due 12/25/34	2,569	2,573
Series 2005-6 Class B2
5.345% due 05/25/35	277	132
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
3.141% due 04/25/43	842	823
Series 2006-5 Class A1
2.581% due 09/25/46	4,239	4,079
Series 2006-6 Class A1
2.571% due 11/25/11	1,425	1,364
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
4.380% due 10/15/41	3,811	3,788
Series 2005-C20 Class A4
5.243% due 07/15/42	5,000	4,992
Series 2005-C21 Class A4
5.210% due 10/15/44	4,000	3,818

Multistrategy Bond Fund	95

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-C28 Class A2
5.500% due 10/15/48	1,630	1,608
Series 2006-C29 Class E
5.516% due 11/15/48	1,668	1,100
Series 2006-WL7 Class A1 (Ê)(Þ)
2.548% due 09/15/21	10,567	9,917
Series 2007-C31 Class A2
5.421% due 04/15/47	4,000	3,876
Series 2007-WHL Class A1 (Ê)(Þ)
2.538% due 06/15/20	3,111	2,831
WaMu Mortgage Pass Through Certificates
Series 2003-S9 Class A2 (Ê)
3.011% due 10/25/33	2,586	2,462
Series 2004-CB3 Class 4A
6.000% due 10/25/19	564	559
Series 2005-AR1 Class 1A1
4.833% due 10/25/35	1,999	1,926
Series 2005-AR1 Class A1A1 (Ê)
2.751% due 10/25/45	3,289	2,080
Series 2005-AR6 Class B3 (Ê)
3.121% due 04/25/45	1,423	356
Series 2006-AR1 Class 1A1
5.931% due 09/25/36	1,300	1,138
Series 2006-AR1 Class 1A4
5.645% due 11/25/36	6,204	5,333
Series 2006-AR1 Class 2A (Ê)
4.611% due 09/25/46	570	415
Series 2006-AR8 Class 1A5
5.880% due 08/25/46	226	171
Series 2006-AR8 Class 2A3 (Ê)
6.130% due 08/25/46	153	108
Series 2007-HY1 Class 1A1
5.713% due 02/25/37	3,683	2,871
Series 2007-HY2 Class 3A1
5.930% due 09/25/36	3,962	3,399
Series 2007-HY3 Class 4A1
5.349% due 03/25/37	7,617	6,656
Series 2007-HY3 Class 4B1
5.349% due 03/25/37	1,470	935
Series 2007-HY4 Class 1A1 (Ê)
5.550% due 04/25/37	1,892	1,659
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	980	861
Series 2005-9 Class 3CB
5.500% due 10/25/20	713	710

	Principal Amount ($) or Shares	Market Value $
Series 2006-5 Class 3A2
6.000% due 07/25/36	500	463
Series 2006-AR2 Class A1A (Ê)
4.468% due 04/25/46	1,395	868
Series 2006-AR5 Class 3A (Ê)
5.083% due 07/25/46	—	—
Series 2006-AR8 Class 2A (Ê)
4.378% due 10/25/46	3,081	1,782
Series 2006-AR9 Class 2A (Ê)
4.368% due 11/25/46	3,436	1,971
Series 2007-OA1 Class 2A (Ê)
4.248% due 12/25/46	17,782	10,624
Series 2007-OA1 Class CA1C (Ê)
2.661% due 12/25/46	3,486	925
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR9 Class 1A (Ê)
4.928% due 08/25/42	229	205
Series 2004-AR1 Class A
4.229% due 03/25/34	281	275
Series 2004-AR3 Class A2
4.243% due 06/25/34	2,927	2,637
Series 2004-CB3 Class 1A
6.000% due 10/25/34	292	280
Series 2005-AR1 Class A1A (Ê)
2.781% due 08/25/45	1,201	782
Series 2005-AR1 Class A1A1 (Ê)
2.721% due 11/25/45	10,968	6,953
Series 2005-AR1 Class A1A2 (Ê)
2.741% due 11/25/45	1,053	668
2.751% due 12/25/45	1,714	1,210
Series 2005-AR1 Class A1B1 (Ê)
2.751% due 08/25/45	24	23
2.721% due 10/25/45	87	86
2.711% due 11/25/45	253	233
2.711% due 12/25/45	228	199
Series 2005-AR8 Class 2A1A (Ê)
2.751% due 07/25/45	648	455
Series 2005-AR8 Class 2AB3 (Ê)
2.821% due 07/25/45	518	231
Series 2006-AR1 Class 3A1A (Ê)
4.448% due 09/25/46	740	415
Series 2006-AR2 Class 1A1
5.301% due 03/25/37	9,762	8,747
Series 2006-AR6 Class 1A (Ê)
2.651% due 07/25/46	723	446
Series 2006-AR7 Class 1A (Ê)
5.306% due 07/25/46	—	—

96	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR7 Class 2A (Ê)
4.508% due 07/25/46	7,496	4,198
Series 2007-OA2 Class 1A (Ê)
4.228% due 03/25/47	1,616	873
Wells Fargo Alternative Loan Trust
Series 2007-PA6 Class A1
6.599% due 12/26/37	11,301	8,459
Wells Fargo Mortgage Backed Securities Trust
Series 2004-AA Class A1 (Ê)
4.992% due 12/25/34	2,180	2,028
Series 2004-CC Class A1 (Ê)
4.945% due 01/25/35	2,877	2,671
Series 2004-EE Class 2A1 (Ê)
3.991% due 12/25/34	186	175
Series 2004-I Class 1A1
6.785% due 07/25/34	1,728	1,654
Series 2004-T Class A1 (Ê)
5.588% due 09/25/34	296	263
Series 2005-12 Class 1A7
5.500% due 11/25/35	1,730	1,650
Series 2005-14 Class 2A1
5.500% due 12/25/35	2,436	2,140
Series 2005-17 Class 1A1
5.500% due 01/25/36	1,979	1,837
Series 2005-17 Class 1A2
5.500% due 01/25/36	1,150	1,097
Series 2005-18 Class 1A1
5.500% due 01/25/36	7,141	6,701
Series 2005-AR2 Class 2A2 (Ê)
4.542% due 03/25/35	141	128
Series 2005-AR6 Class A1 (Ê)
5.035% due 04/25/35	8,514	7,526
Series 2006-1 Class A3
5.000% due 03/25/21	1,197	1,133
Series 2006-2 Class 2A3
5.500% due 03/25/36	3,209	3,128
Series 2006-2 Class 3A1
5.750% due 03/25/36	10,420	9,945
Series 2006-4 Class 1A8
5.750% due 04/25/36	735	724
Series 2006-4 Class 2A3
5.750% due 04/25/36	602	594
Series 2006-7 Class 2A1
6.000% due 06/25/36	421	415
Series 2006-9 Class 1A14
6.000% due 08/25/36	685	645
Series 2006-AR1 Class 1A2 (Ê)
6.027% due 09/25/36	660	555

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR1 Class 2A2
5.716% due 11/25/36	829	666
Series 2006-AR1 Class 2A4 (Ê)
6.085% due 10/25/36	1,059	760
Series 2006-AR1 Class 5A1 (Ê)
5.595% due 07/25/36	1,392	1,255
Series 2006-AR1 Class A1
5.634% due 12/25/36	4,745	4,068
Series 2006-AR1 Class A7
5.513% due 08/25/36	1,742	1,417
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	2,577	2,360
Series 2006-AR4 Class 1A1 (Ê)
5.858% due 04/25/36	2,008	1,699
Series 2006-AR4 Class 2A1 (Ê)
5.771% due 04/25/36	3,610	3,046
Series 2006-AR6 Class 7A1 (Ê)
5.112% due 03/25/36	10,423	8,813
Series 2007-8 Class 1A16
6.000% due 07/25/37	4,326	4,042
Series 2007-10 Class 2A5
6.250% due 07/25/37	2,081	1,991
Series 2007-14 Class 1A1
6.000% due 10/25/37	4,941	4,395
Zuni Mortgage Loan Trust (Ê) Series 2006-OA1 Class A1
2.591% due 08/25/36	1,900	1,806

		3,910,028

Municipal Bonds - 0.3%
Badger TOB Asset Securitization Corp. Revenue Bonds 6.375% due 06/01/32	700	676
Chicago Transit Authority Revenue Bonds
6.300% due 12/01/21	200	201
6.899% due 12/01/40	4,000	4,060
Michigan State University Revenue Bonds (Ê)(m) 2.423% due 02/15/37	4,200	3,032
New Jersey Economic Development Authority Revenue Bonds 5.750% due 06/15/34	745	703
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	1,165	1,064

Multistrategy Bond Fund	97

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

State of California General Obligation Unlimited 5.000% due 02/01/33		270	264
State of Texas General Obligation Unlimited 4.750% due 04/01/35		450	429
Tobacco Settlement Authority of Iowa Revenue Bonds 6.500% due 06/01/23		360	331
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47		5,840	5,210
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26		1,500	1,640
West Virginia Economic Development Authority Revenue Bonds (m) 5.370% due 07/01/20		200	189

			17,799

Non-US Bonds - 1.0%
Arab Republic of Egypt (Ñ)(Þ) 1.648% due 07/18/12	EGP	4,020	761
Argentina Bonos Series $ V 10.500% due 06/12/12	ARS	2,895	651
Bombardier, Inc. (Å) 7.250% due 11/15/16	EUR	375	553
Brazilian Government International Bond
12.500% due 01/05/22	BRL	1,800	1,130
6.575% due 01/10/28	BRL	1,504	811
Byggingarsjodur Verkamanna
Series 2
3.750% due 04/15/34	ISK	278,827	3,374
Series 3
3.750% due 06/15/44	ISK	517,817	6,240
Colombia Government International Bond 9.850% due 06/28/27	COP	1,679,000	1,493
Federal Republic of Germany Bonds 4.250% due 07/04/18	EUR	3,285	5,076
Federative Republic of Brazil
12.500% due 01/05/22	BRL	1,650	1,105
10.250% due 01/10/28	BRL	10,445	6,018

	Principal Amount ($) or Shares		Market Value $
Hellas Telecommunications Luxembourg V (Ê) Series REGS 8.463% due 10/15/12	EUR	1,500	2,071
Impress Holdings B.V. 8.088% due 09/15/13	EUR	500	699
Ineos Group Holdings PLC Series REGS 7.875% due 02/15/16	EUR	1,000	994
Lehman Brothers Holdings, Inc. 5.375% due 10/17/12	EUR	4,200	5,625
Mexican Bonos
Series M 20
10.000% due 12/05/24	MXN	72,000	7,744
7.500% due 06/03/27	MXN	60,985	5,211
Republic of Colombia 9.850% due 06/28/27	COP	508,000	239
Republic of Hungary Bonds 6.000% due 11/24/23	HUF	711,890	4,074
Rhodia SA (Ê) Series REGS 7.713% due 10/15/13	EUR	1,250	1,755
TELUS Corp. Series CD 4.950% due 03/15/17	CAD	1,095	1,004
United Kingdom Gilt 5.000% due 09/07/14	GBP	1,600	3,214
United Kingdom Treasury Bills 5.000% due 03/07/12	GBP	1,958	3,911

			63,753

United States Government Agencies - 0.3%
Fannie Mae
5.250% due 08/01/12		2,100	2,060
3.875% due 07/12/13 (Ñ)		6,970	6,921
Federal National Mortgage Association (Ñ) Zero coupon due 10/09/19		1,960	1,021
Freddie Mac
3.750% due 06/28/13 (Ñ)		955	943
5.750% due 06/27/16		895	872
5.000% due 12/14/18 (Ñ)		4,800	4,320
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10		31	31
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17		825	857

			17,025

98	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Treasuries - 2.8%
United States Treasury Inflation Indexed Bonds
2.375% due 04/15/11	—	—
2.000% due 04/15/12 (Ñ)	1,398	1,450
3.000% due 07/15/12	—	—
2.375% due 01/15/17	10	10
2.625% due 07/15/17	—	—
2.375% due 01/15/25	—	—
2.000% due 01/15/26 (Ñ)	17,568	17,210
2.375% due 01/15/27 (Ñ)	2,470	2,552
1.750% due 01/15/28 (Æ)(Ñ)	25,934	24,230
3.625% due 04/15/28 (Ñ)	1,875	2,302
United States Treasury Notes
2.500% due 03/31/13 (Ñ)	60,870	59,025
3.375% due 07/31/13	14,803	14,872
4.875% due 08/15/16 (Ñ)	16,230	17,448
8.750% due 08/15/20 (Ñ)	1,160	1,633
6.000% due 02/15/26 (Ñ)	—	—
6.125% due 11/15/27	13,824	16,199
5.500% due 08/15/28 (Ñ)	10,600	11,739
5.000% due 05/15/37 (Ñ)	5,755	6,114
United States Treasury Principal (Ñ) Principal Only STRIP Zero coupon due 11/15/21	5	3

		174,787

Total Long-Term Investments
(cost $6,858,492)		6,472,391

Common Stocks - 0.1%
Auto and Transportation - 0.0%
Northwest Airlines Corp. (Æ)(Ñ)	141	1

Financial Services - 0.1%
Pacific Investment Management Co. Series High Yield Portfolio Institutional	77,506	601
UBS AG	3,800,000	2,179

		2,780

Producer Durables - 0.0%
Nexen, Inc.	15,695	374

Total Common Stocks
(cost $2,467)		3,155

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.2%
Financial Services - 0.2%
Deutsche Bank Contingent Capital Trust II (Ñ)	36,650	766
DG Funding Trust (Ê)(Å)	361	3,617
Federal National Mortgage Association (Ñ)	294,675	5,025
Freddie Mac (Ñ)	358,550	6,077

Total Preferred Stocks
(cost $20,173)		15,485

Warrants & Rights - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. (Þ)(Æ) 2009 Warrants	1	—

Total Warrants & Rights
(cost $73)		—

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Euro-Bund Futures 92.50 Put Sep 2008 due 09/15/08	USD	1,538	8
Eurodollar Futures 92.25 Put Sep 2008 due 09/15/08	USD	3,270	4

Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 3.150% Dec 2008 0.00 Call (2)		151,600	359
USD Three Month LIBOR/USD 3.000% Feb 2009 0.00 Call (1)		162,400	309
USD Three Month LIBOR/USD 3.150% Feb 2009 0.00 Call (1)		70,200	178
USD Three Month LIBOR/USD 3.500% Feb 2009 0.00 Call (1)		103,000	472
USD Three Month LIBOR/USD 3.60% Jul 2009 0.00 Call (1)		16,100	83
USD Three Month LIBOR/USD 3.450% Aug 2009 0.00 Call (5)		102,800	434
USD Three Month LIBOR/USD 3.850% Aug 2009 0.00 Call (1)		17,300	118

Total Options Purchased
(cost $6,261)			1,965

Multistrategy Bond Fund	99

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 17.3%
AES Corp. (The) 9.500% due 06/01/09	500	513
American Express Bank FSB (Ê) Series BKNT 2.470% due 10/16/08	3,000	2,997
American Express Centurion Bank (Ê) Series BKNT 2.481% due 06/12/09	5,700	5,658
American Express Credit Corp. (Ê) 2.523% due 03/02/09	1,800	1,789
American International Group, Inc. (Ê)(þ) 2.510% due 06/16/09	700	688
Amgen, Inc. (Ê) Series WI 2.726% due 11/28/08	2,300	2,295
AT&T, Inc. (Ê) 2.888% due 11/14/08	3,400	3,399
Bank of America NA (Ê)
Series BKNT
5.646% due 12/18/08	400	400
Series BKNt
2.638% due 02/27/09	400	399
Series BKNT
2.786% due 06/12/09	6,200	6,187
Bank of Scotland PLC (Ê)(Å) Series Mtn 2.829% due 07/17/09	2,900	2,899
Bear Stearns Cos., Inc. (The)
3.061% due 07/16/09 (Ê)	1,500	1,497
Series MTNB
3.096% due 01/30/09	1,000	997
2.891% due 03/30/09	900	897
BellSouth Corp. (Ê) 2.776% due 08/15/08	1,300	1,300
BNP Paribas Financial, Inc. 2.405% due 08/18/08	17,920	17,900
BP AMI Leasing, Inc. (Ê)(þ) 2.819% due 06/26/09	4,700	4,702
Caterpillar Financial Services Corp. (Ê) 2.779% due 05/18/09	1,600	1,600
CIT Group, Inc. (Ê)
2.959% due 12/19/08	1,800	1,764
2.946% due 01/30/09	800	765
Citibank Omni-S Master Trust 3.570% due 10/23/08	25,000	24,714

	Principal Amount ($) or Shares	Market Value $
Citigroup Funding, Inc. (Ê)
2.667% due 12/08/08	400	399
2.461% due 04/23/09	3,600	3,558
2.809% due 06/26/09	1,800	1,777
Citigroup Global Markets Holdings, Inc. (Ê) Series MTNA 2.914% due 03/17/09	300	298
Citigroup, Inc. (Ê)
2.848% due 12/26/08	3,200	3,191
2.836% due 01/30/09	400	397
Comcast Corp. (Ê) 3.088% due 07/14/09	1,000	988
Countrywide Financial Corp. (Ê)(Ñ)
2.796% due 09/02/08	5,690	5,690
2.931% due 01/05/09	1,250	1,233
Countrywide Home Loans, Inc.
Series MTNH
6.250% due 04/15/09	350	347
Series MTNK
5.625% due 07/15/09	1,175	1,152
Credit Agricole SA/London (Ê)(Þ) 2.646% due 05/28/09	2,000	1,993
CSC Holdings, Inc. Series B 8.125% due 07/15/09	2,600	2,626
Daimler Finance NA LLC (Ê)
3.138% due 03/13/09	1,700	1,692
3.218% due 03/13/09 (Ñ)	2,900	2,891
Delphi Corp., Second Lien Term Loan 8.500% due 12/31/08	512	455
Deutsche Telekom International Finance BV (Ê) 2.981% due 03/23/09	6,400	6,364
Entergy Gulf States, Inc. (Ê)(Å) 3.427% due 12/08/08	261	261
Erac USA Finance Co. (Þ) 5.300% due 11/15/08	350	350
Export-Import Bank of Korea (Ê) 2.772% due 06/01/09	2,800	2,777
Fannie Mae REMICS Series 1993-134 Class H 6.500% due 08/25/08	4	4
Federal Home Loan Bank Discount Notes (ç)(ž)
Zero coupon due 08/12/08	63,860	63,817
Zero coupon due 08/18/08 (Ñ)	53,303	53,246

100	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Zero coupon due 08/21/08		4,230	4,224
Zero coupon due 09/15/08		16,475	16,425
Zero coupon due 09/17/08		33,840	33,736
Ferro Corp. 9.125% due 01/01/09		1,500	1,535
Gazinvest Luxembourg SA for Gazprombank 7.250% due 10/30/08		2,300	2,308
General Electric Capital Corp. (Ê) 2.831% due 01/05/09		100	100
General Motors Acceptance Corp. 6.205% due 06/30/09		200	263
Glitnir Banki HF 12.500% due 08/25/08	ISK	90,500	1,137
Goldman Sachs Group, Inc. (The)
2.841% due 12/23/08 (Ê)		800	798
2.851% due 03/30/09 (Ê)		2,800	2,785
2.891% due 06/23/09 (Ê)		4,000	3,977
Series MTNB (Ê)
2.891% due 12/22/08		1,800	1,796
3.129% due 07/23/09		3,500	3,474
HSBC Bank USA NA NY (Ê) Series BKNT 2.836% due 06/10/09		500	498
HSBC Finance Corp. (Ê) 2.906% due 09/15/08		4,500	4,498
Jefferson-Pilot Capital Trust B (Ê)(Þ) 2.558% due 11/14/08		10,800	10,744
JPMorgan Chase & Co. (Ê) Series 1 2.510% due 06/26/09		700	698
Kroger Co. (The) 7.250% due 06/01/09		270	277
Lehman Brothers Holdings, Inc. (Ê)
2.881% due 10/22/08		1,800	1,786
2.510% due 11/24/08		1,400	1,384
2.878% due 04/03/09		5,500	5,285
Mandalay Resort Group
9.500% due 08/01/08		495	495
6.500% due 07/31/09		500	489
Mantis Reef, Ltd. (Å) 4.692% due 11/14/08		585	583
Merrill Lynch & Co., Inc.
Zero coupon due 08/25/08		17,995	17,964
Series MTN (Ê)
2.853% due 05/08/09		2,300	2,250
Merrill Lynch Mortgage Trust
2.986% due 01/01/09		3,700	3,413

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley
2.852% due 05/07/09 (Ê)	5,100	5,042
Series GMTN (Ê)
2.844% due 02/09/09	3,100	3,086
Quebecor World Capital Corp. (Ø) 4.875% due 11/15/08	525	184
Rabobank USA Financial Corp. Zero coupon due 08/21/08	8,170	8,159
Reckson Operating Partnership, LP 7.750% due 03/15/09	175	173
Residential Capital LLC
8.125% due 11/21/08 (Ñ)	2,920	2,672
5.758% due 05/22/09 (Ê)	2,600	1,716
Russell Investment Company Money Market Fund	659,205,000	659,205
Salomon Brothers AG for OAO Siberian Oil Co. Series REGS 10.750% due 01/15/09	3,045	3,106
Santander US Debt SA Unipersonal (Ê)(Þ) 2.861% due 09/19/08	4,300	4,297
SLM Corp. (Ê) Series MTNA 2.940% due 07/27/09	600	571
Southern California Edison Co. (Ê) 2.950% due 02/02/09	600	599
Telefonica Emisiones SAU (Ê) 3.103% due 06/19/09	1,000	993
Transocean, Inc. (Ê) 2.873% due 09/05/08	2,000	1,999
Unicredit Luxembourg Finance SA (Ê)(Þ) 2.846% due 10/24/08	4,100	4,098
United States Treasury Bills (ž)(§)
1.843% due 08/28/08 (ç)	250	250
1.889% due 08/28/08 (ç)	100	100
1.890% due 08/28/08 (ç)	200	200
1.894% due 08/28/08 (ç)	200	200
1.219% due 09/11/08 (ç)	500	499
1.272% due 09/11/08 (ç)	50	50
1.956% due 09/11/08 (ç)	1,000	998
1.975% due 09/11/08 (ç)	500	499
1.925% due 09/18/08 (ç)	2,800	2,793
1.285% due 09/25/08 (Ñ)(ç)	300	299
1.301% due 09/25/08 (Ñ)(ç)	2,500	2,495
1.351% due 09/25/08 (Ñ)(ç)	1,000	998
1.564% due 09/25/08 (Ñ)(ç)	200	200

Multistrategy Bond Fund	101

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

1.565% due 09/25/08 (Ñ)(ç)	500	499
1.679% due 09/25/08 (Ñ)(ç)	400	399
1.693% due 09/25/08 (Ñ)(ç)	100	100
1.783% due 09/25/08 (Ñ)(ç)	500	499
1.790% due 09/25/08 (Ñ)(ç)	250,000	249
1.792% due 09/25/08 (Ñ)(ç)	2,500	2,493
1.875% due 09/25/08 (Ñ)(ç)	500	499
1.462% due 10/16/08 (ç)	1,104	1,100
1.557% due 10/16/08	8	8
1.690% due 10/16/08	1	10
Unum Group 5.859% due 05/15/09	740	747
Verizon Communications, Inc. (Ê) 2.838% due 04/03/09	4,800	4,790
VTB Capital SA (Ê)(Þ) 3.384% due 08/01/08	3,500	3,500
VTB Capital SA for Vneshtorgbank (Ê) Series REGS 3.384% due 08/01/08	1,840	1,840
Wachovia Bank NA (Ê) Series BKNT 2.841% due 03/23/09	1,500	1,497
Wachovia Corp. (Ê)(Ñ) 2.846% due 10/28/08	2,000	1,998
Westpactrust Securities NZ Ltd. 2.770% due 09/18/08	500	498

Total Short-Term Investments
(cost $1,083,718)		1,081,542

Repurchase Agreements - 0.8%
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $52,100 dated July 31, 2008, at 2.020% to be repurchased at $52,103 on August 1, 2008, collateralized by: $49,563 par United States Treasury Inflation Protected Bonds, valued at $52,103.	52,100	52,100

Total Repurchase Agreements
(cost $52,100)		52,100

	Principal Amount ($) or Shares	Market Value $

Other Securities - 4.5%
Russell Investment Company Money Market Fund (×)	102,406,790	102,407
State Street Securities Lending Quality Trust (×)	179,264,834	179,265

Total Other Securities
(cost $281,672)		281,672

Total Investments - 126.5%
(identified cost $8,304,956)		7,908,310

Other Assets and Liabilities, Net - (26.5%)		(1,658,551)

Net Assets - 100.0%		6,249,759

See accompanying notes which are an integral part of the financial statements.

102	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures	1	EUR	238	09/08	—
Euribor Futures	64	EUR	15,194	12/08	55
Euribor Futures	48	EUR	11,417	03/09	76
Euribor Futures	43	EUR	10,243	06/09	80
Eurodollar Futures (CME)	220	USD	53,455	09/08	(68)
Eurodollar Futures (CME)	2,543	USD	616,709	12/08	5,369
Eurodollar Futures (CME)	1,746	USD	423,034	03/09	928
Eurodollar Futures (CME)	1,409	USD	340,767	06/09	269
Eurodollar Futures (CME)	412	USD	99,374	09/09	(326)
Eurodollar Futures (CME)	267	USD	64,187	12/09	(397)
Eurodollar Futures (CME)	169	USD	40,526	03/10	(231)
Euro-Schatz Bond Futures	1,100	EUR	113,207	09/08	(182)
Federal Funds Target Rate Futures	70	USD	28,581	08/08	45
Federal Funds Target Rate Futures	66	USD	26,940	09/08	74
Germany, Federal Republic 5 Year Bonds	929	EUR	99,710	09/08	446
Germany, Federal Republic 30 Year Bonds	123	EUR	11,001	09/08	457
LIBOR Futures	125	GBP	14,733	12/08	(186)
LIBOR Futures	94	GBP	11,127	06/09	115
LIBOR Futures	5	GBP	592	12/09	(7)
Three Month Short Sterling Interest Rate Futures (UK)	152	GBP	17,967	03/09	183
United Kingdom Treasury Bonds	28	GBP	3,006	09/08	42
United States Treasury 2 Year Notes	1,541	USD	326,692	09/08	1,545
United States Treasury 5 Year Notes	2,523	USD	280,900	09/08	1,971
United States Treasury 10 Year Notes	1,688	USD	193,830	09/08	3,243
United States Treasury Bonds	1,797	USD	207,554	09/08	3,581

Short Positions
Germany, Federal Republic 2 Year Bonds	71	EUR	7,307	09/08	13
Germany, Federal Republic 10 Year Bonds	189	EUR	21,264	09/08	(148)
United States Treasury 2 Year Notes	32	USD	6,784	09/08	(52)
United States Treasury 5 Year Notes	352	USD	39,190	09/08	(570)
United States Treasury 10 Year Notes	1,268	USD	145,602	09/08	(2,169)
United States Treasury Bonds	105	USD	12,128	09/08	(290)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					13,866

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	103

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Swaptions (Fund Pays/Fund Receives)
USD 4.300%/USD Three Month LIBOR
Dec 2008 0.00 Call (2)	USD	50,600	(588)
USD 3.950%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	USD	70,600	(610)
USD 4.250%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	USD	23,400	(275)
USD 4.300%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	USD	30,700	(447)
USD 4.600%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	USD	10,900	(223)
USD 4.200%/USD Three Month LIBOR
Jul 2009 0.00 Call (1)	USD	7,000	(95)
USD 4.150%/USD Three Month LIBOR
Aug 2009 0.00 Call (1)	USD	4,000	(52)
USD 4.400%/USD Three Month LIBOR
Aug 2009 0.00 Call (5)	USD	31,200	(551)
USD 4.550%/USD Three Month LIBOR
Aug 2009 0.00 Call (1)	USD	5,800	(122)

United States Treasury Notes 10 Year Futures
Aug 2008 117.00 Call (373)	USD	43,641	(76)
Aug 2008 111.00 Put (320)	USD	35,520	(20)
Aug 2008 113.00 Put (53)	USD	5,989	(13)

Total Liability for Options Written (premiums received $6,971)			(3,072)

See accompanying notes which are an integral part of the financial statements.

104	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	342	AUD	352	08/14/08	(12)
USD	1,404	AUD	1,500	09/15/08	—
USD	1,422	AUD	1,500	09/15/08	(18)
USD	20	AUD	21	09/16/08	—
USD	820	AUD	850	09/16/08	(25)
USD	1,270	AUD	1,340	09/16/08	(17)
USD	3,293	AUD	3,472	09/16/08	(44)
USD	5,134	AUD	5,489	09/16/08	2
USD	8,198	AUD	8,493	09/17/08	(253)
USD	8,272	AUD	8,814	09/17/08	(27)
USD	1,824	BRL	2,870	08/04/08	6
USD	15,881	BRL	25,148	08/04/08	174
USD	15,997	BRL	25,148	08/04/08	58
USD	150	BRL	247	10/15/08	4
USD	146	CAD	149	08/01/08	—
USD	100	CAD	101	09/16/08	(1)
USD	1,799	CAD	1,845	09/16/08	2
USD	8,434	CAD	8,631	09/17/08	(10)
USD	17,085	CAD	17,386	09/17/08	(117)
USD	1,635	CHF	1,713	09/16/08	1
USD	8,404	CHF	8,524	09/17/08	(263)
USD	8,533	CHF	8,944	09/17/08	9
USD	1,691	CLP	874,070	08/07/08	42
USD	882	CLP	438,150	08/25/08	(16)
USD	1,676	CLP	832,175	08/25/08	(30)
USD	834	CLP	424,965	09/04/08	6
USD	3,314	CNY	22,820	08/20/08	31
USD	669	CNY	4,494	11/13/08	(4)
USD	901	COP	1,598,910	08/08/08	(12)
USD	386	EUR	248	08/01/08	1
USD	5,114	EUR	3,280	08/06/08	—
USD	10,452	EUR	6,679	08/26/08	(48)
USD	1,291	EUR	830	09/12/08	—
USD	2,420	EUR	1,550	09/12/08	(8)
USD	1,193	EUR	760	09/16/08	(11)
USD	1,504	EUR	975	09/16/08	13
USD	1,964	EUR	1,280	09/16/08	28
USD	1,998	EUR	1,277	09/16/08	(10)
USD	2,370	EUR	1,500	09/16/08	(30)
USD	2,548	EUR	1,643	09/16/08	9
USD	8,146	EUR	5,189	09/17/08	(72)
USD	8,301	EUR	5,251	09/17/08	(131)
USD	8,330	EUR	5,227	09/17/08	(198)
USD	25,581	EUR	16,273	09/17/08	(263)
USD	18	GBP	9	08/01/08	—
USD	1,480	GBP	750	09/16/08	1
USD	1,699	GBP	875	09/17/08	29

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	8,402	GBP	4,274	09/17/08	39
USD	1,154	HUF	167,523	08/15/08	(40)
USD	1,183	HUF	173,754	08/15/08	(27)
USD	2,314	HUF	335,217	08/15/08	(85)
USD	7,641	INR	305,879	08/12/08	(472)
USD	2,111	INR	90,360	11/12/08	(22)
USD	2,785	INR	119,135	11/12/08	(30)
USD	803	JPY	84,991	09/16/08	(13)
USD	1,000	JPY	105,890	09/16/08	(16)
USD	2,500	JPY	269,216	09/16/08	2
USD	3,035	JPY	324,534	09/16/08	(19)
USD	3,516	JPY	377,125	09/16/08	(10)
USD	7,581	JPY	799,064	09/17/08	(154)
USD	8,434	JPY	901,603	09/17/08	(53)
USD	9,901	KRW	10,014,502	08/04/08	(7)
USD	10,274	KRW	10,014,502	08/04/08	(381)
USD	101	MXN	1,011	08/01/08	—
USD	497	MXN	4,977	08/01/08	(1)
USD	1,669	MXN	17,340	08/04/08	58
USD	1,525	MXN	15,397	08/29/08	2
USD	668	MYR	2,180	08/04/08	2
USD	1,064	MYR	3,407	08/04/08	(17)
USD	1,166	MYR	3,807	08/04/08	3
USD	1,681	MYR	5,436	08/04/08	(12)
USD	669	MYR	2,180	11/12/08	—
USD	882	MYR	2,856	11/12/08	(5)
USD	1,177	MYR	3,807	11/12/08	(8)
USD	8,533	NOK	44,452	09/17/08	103
USD	8,330	NZD	10,887	09/17/08	(401)
USD	1,141	PEN	3,240	08/25/08	12
USD	340	PHP	15,198	08/22/08	4
USD	341	PHP	15,260	08/22/08	4
USD	341	PHP	15,294	08/22/08	5
USD	341	PHP	15,294	08/22/08	5
USD	341	PHP	15,379	08/22/08	7
USD	476	PHP	21,000	11/12/08	(3)
USD	488	PHP	21,700	11/12/08	—
USD	2,093	RUB	49,151	11/05/08	(2)
USD	13,245	SEK	79,250	08/14/08	(166)
USD	2,602	SEK	15,750	09/16/08	(8)
USD	4,650	SEK	28,470	09/16/08	40
USD	1,982	SGD	2,673	09/19/08	(22)
USD	2,770	SGD	3,723	09/19/08	(40)
USD	7,450	SGD	10,075	09/19/08	(63)
USD	1,756	TRY	2,130	08/14/08	67
USD	1,711	TRY	2,105	08/18/08	87
USD	96	ZAR	765	11/03/08	6

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	105

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
AUD	5,489	USD	5,161	08/06/08	(7)
AUD	1,500	USD	1,404	09/15/08	—
AUD	725	USD	674	09/16/08	(5)
AUD	7,989	USD	7,370	09/16/08	(105)
AUD	8,505	USD	8,146	09/17/08	189
AUD	8,888	USD	8,404	09/17/08	88
AUD	9,106	USD	8,434	09/17/08	(85)
BRL	2,870	USD	1,768	08/04/08	(62)
BRL	50,295	USD	29,081	08/04/08	(2,995)
BRL	2,614	USD	1,586	10/15/08	(50)
BRL	25,148	USD	15,626	11/04/08	(41)
BRL	25,148	USD	15,518	11/04/08	(149)
CAD	275	USD	272	09/16/08	3
CAD	8,718	USD	8,533	09/17/08	24
CHF	8,425	USD	8,146	09/17/08	99
CHF	9,027	USD	8,678	09/17/08	56
CLP	874,070	USD	1,751	08/07/08	19
COP	1,598,910	USD	864	08/08/08	(25)
EUR	87	USD	135	08/01/08	(1)
EUR	277	USD	430	08/01/08	(2)
EUR	6,490	USD	10,156	08/06/08	36
EUR	17	USD	26	08/11/08	—
EUR	7,619	USD	11,916	08/11/08	38
EUR	13,636	USD	21,624	08/26/08	382
EUR	750	USD	1,156	09/16/08	(11)
EUR	760	USD	1,195	09/16/08	12
EUR	1,500	USD	2,332	09/16/08	(8)
EUR	1,500	USD	2,353	09/16/08	13
EUR	3,280	USD	5,103	09/16/08	(2)
EUR	877	USD	1,341	09/17/08	(24)
EUR	4,430	USD	6,876	09/17/08	(17)
EUR	5,145	USD	8,166	09/17/08	161
EUR	5,342	USD	8,404	09/17/08	92
EUR	5,405	USD	8,402	09/17/08	(7)
EUR	5,489	USD	8,434	09/17/08	(107)
EUR	5,554	USD	8,533	09/17/08	(108)
GBP	681	USD	1,352	08/21/08	5
GBP	919	USD	1,789	08/21/08	(30)
GBP	650	USD	1,297	09/16/08	13
GBP	750	USD	1,473	09/16/08	(8)
GBP	1,369	USD	2,645	09/16/08	(58)
GBP	1,615	USD	3,201	09/16/08	10
GBP	763	USD	1,475	09/17/08	(32)
GBP	4,075	USD	8,073	09/17/08	25
GBP	4,351	USD	8,434	09/17/08	(158)
GBP	4,411	USD	8,533	09/17/08	(177)
HUF	1,673	USD	11	07/29/08	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
HUF	676,494	USD	4,076	08/15/08	(421)
INR	90,360	USD	2,136	08/12/08	19
INR	96,384	USD	2,356	08/12/08	97
INR	119,135	USD	2,816	08/12/08	24
ISK	705,000	USD	9,136	08/08/08	265
JPY	39,221	USD	364	09/08/08	—
JPY	62,322	USD	580	09/16/08	1
JPY	114,524	USD	1,065	09/16/08	1
JPY	134,523	USD	1,250	09/16/08	—
JPY	187,814	USD	1,759	09/16/08	13
JPY	867,202	USD	8,073	09/17/08	12
JPY	900,769	USD	8,533	09/17/08	160
JPY	409,507	USD	3,812	09/19/08	5
KRW	30,743	USD	29	08/04/08	(1)
KRW	9,983,759	USD	9,561	08/04/08	(301)
KRW	10,014,502	USD	9,901	08/04/08	7
MXN	17,340	USD	1,677	08/04/08	(50)
MXN	9,798	USD	967	10/17/08	2
MXN	24,209	USD	2,383	10/17/08	—
MXN	39,809	USD	3,906	10/17/08	(12)
MYR	2,180	USD	669	08/04/08	(1)
MYR	2,580	USD	790	08/04/08	(2)
MYR	2,856	USD	880	08/04/08	3
MYR	3,407	USD	1,044	08/04/08	(3)
MYR	3,807	USD	1,175	08/04/08	6
NZD	1,824	USD	1,341	09/17/08	13
NZD	9,523	USD	7,201	09/17/08	266
NZD	11,367	USD	8,533	09/17/08	255
PEN	3,240	USD	1,142	08/25/08	(11)
PHP	21,000	USD	477	08/22/08	2
PHP	21,700	USD	490	08/22/08	(1)
SEK	10,065	USD	1,672	09/16/08	14
SEK	18,339	USD	3,021	09/19/08	1
TRY	2,130	USD	1,714	08/14/08	(109)
TRY	2,105	USD	1,800	08/18/08	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(5,589)

See accompanying notes which are an integral part of the financial statements.

106	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts

Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	37,500	5.473%	Three Month LIBOR	06/14/11	1,756
Bank of America	USD	1,100	Three Month LIBOR	4.250%	12/17/13	5
Bank of America	USD	13,200	5.548%	Three Month LIBOR	06/14/16	900
Bank of America	USD	1,700	Three Month LIBOR	4.750%	12/17/18	5
Bank of America	USD	2,500	4.750%	Three Month LIBOR	12/17/18	(7)
Bank of America	USD	3,600	4.750%	Three Month LIBOR	12/17/18	(10)
Bank of America	USD	3,900	Three Month LIBOR	4.750%	12/17/18	11
Bank of America	USD	8,400	4.750%	Three Month LIBOR	12/17/18	(23)
Bank of America	USD	10,500	4.750%	Three Month LIBOR	12/17/18	(29)
Bank of America	USD	18,400	Three Month LIBOR	4.750%	12/17/18	51
Bank of America	USD	1,700	5.000%	Three Month LIBOR	12/17/28	(12)
Bank of America	USD	3,500	Three Month LIBOR	5.000%	12/17/28	26
Bank of America	USD	3,900	5.000%	Three Month LIBOR	12/17/28	(29)
Bank of America	USD	8,100	Three Month LIBOR	5.000%	12/17/28	59
Bank of America	USD	18,000	4.100%	Three Month LIBOR	12/17/28	(132)
Bank of America	USD	7,000	5.628%	Three Month LIBOR	06/16/36	646
Bank of America	USD	13,300	Three Month LIBOR	5.000%	12/17/38	157
Barclays Bank PLC	GBP	3,700	6.000%	Six Month LIBOR	03/20/09	6
Barclays Bank PLC	BRL	5,600	11.360%	Brazil Interbank Deposit Rate	01/04/10	(142)
Barclays Bank PLC	EUR	21,650	Six Month LIBOR	5.000%	06/11/10	(36)
Barclays Bank PLC	EUR	2,800	Consumer Price Index (France)	Consumer Price Index (France)	10/15/10	(22)
Barclays Bank PLC	BRL	3,900	Brazil Interbank Deposit Rate	12.540%	01/02/12	(73)
Barclays Bank PLC	SEK	1,840	Six Month LIBOR	4.750%	12/17/13	6
Barclays Bank PLC	GBP	1,980	5.250%	Six Month LIBOR	12/17/13	(34)
Barclays Bank PLC	USD	5,390	4.250%	Three Month LIBOR	12/17/13	(24)
Barclays Bank PLC	GBP	6,340	Two Month Libor	5.250%	12/17/13	109
Barclays Bank PLC	EUR	5,270	4.750%	Six Month LIBOR	07/04/17	(44)
Barclays Bank PLC	EUR	1,350	4.750%	Six Month LIBOR	12/17/18	(15)
Barclays Bank PLC	GBP	1,970	Six Month LIBOR	5.250%	12/17/18	(8)
Barclays Bank PLC	SEK	143,600	Three Month LIBOR	5.000%	12/17/18	233
Barclays Bank PLC	GBP	600	Six Month LIBOR	4.000%	12/15/36	118
Barclays Bank PLC	EUR	360	Six Month LIBOR	5.000%	12/17/38	(17)
Barclays Bank PLC	USD	7,160	5.000%	Three Month LIBOR	12/17/38	(85)
Citibank	USD	28,330	4.228%	Three Month LIBOR	06/10/11	78
Citibank	USD	47,210	Three Month LIBOR	4.206%	06/11/11	109
Citibank	SEK	16,500	4.750%	Three Month LIBOR	12/17/13	(55)
Citibank	JPY	158,000	Six Month LIBOR	1.500%	12/17/13	(5)
Citibank	JPY	162,000	Six Month LIBOR	1.500%	12/17/13	(7)
Citibank	EUR	2,180	Six Month LIBOR	4.750%	12/17/18	24
Citibank	EUR	2,430	Six Month LIBOR	4.750%	12/17/18	27
Citibank	SEK	20,500	5.000%	Three Month LIBOR	12/17/18	(29)
Citibank	SEK	23,200	5.000%	Three Month LIBOR	12/17/18	(33)
Citibank	USD	6,900	Three Month LIBOR	5.058%	06/10/19	(75)
Citibank	USD	11,500	Three Month LIBOR	4.970%	06/11/19	(46)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	107

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Citibank	USD	97,600	Three Month LIBOR	5.000%	12/17/28	714
Citibank	USD	3,400	Three Month LIBOR	5.000%	12/17/38	40
Citibank	EUR	5,200	5.000%	Six Month LIBOR	12/17/38	249
Credit Suisse First Boston	EUR	9,040	Six Month LIBOR	4.500%	12/17/10	99
Credit Suisse First Boston	EUR	10,340	4.792%	Six Month LIBOR	03/18/11	(13)
Credit Suisse First Boston	EUR	31,040	4.774%	Six Month LIBOR	03/18/11	(55)
Credit Suisse First Boston	GBP	1,200	Six Month LIBOR	5.250%	12/17/13	21
Credit Suisse First Boston	EUR	1,300	4.500%	Six Month LIBOR	12/17/13	(27)
Credit Suisse First Boston	EUR	1,510	4.500%	Six Month LIBOR	12/17/13	(32)
Credit Suisse First Boston	EUR	1,610	4.500%	Six Month LIBOR	12/17/13	(34)
Credit Suisse First Boston	USD	3,330	4.250%	Three Month LIBOR	12/17/13	(15)
Credit Suisse First Boston	USD	51,400	4.250%	Three Month LIBOR	12/17/13	(233)
Credit Suisse First Boston	EUR	10,020	Six Month LIBOR	4.696%	03/18/16	78
Credit Suisse First Boston	EUR	30,060	Six Month LIBOR	4.668%	03/18/16	308
Credit Suisse First Boston	EUR	2,270	Six Month LIBOR	4.750%	12/17/18	25
Credit Suisse First Boston	SEK	61,100	Three Month LIBOR	5.000%	12/17/18	99
Credit Suisse First Boston	USD	32,500	Three Month LIBOR	4.750%	12/17/23	822
Credit Suisse First Boston	EUR	3,980	4.965%	Six Month LIBOR	03/18/24	31
Credit Suisse First Boston	EUR	11,940	4.934%	Six Month LIBOR	03/18/24	35
Credit Suisse First Boston	USD	3,300	5.000%	Three Month LIBOR	12/17/38	(39)
Credit Suisse First Boston	EUR	11,820	5.000%	Six Month LIBOR	12/17/38	771
Credit Suisse First Boston	USD	18,360	Three Month LIBOR	5.000%	12/17/38	217
Deutsche Bank	EUR	69,600	5.000%	Six Month LIBOR	06/11/10	116
Deutsche Bank	EUR	15,270	4.500%	Six Month LIBOR	12/17/10	(167)
Deutsche Bank	EUR	23,900	4.500%	Six Month LIBOR	12/17/10	(261)
Deutsche Bank	JPY	1,472,000	1.183%	Six Month LIBOR	12/17/10	1
Deutsche Bank	JPY	1,937,000	1.160%	Six Month LIBOR	12/17/10	(7)
Deutsche Bank	JPY	3,848,000	1.181%	Six Month LIBOR	12/17/10	2
Deutsche Bank	JPY	4,045,000	1.183%	Six Month LIBOR	12/17/10	3
Deutsche Bank	USD	20,640	Three Month LIBOR	4.000%	12/29/10	(100)
Deutsche Bank	USD	37,380	Three Month LIBOR	3.658%	01/07/11	73
Deutsche Bank	USD	26,060	Three Month LIBOR	3.161%	01/28/11	317
Deutsche Bank	USD	9,200	3.750%	Three Month LIBOR	12/17/11	(66)
Deutsche Bank	BRL	9,000	13.950%	Three Month LIBOR	01/02/12	8
Deutsche Bank	BRL	11,000	13.980%	Six Month LIBOR	01/02/12	10
Deutsche Bank	CAD	2,270	Three Month LIBOR	4.000%	12/17/13	(20)
Deutsche Bank	CAD	2,640	4.000%	Three Month LIBOR	12/17/13	23
Deutsche Bank	USD	148,100	4.250%	Three Month LIBOR	12/17/13	(672)
Deutsche Bank	USD	22,100	Three Month LIBOR	4.500%	12/17/15	81
Deutsche Bank	USD	23,400	Three Month LIBOR	4.500%	12/17/15	110
Deutsche Bank	JPY	933,000	Six Month LIBOR	1.703%	12/17/15	(70)
Deutsche Bank	JPY	1,224,000	Six Month LIBOR	1.641%	12/17/15	(46)
Deutsche Bank	JPY	2,436,000	Six Month LIBOR	1.699%	12/17/15	(179)
Deutsche Bank	JPY	2,561,000	Six Month LIBOR	1.691%	12/17/15	(175)
Deutsche Bank	USD	18,100	4.745%	Three Month LIBOR	12/29/15	167
Deutsche Bank	USD	32,500	4.487%	Three Month LIBOR	01/07/16	(213)

See accompanying notes which are an integral part of the financial statements.

108	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	USD	22,600	4.224%	Three Month LIBOR	01/28/16	(525)
Deutsche Bank	EUR	16,940	Three Month LIBOR	4.750%	07/04/17	140
Deutsche Bank	USD	6,800	4.750%	Three Month LIBOR	12/17/18	(19)
Deutsche Bank	EUR	16,420	4.750%	Six Month LIBOR	12/17/18	(184)
Deutsche Bank	USD	6,700	Three Month LIBOR	5.000%	12/17/28	49
Deutsche Bank	EUR	8,390	5.000%	Six Month LIBOR	12/17/38	402
Deutsche Bank	USD	13,740	Three Month LIBOR	5.000%	12/17/38	162
Deutsche Bank	JPY	189,000	2.595%	Six Month LIBOR	12/17/38	51
Deutsche Bank	JPY	245,000	2.540%	Six Month LIBOR	12/17/38	39
Deutsche Bank	JPY	490,000	2.594%	Six Month LIBOR	12/17/38	130
Deutsche Bank	JPY	515,000	2.585%	Six Month LIBOR	12/17/38	128
Deutsche Bank	USD	4,980	Three Month LIBOR	5.215%	12/29/38	(102)
Deutsche Bank	USD	8,900	Three Month LIBOR	5.017%	01/07/39	92
Deutsche Bank	USD	6,210	Three Month LIBOR	4.939%	01/28/39	144
Goldman Sachs	GBP	400	5.000%	Six Month LIBOR	06/15/09	(6)
Goldman Sachs	GBP	24,600	6.000%	Six Month LIBOR	06/19/09	42
Goldman Sachs	BRL	1,400	11.465%	Brazil Interbank Deposit Rate	01/04/10	(33)
Goldman Sachs	EUR	800	1.960%	Consumer Price Index (France)	03/30/12	(33)
Goldman Sachs	USD	21,405	4.987%	Three Month LIBOR	05/02/12	(769)
Goldman Sachs	GBP	800	5.000%	Six Month LIBOR	09/17/13	(34)
Goldman Sachs	GBP	1,600	Six Month LIBOR	5.500%	12/15/36	(411)
HSBC	GBP	200	Six Month LIBOR	4.000%	12/15/36	39
JP Morgan	EUR	2,600	Three Month LIBOR	1.000%	12/24/08	20
JP Morgan	BRL	17,590	12.395%	Three Month LIBOR	01/04/10	(127)
JP Morgan	EUR	23,140	Six Month LIBOR	5.000%	06/11/10	(39)
JP Morgan	EUR	12,660	4.500%	Six Month LIBOR	12/17/10	(138)
JP Morgan	EUR	23,820	4.500%	Six Month LIBOR	12/17/10	(260)
JP Morgan	BRL	14,000	14.170%	Brazil Interbank Deposit Rate	01/03/11	(33)
JP Morgan	USD	9,500	3.750%	Three Month LIBOR	12/17/11	(68)
JP Morgan	USD	11,100	3.750%	Three Month LIBOR	12/17/11	(80)
JP Morgan	EUR	2,500	1.948%	Consumer Price Index (France)	03/15/12	(102)
JP Morgan	USD	1,600	Three Month LIBOR	4.250%	12/17/13	7
JP Morgan	USD	3,000	Three Month LIBOR	4.250%	12/17/13	14
JP Morgan	CAD	3,690	Three Month LIBOR	4.000%	12/17/13	(32)
JP Morgan	AUD	5,730	Six Month LIBOR	7.500%	12/17/13	(94)
JP Morgan	USD	30,700	4.250%	Three Month LIBOR	12/17/13	(139)
JP Morgan	USD	44,700	Three Month LIBOR	4.250%	12/17/13	203
JP Morgan	USD	88,600	Three Month LIBOR	4.250%	12/17/13	402
JP Morgan	USD	33,200	Three Month LIBOR	4.500%	12/17/15	157
JP Morgan	USD	197,600	4.500%	Three Month LIBOR	12/17/15	(932)
JP Morgan	EUR	5,630	4.750%	Six Month LIBOR	07/04/17	(47)
JP Morgan	EUR	20,390	4.750%	Six Month LIBOR	07/04/17	(169)
JP Morgan	AUD	800	7.250%	Six Month LIBOR	12/17/18	12

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	109

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

JP Morgan	USD	900	Three Month LIBOR	4.750%	12/17/18	2
JP Morgan	EUR	1,910	4.750%	Six Month LIBOR	12/17/18	(21)
JP Morgan	USD	3,000	Three Month LIBOR	4.750%	12/17/18	8
JP Morgan	AUD	3,400	7.250%	Six Month LIBOR	12/17/18	53
JP Morgan	USD	3,700	4.750%	Three Month LIBOR	12/17/18	(10)
JP Morgan	USD	3,700	4.750%	Three Month LIBOR	12/17/18	(10)
JP Morgan	SEK	9,800	5.000%	Three Month LIBOR	12/17/18	(14)
JP Morgan	SEK	9,900	5.000%	Stockholm Interbank Offered rates 3 Month	12/17/18	(14)
JP Morgan	USD	10,700	Three Month LIBOR	4.750%	12/17/18	29
JP Morgan	USD	17,500	4.750%	Three Month LIBOR	12/17/18	(48)
JP Morgan	SEK	21,900	5.000%	Stockholm Interbank Offered rates 3 Month	12/17/18	(31)
JP Morgan	USD	25,300	Three Month LIBOR	4.750%	12/17/18	70
JP Morgan	USD	8,000	Three Month LIBOR	4.750%	12/17/23	202
JP Morgan	USD	23,400	Three Month LIBOR	4.750%	12/17/23	592
JP Morgan	USD	83,400	Three Month LIBOR	4.750%	12/17/23	2,110
JP Morgan	USD	3,000	5.000%	Three Month LIBOR	12/17/28	(22)
JP Morgan	USD	3,500	Three Month LIBOR	5.000%	12/17/28	26
JP Morgan	USD	3,600	Three Month LIBOR	5.000%	12/17/28	26
JP Morgan	USD	3,600	Three Month LIBOR	5.000%	12/17/28	26
JP Morgan	USD	10,500	5.000%	Three Month LIBOR	12/17/28	(77)
JP Morgan	EUR	5,790	Six Month LIBOR	5.000%	12/17/38	(277)
JP Morgan	USD	6,300	5.000%	Three Month LIBOR	12/17/38	(74)
JP Morgan	USD	8,100	5.000%	Three Month LIBOR	12/17/38	(96)
Lehman Brothers	GBP	12,600	4.500%	Six Month LIBOR	09/20/09	(321)
Lehman Brothers	EUR	24,810	Six Month LIBOR	5.000%	06/11/10	(41)
Lehman Brothers	USD	7,400	4.000%	Three Month LIBOR	12/17/10	39
Lehman Brothers	EUR	11,070	Six Month LIBOR	4.500%	12/17/10	121
Lehman Brothers	JPY	3,356,000	1.188%	Six Month LIBOR	12/17/10	5
Lehman Brothers	EUR	25,800	4.328%	Six Month LIBOR	03/18/11	(370)
Lehman Brothers	USD	63,720	4.170%	Three Month LIBOR	06/03/11	125
Lehman Brothers	USD	28,330	Three Month LIBOR	4.380%	06/11/11	157
Lehman Brothers	USD	21,300	4.478%	Three Month LIBOR	06/13/11	154
Lehman Brothers	USD	28,330	4.740%	Three Month LIBOR	06/17/11	341
Lehman Brothers	JPY	2,127,000	Six Month LIBOR	1.709%	12/17/15	(169)
Lehman Brothers	EUR	24,610	Six Month LIBOR	4.500%	03/18/16	617
Lehman Brothers	USD	51,000	5.336%	Three Month LIBOR	05/24/17	2,711
Lehman Brothers	USD	46,100	5.403%	Three Month LIBOR	05/25/17	2,675
Lehman Brothers	EUR	6,040	4.750%	Six Month LIBOR	07/04/17	(50)
Lehman Brothers	USD	15,520	4.928%	Three Month LIBOR	06/03/19	(19)
Lehman Brothers	USD	6,900	Three Month LIBOR	4.970%	06/11/19	(28)
Lehman Brothers	USD	5,170	Three Month LIBOR	5.040%	06/13/19	(48)
Lehman Brothers	USD	6,900	Three Month LIBOR	5.190%	06/17/19	(142)
Lehman Brothers	EUR	9,730	4.875%	Six Month LIBOR	03/18/24	(62)

See accompanying notes which are an integral part of the financial statements.

110	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Lehman Brothers	USD	2,100	Three Month LIBOR	5.000%	12/17/28	15
Lehman Brothers	USD	2,140	5.000%	Three Month LIBOR	12/17/38	(25)
Lehman Brothers	EUR	3,260	Six Month LIBOR	5.000%	12/17/38	(156)
Lehman Brothers	JPY	431,000	2.648%	Six Month LIBOR	12/17/38	161
Merrill Lynch	GBP	29,800	4.500%	Six Month LIBOR	09/20/09	(760)
Merrill Lynch	BRL	1,200	12.948%	Brazil Interbank Deposit Rate	01/04/10	(5)
Merrill Lynch	BRL	3,700	11.430%	Brazil Interbank Deposit Rate	01/04/10	(90)
Merrill Lynch	USD	13,700	4.000%	Three Month LIBOR	12/17/10	73
Merrill Lynch	GBP	1,670	Six Month LIBOR	5.250%	12/17/18	(7)
Merrill Lynch	GBP	300	Six Month LIBOR	4.000%	12/15/35	9
Merrill Lynch	USD	3,300	Three Month LIBOR	5.000%	12/17/38	39
Morgan Stanley	BRL	3,000	12.670%	Brazil Interbank Deposit Rate	01/04/10	(35)
Morgan Stanley	USD	33,300	4.000%	Three Month LIBOR	06/17/10	88
Morgan Stanley	EUR	67,090	Six Month LIBOR	4.500%	12/17/13	1,413
Morgan Stanley	GBP	350	Six Month LIBOR	5.250%	12/17/18	(1)
Morgan Stanley	GBP	1,520	Six Month LIBOR	5.250%	12/17/18	(6)
Morgan Stanley	USD	2,100	Three Month LIBOR	5.000%	12/17/18	(36)
Morgan Stanley	SEK	82,600	Three Month LIBOR	5.000%	12/17/18	134
Morgan Stanley	USD	1,400	Three Month LIBOR	5.000%	12/17/28	10
Morgan Stanley	USD	1,500	Three Month LIBOR	5.000%	12/17/38	18
Morgan Stanley	EUR	4,110	Six Month LIBOR	5.000%	12/17/38	(197)
Morgan Stanley	EUR	6,640	Six Month LIBOR	5.000%	12/17/38	(318)
Morgan Stanley	USD	7,140	5.000%	Three Month LIBOR	12/17/38	(84)
Morgan Stanley	USD	9,180	5.000%	Three Month LIBOR	12/17/38	(108)
Royal Bank of Canada	CAD	2,010	4.000%	Six Month LIBOR	12/17/13	17
Royal Bank of Scotland	GBP	500	6.000%	Six Month LIBOR	03/20/09	1
Royal Bank of Scotland	GBP	3,700	6.000%	Six Month LIBOR	06/19/09	6
Royal Bank of Scotland	USD	19,600	4.000%	Three Month LIBOR	06/17/10	52
Royal Bank of Scotland	EUR	900	1.955%	Consumer Price Index (France)	03/28/12	(37)
Royal Bank of Scotland	CAD	1,870	4.000%	Three Month LIBOR	12/17/13	16
Royal Bank of Scotland	GBP	2,670	5.250%	Six Month LIBOR	12/17/13	(46)
Royal Bank of Scotland	CAD	2,920	4.000%	Six Month LIBOR	12/17/13	25
Royal Bank of Scotland	CAD	4,240	Three Month LIBOR	4.000%	12/17/13	(37)
Royal Bank of Scotland	CAD	5,700	Three Month LIBOR	4.000%	12/17/13	(49)
Royal Bank of Scotland	USD	900	Three Month LIBOR	5.000%	12/17/18	(15)
Royal Bank of Scotland	GBP	1,000	Six Month LIBOR	5.250%	12/17/18	(4)
Royal Bank of Scotland	EUR	2,570	Six Month LIBOR	4.750%	12/17/18	29
Royal Bank of Scotland	SEK	24,400	5.000%	Three Month LIBOR	12/17/18	(34)
Royal Bank of Scotland	USD	2,100	Three Month LIBOR	5.000%	12/17/28	15
Royal Bank of Scotland	GBP	200	Six Month LIBOR	5.500%	12/15/36	(51)
Royal Bank of Scotland	GBP	1,600	Six Month LIBOR	4.000%	12/15/36	314
Royal Bank of Scotland	EUR	5,250	Six Month LIBOR	5.000%	12/17/38	(251)
Royal Bank of Scotland	USD	7,190	5.000%	Three Month LIBOR	12/17/38	(85)
UBS	AUD	26,900	7.000%	Three Month LIBOR	09/15/09	(79)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	111

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

UBS	BRL	3,000	12.410%	Brazil Interbank Deposit Rate	01/04/10	(35)
UBS	AUD	2,400	7.500%	Three Month LIBOR	03/15/10	11
UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	(71)
UBS	GBP	1,220	Six Month LIBOR	5.250%	12/17/13	21
UBS	AUD	1,680	Six Month LIBOR	7.500%	12/17/13	(28)
UBS	SEK	8,750	Three Month LIBOR	4.750%	12/17/13	31
UBS	JPY	45,000	Six Month LIBOR	1.500%	12/17/13	(1)
UBS	JPY	316,000	Six Month LIBOR	1.500%	12/17/13	(10)
UBS	AUD	2,250	7.250%	Six Month LIBOR	12/17/18	35
UBS	AUD	3,750	7.250%	Six Month LIBOR	12/17/18	58
UBS	AUD	4,420	7.250%	Six Month LIBOR	12/17/18	69
UBS	USD	8,810	Three Month LIBOR	5.000%	12/17/38	104

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $8,571						11,435

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	5,000	0.090%		08/25/37	(2,611)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	5,000	0.090%		08/25/37	(2,611)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	4,000	0.760%		01/25/38	(2,229)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	2,600	0.760%		01/25/38	(1,449)
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	55,000	(1.550%	)	06/20/13	567
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	7,100	0.110%		05/25/46	(2,347)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	5,000	0.090%		08/25/37	(2,611)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	3,500	0.090%		08/25/37	(1,828)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	4,000	0.090%		08/25/37	(2,089)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	7,500	0.760%		01/25/38	(4,179)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	5,000	0.760%		01/25/38	(2,786)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	6,000	0.170%		05/25/46	(4,610)
Alltel Communications Inc.	Lehman Brothers	USD	5,000	2.700%		06/20/13	113
American International Group	Deutsche Bank	USD	6,700	2.050%		03/20/13	(108)
American International Group	Deutsche Bank	USD	9,000	1.630%		06/20/13	(299)
Argentina Government International Bond	Lehman Brothers	USD	8,000	1.700%		08/20/08	(9)
Berkshire Hathaway	Deutsche Bank	USD	13,500	(1.000%	)	03/20/13	14
Brazilian Government International Bond	Lehman Brothers	USD	5,200	1.120%		11/20/11	37
Brazilian Government International Bond	Morgan Stanley	USD	500	1.660%		03/20/13	12
CDX	Deutsche Bank	USD	55,000	(1.550%	)	06/20/13	567
Chesapeake Energy Corp.	Lehman Brothers	USD	8,000	0.750%		09/20/08	(4)
CMBS AAA Index	Goldman Sachs	USD	2,200	0.080%		12/13/49	(222)
CMBS AAA Index	Morgan Stanley	USD	2,800	0.080%		12/13/49	(282)
Computer Sciences Corp.	Credit Suisse First Boston	USD	2,575	(1.180%	)	03/20/18	99
Countrywide Home Loans	Deutsche Bank	USD	10,000	4.500%		06/20/10	357
Countrywide Home Loans	Merrill Lynch	USD	800	6.300%		06/20/09	26

See accompanying notes which are an integral part of the financial statements.

112	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $
Custom FTD Basket	Morgan Stanley	USD	15,600	11.400%		08/20/08	678
Deutsche Bank	Royal Bank of Scotland	USD	6,100	0.550%		12/20/08	6
Dow Jones CDX High Volatility Index	Barclays	USD	2,500	(1.550%	)	06/20/13	26
Dow Jones CDX High Volatility Index	Chase Securities Inc.	USD	1,600	1.120%		12/20/12	19
Dow Jones CDX High Volatility Index	Chase Securities Inc.	USD	6,000	1.120%		12/20/12	70
Dow Jones CDX High Volatility Index	Citibank	USD	5,068	0.355%		06/20/12	(160)
Dow Jones CDX High Volatility Index	Citibank	USD	4,968	0.360%		06/20/12	(156)
Dow Jones CDX High Volatility Index	Citibank	USD	1,093	0.401%		06/20/12	(33)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	7,500	0.708%		12/20/12	84
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	24,900	(1.550%	)	06/20/13	257
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	1,400	0.530%		06/20/13	7
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	800	(5.000%	)	06/20/13	(53)
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	26,500	(1.550%	)	06/20/13	273
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	1,800	0.463%		06/20/13	3
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	1,200	0.555%		12/20/17	—
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	500	0.548%		12/20/17	—
Dow Jones CDX High Volatility Index	JP Morgan	USD	1,200	0.553%		12/20/17	—
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,100	1.833%		06/20/12	(79)
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	17,000	1.640%		12/20/12	33
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	19,873	1.580%		12/20/12	(4)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	20,400	(1.550%)		06/20/13	210
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	1,100	2.080%		06/20/12	(70)
Ford Motor Credit Co.	Barclays Bank PLC	USD	700	5.650%		09/20/12	(155)
Ford Motor Credit Co.	Goldman Sachs	USD	300	3.850%		09/20/12	(79)
Ford Motor Credit Co.	Lehman Brothers	USD	1,500	5.150%		09/20/12	(350)
Freddie Mac	Barclays Bank PLC	USD	2,700	0.720%		03/20/13	34
Gaz Capital for Gazprom	Barclays Bank PLC	USD	3,500	1.600%		12/20/12	(54)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	500	0.970%		10/20/12	(19)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	500	1.020%		10/20/12	(18)
Gaz Capital for Gazprom	JP Morgan	USD	300	0.970%		11/20/08	—
Gaz Capital for Gazprom	JP Morgan	USD	1,000	0.360%		05/20/09	(5)
Gaz Capital for Gazprom	Morgan Stanley	USD	200	2.180%		02/20/13	1
GE Capital Corporation	Banque National De Paris	USD	1,700	1.100%		12/20/09	4
GE Capital Corporation	Citibank	USD	400	0.750%		03/20/09	—
GE Capital Corporation	Citibank	USD	200	1.150%		03/20/10	1
GE Capital Corporation	Citibank	USD	600	1.050%		03/20/10	—
GE Capital Corporation	Goldman	USD	200	0.830%		12/20/09	—
GE Capital Corporation	Morgan Stanley	USD	300	0.950%		01/20/09	—
GE Capital Corporation	Royal Bank of Scotland	USD	200	1.100%		09/20/09	1
General Motors Acceptance Corp.	Bank of America	USD	4,000	(1.000%)		09/20/08	(57)
General Motors Acceptance Corp.	Lehman Brothers	USD	4,000	3.600%		09/20/08	(41)
General Motors Acceptance Corp.	Merrill Lynch	USD	400	1.850%		09/20/09	(70)
General Motors Acceptance Corp.	Morgan Stanley	USD	5,000	0.970%		09/20/08	(71)
General Motors Corp.	Citibank	USD	10,000	4.630%		12/20/12	(4,125)
General Motors Corp.	Lehman Brothers	USD	5,000	2.300%		09/20/08	(2)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	113

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $
Goldman Sachs Group, Inc.	Credit Suisse First Boston	USD	3,300	0.940%	09/20/12	(41)
Goldman Sachs Group, Inc.	Deutsche Bank	USD	1,700	0.880%	09/20/12	(25)
Indonesia Government International Bond	JP Morgan	USD	1,000	0.390%	12/20/08	(1)
Indonesia Government International Bond	Lehman Brothers	USD	400	0.400%	12/20/08	—
Kazkommerts International BV	Lehman Brothers	USD	2,700	4.250%	10/20/12	(293)
Merrill Lynch & Co.	Banque National De Paris	USD	5,300	2.170%	06/20/13	(127)
Merrill Lynch & Co.	Deutsche Bank	USD	1,800	2.200%	06/20/13	(41)
Merrill Lynch & Co.	Royal Bank of Scotland	USD	3,500	2.200%	06/20/13	(80)
Metlife, Inc.	Deutsche Bank	USD	6,700	2.050%	03/20/13	228
Metlife, Inc.	UBS	USD	6,700	2.050%	03/20/13	228
Mexico Government International Bond	Mexico Government International Bond	USD	2,400	0.920%	03/20/16	(40)
Neiman Marcus Group (The)	Lehman Brothers	USD	4,000	1.100%	09/20/08	(5)
Nordstrom, Inc.	JP Morgan	USD	2,750	(0.870%)	12/20/17	(79)
Panama Government International Bond	Chase Securities Inc.	USD	300	1.250%	01/20/17	(9)
Prudential	Deutsche Bank	USD	6,700	2.300%	03/20/13	179
Prudential	UBS	USD	6,700	2.300%	03/20/13	179
Russia Government International Bond	Morgan Stanley	USD	2,900	0.795%	08/20/12	(8)
Russia Government International Bond	Morgan Stanley	USD	300	0.780%	03/20/16	(6)

Russia Government International Bond	Morgan Stanley	USD	300	0.800%	03/20/16	(5)
SLM Corporation	Barclays	USD	300	5.100%	06/20/09	(1)
Sunguard Data Systems	Lehman Brothers	USD	8,000	3.500%	09/20/12	(152)
Ukraine SP Dub	JP Morgan	USD	4,500	0.730%	04/20/09	(36)
Univision Communications Inc.	Lehman Brothers	USD	8,000	1.750%	12/20/08	209
Wachovia	JP Morgan	USD	2,300	3.020%	03/20/13	48
Wells Fargo & Co	UBS	USD	600	0.800%	09/20/09	1

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - ($21,263)						(32,253)

See accompanying notes which are an integral part of the financial statements.

114	Multistrategy Bond Fund

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — July 31, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments	115

Russell Investment Company

Russell Funds

Notes to Schedule of Investments, continued — July 31, 2008 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

116	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Quarterly Report — July 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on six of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

Notes to Quarterly Report	117

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements disclosures.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

118	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). The International Securities and Global Equity Funds may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Global Equity and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2008 are presented on the Schedules of Investments for the applicable Funds.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Multistrategy Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.

Notes to Quarterly Report	119

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended July 31, 2008, the Multistrategy Bond Fund had $3,000,000 in unfunded loan commitments.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of July 31, 2008, the International Securities Fund and the Multistrategy Bond Fund had cash collateral balances of $15,713,579 and $11,631,067 respectively in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Funds or to effect investment transactions consistent with the Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

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Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

The Multistrategy Bond, Global Equity and International Securities Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are counterparty agreements and can be customized to meet each party’s needs and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back to the original party. Credit default swaps are counterparty agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Short Sales

The Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short.) As of July 31, 2008, $1,415,947,160 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the International Securities Fund and Global Equity Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

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Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

Mortgage-Related and Other Asset-Backed Securities

The Multistrategy Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMOresiduals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of mortgages (“mortgage-backed securities”), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than

122	Notes to Quarterly Report

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Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed Bonds

The Multistrategy Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended July 31, 2008 for the following Funds were as follows:

	International Securities		Multistrategy Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2007	—	$—	17,035	$5,536,309
Opened	3,470	16,399,389	7,375	10,316,120
Closed	(3,097)	(14,566,826)	(10,653)	(4,844,944)
Expired	—	—	(12,997)	(4,036,225)

Outstanding July 31, 2008	373	$1,832,563	760	$6,971,260

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in

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Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of July 31, 2008, the non-cash collateral pledged for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Diversified Equity	$13,860,880	Pool of US Government securities
International Securities	1,198,775	Pool of US Government securities
Multi-Strategy Bond	2,829,202	Pool of US Government securities
Quantitative Equity	2,127,411	Pool of US Government securities
Special Growth	5,658,638	Pool of US Government securities
Global Equity	2,496,347	Pool of US Government securities

4.	Related Party Transactions

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company’s securities lending program, in the RIC Money Market Fund. As of July 31, 2008, $1,596,632,371 of the Money Market Fund’s net assets represents investments by the Funds.

5.	Federal Income Taxes

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Diversified Equity Fund	Special Growth Fund	Quantitative Equity Fund

Cost of Investments	$4,414,274,510	$1,909,372,572	$4,699,576,121

Unrealized Appreciation	$122,906,003	$40,867,247	$506,627,061
Unrealized Depreciation	(91,138,347)	(33,426,646)	(664,623,821)

Net Unrealized Appreciation (Depreciation)	$31,767,656	$7,440,601	$(157,996,760)

	International Securities Fund	Global Equity Fund	Multistrategy Bond Fund
Cost of Investments	$4,120,309,326	$1,309,649,985	$8,312,854,398

Unrealized Appreciation	$57,224,096	$76,768,447	$40,310,642
Unrealized Depreciation	(69,803,698)	(138,595,773)	(444,855,142)

Net Unrealized Appreciation (Depreciation)	$(12,579,602)	$(61,827,326)	$(404,544,500)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

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Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquistion Date	Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

International Securities Fund - 0.1%
Bharti Airtel, Ltd.	08/06/08	97,700	185.28	1,810	1,819
Hyundai Motor Co.	06/12/08	12,130	33.64	408	425

					2,244

Multistrategy Bond Fund - 2.3%
Abu Dhabi National Energy Co.	07/24/08	2,450,000	99.85	2,446	2,515
Abu Dhabi National Energy Co.	07/24/08	4,950,000	99.94	4,947	5,004
American Express Credit Account Master Trust	08/02/07	3,030,994	100.03	3,032	2,961
American Express Credit Account Master Trust	08/02/07	3,500,000	96.37	3,373	3,466
American Express Credit Account Master Trust	08/02/07	2,000,000	97.60	1,952	1,953
Americo Life, Inc.	06/20/06	250,000	101.60	254	254
ANZ National International, Ltd.	07/09/08	4,000,000	99.91	3,996	4,001
BNP Paribas Capital Trust	06/01/06	2,600,000	112.16	2,916	2,650
Barclays Bank PLC	05/04/07	25,000,000	74.96	18,740	25,212
Bank of Scotland PLC	09/26/07	2,900,000	100.34	2,910	2,899
Bear Stearns Structured Products, Inc.	01/11/08	4,168,805	64.89	27,051	4,044
Bombardier, Inc.	11/10/06	375,000	128.47	482	553
CIT Mortgage Loan Trust	10/15/07	5,219,155	100.00	5,219	4,697
CIT Mortgage Loan Trust	10/15/07	1,700,000	100.00	1,700	1,262
CIT Mortgage Loan Trust	10/15/07	3,150,000	100.00	3,150	1,475
Catlin Insurance Co., Ltd.	01/11/07	575,000	100.00	575	343
COX Communications, Inc.	05/29/08	2,325,000	99.61	2,316	2,290
Deutsche ALT-A Securities NIM Trust	03/12/07	303,448	99.65	302	288
DG Funding Trust	10/04/06	361	10,584.58	3,821	3,617
Entergy Gulf States, Inc.	11/30/05	261,000	100.00	261	261
Evraz Group SA	05/15/08	1,900,000	100.65	1,912	1,848
Gaz Capital SA	02/28/07	4,250,000	100.97	4,291	4,331
Gaz Capital SA	02/28/07	500,000	100.00	500	506
Grupo Senda Autotransporte SA de CV	03/07/08	3,600,000	94.88	3,416	3,492
Helix Energy Solutions Group, Inc.	12/18/07	500,000	100.00	500	500
HSN, LP	07/16/08	2,425,000	99.35	2,409	2,410
Huntington Auto Trust	06/03/08	3,500,000	100.00	3,500	3,501
Lehman Brothers Floating Rate Commercial Mortgage Trust	02/14/07	1,737,754	100.03	1,738	1,620
Mantis Reef, Ltd.	10/28/03	585,000	99.98	585	583
Nationwide Life Global Funding I	11/14/01	17,500,000	97.83	17,119	17,481
Nuveen Investments, Inc.	02/15/08	898,000	87.46	785	808
Panama Canal Railway Co.	10/29/07	1,000,000	100.00	1,000	880
Steel Capital SA for OAO Severstal	07/22/08	2,700,000	100.00	2,700	2,701
Structured Asset Securities Corp.	02/11/08	6,000,000	95.61	5,736	5,914
Symetra Financial Corp.	06/02/06	900,000	98.40	886	790
Systems 2001 AT LLC	09/25/03	324,464	102.32	332	335

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Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Ticketmaster	07/16/08	1,545,000	100.00	1,545	1,599
TNK-BP Finance SA	09/28/07	4,280,000	98.45	4,214	3,959
Vedanta Resources PLC	06/28/08	2,000,000	100.00	2,000	1,980
Washington Mutual Preferred Funding LLC	12/06/06	5,000,000	60.53	3,027	1,625
Washington Mutual Preferred Funding LLC	12/06/06	9,500,000	93.99	8,929	4,372
Westfield Capital Corp., Ltd.	11/10/06	700,000	93.08	6516	638
White Mountains Re Group, Ltd.	05/17/08	11,855,000	94.30	11,179	8,995
World Financial Properties	11/08/02	141,970	103.93	148	140
Xlliac Global Funding	08/03/05	730,000	99.85	729	706
XM Satellite Radio Holdings, Inc.	07/24/08	375,000	88.00	330	342

					141,801

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

7.	Subsequent Events

At a meeting held on May 20, 2008, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company, approved a separate Agreement and Plan of Reorganization (each a “Plan”) with respect to the reorganization of each Acquired Fund (as defined below) into its corresponding Acquiring Fund (as defined below) (each a “Reorganization”).

Acquired Fund		Acquiring Fund
Diversified Equity Fund	into	Equity I Fund
Quantitative Equity Fund	into	Equity Q Fund
Special Growth Fund	into	Equity II Fund
International Securities Fund	into	International Fund
Multistrategy Bond Fund	into	Fixed Income III Fund

Each Plan provides for the reorganization of an Acquired Fund with and into its corresponding Acquiring Fund in exchange for Shares issued by the Acquiring Fund. The value of Shares issued by the Acquiring Fund in connection with each Reorganization will be equal at the time of the Reorganization to the value of the Shares of the corresponding Acquired Fund. Pursuant to each Plan, shares issued to an Acquired Fund by the corresponding Acquiring Fund will be distributed to Shareholders of the Acquired Fund in connection with the liquidation of the Acquired Fund. As a result, each Shareholder of the Acquired Fund will cease to be a Shareholder of the Acquired Fund and will instead be the owner of that number of full and fractional Shares of the corresponding Acquiring Fund having an aggregate value equal at the time of the Reorganization to the aggregate value of the Shares of the Acquired Fund held by that Shareholder at the effective time of the Reorganization.

Timing of Reorganizations

The Reorganizations are expected to occur on the dates set forth below. On September 2, 2008, prior to the Reorganizations, each Acquiring Fund will change its name.

Diversified Equity Fund: The Reorganization of the Diversified Equity Fund into the Equity I Fund (the Equity I Fund will change its name to the Russell U.S. Core Equity Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Special Growth Fund: The Reorganization of the Special Growth Fund into the Equity II Fund (the Equity II Fund will change its name to the Russell U.S. Small & Mid Cap Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

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International Securities Fund: The Reorganization of the International Securities Fund into the International Fund (the International Fund will change its name to the Russell International Developed Markets Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Quantitative Equity Fund: The Reorganization of the Quantitative Equity Fund into the Equity Q Fund (the Equity Q Fund will change its name to the Russell U.S. Quantitative Equity Fund on September 2, 2008) is expected to be completed on or about September 22, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 19, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Multistrategy Bond Fund: The Reorganization of the Multistrategy Bond Fund into the Fixed Income III Fund (the Fixed Income III Fund will change its name to the Russell Strategic Bond Fund on September 2, 2008) is expected to be completed on or about September 22, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 19, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

The Diversified Equity, Special Growth and International Securities Funds will be closed to new and existing shareholders on September 5, 2008 and no purchases of these Funds’ shares will be allowed on or after that date.

The Quantitative Equity and Multistrategy Bond Funds will be closed to new and existing shareholders on September 19, 2008 and no purchases of these Funds’ shares will be allowed on or after that date.

Prior to the closing date of the Reorganizations, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, and realized net capital gain, if any, for the current taxable year through the closing date. The record date for this special dividend for the Diversified Equity, Special Growth and International Securities Funds will be August 26, 2008, based on Fund records as of the close of business on August 25, 2008. The record date for this special dividend for the Quantitative Equity and Multistrategy Bond Funds will be September 9, 2008, based on Fund records as of the close of business on September 8, 2008.

You should consult your own tax adviser concerning the possible tax consequences of such dividends and/or other distributions.

Effective September 2, 2008, the Global Equity Fund will change its name to Russell Global Equity Fund.

Notes to Quarterly Report	127

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — July 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

128	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

Specialty Funds

JULY 31, 2008

FUND	SHARE CLASS	FUND NAME EFFECTIVE SEPTEMBER 2, 2008

Emerging Markets Fund	A, C, E, S	Russell Emerging Markets Fund

Real Estate Securities Fund	A, C, E, S	Russell Real Estate Securities Fund

Short Duration Bond Fund	A, C, E, S	Russell Short Duration Bond Fund

Tax Exempt Bond Fund	C, E, S	Russell Tax Exempt Bond Fund

Tax-Managed Large Cap Fund	C, E, S	Russell Tax-Managed U.S. Large Cap Fund

Tax-Managed Mid & Small Cap Fund	C, E, S	Russell Tax-Managed U.S. Mid & Small Fund

Select Growth Fund	C, E, I, S	Russell U.S. Growth Fund

Select Value Fund	C, E, I, S	Russell U.S. Value Fund

Fixed Income I Fund	C, E, I, S, Y	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds.

Russell Investment Company

Specialty Funds

Quarterly Report

July 31, 2008 (Unaudited)

Russell Investment Company - Specialty Funds.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Emerging Markets Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 86.3%
Bahrain - 0.2%
Gulf Finance House EC - GDR (Þ)	39,050	1,503
Gulf Finance House EC - GDR	19,250	740

		2,243

Bermuda - 0.8%
Aquarius Platinum, Ltd.	87,600	863
C C Land Holdings, Ltd.	805,000	473
Central European Media Enterprises (Æ)	1,000	82
Central European Media Enterprises, Ltd. Class A (Æ)	18,378	1,530
China Hongxing Sports, Ltd. (Ñ)	6,041,100	2,104
Cosan, Ltd. (Æ)(Ñ)	46,789	613
Credicorp, Ltd.	36,742	2,719
GOME Electrical Appliances Holdings, Ltd.	3,125,000	1,304
Hopson Development Holdings, Ltd.	54,000	57
Nine Dragons Paper Holdings, Ltd.	187,000	145
Shangri-La Asia, Ltd.	318,000	682
Wilson Sons, Ltd. - BDR (Æ)	94,643	1,157
Yue Yuen Industrial Holdings, Ltd. (Æ)	20,000	52

		11,781

Brazil - 9.6%
All America Latina Logistica SA (Æ)	189,800	2,530
Amil Participacoes SA	140,240	1,209
Anhanguera Educacional Participacoes SA	79,015	1,539
Aracruz Celulose SA - ADR (Ñ)	59,598	4,142
Banco Bradesco SA - ADR (Ñ)	57,600	1,223
Banco do Brasil SA	658,600	10,554
Banco Itau Holding Financeira SA - ADR (Ñ)	207,750	4,425
Bovespa Holding SA - ADR	187,900	2,374
Brasil Brokers Participacoes SA (Æ)	3,500	2,782
Brasil Telecom Participacoes SA	51,100	1,672
Centrais Eletricas Brasileiras SA	262,745	5,100
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Æ)(Ñ)	15,819	729
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	348,640	8,650
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	23,710	1,188
Cia de Saneamento de Minas Gerais-Copasa MG (Æ)	51,400	961
Cia Paranaense de Energia	2,000	40
Cia Vale do Rio Doce (Æ)	99,600	3,010
Cia Vale do Rio Doce Class B - ADR (Æ)	932,040	26,124

	Principal Amount ($) or Shares	Market Value $
Cyrela Brazil Realty SA	180,700	2,630
Gerdau SA	39,600	695
Gerdau SA - ADR (Ñ)	189,900	4,134
JBS SA (Æ)	521,600	2,797
Lojas Renner SA (Æ)	60,000	1,202
Magnesita Refratarios SA (Æ)	110,000	1,643
Marfrig Frigorificos e Comercio de Alimentos SA (Æ)	151,347	1,874
MRV Engenharia e Participacoes SA	12,600	290
NET Servicos de Comunicacao SA - ADR (Æ)(Ñ)	150,900	1,895
PDG Realty SA Empreendimentos e Participacoes	47,000	705
Perdigao SA (Æ)	72,509	1,977
Petroleo Brasileiro SA - ADR	430,240	22,754
Redecard SA	35,300	658
Souza Cruz SA	60,800	1,714
Tele Norte Leste Participacoes SA (Æ)	45,200	1,183
Tele Norte Leste Participacoes SA - ADR	185,300	4,375
Unibanco - Uniao de Bancos Brasileiros SA (Æ)	133,200	1,769
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)	38,300	5,041
Usinas Siderurgicas de Minas Gerais SA	89,750	3,831
Weg SA	83,600	961

		140,380

Canada - 0.3%
First Quantum Minerals, Ltd.	73,396	5,053

Cayman Islands - 2.0%
Agile Property Holdings, Ltd.	658,000	612
Alibaba.com, Ltd. (Æ)(Å)	186,500	235
ASM Pacific Technology	319,500	2,299
Belle International Holdings, Ltd.	1,906,500	1,960
China Mengniu Dairy Co., Ltd.	840,000	2,478
China Shanshui Cement Group, Ltd. (Æ)	1,577,000	639
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	58,500	1,738
Foxconn International Holdings, Ltd.	1,075,000	1,016
Hidili Industry International Development, Ltd. (Æ)	677,000	1,013
Kingboard Chemical Holdings, Ltd.	299,000	1,434
Lifestyle International Holdings, Ltd.	533,500	801
Luen Thai Holdings, Ltd.	1,389,000	154
Pacific Textile Holdings, Ltd.	1,069,000	187
Parkson Retail Group, Ltd.	2,533,973	3,496
Shimao Property Holdings, Ltd.	593,000	733
Shui On Land, Ltd.	2,481,162	2,246
Sina Corp. (Æ)(Ñ)	82,800	3,745

Emerging Markets Fund	3

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Soho China, Ltd.	315,500	187
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	49,000	1,640
Tencent Holdings, Ltd.	180,000	1,590
Uni-President China Holdings, Ltd. (Æ)	2,089,000	835

		29,038

Chile - 0.5%
Banco de Credito e Inversiones (Æ)	41,000	1,122
Banco Santander Chile SA - ADR	75,730	3,461
Embotelladora Andina SA - ADR	58,900	1,087
Lan Airlines SA - ADR (Ñ)	100,100	1,162
SACI Falabella	174,045	738

		7,570

China - 5.2%
Air China, Ltd. Class H (Æ)	2,508,000	1,410
Anhui Conch Cement Co., Ltd. Class H (Æ)	895,695	5,261
Bank of China, Ltd. (Æ)	2,164,000	989
Bank of Communications Co., Ltd. Class H (Æ)	1,218,000	1,542
China Coal Energy Co.	92,000	165
China Communications Construction Co., Ltd. Class H	2,226,000	4,144
China Construction Bank Corp. Class H	2,865,000	2,513
China COSCO Holdings Co., Ltd. Class H	1,301,000	3,128
China Merchants Bank Co., Ltd. (Æ)	434,000	1,572
China National Building Material Co., Ltd. Class H (Æ)	558,000	1,077
China Oilfield Services, Ltd. Class H (Æ)	142,000	212
China Petroleum & Chemical Corp. - ADR (Ñ)	17,742	1,867
China Petroleum & Chemical Corp. Class H	16,506,000	17,322
China Railway Construction Corp. (Æ)	43,500	67
China Shenhua Energy Co., Ltd.	1,780,000	6,562
China Telecom Corp., Ltd. Class H	5,561,000	3,040
Datang International Power Generation Co., Ltd. Class H (Æ)	644,000	377
Dongfeng Motor Group Co., Ltd. Class H (Æ)	1,970,000	849
Guangzhou R&F Properties Co., Ltd.	360,500	734
Industrial & Commercial Bank of China	8,179,085	6,154
Jiangsu Expressway Co., Ltd. Class H (Æ)	2,752,000	2,331
Jiangxi Copper Co., Ltd. Class H	976,000	1,784
PetroChina Co., Ltd. - ADR (Ñ)	54,239	7,239
PetroChina Co., Ltd. Class H	1,423,000	1,900

	Principal Amount ($) or Shares	Market Value $
Ping An Insurance Group Co. of China, Ltd. Class H	261,600	1,815
Shanghai Forte Land Co. Class H	1,280,000	340
Sinopec Shanghai Petrochemical Co., Ltd. Class H	264,000	87
Weiqiao Textile Co. Class H	780,000	599
Yanzhou Coal Mining Co., Ltd. Class H (Æ)	984,000	1,771

		76,851

Colombia - 0.4%
BanColombia SA	160,900	1,326
BanColombia SA - ADR	118,296	3,990

		5,316

Cyprus - 0.0%
Mirland Development Corp. PLC (Æ)	106,900	582

Czech Republic - 0.8%
CEZ (Æ)	76,200	6,331
Komercni Banka AS (Ñ)	13,000	3,328
Telefonica O2 Czech Republic AS	80,900	2,737

		12,396

Egypt - 1.5%
Egyptian Financial Group-Hermes Holding (Æ)	507,839	4,536
Orascom Construction Industries (Æ)	127,800	9,355
Orascom Construction Industries - GDR	35,094	5,092
Orascom Telecom Holding SAE (Æ)	167,388	1,785
Orascom Telecom Holding SAE - GDR (Æ)(Ñ)	6,200	323
Talaat Moustafa Group (Æ)	638,403	976

		22,067

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	165,249	4,085

Hong Kong - 3.2%
Beijing Enterprises Holdings, Ltd.	546,000	2,064
China Insurance International Holdings Co., Ltd.	1,811,000	4,140
China Merchants Holdings International Co., Ltd.	1,017,684	3,876
China Mobile, Ltd.	501,500	6,708
China Mobile, Ltd. - ADR (Ñ)	74,790	5,000
China Netcom Group Corp. Hong Kong, Ltd. (Æ)	1,812,500	5,516

4	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

China Overseas Land & Investment, Ltd.	812,000	1,448
China Resources Enterprise	2,522,189	6,439
China Resources Power Holdings Co.	98,000	217
China Unicom, Ltd.	392,000	805
Citic Pacific, Ltd.	981,000	3,755
CNOOC, Ltd.	3,106,000	4,578
Franshion Properties China, Ltd. (Æ)	1,968,000	759
Guangdong Investment, Ltd.	138,000	54
Guangzhou Investment Co., Ltd.	390,000	57
Sinotrans Shipping, Ltd. (Æ)	3,755,500	1,819

		47,235

Hungary - 0.5%
MOL Hungarian Oil and Gas Nyrt (Æ)	24,516	3,376
MOL Hungarian Oil and Gas Nyrt - ADR (Æ)	21,900	1,581
Richter Gedeon Nyrt	9,718	2,216

		7,173

India - 4.7%
Allahabad Bank	243,535	337
Andhra Bank	429,000	533
Associated Cement Co., Ltd. (Æ)	4,573	64
Bajaj Auto, Ltd. (Æ)	27,571	341
Bajaj Finserv, Ltd. (Æ)	27,571	282
Bajaj Holdings and Investment, Ltd.	8,440	69
Bank of Baroda	220,000	1,310
BF Utilities, Ltd.	17,297	799
Bharti Airtel, Ltd. (Æ)	245,070	4,569
Chennai Petroleum Corp., Ltd.	81,660	568
Container Corp. of India	72,498	1,425
Dish TV India, Ltd.	3,716	3
DLF, Ltd.	193,664	2,300
GAIL India, Ltd. - GDR	34,353	1,821
Genesis Indian Investment Co., Ltd.	559,919	22,934
Glenmark Pharmaceuticals, Ltd.	5,437	84
GMR Infrastructure, Ltd. (Æ)	363,543	783
Great Eastern Shipping Co., Ltd. (The) Class A	223,050	2,131
HDFC Bank, Ltd. - ADR (Ñ)	29,200	2,283
Housing Development Finance Corp.	55,913	2,960
ICICI Bank, Ltd. - ADR (Ñ)	15,400	456
Indian Overseas Bank	250,000	492
Jaiprakash Associates, Ltd.	170,900	623
Larsen & Toubro, Ltd.	44,970	2,725
Maruti Suzuki India, Ltd.	40,791	551
Mundra Port and Special Economic Zone, Ltd. (Æ)	67,411	899

	Principal Amount ($) or Shares	Market Value $
NTPC, Ltd.	464,830	1,844
Oil & Natural Gas Corp., Ltd.	72,735	1,689
Oriental Bank of Commerce (Æ)	111,000	398
Reliance Industries, Ltd.	99,254	5,104
Reliance Industries, Ltd. - GDR (Þ)	12,700	1,301
State Bank of India, Ltd. - GDR	29,197	1,917
Steel Authority of India, Ltd.	156,605	508
Sun TV Network, Ltd.	148,536	809
Suzlon Energy, Ltd. (Æ)	415,205	2,143
Union Bank of India (Æ)	118,000	360
United Spirits, Ltd.	29,145	873

		68,288

Indonesia - 2.0%
Aneka Tambang Tbk PT (Æ)	13,303,000	3,603
Astra Agro Lestari Tbk PT	336,789	808
Bank Rakyat Indonesia	11,682,982	7,715
Bumi Resources Tbk PT	3,739,500	2,762
International Nickel Indonesia Tbk PT	3,203,000	1,602
Kawasan Industri Jababeka Tbk PT (Æ)	28,570,000	419
PT Astra International Tbk	597,000	1,474
Ramayana Lestari Sentosa Tbk PT (Æ)	6,191,492	509
Telekomunikasi Indonesia Tbk PT	7,754,807	6,501
Telekomunikasi Indonesia Tbk PT - ADR	66,470	2,192
Timah Tbk PT (Æ)	703,000	2,462

		30,047

Israel - 3.3%
Bank Hapoalim BM	1,187,300	4,921
Bank Leumi Le-Israel BM	1,355,702	5,947
Cellcom Israel, Ltd.	61,687	2,026
Check Point Software Technologies (Æ)(Ñ)	208,080	4,751
IDB Development Corp., Ltd.	20,729	466
Israel Chemicals, Ltd.	574,810	10,576
Israel Corp., Ltd. (The) (Æ)	660	777
Makhteshim-Agan Industries, Ltd.	222,578	1,925
Oil Refineries, Ltd.	695,405	485
Partner Communications	262,041	5,674
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	233,441	10,468

		48,016

Kazakhstan - 0.1%
Halyk Savings Bank of Kazakhstan Class A	66,374	855
Halyk Savings Bank of Kazakhstan JSC - GDR	200	3

		858

Emerging Markets Fund	5

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Luxembourg - 3.0%
Evraz Group SA - GDR	47,400	4,550
Genesis Smaller Companies	425,584	30,119
MHP SA - GDR (Æ)	77,900	1,262
Millicom International Cellular SA (Ñ)	30,800	2,383
Tenaris SA - ADR	96,665	5,824

		44,138

Malaysia - 1.2%
Bumiputra-Commerce Holdings BHD	2,469,925	6,590
Bursa Malaysia BHD	259,800	570
IGB Corp. BHD	1,829,900	791
IOI Corp. BHD	1,086,550	1,910
KLCC Property Holdings BHD	256,000	225
Kuala Lumpur Kepong BHD	142,200	596
Malaysian Bulk Carriers BHD	358,025	405
MISC BHD	755,195	1,955
PPB Group BHD	123,000	350
Proton Holdings BHD	169,800	160
Public Bank BHD	80,400	258
Sime Darby BHD	1,053,672	2,545
SP Setia BHD	332,550	310
TA Enterprise BHD (Æ)	725,200	193
TM International BHD (Æ)	395,200	766

		17,624

Mexico - 4.8%
Alfa SAB de CV Class A (Æ)	678,600	4,391
America Movil SAB de CV Series L	318,373	16,075
Carso Global Telecom SAB de CV Class A	140,600	765
Cemex SAB de CV (Æ)	4,700,205	10,010
Coca-Cola Femsa SAB de CV (Æ)	29,600	169
Corp. GEO SAB de CV (Æ)(Ñ)	570,000	2,078
Corp. Moctezuma SAB de CV (Æ)	308,282	731
Fomento Economico Mexicano SAB de CV - ADR	86,982	3,989
Grupo Aeroportuario del Pacifico SA de CV - ADR	22,100	656
Grupo Aeroportuario del Pacifico SA de CV Class B (Æ)	98,100	293
Grupo Carso SAB de CV (Æ)	32,800	143
Grupo Famsa SAB de CV Class A (Æ)(Ñ)	410,000	1,253
Grupo Financiero Banorte SAB de CV Class O	1,406,790	6,090
Grupo Financiero Inbursa SA Class O (Æ)	568,189	2,138
Grupo Mexico SAB de CV	2,134,800	3,785
Grupo Televisa SA - ADR (Ñ)	39,092	879
Megacable Holdings SAB de CV (Æ)	461,203	1,011

	Principal Amount ($) or Shares	Market Value $
Telefonos de Mexico SAB de CV (Ñ)	798,800	1,010
Telefonos de Mexico SAB de CV Series L - ADR (Ñ)	122,700	3,092
Telmex Internacional SAB de CV (Æ)	479,000	332
Telmex Internacional SAB de CV - ADR (Æ)(Ñ)	40,100	551
Urbi Desarrollos Urbanos SA de CV (Æ)(Ñ)	1,250,700	4,180
Wal-Mart de Mexico SAB de CV (Æ)(Ñ)	969,279	3,942
Wal-Mart de Mexico SAB de CV - ADR	61,400	2,474

		70,037

Netherlands - 0.5%
New World Resources NV (Æ)	38,000	1,171
X 5 Retail Group NV - GDR	211,797	6,311

		7,482

Nigeria - 0.2%
First City Monument Bank PLC	4,643,721	651
Guaranty Trust Bank - GDR	149,345	1,717
Nigerian Breweries PLC	203,792	90
Nigerian Breweries PLC (Æ)	395,840	175
United Bank for Africa PLC (Æ)	3,361,902	912

		3,545

Oman - 0.3%
Bank Muscat SAOG	29,310	123
Bank Muscat SAOG - GDR	188,190	3,366
National Bank of Oman, Ltd.	806,050	1,311

		4,800

Pakistan - 0.5%
Engro Chemical Pakistan, Ltd.	396,600	1,156
Fauji Fertilizer Co., Ltd.	1,804,822	3,209
ICI Pakistan, Ltd.	170,400	361
Oil & Gas Development Co., Ltd.	344,000	555
Pakistan Petroleum, Ltd.	170,500	505
Pakistan State Oil Co., Ltd.	224,500	1,167

		6,953

Philippines - 0.3%
Philippine Long Distance Telephone Co.	34,630	1,964
Philippine Long Distance Telephone Co. - ADR	29,840	1,696
Universal Robina Corp.	2,009,000	487

		4,147

6	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Poland - 0.8%
Bank Pekao SA	14,500	1,322
KGHM Polska Miedz SA	182,867	7,498
Powszechna Kasa Oszczednosci Bank Polski SA	40,000	1,008
Telekomunikacja Polska SA	117,403	1,299

		11,127

Qatar - 0.5%
Commercial Bank of Qatar - GDR (Æ)	508,600	3,809
Qatar Islamic Bank	28,000	1,165
Qatar National Bank SAQ	25,000	1,610

		6,584

Russia - 9.0%
Bank St. Petersburg (Æ)	183,700	1,021
Gazprom OAO - ADR	359,234	17,315
Gazprom OAO - ADR (Æ)	258,031	12,363
Kalina	15,100	362
LSR Group - GDR (Æ)	49,681	641
LUKOIL - ADR	431,547	36,098
Magnit OAO (Æ)	74,050	3,406
Magnitogorsk Iron & Steel Works - GDR (Þ)	87,200	1,253
Magnitogorsk Iron & Steel Works - GDR	137,200	1,969
Mechel - ADR (Ñ)	44,000	934
MMC Norilsk Nickel	9,894	2,102
MMC Norilsk Nickel - ADR	593,000	12,939
Mobile Telesystems OJSC - ADR	82,979	5,925
NovaTek OAO - GDR (Þ)	19,900	1,473
NovaTek OAO - GDR	8,100	618
Novorossiysk Commercial Sea Port - GDR (Þ)	23,647	319
Novorossiysk Commercial Sea Port - GDR	142,352	1,922
Pharmstandard - GDR (Æ)	71,900	1,977
PIK Group - GDR	113,300	2,596
RBC Information Systems (Æ)	146,581	1,114
Rosneft Oil Co. (Æ)	77,000	813
Sberbank	1,685,379	5,017
Seventh Continent (Æ)	47,000	1,222
Severstal - GDR	19,733	379
Surgutneftegaz - ADR (Ñ)	137,130	1,230
Surgutneftegaz - ADR (Æ)	94,460	842
Tatneft - GDR	10,600	1,267
TMK OAO	87,000	696
TMK OAO - GDR	10,500	346
Uralkali - GDR (Æ)	86,218	5,050
Vimpel-Communications - ADR	56,100	1,415

	Principal Amount ($) or Shares	Market Value $
VTB Bank OJSC - GDR (Þ)	43,600	305
VTB Bank OJSC - GDR	781,694	5,452
Wimm-Bill-Dann Foods OJSC - ADR	14,289	1,390

		131,771

Singapore - 0.2%
Straits Asia Resources, Ltd. (Ñ)	957,000	1,940
Yangzijiang Shipbuilding Holdings, Ltd. (Æ)(Ñ)	1,007,000	586

		2,526

South Africa - 5.5%
ABSA Group, Ltd.	118,787	1,651
African Rainbow Minerals, Ltd.	7,721	259
ArcelorMittal South Africa, Ltd.	216,667	5,759
Aspen Pharmacare Holdings, Ltd. (Æ)	59,261	339
Aveng, Ltd.	116,279	981
Barloworld, Ltd.	293,740	2,672
Bidvest Group, Ltd.	399,055	5,462
DataTec, Ltd.	270,000	995
Exxaro Resources, Ltd.	293,656	4,318
Grindrod, Ltd.	261,948	851
Impala Platinum Holdings, Ltd.	200,653	6,699
Imperial Holdings, Ltd.	85,100	511
Kumba Iron Ore, Ltd.	33,786	1,171
Massmart Holdings, Ltd.	123,508	1,261
Mondi, Ltd.	105,557	639
MTN Group, Ltd. (Æ)	231,105	3,981
Murray & Roberts Holdings, Ltd.	104,521	1,356
Netcare, Ltd. (Æ)	1,253,000	1,218
Pick’n Pay Stores, Ltd.	142,954	558
Pretoria Portland Cement Co., Ltd.	108,525	500
Reunert, Ltd.	113,383	806
Sanlam, Ltd.	2,194,700	5,220
Sasol, Ltd.	455,732	24,199
Standard Bank Group, Ltd.	782,011	9,597

		81,003

South Korea - 9.4%
Amorepacific Corp.	1,157	733
Daelim Industrial Co.	12,240	1,091
Daum Communications Corp. (Æ)	9,816	650
DC Chemical Co., Ltd. (Ñ)	4,035	1,481
Dongkuk Steel Mill Co., Ltd.	11,730	572
GS Holdings Corp.	26,600	986
Hana Financial Group, Inc.	101,600	3,847
Hankook Tire Co., Ltd.	174,610	2,585
Hanwha Chem Corp. (Ñ)	119,120	1,476

Emerging Markets Fund	7

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Honam Petrochemical Corp. (Ñ)	73,814	5,471
Hynix Semiconductor, Inc. (Ñ)	339,980	7,262
Hyosung Corp. (Æ)(Ñ)	22,450	1,666
Hyundai Development Co. (Ñ)	27,500	1,280
Hyundai Engineering & Construction Co., Ltd. (Ñ)	14,415	967
Hyundai Marine & Fire Insurance Co., Ltd. (Æ)	67,100	1,353
Hyundai Mobis	34,350	2,988
Hyundai Motor Co. (Ñ)	79,470	5,546
Hyundai Steel Co.	49,740	3,375
Hyunjin Materials Co., Ltd. (Ñ)	15,306	693
Industrial Bank of Korea	237,400	3,692
KCC Corp.	5,315	2,277
Kookmin Bank	159,202	9,130
Kookmin Bank - ADR (Ñ)	30,270	1,736
Korea Electric Power Corp.	152,070	4,856
Korea Electric Power Corp. - ADR	3,900	62
Korea Investment Holdings Co., Ltd.	20,911	861
KT Corp.	31,580	1,301
KT Corp. - ADR	6,700	137
LG Chem, Ltd. (Ñ)	46,754	4,746
LG Corp.	17,800	1,136
LG Display Co., Ltd.	8,680	254
LG Display Co., Ltd. - ADR (Ñ)	24,105	358
LG Household & Health Care, Ltd. (Ñ)	16,333	3,190
LIG Insurance Co., Ltd.	73,400	1,607
MegaStudy Co., Ltd.	3,450	864
NHN Corp.	11,457	1,878
Poongsan Corp. (Ñ)	7,025	151
Poongsan Corp. (Æ)(Ñ)	37,364	463
POSCO	8,029	4,273
S-Oil Corp. (Ñ)	53,548	3,630
Samsung Card Co.	23,801	1,047
Samsung Electro-Mechanics Co., Ltd.	8,588	284
Samsung Electronics Co., Ltd.	37,676	20,972
Samsung Electronics Co., Ltd. - GDR (Þ)	21,985	5,646
Samsung Electronics Co., Ltd. - GDR	880	160
Samsung Fire & Marine Insurance Co., Ltd. (Æ)	32,279	6,339
Samsung SDI Co., Ltd. (Æ)(Ñ)	37,532	3,105
Shinhan Financial Group Co., Ltd.	92,760	4,336
Shinsegae Co., Ltd.	1,938	997
SK Energy Co., Ltd.	14,227	1,450
SK Holdings Co., Ltd.	2,246	270
STX Pan Ocean Co., Ltd. (Ñ)	1,156,600	2,198
Taewoong Co., Ltd. (Æ)	1,226	120
Taihan Electric Wire Co., Ltd.	13,880	537

		138,085

	Principal Amount ($) or Shares	Market Value $
Taiwan - 6.7%
Advanced Semiconductor Engineering, Inc. - ADR (Ñ)	159,956	702
Asia Cement Corp.	241,930	352
Asustek Computer, Inc.	1,533,000	4,021
AU Optronics Corp. (Ñ)	1,653,177	1,863
AU Optronics Corp. - ADR (Ñ)	5,723	65
Cathay Financial Holding Co., Ltd. (Æ)	956,807	1,850
Cathay Financial Holding Co., Ltd. - GDR	63,893	1,256
China Steel Corp. - GDR	8,140	232
China Steel Corp. Class H	6,775,429	9,667
Chinatrust Financial Holding Co., Ltd. (Æ)	1,278,000	920
Chunghwa Telecom Co., Ltd.	352,000	887
CMC Magnetics Corp. (Æ)	5,459,000	1,431
Compal Electronics, Inc.	2,887,746	2,776
Delta Electronics, Inc. (Æ)	1,243,030	3,161
Evergreen Marine Corp. Taiwan, Ltd.	1,513,870	976
Far Eastern Department Stores Co., Ltd.	1,893,150	1,647
Far Eastern Textile Co., Ltd.	2,637,254	3,364
Farglory Land Development Co., Ltd.	478,000	1,215
Formosa Chemicals & Fibre Corp. (Æ)	2,237,000	3,903
Formosa Plastics Corp. (Æ)	509,000	1,068
Foxconn Technology Co., Ltd.	302,935	1,384
High Tech Computer Corp.	285,623	4,476
HON HAI Precision Industry Co., Ltd.	510,330	2,462
InnoLux Display Corp.	274,000	424
InnoLux Display Corp. - GDR (Æ)(Þ)	122,800	379
Inventec Co., Ltd. (Æ)	195,300	99
Kinsus Interconnect Technology Corp. (Æ)	454,260	790
MediaTek, Inc.	610,381	6,291
Micro-Star International Co., Ltd.	511,340	320
Nan Ya Plastics Corp.	1,392,710	2,374
POU Chen Corp. Class B	1,155,610	890
Powerchip Semiconductor Corp.	6,552,308	1,535
Quanta Computer, Inc.	282,306	403
Ritek Corp.	2,653,161	449
Siliconware Precision Industries Co. (Æ)	1,533,475	2,020
Siliconware Precision Industries Co. - ADR (Ñ)	159,782	1,059
Synnex Technology International Corp.	1,398,100	3,075
Taiwan Cement Corp. (Æ)	369,134	467
Taiwan Semiconductor Manufacturing Co., Ltd.	6,370,889	11,554
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	218,072	2,072
Teco Electric and Machinery Co., Ltd. (Æ)	1,037,000	500
U-Ming Marine Transport Corp.	609,000	1,627
Uni-President Enterprises Corp.	1,296,240	1,722

8	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Microelectronics Corp.	10,686,812	4,946
United Microelectronics Corp. - ADR (Ñ)	414,843	1,066
Vanguard International Semiconductor Corp. (Æ)	1,110,854	604
Walsin Lihwa Corp.	2,931,000	1,009
Wistron Corp.	1,486,765	2,189
Wistron Corp. - GDR	36,142	524
Yuanta Financial Holding Co., Ltd.	1,645,135	951

		99,017

Thailand - 1.6%
Airports of Thailand PCL	223,212	260
Bank of Ayudhya PCL (Æ)	1,028,541	605
Banpu PCL	96,500	1,199
Charoen Pokphand Foods PCL	1,099,500	114
CP 7-Eleven PCL (Æ)	70,180	21
Electricity Generating PCL	19,400	47
Glow Energy PCL - GDR	942,500	781
Hana Microelectronics PCL	623,500	322
IRPC PCL	3,460,900	413
Precious Shipping PCL	922,100	518
PTT Aromatics & Refining PCL	1,891,626	1,203
PTT Chemical PCL	1,424,732	2,957
PTT Exploration & Production PCL	369,300	1,632
PTT PCL	560,800	4,220
Ratchaburi Electricity Generating Holding PCL	270,600	319
Regional Container Lines PCL	962,600	417
Siam Cement PCL	102,000	520
Siam Commercial Bank PCL	1,161,900	2,585
Thai Airways International PCL	162,400	75
Thai Beverage PCL	12,374,868	1,943
Thai Oil PCL	725,200	1,061
Thoresen Thai Agencies PCL	539,600	600
Total Access Communication PCL	953,200	1,252

		23,064

Turkey - 3.3%
Akcansa Cimento AS (Æ)	75,895	308
Anadolu Efes Biracilik Ve Malt Sanayii AS (Æ)	414,595	4,665
Asya Katilim Bankasi AS	297,000	756
BIM Birlesik Magazalar AS (Æ)	27,000	1,016
Cimsa Cimento Sanayi VE Tica	263,875	1,280
Dogan Sirketler Grubu Holdings	2,341,900	3,453
Eregli Demir ve Celik Fabrikalari TAS (Æ)	909,730	7,542
Ford Otomotiv Sanayi AS	143,300	1,218

	Principal Amount ($) or Shares	Market Value $
Haci Omer Sabanci Holding AS (Æ)	572,370	2,851
Migros Turk TAS (Æ)	157,357	2,761
Trakya Cam Sanayi AS	448,051	597
Tupras Turkiye Petrol Rafine (Æ)	250,037	6,778
Turk Hava Yollari (Æ)(Ñ)	65,887	335
Turk Sise ve Cam Fabrikalari AS (Æ)	100,353	139
Turk Telekomunikasyon AS (Æ)	24,258	89
Turkiye Garanti Bankasi AS (Æ)	1,595,152	5,321
Turkiye Is Bankasi Class C	1,216,009	5,633
Turkiye Vakiflar Bankasi Tao Class D	167,700	339
Vestel Elektronik Sanayi (Æ)(Ñ)	402,003	607
Yapi ve Kredi Bankasi AS	1,488,403	3,393

		49,081

United Arab Emirates - 0.3%
Dubai Financial Market	885,300	1,114
Emaar Properties PJSC	899,100	2,570

		3,684

United Kingdom - 2.0%
Anglo American PLC	221,352	12,695
Antofagasta PLC	151,000	1,720
Astro All Asia Networks PLC	219,067	222
Eurasian Natural Resources Corp. (Æ)	66,165	1,373
Hikma Pharmaceuticals PLC	294,610	2,312
Kazakhmys PLC	21,876	644
SABMiller PLC	163,489	3,407
Sibir Energy PLC	50,000	611
Tullow Oil PLC	383,143	5,949

		28,933

United States - 0.8%
Central European Distribution Corp. (Æ)(Ñ)	77,510	5,655
CTC Media, Inc. (Æ)(Ñ)	49,100	1,135
Southern Copper Corp. (Ñ)	188,052	5,224

		12,014

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA - ADR (Ñ)	13,332	182

Zimbabwe - 0.0%
Delta Corp., Ltd. (ß)	1,323,859	666

Total Common Stocks
(cost $1,050,177)		1,265,442

Emerging Markets Fund	9

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 5.8%
Brazil - 4.8%
Aracruz Celulose SA (Æ)	61,500	428
Banco Bradesco SA (Æ)	133,813	2,832
Banco Itau Holding Financeira SA	189,325	4,049
Brasil Telecom Participacoes SA	379,200	5,835
Centrais Eletricas Brasileiras SA (Æ)	328,419	5,500
Cia Paranaense de Energia (Æ)	158,500	3,255
Cia Vale do Rio Doce (Æ)	90,800	2,368
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	12,600	301
Fertilizantes Fosfatados SA	12,000	782
Investimentos Itau SA	613,002	4,035
Metalurgica Gerdau SA	80,400	2,412
Petroleo Brasileiro SA (Æ)	479,300	10,986
Tam SA	42,300	864
Tele Norte Leste Participacoes SA (Æ)	254,200	6,037
Telemar Norte Leste SA (Æ)	30,200	1,805
Usinas Siderurgicas de Minas Gerais SA	402,150	17,716
Votorantim Celulose e Papel SA (Æ)	66,500	1,619

		70,824

Chile - 0.1%
Embotelladora Andina SA Class A	13,200	38
Embotelladora Andina SA Class B	318,000	987

		1,025

Colombia - 0.0%
BanColombia SA	7,200	61

Russia - 0.2%
Transneft (Æ)	1,270	1,610
URSA Bank (Æ)	1,509,305	1,509

		3,119

South Korea - 0.7%
Hyundai Motor Co.	27,190	752
Samsung Electronics Co., Ltd.	25,585	9,357

		10,109

Total Preferred Stocks
(cost $52,465)		85,138

Warrants & Rights - 0.3%
Netherlands Antilles - 0.1%
Merrill Lynch International & Co. (Æ)
2010 Warrants	21,224	1,360

	Principal Amount ($) or Shares		Market Value $
Taiwan - 0.0%
Farglory Developers Co. Ltd. (Æ)
2008 Rights		478,000	—

United States - 0.2%
Far Eastern Textile Co., Ltd. (Æ)(Þ)
2012 Warrants		1,032,279	1,318
HON HAI Precision Industry Co., Ltd. (Æ)(Þ)
2012 Warrants		195,836	951
JSW Steel, Ltd. (Æ)
2010 Warrants		60,381	1,031

			3,300

Total Warrants & Rights
(cost $5,177)			4,660

	Notional Amount
Options Purchased - 0.2%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
Aug 2008 61,570.00 Call (50)	BRL	3,079	10
Aug 2008 67,450.00 Call (30)	BRL	2,024	6
Aug 2008 68,154.00 Call (180)	BRL	12,268	34
Aug 2008 69,606.88 Call (190)	BRL	13,225	36

			86

South Korea - 0.2%
Kospi 200 Index Futures
Sep 2008 177.01 Call (25)	KRW	12,500	509
Sep 2008 194.65 Call (140)	KRW	70,000	3,068

			3,577

Total Options Purchased
(cost $3,592)			3,663

10	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 6.3%
United States - 6.3%
Russell Investment Company Money Market Fund	87,158,000	87,158
United States Treasury Bills (ç)(ž)(§)
1.792% due 09/25/08	6,000	5,984

Total Short-Term Investments
(cost $93,142)		93,142

Other Securities - 5.6%
Russell Investment Company Money Market Fund (×)	29,804,993	29,805
State Street Securities Lending Quality Trust (×)	52,174,148	52,174

Total Other Securities
(cost $81,979)		81,979

Total Investments - 104.5%
(identified cost $1,286,532)		1,534,024

Other Assets and Liabilities, Net - (4.5%)		(66,342)

Net Assets - 100.0%		1,467,682

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	11

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
H-Shares Index (Hong Kong)	111	HKD	69,625	08/08	367
Hang Seng Index (Hong Kong)	64	HKD	72,880	08/08	238
JSE-40 Index (South Africa)	440	ZAR	113,951	09/08	(1,961)
MexDer IPC Index (Mexico)	260	MXN	72,114	09/08	(754)
MSCI Taiwan Index	470	USD	12,685	08/08	245
S&P CNX Nifty Index	850	USD	7,342	08/08	254

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,611)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Brazil
Bovespa Index Futures
Aug 2008 61,570.00 Put (50)	BRL	3,079	(66)
Aug 2008 67,450.00 Put (30)	BRL	2,024	(152)
Aug 2008 68,154.00 Put (180)	BRL	12,268	(995)
Aug 2008 69,606.88 Put (190)	BRL	13,225	(1,226)

South Korea
Kospi 200 Index Futures
Sep 2008 177.01 Put (25)	KRW	12,500	(163)
Sep 2008 194.65 Put (140)	KRW	70,000	(2,348)

Total Liability for Options Written (premiums received $883)			(4,950)

See accompanying notes which are an integral part of the financial statements.

12	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	71	BRL	111	08/01/08	—
USD	107	BRL	167	08/01/08	—
USD	129	BRL	202	08/01/08	—
USD	162	BRL	253	08/01/08	—
USD	79	BRL	124	08/04/08	—
USD	196	BRL	306	08/04/08	—
USD	1,239	BRL	1,935	08/04/08	(3)
USD	1,731	BRL	2,705	08/04/08	(4)
USD	601	BRL	1,000	09/17/08	30
USD	841	BRL	1,400	09/17/08	41
USD	1,201	BRL	2,000	09/17/08	60
USD	1,804	BRL	3,000	09/17/08	87
USD	3,010	BRL	5,000	09/17/08	142
USD	11,485	BRL	19,100	09/17/08	555
USD	126	CAD	129	08/01/08	—
USD	86	CZK	1,314	08/04/08	—
USD	5	HKD	40	08/01/08	—
USD	47	HKD	366	08/01/08	—
USD	9	HKD	67	08/04/08	—
USD	51	HKD	400	08/04/08	—
USD	1,235	HKD	9,638	08/04/08	—
USD	7,860	HKD	61,331	08/04/08	1
USD	137	HUF	20,448	08/01/08	(1)
USD	119	HUF	17,487	08/04/08	(2)
USD	21	IDR	187,002	08/01/08	—
USD	65	IDR	597,129	08/01/08	—
USD	92	IDR	840,371	08/01/08	—
USD	146	IDR	1,330,209	08/04/08	—
USD	88	IDR	799,533	08/05/08	—
USD	57	ILS	199	08/04/08	(1)
USD	1,156	INR	50,000	09/17/08	8
USD	5,787	INR	250,000	09/17/08	35
USD	1,918	KRW	2,000,000	09/17/08	54
USD	1,930	KRW	2,000,000	09/17/08	42
USD	2,414	KRW	2,500,000	09/17/08	51
USD	6,181	KRW	6,400,000	09/17/08	131
USD	12,656	KRW	13,100,000	09/17/08	262
USD	285	MXN	3,000	09/17/08	11
USD	286	MXN	3,000	09/17/08	11
USD	395	MXN	4,000	09/17/08	1
USD	479	MXN	5,000	09/17/08	16
USD	495	MXN	5,000	09/17/08	(1)
USD	758	MXN	8,000	09/17/08	33
USD	1,048	MXN	11,000	09/17/08	40
USD	1,141	MXN	12,000	09/17/08	46
USD	1,361	MXN	14,300	09/17/08	53
USD	1,729	MXN	18,200	09/17/08	70

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	4,754	MXN	50,000	09/17/08	189
USD	3	NGN	389	07/31/08	—
USD	1,369	PLN	2,814	08/04/08	(6)
USD	45	PLN	93	08/05/08	—
USD	1	THB	46	08/01/08	—
USD	20	THB	670	08/01/08	—
USD	4	THB	138	08/04/08	—
USD	16	THB	528	08/04/08	—
USD	5	THB	167	08/05/08	—
USD	42	THB	1,408	08/05/08	—
USD	142	ZAR	874	08/01/08	(23)
USD	197	ZAR	1,452	08/05/08	1
USD	304	ZAR	2,241	08/06/08	2
USD	291	ZAR	2,128	08/07/08	(1)
USD	406	ZAR	3,000	09/17/08	(2)
USD	755	ZAR	6,000	09/17/08	52
USD	856	ZAR	7,000	09/17/08	86
USD	935	ZAR	7,000	09/17/08	8
USD	1,004	ZAR	8,200	09/17/08	100
USD	1,286	ZAR	10,000	09/17/08	60
USD	1,700	ZAR	14,000	09/17/08	184
USD	2,660	ZAR	21,742	09/17/08	266
USD	5,829	ZAR	47,500	09/17/08	563
USD	6,088	ZAR	49,700	09/17/08	600
BRL	56	USD	36	08/01/08	—
BRL	173	USD	110	08/01/08	—
BRL	2,482	USD	1,586	08/01/08	1
BRL	3,667	USD	2,343	08/01/08	1
BRL	6,249	USD	3,992	08/01/08	3
BRL	22	USD	14	08/04/08	—
BRL	95	USD	61	08/04/08	—
BRL	401	USD	257	08/04/08	1
BRL	500	USD	300	09/17/08	(15)
BRL	1,000	USD	599	09/17/08	(31)
HKD	969	USD	124	08/01/08	—
HKD	5,530	USD	709	08/01/08	—
HKD	160	USD	20	08/04/08	—
HKD	2,400	USD	308	08/04/08	—
KRW	200,000	USD	193	09/17/08	(4)
KRW	3,900,000	USD	3,768	09/17/08	(78)
KRW	7,900,000	USD	7,633	09/17/08	(158)
MXN	3	USD	1	08/01/08	—
MXN	207	USD	21	08/01/08	—
MXN	480	USD	48	08/04/08	—
MXN	14,000	USD	1,332	09/17/08	(52)
MXN	16,500	USD	1,569	09/17/08	(62)
MXN	23,000	USD	2,188	09/17/08	(86)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	13

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

SGD	7	USD	5	08/04/08	—
SGD	335	USD	245	08/04/08	—
THB	698	USD	21	08/04/08	—
THB	26,620	USD	793	08/04/08	(1)
THB	87	USD	3	08/05/08	—
TRY	265	USD	227	08/01/08	(1)
TRY	14	USD	12	08/04/08	—
ZAR	747	USD	99	08/01/08	(3)
ZAR	7,700	USD	1,053	08/04/08	3
ZAR	4,100	USD	502	09/17/08	(50)
ZAR	12,742	USD	1,562	09/17/08	(153)
ZAR	13,100	USD	1,604	09/17/08	(159)
ZAR	13,200	USD	1,617	09/17/08	(160)
ZAR	21,000	USD	2,571	09/17/08	(255)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					2,588

See accompanying notes which are an integral part of the financial statements.

14	Emerging Markets Fund

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.7%
Apartments - 16.5%
American Campus Communities, Inc. (ö)	475,079	13,910
Apartment Investment & Management Co. Class A (ö)(Ñ)	367,601	12,561
AvalonBay Communities, Inc. (ö)(Ñ)	864,647	86,214
Boardwalk Real Estate Investment Trust (ö)	53,679	2,056
BRE Properties, Inc. Class A (ö)(Ñ)	695,754	34,008
Camden Property Trust (ö)(Ñ)	789,050	38,806
Deutsche Wohnen AG	1,947	24
Equity Residential (ö)	2,145,805	92,634
Essex Property Trust, Inc. (ö)(Ñ)	274,447	33,304
Mid-America Apartment Communities, Inc. (ö)	185,300	10,649
Post Properties, Inc. (ö)(Ñ)	391,350	12,441
UDR, Inc. (ö)(Ñ)	396,498	10,127

		346,734

Diversified - 9.7%
British Land Co. PLC (ö)	148,154	2,048
Canadian Real Estate Investment Trust (ö)	57,671	1,633
CapitaLand, Ltd.	408,000	1,691
Castellum AB	40,995	411
Country Garden Holdings Co., Ltd.	1,318,545	788
Dexus Property Group (ö)	907,649	1,190
Forest City Enterprises, Inc. Class A	2,886	75
Great Eagle Holdings, Ltd.	1,064,805	3,066
Henderson Land Development Co., Ltd.	659,984	4,085
Hysan Development Co., Ltd.	578,983	1,653
ICADE (Æ)(ö)	17,073	1,848
iStar Financial, Inc. (ö)(Ñ)	265,600	2,181
Kenedix Realty Investment Corp. Class A (ö)	136	675
Kerry Properties, Ltd.	295,500	1,559
Land Securities Group PLC (ö)	319,721	8,131
Mirvac Group (ö)	590,682	1,417
Mitsubishi Estate Co., Ltd.	565,000	13,537
Mitsui Fudosan Co., Ltd.	407,600	9,152
New World China Land, Ltd.	1,644,461	758
Sino Land Co.	254,046	509
Stockland (ö)	262,513	1,125
Sumitomo Realty & Development Co., Ltd.	135,000	2,751
Sun Hung Kai Properties, Ltd.	481,571	7,185
Suntec Real Estate Investment Trust (ö)	803,000	908
Unibail-Rodamco (ö)	42,145	9,470
Vornado Realty Trust (ö)	1,174,566	111,666

	Principal Amount ($) or Shares	Market Value $
Washington Real Estate Investment Trust (ö)(Ñ)	402,800	13,800
Wharf Holdings, Ltd.	120,515	534

		203,846

Free Standing Retail - 0.2%
National Retail Properties, Inc. (ö)(Ñ)	178,500	3,773

Health Care - 10.0%
Cogdell Spencer, Inc. (ö)	94,250	1,772
HCP, Inc. (ö)	478,900	17,274
Health Care REIT, Inc. (ö)(Ñ)	746,073	37,207
Healthcare Realty Trust, Inc. (ö)(Ñ)	152,800	4,433
LTC Properties, Inc. (ö)	206,710	6,042
Medical Properties Trust, Inc. (ö)(Ñ)	483,713	5,364
Nationwide Health Properties, Inc. (ö)	1,545,298	57,346
Omega Healthcare Investors, Inc. (ö)	605,242	10,453
Senior Housing Properties Trust (ö)	1,064,535	22,408
Ventas, Inc. (ö)	1,067,519	47,889

		210,188

Industrial - 7.6%
AMB Property Corp. (ö)	723,900	35,442
DCT Industrial Trust, Inc. (ö)(Ñ)	2,130,100	18,042
EastGroup Properties, Inc. (ö)	43,949	2,039
First Potomac Realty Trust (ö)(Ñ)	288,100	4,575
Goodman Group (ö)	187,180	443
Prologis (ö)	1,999,049	97,714
Segro PLC (ö)	134,026	1,079

		159,334

Lodging/Resorts - 4.0%
Ashford Hospitality Trust, Inc. (ö)(Ñ)	567,600	2,253
DiamondRock Hospitality Co. (ö)	422,500	3,895
Host Hotels & Resorts, Inc. (ö)(Ñ)	4,951,149	64,910
Shangri-La Asia, Ltd.	97,165	209
Starwood Hotels & Resorts Worldwide, Inc.	404,893	13,884

		85,151

Manufactured Homes - 0.6%
Equity Lifestyle Properties, Inc. (ö)	284,902	13,678

Mixed Industrial/Office - 0.6%
Duke Realty Corp. (ö)	242,200	5,990
PS Business Parks, Inc. (ö)	124,049	6,525

		12,515

Real Estate Securities Fund	15

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Office - 12.2%
Alexandria Real Estate Equities, Inc. (ö)	267,240	27,595
Beni Stabili SpA (Æ)	457,400	499
BioMed Realty Trust, Inc. (ö)(Ñ)	902,303	23,279
Boston Properties, Inc. (ö)	866,762	83,374
Brandywine Realty Trust (ö)	418,400	6,715
Brookfield Properties Corp.	925,394	17,472
CapitaCommercial Trust (ö)	1,093,000	1,526
Commonwealth Property Office Fund (ö)	11,345	14
Corporate Office Properties Trust SBI MD (ö)(Ñ)	277,600	10,793
Derwent London PLC (ö)	121,197	2,636
Douglas Emmett, Inc. (ö)	315,586	7,426
Great Portland Estates PLC (ö)	467,043	3,146
Hongkong Land Holdings, Ltd.	1,477,000	6,079
HRPT Properties Trust (ö)	683,300	4,790
Japan Real Estate Investment Corp. (ö)	103	1,059
Kilroy Realty Corp. (ö)(Ñ)	226,400	10,371
Mack-Cali Realty Corp. (ö)	285,360	10,952
Maguire Properties, Inc. (ö)(Ñ)	259,180	2,797
Nomura Real Estate Office Fund, Inc. (ö)	125	937
NTT Urban Development Corp.	1,248	1,714
SL Green Realty Corp. (ö)	382,460	31,874
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	3,890	516
Tishman Speyer Office Fund (ö)	287,497	366

		255,930

Regional Malls - 14.6%
Aeon Mall Co., Ltd.	32,200	959
CBL & Associates Properties, Inc. (ö)(Ñ)	98,700	1,917
General Growth Properties, Inc. (ö)(Ñ)	1,731,031	47,447
Macerich Co. (The) (ö)	689,610	38,156
Simon Property Group, Inc. (ö)	1,908,941	176,825
Taubman Centers, Inc. (ö)	674,912	32,396
Westfield Group (ö)	587,383	8,826

		306,526

Self Storage - 5.0%
Extra Space Storage, Inc. (ö)(Ñ)	721,060	10,217
Public Storage (ö)(Ñ)	1,161,585	95,122
Safestore Holdings, Ltd.	169,616	470

		105,809

Shopping Centers - 12.7%
Acadia Realty Trust (ö)	46,392	1,053
Corio NV (ö)	47,372	3,638
Developers Diversified Realty Corp. (ö)(Ñ)	998,700	31,918
Eurocommercial Properties NV (ö)	22,091	1,042

	Principal Amount ($) or Shares	Market Value $
Federal Realty Investment Trust (ö)(Ñ)	933,085	67,751
Hammerson PLC (ö)	159,583	3,014
Kimco Realty Corp. (ö)	1,118,350	39,467
Kite Realty Group Trust (ö)	403,500	5,011
Klepierre - GDR (ö)	19,700	797
Liberty International PLC Class H (ö)	16,126	297
Liberty Property Trust (ö)	1,171,473	42,642
Mercialys SA (ö)	34,370	1,566
Primaris Retail Real Estate Investment Trust (ö)	28,967	481
Regency Centers Corp. (ö)	977,069	58,136
Saul Centers, Inc. (ö)	40,450	1,961
Tanger Factory Outlet Centers (ö)(Ñ)	253,200	9,454
Weingarten Realty Investors (ö)	4,421	135

		268,363

Specialty - 3.8%
Digital Realty Trust, Inc. (ö)(Ñ)	1,062,982	45,612
DuPont Fabros Technology, Inc. (ö)(Ñ)	325,100	5,315
Plum Creek Timber Co., Inc. (ö)(Ñ)	237,480	11,570
Rayonier, Inc. (ö)	357,461	16,701

		79,198

Whole Loans - 0.2%
Realty Income Corp. (ö)(Ñ)	149,700	3,771

Total Common Stocks
(cost $1,791,299)		2,054,816

Short-Term Investments - 2.2%
Russell Investment Company Money Market Fund	45,394,000	45,394

Total Short-Term Investments
(cost $45,394)		45,394

Other Securities - 15.2%
Russell Investment Company Money Market Fund (×)	115,795,404	115,795
State Street Securities Lending Quality Trust (×)	202,701,831	202,702

Total Other Securities
(cost $318,497)		318,497

Total Investments - 115.1%
(identified cost $2,155,190)		2,418,707

Other Assets and Liabilities, Net - (15.1%)		(316,813)

Net Assets - 100.0%		2,101,894

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

16	Real Estate Securities Fund

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	25	CAD	26	08/01/08	—
USD	6	EUR	4	08/01/08	—
USD	11	EUR	7	08/04/08	—
USD	91	EUR	58	08/04/08	—
USD	227	EUR	145	08/04/08	—
USD	132	GBP	67	08/01/08	—
USD	6	HKD	44	08/01/08	—
USD	6	HKD	45	08/01/08	—
USD	46	HKD	361	08/01/08	—
USD	75	HKD	582	08/01/08	—
USD	75	HKD	584	08/01/08	—
USD	15	JPY	1,627	08/01/08	—
USD	49	JPY	5,299	08/01/08	—
USD	118	JPY	12,698	08/01/08	—
USD	54	JPY	5,785	08/04/08	—
USD	101	JPY	10,932	08/04/08	—
AUD	6	USD	6	08/01/08	—
AUD	17	USD	16	08/01/08	—
AUD	54	USD	51	08/01/08	—
AUD	32	USD	30	08/05/08	—
AUD	48	USD	46	08/05/08	—
AUD	101	USD	95	08/05/08	—
EUR	4	USD	7	08/01/08	—
EUR	7	USD	11	08/01/08	—
EUR	10	USD	16	08/01/08	—
EUR	6	USD	9	08/04/08	—
EUR	20	USD	31	08/04/08	—
EUR	51	USD	80	08/04/08	—
GBP	17	USD	33	08/01/08	—
GBP	66	USD	130	08/01/08	—
GBP	13	USD	26	08/04/08	—
HKD	33	USD	4	08/01/08	—
JPY	20,483	USD	189	08/04/08	(1)
JPY	25,279	USD	234	08/04/08	(1)
JPY	37,137	USD	344	08/04/08	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(3)

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	17

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 91.3%
Asset-Backed Securities - 21.2%
American Airlines Pass Through Trust 2001-01
Series 01-1 6.817% due 11/23/12	370	283
American Express Credit Account Master Trust
2.528% due 01/15/15	1,388	1,341
Series 2007-7 Class A (Ê) 2.498% due 02/17/15	3,000	2,893
AmeriCredit Automobile Receivables Trust
Series 2007-BF Class A2 5.310% due 01/06/11	294	294
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2005-R10 Class A2B 2.703% due 12/25/35	88	83
Argent Securities, Inc. (Ê)
Series 2006-M2 Class A2A 2.511% due 09/25/36	137	136
Asset Backed Securities Corp. Home Equity (Ê)
Series 2002-HE1 Class M1 4.108% due 03/15/32	640	556
Series 2004-HE6 Class A1 2.736% due 09/25/34	160	139
Atlantic City Electric Transition Funding LLC
Series 2003-1 Class A2 4.460% due 10/20/16	1,525	1,517
Bank of America Credit Card Trust (Ê)
Series 2007-A9 Class A9 2.498% due 11/17/14	1,400	1,351
Series 2008-A1 Class A1 3.038% due 04/15/13	200	199
Series 2008-A5 Class A5 3.658% due 12/16/13	4,545	4,565
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2007-HE7 Class 1A1 3.461% due 08/25/37	637	489
Capital Auto Receivables Asset Trust
Series 2006-1 Class A3 (Ñ) 5.030% due 10/15/09	276	277
Series 2007-1 Class A4A 5.010% due 04/16/12	1,025	1,038

	Principal Amount ($) or Shares	Market Value $
Capital One Multi-Asset Execution Trust
Series 2008-A5 Class A5 4.850% due 02/18/14	3,500	3,466
Capital One Prime Auto Receivables Trust
Series 2004-3 Class A4 3.690% due 06/15/10	421	421
Series 2004-3 Class B 3.860% due 08/15/11	1,500	1,500
Caterpillar Financial Asset Trust
Series 2006-A Class A3 5.570% due 05/25/10	380	383
Centex Home Equity
Series 2003-C Class AF4 4.960% due 04/25/32	110	107
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2001-4 Class 1A6 6.241% due 01/25/13	17	16
Series 2003-3 Class 1A4 3.303% due 11/25/29	26	26
Chase Issuance Trust
Series 2005-A10 Class A10 4.650% due 12/17/12	3,155	3,175
Series 2007-A15 Class A 4.960% due 09/17/12	3,200	3,242
Chase Manhattan Auto Owner Trust
Series 2005-A Class CTFS 4.040% due 04/15/11	134	135
Series 2006-A Class A3 5.340% due 07/15/10	776	783
Series 2006-A Class A4 5.360% due 01/15/13	1,700	1,732
CIT Marine Trust
Series 1999-A Class A4 6.250% due 11/15/19	327	312
Citibank Credit Card Issuance Trust
Series 2007-A5 Class A5 5.500% due 06/22/12	2,175	2,225
Series 2007-A8 Class A8 5.650% due 09/20/19	150	147
Community Program Loan Trust
Series 1987-A Class A4 4.500% due 10/01/18	1,357	1,344
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A (Ê) 2.701% due 12/25/31	90	79
Series 2005-1 Class AF4 5.147% due 07/25/35	655	612

18	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-7 Class AF2 4.367% due 11/25/35	244	243
Series 2006-16 Class 2A1 (Ê) 2.511% due 12/25/46	117	116
Daimler Chrysler Auto Trust
Series 2006-C Class A4 4.980% due 11/08/11	500	508
Series 2007-A Class A4 5.280% due 03/08/13	1,400	1,419
Series 2008-A Class A3A 3.700% due 06/08/12	600	596
Discover Card Master Trust Series 2008-A3 Class A3 5.100% due 10/15/13	4,600	4,580
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	375	305
E-Trade RV and Marine Trust Series 2004-1 Class A3 3.620% due 10/08/18	993	977
Equity One ABS, Inc. Series 2003-4 Class M1 5.369% due 10/25/34	1,358	1,159
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-50 Class A6 3.614% due 09/27/12	102	98
First USA Credit Card Master Trust (Ê) Series 1998-6 Class A 2.616% due 04/18/11	700	700
Ford Credit Auto Owner Trust Series 2005-B Class A4 4.380% due 01/15/10	274	274
Series 2005-B Class B
4.640% due 04/15/10	1,250	1,251
Series 2005-C Class B
4.520% due 09/15/10	1,000	1,008
Series 2007-B Class A4A
5.240% due 07/15/12	5,750	5,830
Series 2008-A Class A2 (Ê)
3.058% due 07/15/10	400	400
Series 2008-B Class A2 (Ê)
3.658% due 12/15/10	1,000	1,004
Fremont Home Loan Trust (Ê) Series 2006-E Class 2A1 2.521% due 01/25/37	419	399
GE Capital Credit Card Master Note Trust Series 2007-3 Class A2 5.400% due 06/15/13	4,450	4,502

	Principal Amount ($) or Shares	Market Value $
GE Commercial Equipment Financing LLC (Ê) Series 2004-1 Class B 2.986% due 12/20/15	468	466
GE Corporate Aircraft Financing LLC (Ê)(Þ) Series 2004-1A Class B 3.311% due 01/25/18	117	111
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 2.501% due 08/25/36	200	195
GMAC Mortgage Corp. Loan Trust Series 2004-GH1 Class A2 4.390% due 12/25/25	509	507
Series 2007-HE2 Class A2
6.054% due 12/25/37	280	156
GSAMP Trust (Ê) Series 2004-SEA Class A2A 2.751% due 03/25/34	180	178
Series 2007-FM1 Class A2A 2.531% due 12/25/36	562	538
Harley-Davidson Motorcycle Trust
Series 2006-3 Class A3
5.240% due 01/15/12	1,612	1,624
Series 2007-3 Class A4
5.520% due 11/15/13	2,000	2,038
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 2.748% due 01/20/34	273	239
Honda Auto Receivables Owner Trust
Series 2005-2 Class A4
4.150% due 10/15/10	541	542
Series 2005-3 Class A4
4.030% due 12/20/10	2,500	2,506
Series 2006-3 Class A3
5.120% due 10/15/10	466	470
Series 2008-1 Class A2
3.770% due 09/20/10	1,200	1,202
Household Credit Card Master Note Trust I (Ê)
Series 2007-1 Class A
2.508% due 04/15/13	750	733
Series 2007-2 Class A
3.008% due 07/15/13	3,860	3,780
Lehman XS Trust (Ê) Series 2006-9 Class A1A 2.553% due 05/25/46	102	98

Short Duration Bond Fund	19

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 2.741% due 10/25/34	20	16
Mastr Asset Backed Securities Trust (Ê) Series 2006-HE5 Class A1 2.521% due 11/25/36	416	405
Nissan Auto Receivables Owner Trust
Series 2005-C Class A4
4.310% due 03/15/11	900	906
Series 2008-A Class A3
3.890% due 08/15/11	430	430
Onyx Acceptance Grantor Trust Series 2005-A Class A4 3.910% due 09/15/11	1,103	1,096
Ownit Mortgage Loan Asset Backed Certificates Series 2006-1 Class AF1 5.424% due 12/25/36	54	54
PG&E Energy Recovery Funding LLC
Series 2005-1 Class A2 3.870% due 06/25/11	521	523
Series 2005-2 Class A1 4.850% due 06/25/11	350	352
Popular ABS Mortgage Pass-Through Trust
Series 2005-5 Class AF2 4.973% due 11/25/35	180	180
Power Contract Financing LLC (Þ)
6.256% due 02/01/10	137	139
Public Service New Hampshire Funding LLC
Series 2001-1 Class A2 5.730% due 11/01/10	210	210
Railcar Leasing LLC (Þ)
Series 1997-1 Class A2 7.125% due 01/15/13	725	750
Renaissance Home Equity Loan Trust
Series 2006-3 Class AF2 5.580% due 11/25/36	358	356
SBI Heloc Trust (Ê)(Þ)
Series 2006-1A Class 1A2A 2.631% due 08/25/36	290	277
SLM Student Loan Trust (Ê)
Series 2006-9 Class A2 2.800% due 04/25/17	281	281
Series 2008-2 Class A1 3.100% due 01/26/15	96	96
Series 2008-7 Class A2 2.983% due 10/25/17	2,600	2,536

	Principal Amount ($) or Shares	Market Value $
USAA Auto Owner Trust
Series 2005-2 Class A4 4.170% due 02/15/11	1,885	1,894
Series 2006-2 Class A4 5.370% due 02/15/12	600	612
Series 2007-2 Class A3 4.900% due 02/15/12	1,900	1,928
Series 2008-1 Class A3 4.160% due 04/16/12	525	524
Series 2008-2 Class A3 4.640% due 10/15/12	385	386
Volkswagen Auto Loan Enhanced Trust
Series 2008-1 Class A3 4.500% due 07/20/12	2,000	2,009
Wachovia Auto Owner Trust
Series 2005-B Class A4 4.840% due 04/20/11	590	595
WFS Financial Owner Trust
Series 2004-4 Class A4 3.440% due 05/17/12	234	235

		92,408

Corporate Bonds and Notes - 28.8%
Abbott Laboratories
5.600% due 05/15/11	160	167
Aetna, Inc.
7.875% due 03/01/11	200	211
AIG SunAmerica Global Financing VI (Å)
6.300% due 05/10/11	1,500	1,495
Alabama Power Co.
Series 07-D 4.850% due 12/15/12	750	755
Allstate Corp. (The)
7.200% due 12/01/09	2,000	2,074
Allstate Life Global Funding Trusts
5.375% due 04/30/13	200	200
AMB Property, LP (Ñ)
6.300% due 06/01/13	650	648
American Airlines Pass Through Trust 1999
Series 99-1 7.324% due 04/15/11	95	86
American Express Bank FSB (Ñ)
Series BKNT 5.500% due 04/16/13	300	291
American Express Centurion Bank (Ñ)
Series BKNT 5.200% due 11/26/10	500	499

20	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Express Credit Corp.
5.875% due 05/02/13	250	246
American Express Travel Related Services Co., Inc. (Å)
5.250% due 11/21/11	4,120	4,031
American International Group, Inc.
4.700% due 10/01/10	1,950	1,906
Ameriprise Financial, Inc.
5.350% due 11/15/10	500	496
Anadarko Petroleum Corp. (Ê)
3.176% due 09/15/09	300	297
AT&T Corp.
7.300% due 11/15/11	900	957
AT&T, Inc.
4.125% due 09/15/09	110	110
Bank of America Corp.
5.650% due 05/01/18	1,355	1,265
8.000% due 12/29/49 (ƒ)	3,870	3,570
Best Buy Co., Inc. (Þ)
6.750% due 07/15/13	300	305
Boston Scientific Corp.
6.400% due 06/15/16	390	374
Capmark Financial Group, Inc.
5.875% due 05/10/12	655	417
Caterpillar Financial Services Corp. (Ê)
3.208% due 02/08/10	2,000	2,002
Charter Communications, Inc. (Þ)
10.875% due 09/15/14	240	250
CIT Group, Inc.
4.250% due 02/01/10	795	684
2.906% due 03/12/10 (Ê)(Ñ)	1,305	1,080
3.075% due 07/28/11 (Ê)	358	272
Citigroup, Inc.
2.869% due 05/18/10 (Ê)(Ñ)	1,900	1,848
5.500% due 04/11/13 (Ñ)	700	684
4.385% due 05/15/18 (Ê)	3,655	3,528
8.400% due 04/29/49 (ƒ)	1,075	920
Commonwealth Edison Co.
Series 98 6.150% due 03/15/12	250	256
ConocoPhillips
8.750% due 05/25/10	1,246	1,353
4.400% due 05/15/13	335	329
Constellation Brands, Inc. (Ñ)
Series B 8.125% due 01/15/12	200	201
Countrywide Home Loans, Inc.
4.125% due 09/15/09	160	156

	Principal Amount ($) or Shares	Market Value $
COX Communications, Inc.
4.625% due 01/15/10	420	417
Delta Air Lines, Inc.
Series 00-1 7.570% due 11/18/10	480	452
Deutsche Bank AG/London
4.875% due 05/20/13	270	265
Discover Financial Services (Ê)
Series WI 3.316% due 06/11/10	650	530
Dominion Resources, Inc.
Series B 6.250% due 06/30/12	350	360
Dr Pepper Snapple Group, Inc. (Þ)
6.120% due 05/01/13	500	505
E*Trade Financial Corp. (Þ)
12.500% due 11/30/17	450	475
EI Du Pont de Nemours & Co.
5.000% due 01/15/13	2,220	2,227
Enterprise Products Operating, LP
Series B 4.625% due 10/15/09	350	348
Ford Motor Credit Co. LLC
7.375% due 10/28/09	200	182
9.875% due 08/10/11	295	241
Series WI (Ñ) 9.750% due 09/15/10	205	177
Fortune Brands, Inc.
5.125% due 01/15/11	350	349
FPL Group Capital, Inc.
5.625% due 09/01/11	240	248
5.350% due 06/15/13	375	382
General Electric Capital Corp.
4.875% due 10/21/10	3,150	3,218
4.800% due 05/01/13	1,365	1,344
General Mills, Inc.
5.650% due 09/10/12	415	422
General Motors Corp. (Ñ)
8.375% due 07/15/33	260	128
Genworth Financial, Inc.
5.650% due 06/15/12	500	465
Georgia-Pacific LLC
9.500% due 12/01/11	235	237
GMAC LLC
6.875% due 09/15/11	400	264
6.000% due 12/15/11	100	63
Goldman Sachs Capital II (ƒ)
5.793% due 12/29/49	750	496

Short Duration Bond Fund	21

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hertz Vehicle Financing LLC (Þ)
Series 2005-2A Class A2 4.930% due 02/25/10	1,000	998
Hewlett-Packard Co. (Ñ)
4.500% due 03/01/13	1,055	1,046
HSBC Finance Corp. (Ñ)
4.125% due 11/16/09	3,270	3,247
IBM International Group Capital LLC
5.050% due 10/22/12	335	343
International Lease Finance Corp.
6.375% due 03/25/13	1,900	1,643
Jackson National Life Fund LLC
3.059% due 08/06/11	2,600	2,493
John Deere Capital Corp. (Ê)(Ñ)
3.081% due 10/16/09	4,950	4,938
JPMorgan Chase & Co.
4.850% due 06/16/11	3,040	3,045
6.625% due 03/15/12	2,600	2,681
4.750% due 05/01/13	1,840	1,774
6.000% due 01/15/18	1,105	1,072
Series 1 (ƒ) 7.900% due 04/29/49	1,060	981
KBC Bank Funding Trust III (ƒ)(Þ)
9.860% due 11/29/49	650	651
KeyBank NA (Ê)
Series BKNT 4.682% due 06/02/10	300	299
Kraft Foods, Inc. (Ñ)
4.125% due 11/12/09	190	189
LaBranche & Co., Inc. 11.000% due 05/15/12	225	230
Lehman Brothers Holdings Capital Trust V (ƒ) 5.857% due 11/29/49	540	286
Lehman Brothers Holdings, Inc. (Ê) 2.778% due 05/25/10	800	740
Lowe’s Cos., Inc. (Ñ) 5.600% due 09/15/12	1,300	1,345
Lubrizol Corp. 4.625% due 10/01/09	560	557
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	840	836
Marshall & Ilsley Corp. 5.626% due 08/17/09	4,850	4,812
Martin Marietta Materials, Inc. (Ê) 2.946% due 04/30/10	1,300	1,264
Medco Health Solutions, Inc. 6.125% due 03/15/13	485	488
Merrill Lynch & Co., Inc.
3.000% due 07/25/11 (Ê)	500	446
6.150% due 04/25/13	470	448

	Principal Amount ($) or Shares	Market Value $
MetLife, Inc. 6.400% due 12/15/36	90	77
Metropolitan Life Global Funding I (Þ) 5.125% due 04/10/13	1,500	1,479
Morgan Stanley (Ê) 4.778% due 05/14/10	400	397
Motorola, Inc. (Ñ) 5.375% due 11/15/12	300	271
National City Bank (Ñ)
Series BKNT 4.250% due 01/29/10	650	595
Nationwide Life Global Funding I (Ê)(Å) 2.919% due 05/19/10	1,800	1,798
Nuveen Investments, Inc. 5.000% due 09/15/10	385	342
ONEOK Partners, LP 5.900% due 04/01/12	500	504
Pacific Gas & Electric Co. 4.200% due 03/01/11	480	477
Pacific Life Global Funding (Þ) 5.150% due 04/15/13	900	893
Philip Morris International, Inc. 4.875% due 05/16/13	4,630	4,534
Pricoa Global Funding I (Ê)(Þ)
2.896% due 01/30/12	200	192
3.008% due 09/27/13	200	187
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	200
Protective Life Secured Trusts (Ê) 2.621% due 11/09/10	1,600	1,558
SLM Corp.
2.960% due 07/26/10 (Ê)	100	90
8.450% due 06/15/18	320	302
Series MTNA
4.500% due 07/26/10	1,075	990
Sovereign Bancorp, Inc. (Ê) 3.031% due 03/23/10	200	169
Sprint Capital Corp. 7.625% due 01/30/11	190	184
Sprint Nextel Corp. (Ê)(Ñ) 3.201% due 06/28/10	210	194
Sun Life Financial Global Funding, LP (Ê)(Þ) 2.951% due 07/06/11	1,300	1,284
SunTrust Banks, Inc. (Ñ) 5.250% due 11/05/12	2,950	2,791
Textron Financial Corp. (Ê) 2.768% due 02/25/11	1,350	1,280
TIAA Global Markets, Inc. (Þ) 5.125% due 10/10/12	2,500	2,502

22	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Time Warner Cable, Inc.
6.200% due 07/01/13	260	266
Series WI
5.400% due 07/02/12	470	467
Transcontinental Gas Pipe Line Corp. Series B 7.000% due 08/15/11	600	624
Twin Reefs Pass-Through Trust (Ê)(ƒ)(Þ) 3.459% due 12/10/49	500	50
Union Pacific Corp. 6.500% due 04/15/12	690	717
Union Planters Corp. 7.750% due 03/01/11	1,060	1,074
United Technologies Corp.
4.375% due 05/01/10 (Ñ)	425	434
7.125% due 11/15/10	270	291
Verizon Communications, Inc. 4.350% due 02/15/13	1,055	1,018
Viacom, Inc. 5.750% due 04/30/11	520	515
Wachovia Capital Trust III 5.800% due 03/15/42	895	506
Wachovia Corp. (Ñ)
5.500% due 05/01/13	1,200	1,108
7.980% due 12/31/49 (ƒ)	500	384
Wachovia Mortgage FSB Series BKNT 4.125% due 12/15/09	130	129
Wal-Mart Stores, Inc. (Ñ) 4.250% due 04/15/13	300	298
Walgreen Co.
4.875% due 08/01/13	4,000	3,992
Washington Mutual Preferred Funding LLC (ƒ)(Ñ)(Þ)
9.750% due 10/29/49	500	230
Washington Mutual, Inc. (Ê)
3.101% due 03/22/12	310	222
WellPoint, Inc.
6.375% due 01/15/12	461	473
Wells Fargo & Co.
5.250% due 10/23/12	3,500	3,465
4.375% due 01/31/13	425	404
5.625% due 12/11/17	545	519
Wells Fargo Capital XIII (ƒ)
Series GMTN
7.700% due 12/29/49	175	166
Willis NA, Inc.
5.125% due 07/15/10	230	227

	Principal Amount ($) or Shares	Market Value $
XTO Energy, Inc.
4.625% due 06/15/13	345	328

		125,807

International Debt - 5.4%
Abu Dhabi National Energy Co. (Å)
6.600% due 08/01/13	450	455
7.250% due 08/01/18	270	277
ANZ National International, Ltd. (Å)
6.200% due 07/19/13	200	200
Bank of Scotland PLC (Ê)(Þ)
2.737% due 12/08/10	600	587
Barclays Bank PLC
5.450% due 09/12/12	4,510	4,523
7.434% due 09/29/49 (ƒ)(Þ)	150	129
Catalyst Paper Corp.
Series D
8.625% due 06/15/11	210	172
Credit Agricole SA/London (Ê)(Þ)
2.696% due 05/28/10	300	298
Diageo Capital PLC
7.250% due 11/01/09	480	501
EnCana Corp.
4.750% due 10/15/13	425	409
Galaxy Entertainment Finance Co., Ltd. (Þ)
9.875% due 12/15/12	350	338
Gaz Capital SA
7.510% due 07/31/13 (Å)	1,040	1,055
8.146% due 04/11/18 (Þ)	200	202
Glitnir Banki HF (Þ)
6.375% due 09/25/12	5,420	4,150
HKCG Finance, Ltd. (Þ)
6.250% due 08/07/18	310	308
ICICI Bank, Ltd. (Ê)(Þ)
3.328% due 01/12/10	1,100	1,065
Invesco, Ltd.
5.625% due 04/17/12	390	373
Israel Electric Corp., Ltd. (Þ)
7.250% due 01/15/19	200	198
Koninklijke Philips Electronics NV (Ñ)
4.625% due 03/11/13	755	746
Norske Skogindustrier ASA (Þ)
6.125% due 10/15/15	215	135
7.125% due 10/15/33	100	59
Quebecor World Capital Corp. (Ø)(Ñ)
6.125% due 11/15/13	70	25
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/13	4,040	4,087

Short Duration Bond Fund	23

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sappi Papier Holding AG (Þ)
6.750% due 06/15/12	440	397
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ)
7.700% due 07/08/13	1,100	1,100
Transocean, Inc. (Ñ)
5.250% due 03/15/13	335	338
Tyco Electronics Group SA
6.000% due 10/01/12	760	765
XL Capital, Ltd.
5.250% due 09/15/14	165	147
Series E (ƒ)
6.500% due 12/31/49	530	344

		23,383

Loan Agreements - 0.3%
ALLTEL Holding Corp., Term Loan B
5.208% due 05/15/15	124	124
First Data Corp., Term Loan B
5.212% due 09/24/14	248	228
5.551% due 09/24/14	18	16
5.552% due 09/24/14	8	7
Ford Motor Co.
5.460% due 12/15/13	350	275
Idearc, Inc., Term Loan B
4.470% due 11/17/14	10	8
4.800% due 11/17/14	234	173
Newsday Corp.
9.750% due 07/09/13	225	224
OSI Restaurant Partners, LLC
5.026% due 06/14/14	7	6
OSI Restaurant Partners, LLC, Term Loan B
5.125% due 06/14/14	92	77
Texas Competitive Electric Holdings Co. LLC
5.961% due 10/10/14	30	28
6.234% due 10/10/14	183	172
6.478% due 10/10/14	35	33

		1,371

Mortgage-Backed Securities - 32.0%
American Home Mortgage Investment Trust (Ê)
Series 2004-3 Class 5A
4.290% due 10/25/34	1,393	1,192
Series 2004-4 Class 4A
4.390% due 02/25/45	414	294

	Principal Amount ($) or Shares	Market Value $
Banc of America Commercial Mortgage, Inc.
Series 2003-1 Class SBB (Þ)
5.860% due 03/11/32	114	124
Series 2003-1 Class SBC (Þ)
5.790% due 03/11/32	114	124
Series 2006-4 Class A2
5.522% due 09/10/11	1,200	1,189
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê)
4.109% due 05/25/35	6,613	5,768
Series 2006-2 Class 2A18
5.750% due 03/25/36	2,646	2,510
Series 2006-A Class 1A1 (Ê)
4.624% due 02/20/36	325	299
Banc of America Mortgage Securities, Inc.
Series 2004-2 Class 2A1
5.250% due 03/25/34	755	748
Series 2004-2 Class 5A1
6.500% due 10/25/31	159	159
Series 2004-I Class 2A2 (Ê)
4.684% due 10/25/34	513	473
Series 2004-L Class 1A1 (Ê)
6.271% due 01/25/35	54	53
Series 2004-L Class 2A1 (Ê)
4.368% due 01/25/35	1,426	1,313
Series 2005-8 Class A7
5.500% due 09/25/35	420	421
Series 2005-9 Class 2A1
4.750% due 10/25/20	485	469
Series 2005-G Class 2A1 (Ê)
4.923% due 08/25/35	321	299
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 5A1
5.425% due 04/25/33	428	401
Series 2003-8 Class 2A1 (Ê)
4.747% due 01/25/34	288	277
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.371% due 05/25/35	843	716
Series 2005-7 Class 22A1
5.712% due 09/25/35	52	42
Bear Stearns Asset Backed Securities Trust Series 2003-AC3 Class A1
4.000% due 07/25/33	326	291

24	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Commercial Mortgage Securities
Series 2001-TOP Class A1
5.060% due 11/15/16	186	187
Series 2004-ESA Class H (Þ)
5.426% due 05/14/16	900	914
Series 2004-PWR Class A2
4.254% due 07/11/42	442	439
Bear Stearns Mortgage Funding Trust (Ê)
Series 2007-AR1 Class 2A1
2.531% due 02/25/37	992	882
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
5.673% due 01/26/36	259	211
Series 2007-R6 Class 2A1
5.775% due 12/26/46	176	141
Chase Commercial Mortgage Securities Corp.
Series 2000-2 Class B
7.782% due 07/15/32	415	433
Chase Mortgage Finance Corp. Series 2007-A1 Class 8A1
4.238% due 02/25/37	891	825
Commercial Mortgage Pass Through Certificates
Series 2001-J1A Class A2 (Þ)
6.457% due 02/16/34	89	91
Series 2004-LB2 Class A2
3.600% due 03/10/39	1,000	996
Series 2006-C7 Class A2
5.690% due 06/10/46	110	110
Countrywide Alternative Loan Trust
Series 2003-6T2 Class A1
6.500% due 06/25/33	9	9
Series 2003-J2 Class A1
6.000% due 10/25/33	282	270
Series 2004-12C Class 1A1
5.000% due 07/25/19	1,898	1,788
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-22 Class A3
4.799% due 11/25/34	258	230
Series 2004-HYB Class 1A1
4.718% due 02/20/35	473	427
Series 2005-HYB Class 5A1 (Ê)
5.250% due 02/20/36	864	655

	Principal Amount ($) or Shares	Market Value $
Crown Castle Towers LLC (Þ)
Series 2005-1A Class AFX
4.643% due 06/15/35	115	113
Series 2006-1A Class AFX
5.245% due 11/15/36	130	127
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê)
Series 2007-AR1 Class A3B
2.531% due 01/25/47	412	384
DLJ Commercial Mortgage Corp.
Series 1999-CG3 Class A3
7.730% due 10/10/32	900	928
Fannie Mae
6.000% due 2010	32	33
6.500% due 2010	46	48
6.000% due 2011	65	67
6.500% due 2011	27	28
5.000% due 2013	441	444
5.500% due 2013	409	415
6.000% due 2013	204	209
6.000% due 2014	1,060	1,088
5.500% due 2016	776	785
5.000% due 2017	65	65
5.500% due 2017	1,229	1,243
6.000% due 2017	131	136
7.000% due 2017	132	138
8.000% due 2017	690	727
5.000% due 2018	2,179	2,164
5.000% due 2019	376	373
5.000% due 2020	236	234
5.000% due 2021	777	767
6.000% due 2033	21	22
6.081% due 2033 (Ê)	81	82
4.646% due 2035 (Ê)	383	388
4.661% due 2035 (Ê)	3,282	3,327
4.751% due 2035 (Ê)	474	477
4.898% due 2035 (Ê)	22,931	23,130
4.778% due 2041 (Ê)	591	590
4.729% due 2042 (Ê)	273	273
15 Year TBA (Ï)
5.000%	500	491
30 Year TBA (Ï)
5.000%	2,000	1,899
6.000%	11,430	11,480
6.500%	2,760	2,833
Fannie Mae Grantor Trust
Series 2001-T3 Class A1
7.500% due 11/25/40	457	481

Short Duration Bond Fund	25

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2001-T4 Class A1
7.500% due 07/25/41	72	77
Series 2001-T10 Class A1
7.000% due 12/25/41	109	114
Series 2001-T10 Class A2
7.500% due 12/25/41	60	63
Series 2002-T19 Class A1
6.500% due 07/25/42	849	876
Fannie Mae REMICS
Series 2001-50 Class BA
7.000% due 10/25/41	131	139
Series 2003-16 Class BH
5.000% due 03/25/17	1,509	1,522
Series 2003-24 Class PU
3.500% due 11/25/15	131	129
Series 2003-63 Class GU
4.000% due 07/25/33	370	369
Series 2003-75 Class NB
3.250% due 08/25/18	346	340
Series 2007-73 Class A1 (Ê)
2.543% due 07/25/37	414	407
Fannie Mae Whole Loan
Series 2002-W3 Class A4
6.500% due 09/25/28	601	623
Series 2003-W2 Class 1A1
6.500% due 07/25/42	321	337
Series 2004-W11 Class 1A3
7.000% due 05/25/44	351	373
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2002-51 Class 1A
6.500% due 09/25/43	266	271
Series 2003-54 Class 2A
6.500% due 02/25/43	223	228
Series 2004-59 Class 1A2
7.000% due 10/25/43	907	970
Series 2005-63 Class 1A1 (Ê)
4.728% due 02/25/45	586	537
First Horizon Alternative Mortgage Securities (Ê)
Series 2005-AA7 Class 2A1
5.401% due 09/25/35	323	253
First Union-Chase Commercial Mortgage
Series 1999-C2 Class A2
6.645% due 06/15/31	560	563
Freddie Mac
3.500% due 2010	146	145
4.000% due 2010	355	355
6.000% due 2010	12	12

	Principal Amount ($) or Shares	Market Value $
8.000% due 2010	1	1
6.000% due 2011	174	177
6.000% due 2013	66	67
5.500% due 2014	258	260
6.000% due 2014	74	76
6.000% due 2016	323	328
5.000% due 2018	402	398
6.000% due 2018	286	292
6.000% due 2028	99	101
5.500% due 2029	52	40
6.000% due 2029	177	180
6.000% due 2031	243	246
6.000% due 2032	294	297
6.000% due 2033	523	529
4.906% due 2035 (Ê)	675	680
Freddie Mac REMICS
Series 2003-255 Class PB
5.500% due 08/15/30	5	5
Series 2003-258 Class NS
3.250% due 09/15/15	637	630
Series 2003-261 Class JA
3.760% due 03/15/29	947	923
Series 2004-285 Class BA
4.500% due 02/15/20	889	890
Series 2006-314 Class LF (Ê)
2.758% due 05/15/36	536	524
Series 2007-333 Class AF (Ê)
2.608% due 10/15/20	2,494	2,439
Series 2007-333 Class BF (Ê)
2.608% due 07/15/19	397	388
Series 2007-333 Class FT (Ê)
2.608% due 08/15/19	1,900	1,858
Series 2007-334 Class FA (Ê)
2.688% due 02/15/19	1,657	1,619
GE Capital Commercial Mortgage Corp.
Series 2001-1 Class A2
6.531% due 05/15/33	420	430
Series 2001-3 Class A1
5.560% due 06/10/38	612	617
Series 2002-1A Class A3
6.269% due 12/10/35	420	427
Series 2004-C3 Class A1
3.752% due 07/10/39	506	504
Series 2005-C1 Class A1
4.012% due 06/10/48	443	442
Ginnie Mae I
6.500% due 2036	1,079	1,114
30 Year TBA (Ï)
6.000% due	3,000	3,032

26	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ginnie Mae II (Ê)
5.625% due 2027	62	62
5.000% due 2032	85	85
Global Signal Trust (Þ)
Series 2004-2A Class A
4.232% due 12/15/14	350	345
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C1 Class A2
6.175% due 05/15/33	57	57
Series 2000-C2 Class B
7.594% due 06/16/10	450	468
GMAC Mortgage Corp. Loan Trust (Ê)
Series 2005-AR2 Class 4A
5.178% due 05/25/35	103	90
Government National Mortgage Association
Series 2004-78 Class A
3.590% due 11/16/17	1,371	1,365
Series 2006-67 Class A
3.947% due 11/16/30	884	875
Series 2007-4 Class A
4.206% due 06/15/29	966	961
Series 2007-15 Class A
4.512% due 10/16/28	1,250	1,250
Greenpoint Mortgage Funding Trust (Ê)
Series 2006-AR8 Class 1A1A
2.541% due 01/25/47	638	605
GS Mortgage Securities Corp. II
Series 2007-GG1 Class A1
5.690% due 08/10/45	1,216	1,196
GSMPS Mortgage Loan Trust
Series 2005-RP1 Class 1A3 (Þ)
8.000% due 01/25/35	167	166
Series 2005-RP1 Class 1A4 (Þ)
8.500% due 01/25/35	98	99
Series 2006-RP1 Class 1A2 (Å)
7.500% due 01/25/36	116	119
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
4.519% due 06/25/34	442	395
Series 2005-AR6 Class 2A1 (Ê)
4.540% due 09/25/35	682	615
Harborview Mortgage Loan Trust
Series 2005-4 Class 3A1
5.147% due 07/19/35	227	207
Series 2006-12 Class 2A11 (Ê)
2.548% due 01/19/38	732	667

	Principal Amount ($) or Shares	Market Value $
Host Marriot Trust (Þ) Series 1999-HMT Class E
8.070% due 08/03/15	650	673
Indymac Index Mortgage Loan Trust (Ê) Series 2006-AR1 Class 1A1A
3.361% due 11/25/46	404	378
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2 Class A1
4.326% due 12/12/34	476	468
Series 2005-LDP Class A1
4.655% due 08/15/42	895	894
JP Morgan Mortgage Trust
Series 2005-A1 Class 4A1 (Ê)
4.777% due 02/25/35	719	640
Series 2005-A1 Class 6T1 (Ê)
5.023% due 02/25/35	64	57
Series 2005-A4 Class 1A1
5.399% due 07/25/35	393	349
Series 2005-A8 Class 1A1
5.403% due 11/25/35	730	650
Series 2006-A6 Class 1A2
6.041% due 10/25/36	149	142
LB-UBS Commercial Mortgage Trust
Series 2000-C4 Class B
7.480% due 07/15/32	200	208
Master Adjustable Rate Mortgages Trust (Ê)
Series 2004-13 Class 3A4
3.788% due 11/21/34	202	199
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1
2.698% due 06/15/30	774	730
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2005-A10 Class A
2.671% due 02/25/36	64	51
Merrill Lynch Mortgage Trust
Series 2006-C1 Class A1
5.528% due 05/12/39	1,002	1,006
MLCC Mortgage Investors, Inc. (Ê)
Series 2005-3 Class 5A
2.961% due 11/25/35	112	97
Morgan Stanley Capital I
Series 1999-LIF Class A2
7.110% due 04/15/33	207	210
Series 2005-HQ6 Class A1
4.646% due 08/13/42	1,129	1,126

Short Duration Bond Fund	27

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PNC Mortgage Acceptance Corp.
Series 1999-CM1 Class A1B
7.330% due 12/10/32	315	323
Prime Mortgage Trust (Ê)
Series 2004-CL1 Class 1A2
2.861% due 02/25/34	146	133
Series 2004-CL1 Class 2A2
2.861% due 02/25/19	28	26
Residential Funding Mortgage Securities I
Series 2006-SA3 Class 3A1
6.036% due 09/25/36	611	529
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP2 Class A1
4.000% due 12/25/18	558	516
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2002-AR3 Class A1
2.788% due 09/19/32	29	26
Structured Asset Securities Corp. (Ê)
Series 2001-21A Class 1A1
5.369% due 01/25/32	18	18
Thornburg Mortgage Securities Trust (Ê)
Series 2006-6 Class A1
2.571% due 11/25/11	518	496
WaMu Mortgage Pass Through Certificates
Series 2005-AR1 Class A1A1 (Ê)
2.751% due 10/25/45	176	111
Series 2006-AR1 Class 1A4
5.645% due 11/25/36	155	133
Series 2006-AR1 Class 2A (Ê)
4.611% due 09/25/46	570	415
Washington Mutual Mortgage Pass Through Certificates (Ê)
Series 2002-AR6 Class A
4.928% due 06/25/42	107	97
Series 2002-AR9 Class 1A
4.928% due 08/25/42	263	235
Series 2003-AR7 Class A7
3.842% due 08/25/33	327	316
Series 2004-AR1 Class A2A
2.808% due 11/25/34	726	623
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC Class A1 (Ê)
4.945% due 01/25/35	658	611
Series 2004-E Class A2 (Ê)
4.500% due 05/25/34	925	843

	Principal Amount ($) or Shares	Market Value $
Series 2004-EE Class 3A1 (Ê)
4.018% due 12/25/34	264	246
Series 2004-I Class 1A1
6.785% due 07/25/34	455	436
Series 2005-9 Class 1A1
4.750% due 10/25/35	1,951	1,879
Series 2005-AR2 Class 2A1 (Ê)
4.542% due 03/25/35	186	169
Series 2005-AR2 Class 2A2 (Ê)
4.542% due 03/25/35	676	613
Series 2005-AR4 Class 2A2
4.526% due 04/25/35	214	191
Series 2005-AR8 Class 2A1
4.543% due 06/25/35	187	178
Series 2006-AR1 Class 5A1 (Ê)
5.595% due 07/25/36	455	411
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	968	887
Series 2006-AR4 Class 1A1 (Ê)
5.858% due 04/25/36	154	131
Series 2006-AR4 Class 2A1 (Ê)
5.771% due 04/25/36	751	633
Series 2006-AR5 Class 2A1 (Ê)
5.539% due 04/25/36	1,027	916
Series 2006-AR6 Class 7A1 (Ê)
5.112% due 03/25/36	88	74

		139,696

Municipal Bonds - 0.9%
Massachusetts Educational Financing Authority (Ê)
Series 2008-1 Class A1
2.864% due 10/25/38	1,900	1,900
South Carolina Student Loan Corp. (Ê)
Series 2008-1 Class A1
3.303% due 09/02/14	200	200
Series 2008-1 Class A4
3.803% due 09/03/24	400	382
South Carolina Student Loan Corp. Revenue Bonds (Ê)
Series 2008-1 Class A2
3.353% due 12/01/15	600	589
Series 2008-1 Class A3
3.553% due 12/01/18	700	676

		3,747

28	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Non-US Bonds - 1.7%
Colombia Government International Bond
11.750% due 03/01/10	COP	650,000	365
Federal Republic of Germany Bonds
4.250% due 07/04/18	EUR	315	487
German Treasury Bills
5.000% due 01/04/12	EUR	140	223
Keycorp (Ê) 5.056% due 11/22/10	EUR	1,100	1,563
Morgan Stanley (Ê) 5.190% due 03/01/13	EUR	1,700	2,378
United Kingdom Gilt 5.000% due 09/07/14	GBP	150	301
United Kingdom Treasury Bills 5.000% due 03/07/12	GBP	775	1,548
United Kingdom Treasury Gilt Bonds 5.000% due 03/07/18	GBP	350	704

			7,569

United States Government Agencies - 0.5%
Fannie Mae
2.500% due 04/09/10		500	495
6.250% due 02/01/11		900	917
Federal Home Loan Bank
Discount Notes Series HK10
Zero coupon due 04/27/10		313	306
Freddie Mac 4.875% due 06/13/18		400	407

			2,125

United States Government Treasuries - 0.5%
United States Treasury Inflation Indexed Bonds
2.375% due 04/15/11		142	148
3.000% due 07/15/12		265	286
United States Treasury Notes
2.125% due 04/30/10		55	55
2.625% due 05/31/10		105	105
2.875% due 06/30/10		680	685
3.500% due 05/31/13		290	293
3.375% due 06/30/13		450	452
3.375% due 07/31/13		125	125
3.875% due 05/15/18		145	144

			2,293

Total Long-Term Investments
(cost $408,003)			398,399

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks - 0.9%
Financial Services - 0.9%
Bank of America Corp. (Ñ)	1,000	933
DG Funding Trust (Ê)(ƒ)(Å)	219	2,195
Federal National Mortgage Association (Ñ)	20,825	358
Freddie Mac (Ñ)	19,825	336

Total Preferred Stocks
(cost $4,314)		3,822

	Notional Amount
Options Purchased - 0.1%
(Number of Contracts)
Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 3.150% Dec 2008 0.00 Call (1)	17,000	40
USD Three Month LIBOR/USD 3.000% Feb 2009 0.00 Call (1)	66,200	126
USD Three Month LIBOR/USD 3.150% Feb 2009 0.00 Call (1)	11,400	29
USD Three Month LIBOR/USD 3.500% Feb 2009 0.00 Call (1)	9,400	43
USD Three Month LIBOR/USD 3.450% Aug 2009 0.00 Call (5)	31,900	134

Total Options Purchased
(cost $1,358)		372

	Principal Amount ($) or Shares
Short-Term Investments - 12.1%
AIG Matched Funding Corp. (Ê)(Å)
2.110% due 10/06/08	1,300	1,294
American General Finance Corp.
Series MTNI
4.625% due 05/15/09	530	522
Ameritech Capital Funding Corp.
6.250% due 05/18/09	2,000	2,029
Associates Corp. of NA
8.550% due 07/15/09	750	777
Bank of Scotland PLC
2.770% due 09/17/08	900	897

Short Duration Bond Fund	29

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Bear Stearns Cos., Inc. (The) (Ê)
3.061% due 07/16/09		1,600	1,597
Capital One Bank USA NA (Ñ)
5.000% due 06/15/09		530	529
Caterpillar Financial Services Corp. (Ñ)
4.500% due 06/15/09		1,250	1,261
Centex Corp.
4.875% due 08/15/08		300	300
CIT Group, Inc. (Ê)
2.946% due 01/30/09		2,320	2,219
Citigroup Funding, Inc. (Ê)
2.809% due 06/26/09		200	197
Comcast Cable Communications LLC
6.875% due 06/15/09		1,040	1,066
Countrywide Home Loans, Inc.
Series MTNH
6.250% due 04/15/09		1,900	1,881
Credit Agricole SA/London (Ê)(Þ)
2.646% due 05/28/09		300	299
Dean Holding Co. (Ñ)
6.625% due 05/15/09		275	274
Fannie Mae
6.000% due 12/01/08		5	5
5.500% due 02/01/09		343	348
5.500% due 03/01/09		22	22
5.500% due 04/01/09		40	40
5.500% due 05/01/09		15	15
5.500% due 07/01/09		9	9
French Discount Treasury Bills Zero coupon due 08/21/08	EUR	1,300	2,023
Freddie Mac
5.500% due 10/01/08		5	5
6.000% due 02/01/09		5	5
6.500% due 02/01/09		33	33
5.500% due 04/01/09		25	25
6.000% due 06/01/09		7	7
Ginnie Mae I
6.000% due 12/15/08		4	4
Goldman Sachs Group, Inc. (The) (Ê)
2.851% due 03/30/09		2,100	2,089
Landwirtschaftliche Rentenbank
0.650% due 09/30/08	JPY	60,000	556
Merrill Lynch & Co., Inc.
4.831% due 10/27/08		750	749
4.495% due 05/20/09 (Ê)(Ñ)		2,300	2,279

	Principal Amount ($) or Shares	Market Value $
Nissan Auto Receivables Owner Trust
Series 2005-B Class A3
3.990% due 07/15/09	38	38
Quebecor World Capital Corp. (Ø)
4.875% due 11/15/08	205	72
Residential Capital LLC
8.125% due 11/21/08	280	256
Rouse Co., LP (The) (Ñ)
8.000% due 04/30/09	275	270
Russell Investment Company Money Market Fund	24,938,000	24,938
Saks, Inc. (Ñ)
8.250% due 11/15/08	175	175
Simon Property Group, LP
7.125% due 02/09/09	310	311
Susquehanna Auto Lease Trust (Þ)
Series 2006-1 Class A3
5.210% due 03/16/09	158	158
United States Treasury Bills (ç)(ž)(§)
1.869% due 09/11/08	250	249
1.284% due 09/25/08	100	100
1.792% due 09/25/08	150	150
1.879% due 09/25/08	250	249
VTB Capital SA (Ê)(Þ)
3.384% due 08/01/08	700	700
Wachovia Corp.
5.625% due 12/15/08	1,560	1,556
6.375% due 01/15/09	210	211

Total Short-Term Investments
(cost $53,000)		52,789

Other Securities - 3.4%
Russell Investment Company Money Market Fund (×)	5,452,916	5,453
State Street Securities Lending Quality Trust (×)	9,545,423	9,545

Total Other Securities
(cost $14,998)		14,998

Total Investments - 107.8%
(identified cost $481,673)		470,380

Other Assets and Liabilities, Net - (7.8%)		(33,976)

Net Assets - 100.0%		436,404

See accompanying notes which are an integral part of the financial statements.

30	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures	3	EUR	713	09/08	—
Euribor Futures	10	EUR	2,374	12/08	7
Euribor Futures	7	EUR	1,665	03/09	11
Euribor Futures	4	EUR	953	06/09	7
Eurodollar Futures (CME)	19	USD	4,617	09/08	14
Eurodollar Futures (CME)	239	USD	57,960	12/08	512
Eurodollar Futures (CME)	152	USD	36,828	03/09	238
Eurodollar Futures (CME)	66	USD	15,962	06/09	15
Eurodollar Futures (CME)	38	USD	9,166	09/09	34
Eurodollar Futures (CME)	24	USD	5,770	12/09	(1)
Eurodollar Futures (CME)	23	USD	5,515	03/10	(4)
Germany, Federal Republic 5 Year Bonds	22	EUR	2,361	09/08	(4)
LIBOR Futures	2	GBP	236	12/08	(4)
LIBOR Futures	2	GBP	237	06/09	3
Three Month Short Sterling Interest Rate Futures (UK)	4	GBP	473	03/09	4
United States Treasury 2 Year Notes	59	USD	12,508	09/08	38
United States Treasury 5 Year Notes	57	USD	6,346	09/08	16

Short Positions
United States Treasury 2 Year Notes	58	USD	12,296	09/08	(105)
United States Treasury 5 Year Notes	75	USD	8,350	09/08	(50)
United States Treasury 10 Year Notes	59	USD	6,775	09/08	(99)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					632

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund	31

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount	Market Value $

Swaptions
(Fund Pays/Fund Receives)
USD 4.300%/USD Three Month LIBOR
Dec 2008 0.00 Call (1)	5,800	(67)
USD 3.950%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	28,800	(249)
USD 4.250%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	3,800	(45)
USD 4.300%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	1,700	(25)
USD 4.600%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	1,800	(37)
USD 4.150%/USD Three Month LIBOR
Aug 2009 0.00 Call (1)	1,100	(14)
USD 4.400%/USD Three Month LIBOR
Aug 2009 0.00 Call (5)	9,800	(173)

Total Liability for Options Written (premiums received $1,497)		(610)

See accompanying notes which are an integral part of the financial statements.

32	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	105	AUD	110	09/16/08	(2)
USD	142	AUD	150	09/16/08	(2)
USD	348	AUD	372	09/16/08	—
USD	83	BRL	137	10/15/08	3
USD	15	CAD	15	09/16/08	—
USD	26	CAD	26	09/16/08	—
USD	202	CAD	205	09/16/08	(3)
USD	363	CHF	381	09/16/08	—
USD	1,032	CNY	6,932	11/13/08	(6)
USD	490	EUR	315	08/06/08	—
USD	334	EUR	215	09/16/08	1
USD	160	INR	6,404	08/12/08	(10)
USD	64	INR	2,760	11/12/08	(1)
USD	85	INR	3,644	11/12/08	(1)
USD	1	JPY	151	09/16/08	—
USD	180	JPY	19,060	09/16/08	(3)
USD	334	JPY	35,915	09/16/08	(1)
USD	104	KRW	104,900	08/04/08	—
USD	208	KRW	210,340	08/04/08	—
USD	259	KRW	261,921	08/04/08	—
USD	311	KRW	314,310	08/04/08	—
USD	1,022	KRW	996,341	08/04/08	(37)
USD	191	SGD	257	09/19/08	(2)
USD	260	SGD	349	09/19/08	(4)
USD	700	SGD	947	09/19/08	(6)
AUD	372	USD	350	08/06/08	(1)
AUD	400	USD	369	09/16/08	(5)
EUR	6	USD	9	08/01/08	—
EUR	3,920	USD	6,216	08/26/08	110
EUR	—	USD	—	09/16/08	—
EUR	215	USD	339	09/16/08	4
EUR	315	USD	489	09/16/08	—
GBP	151	USD	300	09/16/08	1
GBP	200	USD	399	09/16/08	4
GBP	314	USD	616	09/16/08	(5)
GBP	359	USD	703	09/16/08	(6)
GBP	471	USD	910	09/16/08	(20)
INR	2,760	USD	65	08/12/08	1
INR	3,644	USD	86	08/12/08	1
JPY	61,278	USD	569	09/08/08	—
KRW	65,156	USD	62	08/04/08	(2)
KRW	104,500	USD	100	08/04/08	(3)
KRW	104,640	USD	100	08/04/08	(3)
KRW	104,870	USD	100	08/04/08	(4)
KRW	104,900	USD	100	08/04/08	(4)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

KRW	105,170	USD	100	08/04/08	(4)
KRW	196,765	USD	188	08/04/08	(6)
KRW	210,340	USD	200	08/04/08	(8)
KRW	891,471	USD	881	08/04/08	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(23)

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund	33

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	3,200	Three Month LIBOR	5.000%	12/17/28	23
Bank of America	USD	400	Three Month LIBOR	5.000%	12/17/38	5
Barclays	BRL	6,900	13.845%	Brazil Interbank Deposit Rate	01/02/12	(23)
Barclays	USD	100	Six Month LIBOR	5.000%	12/17/38	1
BNP Paribas	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	(10)
Citibank	USD	100	Three Month LIBOR	5.000%	12/17/38	1
Deutsche Bank	GBP	600	6.000%	Six Month LIBOR	12/20/08	(1)
JP Morgan	USD	3,300	0.763%	5YR Mid Market Swap Spread	02/05/09	(8)
JP Morgan	EUR	200	1.948%	Consumer Price Index (France)	03/15/12	(8)
Lehman Brothers	GBP	1,500	4.500%	Six Month LIBOR	09/20/09	(38)
Lehman Brothers	USD	1,700	4.000%	Three Month LIBOR	12/17/10	9
Merrill Lynch	BRL	700	12.948%	Brazil Interbank Deposit Rate	01/04/10	(3)
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	1
Merrill Lynch	USD	800	Three Month LIBOR	5.000%	12/17/23	(1)
Morgan Stanley	USD	1,500	4.000%	Three Month LIBOR	06/17/10	4
Morgan Stanley	USD	200	Three Month LIBOR	5.000%	12/17/18	(3)
Morgan Stanley	BRL	400	12.670%	Brazil Interbank Deposit Rate	01/04/10	(5)
Royal Bank of Scotland	USD	2,000	4.000%	Three Month LIBOR	06/17/10	5
Royal Bank of Scotland	USD	200	Three Month LIBOR	5.000%	12/17/18	(3)
UBS	BRL	400	12.410%	Brazil Interbank Deposit Rate	01/04/10	(5)
UBS	AUD	1,600	7.500%	Six Month LIBOR	03/15/11	15
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	(15)
UBS	BRL	1,000	10.575%	Brazil Interbank Deposit Rate	01/02/12	(51)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($18)						(110)

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

American International Group	Deutsche Bank	USD	200	1.970%	03/20/13	(4)
American International Group	Goldman Sachs	USD	300	1.380%	06/20/13	(13)
American International Group	Lehman Brothers	USD	100	2.125%	03/20/13	(1)
American International Group	Royal Bank of Scotland	USD	200	1.360%	06/20/13	(9)
Brazilian Government International Bond	Barclays Bank PLC	USD	900	0.290%	06/20/09	—
Brazilian Government International Bond	Lehman Brothers	USD	3,200	1.120%	11/20/11	23
Brazilian Government International Bond	Merrill Lynch	BRL	100	11.980%	01/02/12	(3)
CMBS AAA Index	Morgan Stanley	USD	1,600	0.080%	12/13/49	(161)
Countrywide Home Loans	BNP Paribas	USD	200	4.400%	03/20/13	15
Dow Jones CDX High Volatility Index	Barclays	USD	300	(1.550%)	06/20/13	3
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144%	06/20/12	(31)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	800	0.708%	12/20/12	9
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	4,500	(1.550%)	06/20/13	46
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	200	(5.000%)	06/20/13	(13)
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	1,600	(1.550%)	06/20/13	16
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	100	0.555%	12/20/17	—
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	100	0.548%	12/20/17	—

See accompanying notes which are an integral part of the financial statements.

34	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX High Volatility Index	JP Morgan	USD	100	0.553%	12/20/17	—
Ford Motor Credit Co.	Barclays Bank PLC	USD	2,000	6.150%	09/20/12	(419)
Gaz Capital for Gazprom	Morgan Stanley	USD	1,400	0.860%	11/20/11	(40)
GECC SP BPS	BNP Paribas	USD	100	1.250%	03/20/13	—
GECC SP BPS	BNP Paribas	USD	1,200	1.300%	03/20/13	4
GECC SP BRC	Barclays Bank PLC	USD	700	1.670%	03/20/13	13
General Motors Acceptance Corp.	Lehman Brothers	USD	700	1.680%	09/20/08	(9)
General Motors Acceptance Corp.	Merrill Lynch	USD	1,000	1.850%	09/20/09	(175)
General Motors Corp.	UBS	USD	300	8.150%	03/20/13	(102)
Goldman Sachs Group, Inc.	Barclays Bank PLC	USD	1,300	0.320%	09/20/08	(1)
Goldman Sachs Group, Inc.	Bear Stearns	USD	500	0.820%	09/20/12	(8)
Indonesia Government International Bond	JP Morgan	USD	1,000	0.400%	12/20/08	(1)
Indonesia Government International Bond	Royal Bank of Scotland	USD	1,000	0.438%	06/20/09	(5)
Lehman Brothers	Barclays Bank PLC	USD	800	0.190%	09/20/08	(8)
Lehman Brothers	Royal Bank of Scotland	USD	500	0.300%	09/20/08	(5)
Panama Government International Bond	Deutsche Bank	USD	300	0.250%	12/20/08	—
Russia Government International Bond	Barclays Bank PLC	USD	1,000	0.275%	06/20/09	(2)
Russia Government International Bond	Morgan Stanley	USD	1,000	0.305%	12/20/08	—
SLM Corp.	BNP Paribas	USD	100	5.050%	03/20/13	2
SLM Corp.	Citibank	USD	500	5.600%	09/20/09	1
Ukraine Government International Bond	HSBC	USD	1,000	0.490%	06/20/09	(12)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($264)						(890)

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund	35

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 97.1%
Alabama - 0.5%
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	242
Mobile County Board of School Commissioners General Obligation Unlimited (m)(æ)	375	5.000	03/01/12	397
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,428

				2,067

Alaska - 0.3%
City of Anchorage Alaska General Obligation Unlimited (m)(æ)	500	5.750	12/01/16	540
Northern TOB Securitization Corp. Revenue Bonds	850	4.625	06/01/23	761

				1,301

Arizona - 3.1%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,034
Arizona State Transportation Board Revenue Bonds	500	5.250	07/01/12	532
Arizona State Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,632
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,165	5.000	10/01/21	1,237
City of Phoenix Arizona General Obligation Limited	1,000	5.000	07/01/17	1,095
Gilbert Arizona General Obligation Unlimited	1,000	5.000	07/01/19	1,075
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	1,000	2.900	06/01/35	998
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,350	5.000	01/01/25	1,377
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,365	5.000	01/01/28	1,401
Scottsdale Industrial Development Authority Revenue Bonds	1,515	5.000	09/01/22	1,450

				12,831

California - 6.4%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	600	5.700	08/15/14	604
California State Department of Water Resources Revenue Bonds	250	5.500	05/01/10	264
California State Department of Water Resources Revenue Bonds (m)	1,000	5.250	05/01/12	1,079
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,057
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,464
California Statewide Communities Development Authority Revenue Bonds (Ê)(m)	610	4.100	04/01/28	604
California Statewide Communities Development Authority Revenue Bonds (Ê)	1,000	5.200	12/01/29	1,024
Golden State Tobacco Securitization Corp. Revenue Bonds (m)	500	5.000	06/01/20	497
Golden State Tobacco Securitization Corp. Revenue Bonds (m)	750	4.600	06/01/23	622
Golden State Tobacco Securitization Corp. Revenue Bonds	1,175	4.500	06/01/27	1,035
Irvine Ranch Water District Certificate Of Participation (Ê)(m)	400	2.070	08/01/16	400
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	890
Roseville Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	489
Santa Clara Unified School District General Obligation Unlimited (m)	2,895	5.000	07/01/26	2,948
Southern California Public Power Authority Revenue Bonds (m)	405	5.375	01/01/12	436
State of California General Obligation Unlimited	1,000	6.600	02/01/10	1,065
State of California General Obligation Unlimited	2,050	5.000	02/01/12	2,179
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,082
State of California General Obligation Unlimited	550	5.000	08/01/14	590
State of California General Obligation Unlimited	880	5.000	11/01/15	942

36	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of California General Obligation Unlimited (m)	500	5.000	03/01/17	526
State of California General Obligation Unlimited (Ê)	1,565	5.000	07/01/23	1,656
State of California General Obligation Unlimited	2,000	5.250	02/01/25	2,051
State of California General Obligation Unlimited (m)	1,500	5.000	02/01/26	1,513
Tobacco Securitization Authority of Southern California Revenue Bonds	910	4.750	06/01/25	812
University of California Revenue Bonds	500	4.000	05/15/14	516
University of California Revenue Bonds	300	5.000	05/15/15	327

				26,672

Colorado - 0.8%
Colorado Health Facilities Authority Revenue Bonds (m)(æ)	1,000	5.500	05/15/14	1,039
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	972
Colorado Housing & Finance Authority Revenue Bonds	25	7.250	04/01/10	25
Colorado Housing & Finance Authority Revenue Bonds	35	6.300	08/01/12	35
Colorado Housing & Finance Authority Revenue Bonds (Ê)	40	6.300	08/01/16	41
Colorado Housing & Finance Authority Revenue Bonds	20	6.700	10/01/16	20
Denver City & County Colorado General Obligation Unlimited	750	5.250	08/01/18	831
Jefferson County School District R-001 General Obligation Unlimited (m)	500	5.000	12/15/14	545

				3,508

Connecticut - 0.5%
State of Connecticut General Obligation Unlimited	2,000	5.000	04/15/18	2,174

Delaware - 0.6%
Delaware State Economic Development Authority Revenue Bonds (Ê)(m)	250	4.900	05/01/26	256
Wilmington Delaware General Obligation Unlimited (µ)	2,000	5.000	12/01/23	2,089

				2,345

District of Columbia - 0.5%
District of Columbia General Obligation Unlimited (m)	1,000	5.500	06/01/09	1,030
District of Columbia Revenue Bonds (m)	1,000	5.000	02/01/12	1,047

				2,077

Florida - 6.6%
City of Gulf Breeze Florida Revenue Bonds (m)	1,825	5.000	12/01/15	1,915
City of Pembroke Pines Florida Revenue Bonds (m)	1,000	5.000	10/01/16	1,052
City of Tallahassee Florida Revenue Bonds (m)	500	5.000	10/01/11	530
County of Hillsborough Florida Revenue Bonds	10	6.200	12/01/08	10
County of Hillsborough Florida Revenue Bonds (m)	1,000	5.500	08/01/12	1,085
County of Miami-Dade Florida Revenue Bonds (m)	1,000	5.000	06/01/14	1,058
County of Miami-Dade Florida Revenue Bonds (m)	1,500	5.250	10/01/19	1,606
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,051
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,063
Florida Department of Childrens & Family Services Certificate Of Participation (m)	1,175	5.000	10/01/15	1,243
Florida Hurricane Catastrophe Fund Revenue Bonds	1,600	5.000	07/01/10	1,646
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,085
Florida State Board of Education Revenue Bonds (m)	1,000	5.250	01/01/13	1,067
Florida State Division of Bond Finance Revenue Bonds (m)	1,600	5.250	07/01/13	1,648

Tax Exempt Bond Fund	37

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Florida State Turnpike Authority Revenue Bonds (m)	2,000	5.000	07/01/13	2,145
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	534
Hillsborough County Educational Facilities Authority Revenue Revenue Bonds (m)	720	5.750	04/01/18	739
Miami-Dade County Educational Facilities Authority Revenue Bonds (m)(æ)	1,750	5.000	04/01/34	1,902
Miami-Dade County School Board Certificate Of Participation (m)	1,000	5.000	05/01/15	1,045
North Miami Fl Revenue Bonds (m)	1,325	5.000	04/01/10	1,369
Orlando Utilities Commission Revenue Bonds (æ)	630	5.250	10/01/20	684
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	385
Palm Beach County School Board Certificate Of Participation (m)	1,000	5.000	08/01/14	1,063
Palm Glades Community Development District Special Assessment	825	4.850	08/01/11	779
Tampa-Hillsborough County Expressway Authority Revenue Bonds (m)	1,000	5.000	07/01/14	1,065

				27,769

Georgia - 4.9%
Burke County Development Authority Revenue Bonds (Ê)(m)	1,660	4.625	01/01/37	1,680
Dalton Georgia Revenue Bonds (m)	500	5.750	01/01/09	508
Georgia State Road & Tollway Authority Revenue Bonds	590	5.250	03/01/11	628
Gwinnett County School District General Obligation Unlimited	1,750	5.000	02/01/11	1,851
Gwinnett County School District General Obligation Unlimited	1,090	5.000	02/01/21	1,157
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,079
Main Street Natural Gas, Inc. Revenue Bonds	825	5.000	03/15/16	820
Municipal Electric Authority of Georgia Revenue Bonds (m)	850	6.250	01/01/17	994
New Jersey State Turnpike Authority Revenue Bonds (m)	500	5.500	01/01/09	506
State of Georgia General Obligation Unlimited	1,000	5.750	08/01/08	1,000
State of Georgia General Obligation Unlimited	600	6.500	12/01/09	635
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,153
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,671
State of Georgia General Obligation Unlimited	1,500	5.000	04/01/13	1,623
State of Georgia General Obligation Unlimited	2,800	5.000	07/01/13	3,038
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,357

				20,700

Hawaii - 0.8%
City & County of Honolulu Hawaii Revenue Bonds (m)	1,500	5.000	07/01/19	1,605
Hawaii Housing & Community Development Corp. Revenue Bonds	420	3.700	01/01/22	411
Kauai County Hawaii General Obligation Unlimited (m)(æ)	375	6.250	08/01/19	405
State of Hawaii General Obligation Unlimited (m)	1,000	5.750	01/01/10	1,047

				3,468

Idaho - 1.2%
Boise State University Revenue Bonds (m)(æ)	1,230	5.375	04/01/22	1,336
Boise State University Revenue Bonds (m)	20	5.375	04/01/22	21
Idaho Health Facilities Authority Revenue Bonds (Ê)(m)	2,200	2.590	07/01/35	2,200
Idaho Housing & Finance Association Revenue Bonds (m)	1,330	5.250	07/15/21	1,414

				4,971

38	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Illinois - 2.7%
City of Chicago Illinois General Obligation Limited (m)	1,000	5.500	01/01/19	1,099
City of Chicago Illinois General Obligation Unlimited (m)	750	6.000	01/01/11	793
City of Chicago Illinois General Obligation Unlimited (m)	2,135	5.000	12/01/23	2,191
Cook County Community Consolidated School District No. 15-Palatine General Obligation Limited (m)	2,235	Zero coupon	12/01/13	1,818
County of Cook Illinois General Obligation Unlimited (m)(æ)	2,160	5.375	11/15/21	2,315
Illinois Finance Authority Revenue Bonds (m)	400	Zero coupon	01/01/10	386
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	720
Illinois Finance Authority Revenue Bonds	470	5.000	04/01/36	417
Illinois Health Facilities Authority Revenue Bonds	200	6.000	05/15/10	201
Lake County Community Unit School District No. 116-Round Lake General Obligation Unlimited (m)	400	7.600	02/01/14	486
State of Illinois Revenue Bonds (m)	1,000	5.000	06/15/16	1,082

				11,508

Indiana - 1.9%
Ball State University Revenue Bonds (m)	1,000	5.000	07/01/16	1,085
Columbus Multi School Building Corp. Indiana Revenue Bonds (m)	450	5.000	01/10/10	468
Indiana Bond Bank Revenue Bonds (m)	250	5.750	08/01/13	262
Indiana Health Facility Financing Authority Revenue Bonds	1,000	5.500	11/15/10	1,061
Indiana Health Facility Financing Authority Revenue Bonds (Ê)	1,000	5.000	11/01/11	1,043
Indiana State Finance Authority Revenue Bonds (m)	925	5.000	07/01/11	972
Indiana State Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,659
Indiana University Revenue Bonds (æ)	500	5.750	08/01/10	525
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,087

				8,162

Iowa - 0.6%
Iowa Finance Authority Revenue Bonds	290	6.000	07/01/10	304
Iowa Finance Authority Revenue Bonds (m)	1,000	5.000	07/01/14	980
Tobacco Settlement Authority of Iowa Revenue Bonds (æ)	1,000	5.600	06/01/35	1,082

				2,366

Kansas - 0.4%
Butler & Sedgwick Counties Unified School District No. 385 Andover General Obligation Unlimited (m)	500	5.000	09/01/09	516
Kansas Development Finance Authority Revenue Bonds (m)	150	5.000	08/01/10	158
Kansas Development Finance Authority Revenue Bonds (m)	230	5.000	08/01/13	250
Wyandotte County-Kansas City Unified Government Revenue Bonds	305	4.750	12/01/16	300
Wyandotte County-Kansas City Unified Government Transportation Development Dist Revenue Bonds	720	4.875	10/01/28	606

				1,830

Louisiana - 0.2%
Louisiana Offshore Terminal Authority Revenue Bonds (Ê)	1,000	4.000	09/01/23	1,001

Tax Exempt Bond Fund	39

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Maryland - 3.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	894
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	483
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,090
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/12	2,144
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,734
State of Maryland General Obligation Unlimited	1,000	5.500	03/01/14	1,115
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,642
State of Maryland General Obligation Unlimited	1,000	5.000	03/15/17	1,097
State of Maryland General Obligation Unlimited	1,895	5.000	03/15/19	2,043

				13,242

Massachusetts - 4.7%
Commonwealth of Massachusetts General Obligation Limited (æ)	430	6.000	02/01/11	458
Commonwealth of Massachusetts General Obligation Unlimited	4,000	5.250	08/01/13	4,375
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	11/01/15	1,123
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,126
Commonwealth of Massachusetts General Obligation Limited (æ)	1,000	5.750	10/01/19	1,066
Commonwealth of Massachusetts General Obligation Limited (m)(æ)	1,000	5.250	01/01/22	1,078
Massachusetts Bay Transportation Authority Revenue Bonds	675	5.500	07/01/19	760
Massachusetts Development Finance Agency Revenue Bonds	100	5.125	12/01/11	102
Massachusetts Development Finance Agency Revenue Bonds	50	5.150	10/01/14	52
Massachusetts Development Finance Agency Revenue Bonds	1,500	5.000	10/01/17	1,541
Massachusetts Health & Educational Facilities Authority Revenue Bonds	2,160	5.375	07/01/21	2,192
Massachusetts Health & Educational Facilities Authority Revenue Bonds	210	5.250	07/01/38	190
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Ê)	1,000	1.600	11/01/49	1,000
Massachusetts Port Authority Revenue Bonds	150	5.750	07/01/10	159
Massachusetts School Building Authority Revenue Bonds (m)	750	5.000	08/15/13	813
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,192
Massachusetts Water Resources Authority Revenue Bonds (m)(æ)	1,425	5.500	08/01/20	1,545
University of Massachusetts Building Authority Revenue Bonds (m)(æ)	1,000	5.250	11/01/16	1,102

				19,874

Michigan - 1.8%
Bishop International Airport Authority Revenue Bonds (m)	750	5.000	12/01/10	779
Detroit Michigan Revenue Bonds (m)	1,000	5.000	07/01/14	1,067
Detroit Michigan Revenue Bonds (m)	1,015	5.000	07/01/18	1,063
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	525
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,074
Michigan Municipal Bond Authority Revenue Bonds (æ)	500	5.750	10/01/11	541
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,046
Michigan State Hospital Finance Authority Revenue Bonds (m)(æ)	1,000	6.125	11/15/26	1,062
Michigan State Housing Development Authority Revenue Bonds (m)	375	4.150	10/01/13	374

				7,531

Minnesota - 1.5%
State of Minnesota General Obligation Unlimited	2,500	5.000	06/01/10	2,624

40	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of Minnesota General Obligation Unlimited	1,425	5.000	11/01/11	1,524
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	594
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,095
State of Minnesota Revenue Bonds	360	5.875	06/01/27	372

				6,209

Mississippi - 0.3%
Mississippi Development Bank Special Obligation Revenue Bonds (m)	1,000	5.000	07/01/15	1,077

Missouri - 0.7%
City of State Louis Missouri Revenue Bonds (m)	1,000	5.250	07/01/11	1,060
City of State Louis Missouri Revenue Bonds (m)	1,000	5.000	07/01/14	1,064
Joplin Industrial Development Authority Revenue Bonds	270	5.500	02/15/13	283
Missouri Development Finance Board Revenue Bonds	380	5.000	03/01/28	366
Southeast Missouri State University Revenue Bonds (m)	250	5.625	04/01/10	263

				3,036

Montana - 0.8%
City of Forsyth Montana Revenue Bonds (Ê)	1,450	5.200	05/01/33	1,464
Montana Department of Transportation Revenue Bonds (m)	1,750	5.250	06/01/16	1,910

				3,374

Nevada - 0.8%
Clark County School District General Obligation Limited (m)(æ)	330	5.250	06/15/10	340
Clark County School District General Obligation Limited (Ê)(m)	500	2.340	06/15/21	500
County of Clark Nevada General Obligation Limited (m)	1,000	5.000	11/01/13	1,077
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/12	1,057
Truckee Meadows Water Authority Revenue Bonds (m)	500	5.500	07/01/11	538

				3,512

New Jersey - 2.2%
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,063
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,078
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,011
New Jersey Health Care Facilities Financing Authority Revenue Bonds (m)	1,000	5.000	09/15/17	1,059
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	5.250	07/01/25	504
New Jersey State Educational Facilities Authority Revenue Bonds	1,000	5.750	09/01/10	1,060
New Jersey Transportation Trust Fund Authority Revenue Bonds (æ)	1,000	5.500	06/15/18	1,109
Tobacco Settlement Financing Corp. Revenue Bonds	1,000	5.500	06/01/11	1,074
Tobacco Settlement Financing Corp. Revenue Bonds	1,310	4.500	06/01/23	1,167

				9,125

New York - 9.4%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,583
City of New York New York General Obligation Unlimited	500	5.000	08/01/10	524
City of New York New York General Obligation Unlimited	1,000	5.250	08/01/10	1,053
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/11	1,587
City of New York New York General Obligation Unlimited	125	5.750	08/01/11	133

Tax Exempt Bond Fund	41

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

City of New York New York General Obligation Unlimited	850	5.000	03/01/12	902
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	802
City of New York New York General Obligation Unlimited	235	5.250	11/01/12	252
City of New York New York General Obligation Unlimited (m)	1,000	5.000	08/01/14	1,076
City of New York New York General Obligation Unlimited (m)	1,000	5.000	08/01/17	1,052
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/21	1,538
City of New York New York General Obligation Unlimited	2,000	5.000	04/01/23	2,059
Long Island Power Authority Revenue Bonds (m)	1,250	5.000	12/01/23	1,268
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/18	1,068
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,624
New York City Transitional Finance Authority Revenue Bonds	1,000	5.500	02/01/09	1,019
New York City Transitional Finance Authority Revenue Bonds (Ê)	1,100	2.140	08/01/31	1,100
New York Mortgage Agency Revenue Bonds	415	5.150	04/01/17	419
New York State Dormitory Authority Revenue Bonds (m)	285	7.000	07/01/09	299
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,039
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,114
New York State Environmental Facilities Corp. Revenue Bonds (m)	1,000	6.000	06/15/12	1,105
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	812
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,709
New York State Thruway Authority Revenue Bonds (m)	1,575	5.250	04/01/13	1,709
New York State Thruway Authority Revenue Bonds	1,500	5.000	04/01/14	1,625
Sales Tax Asset Receivables Corp. Revenue Bonds (m)	1,000	5.000	10/15/29	1,022
Suffolk County Judicial Facilities Agency Revenue Bonds (m)	500	5.500	04/15/09	511
Tobacco Settlement Financing Authority Revenue Bonds	1,030	5.000	06/01/12	1,086
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,035
Triborough Bridge & Tunnel Authority Revenue Bonds (m)	1,000	5.500	11/15/20	1,117
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,387
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	953
TSASC, Inc. Revenue Bonds	1,005	4.750	06/01/22	908
United Nations Development Corp. Revenue Bonds	1,000	5.000	07/01/11	1,002

				39,492

North Carolina - 1.6%
Mecklenburg County North Carolina General Obligation Unlimited	1,000	5.000	02/01/11	1,058
North Carolina Eastern Municipal Power Agency Revenue Bonds	250	5.500	01/01/10	257
North Carolina Medical Care Commission Revenue Bonds	500	5.400	10/01/27	464
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds (m)	1,500	6.000	01/01/12	1,627
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds	200	5.500	01/01/13	214
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,072
State of North Carolina General Obligation Unlimited	900	5.000	06/01/14	983
University of North Carolina Revenue Bonds (æ)	1,065	5.375	12/01/14	1,142

				6,817

North Dakota - 0.2%
County of Williams North Dakota Revenue Bonds	750	5.000	11/01/31	672

Ohio - 2.0%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,235	5.125	06/01/24	1,987
City of Columbus Ohio General Obligation Limited	585	5.250	01/01/11	621

42	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Ohio State Higher Educational Facility Commission Revenue Bonds	1,000	5.000	12/01/09	1,033
State of Ohio General Obligation Unlimited	2,700	5.000	06/15/13	2,921
State of Ohio General Obligation Unlimited	1,500	5.000	09/15/14	1,634

				8,196

Oklahoma - 0.6%
Oklahoma Development Finance Authority Revenue Bonds (æ)	1,000	5.750	08/15/13	1,050
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	285
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	02/15/16	1,054
Oklahoma Housing Finance Agency Revenue Bonds	40	7.600	09/01/15	40

				2,429

Oregon - 1.7%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,175
Clackamas County School Distrist No. 62C Oregon City General Obligation Unlimited (æ)	435	6.000	06/15/11	465
Morrow County School District No. 1 General Obligation Unlimited (m)	1,955	5.500	06/15/21	2,183
Oregon State Department of Administrative Services Revenue Bonds (m)	750	5.250	04/01/10	773
Oregon State Department of Transportation Revenue Bonds	1,000	5.000	11/15/13	1,090
State of Oregon General Obligation Limited	630	5.700	10/01/32	635

				7,321

Pennsylvania - 3.5%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,107
Allegheny County Industrial Development Authority Revenue Bonds (Ê)(m)	600	2.190	10/01/25	600
Allegheny County Port Authority Revenue Bonds (m)	250	5.500	03/01/17	259
Berks County Vocational Technical School Authority Revenue Bonds (m)	1,260	5.000	06/01/15	1,360
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,166
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,765
Commonwealth of Pennsylvania General Obligation Unlimited (m)	1,300	5.375	07/01/17	1,457
County of Allegheny Pennsylvania General Obligation Unlimited (m)	1,000	5.000	10/01/15	1,091
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	180
Norwin School District General Obligation Unlimited (m)(æ)	250	6.000	04/01/20	266
Pennsylvania Turnpike Commission Revenue Bonds (m)	1,450	5.500	12/01/13	1,590
Sayre Health Care Facilities Authority Revenue Bonds (æ)	475	5.300	12/01/12	503
University of Pittsburgh Revenue Bonds (Ê)	500	2.220	09/15/28	500

				14,844

Puerto Rico - 4.8%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	767
Commonwealth of Puerto Rico General Obligation Unlimited (m)	1,060	5.000	07/01/16	1,104
Commonwealth of Puerto Rico General Obligation Unlimited	1,000	5.500	07/01/18	1,028
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,784
Commonwealth of Puerto Rico General Obligation Unlimited (m)	1,000	5.250	07/01/27	1,012
Commonwealth of Puerto Rico General Obligation Unlimited (m)	1,215	6.000	07/01/27	1,284
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/32	694
Commonwealth of Puerto Rico General Obligation Unlimited	380	5.250	07/01/32	366
Government Development Bank for Puerto Rico Revenue Bonds	3,250	5.000	12/01/09	3,321

Tax Exempt Bond Fund	43

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Puerto Rico Electric Power Authority Revenue Bonds (m)	500	5.500	07/01/17	522
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,040
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	526
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/23	2,189
Puerto Rico Public Finance Corp. Revenue Bonds (Ê)(m)	3,250	5.750	08/01/27	3,312

				19,949

Rhode Island - 0.3%
Rhode Island Economic Development Corp. Revenue Bonds (m)	1,000	5.000	06/15/12	1,066

South Carolina - 1.8%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,064
Orangeburg Joint Governmental Action Authority Revenue Bonds (m)	1,050	5.000	10/01/09	1,077
Richland-Lexington Airport District Revenue Bonds (m)	500	5.000	01/01/09	505
Richland-Lexington Airport District Revenue Bonds (m)	440	5.000	01/01/10	453
South Carolina State Public Service Authority Revenue Bonds (m)	375	5.500	01/01/11	392
South Carolina Transportation Infrastructure Bank Revenue Bonds (m)(æ)	2,500	5.250	10/01/31	2,691
Tobacco Settlement Revenue Management Authority Revenue Bonds	1,340	5.000	06/01/18	1,297

				7,479

South Dakota - 0.4%
South Dakota Housing Development Authority Revenue Bonds	340	4.800	05/01/22	319
South Dakota State Building Authority Revenue Bonds (m)	1,330	5.000	09/01/12	1,428

				1,747

Tennessee - 1.5%
Clarksville Natural Gas Acquisition Corp. Revenue Bonds	1,000	5.000	12/15/14	942
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,184
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds	1,000	5.000	10/01/18	1,085
Tennessee Energy Acquisition Corp. Revenue Bonds	1,000	5.000	02/01/16	989
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	961

				6,161

Texas - 13.8%
Alvin Independent School District General Obligation Unlimited	515	6.750	08/15/09	542
Alvin Independent School District General Obligation Unlimited	545	6.750	08/15/10	592
Boerne Independent School District General Obligation Unlimited	1,380	5.250	02/01/27	1,414
Canadian River Municipal Water Authority Revenue Bonds (m)	800	5.000	02/15/17	846
Canadian River Municipal Water Authority Revenue Bonds (m)	415	5.000	02/15/18	435
City of Austin Texas Revenue Bonds (m)	1,000	5.250	11/15/14	1,087
City of Dallas Texas Revenue Bonds (m)	1,000	4.875	08/15/23	1,003
City of Dallas Texas Revenue Bonds (m)	3,500	5.000	10/01/24	3,524
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,085
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,080
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,553
County of Fort Bend Texas General Obligation Limited (m)	1,000	5.000	03/01/16	1,080
County of Harris Texas General Obligation Limited	1,435	5.250	08/15/09	1,486

44	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

County of Harris Texas Revenue Bonds (Ê)(m)	1,500	5.000	08/15/21	1,534
County of Harris Texas Revenue Bonds (m)(æ)	1,000	5.250	08/15/35	1,060
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,270
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/21	1,033
Dickinson Independent School District General Obligation Unlimited	1,500	5.000	02/15/23	1,538
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,165
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	797
Laredo Independent School District General Obligation Unlimited	1,070	5.375	08/01/16	1,151
Midlothian Development Authority Tax Allocation (m)	500	5.000	11/15/09	511
New Braunfels Texas General Obligation Limited (m)(æ)	665	5.250	10/01/21	737
North East Independent School District General Obligation Unlimited	1,000	5.000	08/01/18	1,077
North East Independent School District General Obligation Unlimited (m)(æ)	1,000	5.000	08/01/33	1,092
North Harris Montgomery Community College District General Obligation Limited (m)	1,000	5.000	02/15/12	1,062
North Texas Municipal Water District Revenue Bonds (m)	2,000	5.000	09/01/13	2,143
North Texas Tollway Authority Revenue Bonds	2,000	6.000	01/01/24	2,098
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,296
Port of Corpus Christi Authority of Nueces County Texas Revenue Bonds	385	5.350	11/01/10	386
Round Rock Independent School District General Obligation Unlimited	1,000	6.500	08/01/10	1,079
Round Rock Independent School District General Obligation Unlimited (æ)	750	6.500	08/01/11	812
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	468
SA Energy Acquisition Public Facility Corp. Revenue Bonds	1,500	5.250	08/01/15	1,504
Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	1,079
San Antonio Independent School District General Obligation Unlimited (æ)	1,000	5.500	08/15/24	1,040
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,089
State of Texas General Obligation Unlimited	1,750	5.000	04/01/19	1,873
State of Texas General Obligation Unlimited	1,500	5.000	04/01/24	1,551
Texas A&M University Revenue Bonds	3,855	5.000	05/15/19	4,129
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	1,000	5.000	12/15/11	984
Texas State Transportation Commission Revenue Bonds	1,000	5.000	04/01/18	1,076
Tyler Independent School District General Obligation Unlimited	1,350	5.000	02/15/10	1,407
University of Houston Revenue Bonds (m)(æ)	2,000	5.500	02/15/30	2,100

				57,868

Utah - 0.4%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	204
Intermountain Power Agency Revenue Bonds (m)	1,400	6.500	07/01/10	1,500

				1,704

Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	204
Virgin Islands Public Finance Authority Revenue Bonds	2,500	5.500	10/01/14	2,527

				2,731

Virginia - 1.4%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	538
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,931
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,349

Tax Exempt Bond Fund	45

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,550
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	383

				5,751

Washington - 3.7%
County of King Washington Revenue Bonds (m)	1,625	5.000	01/01/14	1,741
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,058
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,077
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,218
King County Public Hospital District No. 2 General Obligation Limited (m)	1,000	5.000	12/01/19	1,037
King County School District No. 405 Bellevue General Obligation Unlimited (m)	1,000	5.000	12/01/14	1,087
Kitsap County Washington General Obligation Limited (m)(æ)	775	5.750	07/01/14	826
Mason County School District No. 309 Shelton General Obligation Unlimited (m)	1,115	5.000	12/01/18	1,194
State of Washington General Obligation Unlimited	1,780	5.000	07/01/16	1,935
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,084
State of Washington General Obligation Unlimited	1,500	5.000	01/01/20	1,506
Tobacco Settlement Authority of Washington Revenue Bonds	800	6.500	06/01/26	805
Washington Higher Education Facilities Authority Revenue Bonds (m)	1,000	5.000	11/01/13	1,034

				15,602

Wisconsin - 1.4%
City of Madison Wisconsin Revenue Bonds	280	4.875	10/01/27	295
Oconto Falls Public School District General Obligation Unlimited (m)(æ)	750	5.750	03/01/13	809
State of Wisconsin Certificate Of Participation (m)	2,825	5.000	03/01/11	2,967
Wisconsin Health & Educational Facilities Authority Revenue Bonds (m)	1,425	5.000	12/01/10	1,505
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210	5.250	05/01/12	218
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220	5.250	05/01/13	228

				6,022

Total Municipal Bonds (cost $408,118)				407,581

Short-Term Investments - 2.0%
Russell Investment Company Money Market Fund	8,383,000			8,383

Total Short-Term Investments (cost $8,383)				8,383

Total Investments - 99.1% (identified cost $416,501)				415,964

Other Assets and Liabilities, Net - 0.9%				3,710

Net Assets - 100%				419,674

46	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

%

Quality Ratings as a % of Value
AAA	18
AA	40
A	30
BBB	11
BB	1

100

Economic Sector Emphasis as a % of Value

General Obligation	38
Utility Revenue	13
Other Revenue	12
Industrial Revenue	10
Cash Equivalents	7
Education Revenue	7
Healthcare Revenue	8
Pollution Control Revenue	2
Leasing Revenue	2
Housing Revenue	1
Refunded and Special Obligations	—

100

See accompanying notes which are an integral part of the financial statements.

Tax Exempt Bond Fund	47

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.2%
Auto and Transportation - 2.3%
Burlington Northern Santa Fe Corp.	4,200	437
CSX Corp.	24,600	1,663
Expeditors International of Washington, Inc.	45,400	1,612
Norfolk Southern Corp.	44,900	3,229
PACCAR, Inc. (Ñ)	21,200	892
Union Pacific Corp.	20,460	1,687
United Parcel Service, Inc. Class B (Ñ)	35,590	2,245

		11,765

Consumer Discretionary - 12.6%
Abercrombie & Fitch Co. Class A (Ñ)	9,300	514
Activision Blizzard, Inc. (Æ)	59,640	2,146
Advance Auto Parts, Inc. (Ñ)	8,500	349
Allied Waste Industries, Inc. (Æ)	212,844	2,575
Amazon.com, Inc. (Æ)(Ñ)	78,400	5,985
Carmax, Inc. (Æ)(Ñ)	18,500	248
Citadel Broadcasting Corp. (Æ)(Ñ)	51,716	46
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	15,800	277
eBay, Inc. (Æ)	19,000	478
Electronic Arts, Inc. Series C (Æ)	3,400	147
Google, Inc. Class A (Æ)	24,180	11,455
Guess ?, Inc. (Ñ)	30,510	966
Hanesbrands, Inc. (Æ)(Ñ)	59,600	1,278
International Game Technology	9,300	202
Iron Mountain, Inc. (Æ)(Ñ)	40,250	1,167
ITT Educational Services, Inc. (Æ)(Ñ)	1,800	159
JC Penney Co., Inc. (Ñ)	43,600	1,344
Kimberly-Clark Corp.	3,300	191
Las Vegas Sands Corp. (Æ)(Ñ)	60,000	2,731
Lowe’s Cos., Inc. (Ñ)	101,700	2,067
McDonald’s Corp.	39,600	2,368
News Corp. Class A	103,800	1,467
Nike, Inc. Class B	25,600	1,502
Nintendo Co., Ltd. - ADR	24,500	1,415
priceline.com, Inc. (Æ)(Ñ)	10,480	1,205
Staples, Inc.	77,450	1,743
Starbucks Corp. (Æ)	202,100	2,969
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)	7,300	250
Target Corp. (Ñ)	14,900	674
Tim Hortons, Inc. (Ñ)	2,573	70
Time Warner, Inc.	177,375	2,540
VF Corp.	5,600	401
Wal-Mart Stores, Inc.	104,000	6,096
Walt Disney Co. (The)	175,000	5,311

	Principal Amount ($) or Shares	Market Value $
Wyndham Worldwide Corp. (Ñ)	102,500	1,839
Yum! Brands, Inc.	7,500	269

		64,444

Consumer Staples - 5.8%
Altria Group, Inc.	45,800	932
Coca-Cola Co. (The)	123,500	6,360
General Mills, Inc.	60,000	3,863
Kraft Foods, Inc. Class A (Ñ)	135,004	4,296
Molson Coors Brewing Co. Class B	28,500	1,538
PepsiCo, Inc.	15,500	1,032
Philip Morris International, Inc.	45,800	2,366
Procter & Gamble Co.	109,385	7,162
Safeway, Inc.	33,500	895
SUPERVALU, Inc.	26,500	679
SYSCO Corp. (Ñ)	9,900	281

		29,404

Financial Services - 16.1%
Aflac, Inc.	3,800	211
Allstate Corp. (The)	25,500	1,179
American Express Co.	84,010	3,118
American International Group, Inc.	69,300	1,805
Apartment Investment & Management Co. Class A (ö)(Ñ)	12,901	441
Assurant, Inc.	6,900	415
Axis Capital Holdings, Ltd.	15,900	504
Bank of America Corp.	123,979	4,079
Bank of New York Mellon Corp. (The)	57,011	2,024
BlackRock, Inc. Class A (Ñ)	5,320	1,153
Capital One Financial Corp. (Ñ)	80,670	3,377
Charles Schwab Corp. (The)	38,900	890
Cigna Corp.	16,500	611
CIT Group, Inc. (Ñ)	23,000	195
Citigroup, Inc.	157,345	2,941
CME Group, Inc. Class A	7,100	2,557
Comerica, Inc. (Ñ)	62,900	1,806
Digital Realty Trust, Inc. (ö)(Ñ)	5,900	253
Discover Financial Services	107,700	1,578
Duke Realty Corp. (ö)(Ñ)	8,100	200
Federal National Mortgage Association (Ñ)	29,900	344
Fiserv, Inc. (Æ)	20,850	997
Freddie Mac (Ñ)	71,900	587
Genworth Financial, Inc. Class A	8,600	137
Goldman Sachs Group, Inc. (The)	30,640	5,639
Hartford Financial Services Group, Inc.	9,800	621
Hospitality Properties Trust (ö)(Ñ)	7,000	149
Hudson City Bancorp, Inc. (Ñ)	69,000	1,260

48	Tax-Managed Large Cap Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Huntington Bancshares, Inc. (Ñ)	24,800	174
IntercontinentalExchange, Inc. (Æ)	36,500	3,643
Janus Capital Group, Inc. (Ñ)	87,500	2,655
JPMorgan Chase & Co.	121,220	4,925
Keycorp (Ñ)	11,500	121
Kimco Realty Corp. (ö)(Ñ)	5,200	184
Lehman Brothers Holdings, Inc. (Ñ)	122,100	2,117
Lincoln National Corp.	6,600	315
Merrill Lynch & Co., Inc. (Ñ)	146,370	3,901
MetLife, Inc.	28,720	1,458
Moody’s Corp. (Ñ)	74,500	2,593
Morgan Stanley	63,000	2,487
NYSE Euronext	14,300	676
Paychex, Inc. (Ñ)	15,800	520
Piper Jaffray Cos. (Æ)(Ñ)	700	25
Prologis (ö)(Ñ)	9,200	450
Protective Life Corp.	5,600	201
Prudential Financial, Inc.	2,400	166
RenaissanceRe Holdings, Ltd.	7,700	392
State Street Corp.	15,900	1,139
TCF Financial Corp. (Ñ)	12,200	156
TD Ameritrade Holding Corp. (Æ)	137,500	2,738
Torchmark Corp.	7,900	459
Travelers Cos., Inc. (The)	12,000	529
Unum Group	17,400	420
US Bancorp	54,300	1,662
Visa, Inc. New	62,675	4,579
Wachovia Corp. (Ñ)	33,800	584
Washington Mutual, Inc. (Ñ)	252,009	1,343
Wells Fargo & Co.	52,700	1,595
Western Union Co. (The)	2,440	67
WR Berkley Corp.	1,350	32
Zions Bancorporation (Ñ)	21,200	621

		81,998

Health Care - 14.9%
Abbott Laboratories	110,400	6,220
Abraxis Bioscience, Inc. (Æ)	9,000	678
Aetna, Inc.	51,460	2,110
Allergan, Inc./United States	83,100	4,315
Amgen, Inc. (Æ)	5,100	319
Baxter International, Inc.	14,900	1,022
Biogen Idec, Inc. (Æ)	5,000	349
Bristol-Myers Squibb Co.	62,600	1,322
Cardinal Health, Inc.	7,500	403
Celgene Corp. (Æ)	21,300	1,608
Cerner Corp. (Æ)(Ñ)	25,400	1,134
Covidien, Ltd. Class W	76,025	3,743

	Principal Amount ($) or Shares	Market Value $
CR Bard, Inc.	7,700	715
CVS/Caremark Corp.	118,610	4,329
Express Scripts, Inc. Class A (Æ)	29,100	2,053
Forest Laboratories, Inc. (Æ)	12,100	430
Genentech, Inc. (Æ)	35,900	3,419
Genzyme Corp. (Æ)	65,000	4,982
Gilead Sciences, Inc. (Æ)	87,280	4,711
GlaxoSmithKline PLC - ADR (Ñ)	28,300	1,318
Intuitive Surgical, Inc. (Æ)	20,970	6,528
Johnson & Johnson	63,616	4,356
McKesson Corp.	7,400	414
Medtronic, Inc.	6,800	359
Merck & Co., Inc.	97,200	3,198
Pfizer, Inc.	215,200	4,018
Schering-Plough Corp.	75,900	1,600
Stryker Corp.	35,600	2,285
Thermo Fisher Scientific, Inc. (Æ)	30,020	1,817
Varian Medical Systems, Inc. (Æ)	50,100	3,006
Watson Pharmaceuticals, Inc. (Æ)	47,200	1,365
WellPoint, Inc. (Æ)	6,200	325
Wyeth	24,000	973
Zimmer Holdings, Inc. (Æ)	7,800	538

		75,962

Integrated Oils - 5.2%
Chevron Corp.	94,987	8,032
ConocoPhillips (Ñ)	73,479	5,997
Exxon Mobil Corp.	111,046	8,931
Marathon Oil Corp.	15,700	777
Occidental Petroleum Corp.	15,700	1,238
Petroleo Brasileiro SA - ADR	19,740	1,104
Royal Dutch Shell PLC - ADR	8,000	566

		26,645

Materials and Processing - 3.4%
Air Products & Chemicals, Inc.	5,000	476
Alcoa, Inc.	75,070	2,534
Archer-Daniels-Midland Co.	5,100	146
Bunge, Ltd. (Ñ)	18,200	1,800
Cemex SAB de CV - ADR (Æ)(Ñ)	83,767	1,781
Domtar Corp. (Æ)	47,300	270
Forestar Real Estate Group, Inc. (Æ)(Ñ)	2,266	41
Monsanto Co.	27,610	3,289
Mosaic Co. (The)	8,090	1,029
Owens-Illinois, Inc. (Æ)	25,100	1,060
Praxair, Inc.	6,800	637
Rohm & Haas Co.	23,200	1,740
United States Steel Corp.	14,400	2,309

		17,112

Tax-Managed Large Cap Fund	49

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Miscellaneous - 2.5%
3M Co.	3,700	260
Eaton Corp.	15,700	1,115
General Electric Co.	222,000	6,280
Honeywell International, Inc.	4,300	219
Johnson Controls, Inc.	52,000	1,568
SPX Corp.	11,970	1,518
Tyco International, Ltd. Class W	43,215	1,926

		12,886

Other Energy - 7.5%
Anadarko Petroleum Corp.	24,100	1,396
Baker Hughes, Inc.	23,100	1,915
Cameron International Corp. (Æ)	27,230	1,301
Devon Energy Corp.	38,010	3,607
Dynegy, Inc. Class A (Æ)	103,172	694
El Paso Corp. (Ñ)	148,030	2,654
EOG Resources, Inc.	5,400	543
FMC Technologies, Inc. (Æ)	50,900	3,145
Halliburton Co.	23,700	1,062
National Oilwell Varco, Inc. (Æ)	105,500	8,295
Range Resources Corp.	20,170	979
Schlumberger, Ltd.	86,900	8,829
Transocean, Inc. (Æ)	1,300	177
Valero Energy Corp.	6,600	221
Weatherford International, Ltd. (Æ)	49,940	1,884
XTO Energy, Inc.	31,075	1,468

		38,170

Producer Durables - 4.7%
American Tower Corp. Class A (Æ)	14,600	612
Applied Materials, Inc. (Ñ)	110,190	1,908
Boeing Co.	11,800	721
Caterpillar, Inc.	13,000	904
Danaher Corp.	14,500	1,155
Deere & Co.	29,280	2,054
Dover Corp.	12,300	610
Emerson Electric Co.	16,100	784
Ingersoll-Rand Co., Ltd. Class A	20,400	734
Lam Research Corp. (Æ)(Ñ)	29,000	954
Lexmark International, Inc. Class A (Æ)(Ñ)	36,000	1,263
Lockheed Martin Corp.	8,600	897
Northrop Grumman Corp.	12,000	809
NVR, Inc. (Æ)(Ñ)	2,420	1,337
Parker Hannifin Corp. (Ñ)	13,200	814
Raytheon Co.	8,200	467
Toll Brothers, Inc. (Æ)(Ñ)	11,400	229

	Principal Amount ($) or Shares	Market Value $
United Technologies Corp.	117,000	7,486

		23,738

Technology - 15.0%
Akamai Technologies, Inc. (Æ)(Ñ)	20,530	479
Altera Corp.	50,400	1,106
Apple, Inc. (Æ)	61,830	9,828
Broadcom Corp. Class A (Æ)(Ñ)	175,830	4,271
Cisco Systems, Inc. (Æ)	386,730	8,504
Computer Sciences Corp. (Æ)	5,300	251
Corning, Inc. 2008	64,400	1,289
Dell, Inc. (Æ)	91,400	2,246
EMC Corp./Massachusetts (Æ)	246,500	3,700
F5 Networks, Inc. (Æ)(Ñ)	23,000	671
First Solar, Inc. (Æ)	6,020	1,716
Hewlett-Packard Co.	142,500	6,384
Intel Corp.	22,900	508
International Business Machines Corp.	70,170	8,980
Intersil Corp. Class A	1,700	41
Jabil Circuit, Inc.	42,900	698
Juniper Networks, Inc. (Æ)	83,290	2,168
Macrovision Solutions Corp. (Æ)	457	7
Microsoft Corp.	145,800	3,750
NCR Corp. (Æ)	22,300	599
Oracle Corp. (Æ)	182,400	3,927
QUALCOMM, Inc.	93,830	5,193
Salesforce.com, Inc. (Æ)(Ñ)	73,330	4,678
Seagate Technology, Inc. (Æ)	26,700	—
Sybase, Inc. (Æ)(Ñ)	28,200	948
Teradata Corp. (Æ)	22,300	522
Texas Instruments, Inc.	2,300	56
Tyco Electronics, Ltd.	23,425	776
Xilinx, Inc. (Ñ)	131,230	3,258

		76,554

Utilities - 5.2%
ACE, Ltd.	25,300	1,283
America Movil SAB de CV Series L	53,300	2,691
American Electric Power Co., Inc.	18,000	711
AT&T, Inc.	237,906	7,330
CMS Energy Corp. (Ñ)	51,000	689
Comcast Corp. Class A	8,800	181
Comcast Corp. Class A (Ñ)	135,200	2,777
Constellation Energy Group, Inc.	5,700	474
Edison International	31,300	1,513
Embarq Corp.	1,252	57
Exelon Corp.	23,050	1,812
Fairpoint Communications, Inc. (Ñ)	1,432	10

50	Tax-Managed Large Cap Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FirstEnergy Corp.	8,900	655
Millicom International Cellular SA	1,640	127
PG&E Corp. (Ñ)	46,600	1,795
Pinnacle West Capital Corp.	2,200	74
PPL Corp.	3,600	169
Sierra Pacific Resources	21,800	247
Sprint Nextel Corp.	12,156	99
Verizon Communications, Inc.	99,580	3,390
Xcel Energy, Inc. (Ñ)	15,300	307

		26,391

Total Common Stocks
(cost $419,496)		485,069

Short-Term Investments - 5.4%
Russell Investment Company Money Market Fund	25,298,000	25,298
United States Treasury Bills (ç)(ž)(§) 1.915% due 09/18/08	2,400	2,394

Total Short-Term Investments
(cost $27,692)		27,692

Other Securities - 14.2%
Russell Investment Company Money Market Fund (×)	26,236,714	26,237
State Street Securities Lending Quality Trust (×)	45,927,815	45,928

Total Other Securities
(cost $72,165)		72,165

Total Investments - 114.8%
(identified cost $519,353)		584,926

Other Assets and Liabilities, Net - (14.8%)		(75,243)

Net Assets - 100.0%		509,683

See accompanying notes which are an integral part of the financial statements.

Tax-Managed Large Cap Fund	51

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	137	USD	8,680	09/08	(427)
S&P 500 Index (CME)	60	USD	19,007	09/08	(703)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,130)

See accompanying notes which are an integral part of the financial statements.

52	Tax-Managed Large Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.9%
Auto and Transportation - 5.7%
AAR Corp. (Æ)(Ñ)	10,350	178
Alexander & Baldwin, Inc. (Ñ)	13,599	590
AMR Corp. (Æ)	18,204	164
ArvinMeritor, Inc. (Ñ)	11,190	155
BorgWarner, Inc. (Ñ)	7,150	288
Bristow Group, Inc. (Æ)(Ñ)	5,580	251
Con-way, Inc. (Ñ)	4,752	240
Cooper Tire & Rubber Co. (Ñ)	66,700	614
Copa Holdings SA Class A	3,614	129
Dana Holding Corp. (Æ)(Ñ)	21,575	138
Delta Air Lines, Inc. (Æ)	32,300	244
Genco Shipping & Trading, Ltd. (Ñ)	4,250	290
General Maritime Corp. (Ñ)	45,807	1,234
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	28,725	1,163
Gentex Corp. (Ñ)	15,360	238
Goodyear Tire & Rubber Co. (The) (Æ)	11,722	230
Kansas City Southern (Æ)(Ñ)	4,317	237
Kirby Corp. (Æ)(Ñ)	9,900	472
Landstar System, Inc.	4,780	242
Old Dominion Freight Line, Inc. (Æ)(Ñ)	19,600	719
Overseas Shipholding Group, Inc.	3,515	277
Skywest, Inc.	11,225	171
Tenneco, Inc. (Æ)(Ñ)	88,927	1,282
UTi Worldwide, Inc. (Ñ)	86,070	1,566
Visteon Corp. (Æ)(Ñ)	42,725	122
Wabtec Corp.	34,600	1,920

		13,154

Consumer Discretionary - 16.9%
99 Cents Only Stores (Æ)(Ñ)	67,207	450
Aaron Rents, Inc. (Ñ)	9,893	272
AC Moore Arts & Crafts, Inc. (Æ)	18,020	136
Activision Blizzard, Inc. (Æ)	6,531	235
Advisory Board Co. (The) (Æ)	6,532	251
Aeropostale, Inc. (Æ)(Ñ)	9,275	299
Allied Waste Industries, Inc. (Æ)	21,510	260
American Public Education, Inc. (Æ)(Ñ)	4,650	211
AMN Healthcare Services, Inc. (Æ)(Ñ)	12,050	228
AnnTaylor Stores Corp. (Æ)	9,100	205
Arbitron, Inc. (Ñ)	19,605	921
Asbury Automotive Group, Inc. (Ñ)	11,652	115
Bare Escentuals, Inc. (Æ)(Ñ)	46,260	534
Big Lots, Inc. (Æ)(Ñ)	10,980	334
Brinker International, Inc. (Ñ)	14,750	271
Cabela’s, Inc. (Æ)(Ñ)	17,056	198
Callaway Golf Co. (Ñ)	12,895	164

	Principal Amount ($) or Shares	Market Value $
Capella Education Co. (Æ)(Ñ)	15,474	808
Career Education Corp. (Æ)(Ñ)	10,625	195
Carter’s, Inc. (Æ)(Ñ)	54,782	906
Cato Corp. (The) Class A (Ñ)	29,875	534
CDI Corp. (Ñ)	7,353	151
Central European Distribution Corp. (Æ)	8,704	635
Chemed Corp. (Ñ)	22,425	960
Chico’s FAS, Inc. (Æ)(Ñ)	28,571	159
Consolidated Graphics, Inc. (Æ)(Ñ)	7,675	257
Core-Mark Holding Co., Inc. (Æ)(Ñ)	7,200	196
Corinthian Colleges, Inc. (Æ)(Ñ)	62,299	981
Corrections Corp. of America (Æ)	11,134	312
CoStar Group, Inc. (Æ)(Ñ)	15,185	758
Deckers Outdoor Corp. (Æ)(Ñ)	3,010	340
DeVry, Inc. (Ñ)	13,340	758
DreamWorks Animation SKG, Inc. Class A (Æ)	9,405	279
Earthlink, Inc. (Æ)(Ñ)	25,129	226
Family Dollar Stores, Inc. (Ñ)	11,530	269
Fossil, Inc. (Æ)(Ñ)	59,311	1,588
Fred’s, Inc. Class A (Ñ)	76,692	986
FTI Consulting, Inc. (Æ)(Ñ)	18,239	1,298
Gaylord Entertainment Co. (Æ)(Ñ)	6,125	184
Greenfield Online, Inc. (Æ)	17,003	235
Guess ?, Inc. (Ñ)	17,460	553
Hearst-Argyle Television, Inc. Class A (Ñ)	9,984	211
International Speedway Corp. Class A	5,825	214
ITT Educational Services, Inc. (Æ)	2,138	189
Jack in the Box, Inc. (Æ)(Ñ)	21,575	466
Jackson Hewitt Tax Service, Inc.	11,300	175
John Wiley & Sons, Inc. Class A	5,840	265
Landry’s Restaurants, Inc. (Ñ)	7,308	107
Lululemon Athletica, Inc. Class W (Æ)(Ñ)	9,060	201
Matthews International Corp. Class A (Ñ)	16,076	802
MAXIMUS, Inc.	6,252	232
Meredith Corp. (Ñ)	22,975	587
MPS Group, Inc. (Æ)(Ñ)	20,742	239
MSC Industrial Direct Co. Class A (Ñ)	6,174	295
Navigant Consulting, Inc. (Æ)(Ñ)	8,067	149
Papa John’s International, Inc. (Æ)(Ñ)	15,125	428
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	34,580	899
Polo Ralph Lauren Corp. Class A (Ñ)	3,978	235
Pool Corp. (Ñ)	7,850	173
priceline.com, Inc. (Æ)(Ñ)	2,800	322
RadioShack Corp.	16,265	271
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	23,625	587
School Specialty, Inc. (Æ)(Ñ)	22,289	742
Scientific Games Corp. Class A (Æ)(Ñ)	32,225	978
Service Corp. International (Ñ)	25,716	246

Tax-Managed Mid & Small Cap Fund	53

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Shoe Carnival, Inc. (Æ)	11,061	169
Sinclair Broadcast Group, Inc. Class A (Ñ)	25,241	193
Smith & Wesson Holding Corp. (Æ)	64,370	289
Sonic Corp. (Æ)(Ñ)	12,225	185
Strayer Education, Inc. (Ñ)	12,611	2,808
Tetra Tech, Inc. (Æ)	18,923	544
Tivo, Inc. (Æ)(Ñ)	26,900	207
Toro Co. (Ñ)	5,785	188
Tractor Supply Co. (Æ)(Ñ)	16,561	630
Tupperware Brands Corp. (Ñ)	14,734	575
Tween Brands, Inc. (Æ)(Ñ)	37,125	511
United Online, Inc. (Ñ)	14,256	155
United Stationers, Inc. (Æ)(Ñ)	15,725	603
Urban Outfitters, Inc. (Æ)	10,110	334
Valassis Communications, Inc. (Æ)(Ñ)	47,775	421
Valueclick, Inc. (Æ)(Ñ)	129,493	1,541
VistaPrint, Ltd. (Æ)(Ñ)	16,010	413
Warnaco Group, Inc. (The) (Æ)(Ñ)	7,650	321
Watson Wyatt Worldwide, Inc. Class A (Ñ)	5,298	307
WESCO International, Inc. (Æ)	7,443	280
Weyco Group, Inc.	6,757	196
WMS Industries, Inc. (Æ)(Ñ)	25,625	722

		39,257

Consumer Staples - 3.5%
Casey’s General Stores, Inc. (Ñ)	36,627	901
Del Monte Foods Co.	29,738	252
Green Mountain Coffee Roasters, Inc. (Æ)	8,170	297
Hain Celestial Group, Inc. (Æ)(Ñ)	7,729	202
Lance, Inc. (Ñ)	42,697	786
Longs Drug Stores Corp. (Ñ)	3,416	160
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	65,360	1,274
Ralcorp Holdings, Inc. (Æ)(Ñ)	4,120	222
Ruddick Corp. (Ñ)	7,780	241
SunOpta, Inc. (Æ)(Ñ)	122,615	651
TreeHouse Foods, Inc. (Æ)(Ñ)	59,770	1,620
United Natural Foods, Inc. (Æ)(Ñ)	37,110	713
Whole Foods Market, Inc. (Ñ)	32,430	719

		8,038

Financial Services - 16.3%
Alexander’s, Inc. (Æ)(ö)(Ñ)	485	172
American Campus Communities, Inc. (ö)(Ñ)	20,050	587
American Equity Investment Life Holding Co.	85,500	747
Apollo Investment Corp. (Ñ)	14,988	239

	Principal Amount ($) or Shares	Market Value $
Arbor Realty Trust, Inc. (ö)(Ñ)	44,051	483
Ares Capital Corp. (Ñ)	21,500	246
Argo Group International Holdings, Ltd. (Æ)	27,594	939
Assurant, Inc.	6,010	361
BancTrust Financial Group, Inc.	18,810	141
Bank of the Ozarks, Inc. (Ñ)	31,050	637
BioMed Realty Trust, Inc. (ö)(Ñ)	20,725	535
Capital Southwest Corp. (Ñ)	1,510	197
Cash America International, Inc.	5,325	224
Cedar Shopping Centers, Inc. (ö)(Ñ)	51,928	663
Cullen/Frost Bankers, Inc. (Ñ)	14,695	775
Delphi Financial Group, Inc. Class A	8,367	209
Deluxe Corp.	8,950	128
Dun & Bradstreet Corp.	3,850	372
East West Bancorp, Inc. (Ñ)	41,334	492
EastGroup Properties, Inc. (ö)	5,000	232
Employers Holdings, Inc.	12,837	229
Euronet Worldwide, Inc. (Æ)(Ñ)	65,255	1,044
Extra Space Storage, Inc. (ö)(Ñ)	15,650	222
Fair Isaac Corp. (Ñ)	26,621	593
Federal Realty Investment Trust (ö)(Ñ)	3,380	245
Fidelity National Financial, Inc. Class A (Ñ)	19,108	255
Fidelity National Information Services, Inc.	3,369	64
First Commonwealth Financial Corp. (Ñ)	22,212	253
First Industrial Realty Trust, Inc. (ö)(Ñ)	19,417	481
First Midwest Bancorp, Inc. (Ñ)	25,378	521
First Place Financial Corp.	20,121	219
Franklin Street Properties Corp. (ö)(Ñ)	17,600	216
GATX Corp. (Ñ)	22,362	1,017
General Growth Properties, Inc. (ö)(Ñ)	7,783	213
Glacier Bancorp, Inc. (Ñ)	12,044	261
Greenhill & Co., Inc. (Ñ)	8,990	552
Hanover Insurance Group, Inc. (The)	16,214	696
Hatteras Financial Corp. (ö)(Ñ)	7,175	165
HCP, Inc. (ö)(Ñ)	6,612	238
Health Care REIT, Inc. (ö)(Ñ)	5,150	257
Hersha Hospitality Trust (ö)	52,725	374
Home Properties, Inc. (ö)(Ñ)	11,965	658
Huntington Bancshares, Inc.	26,906	189
IBERIABANK Corp.	4,775	246
Inland Real Estate Corp. (ö)(Ñ)	15,625	234
Interactive Brokers Group, Inc. Class A (Æ)(Ñ)	8,100	227
Investment Technology Group, Inc. (Æ)	7,536	224
Investors Real Estate Trust (ö)(Ñ)	22,730	239
Janus Capital Group, Inc.	8,960	272

54	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kayne Anderson Energy Development Co. (Ñ)	9,024	203
Leucadia National Corp. (Ñ)	5,359	240
Maiden Holdings, Ltd.	30,173	211
Mercury General Corp. (Ñ)	4,950	250
MGIC Investment Corp. (Ñ)	98,129	628
Mid-America Apartment Communities, Inc. (ö)(Ñ)	27,096	1,557
Nationwide Health Properties, Inc. (ö)	7,670	285
Navigators Group, Inc. (Æ)	4,675	222
NewAlliance Bancshares, Inc.	18,750	243
Old National Bancorp (Ñ)	69,028	1,048
Pacific Capital Bancorp NA (Ñ)	14,925	195
Philadelphia Consolidated Holding Co. (Æ)	10,775	630
Post Properties, Inc. (ö)(Ñ)	8,105	258
PrivateBancorp, Inc. (Ñ)	7,940	235
Raymond James Financial, Inc. (Ñ)	6,760	195
Reinsurance Group of America, Inc. (Ñ)	4,845	241
Riskmetrics Group, Inc. (Æ)(Ñ)	19,740	356
RLI Corp. (Ñ)	11,475	627
Selective Insurance Group (Ñ)	30,765	664
Signature Bank NY (Æ)(Ñ)	57,420	1,690
State Auto Financial Corp. (Ñ)	7,580	219
State Street Corp.	3,248	233
Sterling Bancshares, Inc. (Ñ)	23,950	233
Stewart Information Services Corp. (Ñ)	30,007	524
Sun Communities, Inc. (ö)(Ñ)	31,946	542
Tanger Factory Outlet Centers (ö)(Ñ)	6,322	236
TD Ameritrade Holding Corp. (Æ)	12,371	246
Texas Capital Bancshares, Inc. (Æ)(Ñ)	82,725	1,336
UCBH Holdings, Inc. (Ñ)	110,438	498
Umpqua Holdings Corp. (Ñ)	18,100	246
UnionBanCal Corp. (Ñ)	3,300	177
United Bankshares, Inc. (Ñ)	16,400	413
United Fire & Casualty Co. (Ñ)	13,850	376
Valley National Bancorp (Ñ)	12,161	240
Vornado Realty Trust (ö)	2,472	235
Waddell & Reed Financial, Inc. Class A	23,200	775
Washington Real Estate Investment Trust (ö)(Ñ)	7,104	243
Westamerica Bancorporation (Ñ)	15,203	791
Wintrust Financial Corp. (Ñ)	39,413	814
World Acceptance Corp. (Æ)(Ñ)	11,694	383
WSFS Financial Corp.	3,802	207

		37,728

	Principal Amount ($) or Shares	Market Value $
Health Care - 13.3%
Abraxis Bioscience, Inc. (Æ)(Ñ)	3,111	234
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	5,730	537
Align Technology, Inc. (Æ)(Ñ)	20,975	210
Amedisys, Inc. (Æ)(Ñ)	4,318	277
American Medical Systems Holdings, Inc. (Æ)(Ñ)	15,375	253
AMERIGROUP Corp. Class A (Æ)	17,050	433
Amsurg Corp. Class A (Æ)	9,025	242
Amylin Pharmaceuticals, Inc. (Æ)	7,001	221
Arthrocare Corp. (Æ)(Ñ)	48,215	1,019
Auxilium Pharmaceuticals, Inc. (Æ)(Ñ)	3,825	142
BioMarin Pharmaceutical, Inc. (Æ)	3,130	102
Celgene Corp. (Æ)	3,193	241
Charles River Laboratories International, Inc. (Æ)	11,108	738
Chattem, Inc. (Æ)(Ñ)	13,889	895
Cooper Cos., Inc. (The) (Ñ)	6,240	210
Covance, Inc. (Æ)(Ñ)	8,580	788
Coventry Health Care, Inc. (Æ)(Ñ)	6,876	243
Durect Corp. (Æ)(Ñ)	48,870	217
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	10,825	251
Gen-Probe, Inc. (Æ)(Ñ)	8,630	460
Gentiva Health Services, Inc. (Æ)(Ñ)	42,481	1,085
Greatbatch, Inc. (Æ)	9,604	196
Haemonetics Corp. (Æ)	19,623	1,139
Healthsouth Corp. (Æ)(Ñ)	8,050	132
Henry Schein, Inc. (Æ)(Ñ)	10,840	581
HLTH Corp. (Æ)(Ñ)	18,335	201
Hologic, Inc. (Æ)(Ñ)	13,117	242
Human Genome Sciences, Inc. (Æ)(Ñ)	28,775	191
Icon PLC - ADR (Æ)	3,770	303
ICU Medical, Inc. (Æ)(Ñ)	28,207	802
Idexx Laboratories, Inc. (Æ)	30,346	1,624
Illumina, Inc. (Æ)(Ñ)	5,735	535
ImClone Systems, Inc. (Æ)(Ñ)	5,990	383
Inverness Medical Innovations, Inc. (Æ)	5,525	186
Kindred Healthcare, Inc. (Æ)	23,450	632
KV Pharmaceutical Co. Class A (Æ)(Ñ)	18,875	387
Medarex, Inc. (Æ)(Ñ)	25,200	249
Medical Action Industries, Inc. (Æ)(Ñ)	51,008	507
Mentor Corp. (Ñ)	25,146	624
Merit Medical Systems, Inc. (Æ)	73,505	1,486
Nighthawk Radiology Holdings, Inc. (Æ)(Ñ)	195,000	1,628
NuVasive, Inc. (Æ)(Ñ)	4,175	235
Omnicare, Inc. (Ñ)	9,575	282

Tax-Managed Mid & Small Cap Fund	55

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Omnicell, Inc. (Æ)(Ñ)	8,670	141
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	5,694	300
Perrigo Co. (Ñ)	12,200	430
PSS World Medical, Inc. (Æ)(Ñ)	48,407	811
Psychiatric Solutions, Inc. (Æ)(Ñ)	7,480	262
Quality Systems, Inc. (Ñ)	44,964	1,477
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	14,850	395
Stericycle, Inc. (Æ)(Ñ)	9,420	563
Sunrise Senior Living, Inc. (Æ)(Ñ)	40,760	731
SurModics, Inc. (Æ)(Ñ)	17,474	735
Techne Corp. (Æ)	3,040	242
Tenet Healthcare Corp. (Æ)(Ñ)	38,900	225
United Therapeutics Corp. (Æ)(Ñ)	4,470	507
Universal Health Services, Inc. Class B	6,210	376
US Physical Therapy, Inc. (Æ)	32,007	523
Vertex Pharmaceuticals, Inc. (Æ)	10,350	357
Viropharma, Inc. (Æ)(Ñ)	15,275	188
Vital Signs, Inc. (Ñ)	7,700	563
WellCare Health Plans, Inc. (Æ)(Ñ)	3,575	141
Wright Medical Group, Inc. (Æ)(Ñ)	8,462	266
Zoll Medical Corp. (Æ)(Ñ)	8,301	261

		30,837

Industrials - 0.0%
Lender Processing Services, Inc.	1,684	56

Integrated Oils - 0.1%
Delta Petroleum Corp. (Æ)(Ñ)	13,325	254

Materials and Processing - 9.1%
AAON, Inc. (Ñ)	11,450	218
Airgas, Inc. (Ñ)	3,090	177
AK Steel Holding Corp. (Ñ)	4,104	261
American Superconductor Corp. (Æ)(Ñ)	6,040	239
Arch Chemicals, Inc. (Ñ)	5,780	186
Brush Engineered Materials, Inc. (Æ)(Ñ)	14,973	358
Celanese Corp. Class A	12,430	479
Celera Corp. (Æ)(Ñ)	94,945	1,296
Ceradyne, Inc. (Æ)	17,112	793
CF Industries Holdings, Inc.	7,862	1,285
Cleveland-Cliffs, Inc.	2,226	241
Commercial Metals Co. (Ñ)	18,725	559
Compass Minerals International, Inc.	19,914	1,505
Cytec Industries, Inc.	5,542	300
Deltic Timber Corp. (Ñ)	13,450	819
Energy Conversion Devices, Inc. (Æ)(Ñ)	1,948	136
EnerSys (Æ)	8,097	261
ENGlobal Corp. (Æ)	57,732	712

	Principal Amount ($) or Shares	Market Value $
Ennis, Inc. (Ñ)	28,050	433
Ferro Corp.	11,758	256
FMC Corp.	5,662	421
GrafTech International, Ltd. (Æ)	12,742	299
Harsco Corp.	7,460	404
HB Fuller Co. (Ñ)	7,775	194
Hercules, Inc.	22,175	445
Interline Brands, Inc. (Æ)(Ñ)	11,425	180
Jacobs Engineering Group, Inc. (Æ)(Ñ)	3,004	232
Kaydon Corp. (Ñ)	12,954	614
Lennox International, Inc.	7,530	269
MGP Ingredients, Inc. (Ñ)	50,977	280
Minerals Technologies, Inc.	3,910	252
Polypore International, Inc. (Æ)(Ñ)	65,260	1,707
Precision Castparts Corp.	2,455	229
Quanex Building Products Corp.	12,775	197
Quanta Services, Inc. (Æ)	7,196	222
Rogers Corp. (Æ)(Ñ)	3,800	157
RPM International, Inc.	13,056	268
Scotts Miracle-Gro Co. (The) Class A (Ñ)	14,800	288
Sonoco Products Co.	9,475	309
Southern Copper Corp.	7,800	217
Terra Industries, Inc. (Ñ)	25,922	1,400
Texas Industries, Inc. (Ñ)	10,800	558
Universal Forest Products, Inc. (Ñ)	6,137	166
USG Corp. (Æ)(Ñ)	7,417	213
Watsco, Inc. (Ñ)	13,675	682
Wausau Paper Corp. (Ñ)	53,825	477

		21,194

Miscellaneous - 0.6%
Brunswick Corp. (Ñ)	25,031	323
Carlisle Cos., Inc. (Ñ)	6,847	209
GenCorp, Inc. (Æ)(Ñ)	19,225	161
Walter Industries, Inc. Class A	6,775	711

		1,404

Other Energy - 5.7%
Alpha Natural Resources, Inc. (Æ)(Ñ)	6,240	617
Arch Coal, Inc.	4,203	237
Basic Energy Services, Inc. (Æ)(Ñ)	13,525	364
Core Laboratories NV (Ñ)	3,910	507
Denbury Resources, Inc. (Æ)(Ñ)	8,810	248
Encore Acquisition Co. (Æ)	11,037	683
Energy Partners, Ltd. (Æ)(Ñ)	14,800	176
FMC Technologies, Inc. (Æ)	3,803	235
Forest Oil Corp. (Æ)(Ñ)	15,100	861
Foundation Coal Holdings, Inc.	8,481	504

56	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FX Energy, Inc. (Æ)	21,565	147
Grey Wolf, Inc. (Æ)(Ñ)	31,589	270
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	27,750	886
Hercules Offshore, Inc. (Æ)(Ñ)	7,252	181
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	5,596	249
International Coal Group, Inc. (Æ)(Ñ)	72,310	757
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	14,160	215
Lufkin Industries, Inc.	3,020	269
Massey Energy Co.	2,849	211
NATCO Group, Inc. Class A (Æ)(Ñ)	17,875	852
Oil States International, Inc. (Æ)	5,894	323
Parker Drilling Co. (Æ)(Ñ)	31,395	253
Patriot Coal Corp. (Æ)	1,360	172
Peabody Energy Corp. (Ñ)	3,549	240
PetroHawk Energy Corp. (Æ)	22,810	760
Plains Exploration & Production Co. (Æ)	4,322	242
RAM Energy Resources, Inc. (Æ)	47,582	222
Range Resources Corp.	10,301	500
Southwestern Energy Co. (Æ)	6,790	247
Stone Energy Corp. (Æ)(Ñ)	5,440	278
Tesoro Corp. (Ñ)	11,479	177
USEC, Inc. (Æ)(Ñ)	22,300	116
Whiting Petroleum Corp. (Æ)(Ñ)	9,960	933
Willbros Group, Inc. (Æ)(Ñ)	7,406	278

		13,210

Producer Durables - 7.7%
Aerovironment, Inc. (Æ)	6,975	228
AGCO Corp. (Æ)	4,308	258
Ametek, Inc.	9,820	470
Applied Industrial Technologies, Inc. (Ñ)	8,810	235
AZZ, Inc. (Æ)(Ñ)	12,567	575
BE Aerospace, Inc. (Æ)	5,731	147
C&D Technologies, Inc. (Æ)(Ñ)	68,300	548
Centex Corp.	12,275	180
Champion Enterprises, Inc. (Æ)(Ñ)	103,622	409
Covanta Holding Corp. (Æ)(Ñ)	12,980	365
Crown Castle International Corp. (Æ)	6,292	240
Darling International, Inc. (Æ)(Ñ)	22,360	362
Dionex Corp. (Æ)(Ñ)	3,870	269
Donaldson Co., Inc. (Ñ)	22,163	1,000
DR Horton, Inc.	16,844	187
EnPro Industries, Inc. (Æ)(Ñ)	20,375	734
Entegris, Inc. (Æ)	33,241	210
ESCO Technologies, Inc. (Æ)(Ñ)	5,575	229
Federal Signal Corp. (Ñ)	17,925	258
Flowserve Corp.	4,610	615
General Cable Corp. (Æ)(Ñ)	17,170	989

	Principal Amount ($) or Shares	Market Value $
HNI Corp. (Ñ)	11,675	253
IDEX Corp.	16,878	638
Joy Global, Inc.	6,850	495
Kadant, Inc. (Æ)	18,725	401
Kennametal, Inc.	28,135	837
Lexmark International, Inc. Class A (Æ)(Ñ)	8,350	293
Littelfuse, Inc. (Æ)	6,355	203
MDC Holdings, Inc. (Ñ)	6,472	269
Middleby Corp. (Æ)(Ñ)	9,600	449
MTS Systems Corp. (Ñ)	15,800	662
Mueller Water Products, Inc. Class B	10,300	90
Orbital Sciences Corp. (Æ)(Ñ)	10,776	270
Pentair, Inc. (Ñ)	8,700	301
Polycom, Inc. (Æ)(Ñ)	19,745	466
Robbins & Myers, Inc.	26,484	1,345
TAL International Group, Inc. (Ñ)	26,600	673
Tennant Co. (Ñ)	44,820	1,179
Terex Corp. (Æ)(Ñ)	4,555	216
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	13,541	396

		17,944

Technology - 13.6%
Advanced Micro Devices, Inc. (Æ)	41,571	175
Akamai Technologies, Inc. (Æ)(Ñ)	8,975	209
Altera Corp. (Ñ)	9,380	206
American Science & Engineering, Inc. (Ñ)	15,382	869
Anixter International, Inc. (Æ)(Ñ)	9,788	666
Ansys, Inc. (Æ)(Ñ)	11,888	545
Applied Micro Circuits Corp. (Æ)	21,825	169
Ariba, Inc. (Æ)(Ñ)	16,139	265
Atheros Communications, Inc. (Æ)(Ñ)	9,310	289
Atmel Corp. (Æ)	69,875	247
Avnet, Inc. (Æ)	9,085	248
Benchmark Electronics, Inc. (Æ)(Ñ)	45,462	666
Black Box Corp.	6,756	201
BMC Software, Inc. (Æ)(Ñ)	7,111	234
CACI International, Inc. Class A (Æ)	24,656	1,109
Cognizant Technology Solutions Corp. Class A (Æ)	6,000	168
Digital River, Inc. (Æ)	8,070	322
Diodes, Inc. (Æ)(Ñ)	33,212	863
Electronics for Imaging, Inc. (Æ)(Ñ)	31,750	445
Emulex Corp. (Æ)(Ñ)	76,422	861
EPIQ Systems, Inc. (Æ)(Ñ)	29,341	343
F5 Networks, Inc. (Æ)(Ñ)	53,145	1,549
Fairchild Semiconductor International, Inc. Class A (Æ)	30,425	370

Tax-Managed Mid & Small Cap Fund	57

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Solar, Inc. (Æ)	625	178
Flir Systems, Inc. (Æ)(Ñ)	12,180	496
Foundry Networks, Inc. (Æ)	59,575	1,039
GTSI Corp. (Æ)	45,996	332
Harris Corp.	3,880	187
Harris Stratex Networks, Inc. Class A (Æ)(Ñ)	15,675	115
Informatica Corp. (Æ)(Ñ)	77,564	1,256
Intersil Corp. Class A (Ñ)	10,504	253
ION Geophysical Corp. (Æ)(Ñ)	42,485	678
IPG Photonics Corp. (Æ)	9,350	166
Jabil Circuit, Inc. (Ñ)	18,700	304
Kenexa Corp. (Æ)(Ñ)	49,340	922
LSI Corp. (Æ)	50,420	350
Macrovision Solutions Corp. (Æ)(Ñ)	135,847	2,065
Mantech International Corp. Class A (Æ)	26,740	1,493
Mentor Graphics Corp. (Æ)(Ñ)	68,475	950
MercadoLibre, Inc. (Æ)(Ñ)	5,700	204
Microchip Technology, Inc.	7,485	239
MSCI, Inc. Class A (Æ)	7,370	219
Nuance Communications, Inc. (Æ)	10,955	170
Omniture, Inc. (Æ)(Ñ)	19,040	330
ON Semiconductor Corp. (Æ)(Ñ)	28,450	267
Parametric Technology Corp. (Æ)	33,785	654
Perot Systems Corp. Class A (Æ)(Ñ)	58,300	975
Plexus Corp. (Æ)(Ñ)	7,375	210
PMC-Sierra, Inc. (Æ)(Ñ)	50,320	364
Progress Software Corp. (Æ)(Ñ)	31,875	938
Red Hat, Inc. (Æ)	10,322	221
RF Micro Devices, Inc. (Æ)(Ñ)	39,075	128
Salesforce.com, Inc. (Æ)(Ñ)	6,390	408
SAVVIS, Inc. (Æ)(Ñ)	10,075	163
Sonus Networks, Inc. (Æ)(Ñ)	121,945	443
Sycamore Networks, Inc. (Æ)	63,630	221
Syntel, Inc. (Ñ)	5,991	197
Taleo Corp. Class A (Æ)(Ñ)	50,980	955
Tellabs, Inc. (Æ)	38,143	196
TIBCO Software, Inc. (Æ)	25,425	209
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	10,450	167
Unisys Corp. (Æ)(Ñ)	53,542	198
Varian, Inc. (Æ)	14,946	738
Veraz Networks, Inc. (Æ)(Ñ)	61,762	53
Vishay Intertechnology, Inc. (Æ)	27,178	244
Vocus, Inc. (Æ)(Ñ)	8,920	317
Zebra Technologies Corp. Class A (Æ)	9,020	278

		31,509

	Principal Amount ($) or Shares	Market Value $
Utilities - 4.4%
Alaska Communications Systems Group, Inc. (Ñ)	107,788	1,373
Avista Corp.	24,700	559
Black Hills Corp. (Ñ)	18,000	581
Central Vermont Public Service Corp. (Ñ)	9,325	206
Cleco Corp. (Ñ)	34,338	863
El Paso Electric Co. (Æ)	38,003	785
Empire District Electric Co. (The)	11,275	230
Fairpoint Communications, Inc. (Ñ)	23,775	165
Great Plains Energy, Inc.	9,189	232
Laclede Group, Inc. (The) (Ñ)	5,600	238
Leap Wireless International, Inc. Class W (Æ)	3,951	170
NeuStar, Inc. Class A (Æ)(Ñ)	67,143	1,409
New Jersey Resources Corp. (Ñ)	7,807	266
Northwest Natural Gas Co. (Ñ)	5,300	240
NorthWestern Corp. (Ñ)	36,134	895
NSTAR	9,261	295
Otter Tail Corp. (Ñ)	5,993	272
Puget Energy, Inc.	9,494	261
SCANA Corp.	8,400	304
Southwest Gas Corp.	9,005	260
Telephone & Data Systems, Inc. (Ñ)	4,815	204
Wisconsin Energy Corp.	8,615	389

		10,197

Total Common Stocks
(cost $208,933)		224,782

Short-Term Investments - 3.9%
Russell Investment Company Money Market Fund	7,713,000	7,713
United States Treasury Bills (ç)(ž)(§) 1.915% due 09/18/08	1,300	1,297

Total Short-Term Investments
(cost $9,010)		9,010

58	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 41.8%
Russell Investment Company Money Market Fund (×)	35,273,985	35,274
State Street Securities Lending Quality Trust (×)	61,747,713	61,748

Total Other Securities
(cost $97,022)		97,022

Total Investments - 142.6%
(identified cost $314,965)		330,814

Other Assets and Liabilities, Net - (42.6%)		(98,824)

Net Assets - 100.0%		231,990

See accompanying notes which are an integral part of the financial statements.

Tax-Managed Mid & Small Cap Fund	59

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	121	USD	8,658	09/08	188

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					188

See accompanying notes which are an integral part of the financial statements.

60	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Select Growth Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.7%
Auto and Transportation - 2.5%
Expeditors International of Washington, Inc. (Ñ)	47,962	1,703
FedEx Corp. (Ñ)	8,500	670
Quantum Fuel Systems Technologies Worldwide, Inc. (Æ)(Ñ)	20,282	36
Union Pacific Corp.	7,720	636
United Parcel Service, Inc. Class B (Ñ)	20,000	1,262

		4,307

Consumer Discretionary - 16.8%
Accenture, Ltd. Class A	8,200	342
Activision Blizzard, Inc. (Æ)	7,000	252
Amazon.com, Inc. (Æ)(Ñ)	11,947	912
America’s Car-Mart, Inc. (Æ)(Ñ)	3,700	74
Autobytel, Inc. (Æ)	15,500	18
Baidu.com - ADR (Æ)(Ñ)	1,330	462
Cache, Inc. (Æ)(Ñ)	4,600	65
Central Garden and Pet Co. (Æ)	8,400	39
Cost Plus, Inc. (Æ)(Ñ)	12,200	29
Costco Wholesale Corp.	3,303	207
Deckers Outdoor Corp. (Æ)(Ñ)	900	102
Discovery Holding Co. Class A (Æ)	12,150	242
eBay, Inc. (Æ)(Ñ)	90,600	2,280
Eddie Bauer Holdings, Inc. (Æ)(Ñ)	6,000	33
Electronic Arts, Inc. (Æ)	39,800	1,719
Estee Lauder Cos., Inc. (The) Class A (Ñ)	7,110	314
Google, Inc. Class A (Æ)	12,307	5,830
Guess ?, Inc. (Ñ)	12,647	401
Infospace, Inc. (Ñ)	6,000	57
Inter Parfums, Inc. (Ñ)	3,600	54
International Game Technology (Ñ)	28,500	619
Isle of Capri Casinos, Inc. (Æ)(Ñ)	5,900	39
Kohl’s Corp. (Æ)(Ñ)	15,400	645
Lakes Entertainment, Inc. (Æ)(Ñ)	7,300	39
Las Vegas Sands Corp. (Æ)(Ñ)	21,380	973
LodgeNet Interactive Corp. (Æ)(Ñ)	6,200	22
Looksmart (Æ)(Ñ)	5,700	18
Lowe’s Cos., Inc.	32,700	664
McDonald’s Corp.	6,400	383
MGM Mirage (Æ)(Ñ)	33,300	966
MTR Gaming Group, Inc. (Æ)(Ñ)	5,400	20
Nautilus, Inc. (Ñ)	6,400	31
Nike, Inc. Class B	5,220	306
PetMed Express, Inc. (Æ)(Ñ)	4,400	64
Revlon, Inc. Class A (Æ)(Ñ)	46,100	56
Ruby Tuesday, Inc. (Æ)(Ñ)	4,700	32

	Principal Amount ($) or Shares	Market Value $
Shuffle Master, Inc. (Æ)	4,700	23
Stamps.com, Inc. (Æ)(Ñ)	3,900	53
Staples, Inc.	130,990	2,947
Starbucks Corp. (Æ)(Ñ)	43,500	639
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	3,200	110
Stein Mart, Inc. (Ñ)	8,100	36
Target Corp. (Ñ)	14,216	643
Time Warner Cable, Inc. Class A (Æ)(Ñ)	14,038	399
Trans World Entertainment Corp. (Æ)(Ñ)	6,800	21
Urban Outfitters, Inc. (Æ)(Ñ)	17,580	580
Valuevision Media, Inc. Class A (Æ)(Ñ)	9,800	30
VeriSign, Inc. (Æ)(Ñ)	32,000	1,041
Wal-Mart Stores, Inc.	26,299	1,542
Walt Disney Co. (The) (Ñ)	24,886	755
Weight Watchers International, Inc. (Ñ)	23,800	851
Westwood One, Inc. (Æ)(Ñ)	16,400	21
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	17,000	75
Yahoo!, Inc. (Æ)	16,961	337
Youbet.com, Inc. (Æ)(Ñ)	26,300	32

		28,444

Consumer Staples - 7.8%
Coca-Cola Co. (The)	64,187	3,306
Diageo PLC - ADR (Ñ)	10,579	744
Diamond Foods, Inc. (Ñ)	4,600	112
Fomento Economico Mexicano SAB de CV - ADR	7,980	366
General Mills, Inc. (Ñ)	14,050	905
HJ Heinz Co.	7,500	378
Molson Coors Brewing Co. Class B	21,438	1,157
Monterey Gourmet Foods, Inc. (Æ)(Ñ)	5,948	10
PepsiCo, Inc.	13,400	892
Procter & Gamble Co.	54,050	3,539
SYSCO Corp. (Ñ)	23,600	669
Walgreen Co. (Ñ)	33,300	1,143

		13,221

Financial Services - 10.7%
American Express Co.	27,199	1,010
American International Group, Inc. (Ñ)	8,300	216
Automatic Data Processing, Inc.	22,100	944
BlackRock, Inc. Class A (Ñ)	2,290	496
Blackstone Group, LP (The) (Ñ)	26,491	492
CBRE Realty Finance, Inc. (ö)(Ñ)	8,000	22
CME Group, Inc. Class A (Ñ)	4,900	1,765
Endurance Specialty Holdings, Ltd. (Ñ)	26,201	802
Fiserv, Inc. (Æ)(Ñ)	11,940	571

Select Growth Fund	61

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Goldman Sachs Group, Inc. (The)	6,852	1,261
GSC Investment Corp.	4,300	45
Hartford Financial Services Group, Inc. (Ñ)	5,200	330
IntercontinentalExchange, Inc. (Æ)(Ñ)	26,128	2,608
Mastercard, Inc. Class A (Ñ)	7,800	1,904
Morgan Stanley	25,807	1,019
Prudential Financial, Inc. (Ñ)	5,600	386
SLM Corp. (Æ)	22,786	390
State Street Corp.	13,200	946
T Rowe Price Group, Inc. (Ñ)	9,750	583
Visa, Inc.	20,000	1,461
Western Union Co. (The) (Ñ)	30,300	837
ZipRealty, Inc. (Æ)	8,400	33

		18,121

Health Care - 15.7%
Abbott Laboratories	6,100	344
Allergan, Inc. (Ñ)	28,500	1,480
Amgen, Inc. (Æ)	5,400	338
Angiodynamics, Inc. (Æ)	4,400	70
Baxter International, Inc.	11,280	774
Cerus Corp. (Æ)(Ñ)	8,200	42
Coventry Health Care, Inc. (Æ)(Ñ)	19,193	679
Covidien, Ltd.	6,200	305
CVS/Caremark Corp.	14,580	532
Dentsply International, Inc.	17,190	692
Dov Pharmaceutical, Inc. (Æ)	24,800	1
Genentech, Inc. (Æ)	26,600	2,534
Genzyme Corp. (Æ)	17,600	1,349
Gilead Sciences, Inc. (Æ)	44,729	2,415
Hanger Orthopedic Group, Inc. (Æ)	900	15
Henry Schein, Inc. (Æ)(Ñ)	9,400	503
Hi-Tech Pharmacal Co., Inc. (Æ)(Ñ)	4,282	50
Human Genome Sciences, Inc. (Æ)(Ñ)	33,400	221
Immunogen, Inc. (Æ)(Ñ)	10,900	50
Insite Vision, Inc. (Æ)	21,500	12
Intuitive Surgical, Inc. (Æ)(Ñ)	2,580	803
Invitrogen Corp. (Æ)(Ñ)	10,400	461
Johnson & Johnson (Ñ)	6,900	472
Medtronic, Inc. (Ñ)	39,606	2,092
Merck & Co., Inc.	48,028	1,580
Mylan, Inc. (Æ)(Ñ)	26,800	348
Nabi Biopharmaceuticals (Æ)(Ñ)	14,400	77
Noven Pharmaceuticals, Inc. (Æ)(Ñ)	3,400	42
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	26,200	131
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	10,100	268
Schering-Plough Corp. (Ñ)	53,428	1,126

	Principal Amount ($) or Shares	Market Value $
Sequenom, Inc. (Æ)(Ñ)	15,300	327
Stericycle, Inc. (Æ)	6,700	400
Synovis Life Technologies, Inc. (Æ)(Ñ)	4,392	91
Teva Pharmaceutical Industries, Ltd. - ADR	55,342	2,482
Thermo Fisher Scientific, Inc. (Æ)	12,450	754
Titan Pharmaceuticals, Inc. (Æ)(Ñ)	14,900	7
UnitedHealth Group, Inc.	47,500	1,334
Vertex Pharmaceuticals, Inc. (Æ)	10,600	366
Wyeth	5,300	215
Zimmer Holdings, Inc. (Æ)(Ñ)	13,600	937

		26,719

Integrated Oils - 0.5%
Hess Corp.	2,800	284
Petroleo Brasileiro SA - ADR	9,450	528

		812

Materials and Processing - 4.5%
Agrium, Inc.	3,400	299
AspenBio Pharma, Inc. (Æ)(Ñ)	9,600	60
Beacon Roofing Supply, Inc. (Æ)(Ñ)	5,000	67
Building Materials Holding Corp. (Ñ)	19,200	36
Bunge, Ltd. (Ñ)	3,030	300
California Coastal Communities, Inc. (Æ)(Ñ)	3,200	10
Celanese Corp. Class A (Ñ)	17,400	670
Chicago Bridge & Iron Co. NV	22,050	723
Ecolab, Inc. (Ñ)	12,400	554
Energizer Holdings, Inc. (Æ)(Ñ)	3,200	228
Fluor Corp. (Ñ)	2,780	226
Innophos Holdings, Inc. (Ñ)	2,600	76
Landec Corp. (Æ)(Ñ)	7,100	63
Monogram Biosciences, Inc. (Æ)(Ñ)	19,400	21
Monsanto Co.	8,740	1,041
Mosaic Co. (The)	3,080	392
Owens-Illinois, Inc. (Æ)	5,450	230
Praxair, Inc.	13,200	1,237
Precision Castparts Corp.	12,600	1,177
Trex Co., Inc. (Æ)	300	5
Unifi, Inc. (Æ)(Ñ)	15,400	49
US Concrete, Inc. (Æ)(Ñ)	11,300	46
Valence Technology, Inc. (Æ)(Ñ)	19,300	76

		7,586

Miscellaneous - 3.0%
ABB, Ltd. - ADR (Æ)	43,787	1,148
General Electric Co.	25,200	713

62	Select Growth Fund

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Honeywell International, Inc.	8,500	432
SPX Corp.	3,340	424
Textron, Inc.	47,648	2,071
Tyco International, Ltd.	7,630	340

		5,128

Other Energy - 5.5%
Apache Corp.	11,561	1,297
Cabot Oil & Gas Corp.	8,400	370
Cameron International Corp. (Æ)(Ñ)	13,590	649
Chesapeake Energy Corp. (Ñ)	5,800	291
Consol Energy, Inc.	6,720	500
Dynegy, Inc. Class A (Æ)	43,800	295
EOG Resources, Inc.	10,500	1,056
Halliburton Co. (Ñ)	21,900	981
PetroHawk Energy Corp. (Æ)	38,877	1,295
Schlumberger, Ltd.	23,750	2,413
XTO Energy, Inc.	5,490	259

		9,406

Producer Durables - 4.3%
Applied Materials, Inc.	77,200	1,337
Caterpillar, Inc. (Ñ)	4,210	293
Crown Castle International Corp. (Æ)	47,500	1,815
DayStar Technologies, Inc. (Æ)(Ñ)	7,600	24
Deere & Co.	4,120	289
EF Johnson Technologies, Inc. (Æ)(Ñ)	10,200	18
Electroglas, Inc. (Æ)(Ñ)	10,900	16
Flowserve Corp.	3,610	481
Lam Research Corp. (Æ)(Ñ)	6,220	205
Lockheed Martin Corp.	3,600	376
Mattson Technology, Inc. (Æ)(Ñ)	7,600	34
Powerwave Technologies, Inc. (Æ)(Ñ)	18,800	77
Rockwell Collins, Inc.	500	25
Rudolph Technologies, Inc. (Æ)(Ñ)	6,000	52
Terex Corp. (Æ)(Ñ)	28,634	1,355
Titan Machinery, Inc. (Æ)(Ñ)	2,600	71
Ultratech, Inc. (Æ)(Ñ)	3,500	52
United Technologies Corp.	6,900	441
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	11,300	330

		7,291

Technology - 23.0%
Actuate Corp. (Æ)(Ñ)	9,900	45
Adobe Systems, Inc. (Æ)	19,261	796
Agilysys, Inc. (Ñ)	3,300	40
Akamai Technologies, Inc. (Æ)(Ñ)	4,270	100

	Principal Amount ($) or Shares	Market Value $
Apple, Inc. (Æ)	38,025	6,044
Avistar Communications Corp. (Æ)(Ñ)	29,800	29
Broadcom Corp. Class A (Æ)(Ñ)	33,160	805
CA, Inc. (Ñ)	20,443	488
Catapult Communications Corp. (Æ)(Ñ)	6,000	44
Centillium Communications, Inc. (Æ)	15,926	11
Cirrus Logic, Inc. (Æ)(Ñ)	13,000	74
Cisco Systems, Inc. (Æ)	181,686	3,995
Corning, Inc.	79,770	1,596
Cypress Semiconductor Corp. (Æ)(Ñ)	10,700	292
Ditech Networks, Inc. (Æ)(Ñ)	13,300	26
Extreme Networks (Æ)(Ñ)	24,200	71
First Solar, Inc. (Æ)(Ñ)	2,500	713
Hewlett-Packard Co.	14,500	650
Immersion Corp. (Æ)(Ñ)	6,700	47
Integrated Silicon Solution, Inc. (Æ)(Ñ)	7,900	36
Intel Corp.	80,676	1,790
International Business Machines Corp.	6,100	781
Intuit, Inc. (Æ)(Ñ)	47,500	1,298
Juniper Networks, Inc. (Æ)	11,300	294
Leadis Technology, Inc. (Æ)(Ñ)	7,800	9
Marvell Technology Group, Ltd. (Æ)	30,510	451
MathStar, Inc. (Æ)	3,760	5
Maxim Integrated Products, Inc. (Ñ)	18,500	363
MEMC Electronic Materials, Inc. (Æ)	22,742	1,051
Micrel, Inc. (Ñ)	6,400	61
Microsoft Corp.	79,200	2,037
Multi-Fineline Electronix, Inc. (Æ)(Ñ)	2,800	75
NetApp, Inc. (Æ)(Ñ)	10,100	258
Netezza Corp. (Æ)(Ñ)	6,100	79
Netscout Systems, Inc. (Æ)(Ñ)	5,700	78
ON Semiconductor Corp. (Æ)(Ñ)	54,200	509
Oracle Corp. (Æ)	81,415	1,753
Phoenix Technologies, Ltd. (Æ)(Ñ)	7,100	86
Pixelworks, Inc. (Æ)(Ñ)	7,833	13
Powell Industries, Inc. (Æ)(Ñ)	1,400	74
QUALCOMM, Inc.	102,590	5,677
Research In Motion, Ltd. (Æ)	15,200	1,867
Salesforce.com, Inc. (Æ)(Ñ)	4,930	315
SAP AG - ADR (Ñ)	16,100	931
Seachange International, Inc. (Æ)(Ñ)	11,200	83
Seagate Technology (Ñ)	85,800	1,284
Siemens AG - ADR	2,450	297
SourceForge, Inc. (Æ)(Ñ)	25,500	35
Teradata Corp. (Æ)	45,600	1,068
Transwitch Corp. (Æ)(Ñ)	30,400	25
Volterra Semiconductor Corp. (Æ)(Ñ)	4,200	69
Xilinx, Inc. (Ñ)	18,440	458

		39,076

Select Growth Fund	63

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 0.4%
FPL Group, Inc. (Ñ)	3,600	232
MDU Communications International, Inc. (Æ)	17,800	7
Millicom International Cellular SA	1,060	82
NII Holdings, Inc. (Æ)(Ñ)	5,100	279

		600

Total Common Stocks
(cost $157,216)		160,711

Short-Term Investments - 4.2%
Russell Investment Company Money Market Fund	6,181,000	6,181
United States Treasury Bills (ç)(ž)(§) 1.915% due 09/18/08	1,000	995

Total Short-Term Investments
(cost $7,176)		7,176

Other Securities - 23.7%
Russell Investment Company Money Market Fund (×)	14,596,301	14,596
State Street Securities Lending Quality Trust (×)	25,551,074	25,551

Total Other Securities
(cost $40,147)		40,147

Total Investments - 122.6%
(identified cost $204,539)		208,034

Other Assets and Liabilities, Net - (22.6%)		(38,385)

Net Assets - 100.0%		169,649

See accompanying notes which are an integral part of the financial statements.

64	Select Growth Fund

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Nasdaq 100 E-Mini Index (CME)	65	USD 2,410	09/08	(56)
S&P 500 E-Mini Index (CME)	26	USD 1,647	09/08	10
S&P 500 Index (CME)	15	USD 4,752	09/08	19

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				(27)

See accompanying notes which are an integral part of the financial statements.

Select Growth Fund	65

Russell Investment Company

Select Value Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.2%
Auto and Transportation - 1.5%
General Motors Corp. (Ñ)	20,200	224
Genuine Parts Co.	20,842	836
Navistar International Corp. (Æ)(Ñ)	32,600	1,825
Norfolk Southern Corp.	6,700	482
UAL Corp. (Ñ)	8,400	70
Union Pacific Corp.	10,700	882

		4,319

Consumer Discretionary - 10.2%
Advance Auto Parts, Inc.	10,600	436
Black & Decker Corp. (Ñ)	13,600	816
Brinker International, Inc.	53,400	982
CBS Corp. Class B	69,700	1,140
DeVry, Inc.	11,500	653
DIRECTV Group, Inc. (The) (Æ)(Ñ)	44,850	1,212
Expedia, Inc. (Æ)(Ñ)	24,700	483
Foot Locker, Inc.	50,700	764
Home Depot, Inc.	44,200	1,053
JC Penney Co., Inc.	66,000	2,035
Jones Apparel Group, Inc.	43,800	733
Kimberly-Clark Corp.	38,870	2,248
Liberty Media Corp. Entertainment Series A (Æ)	116,990	2,880
Limited Brands, Inc.	72,400	1,194
Macy’s, Inc.	63,700	1,198
McDonald’s Corp.	10,500	628
McGraw-Hill Cos., Inc. (The)	19,500	793
Newell Rubbermaid, Inc.	50,700	838
Nike, Inc. Class B	6,800	399
OfficeMax, Inc.	69,800	891
priceline.com, Inc. (Æ)	4,300	494
RR Donnelley & Sons Co.	34,500	921
Snap-On, Inc.	13,900	783
Starwood Hotels & Resorts Worldwide, Inc. (ö)	32,500	1,114
VF Corp. (Ñ)	8,500	608
Wal-Mart Stores, Inc.	19,220	1,127
Walt Disney Co. (The)	25,900	786
Whirlpool Corp. (Ñ)	16,400	1,242
Williams-Sonoma, Inc. (Ñ)	53,600	935

		29,386

Consumer Staples - 3.4%
Clorox Co.	28,400	1,548
Coca-Cola Co. (The)	11,800	608
Hershey Co. (The) (Ñ)	35,700	1,313

	Principal Amount ($) or Shares	Market Value $
Kroger Co. (The)	31,590	893
Molson Coors Brewing Co. Class B	7,200	388
Philip Morris International, Inc.	31,300	1,617
Procter & Gamble Co.	11,900	779
Safeway, Inc.	52,980	1,416
Tyson Foods, Inc. Class A	75,500	1,125

		9,687

Financial Services - 21.9%
American International Group, Inc.	53,200	1,386
Annaly Capital Management, Inc. (ö)	63,400	955
AON Corp.	10,000	458
Arch Capital Group, Ltd. (Æ)	7,300	509
Assurant, Inc.	2,800	168
Bank of America Corp.	36,400	1,198
BB&T Corp. (Ñ)	99,900	2,799
Citigroup, Inc.	287,300	5,370
Colonial BancGroup, Inc. (The) (Ñ)	58,400	389
Federal National Mortgage Association (Ñ)	262,600	3,020
Fifth Third Bancorp (Ñ)	76,500	1,069
Franklin Resources, Inc.	9,890	995
Freddie Mac (Ñ)	117,100	957
Genworth Financial, Inc. Class A	157,468	2,515
Goldman Sachs Group, Inc. (The)	20,780	3,824
Hartford Financial Services Group, Inc. (Ñ)	6,500	412
Invesco, Ltd. (Ñ)	25,900	603
Jefferies Group, Inc. (Ñ)	84,200	1,599
JPMorgan Chase & Co.	137,090	5,570
Keycorp (Ñ)	121,700	1,284
Lehman Brothers Holdings, Inc. (Ñ)	36,200	628
Mastercard, Inc. Class A (Ñ)	2,250	549
Mercury General Corp. (Ñ)	28,000	1,414
Merrill Lynch & Co., Inc. (Ñ)	44,300	1,181
Morgan Stanley	63,400	2,503
National City Corp. (Ñ)	424,800	2,009
New York Community Bancorp, Inc. (Ñ)	61,000	1,014
Northern Trust Corp.	20,100	1,571
Paychex, Inc. (Ñ)	20,400	672
PNC Financial Services Group, Inc.	15,900	1,134
Prologis (ö)(Ñ)	21,300	1,041
Protective Life Corp.	24,500	881
Ryder System, Inc. (Ñ)	8,300	547
State Street Corp.	6,100	437
SunTrust Banks, Inc. (Ñ)	19,900	817
Travelers Cos., Inc. (The)	27,500	1,213
Unum Group (Ñ)	42,600	1,029
US Bancorp (Ñ)	44,030	1,348

66	Select Value Fund

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wachovia Corp. (Ñ)	173,436	2,995
Washington Mutual, Inc. (Ñ)	390,900	2,084
Wells Fargo & Co.	40,200	1,217
Western Union Co. (The)	14,200	392
Wilmington Trust Corp. (Ñ)	45,100	1,063
Zions Bancorporation	11,300	331

		63,150

Health Care - 9.0%
Abbott Laboratories	36,790	2,073
Amgen, Inc. (Æ)	53,340	3,341
Baxter International, Inc.	12,110	831
Biogen Idec, Inc. (Æ)(Ñ)	56,255	3,924
Boston Scientific Corp. (Æ)	45,900	546
Bristol-Myers Squibb Co.	42,200	891
Covidien, Ltd.	31,340	1,543
CVS/Caremark Corp.	34,800	1,270
Genzyme Corp. (Æ)	39,510	3,028
Invitrogen Corp. (Æ)(Ñ)	53,900	2,391
Johnson & Johnson	10,600	726
Omnicare, Inc. (Ñ)	33,500	986
Pfizer, Inc.	61,600	1,150
Sanofi-Aventis SA - ADR	41,400	1,447
St. Jude Medical, Inc. (Æ)	18,100	843
WellPoint, Inc. (Æ)	14,500	761

		25,751

Integrated Oils - 5.5%
BP PLC - ADR	18,500	1,137
Chevron Corp.	44,482	3,761
ConocoPhillips (Ñ)	32,900	2,685
Exxon Mobil Corp.	37,600	3,024
Hess Corp.	8,900	903
Marathon Oil Corp.	33,500	1,657
Occidental Petroleum Corp.	34,000	2,680

		15,847

Materials and Processing - 7.0%
AbitibiBowater, Inc. (Ñ)	111,220	938
Alcoa, Inc.	34,200	1,154
Ashland, Inc.	22,660	946
Avery Dennison Corp. (Ñ)	17,600	775
Bemis Co., Inc. (Ñ)	28,700	808
BHP Billiton, Ltd. - ADR (Ñ)	10,380	775
Bunge, Ltd. (Ñ)	7,525	744
Cabot Corp. (Ñ)	26,300	706
Celanese Corp. Class A	28,100	1,083
Dow Chemical Co. (The)	20,500	683

	Principal Amount ($) or Shares	Market Value $
EI Du Pont de Nemours & Co.	18,000	789
Freeport-McMoRan Copper & Gold, Inc.	11,100	1,074
International Paper Co.	46,033	1,276
Lubrizol Corp.	14,700	732
Masco Corp. (Ñ)	47,500	783
MeadWestvaco Corp. (Ñ)	23,000	617
Mosaic Co. (The)	5,700	725
Nucor Corp.	6,400	366
PPG Industries, Inc.	11,600	703
Praxair, Inc.	7,190	674
Precision Castparts Corp.	16,660	1,556
Sonoco Products Co.	13,300	434
Terra Industries, Inc. (Ñ)	7,900	427
United States Steel Corp.	3,850	617
Valspar Corp.	39,300	852

		20,237

Miscellaneous - 2.7%
ABB, Ltd. - ADR (Æ)	48,320	1,267
Brunswick Corp. (Ñ)	29,700	383
Foster Wheeler, Ltd. (Æ)	17,150	974
General Electric Co.	23,800	673
SPX Corp.	7,050	894
Teleflex, Inc.	17,400	1,067
Tyco International, Ltd.	34,430	1,534
Walter Industries, Inc.	9,700	1,017

		7,809

Other Energy - 7.7%
Anadarko Petroleum Corp.	16,700	967
Chesapeake Energy Corp. (Ñ)	30,070	1,508
Consol Energy, Inc.	17,880	1,330
Devon Energy Corp.	30,370	2,882
Dynegy, Inc. Class A (Æ)	2,043	14
El Paso Corp. (Ñ)	31,800	570
EOG Resources, Inc.	10,720	1,078
Halliburton Co.	35,890	1,609
National Oilwell Varco, Inc. (Æ)	27,020	2,124
Noble Energy, Inc.	9,200	680
NRG Energy, Inc. (Æ)(Ñ)	20,600	747
Patterson-UTI Energy, Inc. (Ñ)	30,200	858
Peabody Energy Corp.	27,300	1,847
Reliant Energy, Inc. (Æ)	137,900	2,497
Sunoco, Inc. (Ñ)	32,300	1,312
Transocean, Inc. (Æ)	10,767	1,465
Williams Cos., Inc.	23,200	743

		22,231

Select Value Fund	67

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - 10.4%
Agilent Technologies, Inc. (Æ)(Ñ)	47,940	1,729
Alcatel-Lucent - ADR (Æ)	420,200	2,525
Boeing Co.	18,800	1,149
Centex Corp. (Ñ)	137,100	2,013
CNH Global NV (Ñ)	17,400	643
Cummins, Inc.	5,400	358
Deere & Co.	24,700	1,733
DR Horton, Inc. (Ñ)	264,800	2,945
Illinois Tool Works, Inc.	25,800	1,209
Joy Global, Inc.	6,700	484
Lockheed Martin Corp.	32,680	3,409
Nortel Networks Corp. (Æ)(Ñ)	99,800	762
Northrop Grumman Corp.	56,590	3,814
Pulte Homes, Inc. (Ñ)	261,000	3,187
Raytheon Co.	54,300	3,091
Terex Corp. (Æ)(Ñ)	19,100	904

		29,955

Technology - 8.6%
AU Optronics Corp. - ADR (Ñ)	54,591	617
BearingPoint, Inc. (Æ)(Ñ)	893,900	787
Cisco Systems, Inc. (Æ)	64,200	1,412
Dell, Inc. (Æ)	73,300	1,801
General Dynamics Corp.	24,400	2,175
Hewlett-Packard Co.	95,540	4,280
Intel Corp.	54,320	1,205
International Business Machines Corp.	23,320	2,985
Maxim Integrated Products, Inc.	67,200	1,320
Motorola, Inc.	331,700	2,866
National Semiconductor Corp.	23,800	499
NetApp, Inc. (Æ)	15,400	393
QUALCOMM, Inc.	14,330	793
Rockwell Automation, Inc.	27,300	1,215
Seagate Technology	48,500	726
Seagate Technology, Inc. (Æ)	1,900	—
Tyco Electronics, Ltd.	47,140	1,562

		24,636

Utilities - 6.3%
AGL Resources, Inc.	21,700	750
American Electric Power Co., Inc.	49,500	1,955
Aqua America, Inc. (Ñ)	49,200	780
AT&T, Inc.	119,520	3,682
China Mobile, Ltd. - ADR	42,350	2,831
Comcast Corp. Class A	40,300	831
Frontier Communications Corp. (Ñ)	100,000	1,168
Mirant Corp. (Æ)	7,400	227

	Principal Amount ($) or Shares	Market Value $
NII Holdings, Inc. (Æ)	14,100	771
NiSource, Inc. (Ñ)	29,300	501
Northeast Utilities	36,900	928
Progress Energy, Inc. - CVO	1,300	—
Sprint Nextel Corp.	263,800	2,147
Verizon Communications, Inc.	48,300	1,644

		18,215

Total Common Stocks
(cost $306,576)		271,223

Preferred Stocks - 0.2%
Auto and Transportation - 0.1%
General Motors Corp.	26,000	320

Financial Services - 0.1%
Washington Mutual Capital Trust 2001 (Ñ)	5,600	132

Total Preferred Stocks
(cost $487)		452

Long-Term Investments - 0.3%
Corporate Bonds and Notes - 0.3%
Federal National Mortgage Association (Æ)(Ñ) 8.750% due 05/13/11	31	758

Total Long-Term Investments
(cost $841)		758

Short-Term Investments - 4.1%
Russell Investment Company Money Market Fund	9,912,000	9,912
United States Treasury Bills (ç)(ž)(§) 1.915% due 09/18/08	2,000	1,995

Total Short-Term Investments
(cost $11,907)		11,907

68	Select Value Fund

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 21.3%
Russell Investment Company Money Market Fund (×)	22,322,084	22,322
State Street Securities Lending Quality Trust (×)	39,075,190	39,075

Total Other Securities
(cost $61,397)		61,397

Total Investments - 120.1%
(identified cost $381,208)		345,737

Other Assets and Liabilities, Net - (20.1%)		(57,753)

Net Assets - 100.0%		287,984

See accompanying notes which are an integral part of the financial statements.

Select Value Fund	69

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	69	USD	4,371	09/08	(47)
S&P 500 Index (CME)	37	USD	11,721	09/08	95

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					48

See accompanying notes which are an integral part of the financial statements.

70	Select Value Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 107.7%
Asset-Backed Securities - 5.7%
Aames Mortgage Investment Trust (Ê)(Þ)
Series 2005-3 Class A1 2.611% due 08/25/35	386	364
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2 2.761% due 07/25/34	158	69
ACE Securities Corp. (Ê)
Series 2003-OP1 Class M2
3.961% due 12/25/33	148	127
Series 2005-SD3 Class A
2.861% due 08/25/45	342	311
Series 2006-HE4 Class A2A
2.521% due 10/25/36	339	332
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2 4.936% due 01/25/34	350	205
Air 2 US(Þ) 8.027% due 10/01/19	781	692
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
6.211% due 02/25/33	155	91
Series 2004-R10 Class A5
2.851% due 11/25/34	2	2
Asset Backed Funding Certificates (Ê)
Series 2006-HE1 Class A2A
2.521% due 01/25/37	354	343
Series 2006-OPT Class A3A
2.521% due 10/25/36	286	283
Asset Backed Securities Corp. Home Equity (Ê)
Series 2006-HE2 Class A1A 2.711% due 03/25/36	1,346	1,011
BA Credit Card Trust (Ê)
Series 2007-A12 Class A12
2.658% due 01/15/13	8,200	8,085
Series 2008-A1 Class A1
3.038% due 04/15/13	400	397
Banc of America Mortgage Securities, Inc. (Ê)
Series 2006-B Class 1A1 6.152% due 11/20/36	292	246
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3 5.865% due 02/28/41	410	336

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2003-1 Class A1
2.961% due 11/25/42	163	135
Series 2003-SD1 Class A
2.911% due 12/25/33	126	95
Series 2005-2 Class A3
2.861% due 04/25/35	36	35
Series 2006-SD2 Class A2
2.661% due 06/25/36	375	330
Series 2007-HE5 Class 1A1
2.551% due 10/25/31	63	60
Series 2007-HE6 Class 1A1
3.711% due 06/25/37	866	811
BNC Mortgage Loan Trust (Ê)
Series 2007-2 Class A2 2.561% due 05/25/37	225	216
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	193	178
Business Loan Express (Ê)(Þ)
Series 2003-2A Class A 3.261% due 01/25/32	292	252
Capital Auto Receivables Asset Trust (Ê)
Series 2008-2 Class A2B 3.378% due 03/15/11	645	647
Carrington Mortgage Loan Trust (Ê)
Series 2005-NC5 Class A2
2.781% due 10/25/35	240	229
Series 2006-NC3 Class A3
2.611% due 08/25/36	2,105	1,388
Cendant Mortgage Corp. (Ê)(Þ)
Series 2003-A Class A3 3.011% due 07/25/43	66	65
Chase Issuance Trust (Ê)
Series 2008-A7 Class A7 3.108% due 11/15/11	4,420	4,417
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2006-SHL Class A1 (Þ)
2.661% due 11/25/45	1,108	882
Series 2007-AMC Class A2A
2.571% due 03/25/37	554	525
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A (Ê)
2.701% due 12/25/31	90	79
Series 2004-13 Class AF3
3.989% due 02/25/31	27	26
Series 2004-AB2 Class M3 (Ê)
3.061% due 05/25/36	310	167

Fixed Income I Fund	71

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-BC1 Class M1 (Ê)
2.961% due 02/25/34	209	155
Series 2005-17 Class 1AF1 (Ê)
2.661% due 05/25/36	13	13
Series 2006-11 Class 1AF4
6.300% due 09/25/46	505	249
Series 2006-3 Class 3A1 (Ê)
2.581% due 06/25/36	328	300
Series 2006-6 Class 2A2 (Ê)
2.641% due 09/25/36	585	558
Series 2006-BC1 Class 1A (Ê)
2.661% due 04/25/36	1,309	1,244
Series 2006-BC4 Class 2A2 (Ê)
2.621% due 07/25/36	2,220	1,795
Series 2007-7 Class 2A1 (Ê)
2.541% due 10/25/37	190	184
Countrywide Home Equity Loan Trust (Ê)
Series 2005-A Class 2A
2.698% due 04/15/35	228	136
Series 2005-G Class 2A
2.688% due 12/15/35	1,121	465
Series 2006-E Class 2A
2.598% due 07/15/36	977	440
Series 2007-GW Class A
3.008% due 08/15/37	1,467	1,116
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7 Class AF5
4.585% due 10/25/34	550	465
Series 2005-CB5 Class AV2 (Ê)
2.721% due 08/25/35	313	304
Series 2006-CB6 Class A21 (Ê)
2.501% due 07/25/36	470	464
Series 2007-RP1 Class A (Ê)(Þ)
2.771% due 05/25/46	1,379	1,123
CVS Pass-Through Trust (Þ)
5.789% due 01/10/26	264	237
5.880% due 01/10/28	12	12
Daimler Chrysler Auto Trust (Ê)
Series 2008-B Class A2B
3.391% due 07/08/11	900	903
Series 2008-B Class A3B
3.941% due 09/10/12	400	403
Delta Air Lines, Inc. 6.821% due 08/10/22	2,072	1,704
Ellington Loan Acquisition Trust (Ê)(Þ)
Series 2007-1 Class A2A1
3.461% due 05/25/37	908	835
Series 2007-1 Class A2C
3.711% due 05/25/37	1,000	546

	Principal Amount ($) or Shares	Market Value $
Fannie Mae Grantor Trust (Ê)
Series 2002-T5 Class A1
2.701% due 05/25/32	612	540
Series 2003-T4 Class 1A
2.570% due 09/26/33	156	146
Fannie Mae REMICS
Series 1992-158 Class ZZ
7.750% due 08/25/22	202	215
Series 1999-56 Class Z
7.000% due 12/18/29	352	371
Fannie Mae Whole Loan (Ê)
Series 2003-W5 Class A
2.681% due 04/25/33	214	202
Series 2003-W9 Class A
2.701% due 06/25/33	318	281
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2004-FFH Class 2A1
2.841% due 10/25/34	18	16
Series 2007-FF1 Class A2C
2.601% due 01/25/38	1,500	801
Freddie Mac REMICS
Series 1998-210 Class ZM 6.000% due 12/15/28	559	568
Fremont Home Loan Trust (Ê)
Series 2006-3 Class 2A1 2.531% due 02/25/37	125	122
GE-WMC Mortgage Securities LLC (Ê)
Series 2006-1 Class A2A 2.501% due 08/25/36	200	195
GMAC Mortgage Corp. Loan Trust (Ê)
Series 2006-HE4 Class A1 2.531% due 12/25/36	570	290
GSAA Trust
Series 2006-2 Class 2A3 (Ê)
2.731% due 12/25/35	570	504
Series 2006-4 Class 1A2
5.993% due 03/25/36	501	242
GSAMP Trust (Ê)
Series 2003-HE2 Class M1 3.111% due 08/25/33	157	131
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A
2.748% due 01/20/34	478	419
Series 2006-2 Class A1
2.608% due 03/20/36	1,518	1,244
Series 2007-1 Class AS
2.658% due 03/20/36	2,506	2,167

72	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE2 Class 2A1 2.511% due 12/25/36	167	152
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-WMC Class A2
2.511% due 08/25/36	114	113
Series 2007-CH3 Class A2
2.541% due 03/25/37	493	469
Lehman XS Trust (Ê)
Series 2005-1 Class 2A1
3.983% due 07/25/35	634	459
Series 2005-1 Class 2A2
3.983% due 07/25/35	166	110
Series 2006-16N Class A1A
2.541% due 11/25/46	422	401
Series 2006-17 Class WF11
2.581% due 11/25/36	335	326
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
2.741% due 10/25/34	34	27
Series 2006-9 Class 2A1
2.521% due 10/25/36	1,556	1,481
Master Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
4.936% due 08/25/33	84	53
Series 2006-WMC Class A4
2.621% due 08/25/36	2,500	1,175
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M3
4.561% due 09/25/33	56	34
Series 2006-HE7 Class A2A
2.511% due 09/25/36	940	930
Series 2007-HE6 Class A1
2.521% due 05/25/37	204	195
Series 2007-NC3 Class A2A
2.521% due 05/25/37	137	127
Morgan Stanley Mortgage Loan Trust (Ê)
Series 2006-12X Class A1 2.581% due 10/25/36	258	247
MSDWCC Heloc Trust (Ê)
Series 2005-1 Class A 2.651% due 07/25/17	71	48
Nationstar Home Equity Loan Trust (Ê)
Series 2007-B Class 2AV1 2.581% due 04/25/37	542	530
Nelnet Student Loan Trust (Ê)
Series 2008-4 Class A4 4.280% due 04/25/24	490	485

	Principal Amount ($) or Shares	Market Value $
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2 2.991% due 02/25/35	370	308
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
5.011% due 04/25/33	79	43
Series 2003-3 Class M3
4.461% due 06/25/33	151	41
Series 2003-4 Class M2
4.111% due 07/25/33	116	67
Series 2007-4 Class 2A1
2.551% due 04/25/37	2,238	2,132
Series 2007-6 Class 2A1
2.521% due 06/25/37	562	540
Option One Mortgage Securities Corp. NIM Trust (Ê)(Þ)
Series 2006-1A 2.561% due 12/25/10	884	619
Origen Manufactured Housing
Series 2005-B Class A4
5.910% due 01/15/37	100	93
Series 2006-A Class A1 (Ê)
2.608% due 11/15/18	404	346
Ownit Mortgage Loan Asset Backed Certificates (Ê)
Series 2006-6 Class A2C 2.621% due 09/25/37	2,390	1,607
Park Place Securities, Inc. (Ê)
Series 2004-WWF Class A1D
2.921% due 02/25/35	78	75
Series 2005-WCW Class M1
2.911% due 09/25/35	370	288
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3 5.680% due 01/25/36	390	370
RAAC Series (Ê)(Þ)
Series 2006-RP2 Class A 2.711% due 02/25/37	634	518
Renaissance Home Equity Loan Trust
Series 2003-3 Class A (Ê)
2.961% due 12/25/33	382	314
Series 2005-1 Class M1
5.357% due 05/25/35	225	167
Series 2005-2 Class AF4
4.934% due 08/25/35	585	543
Series 2006-1 Class AF6
5.746% due 05/25/36	305	254

Fixed Income I Fund	73

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	286	245
Series 2003-RS2 Class AII (Ê)
3.141% due 03/25/33	111	58
Series 2003-RS3 Class AII (Ê)
3.181% due 04/25/33	77	53
Residential Asset Securities Corp.
Series 2001-KS1 Class AI6
6.349% due 03/25/32	437	297
Series 2001-KS1 Class AII (Ê)
2.931% due 03/25/32	73	54
Series 2001-KS3 Class AII (Ê)
2.921% due 09/25/31	48	40
Series 2003-KS2 Class MI1
4.800% due 04/25/33	741	561
Series 2003-KS2 Class MI3
6.100% due 04/25/33	140	51
Series 2006-KS6 Class A1 (Ê)
2.501% due 08/25/36	33	33
Residential Funding Mortgage Securities II, Inc. (Ê)
Series 2005-HS1 Class AI1
2.581% due 09/25/35	308	300
Series 2007-HSA Class AI1
2.581% due 05/25/37	153	128
SACO I, Inc. (Ê)
Series 2005-WM3 Class A1
2.721% due 09/25/35	71	54
Series 2006-1 Class A
2.631% due 09/25/35	418	234
Saxon Asset Securities Trust (Ê)
Series 2004-1 Class A 3.001% due 03/25/35	57	48
Security National Mortgage Loan Trust (Ê)(Þ)
Series 2006-3A Class A1 2.741% due 10/25/09	386	375
Sierra Receivables Funding Co. (Ê)(Þ)
Series 2006-1A Class A2 2.608% due 05/20/18	194	165
SLM Student Loan Trust (Ê)
Series 2008-2 Class A1
3.100% due 01/26/15	192	191
Series 2008-6 Class A1
3.364% due 10/27/14	1,380	1,378
Small Business Administration
Series 2000-P10 Class 1 7.449% due 08/10/10	46	47

	Principal Amount ($) or Shares	Market Value $
Small Business Administration Pools (Ê) 4.830% due 09/25/18	200	211
Soundview Home Equity Loan Trust
Series 2006-WF1 Class A2 5.645% due 10/25/36	1,060	1,016
Specialty Underwriting & Residential Finance (Ê)
Series 2003-BC1 Class A
3.141% due 01/25/34	25	21
Series 2006-AB1 Class A2
2.601% due 12/25/36	850	838
Structured Asset Investment Loan Trust (Ê)
Series 2005-3 Class M2 2.901% due 04/25/35	500	354
Structured Asset Securities Corp.
Series 2002-AL1 Class A3
3.450% due 02/25/32	424	340
Series 2002-HF1 Class A (Ê)
2.751% due 01/25/33	13	11
Series 2004-19X Class A2
4.370% due 10/25/34	11	11
Series 2006-BC3 Class A2 (Ê)
2.511% due 10/25/36	352	338
Series 2007-BC3 Class 2A2 (Ê)
2.601% due 08/25/09	1,900	1,620
Truman Capital Mortgage Loan Trust (Ê)(Þ)
Series 2006-1 Class A 2.721% due 03/25/36	1,105	951
Wachovia Asset Securitization, Inc. (Ê)
Series 2003-HE3 Class A 2.711% due 11/25/33	147	117
Wells Fargo Home Equity Trust (Ê) Series 2007-1 Class A1 2.561% due 03/25/37	404	399

		71,762

Corporate Bonds and Notes - 18.4%
Alcoa, Inc. 6.000% due 07/15/13	1,305	1,305
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	400
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	120	121
American Express Co.
7.000% due 03/19/18	200	199
6.800% due 09/01/66	170	152

74	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Express Credit Corp. 5.875% due 05/02/13	1,575	1,546
American General Finance Corp.
2.999% due 08/17/11 (Ê)	2,000	1,836
6.900% due 12/15/17	130	104
American International Group, Inc.
4.700% due 10/01/10	60	59
5.375% due 10/18/11	570	555
5.050% due 10/01/15	505	450
5.850% due 01/16/18	80	72
6.250% due 03/15/37	1,800	1,366
Anadarko Petroleum Corp.
3.176% due 09/15/09 (Ê)	480	476
5.950% due 09/15/16	570	568
6.450% due 09/15/36	350	337
Apache Corp. 6.000% due 01/15/37	420	406
Appalachian Power Co. Series O 5.650% due 08/15/12	175	175
ArcelorMittal USA 6.500% due 04/15/14	615	619
ASIF Global Financing XIX (Þ) 4.900% due 01/17/13	50	47
AT&T, Inc. 5.100% due 09/15/14	240	235
Atmos Energy Corp. 6.350% due 06/15/17	185	182
BAC Capital Trust XIV (ƒ) 5.630% due 12/31/49	20	14
Bank of America Corp.
4.375% due 12/01/10 (Ñ)	1,700	1,697
5.420% due 03/15/17	20	18
6.000% due 09/01/17	1,000	963
5.750% due 12/01/17	2,645	2,482
8.000% due 12/29/49 (ƒ)	2,200	2,029
8.125% due 12/29/49 (ƒ)	1,110	1,033
Bank of America NA
Series BKNT
3.056% due 06/15/16 (Ê)	1,200	1,085
6.000% due 10/15/36	300	263
Bank of Scotland PLC (Þ) 5.250% due 02/21/17	230	226
BankAmerica Capital III (Ê)
Series * 3.361% due 01/15/27	700	505
Bear Stearns Cos., Inc. (The)
2.768% due 08/21/09 (Ê)	800	797
6.400% due 10/02/17	2,675	2,620
7.250% due 02/01/18	2,740	2,848

	Principal Amount ($) or Shares	Market Value $
BellSouth Corp. 4.750% due 11/15/12	20	20
Bellsouth Telecommunications, Inc. 7.000% due 12/01/95	685	635
Bundesrepublik Deutschland
Series 04 3.750% due 01/04/15	1,040	1,574
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	90	91
Cardinal Health, Inc. 5.850% due 12/15/17	470	459
Carolina Power & Light Co. 6.500% due 07/15/12	5	5
CenterPoint Energy Houston Electric LLC
Series J2 5.700% due 03/15/13	350	352
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	125	122
Series B
7.875% due 04/01/13	345	369
Citicorp 7.250% due 10/15/11	460	482
Citigroup, Inc.
2.831% due 12/28/09 (Ê)	800	782
4.125% due 02/22/10	630	622
5.500% due 08/27/12	500	488
5.300% due 10/17/12	200	194
5.500% due 04/11/13	1,045	1,021
5.850% due 07/02/13	100	99
5.000% due 09/15/14	3,385	3,070
6.000% due 08/15/17	300	284
6.125% due 11/21/17	980	939
6.125% due 05/15/18	1,295	1,239
6.125% due 08/25/36	500	418
6.875% due 03/05/38	1,650	1,592
8.400% due 04/29/49 (ƒ)	3,850	3,297
Clear Channel Communications, Inc. 6.250% due 03/15/11	290	235
Clorox Co. 5.450% due 10/15/12	295	296
Columbus Southern Power Co.
Series C 5.500% due 03/01/13	85	85
Comcast Cable Holdings LLC
9.800% due 02/01/12	715	804
7.875% due 08/01/13	700	754

Fixed Income I Fund	75

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Comcast Corp.
6.500% due 01/15/15	1,050	1,065
6.500% due 01/15/17	520	524
6.300% due 11/15/17	2,340	2,323
6.500% due 11/15/35	705	658
ConocoPhillips 5.900% due 05/15/38	60	59
ConocoPhillips Holding Co. 6.950% due 04/15/29	825	888
Continental Airlines, Inc.
Series 99-2
7.056% due 09/15/09	450	432
Series A
5.983% due 04/19/22	3,295	2,652
Countrywide Financial Corp.
Series MTN 5.800% due 06/07/12	730	685
Countrywide Home Loans, Inc.
4.125% due 09/15/09	970	943
Series MTNL
4.000% due 03/22/11	840	781
COX Communications, Inc. 6.750% due 03/15/11	790	815
Credit Suisse USA, Inc.
5.250% due 03/02/11	165	166
5.500% due 08/15/13	115	114
4.875% due 01/15/15	110	104
CVS Caremark Corp. (Ñ) 6.250% due 06/01/27	1,265	1,220
CVS Pass-Through Trust (Þ) 6.036% due 12/10/28	1,076	999
Daimler Finance NA LLC
4.875% due 06/15/10	1,185	1,187
5.875% due 03/15/11	300	301
Dayton Power & Light Co. (The) 5.125% due 10/01/13	345	349
DCP Midstream LLC
6.875% due 02/01/11	45	46
6.750% due 09/15/37 (Þ)	785	724
Dell, Inc. (Þ) 5.650% due 04/15/18	475	463
Delta Air Lines, Inc. Series 01-1 6.619% due 03/18/11	504	459
7.111% due 09/18/11	200	179
Series 00-1
7.570% due 11/18/10	2,035	1,918
Detroit Edison Co. (The) 6.350% due 10/15/32	125	121

	Principal Amount ($) or Shares	Market Value $
Dominion Resources, Inc.
4.750% due 12/15/10	90	90
5.700% due 09/17/12	455	458
6.400% due 06/15/18	665	676
Series B
6.250% due 06/30/12	15	15
DPL, Inc. 6.875% due 09/01/11	495	515
DTE Energy Co. 7.050% due 06/01/11	300	311
Duke Energy Carolinas LLC
5.625% due 11/30/12	265	273
6.000% due 01/15/38	695	671
Eastman Kodak Co. 7.250% due 11/15/13	70	68
Electronic Data Systems Corp. 7.125% due 10/15/09	630	648
Energy Future Holdings Corp.
Series P
5.550% due 11/15/14	150	119
Series Q
6.500% due 11/15/24	90	66
Series R
6.550% due 11/15/34	635	459
Enterprise Products Operating, LP 6.300% due 09/15/17	690	686
Erac USA Finance Co. (Þ) 7.000% due 10/15/37	1,755	1,335
Exelon Corp.
4.900% due 06/15/15	740	678
5.625% due 06/15/35	330	277
Federal Express Corp. 7.600% due 07/01/97	170	191
FedEx Corp. 5.500% due 08/15/09	560	562
FirstEnergy Corp.
Series B (Ñ)
6.450% due 11/15/11	2,225	2,272
Series C
7.375% due 11/15/31	905	968
Florida Power Corp. 5.650% due 06/15/18	270	273
Ford Motor Co. (Ñ) 7.450% due 07/16/31	410	213
Ford Motor Credit Co. LLC 7.375% due 10/28/09	3,240	2,951
Freeport-McMoRan Copper & Gold, Inc.
6.875% due 02/01/14 (Ñ)	920	941
8.375% due 04/01/17	1,090	1,142

76	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Electric Capital Corp.
2.856% due 01/20/10 (Ê)	600	597
2.746% due 08/15/11 (Ê)	1,500	1,469
5.250% due 10/19/12	1,545	1,553
5.625% due 05/01/18	2,415	2,349
5.875% due 01/14/38	2,315	2,079
5.500% due 09/15/67	300	420
6.375% due 11/15/67	4,270	3,944
Series MTN (Ê)
2.825% due 10/26/09	300	299
Series MTNA
6.000% due 06/15/12	1,270	1,313
5.450% due 01/15/13	830	833
General Electric Co. 5.250% due 12/06/17	505	489
General Motors Corp. 8.375% due 07/05/33	160	121
GlaxoSmithKline Capital, Inc.
3.310% due 05/13/10 (Ê)	8,200	8,226
5.650% due 05/15/18	930	930
6.375% due 05/15/38	995	990
Glen Meadow Pass-Through Trust (Þ) 6.505% due 02/12/67	200	173
GMAC LLC 7.750% due 01/19/10	230	186
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	960	635
Goldman Sachs Group, Inc. (The)
5.300% due 02/14/12 (Ñ)	2,605	2,609
5.450% due 11/01/12	80	80
4.750% due 07/15/13	625	602
6.250% due 09/01/17	1,800	1,758
6.150% due 04/01/18	2,040	1,965
5.950% due 01/15/27	250	207
6.450% due 05/01/36	285	244
6.750% due 10/01/37	1,300	1,149
Goldman Sachs Group, LP 4.500% due 06/15/10	955	957
Hartford Financial Services Group, Inc. 5.250% due 10/15/11	275	272
HBOS PLC (Þ) 6.750% due 05/21/18	3,150	2,840
Hess Corp.
7.875% due 10/01/29	110	125
7.300% due 08/15/31	465	503
Historic TW, Inc. 8.050% due 01/15/16	565	590
HJ Heinz Co. (Þ) 6.428% due 12/01/20	100	101

	Principal Amount ($) or Shares	Market Value $
HSBC Finance Corp.
2.846% due 10/21/09 (Ê)	400	392
4.125% due 11/16/09	1,535	1,524
2.866% due 03/12/10 (Ê)	700	681
Humana, Inc. 7.200% due 06/15/18	160	155
ILFC E-Capital Trust II (Þ) 6.250% due 12/21/65	290	238
International Business Machines Corp. 5.700% due 09/14/17	700	710
International Lease Finance Corp.
5.625% due 09/15/10	545	511
5.625% due 09/20/13 (Ñ)	805	681
International Paper Co. 5.850% due 10/30/12	1,490	1,411
Jersey Central Power & Light Co. 5.625% due 05/01/16	260	245
JP Morgan Chase Capital XIII (Ê) Series M 3.751% due 09/30/34	625	470
JP Morgan Chase Capital XV 5.875% due 03/15/35	550	437
JP Morgan Chase Capital XX Series T 6.550% due 09/29/36	200	164
JPMorgan Chase & Co.
5.375% due 10/01/12	1,870	1,848
5.375% due 01/15/14	475	472
5.125% due 09/15/14	1,085	1,023
5.150% due 10/01/15	520	483
6.000% due 01/15/18	675	655
6.400% due 05/15/38	2,562	2,361
Series 1 (ƒ)
7.900% due 04/29/49	1,245	1,152
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	83
Kaupthing Bank Hf (Þ) 7.625% due 02/28/15	1,210	886
Kellogg Co. 5.125% due 12/03/12	660	667
Kerr-McGee Corp. 6.950% due 07/01/24	290	297
KeyBank NA (Ê) Series BKNT 4.682% due 06/02/10	900	897

Fixed Income I Fund	77

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kinder Morgan Energy Partners, LP
7.125% due 03/15/12	185	194
5.000% due 12/15/13	115	111
6.000% due 02/01/17	60	59
5.950% due 02/15/18	80	78
6.950% due 01/15/38	2,060	2,032
Kraft Foods, Inc.
3.303% due 08/11/10 (Ê)	1,700	1,670
6.125% due 02/01/18	1,640	1,603
Lehman Brothers Holdings Capital Trust V (ƒ) 5.857% due 11/29/49	1,450	768
Lehman Brothers Holdings, Inc.
2.778% due 08/21/09 (Ê)	400	375
2.778% due 05/25/10 (Ê)	300	278
5.250% due 02/06/12	140	131
6.200% due 09/26/14	150	138
6.500% due 07/19/17	390	352
6.875% due 05/02/18 (Ñ)	200	188
4.476% due 09/15/22 (Ê)	990	912
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	151
Merrill Lynch & Co., Inc.
3.000% due 07/25/11 (Ê)	700	625
6.050% due 08/15/12	200	191
5.450% due 02/05/13	3,430	3,182
6.400% due 08/28/17	690	630
6.875% due 04/25/18	835	782
6.220% due 09/15/26	905	719
7.750% due 05/14/38	1,020	925
MetLife, Inc.
6.125% due 12/01/11	180	188
6.400% due 12/15/36	1,010	859
Metropolitan Life Global Funding I (Ê)(Þ) 2.759% due 05/17/10	900	888
MidAmerican Energy Co. 5.800% due 10/15/36	300	273
Midamerican Energy Holdings Co. Series WI 6.125% due 04/01/36	1,150	1,080
Miller Brewing Co. (Þ) 5.500% due 08/15/13	490	491
Morgan Stanley
4.778% due 05/14/10 (Ê)	1,100	1,091
5.625% due 01/09/12	510	499
4.750% due 04/01/14	250	223
3.235% due 10/18/16 (Ê)(Ñ)	140	115
6.250% due 08/28/17	300	271
6.625% due 04/01/18	3,545	3,281

	Principal Amount ($) or Shares	Market Value $
Series MTN (Ê)
2.881% due 01/15/10	600	583
New Cingular Wireless Services, Inc.
7.875% due 03/01/11	2,855	3,042
8.750% due 03/01/31	1,020	1,188
News America Holdings, Inc.
7.900% due 12/01/95	295	311
8.250% due 10/17/96	65	71
News America, Inc.
6.200% due 12/15/34	35	32
6.150% due 03/01/37	2,085	1,874
6.650% due 11/15/37	20	19
NGPL PipeCo LLC (Þ) 6.514% due 12/15/12	2,285	2,305
Nisource Finance Corp.
7.875% due 11/15/10	465	482
6.400% due 03/15/18	250	239
Norfolk Southern Corp. 7.900% due 05/15/97	1,000	1,077
Northern States Power Series B 8.000% due 08/28/12	890	988
Northwest Airlines, Inc. Series 07-1 7.027% due 11/01/19	745	585
Ohio Power Co. Series F 5.500% due 02/15/13	45	45
ONEOK Partners, LP 6.650% due 10/01/36	225	211
Oracle Corp. 5.750% due 04/15/18	2,595	2,589
Pacific Gas & Electric Co.
4.200% due 03/01/11	255	253
6.050% due 03/01/34	340	321
5.800% due 03/01/37	110	100
6.350% due 02/15/38	90	89
Pemex Project Funding Master Trust (Ñ) Series WI 6.625% due 06/15/35	430	420
Philip Morris International, Inc. 5.650% due 05/16/18	300	291
Principal Life Income Funding Trusts 5.300% due 04/24/13	300	300
Progress Energy, Inc. 7.750% due 03/01/31	130	144
Prudential Financial, Inc. (Ñ) 5.100% due 12/14/11	430	429

78	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Public Service Co. of New Mexico 7.950% due 05/15/18	675	685
Public Service Electric & Gas Co. 5.300% due 05/01/18	800	780
Qwest Corp. 8.875% due 03/15/12	500	499
Rabobank Capital Funding II (ƒ)(Þ) 5.260% due 12/31/49	20	18
Rabobank Capital Funding Trust (ƒ)(Þ) 5.254% due 12/29/49	40	34
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	675	563
Residential Capital LLC (Þ)
8.500% due 05/15/10	452	323
9.625% due 05/15/15	1,016	396
Simon Property Group, LP
5.300% due 05/30/13	2,225	2,118
6.100% due 05/01/16	295	284
Southern Natural Gas Co. (Þ) 5.900% due 04/01/17	30	29
Southwest Airlines Co. 2007-1 Pass Through Trust Series 07-1 6.150% due 08/01/22	167	157
Southwestern Electric Power Co. 6.450% due 01/15/19	770	768
Sprint Capital Corp.
8.375% due 03/15/12	360	354
8.750% due 03/15/32	30	27
State Street Capital Trust IV (Ê) 3.776% due 06/15/37	100	74
SunTrust Capital VIII 6.100% due 12/15/36	630	427
SunTrust Preferred Capital I (ƒ) 5.853% due 12/31/49	930	621
TD NA, LP (Ê)(Ñ)(Þ) 3.039% due 10/15/09	6,000	6,006
TEPPCO Partners, LP 7.550% due 04/15/38	710	728
Time Warner Cable, Inc.
6.750% due 07/01/18	1,330	1,341
Series WI
5.400% due 07/02/12	380	378
5.850% due 05/01/17	1,225	1,168
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	105	112

	Principal Amount ($) or Shares	Market Value $
Time Warner, Inc.
3.034% due 11/13/09 (Ê)	400	391
6.750% due 04/15/11	1,055	1,076
6.875% due 05/01/12	485	495
7.700% due 05/01/32	100	100
Travelers Cos., Inc. (The)
5.375% due 06/15/12	130	131
6.250% due 03/15/37	620	523
6.250% due 06/15/37	980	902
UDR, Inc. Series MTNE 3.900% due 03/15/10	930	897
Union Electric Co. 6.400% due 06/15/17	545	540
Union Pacific Corp.
6.125% due 01/15/12	400	413
5.700% due 08/15/18 (Ñ)	1,000	966
United Parcel Service, Inc. 4.500% due 01/15/13	680	683
United States Steel Corp.
5.650% due 06/01/13	80	77
6.050% due 06/01/17	165	152
6.650% due 06/01/37	120	100
United Technologies Corp. 5.400% due 05/01/35	70	63
UnitedHealth Group, Inc.
5.250% due 03/15/11	280	277
6.000% due 06/15/17	65	62
6.000% due 02/15/18	550	526
Series WI
6.500% due 06/15/37	120	105
USB Capital IX (ƒ) 6.189% due 04/15/49	200	140
Verizon Communications, Inc.
5.350% due 02/15/11 (Ñ)	685	703
5.500% due 02/15/18	430	411
6.100% due 04/15/18 (Ñ)	680	678
6.400% due 02/15/38	1,635	1,525
Verizon Global Funding Corp. 7.375% due 09/01/12	275	296
Wachovia Capital Trust III 5.800% due 03/15/42	340	192
Wachovia Corp.
5.500% due 05/01/13	500	462
5.700% due 08/01/13 (Å)	1,530	1,419
5.250% due 08/01/14	460	402
5.625% due 10/15/16	400	330
5.750% due 06/15/17	460	388
7.980% due 12/31/49 (ƒ)(Ñ)	1,760	1,352

Fixed Income I Fund	79

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wal-Mart Stores, Inc.
5.800% due 02/15/18	410	424
6.200% due 04/15/38	90	88
Washington Mutual, Inc.
5.000% due 03/22/12	895	627
4.625% due 04/01/14	296	147
Waste Management, Inc. 6.375% due 11/15/12	555	553
WellPoint, Inc. 5.875% due 06/15/17	30	29
Wells Fargo & Co.
4.375% due 01/31/13	850	809
5.625% due 12/11/17	440	419
Wells Fargo Capital X 5.950% due 12/15/36	200	170
Weyerhaeuser Co. 6.750% due 03/15/12	475	489
Wyeth
6.950% due 03/15/11	575	607
5.950% due 04/01/37	350	331
Xcel Energy, Inc. 7.000% due 12/01/10	595	619
Xerox Corp. 5.500% due 05/15/12	620	609
XTO Energy, Inc.
7.500% due 04/15/12	130	139
5.500% due 06/15/18 (Ñ)	1,555	1,456

		229,726

International Debt - 4.1%
Aiful Corp. (Þ) 5.000% due 08/10/10	400	349
America Movil SAB de CV 5.625% due 11/15/17	220	210
Anadarko Finance Co. Series B 7.500% due 05/01/31	575	611
ANZ National International, Ltd. (Å) 6.200% due 07/19/13	1,600	1,600
ArcelorMittal (Þ) 5.375% due 06/01/13	1,440	1,413
AstraZeneca PLC 5.900% due 09/15/17	300	308
AXA SA 8.600% due 12/15/30	75	77
Banque Centrale de Tunisie 8.250% due 09/19/27	550	628

	Principal Amount ($) or Shares	Market Value $
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	1,900	1,631
China Development Bank 5.000% due 10/15/15	100	97
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	700	748
Corp. Nacional del Cobre de Chile - CODELCO (Þ)
6.150% due 10/24/36	100	94
Credit Agricole SA/London (Ê)(Þ) 2.696% due 05/28/10	600	595
Credit Suisse Guernsey, Ltd.
5.860% due 05/29/49 (ƒ)	520	423
Series 1 (Ê)(ƒ)
3.366% due 05/29/49	725	539
Credit Suisse NY
5.000% due 05/15/13	1,000	972
6.000% due 02/15/18	500	479
Depfa ACS Bank (Þ) 5.125% due 03/16/37	400	371
Deutsche Bank AG 5.375% due 10/12/12	350	353
Deutsche Bank AG/London 6.000% due 09/01/17	1,000	1,001
Deutsche Telekom International Finance BV
8.500% due 06/15/10	525	554
5.750% due 03/23/16 (Ñ)	300	291
Egypt Government AID Bonds 4.450% due 09/15/15	835	847
Eksportfinans A/S 5.500% due 05/25/16	550	575
EnCana Corp. 6.625% due 08/15/37	205	200
European Investment Bank
2.625% due 05/16/11	1,575	1,543
4.250% due 07/15/13	1,950	1,977
Export-Import Bank of China (Þ) 4.875% due 07/21/15	200	194
Export-Import Bank of Korea (Ê) 2.772% due 06/01/09	200	198
Gaz Capital SA (Þ)
7.343% due 04/11/13	100	101
6.212% due 11/22/16	1,090	1,005
8.146% due 04/11/18	500	506
6.510% due 03/07/22	420	370

80	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Glitnir Banki HF (Þ)
6.330% due 07/28/11	270	211
6.375% due 09/25/12	390	299
6.693% due 06/15/16	700	401
HBOS Capital Funding, LP (ƒ)(Þ) 6.071% due 06/30/49	110	90
HBOS PLC (ƒ)(Þ) 5.920% due 09/29/49	200	130
HSBC Holdings PLC
6.500% due 05/02/36	500	456
6.500% due 09/15/37	1,035	934
Intergas Finance BV (Þ) 6.375% due 05/14/17	641	543
Ispat Inland ULC 9.750% due 04/01/14	1,615	1,722
Kaupthing Bank Hf (Þ)
5.750% due 10/04/11	100	74
7.125% due 05/19/16	1,480	895
KazMunaiGaz Finance Sub BV (Ñ)(Þ) 8.375% due 07/02/13	730	744
Klio Funding, Ltd. (Ê)(Å) Series 2004-1A Class A1 3.334% due 04/23/39	3,683	1,108
Koninklijke KPN NV 8.000% due 10/01/10	620	656
Koninklijke Philips Electronics NV 6.875% due 03/11/38	670	689
Korea Development Bank (Ê) 2.928% due 04/03/10	700	691
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	155	150
Mexico Government International Bond Series MTNA 6.750% due 09/27/34	973	1,046
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	200	171
National Australia Bank, Ltd. (Þ)
2.731% due 09/11/09 (Ê)	500	500
5.350% due 06/12/13	2,100	2,098
Newcastle CDO, Ltd. (Þ) Series 2004-4A Class 3FX 5.110% due 03/24/39	1,075	309
Petrobras International Finance Co. 6.125% due 10/06/16	460	465
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	137	134
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	215

	Principal Amount ($) or Shares	Market Value $
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	82
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	405	353
Rio Tinto Finance USA, Ltd.
6.500% due 07/15/18	630	632
7.125% due 07/15/28	950	964
Rogers Communications, Inc.
6.375% due 03/01/14	750	753
6.800% due 08/15/18	625	626
Royal Bank of Scotland Group PLC
7.640% due 03/31/49 (ƒ)	100	84
6.990% due 10/29/49 (ƒ)(Þ)	180	150
Series 1 (ƒ)
9.118% due 03/31/49	200	200
RSHB Capital SA for OJSC Russian Agricultural Bank (Þ) 6.299% due 05/15/17	310	279
Russia Government International Bond Series REGS 7.500% due 03/31/30	47	53
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	900	852
Shinsei Finance Cayman, Ltd. (ƒ)(Þ) 6.418% due 01/29/49	630	404
Siemens Financieringsmaatschappij NV (Þ)
5.500% due 02/16/12	1,400	1,449
6.125% due 08/17/26	735	691
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,120	913
Suncor Energy, Inc. 6.500% due 06/15/38	1,065	1,021
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	221	229
Telecom Italia Capital SA
6.200% due 07/18/11	290	297
5.250% due 10/01/15	290	264
6.999% due 06/04/18	850	845
Telefonica Europe BV 7.750% due 09/15/10	360	379
TNK-BP Finance SA
7.875% due 03/13/18 (Å)	240	222
Series 144a (Þ)
7.500% due 07/18/16	540	490
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	200	200

Fixed Income I Fund	81

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tyco International Group SA
6.750% due 02/15/11	110	113
6.375% due 10/15/11	465	468
6.000% due 11/15/13	835	812
Tyco International Finance SA (Þ)
7.000% due 12/15/19	70	70
6.875% due 01/15/21	210	210
Vale Overseas, Ltd.
6.250% due 01/23/17	100	98
6.875% due 11/21/36	837	800
Vodafone Group PLC 5.500% due 06/15/11	230	232

		50,826

Mortgage-Backed Securities - 67.5%
Adjustable Rate Mortgage Trust (Ê) Series 2005-3 Class 8A2 2.701% due 07/25/35	242	156
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 2.651% due 08/25/37	2,425	929
American Home Mortgage Investment Trust (Ê)
Series 2004-4 Class 4A
4.390% due 02/25/45	226	160
Series 2005-2 Class 5A2
2.611% due 09/25/35	73	73
Series 2005-4 Class 1A1
2.751% due 11/25/45	793	504
Arcap Reit, Inc. (Þ) Series 2004-RR3 Class B 5.040% due 09/21/45	515	506
Banc of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê)
2.961% due 04/25/33	131	124
Series 2003-10 Class 2A2 (Ê)
2.911% due 12/25/33	329	299
Series 2006-5 Class CB17
6.000% due 06/25/36	783	687
Banc of America Commercial Mortgage, Inc.
Series 2004-3 Class A3
4.875% due 06/10/39	552	552
Series 2005-2 Class A4
4.783% due 07/10/43	1,100	1,078
Series 2005-3 Class A2
4.501% due 07/10/43	445	440

	Principal Amount ($) or Shares	Market Value $
Series 2005-3 Class A4
4.668% due 07/10/43	1,200	1,105
Series 2006-1 Class A4
5.372% due 09/10/45	910	852
Series 2006-3 Class A4
5.889% due 07/10/44	1,330	1,280
Series 2007-1 Class A3
5.449% due 01/15/49	1,235	1,146
Series 2007-2 Class AAB
5.639% due 04/10/49	990	944
Series 2007-3 Class A4
5.659% due 06/10/49	200	185
Banc of America Funding Corp.
Series 2005-5 Class 1A11
5.500% due 09/25/35	1,009	937
Series 2005-D Class A1 (Ê)
4.109% due 05/25/35	397	346
Series 2006-3 Class 5A8
5.500% due 03/25/36	1,040	965
Series 2006-A Class 3A2
5.863% due 02/20/36	368	265
Series 2006-A Class 4A1 (Ê)
5.563% due 02/20/36	1,030	874
Series 2007-E Class 4A1 (Ê)
5.871% due 07/20/47	924	886
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
2.911% due 12/25/33	823	791
Series 2004-1 Class 5A1
6.500% due 09/25/33	52	51
Series 2004-2 Class 5A1
6.500% due 10/25/31	73	74
Series 2004-11 Class 2A1
5.750% due 01/25/35	823	787
Series 2005-H Class 2A5 (Ê)
4.803% due 09/25/35	575	522
Series 2005-L Class 3A1 (Ê)
5.465% due 01/25/36	512	457
Series 2006-2 Class A15
6.000% due 07/25/36	861	841
Series 2007-3 Class 1A1
6.000% due 09/25/37	2,313	2,202
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A1
5.615% due 02/25/33	31	29
Series 2004-1 Class 23A1 (Ê)
5.438% due 04/25/34	246	224

82	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-10 Class 22A1
4.949% due 01/25/35	333	307
Series 2004-8 Class 2A1
5.072% due 11/25/34	728	696
Series 2004-9 Class 22A1 (Ê)
4.760% due 11/25/34	221	204
Series 2005-2 Class A1 (Ê)
4.125% due 03/25/35	3,549	3,389
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.371% due 05/25/35	488	414
Series 2005-7 Class 22A1
5.712% due 09/25/35	314	255
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
5.673% due 01/26/36	517	421
Series 2007-R6 Class 2A1
5.775% due 12/26/46	264	211
Series 2007-R10 Class A1 (Ê)(Þ)
2.810% due 09/26/37	1,580	1,571
Series 2007-R11 Class A1A (Ê)(Þ)
3.061% due 09/27/37	1,815	1,726
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	487	455
Series 2005-A1 Class 2A2 (Ê)
5.237% due 12/25/35	1,568	1,509
Series 2006-A1 Class 1A1 (Ê)
6.025% due 09/25/36	1,004	971
Series 2006-S4 Class A3
6.000% due 12/25/36	869	787
Series 2006-S4 Class A4
6.000% due 12/25/36	520	494
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB Class A2 (Ê)
6.731% due 02/25/34	32	31
Series 2005-3 Class 2A2B
4.679% due 08/25/35	692	544
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	373	350
Series 2005-11 Class A3 (Ê)
4.900% due 12/25/35	551	494
Series 2006-WFH Class A1 (Ê)
2.511% due 10/25/36	283	281
Series 2007-AHL Class A3A (Ê)
2.521% due 05/25/37	302	280
Series 2007-AR8 Class 2A1A
5.913% due 08/25/37	582	517

	Principal Amount ($) or Shares	Market Value $
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.225% due 07/15/44	765	730
Series 2006-CD3 Class A5
5.617% due 10/15/48	685	646
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	488	442
Commercial Mortgage Load Trust Series 2008-LS1 Class A4B 6.020% due 12/10/49	2,320	2,204
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A4 (Ê)
2.861% due 03/25/34	458	434
Series 2005-56 Class 4A1 (Ê)
2.771% due 11/25/35	914	596
Series 2005-59 Class 1A1 (Ê)
2.813% due 11/20/35	1,123	716
Series 2005-J8 Class 1A3
5.500% due 07/25/35	753	672
Series 2005-J12 Class 2A1 (Ê)
2.731% due 11/25/35	619	319
Series 2005-J13 Class 2A3
5.500% due 11/25/35	307	269
Series 2006-9T1 Class A7
6.000% due 05/25/36	374	325
Series 2006-43C Class 1A7
6.000% due 02/25/37	222	205
Series 2006-J2 Class A3
6.000% due 04/25/36	558	484
Series 2007-J2 Class 2A1
6.000% due 07/25/37	721	559
Series 2007-OA6 Class A1B (Ê)
2.661% due 06/25/37	675	416
Series 2007-OA7 Class A1A (Ê)
2.641% due 05/25/47	654	402
Countrywide Asset-Backed Certificates (Ê) Series 2006-IM1 Class A2 2.701% due 04/25/36	5,219	4,502
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-16 Class 1A1 (Ê)
2.861% due 09/25/34	283	233
Series 2004-22 Class A3
4.799% due 11/25/34	443	394
Series 2004-HYB Class 1A1
4.718% due 02/20/35	994	897

Fixed Income I Fund	83

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-3 Class 1A2 (Ê)
2.751% due 04/25/35	139	88
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	138	115
Series 2005-R3 Class AF (Ê)(Þ)
2.861% due 09/25/35	934	816
Series 2006-HYB Class 2A1A
5.710% due 05/20/36	696	577
Series 2006-OA4 Class A1 (Ê)
4.488% due 04/25/46	392	201
Series 2007-18 Class 2A1
6.500% due 09/25/37	661	579
Series 2007-HY1 Class 1A2
5.696% due 04/25/37	325	223
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AAB
5.552% due 02/15/39	1,220	1,189
Series 2006-C2 Class A1
5.250% due 03/15/39	847	845
Series 2006-C2 Class A2
5.847% due 03/15/39	1,120	1,096
Series 2006-TFL Class A1 (Ê)(Þ)
2.578% due 04/15/21	174	163
Series 2007-C1 Class A3
5.383% due 02/15/40	2,500	2,269
Series 2007-C3 Class A4
5.723% due 06/15/39	2,265	2,104
Series 2007-C5 Class A3
5.694% due 09/15/40	545	506
Series 2007-C5 Class A4
5.695% due 09/15/40	1,200	1,105
Series 2008-C1 Class A3
6.426% due 02/15/41	1,570	1,501
CS First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	91	91
Series 2004-C1 Class A3
4.321% due 01/15/37	211	207
Series 2005-9 Class 2A1
5.500% due 10/25/35	1,213	1,114
Series 2005-C4 Class A3
5.120% due 08/15/38	5,050	4,934
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
4.967% due 08/25/35	1,060	824
Series 2007-OA2 Class A1 (Ê)
4.061% due 04/25/47	4,465	2,863

	Principal Amount ($) or Shares	Market Value $
Deutsche Mortgage Securities, Inc. (Þ) Series 2005-WF1 Class 1A3 5.087% due 06/26/35	920	777
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
5.826% due 07/19/44	145	72
Series 2005-AR6 Class 2A1A (Ê)
2.748% due 10/19/45	866	562
Fannie Mae
7.000% due 2009	4	4
7.000% due 2011	7	8
8.000% due 2011	2	2
5.190% due 2012	738	746
7.000% due 2012	3	3
5.500% due 2013	8	8
6.500% due 2013	43	44
5.500% due 2014	19	19
6.500% due 2015	17	18
7.000% due 2015	12	12
5.500% due 2016	4	4
6.000% due 2016	134	136
6.500% due 2016	101	105
9.000% due 2016	2	2
5.500% due 2017	185	187
6.000% due 2017	1,072	1,098
6.500% due 2017	229	239
7.500% due 2017	1	1
8.500% due 2017	4	4
4.500% due 2018	2,793	2,722
5.000% due 2018	2,557	2,541
5.500% due 2018	2,248	2,275
6.500% due 2018	271	281
4.500% due 2019	1,027	997
5.000% due 2019	10,719	10,625
6.500% due 2019	133	137
4.000% due 2020	1,664	1,551
4.500% due 2020	919	895
5.000% due 2020	9,813	9,704
6.500% due 2020	56	58
4.000% due 2021	637	594
5.000% due 2021	731	719
5.500% due 2021	21	21
6.000% due 2021	1,363	1,394
5.500% due 2022	5,004	5,026
8.000% due 2024	96	104
8.500% due 2024	19	21
9.000% due 2024	3	4

84	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

7.000% due 2025	16	16
8.000% due 2025	1	1
8.500% due 2025	26	27
6.000% due 2026	379	384
7.000% due 2026	25	26
9.000% due 2026	4	5
7.000% due 2027	7	8
9.000% due 2027	1	1
6.500% due 2028	442	459
6.500% due 2029	1,290	1,335
7.000% due 2029	111	118
6.500% due 2030	8	9
8.000% due 2030	121	130
6.500% due 2031	135	139
8.000% due 2031	103	111
5.500% due 2032	61	60
6.000% due 2032	1,284	1,299
6.500% due 2032	1,710	1,768
7.000% due 2032	742	779
8.000% due 2032	5	5
3.823% due 2033 (Ê)	387	390
4.500% due 2033	6,128	5,654
4.942% due 2033 (Ê)	190	193
5.000% due 2033	5,388	5,152
5.500% due 2033	19,811	19,501
6.000% due 2033	1,019	1,029
6.500% due 2033	803	831
7.000% due 2033	188	198
4.500% due 2034	1,390	1,278
5.000% due 2034	10,055	9,615
5.500% due 2034	28,190	27,728
6.000% due 2034	8,832	8,913
6.500% due 2034	845	871
4.361% due 2035 (Ê)	527	529
4.500% due 2035	812	746
4.666% due 2035 (Ê)	1,952	1,941
4.724% due 2035 (Ê)	323	325
4.835% due 2035 (Ê)	559	556
5.000% due 2035	10,533	10,053
5.500% due 2035	45,848	45,049
5.503% due 2035 (Ê)	463	475
5.508% due 2035 (Ê)	240	246
5.511% due 2035 (Ê)	303	310
5.513% due 2035 (E)	637	651
5.515% due 2035 (Ê)	301	307
5.521% due 2035 (Ê)	301	307
5.535% due 2035 (Ê)	1,229	1,255
6.000% due 2035	6,108	6,159

	Principal Amount ($) or Shares	Market Value $
4.775% due 2036 (Ê)	878	890
5.000% due 2036	12,741	12,152
5.500% due 2036	6,719	6,583
6.000% due 2036	12,710	12,778
6.500% due 2036	4,495	4,621
7.000% due 2036	170	178
5.000% due 2037	2,814	2,674
5.500% due 2037	14,073	13,787
5.557% due 2037 (Ê)	707	718
5.584% due 2037 (Ê)	853	866
5.871% due 2037 (Ê)	191	195
6.000% due 2037	1,930	1,941
6.500% due 2037	8,877	9,104
4.500% due 2038	195	179
6.000% due 2038	2,176	2,188
6.500% due 2038	380	390
15 Year TBA (Ï)
4.500%	8,490	8,134
5.000%	4,525	4,443
5.500%	7,700	7,716
6.000%	5,200	5,309
30 Year TBA (Ï)
5.000%	70,765	67,128
5.500%	77,720	76,031
6.000%	51,845	52,072
6.500%	9,505	9,757
4.490% due 2044 (Ê)	148	149
Series 2003-343 Class 6
5.000% due 10/01/33	905	226
Series 2003-345 Class 18
4.500% due 12/01/18	2,150	293
Series 2003-345 Class 19
4.500% due 01/01/19	2,396	324
Series 2005-365 Class 12
5.500% due 12/01/35	2,530	679
Series 2006-369 Class 8
5.500% due 04/01/36	702	178
Fannie Mae REMICS
Series 2003-21 Class M
5.000% due 02/25/17	23	23
Series 2003-32 Class FH (Ê)
2.861% due 11/25/22	214	213
Series 2003-35 Class FY (Ê)
2.861% due 05/25/18	1,070	1,064
Series 2003-37 Class HY
5.000% due 12/25/16	513	518
Series 2003-78 Class FI (Ê)
2.861% due 01/25/33	497	488

Fixed Income I Fund	85

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-21 Class FL (Ê)
2.811% due 11/25/32	240	236
Series 2005-65 Class FP (Ê)
2.711% due 08/25/35	288	285
Series 2006-5 Class 3A2 (Ê)
4.667% due 05/25/35	94	94
Series 2006-48 Class LG
Zero coupon due 06/25/36	206	130
Series 2007-73 Class A1 (Ê)
2.543% due 07/25/37	744	732
Fannie Mae Whole Loan
Series 2003-W1 Class 1A1
6.500% due 12/25/42	56	57
Series 2004-W2 Class 5AF (Ê)
2.811% due 03/25/44	415	407
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 4.728% due 02/25/45	59	54
FHA Project Citi 68 NP 7.430% due 01/01/21	74	75
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.304% due 09/25/34	298	265
Series 2006-AA5 Class A2 (Ê)
6.522% due 09/25/36	507	266
Series 2006-AA7 Class A1 (Ê)
6.531% due 01/25/37	2,425	1,775
Series 2006-FA3 Class A6
6.000% due 07/25/36	472	433
First Horizon Asset Securities, Inc. (Ê) Series 2005-AR5 Class 3A1 5.537% due 10/25/35	226	202
Freddie Mac
8.000% due 2009	3	3
6.000% due 2010	22	23
7.000% due 2010	32	34
8.000% due 2010	8	8
6.000% due 2011	71	73
7.000% due 2011	6	6
8.000% due 2011	7	7
8.000% due 2012	3	3
6.000% due 2013	22	22
7.000% due 2014	28	29
12.000% due 2014	16	16
6.000% due 2016	275	281
9.000% due 2016	77	84

	Principal Amount ($) or Shares	Market Value $
6.000% due 2017	459	469
8.000% due 2017	13	14
4.500% due 2018	1,304	1,270
5.000% due 2018	798	792
4.500% due 2019	759	737
5.000% due 2019	636	629
5.500% due 2019	784	790
4.500% due 2020	297	287
5.500% due 2020	2,099	2,115
9.000% due 2024	5	6
6.500% due 2025	14	14
8.000% due 2025	14	14
9.000% due 2025	8	9
9.000% due 2026	2	2
5.512% due 2027 (Ê)	21	22
6.500% due 2027	2	2
8.500% due 2027	51	57
6.500% due 2028	163	170
6.500% due 2029	279	290
6.280% due 2030 (Ê)	9	9
6.000% due 2031	12	13
6.500% due 2031	416	431
5.500% due 2032	3,886	3,824
6.000% due 2032	35	35
6.500% due 2032	493	510
7.000% due 2032	464	489
7.500% due 2032	49	53
5.000% due 2033	959	917
5.500% due 2033	5,342	5,255
6.000% due 2033	458	463
6.500% due 2033	220	227
4.500% due 2034	314	289
5.000% due 2034	3,451	3,298
5.055% due 2034 (Ê)	156	157
5.500% due 2034	2,162	2,124
6.000% due 2034	762	770
6.500% due 2034	192	198
5.000% due 2035	5,743	5,476
5.500% due 2035	2,901	2,847
5.000% due 2036	3,487	3,323
5.500% due 2036	1,052	1,032
5.873% due 2036 (Ê)	303	308
5.917% due 2036 (Ê)	666	677
5.969% due 2036 (Ê)	458	466
6.107% due 2036 (Ê)	755	768
5.000% due 2037	764	725
5.499% due 2037 (Ê)	380	384
5.500% due 2037	276	270

86	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.523% due 2037 (Ê)	1,050	1,059
5.698% due 2037 (Ê)	226	229
5.699% due 2037 (Ê)	1,429	1,450
5.700% due 2037 (Ê)	1,824	1,842
5.730% due 2037 (Ê)	559	567
5.763% due 2037 (Ê)	1,009	1,023
5.767% due 2037 (Ê)	476	484
5.809% due 2037 (Ê)	471	478
5.819% due 2037 (Ê)	2,236	2,269
5.851% due 2037 (Ê)	153	155
5.872% due 2037 (Ê)	227	231
5.897% due 2037 (Ê)	554	562
5.904% due 2037 (Ê)	503	511
6.101% due 2037 (Ê)	1,621	1,649
5.500% due 2038	469	459
6.500% due 2099	1,575	1,617
15 Year TBA (Ï)
5.000%	2,500	2,445
30 Year TBA (Ï)
5.000%	2,675	2,538
5.500%	8,980	8,778
6.000%	11,105	11,154
Freddie Mac REMICS
Series 1991-105 Class G
7.000% due 03/15/21	31	33
Series 2000-226 Class F (Ê)
2.908% due 11/15/30	10	10
Series 2001-229 Class KF (Ê)
2.711% due 07/25/22	313	311
Series 2003-262 Class AB
2.900% due 11/15/14	405	402
Series 2004-277 Class UF (Ê)
2.758% due 06/15/33	560	552
Series 2004-281 Class DF (Ê)
2.908% due 06/15/23	437	433
Series 2005-294 Class FA (Ê)
2.628% due 03/15/20	822	808
Series 2005-295 Class NA
4.250% due 09/15/24	307	307
Series 2005-299 Class KF (Ê)
2.858% due 06/15/35	419	412
Series 2005-301 Class IM
5.500% due 01/15/31	466	44
Series 2005-305 Class JF (Ê)
2.758% due 10/15/35	343	339
Series 2006-323 Class PA
6.000% due 03/15/26	885	906
Series 2007-333 Class AF (Ê)
2.608% due 10/15/20	5,069	4,957

	Principal Amount ($) or Shares	Market Value $
Series 2007-333 Class BF (Ê)
2.608% due 07/15/19	1,191	1,165
Series 2007-333 Class FT (Ê)
2.608% due 08/15/19	2,850	2,788
Series 2007-334 Class FA (Ê)
2.688% due 02/15/19	3,396	3,319
Series 2008-345 Class MB
4.500% due 06/15/23	4,705	4,297
Ge Capital Commercial Mortgage Corp. Series 2006-C1 Class A4 5.518% due 03/10/44	1,145	1,075
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A4 5.543% due 12/10/49	250	229
Ginnie Mae I
6.500% due 2009	18	19
6.500% due 2010	2	2
7.000% due 2011	7	7
9.500% due 2016	2	2
8.000% due 2017	9	10
10.500% due 2020	7	9
8.000% due 2022	17	18
8.500% due 2022	10	11
8.500% due 2024	8	9
8.000% due 2025	19	21
9.000% due 2025	17	18
8.000% due 2026	78	86
7.000% due 2029	4	5
8.000% due 2029	53	59
8.500% due 2029	20	22
8.000% due 2030	73	80
8.500% due 2030	17	18
7.000% due 2031	337	358
7.000% due 2032	75	80
5.000% due 2033	2,561	2,485
7.000% due 2033	16	16
5.000% due 2035	402	389
6.000% due 2035	3,476	3,524
30 Year TBA (Ï)
6.000%	2,255	2,279
Ginnie Mae II
5.125% due 2027 (Ê)	35	35
5.625% due 2030 (Ê)	113	114
6.375% due 2030 (Ê)	17	17
7.500% due 2032	11	12
30 Year TBA (Ï)
6.500%	9,490	9,751

Fixed Income I Fund	87

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GMAC Mortgage Corp. Loan Trust
Series 2005-AR6 Class 3A1
5.297% due 11/19/35	803	720
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.799% due 08/10/45	1,355	1,266
Government National Mortgage Association (Ê) Series 1999-40 Class FE 3.010% due 11/16/29	730	732
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR5 Class A1A 2.541% due 10/25/46	1,329	1,147
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 4.400% due 10/25/33	342	325
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7
5.317% due 06/10/36	1,745	1,699
Series 2005-GG5 Class A41
5.243% due 04/10/37	695	682
GS Mortgage Securities Corp. II
Series 2005-GG4 Class AABA
4.680% due 07/10/39	600	576
Series 2006-GG6 Class A4
5.553% due 04/10/38	1,150	1,088
Series 2006-GG8 Class AAB
5.535% due 11/10/39	575	555
GSMPS Mortgage Loan Trust (Ê)(Þ) Series 2004-4 Class 1AF 2.861% due 06/25/34	880	823
GSR Mortgage Loan Trust
Series 2004-5 Class 1A3 (Ê)
3.940% due 05/25/34	307	269
Series 2004-7 Class 4A1
4.842% due 06/25/34	62	53
Series 2005-AR7 Class 6A1
5.247% due 11/25/35	582	511
Harborview Mortgage Loan Trust
Series 2004-4 Class 3A (Ê)
3.584% due 06/19/34	189	172
Series 2005-4 Class 3A1
5.147% due 07/19/35	398	363
Series 2005-14 Class 3A1A
5.296% due 12/19/35	199	190

	Principal Amount ($) or Shares	Market Value $
Series 2006-2 Class 1A
5.454% due 02/25/36	907	684
Series 2006-3 Class 1A1A (Ê)
6.354% due 06/19/36	5,192	3,585
Impac CMB Trust (Ê) Series 2004-5 Class 1A1 2.821% due 10/25/34	253	202
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 2.781% due 03/25/36	806	588
Indymac INDA Mortgage Loan Trust (Ê) Series 2007-AR7 Class 1A1 6.255% due 11/25/37	260	226
Indymac Index Mortgage Loan Trust
6.346% due 01/01/37	2,132	1,403
Series 2005-AR1 Class A2
5.099% due 09/25/35	281	215
Series 2006-AR2 Class 1A1B (Ê)
2.671% due 04/25/46	967	595
Series 2006-AR2 Class A2 (Ê)
2.541% due 11/25/36	107	102
Series 2006-AR3 Class 2A1A
6.351% due 03/25/36	7,064	5,267
Indymac Loan Trust (Ê)
Series 2004-L1 Class A1 (þ)
2.741% due 07/25/09	70	66
Series 2005-L1 Class A
2.661% due 06/25/10	470	329
Series 2005-L2 Class A1
2.681% due 01/25/11	583	458
JP Morgan Alternative Loan Trust
Series 2006-A2 Class 3A1
5.855% due 05/25/36	3,124	2,350
Series 2006-A4 Class A4 (Ê)
2.531% due 09/25/36	367	349
Series 2006-S4 Class A1B (Ê)
2.541% due 12/25/36	1,133	1,096
Series 2007-A2 Class 12A2 (Ê)
2.561% due 06/25/37	1,502	1,300
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8 Class A2
3.837% due 01/12/39	875	846
Series 2004-LN2 Class A1
4.475% due 07/15/41	617	602
Series 2005-CB1 Class A4
4.895% due 09/12/37	160	149
5.294% due 01/12/43	200	190

88	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-FL1 Class A1 (Ê)(Þ )
2.568% due 02/15/19	100	96
Series 2005-LDP Class A3
4.959% due 08/15/42	885	857
Series 2005-LDP Class A3A1
4.871% due 10/15/42	1,940	1,904
Series 2005-LDP Class A4
4.918% due 10/15/42	690	641
5.179% due 12/15/44	645	612
Series 2006-CB1 Class A3A (Þ)
5.491% due 12/12/44	1,765	1,728
Series 2006-CB1 Class A4
5.481% due 12/12/44	1,090	1,025
5.552% due 05/12/45	785	738
Series 2006-CB1 Class ASB
5.506% due 12/12/44	470	458
Series 2006-LDP Class A3
5.336% due 05/15/47	485	446
Series 2006-LDP Class A3B
5.447% due 05/15/45	820	775
Series 2006-LDP Class A4
5.875% due 04/15/45	1,580	1,518
5.399% due 05/15/45	1,055	981
Series 2007-CB1 Class A2
5.747% due 02/12/49	595	583
Series 2007-CB1 Class A4
5.440% due 06/12/47	165	150
Series 2007-CB2 Class ASB
5.688% due 11/12/16	1,165	1,104
Series 2007-LD1 Class A2
5.827% due 02/15/51	2,550	2,502
Series 2007-LD1 Class A4
5.819% due 06/15/49	1,470	1,374
5.882% due 02/15/51	1,265	1,180
Series 2007-LDP Class A2
5.434% due 01/15/49	4,150	3,732
Series 2007-LDP Class A3
5.420% due 01/15/49	2,890	2,619
Series 2008-C2 Class A1
5.017% due 02/12/51	442	432
Series 2008-C2 Class ASB
6.125% due 02/12/51	1,055	1,023
JP Morgan Mortgage Trust
Series 2005-A1 Class 6T1 (Ê)
5.023% due 02/25/35	449	398
Series 2005-A2 Class 3A1
4.854% due 04/25/35	34	33
Series 2006-A2 Class 1A1
5.467% due 04/25/36	1,511	1,457

	Principal Amount ($) or Shares	Market Value $
Series 2007-A1 Class 3A2 (Ê)
5.005% due 07/25/35	5,072	4,852
Series 2007-A4 Class 3A1
5.881% due 06/25/37	1,754	1,687
LB-UBS Commercial Mortgage Trust
Series 2001-C3 Class A1
6.058% due 06/15/20	103	104
Series 2005-C3 Class A5
4.739% due 07/15/30	820	758
Series 2005-C3 Class AAB
4.664% due 07/15/30	1,000	959
Series 2005-C5 Class A4
4.954% due 09/15/30	1,700	1,589
Series 2006-C4 Class A4
5.883% due 06/15/38	400	387
Series 2007-C6 Class A4
5.858% due 07/15/40	695	648
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Þ) Series 2006-LLF Class A1 2.538% due 09/15/21	70	66
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	1,278	1,220
Lehman XS Trust (Ê)
Series 2005-5N Class 1A1
2.761% due 11/25/35	603	380
Series 2005-7N Class 1A1B
2.761% due 12/25/35	451	202
Master Adjustable Rate Mortgages Trust (Ê) Series 2004-13 Class 3A4 3.788% due 11/21/34	337	331
MASTR Adjustable Rate Mortgages Trust
Series 2006-2 Class 3A1
4.848% due 01/25/36	1,149	1,048
Series 2006-OA2 Class 1A1 (Ê)
4.594% due 12/25/46	482	286
Series 2007-3 Class 12A1 (Ê)
2.661% due 05/25/47	1,636	1,011
MASTR Alternative Loans Trust
Series 2003-4 Class B1
5.683% due 06/25/33	403	329
Series 2004-10 Class 5A6
5.750% due 09/25/34	640	554
MASTR Asset Securitization Trust
Series 2003-7 Class 4A35 (Ê)
2.861% due 09/25/33	616	582

Fixed Income I Fund	89

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-11 Class 6A8 (Ê)
2.961% due 12/25/33	669	619
Series 2004-4 Class 2A2 (Ê)
2.911% due 04/25/34	575	559
Series 2005-2 Class 1A1
5.250% due 11/25/35	1,305	1,225
MASTR Reperforming Loan Trust (Þ) Series 2005-1 Class 1A1 6.000% due 08/25/34	503	484
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 2.671% due 02/25/36	255	205
Merrill Lynch Mortgage Trust
Series 2004-MKB Class A2
4.353% due 02/12/42	820	817
Series 2006-C1 Class A4
5.658% due 05/12/39	660	630
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3 Class A2
5.291% due 07/12/46	1,820	1,787
Series 2007-5 Class A4
5.378% due 08/12/48	485	439
Series 2007-8 Class A3
5.957% due 08/12/49	1,915	1,807
Series 2007-8 Class ASB
5.890% due 03/12/17	810	780
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
3.551% due 04/25/29	152	142
Series 2005-2 Class 3A
3.471% due 10/25/35	138	125
Series 2005-3 Class 4A
2.711% due 11/25/35	83	75
Morgan Stanley Capital I
Series 2004-RR2 Class A2 (Þ)
5.450% due 10/28/33	1,482	1,488
Series 2005-HQ5 Class A4
5.168% due 01/14/42	1,125	1,072
Series 2005-HQ6 Class A4A
4.989% due 08/13/42	530	496
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	940	918
Series 2005-T17 Class A5
4.780% due 12/13/41	310	289
Series 2006-HQ1 Class A4
5.328% due 11/12/41	345	319
Series 2006-HQ8 Class A4
5.387% due 03/12/44	1,025	966

	Principal Amount ($) or Shares	Market Value $
Series 2006-HQ9 Class A4
5.731% due 07/12/44	965	919
Series 2007-HQ1 Class A4
5.633% due 08/12/16	1,045	955
Series 2007-IQ1 Class A4
5.809% due 12/12/49	400	371
Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3 6.096% due 03/25/36	1,041	745
Novastar Mortgage-Backed Notes (Ê) Series 2006-MTA Class 2A1A 2.651% due 09/25/46	833	517
Prime Mortgage Trust
Series 2004-CL1 Class 1A2 (Ê)
2.861% due 02/25/34	146	133
Series 2004-CL1 Class 2A2 (Ê)
2.861% due 02/25/19	28	26
Series 2006-DR1 Class 2A1 (Þ)
5.500% due 05/25/35	2,210	1,825
Series 2006-DR1 Class 2A2 (Þ)
6.000% due 05/25/35	1,933	1,644
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
3.061% due 04/25/34	233	207
Series 2004-QS8 Class A4 (Ê)
2.861% due 06/25/34	462	429
Series 2005-QA1 Class 2A1
5.826% due 12/25/35	1,264	1,014
Series 2005-QA1 Class A41
5.673% due 09/25/35	814	656
Series 2005-QA8 Class NB3
5.479% due 07/25/35	539	461
Series 2005-QO3 Class A1 (Ê)
2.861% due 10/25/45	914	595
Series 2006-QA1 Class A21
5.959% due 01/25/36	2,609	1,897
Series 2006-QO7 Class 3A2 (Ê)
2.666% due 09/25/46	1,338	662
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	1,267	1,137
Residential Asset Securities Corp. (Ê) Series 2003-KS4 Class AIIB 3.063% due 06/25/33	188	131
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
2.911% due 02/25/34	534	476
Series 2007-A5 Class 2A3
6.000% due 05/25/37	351	313

90	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
2.911% due 11/25/18	700	700
Series 2003-S14 Class A5 (Ê)
2.861% due 07/25/18	718	713
Series 2003-S20 Class 1A7 (Ê)
2.961% due 12/25/33	269	259
Series 2006-SA4 Class 2A1
6.127% due 11/25/36	1,316	1,175
Salomon Brothers Mortgage Securities VII, Inc.
Series 2002-KEY Class A2
4.467% due 03/18/36	1,098	1,069
Series 2003-UP2 Class A1
4.000% due 12/25/18	263	244
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 2.633% due 04/20/34	406	381
Small Business Administration Series 1999-P10 Class 1 7.540% due 08/10/09	67	68
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	65	64
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2005-19X Class 1A1 2.781% due 10/25/35	542	339
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A2 2.708% due 07/19/35	286	259
Structured Asset Securities Corp.
Series 2004-21X Class 1A3
4.440% due 12/25/34	846	847
Series 2006-11 Class A1 (Þ)
5.300% due 10/25/35	270	246
Thornburg Mortgage Securities Trust
Series 2003-2 Class A1 (Ê)
3.141% due 04/25/43	123	120
Series 2006-1 Class A3 (Ê)
2.631% due 01/25/46	1,190	1,178
Series 2006-3 Class A3 (Ê)
2.571% due 06/25/46	1,555	1,544
Series 2006-6 Class A1 (Ê)
2.571% due 11/25/11	389	372
Series 2007-4 Class 2A1
6.216% due 09/25/37	806	710
Series 2007-4 Class 3A1
6.216% due 09/25/37	766	667

	Principal Amount ($) or Shares	Market Value $
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
4.380% due 10/15/41	941	935
Series 2005-C22 Class A3
5.460% due 12/15/44	2,435	2,393
Series 2006-WL7 Class A1 (Ê)(Þ)
2.548% due 09/15/21	182	171
Series 2007-C33 Class A2
6.055% due 02/15/51	1,700	1,675
Series 2007-WHL Class A1 (Ê)(Þ)
2.538% due 06/15/20	178	162
WaMu Mortgage Pass Through Certificates
Series 2003-S9 Class A2 (Ê)
3.011% due 10/25/33	546	520
Series 2005-AR1 Class 1A1
4.833% due 10/25/35	627	604
Series 2005-AR1 Class A1A1 (Ê)
2.751% due 10/25/45	704	445
Series 2005-AR6 Class B3 (Ê)
3.121% due 04/25/45	455	114
Series 2007-HY3 Class 4B1
5.349% due 03/25/37	409	260
Series 2007-HY4 Class 1A1 (Ê)
5.550% due 04/25/37	420	369
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	350	308
Series 2007-OA2 Class 2A (Ê)
4.228% due 01/25/47	511	332
Washington Mutual Mortgage Pass Through Certificates (Ê)
Series 2005-AR1 Class A1A2
2.741% due 11/25/45	746	473
2.751% due 12/25/45	392	239
Series 2006-AR1 Class 1A1A
4.598% due 01/25/46	416	251
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC Class A1 (Ê)
4.945% due 01/25/35	612	568
Series 2006-2 Class 2A3
5.500% due 03/25/36	920	896
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	596	546
Series 2006-AR7 Class 2A4 (Ê)
5.605% due 05/25/36	1,066	1,008

Fixed Income I Fund	91

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Series 2006-AR8 Class 2A3
5.240% due 04/25/36		244	236
Series 2007-8 Class 1A16
6.000% due 07/25/37		922	861
Series 2007-10 Class 2A5
6.250% due 07/25/37		445	425
Zuni Mortgage Loan Trust (Ê) Series 2006-OA1 Class A1 2.591% due 08/25/36		744	708

			843,529

Municipal Bonds - 0.2%
Commonwealth of Massachusetts General Obligation Unlimited (m)(æ) 5.000% due 11/01/24		460	495
San Diego Tobacco Settlement Revenue Funding Corp. 7.125% due 06/01/32		290	265
State of Texas General Obligation Unlimited 4.750% due 04/01/35		300	286
Tobacco Settlement Authority of Iowa Revenue Bonds 6.500% due 06/01/23		90	83
Tobacco Settlement Finance Authority of West Virginia 7.467% due 06/01/47		495	441
University of Texas Revenue Bonds(æ) 20230815 5.000% due 08/15/23		580	622

			2,192

Non-US Bonds - 0.1%
Canadian Government Bond 4.000% due 12/01/31	CAD	176	253
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	1,161

			1,414

United States Government Agencies - 4.5%
Fannie Mae
4.750% due 04/19/10 (Ñ)		3,765	3,863
3.375% due 05/19/11 (Ñ)		3,900	3,886
5.000% due 02/16/12 (Ñ)		1,465	1,524
6.125% due 03/15/12		1,510	1,624
4.750% due 11/19/12 (Ñ)		1,305	1,347
6.625% due 11/15/30 (Ñ)		85	101
6.210% due 08/06/38		420	470

	Principal Amount ($) or Shares	Market Value $
Federal Farm Credit Bank(Ñ) 5.125% due 08/25/16	830	862
Federal Home Loan Bank
5.375% due 05/15/19	315	328
5.125% due 08/15/19	330	339
Federal Home Loan Bank Discount Notes 5.625% due 06/11/21	1,070	1,128
Federal Home Loan Banks
4.250% due 06/10/11 (Ñ)	600	612
Series VB15 (Ñ)
5.000% due 12/21/15	895	927
Federal National Mortgage Association
4.350% due 05/29/13 (Ñ)	1,410	1,414
Zero coupon due 07/05/14	1,235	981
6.000% due 08/22/16	2,260	2,264
5.000% due 04/26/17	1,315	1,290
5.625% due 07/15/37 (Ñ)	105	110
Freddie Mac
5.125% due 08/23/10 (Ñ)	1,820	1,889
3.875% due 06/29/11 (Ñ)	2,740	2,764
5.000% due 02/16/17	800	822
4.875% due 06/13/18 (Ñ)	3,305	3,358
5.000% due 12/14/18 (Ñ)	400	360
5.625% due 11/23/35 (Ñ)	1,240	1,203
Freddie Mac MAC
5.125% due 04/18/11 (Ñ)	230	240
5.250% due 07/18/11 (Ñ)	920	963
4.750% due 03/05/12 (Ñ)	2,815	2,904
5.050% due 01/26/15	690	719
5.000% due 04/18/17 (Ñ)	3,400	3,492
5.125% due 11/17/17 (Ñ)	285	295
6.750% due 03/15/31 (Ñ)	105	127
Tennessee Valley Authority 6.150% due 01/15/38	435	487
United States Treasury Inflation Indexed Bonds (Ñ)
2.375% due 01/15/27	387	399
1.750% due 01/15/28 (Æ)	7,276	6,798
United States Treasury Notes (Ñ)
4.625% due 07/31/12	3,240	3,427
4.500% due 02/15/36	3,205	3,143

		56,460

United States Government Treasuries - 7.2%
United States Treasury (Ñ) Principal Only STRIP Zero coupon due 11/15/21	2,320	1,242

92	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Treasury Inflation Indexed Bonds
1.625% due 01/15/15 (Ñ)	57	58
2.500% due 07/15/16 (Ñ)	525	564
2.375% due 01/15/25 (Ñ)	5,538	5,765
2.000% due 01/15/26 (Ñ)	404	395
3.875% due 04/15/29 (Ñ)	1,976	2,526
United States Treasury Notes
1.750% due 03/31/10 (Ñ)	515	510
4.125% due 08/15/10 (Ñ)	7,350	7,583
3.875% due 09/15/10 (Ñ)	1,535	1,578
4.875% due 04/30/11 (Ñ)	1,665	1,757
4.875% due 05/31/11 (Ñ)	200	211
4.625% due 08/31/11	575	605
4.500% due 09/30/11 (Ñ)	110	115
4.750% due 05/31/12 (Ñ)	50	53
2.750% due 02/28/13 (Ñ)	285	279
2.500% due 03/31/13 (Ñ)	26,446	25,644
3.125% due 04/30/13 (Ñ)	840	836
3.375% due 07/31/13	3,029	3,043
4.250% due 08/15/14 (Ñ)	2,665	2,789
12.500% due 08/15/14 (Ñ)	155	170
4.250% due 11/15/14 (Ñ)	5,525	5,787
4.000% due 02/15/15 (Ñ)	455	470
4.125% due 05/15/15 (Ñ)	2,475	2,569
4.875% due 08/15/16 (Ñ)	2,570	2,763
4.750% due 08/15/17 (Ñ)	2,300	2,441
4.250% due 11/15/17 (Ñ)	2,115	2,162
8.750% due 08/15/20 (Ñ)	1,911	2,690
7.125% due 02/15/23 (Ñ)	5,355	6,829
6.250% due 08/15/23 (Ñ)	2,330	2,761
6.875% due 08/15/25 (Ñ)	1,895	2,405
6.000% due 02/15/26 (Ñ)	795	926
6.375% due 08/15/27 (Ñ)	390	475
5.000% due 05/15/37	1,255	1,333

		89,334

Total Long-Term Investments
(cost $1,404,570)		1,345,702

Preferred Stocks - 0.9%
Auto and Transportation - 0.0%
General Motors Corp.	31,725	390

Financial Services - 0.9%
American International Group, Inc.	32,300	1,858
DG Funding Trust (Ê)(ƒ)(Å)	392	3,927
Federal National Mortgage Association (ƒ)(Ñ)	18,750	315

	Principal Amount ($) or Shares	Market Value $
Federal National Mortgage Association (Ê)(ƒ)	1,000	30
Freddie Mac (ƒ)(Ñ)	27,050	459
Wachovia Corp. (Ñ)	5,000	4,377

		10,966

Total Preferred Stocks
(cost $12,771)		11,356

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Fixed Income - 0.0%
Eurodollar Futures
Sep 2008 92.50 Put (345)	USD 863	2
Sep 2008 92.25 Put (35)	USD 88	—

Total Options Purchased
(cost $4)		2

	Principal Amount ($) or Shares
Short-Term Investments - 13.8%
American Express Bank FSB (Ê) Series BKNT 2.470% due 10/16/08	800	799
American Express Centurion Bank (Ê) Series BKNT 2.481% due 06/12/09	1,900	1,886
Amgen, Inc. (Ê) Series WI 2.726% due 11/28/08	500	499
Bank of America NA (Ê) Series BKNT 5.646% due 12/18/08	200	200
Banque Paribas 6.875% due 03/01/09	350	357
Bear Stearns Cos., Inc. (The) (Ê) 3.061% due 07/16/09	1,900	1,896
CIT Group, Inc. (Ê) 2.946% due 01/30/09	2,400	2,296
Citibank Omni-S Master Trust 3.570% due 10/23/08	4,800	4,745

Fixed Income I Fund	93

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citigroup Funding, Inc. (Ê)
2.667% due 12/08/08	400	399
2.809% due 06/26/09	400	395
Citigroup, Inc. (Ê)
2.848% due 12/26/08	600	598
2.836% due 01/30/09	1,400	1,391
Clear Channel Communications, Inc. 4.250% due 05/15/09	230	223
Comcast Cable Communications LLC 6.875% due 06/15/09	200	205
Countrywide Financial Corp. (Ê)(Ñ)
2.796% due 09/02/08	1,700	1,700
2.931% due 01/05/09	400	394
COX Communications, Inc. 3.875% due 10/01/08	240	240
Credit Agricole SA/London (Ê)(Þ) 2.646% due 05/28/09	400	399
Daimler Finance NA LLC (Ê)
3.138% due 03/13/09	1,600	1,593
3.218% due 03/13/09 (Ñ)	1,100	1,096
Deutsche Bank Tri-Party Repurchase Agreement 2.050% due 08/01/08	3,600	3,600
Deutsche Telekom International Finance BV (Ê) 2.981% due 03/23/09	900	895
Fannie Mae REMICS Series 1993-134 Class H 6.500% due 08/25/08	11	11
Federal Home Loan Bank Discount Notes (ç)(ž) Zero coupon due 09/17/08	3,930	3,918
Federal National Mortgage Association Discount Notes (ž) Zero coupon due 12/15/08	924	915
France Bons Du Tresor Zero coupon due 08/21/08	200	311
Freddie Mac REMICS Series 1993-160 Class I Interest Only 6.500% due 11/15/08	3	—
General Electric Capital Corp. (Ñ) 3.250% due 06/15/09	600	598
Ginnie Mae I
6.500% due 01/15/09	3	3
6.500% due 03/15/09	5	5
6.500% due 04/15/09	1	1

	Principal Amount ($) or Shares	Market Value $
GMAC LLC (Ñ) 5.625% due 05/15/09	2,250	2,048
Goldman Sachs Group, Inc. (The) (Ê)
2.841% due 12/23/08	100	100
2.851% due 03/30/09	600	597
2.891% due 06/23/09	500	497
HSBC Bank USA NA NY (Ê) Series BKNT 2.836% due 06/10/09	800	797
HSBC Finance Corp. (Ñ)
2.813% due 12/05/08 (Ê)	500	498
4.750% due 05/15/09	1,375	1,385
Indymac Loan Trust (Ê)
Series 2004-L1 Class A1 (Þ)
2.741% due 07/25/09	70	66
International Lease Finance Corp. 4.750% due 07/01/09	1,365	1,331
Lehman Brothers Holdings, Inc. (Ê)
2.889% due 01/23/09	1,200	1,168
2.878% due 04/03/09	1,000	961
Merrill Lynch & Co., Inc. 2.600% due 08/25/08	3,720	3,714
Morgan Stanley (Ê) Series GMTN 2.844% due 02/09/09	100	100
Residential Capital LLC (Ê) 5.758% due 05/22/09	200	132
Russell Investment Company Money Market Fund	122,687,215	122,687
Telefonica Emisiones SAU (Ê) 3.103% due 06/19/09	800	795
Transocean, Inc. (Ê) 2.873% due 09/05/08	500	500
Tyco International Group SA
6.125% due 11/01/08	40	40
6.125% due 01/15/09	10	10
UBS Finance Delaware LLC 2.830% due 09/25/08	1,000	996
United States Treasury Bills (ž)(ç)
1.792% due 09/25/08	1,485	1,481
1.463% due 10/16/08	427	426
Wachovia Bank NA Series BKNT 5.800% due 12/01/08	280	282

Total Short-Term Investments
(cost $172,669)		172,179

94	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 11.5%
Russell Investment Company Money Market Fund (×)	52,451,668	52,452
State Street Securities Lending Quality Trust (×)	91,817,541	91,818

Total Other Securities
(cost $144,270)		144,270

Total Investments - 133.9%
(identified cost $1,734,176)		1,673,050

Other Assets and Liabilities, Net - (33.9%)		(423,448)

Net Assets - 100.0%		1,249,602

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	95

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures	6	EUR	1,425	09/08	1
Euribor Futures	26	EUR	6,172	12/08	20
Euribor Futures	21	EUR	4,995	03/09	34
Euribor Futures	13	EUR	3,097	06/09	24
Eurodollar Futures (CME)	89	USD	21,625	09/08	(66)
Eurodollar Futures (CME)	522	USD	126,592	12/08	991
Eurodollar Futures (CME)	608	USD	147,311	03/09	133
Eurodollar Futures (CME)	409	USD	98,917	06/09	78
Eurodollar Futures (CME)	173	USD	41,728	09/09	(45)
Eurodollar Futures (CME)	156	USD	37,502	12/09	(92)
Eurodollar Futures (CME)	120	USD	28,776	03/10	(84)
Germany, Federal Republic 10 Year Bonds	53	EUR	5,963	09/08	12
LIBOR Futures	58	GBP	6,836	12/08	(63)
LIBOR Futures	24	GBP	2,837	03/09	31
LIBOR Futures	29	GBP	3,433	06/09	34
LIBOR Futures	1	GBP	118	12/09	(1)
Three Month Short Sterling Interest Rate Futures (UK)	47	GBP	5,556	03/09	58
United States Treasury 2 Year Notes	21	USD	4,452	09/08	19
United States Treasury 5 Year Notes	755	USD	84,059	09/08	488
United States Treasury 10 Year Notes	162	USD	18,602	09/08	218
United States Treasury Bonds	27	USD	3,119	09/08	17

Short Positions
Eurodollar Futures (CME)	1	USD	243	12/08	—
United States Treasury 2 Year Notes	12	USD	2,544	09/08	(11)
United States Treasury 10 Year Notes	183	USD	21,014	09/08	(150)
United States Treasury Bonds	11	USD	1,271	09/08	3

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,649

See accompanying notes which are an integral part of the financial statements.

96	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

United Stated Treasury Notes 5 Year Futures
Aug 2008 114.00 Call (16)	USD	1,824	(1)
Aug 2008 108.00 Put (16)	USD	1,728	(1)
Aug 2008 110.50 Put (8)	USD	884	(2)

United Stated Treasury Notes 10 Year Futures
Aug 2008 113.50 Call (16)	USD	1,816	(27)
Aug 2008 114.00 Call (35)	USD	3,990	(51)
Aug 2008 114.50 Call (16)	USD	1,832	(18)
Aug 2008 115.00 Call (7)	USD	805	(6)
Aug 2008 115.50 Call (8)	USD	924	(5)
Aug 2008 116.00 Call (12)	USD	1,392	(5)
Aug 2008 116.50 Call (8)	USD	932	(3)
Aug 2008 117.00 Call (206)	USD	24,102	(42)
Aug 2008 118.00 Call (4)	USD	472	—
Aug 2008 109.00 Put (9)	USD	981	(1)
Aug 2008 109.50 Put (13)	USD	1,424	—
Aug 2008 110.00 Put (22)	USD	2,420	(1)
Aug 2008 111.00 Put (178)	USD	19,758	(11)
Aug 2008 111.50 Put (16)	USD	1,784	(1)
Aug 2008 112.00 Put (19)	USD	2,128	(2)
Aug 2008 113.00 Put (14)	USD	1,582	(4)
Nov 2008 115.50 Call (20)	USD	2,310	(23)
Nov 2008 108.00 Put (27)	USD	2,916	(9)

Total Liability for Options Written (premiums received $436)			(213)

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	97

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	337	AUD	346	08/14/08	(12)
USD	354	CAD	356	08/05/08	(6)
USD	589	CAD	594	08/05/08	(9)
USD	1,058	CAD	1,063	08/05/08	(21)
USD	355	CAD	356	11/05/08	(7)
USD	588	CAD	594	11/05/08	(8)
USD	991	CNY	6,824	08/20/08	9
USD	1,812	CNY	12,172	11/13/08	(11)
USD	1,587	EUR	1,006	08/05/08	(18)
USD	3,161	JPY	324,156	08/05/08	(155)
USD	3,039	JPY	324,156	11/05/08	(17)
USD	186	KRW	188,550	08/04/08	—
USD	207	KRW	209,670	08/04/08	—
USD	208	KRW	210,340	08/04/08	—
USD	624	KRW	608,560	08/04/08	(23)
USD	31	MYR	100	08/04/08	—
USD	54	MYR	175	08/04/08	—
USD	126	MYR	407	08/04/08	(1)
USD	31	MYR	100	11/12/08	—
USD	41	MYR	132	11/12/08	—
USD	54	MYR	175	11/12/08	—
USD	1,238	PLN	2,556	08/05/08	—
USD	150	RUB	3,526	11/05/08	—
USD	117	SGD	158	09/19/08	(1)
USD	170	SGD	228	09/19/08	(2)
USD	460	SGD	622	09/19/08	(4)
USD	1,916	ZAR	15,330	11/03/08	123
CAD	356	USD	355	08/05/08	7
CAD	594	USD	588	08/05/08	8
CAD	1,063	USD	1,055	08/05/08	18
CAD	1,063	USD	1,058	11/05/08	21
EUR	1,098	USD	1,741	08/26/08	31
EUR	24	USD	38	08/01/08	—
EUR	1,006	USD	1,592	08/05/08	23
EUR	1,006	USD	1,579	11/05/08	18
GBP	—	USD	—	08/01/08	—
JPY	324,156	USD	3,023	08/05/08	17
JPY	34,275	USD	318	09/08/08	—
KRW	40,096	USD	38	08/04/08	(1)
KRW	104,500	USD	100	08/04/08	(3)
KRW	105,170	USD	100	08/04/08	(4)
KRW	148,454	USD	142	08/04/08	(5)
KRW	210,340	USD	200	08/04/08	(8)
KRW	608,560	USD	602	08/04/08	—
MYR	100	USD	31	08/04/08	—
MYR	132	USD	41	08/04/08	—
MYR	175	USD	54	08/04/08	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
MYR	276	USD	85	08/04/08	—
PLN	2,556	USD	1,176	08/05/08	(61)
PLN	2,556	USD	1,228	11/05/08	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(102)

See accompanying notes which are an integral part of the financial statements.

98	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	2,500	Three Month LIBOR	5.000%	12/17/28	18
Bank of America	USD	1,200	Three Month LIBOR	5.000%	12/17/38	14
Barclays Bank PLC	GBP	400	6.000%	Six Month LIBOR	03/20/09	1
Barclays Bank PLC	GBP	100	Six Month LIBOR	4.000%	12/15/36	20
BNP Paribas	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	(10)
Citibank	USD	8,010	4.228%	Three Month LIBOR	06/10/11	22
Citibank	USD	13,340	Three Month LIBOR	4.206%	06/11/11	31
Citibank	USD	1,950	Three Month LIBOR	5.058%	06/10/19	(21)
Citibank	USD	3,250	Three Month LIBOR	4.970%	06/11/19	(13)
Citibank	USD	2,900	Three Month LIBOR	5.000%	12/17/38	34
Credit Suisse First Boston	GBP	200	5.000%	Six Month LIBOR	06/15/09	(3)
Deutsche Bank	GBP	100	6.000%	Six Month LIBOR	12/20/08	—
Goldman Sachs	GBP	100	5.000%	Six Month LIBOR	06/15/09	(1)
Goldman Sachs	GBP	2,300	6.000%	Six Month LIBOR	06/19/09	4
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	6
Goldman Sachs	GBP	200	5.000%	Six Month LIBOR	09/17/13	(8)
Goldman Sachs	GBP	200	Six Month LIBOR	5.000%	12/15/36	(51)
Goldman Sachs	GBP	100	Six Month LIBOR	5.000%	12/19/37	(12)
Lehman Brothers	USD	600	Three Month LIBOR	5.000%	12/17/28	4
Lehman Brothers	GBP	3,300	4.500%	Six Month LIBOR	09/20/09	(84)
Lehman Brothers	USD	18,000	4.170%	Three Month LIBOR	06/03/11	35
Lehman Brothers	USD	8,010	Three Month LIBOR	4.380%	06/11/11	44
Lehman Brothers	USD	5,990	4.478%	Three Month LIBOR	06/13/11	43
Lehman Brothers	USD	8,010	4.740%	Three Month LIBOR	06/17/11	96
Lehman Brothers	USD	4,390	4.928%	Three Month LIBOR	06/03/19	(5)
Lehman Brothers	USD	1,950	Three Month LIBOR	4.970%	06/11/19	(8)
Lehman Brothers	USD	1,460	Three Month LIBOR	5.040%	06/13/19	(13)
Lehman Brothers	USD	1,950	Three Month LIBOR	5.190%	06/17/19	(40)
Merrill Lynch	GBP	5,700	4.500%	Six Month LIBOR	09/20/09	(145)
Merrill Lynch	USD	4,000	4.000%	Three Month LIBOR	12/17/10	21
Merrill Lynch	USD	29,100	Three Month LIBOR	5.000%	12/17/28	213
Merrill Lynch	GBP	200	Six Month LIBOR	4.000%	12/15/35	6
Merrill Lynch	USD	700	Three Month LIBOR	5.000%	12/17/38	8
Morgan Stanley	USD	26,400	4.000%	Three Month LIBOR	06/17/10	70
Morgan Stanley	USD	300	Three Month LIBOR	5.000%	12/17/18	(5)
Morgan Stanley	USD	400	Three Month LIBOR	5.000%	12/17/28	3
Morgan Stanley	USD	300	Three Month LIBOR	5.000%	12/17/38	4
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	3
Royal Bank of Scotland	USD	5,800	4.000%	Three Month LIBOR	06/17/10	16
Royal Bank of Scotland	USD	600	Three Month LIBOR	5.000%	12/17/18	(10)
Royal Bank of Scotland	USD	600	Three Month LIBOR	5.000%	12/17/28	4
Royal Bank of Scotland	GBP	500	Six Month LIBOR	4.000%	12/15/36	98
Royal Bank of Scotland	GBP	100	Six Month LIBOR	5.500%	12/15/36	(26)
UBS	AUD	5,300	7.000%	Three Month LIBOR	09/15/09	(16)
UBS	AUD	500	7.500%	Three Month LIBOR	03/15/10	2

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $817						349

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	99

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	750	0.090%		08/25/37	(392)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	1,000	0.090%		08/25/37	(522)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	1,000	0.090%		08/25/37	(522)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	1,000	0.760%		01/25/38	(557)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	1,200	0.170%		05/25/46	(922)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	1,500	0.760%		01/25/38	(836)
American International Group	Deutsche Bank	USD	1,500	2.050%		03/20/13	(24)
Berkshire Hathaway	Deutsche Bank	USD	2,900	(1.000%	)	03/20/13	3
Countrywide Home Loans	JP Morgan	USD	2,400	5.850%		06/20/09	70
Dow Jones CDX High Volatility Index	Barclays	USD	700	(1.550%	)	06/20/13	7
Dow Jones CDX High Volatility Index	Chase Securities Inc.	USD	400	1.120%		12/20/12	5
Dow Jones CDX High Volatility Index	Credit Suisse First Boston	USD	1,500	(1.550%	)	06/20/13	15
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	1,600	0.708%		12/20/12	18
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	6,900	(1.550%	)	06/20/13	71
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	15
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	7,500	(1.550%	)	06/20/13	77
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,000	1.833%		06/20/12	(72)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	600	0.963%		12/20/12	3
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	5,700	0.771%		12/20/12	73
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	22,100	(1.550%	)	06/20/13	228
Gaz Capital for Gazprom	Chase Securities Inc.	USD	200	0.970%		10/20/12	(8)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	200	1.020%		10/20/12	(7)
Gaz Capital for Gazprom	JP Morgan	USD	200	0.970%		11/20/08	—
Gaz Capital for Gazprom	Morgan Stanley	USD	100	2.180%		02/20/13	1
GE Capital Corporation	Deutsche Bank	USD	1,425	1.070%		12/20/12	(8)
GE Capital Corporation	Goldman Sachs	USD	200	0.830%		12/20/09	—
GE Capital Corporation	Royal Bank of Scotland	USD	300	1.100%		09/20/09	1
GE Capital Corporation	Royal Bank of Scotland	USD	1,900	1.150%		12/20/09	6
Merrill Lynch & Co.	Deutsche Bank	USD	1,600	2.200%		06/20/13	(36)
Merrill Lynch & Co.	Royal Bank of Scotland	USD	800	2.200%		06/20/13	(18)
Metlife, Inc.	Deutsche Bank	USD	1,500	2.050%		03/20/13	51
Metlife, Inc.	UBS	USD	1,500	2.050%		03/20/13	51
Prudential	Deutsche Bank	USD	1,500	2.300%		03/20/13	40
Prudential	UBS	USD	1,500	2.300%		03/20/13	40
Russia Government International Bond	Morgan Stanley	USD	1,000	0.305%		12/20/08	—
Russia Government International Bond	Morgan Stanley	USD	1,000	0.795%		08/20/12	(3)
SLM Corp.	Barclays	USD	100	5.100%		06/20/09	—
SLM Corp.	JP Morgan	USD	900	4.300%		03/20/13	(6)
SLM Corporation	Citibank	USD	900	5.600%		09/20/09	2
Wachovia	JP Morgan	USD	2,700	3.020%		03/20/13	57

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - ($3,128)							(3,099)

See accompanying notes which are an integral part of the financial statements.

100	Fixed Income I Fund

Russell Investment Company

Specialty Funds

Notes to Schedules of Investments — July 31, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments	101

Russell Investment Company

Specialty Funds

Notes to Schedules of Investments, continued — July 31, 2008 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Iceland krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	JPY - Japanese yen	SKK - Slovakian koruna
COP - Colombian peso	KES - Kenyan schilling	THB - Thai baht
CRC - Costa Rica colon	KRW - South Korean won	TRY - Turkish lira
CZK - Czech koruna	MXN - Mexican peso	TWD - Taiwanese dollar
DKK - Danish krone	MYR - Malaysian ringgit	USD - United States dollar
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NZD - New Zealand dollar	VND - Vietnamese dong
GBP - British pound sterling	PEN - Peruvian nouveau sol	ZAR - South African rand

102	Notes to Schedules of Investments

Russell Investment Company

Specialty Funds

Notes to Quarterly Report — July 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds administrator and transfer agent.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund

Notes to Quarterly Report	103

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements disclosures.

Investment Transaction

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the

104	Notes to Quarterly Report

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time the Emerging Markets, Short Duration Bond and Fixed Income I Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2008 are presented on the Schedules of Investments for the applicable Funds.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Short Duration Bond Fund and Fixed Income I Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal,

Notes to Quarterly Report	105

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended July 31, 2008, there were no unfunded loan commitments in the Short Duration Bond Fund and Fixed Income I Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of July 31, 2008, the Short Duration Bond Fund and the Fixed Income I Fund had cash collateral balance of $655,000 and $590,631, respectively, in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation

106	Notes to Quarterly Report

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

The Short Duration Bond and Fixed Income I Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are counterparty agreements and can be customized to meet each party’s needs and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back to the original party. Credit default swaps are counterparty agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include

Notes to Quarterly Report	107

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of mortgages (“mortgage-backed securities”), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

108	Notes to Quarterly Report

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

Inflation-Indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended July 31, 2008 for the following Funds were as follows:

	Emerging Markets Fund		Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2007	278	$501,369	14	$544,680
Opened	2,461	3,235,856	21	1,503,550
Closed	(2,124)	(2,854,338)	(16)	(550,220)
Expired	—	—	(8)	(1,224)

Outstanding July 31, 2008	615	$882,887	11	$1,496,786

	Fixed Income I Fund
	Number of Contracts	Premiums Received
Outstanding October 31, 2007	4,362	$1,040,706
Opened	3,090	1,800,751
Closed	(3,052)	(1,004,140)
Expired	(3,730)	(1,401,741)

Outstanding July 31, 2008	670	$435,576

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

Notes to Quarterly Report	109

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

As of July 31, 2008, the non-cash collateral pledged for the securities on loan in the following funds was:

Funds	Non-Cash Collateral	Non-Cash Collateral Holding

Tax Managed Large Cap	$2,384,761	Pool of US Government Securities
Tax Managed Mid & Small Cap	440,556	Pool of US Government Securities
Select Growth	2,260,312	Pool of US Government Securities
Select Value	4,472,065	Pool of US Government Securities
Fixed Income I	386,075	Pool of US Government Securities

4.	Related Party Transactions

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company’s securities lending program, in the RIC Money Market Fund (the Fund of the Investment Company not presented herein). As of July 31, 2008, $749,088,457 of the Money Market Fund’s net assets represents investments by the Funds presented herein.

5.	Federal Income Taxes

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging Markets Fund	Real Estate Securities Fund	Short Duration Bond Fund	Tax Exempt Bond Fund

Cost of Investments	$1,343,968,410	$2,214,211,541	$481,684,683	$416,500,669

Unrealized Appreciation	$268,989,086	$293,806,134	$3,371,575	$4,493,242
Unrealized Depreciation	(78,933,378)	(89,310,431)	(14,676,045)	(5,030,402)

Net Unrealized Appreciation (Depreciation)	$190,055,708	$204,495,703	$(11,304,470)	$(537,160)

	Tax-Managed Large Cap Fund	Tax-Managed Mid & Small Cap Fund	Select Growth Fund	Select Value Fund
Cost of Investments	$521,586,712	$315,449,600	$167,185,955	$391,091,709

Unrealized Appreciation	$105,246,568	$39,214,312	$3,762,525	$30,988,074
Unrealized Depreciation	(41,907,542)	(23,849,682)	(3,061,391)	(76,342,920)

Net Unrealized Appreciation (Depreciation)	$63,339,026	$15,364,630	$701,134	$(45,354,846)

	Fixed Income I Fund
Cost of Investments	$1,735,279,185

Unrealized Appreciation	$10,132,616
Unrealized Depreciation	(72,361,320)

Net Unrealized Appreciation (Depreciation)	$(62,228,704)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

110	Notes to Quarterly Report

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Restricted Securities

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Emerging Markets Fund - 0.0%
Alibaba.com, Ltd.	07/30/08	65,000	95.70	79	235

Short Duration Bond Fund - 3.0%
Abu Dhabi National Energy Co.	07/24/08	270,000	99.85	270	277
Abu Dhabi National Energy Co.	07/24/08	450,000	99.94	450	455
AIG Matched Funding Corp.	06/09/04	1,300,000	99.68	1,296	1,294
AIG SunAmerica Global Financing VI	06/09/04	1,500,000	101.08	1,516	1,495
American Express Travel Related Services Co., Inc.	07/27/07	4,120,000	98.01	4,075	4,032
ANZ National International, Ltd.	07/09/08	200,000	99.91	200	200
DG Funding Trust	11/04/03	219	10,537.12	2,308	2,194
GSMPS Mortgage Loan Trust	01/12/07	115,536	100.49	116	119
Gaz Capital SA	04/03/08	1,040,000	100.35	1,044	1,055
Nationwide Life Global Funding I	11/14/01	1,800,000	97.83	1,761	1,798

					12,919

Fixed Income I Fund - 0.7%
ANZ National International, Ltd.	07/09/08	1,600,000	99.91	1,599	1,600
DG Funding Trust	11/04/03	392	1,058,725.50	4,150	3,928
Klio Funding, Ltd.	02/15/06	3,682,624	100.79	3,712	1,108
TNK-BP Finance SA	07/13/06	240,000	98.79	237	222
Wachovia Corp.	06/13/08	1,530,000	99.85	1,528	1,419

					8,277

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

7.	Subsequent Event

Effective September 2, 2008, the Funds will change their names as follows:

Current Name	New Name
Emerging Markets Fund	Russell Emerging Markets Fund
Real Estate Securities Fund	Russell Real Estate Securities Fund
Short Duration Bond Fund	Russell Short Duration Bond Fund
Tax Exempt Bond Fund	Russell Tax Exempt Bond Fund
Tax-Managed Large Cap Fund	Russell Tax-Managed U.S. Large Cap Fund
Tax-Managed Mid & Small Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund
Select Growth Fund	Russell U.S. Growth Fund
Select Value Fund	Russell U.S. Value Fund
Fixed Income I Fund	Russell Investment Grade Bond Fund

Notes to Quarterly Report	111

Russell Investment Company

Specialty Funds

Shareholder Requests for Additional Information — July 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

112	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

Tax-Managed

Global Equity Fund

JULY 31, 2008

FUND	SHARE CLASS

Tax-Managed Global Equity Fund*	C, E, S

* As of September 2, 2008, this fund’s name was changed to Russell Tax-Managed Global Equity Fund.

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Company

Tax-Managed Global Equity Fund

Quarterly Report

July 31, 2008 (Unaudited)

Russell Investment Company - Tax-Managed Global Equity Fund.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Tax-Managed Global Equity Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.8%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 75.0%
Quantitative Equity Fund	239,193	7,984
Tax-Managed Large Cap Fund	2,115,952	39,844
Tax-Managed Mid & Small Cap Fund	939,073	11,926

		59,754

International Equities - 24.8%
Emerging Markets Fund	202,778	3,944
International Securities Fund	258,978	15,772

		19,716

Total Investments - 99.8%
(identified cost $65,739)		79,470

Other Assets and Liabilities, Net - 0.2%		163

Net Assets - 100.0%		79,633

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments	3

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Quarterly Report — July 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent.

In the table below, the Fund allocates its assets by investing in a combination of shares of other of the Investment Company’s Funds (the “Underlying Funds”). RIMCo, the Fund’s investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. From time to time, the Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Fund may also invest in other funds which are not currently Underlying Funds.

Asset Class/Underlying Funds	Asset Allocation Targets per Prospectus

Equities
U.S. Equities
Tax-Managed Large Cap Fund	50%
Tax-Managed Mid & Small Cap Fund	15
Quantitative Equity Fund	10
International Equities
International Securities Fund	20
Emerging Markets Fund	5

100

Investment Objectives of the Underlying Funds:

Tax-Managed Large Cap Fund

Seeks to provide long term capital growth on an after-tax basis.

Tax-Managed Mid & Small Cap Fund

Seeks to provide long term capital growth on an after-tax basis.

Quantitative Equity Fund

Seeks to provide long term capital growth.

International Securities Fund

Seeks to provide long term capital growth.

Emerging Markets Fund

Seeks to provide long term capital growth.

4	Notes to Quarterly Report

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of this schedule of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Fund’s obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the

Notes to Quarterly Report	5

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosure.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements disclosures.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Federal Income Taxes

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Tax-Managed Global Equity Fund

Cost of Investments	$78,511,211

Unrealized Appreciation	$963,932
Unrealized Depreciation	(5,488)

Net Unrealized Appreciation (Depreciation)	$958,444

4.	Subsequent Event

Effective September 2, 2008, Tax-Managed Global Equity Fund will change its name to the Russell Tax-Managed Global Equity Fund.

6	Notes to Quarterly Report

Russell Investment Company

Tax-Managed Global Equity Fund

Shareholder Requests for Additional Information — July 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	7

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

Russell Flex Equity Fund*

JULY 31, 2008

FUND	SHARE CLASS

Russell Flex Equity Fund	A, B

*	On March 4, 2008, the name of the Fund changed from Russell Multi-Manager Principal Protected Fund.

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Company

Russell Flex Equity Fund

Quarterly Report

July 31, 2008 (Unaudited)

Russell Investment Company - Russell Flex Equity Fund.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Russell Flex Equity Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 86.6%
Auto and Transportation - 2.3%
Autoliv, Inc.	500	19
FedEx Corp.	2,000	158
Frontline, Ltd.	500	32
HUB Group, Inc. Class A (Æ)	1,000	39
Kirby Corp. (Æ)	1,500	71
Lear Corp. (Æ)	900	13
Skywest, Inc.	1,300	20

		352

Consumer Discretionary - 11.4%
Accenture, Ltd. Class A	3,600	150
AutoNation, Inc. (Æ)	5,900	61
Best Buy Co., Inc.	2,300	91
CBS Corp. Class B	7,100	116
Columbia Sportswear Co.	700	26
Convergys Corp. (Æ)	2,500	32
DISH Network Corp. Class A (Æ)	5,000	147
DreamWorks Animation SKG, Inc. Class A (Æ)	500	15
Estee Lauder Cos., Inc. (The) Class A	3,300	146
Guess ?, Inc.	800	25
John Wiley & Sons, Inc. Class A	500	23
Manpower, Inc.	1,800	86
Nike, Inc. Class B	2,900	170
Ross Stores, Inc.	2,400	91
Sohu.com, Inc. (Æ)	500	38
TJX Cos., Inc.	700	24
Tupperware Brands Corp.	1,600	62
VF Corp.	1,900	136
Wal-Mart Stores, Inc.	4,600	270
WESCO International, Inc. (Æ)	1,000	38

		1,747

Consumer Staples - 3.0%
Colgate-Palmolive Co.	2,600	193
Pepsi Bottling Group, Inc.	4,400	122
SYSCO Corp.	5,000	142

		457

Financial Services - 15.5%
Allstate Corp. (The)	800	37
Arch Capital Group, Ltd. (Æ)	1,000	70
Axis Capital Holdings, Ltd.	1,900	60
Bank of New York Mellon Corp. (The)	4,600	163

	Principal Amount ($) or Shares	Market Value $
Brandywine Realty Trust (ö)	1,100	18
Broadridge Financial Solutions, Inc.	1,400	29
Cash America International, Inc.	800	34
CBL & Associates Properties, Inc. (ö)	1,900	37
Chubb Corp.	3,400	163
Cigna Corp.	2,400	89
Comerica, Inc.	2,000	57
Discover Financial Services	700	10
Federated Investors, Inc. Class B	3,200	105
GFI Group, Inc.	2,300	23
Goldman Sachs Group, Inc. (The)	700	129
H&R Block, Inc.	3,200	78
Hartford Financial Services Group, Inc.	2,900	184
Heartland Payment Systems, Inc.	100	2
Hospitality Properties Trust (ö)	2,200	47
MetLife, Inc.	1,500	76
Nasdaq OMX Group (The) (Æ)	1,700	47
Northern Trust Corp.	2,300	180
NYSE Euronext	2,300	109
optionsXpress Holdings, Inc.	900	22
Prudential Financial, Inc.	2,700	186
Regions Financial Corp.	8,100	77
RenaissanceRe Holdings, Ltd.	1,500	76
SEI Investments Co.	2,400	55
Sunstone Hotel Investors, Inc. (ö)	1,600	21
Total System Services, Inc.	1,200	24
United Rentals, Inc. (Æ)	1,184	19
WR Berkley Corp.	2,500	59
XL Capital, Ltd. Class A	5,400	97

		2,383

Health Care - 9.9%
AMERIGROUP Corp. (Æ)	1,100	28
Amgen, Inc. (Æ)	2,300	144
Boston Scientific Corp. (Æ)	6,500	77
Eli Lilly & Co.	3,000	141
Forest Laboratories, Inc. (Æ)	2,900	103
Health Management Associates, Inc. Class A (Æ)	3,100	19
Health Net, Inc. (Æ)	3,300	92
Humana, Inc. (Æ)	2,800	123
Johnson & Johnson	2,600	178
King Pharmaceuticals, Inc. (Æ)	7,200	83
McKesson Corp.	2,200	123
Pfizer, Inc.	12,400	232
St. Jude Medical, Inc. (Æ)	2,400	112
WellCare Health Plans, Inc. (Æ)	1,400	55

		1,510

Schedule of Investments	3

Russell Investment Company

Russell Flex Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Integrated Oils - 5.2%
Chevron Corp.	3,800	321
Exxon Mobil Corp.	4,200	338
Marathon Oil Corp.	2,900	144

		803

Materials and Processing - 9.7%
Archer-Daniels-Midland Co.	4,000	115
Ceradyne, Inc. (Æ)	500	23
CF Industries Holdings, Inc.	700	114
Domtar Corp. (Æ)	8,500	48
Dow Chemical Co. (The)	5,100	170
EMCOR Group, Inc. (Æ)	700	21
Fluor Corp.	2,200	179
International Paper Co.	5,900	164
Jacobs Engineering Group, Inc. (Æ)	700	54
KBR, Inc.	1,600	46
Mosaic Co. (The)	1,200	153
Nucor Corp.	2,100	120
Perini Corp. (Æ)	500	14
Reliance Steel & Aluminum Co.	500	32
Steel Dynamics, Inc.	2,000	63
Terra Industries, Inc.	1,100	59
URS Corp. (Æ)	2,800	117

		1,492

Miscellaneous - 1.2%
Eaton Corp.	2,000	142
General Electric Co.	1,200	34

		176

Other Energy - 6.0%
Apache Corp.	1,700	191
BJ Services Co.	1,900	56
ENSCO International, Inc.	1,200	83
Mariner Energy, Inc. (Æ)	1,400	37
Patterson-UTI Energy, Inc.	2,900	82
Pride International, Inc. (Æ)	2,300	89
Superior Energy Services, Inc. (Æ)	500	24
Transocean, Inc. (Æ)	1,229	167
Unit Corp. (Æ)	500	34
Valero Energy Corp.	4,000	134
W&T Offshore, Inc.	500	22

		919

	Principal Amount ($) or Shares	Market Value $
Producer Durables - 4.8%
Bucyrus International, Inc. Class A	500	35
Cummins, Inc.	1,100	73
Goodrich Corp.	1,000	49
Lennar Corp. Class A	2,800	34
Lexmark International, Inc. Class A (Æ)	2,400	84
Lincoln Electric Holdings, Inc.	500	40
Lockheed Martin Corp.	400	42
Manitowoc Co., Inc. (The)	700	19
Molex, Inc.	700	17
Northrop Grumman Corp.	2,700	182
NVR, Inc. (Æ)	100	55
Plantronics, Inc.	1,000	24
Terex Corp. (Æ)	700	33
WW Grainger, Inc.	500	45

		732

Technology - 10.7%
Adtran, Inc.	600	13
Affiliated Computer Services, Inc. Class A (Æ)	1,600	77
Altera Corp.	1,600	35
Avnet, Inc. (Æ)	2,500	68
Computer Sciences Corp. (Æ)	2,100	100
General Dynamics Corp.	2,300	205
Harris Corp.	1,900	92
International Business Machines Corp.	1,100	141
Intuit, Inc. (Æ)	4,500	123
Jabil Circuit, Inc.	6,500	106
L-3 Communications Holdings, Inc.	800	79
Motorola, Inc.	16,000	138
Plexus Corp. (Æ)	500	14
SAIC, Inc. (Æ)	2,900	55
Seagate Technology	6,300	94
Symantec Corp. (Æ)	6,800	143
Syniverse Holdings, Inc. (Æ)	600	10
Tellabs, Inc. (Æ)	4,700	24
Western Digital Corp. (Æ)	4,200	121

		1,638

Utilities - 6.9%
ACE, Ltd.	3,100	157
American Electric Power Co., Inc.	4,000	158
AT&T, Inc.	1,800	55

4	Schedule of Investments

Russell Investment Company

Russell Flex Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CenturyTel, Inc.	1,800	67
Constellation Energy Group, Inc.	1,800	150
Duke Energy Corp.	9,900	174
Embarq Corp.	3,100	142
Progress Energy, Inc.	3,400	144
Verizon Communications, Inc.	500	17

		1,064

Total Common Stocks (cost $13,954)		13,273

Short-Term Investments - 13.7%
Russell Investment Company Money Market Fund	1,750,000	1,750
United States Treasury Bills (ç)(ž)(§) 1.792% due 09/25/08	350	349

Total Short-Term Investments
(cost $2,099)		2,099

Total Investments - 100.3%
(identified cost $16,053)		15,372

Other Assets and Liabilities, Net - (0.3%)		(40)

Net Assets - 100.0%		15,332

Schedule of Investments	5

Russell Investment Company

Russell Flex Equity Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 E-Mini Index (CME)	33	USD 2,091	09/08	(1)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				(1)

See accompanying notes which are an integral part of the financial statements.

6	Schedule of Investments

Russell Investment Company

Russell Flex Equity Fund

Notes to Schedule of Investments — July 31, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.

Abbreviations:

CME - Chicago Mercantile Exchange

Notes to Schedule of Investments	7

Russell Investment Company

Russell Flex Equity Fund

Notes to Quarterly Report — July 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of this schedule of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Fund values each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at “amortized cost” unless the Board of Trustees determines that amortized cost does not represent fair value.

•

The value of swap agreements is equal to the Fund’s obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange in which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that

8	Notes to Quarterly Report

Russell Investment Company

Russell Flex Equity Fund

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Fund’s net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund’s net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; a company development; a natural disaster; or an armed conflict.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosure.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements disclosures.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund’s Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

The Fund typically uses derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Fund may pursue its strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Fund to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Options

The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

Notes to Quarterly Report	9

Russell Investment Company

Russell Flex Equity Fund

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates.

Futures Contracts

The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Swap Agreements

The Fund may enter into several different types of agreements including interest rate and index swaps.

The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund’s investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard Index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

The Fund may enter into interest rate swap agreements, on either an asset-based or liability basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund’s obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least

10	Notes to Quarterly Report

Russell Investment Company

Russell Flex Equity Fund

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. To the extent that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Related Party Transactions

The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the RIC Money Market Fund. As of July 31, 2008, $1,750,000 of the RIC Money Market Fund’s net assets represents investments by this Fund.

4.	Federal Income Taxes

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Flex Equity Fund

Cost of Investments	$16,071,525

Unrealized Appreciation	$638,661
Unrealized Depreciation	(1,337,752)

Net Unrealized Appreciation (Depreciation)	$(699,091)

Notes to Quarterly Report	11

Russell Investment Company

Russell Flex Equity Fund

Shareholder Requests for Additional Information — July 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

12	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

LifePoints® Funds

JULY 31, 2008

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2010 Strategy Fund	A, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

In Retirement Fund	R1, R2, R3

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on twenty-one of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

July 31, 2008 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.8%
Other Russell Investment Company Series Mutual Funds

Bonds - 79.6%
Multistrategy Bond Fund	30,047,611	295,067
Short Duration Bond Fund	5,310,755	98,674

		393,741

Domestic Equities - 14.2%
Diversified Equity Fund	717,432	30,046
Quantitative Equity Fund	749,273	25,011
Real Estate Securities Fund	396,467	15,347

		70,404

International Equities - 6.0%
Global Equity Fund	1,101,861	9,983
International Securities Fund	325,315	19,812

		29,795

Total Investments - 99.8%
(identified cost $498,191)		493,940

Other Assets and Liabilities, Net - 0.2%		813

Net Assets - 100.0%		494,753

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 59.9%
Multistrategy Bond Fund	70,568,002	692,978

Domestic Equities - 26.1%
Diversified Equity Fund	2,772,459	116,111
Quantitative Equity Fund	3,479,342	116,140
Real Estate Securities Fund	904,760	35,023
Special Growth Fund	835,089	34,882

		302,156

International Equities - 14.0%
Emerging Markets Fund	1,191,559	23,176
Global Equity Fund	3,845,453	34,839
International Securities Fund	1,713,038	104,324

		162,339

Total Investments - 100.0%
(identified cost $1,172,006)		1,157,473

Other Assets and Liabilities, Net - 0.0%		278

Net Assets - 100.0%		1,157,751

See accompanying notes which are an integral part of the financial statements.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 39.7%
Multistrategy Bond Fund	216,506,144	2,126,090

Domestic Equities - 39.4%
Diversified Equity Fund	19,294,718	808,063
Quantitative Equity Fund	24,257,603	809,719
Real Estate Securities Fund	7,138,039	276,313
Special Growth Fund	5,192,088	216,874

		2,110,969

International Equities - 20.9%
Emerging Markets Fund	8,222,774	159,933
Global Equity Fund	23,774,281	215,395
International Securities Fund	12,224,080	744,446

		1,119,774

Total Investments - 100.0%
(identified cost $5,426,698)		5,356,833

Other Assets and Liabilities, Net - 0.0%		2,616

Net Assets - 100.0%		5,359,449

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 19.8%
Multistrategy Bond Fund	77,021,938	756,355

Domestic Equities - 53.4%
Diversified Equity Fund	19,191,239	803,729
Quantitative Equity Fund	23,007,402	767,987
Real Estate Securities Fund	6,146,285	237,923
Special Growth Fund	5,557,861	232,152

		2,041,791

International Equities - 26.8%
Emerging Markets Fund	7,808,662	151,879
Global Equity Fund	25,331,026	229,499
International Securities Fund	10,534,063	641,524

		1,022,902

Total Investments - 100.0%
(identified cost $3,942,577)		3,821,048

Other Assets and Liabilities, Net - 0.0%		1,740

Net Assets - 100.0%		3,822,788

See accompanying notes which are an integral part of the financial statements.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 65.4%
Diversified Equity Fund	11,865,205	496,915
Quantitative Equity Fund	14,362,832	479,431
Real Estate Securities Fund	3,532,292	136,735
Special Growth Fund	3,223,477	134,645

		1,247,726

International Equities - 34.6%
Emerging Markets Fund	4,811,722	93,588
Global Equity Fund	14,751,681	133,650
International Securities Fund	7,111,113	433,067

		660,305

Total Investments - 100.0%
(identified cost $1,973,474)		1,908,031

Other Assets and Liabilities, Net - 0.0%		648

Net Assets - 100.0%		1,908,679

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	7

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 63.7%
Fixed Income III Fund	2,684,652	26,766
Short Duration Bond Fund	96,055	1,785

		28,551

Domestic Equities - 23.9%
Equity I Fund	145,310	4,132
Equity II Fund	49,485	1,082
Equity Q Fund	138,021	4,112
Real Estate Securities Fund	35,635	1,379

		10,705

International Equities - 12.4%
Emerging Markets Fund	36,827	716
Global Equity Fund	139,162	1,261
International Fund	96,446	3,576

		5,553

Total Investments - 100.0%
(identified cost $47,671)		44,809

Other Assets and Liabilities, Net - 0.0%		7

Net Assets - 100.0%		44,816

See accompanying notes which are an integral part of the financial statements.

8	2010 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 53.9%
Fixed Income III Fund	30,162	301

Domestic Equities - 30.2%
Equity I Fund	2,282	65
Equity II Fund	852	19
Equity Q Fund	2,180	65
Real Estate Securities Fund	532	20

		169

International Equities - 15.9%
Emerging Markets Fund	665	13
Global Equity Fund	2,043	18
International Fund	1,568	58

		89

Total Investments - 100.0%
(identified cost $584)		559

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		559

See accompanying notes which are an integral part of the financial statements.

2015 Strategy Fund	9

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 41.9%
Fixed Income III Fund	4,561,795	45,481

Domestic Equities - 37.8%
Equity I Fund	552,392	15,710
Equity II Fund	193,413	4,228
Equity Q Fund	527,532	15,715
Real Estate Securities Fund	138,263	5,352

		41,005

International Equities - 20.3%
Emerging Markets Fund	161,581	3,143
Global Equity Fund	465,994	4,222
International Fund	393,356	14,586

		21,951

Total Investments - 100.0%
(identified cost $116,280)		108,437

Other Assets and Liabilities, Net - 0.0%		16

Net Assets - 100.0%		108,453

See accompanying notes which are an integral part of the financial statements.

10	2020 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 26.0%
Fixed Income III Fund	19,496	194

Domestic Equities - 48.9%
Equity I Fund	4,968	141
Equity II Fund	1,840	40
Equity Q Fund	4,728	141
Real Estate Securities Fund	1,113	43

		365

International Equities - 25.1%
Emerging Markets Fund	1,426	28
Global Equity Fund	4,433	40
International Fund	3,227	120

		188

Total Investments - 100.0%
(identified cost $773)		747

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		747

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund	11

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.1%
Fixed Income III Fund	898,397	8,957

Domestic Equities - 59.1%
Equity I Fund	720,728	20,497
Equity II Fund	264,804	5,789
Equity Q Fund	688,041	20,497
Real Estate Securities Fund	152,933	5,920

		52,703

International Equities - 30.8%
Emerging Markets Fund	206,277	4,012
Global Equity Fund	637,813	5,779
International Fund	477,588	17,709

		27,500

Total Investments - 100.0%
(identified cost $96,425)		89,160

Other Assets and Liabilities, Net - 0.0%		13

Net Assets - 100.0%		89,173

See accompanying notes which are an integral part of the financial statements.

12	2030 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.9%
Fixed Income III Fund	6,850	68

Domestic Equities - 59.3%
Equity I Fund	5,573	159
Equity II Fund	2,037	45
Equity Q Fund	5,315	158
Real Estate Securities Fund	1,165	45

		407

International Equities - 30.8%
Emerging Markets Fund	1,599	31
Global Equity Fund	4,909	44
International Fund	3,656	136

		211

Total Investments - 100.0%
(identified cost $726)		686

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		686

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund	13

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Fixed Income III Fund	622,344	6,205

Domestic Equities - 59.0%
Equity I Fund	501,270	14,256
Equity II Fund	184,242	4,027
Equity Q Fund	478,569	14,257
Real Estate Securities Fund	106,034	4,105

		36,645

International Equities - 31.0%
Emerging Markets Fund	143,773	2,796
Global Equity Fund	444,592	4,028
International Fund	334,025	12,386

		19,210

Total Investments - 100.0%
(identified cost $66,823)		62,060

Other Assets and Liabilities, Net - 0.0%		10

Net Assets - 100.0%		62,070

See accompanying notes which are an integral part of the financial statements.

14	2040 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.1%
Fixed Income III Fund	9,943	99

Domestic Equities - 59.0%
Equity I Fund	7,986	227
Equity II Fund	2,929	64
Equity Q Fund	7,624	227
Real Estate Securities Fund	1,645	64

		582

International Equities - 30.9%
Emerging Markets Fund	2,292	45
Global Equity Fund	7,080	64
International Fund	5,290	196

		305

Total Investments - 100.0%
(identified cost $1,057)		986

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		986

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund	15

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Fixed Income III Fund	2,920	29

Domestic Equities - 59.4%
Equity I Fund	2,359	67
Equity II Fund	879	19
Equity Q Fund	2,259	68
Real Estate Securities Fund	497	19

		173

International Equities - 30.6%
Emerging Markets Fund	666	13
Global Equity Fund	2,081	19
International Fund	1,536	57

		89

Total Investments - 100.0%
(identified cost $302)		291

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		291

See accompanying notes which are an integral part of the financial statements.

16	2050 Strategy Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 67.6%
Fixed Income III Fund	17,551	175
Short Duration Bond Fund	1,258	23

		198

Domestic Equities - 21.5%
Equity I Fund	856	24
Equity II Fund	245	5
Equity Q Fund	818	25
Real Estate Securities Fund	240	9

		63

International Equities - 10.9%
Emerging Markets Fund	182	4
Global Equity Fund	846	8
International Fund	548	20

		32

Total Investments - 100.0%
(identified cost $306)		293

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		293

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund	17

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 5.4%
Multistrategy Bond Fund	4,089	40

Domestic Equities - 61.5%
Diversified Equity Fund	4,321	181
Quantitative Equity Fund	5,210	174
Real Estate Securities Fund	1,256	49
Special Growth Fund	1,167	49

		453

International Equities - 33.2%
Emerging Markets Fund	1,804	35
Global Equity Fund	5,372	49
International Securities Fund	2,635	160

		244

Total Investments - 100.1%
(identified cost $774)		737

Other Assets and Liabilities, Net - (0.1%)		(1)

Net Assets - 100.0%		736

See accompanying notes which are an integral part of the financial statements.

18	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 94.4%
Other Russell Investment Company Series Mutual Funds

Bonds - 78.7%
Multistrategy Bond Fund	52,746	518

Domestic Equities - 10.4%
Diversified Equity Fund	639	27
Quantitative Equity Fund	773	26
Real Estate Securities Fund	198	8
Special Growth Fund	176	7

		68

International Equities - 5.3%
Emerging Markets Fund	263	5
Global Equity Fund	793	7
International Securities Fund	381	23

		35

Total Investments - 94.4%
(identified cost $638)		621

Other Assets and Liabilities, Net - 5.6%		37

Net Assets - 100.0%		658

See accompanying notes which are an integral part of the financial statements.

2017 Accelerated Distribution Fund — A Shares	19

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 70.2%
Multistrategy Bond Fund	77,595	762

Domestic Equities - 19.4%
Diversified Equity Fund	2,011	84
Quantitative Equity Fund	2,426	81
Real Estate Securities Fund	604	23
Special Growth Fund	546	23

		211

International Equities - 10.4%
Emerging Markets Fund	825	16
Global Equity Fund	2,513	23
International Securities Fund	1,219	74

		113

Total Investments - 100.0%
(identified cost $1,123)		1,086

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		1,086

See accompanying notes which are an integral part of the financial statements.

20	2027 Extended Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 5.4%
Multistrategy Bond Fund	1,829	18

Domestic Equities - 62.0%
Diversified Equity Fund	1,971	83
Quantitative Equity Fund	2,391	80
Real Estate Securities Fund	607	23
Special Growth Fund	545	23

		209

International Equities - 32.6%
Emerging Markets Fund	813	16
Global Equity Fund	2,450	22
International Securities Fund	1,180	72

		110

Total Investments - 100.0%
(identified cost $368)		337

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		337

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — S Shares	21

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 94.7%
Multistrategy Bond Fund	88,672	871

Domestic Equities - 3.5%
Diversified Equity Fund	307	13
Quantitative Equity Fund	373	12
Real Estate Securities Fund	92	4
Special Growth Fund	84	3

		32

International Equities - 1.8%
Emerging Markets Fund	125	2
Global Equity Fund	383	4
International Securities Fund	186	11

		17

Total Investments - 100.0%
(identified cost $953)		920

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		920

See accompanying notes which are an integral part of the financial statements.

22	2017 Accelerated Distribution Fund — S Shares

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 81.5%
Multistrategy Bond Fund	68,020	668

Domestic Equities - 12.1%
Diversified Equity Fund	941	39
Quantitative Equity Fund	1,138	38
Real Estate Securities Fund	270	11
Special Growth Fund	254	11

		99

International Equities - 6.4%
Emerging Markets Fund	397	8
Global Equity Fund	1,179	10
International Securities Fund	572	35

		53

Total Investments - 100.0%
(identified cost $842)		820

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		820

See accompanying notes which are an integral part of the financial statements.

2027 Extended Distribution Fund — S Shares	23

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — July 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on 21 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds administrator and transfer agent.

Target Portfolio Funds

Each of the Funds listed in the table below allocates its assets by investing in a combination of shares of other of the Investment Company’s Funds (the “Underlying Funds”). RIMCo, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as set forth in Current Prospectus
Asset Class/Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

U.S. Equities
Diversified Equity Fund	6%	10%	15%	21%	26%
Quantitative Equity Fund	5	10	15	20	25
Special Growth Fund	—	3	4	6	7
Real Estate Securities Fund	3	3	5	6	7
International Equities
Global Equity Fund	2	3	4	6	7
International Securities Fund	4	9	14	17	23
Emerging Markets Fund	—	2	3	4	5
Bonds
Multistrategy Bond Fund	60	60	40	20	—
Short Duration Bond Fund	20	—	—	—	—

	100	100	100	100	100

24	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

Target Date Funds

Each of the Funds listed in the table below allocates its assets by investing in a combination of shares of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which it invests will become more conservative over time. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify the target asset allocation for the Funds and/or the Underlying Funds in which a Fund invests. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as set forth in Current Prospectus
Assets Class/Underlying Funds	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

U.S. Equities
Equity I Fund	9%	12%	15%	19%	23%
Equity Q Fund	9	12	14	19	23
Equity II Fund	2	3	4	5	6
Real Estate Securities Fund	3	4	5	6	6
International Equities
Global Equity Fund	3	3	4	5	7
International Fund	8	10	13	16	20
Emerging Markets Fund	2	2	3	4	5
Bonds
Fixed Income III Fund	60	54	42	26	10
Short Duration Bond Fund	4	—	—	—	—

	100	100	100	100	100

	Asset Allocation Targets as set forth in Current Prospectus
Asset Class/Underlying Funds	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

US Equities
Equity I Fund	23%	23%	23%	23%	8%
Equity Q Fund	23	23	23	23	8
Equity II Fund	6	6	6	6	2
Real Estate Securities Fund	6	6	6	6	3
International Equities
Global Equity Fund	7	7	7	7	3
International Fund	20	20	20	20	7
Emerging Markets Fund	5	5	5	5	1
Bonds
Fixed Income III Fund	10	10	10	10	60
Short Duration Bond Fund	—	—	—	—	8

	100	100	100	100	100

Target Distribution Funds

Each Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The RIC Underlying Funds currently include the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Global Equity, Short Duration Bond, Multistrategy Bond, Real Estate Securities, Emerging Markets and Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by an Underlying Fund. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

Notes to Quarterly Report	25

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

Investment Objectives of the Underlying Funds:

Diversified Equity Fund

Seeks to provide long term capital growth.

Equity I Fund

Seeks to provide long term capital growth.

Special Growth Fund

Seeks to provide long term capital growth.

Equity II

Seeks to provide long term capital growth.

Quantitative Equity Fund

Seeks to provide long term capital growth.

Equity Q Fund

Seeks to provide long term capital growth.

Real Estate Securities Fund

Seeks to provide current income and long term capital growth.

Emerging Markets Fund

Seeks to provide long term capital growth.

Global Equity Fund

Seeks to provide long term capital growth.

International Securities Fund

Seeks to provide long term capital growth.

International Fund

Seeks to provide long term capital growth.

Short Duration Bond Fund

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Multistrategy Bond Fund

Seeks to provide current income and as a secondary objective, capital appreciation.

Fixed Income III Fund

Seeks to provide current income and as a secondary objective, capital appreciation.

Money Market Fund

Seeks to maximize current income while preserving capital and liquidity.

26	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in

Notes to Quarterly Report	27

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements disclosures.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Reverse Share Split

By written consent effective as of March 26, 2008, the Board of Trustees of Russell Investment Company approved, on behalf of the 2017 Retirement Distribution Fund — A Shares, 2017 Accelerated Distribution Fund — A Shares, 2027 Extended Distribution Fund — A Shares, 2017 Retirement Distribution Fund — S Shares, 2017 Accelerated Distribution Fund — S Shares, and 2027 Extended Distribution Fund — S Shares (the “Target Distribution Funds”), a reverse share split for each of the Target Distribution Funds. The effective date of the reverse share split was March 27, 2008.

A reverse share split is a combination of a fund’s shares according to a conversion ratio in order to reduce the total number of outstanding shares of the fund. A reverse share split does not alter the rights or value of a shareholder’s interest in a fund.

The conversion ratio of each reverse share split was as follows:

2017 Retirement Distribution Fund — A Shares 10 : 9.173138

2017 Accelerated Distribution Fund — A Shares 10 : 9.324813

2027 Extended Distribution Fund — A Shares 10 : 9.215562

2017 Retirement Distribution Fund — S Shares 10 : 8.933155

2017 Accelerated Distribution Fund — S Shares 10 : 9.431073

2027 Extended Distribution Fund — S Shares 10 : 9.229232

As a result of the reverse share split, the par value of the shares of each of the Target Distribution Funds has been adjusted in accordance with the conversion ratio.

28	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity Growth Strategy Fund	Growth Strategy Fund	Balanced Strategy Fund	Moderate Strategy Fund	Conservative Strategy Fund

Cost of Investments	$2,040,386,146	$3,981,743,245	$5,504,856,512	$1,186,571,971	$501,771,181

Unrealized Appreciation	$60,821,857	$77,293,640	$282,543,300	$65,116,774	$24,551,664
Unrealized Depreciation	(193,177,280)	(237,988,751)	(430,566,487)	(94,215,362)	(32,382,908)

Net Unrealized Appreciation (Depreciation)	$(132,355,423)	$(160,695,111)	$(148,023,187)	$(29,098,588)	$(7,831,244)

	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund
Cost of Investments	$47,899,317	$585,602	$116,826,161	$791,993	$96,882,522

Unrealized Appreciation	$—	$29	$—	$209	$—
Unrealized Depreciation	(3,089,926)	(26,274)	(8,389,406)	(44,828)	(7,722,974)

Net Unrealized Appreciation (Depreciation)	$(3,089,926)	$(26,245)	$(8,389,406)	$(44,619)	$(7,722,974)

	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund
Cost of Investments	$731,536	$67,362,521	$1,058,903	$301,679	$306,308

Unrealized Appreciation	$—	$—	$—	$263	$75
Unrealized Depreciation	(45,646)	(5,302,925)	(72,973)	(11,217)	(13,148)

Net Unrealized Appreciation (Depreciation)	$(45,646)	$(5,302,925)	$(72,973)	$(10,954)	$(13,073)

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares
Cost of Investments	$774,994	$640,477	$1,124,458

Unrealized Appreciation	$—	$151	$—
Unrealized Depreciation	(38,371)	(19,588)	(38,070)

Net Unrealized Appreciation (Depreciation)	$(38,371)	$(19,437)	$(38,070)

	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares
Cost of Investments	$372,808	$953,403	$851,059

Unrealized Appreciation	$—	$—	$—
Unrealized Depreciation	(36,308)	(33,055)	(31,371)

Net Unrealized Appreciation (Depreciation)	$(36,308)	$(33,055)	$(31,371)

Notes to Quarterly Report	29

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

30	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

Money Market Fund

JULY 31, 2008

FUND	SHARE CLASS

Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Company

Money Market Fund

Quarterly Report

July 31, 2008 (Unaudited)

Russell Investment Company - Money Market Fund.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Money Market Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity #	Value $

Corporate Bonds and Notes - 35.6%
Associates Corp. of North America	71,595	6.250	11/01/08	71,891
Bank of America NA (Ê)(þ)	66,000	2.988	04/03/09	66,000
Bank of America NA (Ê)	50,000	2.786	06/12/09	49,909
BNP Paribas (Ê)	100,000	2.760	08/07/08	100,000
Calamos Global Dynamic I (Ê)(þ)	71,000	3.216	06/01/09	71,000
Citigroup Funding, Inc. (Ê)	26,400	2.862	03/02/09	26,264
Citigroup Funding, Inc. (Ê)	15,800	2.110	03/16/09	15,693
Citigroup Global Markets Holdings, Inc. (Ê)	7,100	2.914	03/17/09	7,081
Citigroup, Inc. (Ê)	47,376	2.848	12/26/08	47,287
Citigroup, Inc.	25,000	3.625	02/09/09	25,047
Citigroup, Inc. (Ê)	10,000	2.817	06/09/09	9,947
Credit Agricole SA (Ê)(þ)	100,000	3.031	02/13/09	100,000
Credit Suisse First Boston USA Inc. (Ê)	32,665	2.807	12/09/08	32,654
General Electric Capital Corp. (Ê)	25,000	2.529	08/22/08	25,000
General Electric Capital Corp. (Ê)	5,715	2.876	06/15/09	5,714
General Electric Co. (Ê)	40,000	2.717	12/09/08	39,986
Goldman Sachs Group, Inc. (The)(Ê)	21,000	2.318	02/13/09	20,902
HSBC Finance Corp. (Ê)	28,000	2.522	08/22/08	27,988
HSBC Finance Corp. (Ê)	21,000	2.813	12/05/08	20,971
JPMorgan Chase & Co. (Ê)	12,384	2.702	06/05/09	12,374
Lehman Brothers Holdings, Inc. (Ê)	57,000	2.808	09/26/08	57,000
Lehman Brothers Holdings, Inc. (Ê)	70,000	2.938	03/11/09	70,000
Lehman Brothers Holdings, Inc. (Ê)	51,000	2.368	04/03/09	50,712
Merrill Lynch & Co., Inc. (Ê)	15,000	2.638	08/22/08	15,000
Merrill Lynch & Co., Inc. (Ê)	9,000	2.748	08/22/08	9,001
Merrill Lynch & Co., Inc. (Ê)	55,000	2.616	11/17/08	55,000
Metropolitan Life Global Funding (Ê)(þ)	75,000	2.459	08/21/08	74,986
Metropolitan Life Insurance Company (Ê)(Å)	150,000	3.090	02/09/09	150,000
Metropolitan Life Insurance Company (Ê)(Å)	50,000	1.192	03/02/09	50,000
Morgan Stanley (Ê)	11,000	2.550	08/26/08	10,998
Morgan Stanley (Ê)	75,000	2.550	09/26/08	74,928
Morgan Stanley (Ê)	90,000	2.200	10/03/08	90,000
Paine Webber Group, Inc.	8,000	7.625	10/15/08	8,066
Protective Life Insurance Co. (Ê)(Å)	50,000	2.888	05/23/09	50,000
Protective Life Insurance Co. (Ê)(Å)	50,000	2.899	05/29/09	50,000
Puttable Floating Optional Taxable Receipts (Ê)(þ)	59,785	2.860	04/01/26	59,785
Puttable Floating Optional Taxable Receipts (Ê)(þ)	105,635	3.460	10/01/39	105,639
Puttable Floating Optional Taxable Receipts (Ê)(þ)	19,625	3.460	06/15/43	19,625
Royal Bank of Canada (Ê)(þ)	90,000	2.858	05/15/09	90,000
Royal Bank of Scotland Group PLC (Ê)(þ)	15,000	2.488	09/19/08	14,990
Royal Bank of Scotland Group PLC (Ê)(þ)	30,000	2.981	01/15/09	30,000
Royal Bank of Scotland Group PLC (Ê)(þ)	100,000	2.620	03/04/09	100,000
Royal Bank of Scotland Group PLC (Ê)(þ)	130,000	2.976	06/12/09	130,000
Toyota Motor Credit Corp. (Ê)	199,999	2.470	06/19/09	199,999
Toyota Motor Credit Corp. (Ê)	125,000	2.580	06/29/09	125,000
UBS AG (Ê)	57,800	2.450	09/16/08	57,765
UBS AG (Ê)	100,000	2.450	02/09/09	100,000

Schedule of Investments	3

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity #	Value $

Wachovia Bank NA (Ê)	50,000	2.846	10/28/08	49,932
Wachovia Bank NA (Ê)	50,000	2.461	02/23/09	49,876
Wachovia Bank NA (Ê)	50,000	2.888	03/10/09	50,000
Wachovia Bank NA (Ê)	124,795	2.841	03/23/09	124,378
Wells Fargo Bank NA (Ê)	100,000	2.610	05/28/09	100,000

Total Corporate Bonds and Notes (amortized cost $2,998,388)				2,998,388

Registered Investment Company Funds - 8.2%
Merrill Lynch Premier Institutional Fund	281,254,968			281,255
Reserve Primary Fund Class Institutional	415,333,956			415,334

Total Registered Investment Company Funds (amortized cost $696,589)				696,589

Domestic Commercial Paper - 41.5%
ANZ National International, Ltd.	50,000	2.790	08/07/08	49,977
ANZ National International, Ltd.	20,500	2.680	08/11/08	20,485
ANZ National International, Ltd.	100,000	2.750	11/25/08	99,107
Barclays US Funding LLC	50,000	2.875	09/29/08	49,779
Central American Bank for Economic Integration	30,000	2.765	08/04/08	29,993
Central American Bank for Economic Integration	30,000	2.910	08/15/08	29,967
Central American Bank for Economic Integration	50,000	2.800	08/29/08	49,893
Central American Bank for Economic Integration	30,000	3.030	09/22/08	29,871
Citigroup Funding, Inc.	60,000	2.900	08/05/08	59,981
Citigroup Funding, Inc.	50,000	2.650	08/28/08	49,894
Citigroup Funding, Inc.	50,000	2.700	09/11/08	49,840
Citigroup Funding, Inc.	50,000	2.750	09/29/08	49,766
Citigroup Funding, Inc.	50,000	2.850	11/20/08	49,551
Dealers Capital Access Trust	16,377	2.690	08/01/08	16,377
Dealers Capital Access Trust	7,000	2.700	08/05/08	6,998
Dealers Capital Access Trust	6,941	2.750	08/08/08	6,937
Dealers Capital Access Trust	20,163	2.850	08/11/08	20,147
Dealers Capital Access Trust	20,130	3.100	08/29/08	20,085
Dealers Capital Access Trust	12,187	2.970	09/29/08	12,128
Dealers Capital Access Trust	5,000	2.910	10/06/08	4,974
Dealers Capital Access Trust	13,000	3.020	10/10/08	12,925
Dealers Capital Access Trust	20,479	3.030	10/14/08	20,357
Dealers Capital Access Trust	8,630	3.030	11/12/08	8,556
Dealers Capital Access Trust	12,000	3.340	12/18/08	11,847
Dealers Capital Access Trust	13,729	3.400	12/19/08	13,550
Erasmus Capital Corp.	20,500	2.800	08/06/08	20,492
Erasmus Capital Corp.	100,000	2.800	08/28/08	99,794
Erasmus Capital Corp.	15,000	2.930	10/08/08	14,918
Fairway Finance Corp.	53,000	2.650	09/12/08	52,827
Galleon Capital LLC	50,000	2.870	08/14/08	49,950
Galleon Capital LLC	100,000	2.950	08/25/08	99,803
Galleon Capital LLC	150,000	2.950	09/04/08	149,588
Galleon Capital LLC	90,000	2.920	09/25/08	89,599

4	Schedule of Investments

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity #	Value $

Giro Balanced Funding Corp.	98,000	2.600	08/04/08	97,978
Giro Balanced Funding Corp.	50,000	3.000	08/07/08	49,978
Giro Balanced Funding Corp.	100,000	2.800	08/13/08	99,907
Gotham Funding Corp	100,000	2.670	08/20/08	99,861
Gotham Funding Corp	30,000	2.680	08/21/08	29,956
Gotham Funding Corp	70,000	2.820	10/06/08	69,639
Lehman Brothers Holdings, Inc.	150,000	2.800	08/28/08	149,685
LMA Americas LLC	50,000	3.030	08/28/08	49,903
Long Lane Master Trust IV	50,000	2.710	08/08/08	49,974
Long Lane Master Trust IV	100,000	2.650	08/18/08	99,877
Long Lane Master Trust IV	50,000	2.700	09/10/08	49,853
Long Lane Master Trust IV	75,000	2.890	09/18/08	74,716
Louis Dreyfus Corp.	29,000	2.870	08/01/08	29,000
Louis Dreyfus Corp.	23,000	2.750	08/14/08	22,977
Manhattan Asset Funding Co.	121,502	2.870	08/04/08	121,474
Manhattan Asset Funding Co.	50,000	2.780	08/07/08	49,977
Manhattan Asset Funding Co.	11,969	2.700	08/12/08	11,959
Manhattan Asset Funding Co.	50,000	2.800	08/14/08	49,949
Manhattan Asset Funding Co.	28,000	2.700	08/18/08	27,964
Manhattan Asset Funding Co.	150,000	2.730	08/20/08	149,789
Manhattan Asset Funding Co.	150,000	2.690	08/26/08	149,723
NATC California LLC	100,000	2.880	10/10/08	99,450
Royal Bank of Scotland PLC	50,000	4.510	09/08/08	49,858
Societe Generale North America	43,265	2.960	08/06/08	43,249
Societe Generale North America	18,500	2.910	09/08/08	18,445
Solitaire Funding LLC	150,000	2.820	09/24/08	149,375
Solitaire Funding LLC	100,000	2.890	10/14/08	99,412
UBS Finance Delaware LLC	19,572	2.835	09/02/08	19,520
UBS Finance Delaware LLC	3,750	1.000	09/03/08	3,740
UBS Finance Delaware LLC	35,000	1.000	09/08/08	34,897
UBS Finance Delaware LLC	100,000	2.950	12/01/08	99,000

Total Domestic Commercial Paper (amortized cost $3,501,041)				3,501,041

Domestic Time Deposits - 3.6%
New York Life Insurance Co. (Ê)(Å)	100,000	2.789	11/17/08	100,000
New York Life Insurance Co. (Ê)(Å)	200,000	2.806	05/14/09	199,999

Total Domestic Time Deposits (amortized cost $299,999)				299,999

United States Government Agency - 0.1%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater) (Ê)(ß)	5,938	3.316	12/01/17	5,985

Total United States Government Agency (amortized cost $5,985)				5,985

Yankee Certificates of Deposit - 11.0%
Bank of Montreal (Ê)	25,000	2.793	10/02/08	24,992
Bank of Montreal (Ê)	50,000	2.423	11/17/08	49,952
Barclays Bank PLC (Ê)	25,000	2.420	01/30/09	25,000
Barclays Bank PLC (Ê)	100,000	2.860	04/07/09	100,000

Schedule of Investments	5

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity #	Value $

Barclays Bank PLC (Ê)	100,000	2.950	05/13/09	100,000
Barclays Bank PLC (Ê)	75,000	3.050	06/11/09	75,000
Barclays Bank PLC (Ê)	25,000	3.236	06/12/09	25,000
Calyon New York (Ê)	100,000	2.771	01/16/09	99,812
Harris NA (Ê)	100,000	3.002	12/22/08	100,000
Harris NA (Ê)	100,000	3.008	12/29/08	100,000
Royal Bank of Canada (Ê)	23,485	2.771	06/30/09	23,433
Societe Generale (Ê)	50,000	2.910	06/02/09	50,000
Societe Generale (Ê)	150,000	3.091	07/08/09	150,000

Total Yankee Certificates of Deposit (amortized cost $923,189)				923,189

Total Investments - 100.0% (amortized cost $8,425,191)(†)				8,425,191

Other Assets and Liabilities, Net - (0.0%)				(1,601)

Net Assets - 100.0%				8,423,590

See accompanying notes which are an integral part of the financial statements.

6	Schedule of Investments

Russell Investment Company

Money Market Fund

Notes to Schedule of Investments — July 31, 2008 (Unaudited)

Footnotes:

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ß)	Illiquid security.
(†)	The identified cost for Federal income tax purpose is the same as shown above.
#	All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less, Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(Å)	Illiquid and restricted security.
(þ)	Restricted security.

Abbreviations:

LIBOR - London Interbank Offered Rate

Notes to Schedules of Investments	7

Russell Investment Company

Money Market Fund

Notes to Quarterly Report — July 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds (“the Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of this schedule of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values portfolio investments using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price the Fund would receive if it sold the instrument.

Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

Investment Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Related Party Transactions

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the RIC Money Market Fund. As of July 31, 2008, $2,439,679,107 represents investments by other Investment Company Funds not presented herein and investments by the Russell Investment Funds (“RIF”) in the Fund. RIF employs the same investment adviser as RIC. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,150,000,000 is invested in the RIC Money Market Fund.

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, often issued in private placement transactions, and not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

8	Notes to Quarterly Report

Russell Investment Company

Money Market Fund

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

The Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by the Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Money Market Fund - 7.1%
Metropolitan Life Insurance Company	2/22/2008	50,000,000	100.00	50,000	50,000
Metropolitan Life Insurance Company	2/22/2008	150,000,000	100.00	150,000	150,000
New York Life Insurance Co.	5/14/2007	200,000,000	100.00	200,000	200,000
New York Life Insurance Co.	11/5/2008	100,000,000	100.00	100,000	100,000
Protective Life Insurance Co.	10/1/2007	50,000,000	100.00	50,000	50,000
Protective Life Insurance Co.	2/25/2008	50,000,000	100.00	50,000	50,000

					600,000

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

5.	Subsequent Event

Effective September 2, 2008, the Money Market Fund will change its name to the Russell Money Market Fund.

Notes to Quarterly Report	9

Russell Investment Company

Money Market Fund

Shareholder Requests for Additional Information — July 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

10	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

Institutional Funds

JULY 31, 2008

FUND	SHARE CLASS	FUND NAME EFFECTIVE

SEPTEMBER 2, 2008

Equity I Fund	A, C, E, I, S, Y	Russell U.S. Core Equity Fund

Equity II Fund	A, C, E, I, S, Y	Russell U.S. Small & Mid Cap Fund

Equity Q Fund	A, C, E, I, S, Y	Russell U.S. Quantitative Equity Fund

International Fund	A, C, E, I, S, Y	Russell International Developed Markets Fund

Fixed Income III Fund	A, C, E, I, S, Y	Russell Strategic Bond Fund

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Company

Institutional Funds

Quarterly Report

July 31, 2008 (Unaudited)

Russell Investment Company - Institutional Funds.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Equity I Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.6%
Auto and Transportation - 2.3%
Autoliv, Inc.	8,800	344
CSX Corp.	29,287	1,979
Daimler AG	3,300	190
Expeditors International of Washington, Inc.	5,680	202
FedEx Corp. (Ñ)	10,300	812
Ford Motor Co. (Æ)(Ñ)	27,712	133
General Motors Corp. (Ñ)	23,500	260
JB Hunt Transport Services, Inc. (Ñ)	48,550	1,795
Magna International, Inc. Class A	18,150	1,073
Navistar International Corp. (Æ)(Ñ)	98,175	5,498
Norfolk Southern Corp.	31,387	2,257
Southwest Airlines Co. (Ñ)	9,400	146
Toyota Motor Corp. - ADR	3,400	293
Union Pacific Corp.	274,074	22,595
Visteon Corp. (Æ)(Ñ)	137,300	391

		37,968

Consumer Discretionary - 12.1%
Accenture, Ltd. Class A	77,950	3,255
Activision Blizzard, Inc. (Æ)	96,590	3,475
Allied Waste Industries, Inc. (Æ)	40,000	484
Amazon.com, Inc. (Æ)	32,059	2,447
Avis Budget Group, Inc. (Æ)(Ñ)	63,200	386
Avon Products, Inc.	82,026	3,478
Baidu.com - ADR (Æ)(Ñ)	5,010	1,739
Black & Decker Corp. (Ñ)	4,800	288
Carnival Corp. (Ñ)	91,450	3,378
CBS Corp. Class B	43,200	707
Chico’s FAS, Inc. (Æ)(Ñ)	169,350	943
Citadel Broadcasting Corp. (Æ)(Ñ)	1,174	1
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	303,998	4,852
Costco Wholesale Corp.	79,552	4,986
DIRECTV Group, Inc. (The) (Æ)	71,900	1,943
Discovery Holding Co. Class A (Æ)	173,141	3,442
eBay, Inc. (Æ)	207,913	5,233
Electronic Arts, Inc. (Æ)	162,800	7,030
Estee Lauder Cos., Inc. (The) Class A (Ñ)	26,630	1,174
Family Dollar Stores, Inc. (Ñ)	8,400	196
FTI Consulting, Inc. (Æ)	12,070	859
Gannett Co., Inc. (Ñ)	25,200	457
Gap, Inc. (The)	24,400	393
Google, Inc. Class A (Æ)	57,311	27,151
Guess ?, Inc. (Ñ)	100,584	3,186
Home Depot, Inc.	48,400	1,153

	Principal Amount ($) or Shares	Market Value $
Intercontinental Hotels Group PLC - ADR	96,502	1,265
JC Penney Co., Inc.	88,650	2,733
Jones Apparel Group, Inc. (Ñ)	24,500	410
Kohl’s Corp. (Æ)(Ñ)	42,640	1,787
Las Vegas Sands Corp. (Æ)(Ñ)	51,030	2,323
Liberty Media Corp. - Capital Series A (Æ)	37,032	575
Liberty Media Corp. - Entertainment Series A (Æ)	41,578	1,024
Limited Brands, Inc.	12,900	213
Liz Claiborne, Inc. (Ñ)	21,100	276
Lowe’s Cos., Inc.	178,292	3,623
Macy’s, Inc. (Ñ)	114,120	2,147
McDonald’s Corp.	422,492	25,261
News Corp. Class A	442,450	6,252
Nike, Inc. Class B	226,482	13,290
Omnicom Group, Inc.	51,630	2,204
priceline.com, Inc. (Æ)(Ñ)	10,090	1,160
RadioShack Corp.	26,800	447
Royal Caribbean Cruises, Ltd. (Ñ)	110,240	2,809
Sirius Satellite Radio, Inc. (Æ)(Ñ)	1,138,960	1,822
Staples, Inc.	148,500	3,341
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)	27,600	946
Target Corp. (Ñ)	127,300	5,758
Time Warner, Inc.	51,200	733
TJX Cos., Inc.	42,300	1,426
Urban Outfitters, Inc. (Æ)	42,700	1,410
Viacom, Inc. Class B (Æ)	186,150	5,199
Wal-Mart Stores, Inc.	292,070	17,121
Walt Disney Co. (The)	96,900	2,941
Wynn Resorts, Ltd. (Ñ)	39,451	3,846
Yum! Brands, Inc.	91,358	3,272

		198,250

Consumer Staples - 6.2%
Altria Group, Inc.	53,760	1,094
Coca-Cola Co. (The)	383,785	19,765
Coca-Cola Enterprises, Inc.	21,100	357
Colgate-Palmolive Co.	30,800	2,287
ConAgra Foods, Inc. (Ñ)	11,300	245
Diageo PLC - ADR (Ñ)	43,770	3,081
Fomento Economico Mexicano SAB de CV - ADR	96,160	4,410
General Mills, Inc.	71,750	4,620
HJ Heinz Co.	64,800	3,265
Kellogg Co.	32,500	1,724
Kroger Co. (The)	14,100	399
Lorillard, Inc. (Æ)	27,640	1,855
Molson Coors Brewing Co. Class B	88,900	4,798

Equity I Fund	3

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nestle SA - ADR	65,560	2,871
PepsiCo, Inc.	194,250	12,929
Philip Morris International, Inc.	122,550	6,330
Procter & Gamble Co.	358,490	23,474
Reynolds American, Inc. (Ñ)	15,000	837
Safeway, Inc.	13,400	358
Sara Lee Corp.	40,100	548
SUPERVALU, Inc. (Ñ)	26,500	679
Tyson Foods, Inc. Class A	135,300	2,016
Unilever NV	142,800	3,957

		101,899

Financial Services - 17.3%
Alliance Data Systems Corp. (Æ)(Ñ)	56,088	3,598
Allstate Corp. (The)	131,870	6,095
American International Group, Inc.	298,550	7,777
Annaly Capital Management, Inc. (ö)	517,075	7,792
Assurant, Inc.	3,500	210
Bank of America Corp.	471,516	15,513
Bank of New York Mellon Corp. (The)	256,002	9,088
Berkshire Hathaway, Inc. Class B (Æ)	389	1,490
BlackRock, Inc. (Ñ)	8,610	1,866
Capital One Financial Corp. (Ñ)	197,150	8,253
Charles Schwab Corp. (The)	168,800	3,864
Chubb Corp.	130,670	6,277
Citigroup, Inc.	495,150	9,254
Comerica, Inc. (Ñ)	13,200	379
Deutsche Bank AG	2,600	240
Discover Financial Services	45,900	672
Everest Re Group, Ltd.	1,500	123
Federal National Mortgage Association (Ñ)	524,925	6,037
Fidelity National Financial, Inc. Class A (Ñ)	163,950	2,190
Fifth Third Bancorp (Ñ)	4,800	67
Fiserv, Inc. (Æ)	44,930	2,149
Franklin Resources, Inc.	8,820	887
Freddie Mac (Ñ)	29,900	244
Genworth Financial, Inc. Class A (Ñ)	461,080	7,364
Goldman Sachs Group, Inc. (The) (Ñ)	162,369	29,882
Hartford Financial Services Group, Inc. (Ñ)	96,600	6,124
Host Hotels & Resorts, Inc. (ö)(Ñ)	258,750	3,392
Huntington Bancshares, Inc. (Ñ)	521,775	3,663
iShares Russell 1000 Value Index Fund (Ñ)	45,275	3,093
JPMorgan Chase & Co.	633,676	25,746
Keycorp (Ñ)	18,200	192
Lincoln National Corp.	76,900	3,668

	Principal Amount ($) or Shares	Market Value $
M&T Bank Corp.	46,900	3,301
Mastercard, Inc. Class A (Ñ)	60,352	14,735
MetLife, Inc. (Ñ)	116,400	5,910
MFA Mortgage Investments, Inc. (ö)	253,850	1,637
Morgan Stanley	346,300	13,672
National City Corp. (Ñ)	19,610	93
Old Republic International Corp. (Ñ)	28,600	300
PartnerRe, Ltd. - ADR (Ñ)	5,300	373
PMI Group, Inc. (The) (Ñ)	64,100	161
Progressive Corp. (The) (Ñ)	51,700	1,047
Prudential Financial, Inc. (Ñ)	102,190	7,048
Redwood Trust, Inc. (ö)(Ñ)	77,200	1,685
Regions Financial Corp. (Ñ)	18,200	173
RenaissanceRe Holdings, Ltd. (Ñ)	45,325	2,306
Ryder System, Inc. (Ñ)	8,500	561
State Street Corp.	85,426	6,120
SunTrust Banks, Inc. (Ñ)	127,050	5,217
T Rowe Price Group, Inc. (Ñ)	36,680	2,195
Travelers Cos., Inc. (The)	104,885	4,628
Unum Group	61,350	1,482
Visa, Inc. (Ñ)	113,384	8,284
Wachovia Corp. (Ñ)	109,100	1,884
Washington Mutual, Inc. (Ñ)	45,285	241
Wells Fargo & Co. (Ñ)	634,104	19,194
Western Union Co. (The)	139,084	3,844
Willis Group Holdings, Ltd. (Ñ)	40,775	1,275
XL Capital, Ltd. Class A (Ñ)	27,850	498

		285,053

Health Care - 12.4%
Abbott Laboratories	103,300	5,820
Alcon, Inc.	21,245	3,663
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	17,850	1,673
Allergan, Inc. (Ñ)	87,600	4,549
AmerisourceBergen Corp. Class A	8,000	335
Amgen, Inc. (Æ)	86,000	5,386
Baxter International, Inc.	108,907	7,472
Boston Scientific Corp. (Æ)	91,650	1,090
Brookdale Senior Living, Inc. (Ñ)	60,100	917
Cardinal Health, Inc.	4,700	253
Charles River Laboratories International, Inc. (Æ)	23,820	1,583
Covidien, Ltd.	64,900	3,196
CVS Caremark Corp.	621,936	22,701
Dentsply International, Inc.	30,460	1,226
Express Scripts, Inc. Class A (Æ)	50,918	3,592
Genentech, Inc. (Æ)	79,086	7,533
Genzyme Corp. (Æ)	27,785	2,130
Gilead Sciences, Inc. (Æ)	343,660	18,551

4	Equity I Fund

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GlaxoSmithKline PLC - ADR (Ñ)	7,400	345
Human Genome Sciences, Inc. (Æ)(Ñ)	186,800	1,238
Illumina, Inc. (Æ)(Ñ)	10,330	963
Intuitive Surgical, Inc. (Æ)	22,204	6,912
Invitrogen Corp. (Æ)(Ñ)	90,900	4,031
Johnson & Johnson	175,670	12,028
Merck & Co., Inc.	147,050	4,838
Mylan, Inc. (Æ)(Ñ)	310,200	4,023
Novartis AG - ADR	7,400	439
Omnicare, Inc. (Ñ)	132,000	3,886
Pfizer, Inc.	425,300	7,940
Sanofi-Aventis SA - ADR	8,600	301
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	92,100	2,448
Schering-Plough Corp.	702,350	14,806
Sequenom, Inc. (Æ)(Ñ)	81,600	1,743
St. Jude Medical, Inc. (Æ)	59,394	2,767
Stericycle, Inc. (Æ)	20,340	1,215
Stryker Corp. (Ñ)	79,900	5,129
Teva Pharmaceutical Industries, Ltd. - ADR	73,489	3,295
Thermo Fisher Scientific, Inc. (Æ)	197,568	11,957
Vertex Pharmaceuticals, Inc. (Æ)	91,600	3,160
WellPoint, Inc. (Æ)	35,920	1,884
Wyeth	416,886	16,892

		203,910

Integrated Oils - 4.9%
BP PLC - ADR	89,500	5,499
Chevron Corp.	88,811	7,510
ConocoPhillips (Ñ)	71,670	5,850
Exxon Mobil Corp.	185,000	14,879
Hess Corp.	129,583	13,140
Marathon Oil Corp.	219,350	10,851
Occidental Petroleum Corp.	150,294	11,848
Petroleo Brasileiro SA - ADR	108,274	6,054
Royal Dutch Shell PLC - ADR	4,400	311
Total SA - ADR	67,530	5,166

		81,108

Materials and Processing - 5.7%
Acuity Brands, Inc. (Ñ)	24,600	1,005
Agrium, Inc.	28,600	2,517
Air Products & Chemicals, Inc.	25,176	2,397
Alcoa, Inc.	8,100	273
Allegheny Technologies, Inc. (Ñ)	23,689	1,120
ArcelorMittal (Ñ)	5,100	446
Bunge, Ltd. (Ñ)	11,400	1,128
Cameco Corp.	11,200	402

	Principal Amount ($) or Shares	Market Value $
Celanese Corp. Class A	114,100	4,396
Cleveland-Cliffs, Inc.	6,537	709
Cytec Industries, Inc.	10,350	560
Dow Chemical Co. (The)	47,900	1,596
Eastman Chemical Co. (Ñ)	8,000	480
EI Du Pont de Nemours & Co.	241,200	10,567
Energizer Holdings, Inc. (Æ)	27,500	1,962
Fluor Corp. (Ñ)	54,440	4,429
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	23,400	2,264
Lennar Corp. Class B (Ñ)	6,400	70
Louisiana-Pacific Corp.	24,400	206
Masco Corp. (Ñ)	188,200	3,103
McDermott International, Inc. (Æ)	23,274	1,109
Monsanto Co.	145,930	17,382
Mosaic Co. (The)	11,540	1,468
Nucor Corp.	29,083	1,664
Owens-Illinois, Inc. (Æ)	20,520	867
Potash Corp. of Saskatchewan	25,781	5,266
PPG Industries, Inc. (Ñ)	74,380	4,510
Praxair, Inc.	61,441	5,759
Precision Castparts Corp.	63,668	5,949
Sherwin-Williams Co. (The) (Ñ)	15,080	803
Smurfit-Stone Container Corp. (Æ)(Ñ)	24,300	139
Sonoco Products Co.	17,700	577
St. Joe Co. (The)	60,121	2,106
United States Steel Corp. (Ñ)	37,504	6,014

		93,243

Miscellaneous - 2.0%
Brunswick Corp. (Ñ)	23,300	300
Eaton Corp.	33,180	2,357
General Electric Co.	581,781	16,459
Honeywell International, Inc.	73,600	3,742
Johnson Controls, Inc. (Ñ)	93,800	2,829
SPX Corp.	12,580	1,595
Textron, Inc.	110,050	4,784
Tyco International, Ltd.	28,660	1,277

		33,343

Other Energy - 7.1%
Anadarko Petroleum Corp.	26,000	1,506
Apache Corp.	58,780	6,593
Arch Coal, Inc.	119,540	6,731
Baker Hughes, Inc.	64,850	5,377
Cabot Oil & Gas Corp.	65,300	2,874
Cameron International Corp. (Æ)	154,197	7,364
Chesapeake Energy Corp. (Ñ)	103,500	5,191

Equity I Fund	5

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consol Energy, Inc.	82,220	6,116
Devon Energy Corp.	156,529	14,853
Dynegy, Inc. Class A (Æ)	164,200	1,105
FMC Technologies, Inc. (Æ)	21,332	1,318
Halliburton Co.	390,901	17,520
National Oilwell Varco, Inc. (Æ)	42,459	3,339
Noble Energy, Inc.	4,800	355
Peabody Energy Corp. (Ñ)	32,900	2,226
Pioneer Natural Resources Co. (Ñ)	43,700	2,598
Reliant Energy, Inc. (Æ)	262,950	4,762
Schlumberger, Ltd.	148,252	15,062
Transocean, Inc. (Æ)	53,280	7,248
Valero Energy Corp.	6,500	217
Weatherford International, Ltd. (Æ)	6,237	235
XTO Energy, Inc.	89,250	4,215

		116,805

Producer Durables - 5.3%
American Tower Corp. Class A (Æ)	42,600	1,785
Applied Materials, Inc. (Ñ)	538,519	9,327
Boeing Co.	29,550	1,806
Bombardier, Inc. (Ñ)	31,650	227
Caterpillar, Inc. (Ñ)	27,736	1,928
Centex Corp. (Ñ)	206,600	3,033
Crane Co.	12,600	447
Deere & Co.	61,172	4,292
Dover Corp.	6,100	303
DR Horton, Inc. (Ñ)	112,650	1,253
Emerson Electric Co.	158,227	7,706
Flowserve Corp.	9,800	1,307
Goodrich Corp.	4,900	241
Ingersoll-Rand Co., Ltd. Class A	21,000	756
KB Home (Ñ)	17,600	310
Lam Research Corp. (Æ)	35,140	1,156
Lexmark International, Inc. Class A (Æ)(Ñ)	8,000	281
Lockheed Martin Corp.	221,263	23,084
Northrop Grumman Corp.	75,240	5,070
NVR, Inc. (Æ)(Ñ)	9,070	5,009
Parker Hannifin Corp. (Ñ)	69,849	4,308
Pitney Bowes, Inc.	7,900	250
Pulte Homes, Inc. (Ñ)	24,800	303
Raytheon Co.	14,600	831
Rockwell Collins, Inc.	4,600	228
SBA Communications Corp. Class A (Æ)	27,700	1,049
United Technologies Corp.	138,190	8,841
WW Grainger, Inc. (Ñ)	28,100	2,515

		87,646

	Principal Amount ($) or Shares	Market Value $
Technology - 14.4%
Adobe Systems, Inc. (Æ)	26,650	1,102
Akamai Technologies, Inc. (Æ)	15,890	371
Amphenol Corp. Class A	181,919	8,672
Analog Devices, Inc.	114,679	3,499
Apple, Inc. (Æ)	170,165	27,048
Arrow Electronics, Inc. (Æ)	16,500	532
AU Optronics Corp. - ADR	61,000	689
Avnet, Inc. (Æ)	58,700	1,600
BearingPoint, Inc. (Æ)(Ñ)	382,750	337
Broadcom Corp. Class A (Æ)	128,100	3,111
Cisco Systems, Inc. (Æ)	999,499	21,979
Corning, Inc.	193,200	3,866
Cypress Semiconductor Corp. (Æ)(Ñ)	94,200	2,567
Dell, Inc. (Æ)	231,250	5,682
F5 Networks, Inc. (Æ)(Ñ)	35,500	1,035
First Solar, Inc. (Æ)	21,089	6,013
Flextronics International, Ltd. (Æ)	20,450	183
General Dynamics Corp.	99,773	8,894
Hewlett-Packard Co.	542,158	24,289
Ingram Micro, Inc. Class A (Æ)(Ñ)	29,500	544
Intel Corp.	407,110	9,034
International Business Machines Corp.	88,760	11,359
International Rectifier Corp. (Æ)	200,000	3,376
Juniper Networks, Inc. (Æ)(Ñ)	210,800	5,487
Linear Technology Corp.	223,822	6,950
Marvell Technology Group, Ltd. (Æ)	112,710	1,667
Maxim Integrated Products, Inc.	148,000	2,907
MEMC Electronic Materials, Inc. (Æ)	34,433	1,591
Microsoft Corp.	295,123	7,590
Motorola, Inc.	159,650	1,379
NetApp, Inc. (Æ)	87,400	2,233
Oracle Corp. (Æ)	192,590	4,146
Qimonda AG - ADR (Æ)(Ñ)	161,800	291
Qualcomm, Inc.	585,247	32,388
Research In Motion, Ltd. (Æ)	61,295	7,528
Salesforce.com, Inc. (Æ)(Ñ)	18,580	1,185
SanDisk Corp. (Æ)(Ñ)	25,700	362
Sanmina-SCI Corp. (Æ)(Ñ)	132,400	234
Seagate Technology, Inc. (Æ)	9,400	—
Siemens AG - ADR	9,220	1,119
Texas Instruments, Inc.	187,000	4,559
Tyco Electronics, Ltd.	227,991	7,556
Western Digital Corp. (Æ)	10,700	308
Xilinx, Inc. (Ñ)	69,350	1,722

		236,984

6	Equity I Fund

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 3.9%
ACE, Ltd.	118,900	6,028
Ameren Corp.	18,500	760
America Movil SAB de CV Series L	61,169	3,089
American Electric Power Co., Inc.	26,200	1,035
AT&T, Inc.	455,538	14,035
China Mobile, Ltd. - ADR	84,905	5,676
CMS Energy Corp. (Ñ)	33,800	456
Dominion Resources, Inc.	103,270	4,563
Duke Energy Corp.	36,400	640
Embarq Corp. (Ñ)	41,998	1,922
FPL Group, Inc. (Ñ)	49,420	3,189
Millicom International Cellular SA	3,920	303
NII Holdings, Inc. (Æ)	19,000	1,039
Progress Energy, Inc. - CVO (ß)	3,200	—
Public Service Enterprise Group, Inc.	50,810	2,124
Sprint Nextel Corp.	183,800	1,496
Verizon Communications, Inc.	212,879	7,246
Vodafone Group PLC - ADR	348,990	9,364
Wisconsin Energy Corp. (Ñ)	15,100	681

		63,646

Total Common Stocks
(cost $1,482,805)		1,539,855

Preferred Stocks - 0.1%
Producer Durables - 0.1%
General Motors Corp.	185,300	2,116

Total Preferred Stocks
(cost $3,045)		2,116

Long-Term Investments - 0.1%
Corporate Bonds and Notes - 0.1%
Continental Airlines, Inc. (Ñ) 5.000% due 06/15/23	561	501

International Debt - 0.0%
Qimonda Finance LLC Series ADS 6.750% due 03/22/13	731	470

Total Long-Term Investments
(cost $1,195)		971

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.5%
Russell Investment Company Money Market Fund	96,601,285	96,601
United States Treasury Bills (ç)(ž)(§) 1.920% due 09/18/08	10,500	10,474

Total Short-Term Investments
(cost $107,075)		107,075

Other Securities - 13.4%
Russell Investment Company Money Market Fund (×)	79,874,091	79,874
State Street Securities Lending Quality Trust (×)	139,820,960	139,821

Total Other Securities
(cost $219,695)		219,695

Total Investments - 113.7%
(identified cost $1,813,815)		1,869,712

Other Assets and Liabilities, Net - (13.7%)		(224,814)

Net Assets - 100.0%		1,644,898

See accompanying notes which are an integral part of the financial statements.

Equity I Fund	7

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index	19	USD	6,597	09/08	(412)
Russell 1000 Mini Index (CME)	45	USD	3,125	09/08	(210)
S&P 500 E-Mini Index (CME)	604	USD	38,266	09/08	(2,158)
S&P 500 Index (CME)	99	USD	31,361	09/08	(1,282)
S&P Midcap 400 E-Mini Index (CME)	308	USD	24,760	09/08	(1,559)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(5,621)

See accompanying notes which are an integral part of the financial statements.

8	Equity I Fund

Russell Investment Company

Equity II Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.1%
Auto and Transportation - 4.2%
AAR Corp. (Æ)(Ñ)	5,500	95
Accuride Corp. (Æ)(Ñ)	2,818	8
Air Transport Services Group, Inc. (Æ)(Ñ)	11,000	10
Alaska Air Group, Inc. (Æ)(Ñ)	5,700	102
Allegiant Travel Co. (Æ)(Ñ)	12,866	318
American Axle & Manufacturing Holdings, Inc. (Ñ)	4,423	26
American Railcar Industries, Inc. (Ñ)	777	17
Arctic Cat, Inc.	3,300	29
Arkansas Best Corp. (Ñ)	20,915	777
BorgWarner, Inc. (Ñ)	19,300	778
Bristow Group, Inc. (Æ)(Ñ)	11,500	517
Con-way, Inc. (Ñ)	4,200	212
Cooper Tire & Rubber Co.	103,000	949
DHT Maritime, Inc.	2,700	25
DryShips, Inc. (Ñ)	7,700	594
Eagle Bulk Shipping, Inc. (Ñ)	18,500	537
Excel Maritime Carriers, Ltd.	12,826	475
Expeditors International of Washington, Inc.	16,906	600
ExpressJet Holdings, Inc. (Æ)(Ñ)	8,800	3
Frozen Food Express Industries (Ñ)	59,058	422
Genco Shipping & Trading, Ltd. (Ñ)	17,600	1,200
K-Sea Transportation Partners, LP (Ñ)	16,900	507
Kansas City Southern (Æ)(Ñ)	17,800	979
Kirby Corp. (Æ)(Ñ)	30,457	1,453
Lear Corp. (Æ)	14,300	206
Marten Transport, Ltd. (Æ)	11,898	248
Monaco Coach Corp.	51,600	116
Pacer International, Inc. (Ñ)	17,826	423
PHI, Inc. (Æ)(Ñ)	17,830	716
Polaris Industries, Inc. (Ñ)	6,484	278
Republic Airways Holdings, Inc. (Æ)(Ñ)	6,600	63
Saia, Inc. (Æ)	4,700	82
Skywest, Inc.	23,386	356
Spartan Motors, Inc.	4,700	25
StealthGas, Inc. (Ñ)	37,500	563
Stoneridge, Inc. (Æ)(Ñ)	4,100	54
Strattec Security Corp.	15,389	508
Superior Industries International, Inc. (Ñ)	29,910	505
Teekay Corp. (Ñ)	11,500	502
Thor Industries, Inc. (Ñ)	985	19
Tidewater, Inc. (Ñ)	10,100	605
Titan International, Inc. (Ñ)	6,387	295
TRW Automotive Holdings Corp. (Æ)(Ñ)	25,300	469
Ultrapetrol Bahamas, Ltd. (Æ)(Ñ)	7,000	78

	Principal Amount ($) or Shares	Market Value $
UTI Worldwide, Inc.	41,862	761
Vitran Corp., Inc. Class A (Æ)	27,100	449
WABCO Holdings, Inc.	18,064	816
Wabtec Corp. (Ñ)	39,021	2,166
Werner Enterprises, Inc. (Ñ)	4,903	117

		21,053

Consumer Discretionary - 15.2%
1-800-FLOWERS.COM, Inc. Class A (Æ)	11,311	62
4Kids Entertainment, Inc. (Æ)(Ñ)	129,468	1,116
99 Cents Only Stores (Æ)(Ñ)	166,471	1,114
Aaron Rents, Inc. (Ñ)	13,800	379
Abercrombie & Fitch Co. Class A (Ñ)	10,700	591
Activision Blizzard, Inc. (Æ)	67,261	2,420
Administaff, Inc. (Ñ)	5,980	172
Advance Auto Parts, Inc.	8,000	329
Advisory Board Co. (The) (Æ)(Ñ)	3,368	129
Aeropostale, Inc. (Æ)(Ñ)	12,700	410
American Eagle Outfitters, Inc.	28,000	392
American Public Education, Inc. (Æ)	4,800	218
Ameristar Casinos, Inc.	72,500	955
AMN Healthcare Services, Inc. (Æ)	14,186	268
AnnTaylor Stores Corp. (Æ)(Ñ)	8,965	202
Apollo Group, Inc. Class A (Æ)	15,846	987
Asbury Automotive Group, Inc.	14,600	145
AutoNation, Inc. (Æ)(Ñ)	29,900	309
Bally Technologies, Inc. (Æ)(Ñ)	4,200	133
Big Lots, Inc. (Æ)(Ñ)	9,181	280
Blockbuster, Inc. Class A (Æ)(Ñ)	57,500	160
Bob Evans Farms, Inc. (Ñ)	361	10
Bon-Ton Stores, Inc. (The) (Ñ)	2,597	13
Brightpoint, Inc. (Æ)(Ñ)	23,696	163
Brown Shoe Co., Inc.	54,863	885
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	6,500	43
Callaway Golf Co. (Ñ)	9,206	117
Capella Education Co. (Æ)(Ñ)	9,770	510
Career Education Corp. (Æ)(Ñ)	13,515	248
Carter’s, Inc. (Æ)	897	15
CBRL Group, Inc. (Ñ)	27,822	672
CCA Industries, Inc.	49,538	347
CDI Corp. (Ñ)	10,466	215
Central European Distribution Corp. (Æ)	22,200	1,620
Central European Media Enterprises, Ltd. Class A (Æ)(Ñ)	13,443	1,119
Charlotte Russe Holding, Inc. (Æ)(Ñ)	5,834	76
Charming Shoppes, Inc. (Æ)(Ñ)	30,401	166
Chindex International, Inc. (Æ)	886	14

Equity II Fund	9

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Christopher & Banks Corp. (Ñ)	12,591	110
Churchill Downs, Inc.	13,200	498
Cinemark Holdings, Inc.	14,100	207
CKE Restaurants, Inc.	54,700	671
Collective Brands, Inc. (Æ)(Ñ)	7,500	97
Convergys Corp. (Æ)(Ñ)	43,000	546
Copart, Inc. (Æ)	35,788	1,570
Core-Mark Holding Co., Inc. (Æ)(Ñ)	1,800	49
Corrections Corp. of America (Æ)	69,000	1,934
Cox Radio, Inc. Class A (Æ)(Ñ)	8,057	80
CRA International, Inc. (Æ)(Ñ)	6,076	229
Cross Country Healthcare, Inc. (Æ)(Ñ)	14,343	229
CSS Industries, Inc. (Ñ)	5,000	141
Darden Restaurants, Inc. (Ñ)	16,800	547
Deckers Outdoor Corp. (Æ)(Ñ)	2,380	269
Denny’s Corp. (Æ)(Ñ)	25,363	65
DeVry, Inc.	13,363	759
Diamond Management & Technology Consultants, Inc. Class A (Ñ)	1,000	5
Dress Barn, Inc. (Æ)(Ñ)	6,691	108
Earthlink, Inc. (Æ)(Ñ)	68,100	613
Elizabeth Arden, Inc. (Æ)(Ñ)	1,100	18
Entravision Communications Corp. Class A (Æ)(Ñ)	25,000	79
Ethan Allen Interiors, Inc. (Ñ)	7,074	178
EZCORP, Inc. Class A (Æ)(Ñ)	35,906	646
Family Dollar Stores, Inc. (Ñ)	13,200	308
Finish Line Class A (Ñ)	69,900	758
First Advantage Corp. Class A (Æ)(Ñ)	2,700	41
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	30,675	911
Fred’s, Inc. Class A (Ñ)	4,400	57
FTD Group, Inc. (Ñ)	16,655	238
FTI Consulting, Inc. (Æ)(Ñ)	6,700	477
Furniture Brands International, Inc. (Ñ)	47,697	566
GameStop Corp. Class A (Æ)	29,162	1,181
Geo Group, Inc. (The) (Æ)(Ñ)	48,204	1,159
Gray Television, Inc.	132,400	331
Gymboree Corp. (Æ)	2,398	90
Hasbro, Inc. (Ñ)	19,400	751
Heidrick & Struggles International, Inc. (Ñ)	6,980	198
Helen of Troy, Ltd. (Æ)(Ñ)	62,465	1,284
Hewitt Associates, Inc. Class A (Æ)(Ñ)	21,300	785
Hooker Furniture Corp. (Ñ)	3,200	53
Hot Topic, Inc. (Æ)(Ñ)	11,300	71
Houston Wire & Cable Co. (Ñ)	3,782	74
ICF International, Inc. (Æ)(Ñ)	7,300	138
Idearc, Inc. (Ñ)	59,100	77
IKON Office Solutions, Inc. (Ñ)	41,930	600

	Principal Amount ($) or Shares	Market Value $
Infospace, Inc.	2,785	26
Insight Enterprises, Inc. (Æ)(Ñ)	10,700	137
International Speedway Corp. Class A	13,400	493
inVentiv Health, Inc. (Æ)(Ñ)	41,200	995
Isle of Capri Casinos, Inc. (Æ)(Ñ)	6,500	43
ITT Educational Services, Inc. (Æ)(Ñ)	29,208	2,587
Jack in the Box, Inc. (Æ)(Ñ)	22,500	486
Jo-Ann Stores, Inc. (Æ)(Ñ)	4,375	96
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	20,500	459
Journal Communications, Inc. Class A (Ñ)	23,400	111
Kenneth Cole Productions, Inc. Class A (Ñ)	33,797	471
Kforce, Inc. (Æ)	1,200	12
La-Z-Boy, Inc. (Ñ)	7,500	55
Lakeland Industries, Inc. (Æ)	41,281	526
LECG Corp. (Æ)(Ñ)	6,117	51
Lin TV Corp. Class A (Æ)(Ñ)	23,591	140
Lithia Motors, Inc. Class A (Ñ)	5,900	27
LKQ Corp. (Æ)(Ñ)	72,699	1,490
LS Starrett Co.	10,073	228
Maidenform Brands, Inc. (Æ)(Ñ)	15,219	233
Marcus Corp. (Ñ)	3,400	54
Media General, Inc. Class A (Ñ)	11,607	147
Men’s Wearhouse, Inc.	24,300	484
Morton’s Restaurant Group, Inc. (Æ)(Ñ)	1,400	9
Movado Group, Inc. (Ñ)	5,800	125
MSC Industrial Direct Co. Class A (Ñ)	3,200	153
Nautilus, Inc. (Ñ)	4,300	21
Navigant Consulting, Inc. (Æ)(Ñ)	23,865	441
Net 1 UEPS Technologies, Inc. (Æ)(Ñ)	10,740	253
NetFlix, Inc. (Æ)(Ñ)	4,109	127
New York & Co., Inc. (Æ)	7,700	75
NIC, Inc. (Ñ)	1,490	11
Nu Skin Enterprises, Inc. Class A (Ñ)	10,900	176
NutriSystem, Inc. (Ñ)	11,263	194
O’Charleys, Inc.	12,169	137
O’Reilly Automotive, Inc. (Æ)	40,006	1,022
On Assignment, Inc. (Æ)	33,119	282
Overstock.com, Inc. (Æ)(Ñ)	10,874	193
Pantry, Inc. (The) (Æ)(Ñ)	7,300	117
Parlux Fragrances, Inc. (Æ)(Ñ)	133,040	794
PC Connection, Inc. (Æ)	6,500	47
Perry Ellis International, Inc. (Æ)(Ñ)	3,400	74
Phillips-Van Heusen Corp. (Ñ)	13,000	460
Pool Corp.	29,200	645
Prestige Brands Holdings, Inc. (Æ)(Ñ)	39,465	391
priceline.com, Inc. (Æ)	6,864	789
RC2 Corp. (Æ)(Ñ)	2,900	67
Red Lion Hotels Corp. (Æ)	49,308	417

10	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rent-A-Center, Inc. (Æ)(Ñ)	22,027	467
Republic Services, Inc. (Ñ)	52,741	1,714
Revlon, Inc. Class A (Æ)	31,900	39
Ross Stores, Inc. (Ñ)	37,550	1,425
Rush Enterprises, Inc. Class A (Æ)(Ñ)	10,341	117
Scholastic Corp. (Ñ)	21,717	560
School Specialty, Inc. (Æ)(Ñ)	7,313	244
Sealy Corp. (Æ)(Ñ)	2,600	18
Sinclair Broadcast Group, Inc. Class A	82,100	626
Skechers U.S.A., Inc. Class A (Æ)(Ñ)	10,490	198
Sohu.com, Inc. (Æ)(Ñ)	6,600	498
Sonic Automotive, Inc. Class A (Ñ)	18,300	184
Speedway Motorsports, Inc. (Ñ)	41	1
Spherion Corp. (Æ)(Ñ)	1,000	5
Stage Stores, Inc. (Ñ)	14,241	211
Standard Parking Corp. (Æ)	214	5
Stanley Works (The) (Ñ)	12,000	534
Stein Mart, Inc. (Ñ)	5,900	26
Steven Madden, Ltd. (Æ)	4,800	108
Stewart Enterprises, Inc. Class A	55,700	496
Strayer Education, Inc. (Ñ)	4,437	988
Talbots, Inc. (Ñ)	6,700	94
Tech Data Corp. (Æ)	14,600	509
Tempur-Pedic International, Inc. (Ñ)	8,800	83
Tractor Supply Co. (Æ)(Ñ)	6,557	249
Tuesday Morning Corp. (Æ)	20,000	77
Tween Brands, Inc. (Æ)(Ñ)	18,091	249
United Online, Inc. (Ñ)	177,900	1,932
Urban Outfitters, Inc. (Æ)(Ñ)	63,610	2,100
VeriSign, Inc. (Æ)(Ñ)	41,003	1,334
VF Corp.	6,800	487
Viad Corp. (Ñ)	7,400	226
VisionChina Media, Inc. - ADR (Æ)	9,375	235
Volt Information Sciences, Inc. (Æ)(Ñ)	6,500	90
Warnaco Group, Inc. (The) (Æ)(Ñ)	18,330	769
Warner Music Group Corp. (Ñ)	10,750	90
Washington Post Co. (The) Class B (Ñ)	1,000	618
Waste Connections, Inc. (Æ)	58,599	2,132
Waste Services, Inc. (Æ)(Ñ)	915	9
Watson Wyatt Worldwide, Inc. Class A (Ñ)	14,053	814
WESCO International, Inc. (Æ)	20,385	767
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	91,700	403
Whirlpool Corp. (Ñ)	6,500	492
WMS Industries, Inc. (Æ)(Ñ)	7,309	206
Wolverine World Wide, Inc. (Ñ)	22,687	606
Zale Corp. (Æ)(Ñ)	11,759	260

		76,466

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 1.9%
Alliance One International, Inc. (Æ)(Ñ)	15,479	69
B&G Foods, Inc. Class A	50,625	451
Casey’s General Stores, Inc. (Ñ)	10,138	249
Chiquita Brands International, Inc. (Æ)(Ñ)	19,243	295
Coca-Cola Bottling Co. Consolidated (Ñ)	7,233	243
Del Monte Foods Co.	108,201	919
Diamond Foods, Inc.	4,505	110
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	20,200	426
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	20,800	756
J&J Snack Foods Corp.	23,600	747
Lance, Inc.	38,908	716
Molson Coors Brewing Co. Class B	15,200	820
Monterey Gourmet Foods, Inc. (Æ)	288,169	478
Nash Finch Co. (Ñ)	7,511	297
NBTY, Inc. (Æ)	1,362	47
Pilgrim’s Pride Corp. (Ñ)	4,210	51
Ralcorp Holdings, Inc. (Æ)(Ñ)	5,143	278
Renesola, Ltd. - ADR (Æ)(Ñ)	27,700	437
Ruddick Corp. (Ñ)	8,064	250
Sadia SA - ADR (Æ)	15,300	336
Schweitzer-Mauduit International, Inc. (Ñ)	6,600	123
Tootsie Roll Industries, Inc.	16,200	424
Weis Markets, Inc. (Ñ)	25,060	952

		9,474

Financial Services - 12.1%
Acadia Realty Trust (ö)(Ñ)	1,219	28
Advance America Cash Advance Centers, Inc. (Ñ)	19,277	105
Affiliated Managers Group, Inc. (Æ)	15,631	1,351
Alexander’s, Inc. (Æ)(ö)(Ñ)	539	191
Alliance Data Systems Corp. (Æ)(Ñ)	17,900	1,148
Allied Capital Corp. (Ñ)	61,520	846
Allied World Assurance Co. Holdings, Ltd. (Ñ)	9,200	383
AmeriCredit Corp. (Æ)(Ñ)	37,400	328
Amerisafe, Inc. (Æ)(Ñ)	4,062	74
Amtrust Financial Services, Inc. (Ñ)	14,635	213
Anchor Bancorp Wisconsin, Inc. (Ñ)	100	1
Annaly Capital Management, Inc. (ö)	23,100	348
Anthracite Capital, Inc. (ö)(Ñ)	50,679	320
Anworth Mortgage Asset Corp. (ö)	106,900	636
Apartment Investment & Management Co. Class A (ö)(Ñ)	7,200	246
Arch Capital Group, Ltd. (Æ)	17,100	1,192

Equity II Fund	11

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ares Capital Corp. (Ñ)	61,221	700
Arthur J Gallagher & Co. (Ñ)	11,000	280
Ashford Hospitality Trust, Inc. (ö)(Ñ)	131,520	522
Aspen Insurance Holdings, Ltd.	1,000	25
Asta Funding, Inc. (Ñ)	4,100	33
Astoria Financial Corp. (Ñ)	15,900	356
Axis Capital Holdings, Ltd.	16,000	507
Bancfirst Corp. (Ñ)	2,500	118
Banco Latinoamericano de Exportaciones SA Class E (Ñ)	9,800	180
Bancorpsouth, Inc. (Ñ)	1,678	36
Bank of Hawaii Corp. (Ñ)	11,400	574
Bank of the Ozarks, Inc. (Ñ)	5,800	119
Berkshire Hills Bancorp, Inc. (Ñ)	3,164	84
BioMed Realty Trust, Inc. (ö)	24,700	637
Brandywine Realty Trust (ö)	34,600	555
Brookline Bancorp, Inc. (Ñ)	7,448	73
Calamos Asset Management, Inc. Class A (Ñ)	14,020	287
Capitol Bancorp, Ltd. (Ñ)	7,400	98
CapLease, Inc. (ö)(Ñ)	10,900	85
Capstead Mortgage Corp. (ö)	39,800	435
Cash America International, Inc. (Ñ)	9,789	413
Castlepoint Holdings, Ltd. (Ñ)	8,500	79
Cathay General Bancorp (Ñ)	3,854	61
Cedar Shopping Centers, Inc. (ö)(Ñ)	8,000	102
Center Financial Corp. (Ñ)	10,620	117
City Bank (Ñ)	5,053	48
City Holding Co. (Ñ)	3,700	165
CNA Surety Corp. (Æ)(Ñ)	46,377	602
CoBiz Financial, Inc. (Ñ)	900	9
Cohen & Steers, Inc. (Ñ)	3,973	99
Colonial Properties Trust (ö)(Ñ)	10,300	206
Columbia Banking System, Inc. (Ñ)	2,871	43
Community Bank System, Inc. (Ñ)	7,899	186
Community Trust Bancorp, Inc. (Ñ)	2,500	77
Cybersource Corp. (Æ)(Ñ)	43,500	772
Darwin Professional Underwriters, Inc. (Æ)(Ñ)	2,749	85
Delphi Financial Group, Inc. Class A	47,644	1,189
Deluxe Corp.	106,710	1,526
Dime Community Bancshares (Ñ)	11,800	197
EastGroup Properties, Inc. (ö)(Ñ)	981	46
Education Realty Trust, Inc. (ö)(Ñ)	14,100	158
Electro Rent Corp. (Ñ)	55,902	766
Employers Holdings, Inc.	14,800	264
Encore Capital Group, Inc. (Æ)(Ñ)	2,800	34
Endurance Specialty Holdings, Ltd.	2,900	89
Equity Lifestyle Properties, Inc. (ö)(Ñ)	3,152	151

	Principal Amount ($) or Shares	Market Value $
Equity One, Inc. (ö)(Ñ)	4,879	94
Evercore Partners, Inc. Class A	53,800	703
Extra Space Storage, Inc. (ö)(Ñ)	392	6
FBL Financial Group, Inc. Class A (Ñ)	5,300	111
FelCor Lodging Trust, Inc. (ö)(Ñ)	25,900	207
First American Corp. (Ñ)	9,500	239
First Community Bancshares, Inc. (Ñ)	1,200	43
First Financial Bancorp (Ñ)	6,100	69
First Financial Bankshares, Inc. (Ñ)	2,195	101
First Industrial Realty Trust, Inc. (ö)(Ñ)	18,000	446
First Merchants Corp. (Ñ)	600	13
First Place Financial Corp. (Ñ)	9,800	107
First Potomac Realty Trust (ö)(Ñ)	4,300	68
Flagstar Bancorp, Inc. (Ñ)	6,700	30
Flushing Financial Corp.	28,100	495
Franklin Street Properties Corp. (ö)(Ñ)	35,418	435
Frontier Financial Corp. (Ñ)	13,871	160
GAMCO Investors, Inc. Class A (Ñ)	3,500	157
Glimcher Realty Trust (ö)(Ñ)	2,800	26
Gramercy Capital Corp. (ö)(Ñ)	1,819	12
Green Bankshares, Inc. (Ñ)	5,300	73
Hallmark Financial Services (Æ)(Ñ)	7,578	73
Hanover Insurance Group, Inc. (The)	17,800	764
Harleysville Group, Inc. (Ñ)	7,697	274
HCC Insurance Holdings, Inc.	25,700	582
Heartland Payment Systems, Inc. (Ñ)	4,689	108
Hercules Technology Growth Capital, Inc.	91,900	914
Heritage Commerce Corp. (Ñ)	3,520	37
Hersha Hospitality Trust (ö)	3,300	23
Highwoods Properties, Inc. (ö)	430	16
Home Bancshares, Inc. (Ñ)	1,013	26
Horace Mann Educators Corp.	14,500	201
Hospitality Properties Trust (ö)(Ñ)	30,200	643
HRPT Properties Trust (ö)(Ñ)	72,900	511
Hudson City Bancorp, Inc. (Ñ)	10,300	188
Hypercom Corp. (Æ)	175,195	851
Independent Bank Corp. (Ñ)	5,138	134
Integra Bank Corp. (Ñ)	4,000	31
Interactive Data Corp.	8,813	254
Intersections, Inc. (Æ)	42,267	371
Intervest Bancshares Corp. Class A	1,416	11
Invesco, Ltd.	39,354	917
Investors Bancorp, Inc. (Æ)	42,900	653
Investors Real Estate Trust (ö)(Ñ)	12,500	131
IPC Holdings, Ltd. (Ñ)	18,100	581
Jack Henry & Associates, Inc. (Ñ)	5,447	118
Jefferies Group, Inc.	48,400	919
Kayne Anderson Energy Development Co. (Ñ)	1,700	38

12	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kite Realty Group Trust (ö)(Ñ)	9,200	114
Knight Capital Group, Inc. Class A (Æ)(Ñ)	115,077	1,886
Kohlberg Capital Corp. (Ñ)	42,711	385
LaBranche & Co., Inc. (Æ)	33,600	232
LandAmerica Financial Group, Inc.	13,200	152
LTC Properties, Inc. (ö)(Ñ)	15,533	454
Mack-Cali Realty Corp. (ö)	14,200	545
MainSource Financial Group, Inc. (Ñ)	10,300	184
Meadowbrook Insurance Group, Inc.	11,600	74
Medical Properties Trust, Inc. (ö)(Ñ)	16,840	187
MFA Mortgage Investments, Inc. (ö)	25,984	168
Mid-America Apartment Communities, Inc. (ö)	3,664	211
Midwest Banc Holdings, Inc. (Ñ)	41,482	231
MVC Capital, Inc.	1,400	20
National Health Investors, Inc. (ö)	955	30
National Interstate Corp. (Ñ)	1,689	34
National Penn Bancshares, Inc. (Ñ)	18,095	243
National Retail Properties, Inc. (ö)(Ñ)	62,219	1,315
Navigators Group, Inc. (Æ)	7,669	365
NBT Bancorp, Inc. (Ñ)	2,400	59
NewStar Financial, Inc. (Æ)(Ñ)	6,200	34
NorthStar Realty Finance Corp. (ö)(Ñ)	88,894	745
OceanFirst Financial Corp. (Ñ)	3,625	66
Old National Bancorp (Ñ)	16,857	256
Old Second Bancorp, Inc. (Ñ)	1,800	27
Omega Healthcare Investors, Inc. (ö)(Ñ)	14,584	252
OneBeacon Insurance Group, Ltd. Class A (Ñ)	9,700	176
optionsXpress Holdings, Inc. (Ñ)	5,790	144
Oriental Financial Group, Inc.	20,800	361
Oritani Financial Corp. (Æ)(Ñ)	2,842	47
Pacific Capital Bancorp NA (Ñ)	12,964	169
Parkway Properties, Inc. (ö)(Ñ)	7,900	279
PartnerRe, Ltd. - ADR	8,900	626
Patriot Capital Funding, Inc. (Ñ)	2,800	20
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	23,600	435
Permian Basin Royalty Trust (Ñ)	26,400	590
Piper Jaffray Cos. (Æ)(Ñ)	25,500	905
Platinum Underwriters Holdings, Ltd. (Ñ)	14,100	509
PMA Capital Corp. Class A (Æ)(Ñ)	8,100	81
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	579	23
Potlatch Corp. (ö)(Ñ)	27,378	1,275
Preferred Bank (Ñ)	2,100	15
Procentury Corp. (Ñ)	2,400	39
Prospect Capital Corp. (Ñ)	4,800	63
Protective Life Corp. (Ñ)	17,100	615
Provident Bankshares Corp. (Ñ)	13,500	123

	Principal Amount ($) or Shares	Market Value $
PS Business Parks, Inc. (ö)	1,311	69
Pzena Investment Management, Inc.	26,900	250
RAIT Financial Trust (ö)(Ñ)	6,679	44
Ramco-Gershenson Properties Trust (ö)(Ñ)	5,200	112
Reinsurance Group of America, Inc. (Ñ)	4,400	219
RenaissanceRe Holdings, Ltd. (Ñ)	6,700	341
Ryder System, Inc. (Ñ)	9,400	620
S1 Corp. (Æ)	33,200	270
Safety Insurance Group, Inc. (Ñ)	5,769	245
Sandy Spring Bancorp, Inc. (Ñ)	2,500	42
Santander BanCorp	1,000	11
SCBT Financial Corp. (Ñ)	3,048	106
SeaBright Insurance Holdings, Inc. (Æ)(Ñ)	11,347	130
Senior Housing Properties Trust (ö)(Ñ)	22,819	480
Simmons First National Corp. Class A (Ñ)	1,700	51
Southside Bancshares, Inc. (Ñ)	1,890	37
Southwest Bancorp, Inc. (Ñ)	8,141	113
Sovran Self Storage, Inc. (ö)(Ñ)	15,000	627
StanCorp Financial Group, Inc.	13,200	652
Sterling Bancorp (Ñ)	13,200	185
Sterling Bancshares, Inc. (Ñ)	24,780	241
Stifel Financial Corp. (Æ)	8,662	365
Sun Bancorp, Inc. (Æ)(Ñ)	5,145	56
Sunstone Hotel Investors, Inc. (ö)(Ñ)	46,998	608
SVB Financial Group (Æ)(Ñ)	6,230	359
SWS Group, Inc. (Ñ)	1,600	30
Texas Capital Bancshares, Inc. (Æ)(Ñ)	5,156	83
TNS, Inc. (Æ)(Ñ)	1,129	26
Tompkins Financial Corp. (Ñ)	1,200	51
Tower Group, Inc. (Ñ)	3,673	84
TradeStation Group, Inc. (Æ)	1,973	21
Transatlantic Holdings, Inc. (Ñ)	3,800	220
U-Store-It Trust (ö)(Ñ)	86,800	1,011
UDR, Inc. (ö)(Ñ)	9,800	250
United America Indemnity, Ltd. Class A (Æ)(Ñ)	7,700	100
United Financial Bancorp, Inc.	917	11
United Rentals, Inc. (Æ)(Ñ)	33,781	547
Universal American Corp. (Æ)(Ñ)	12,400	130
Universal Health Realty Income Trust (ö)(Ñ)	2,184	76
Urstadt Biddle Properties, Inc. Class A (ö)(Ñ)	3,200	53
ViewPoint Financial Group	30,300	490
Waddell & Reed Financial, Inc. Class A	8,865	296
Washington Trust Bancorp, Inc. (Ñ)	900	21
Webster Financial Corp. (Ñ)	23,300	463
WesBanco, Inc. (Ñ)	6,200	141
Westfield Financial, Inc. (Ñ)	2,900	29

Equity II Fund	13

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wilshire Bancorp, Inc. (Ñ)	3,100	38
World Acceptance Corp. (Æ)(Ñ)	6,650	218
WSFS Financial Corp. (Ñ)	2,319	126
Zenith National Insurance Corp. (Ñ)	48,700	1,676

		60,750

Health Care - 11.0%
Adolor Corp. (Æ)(Ñ)	26,500	106
Affymetrix, Inc. (Æ)(Ñ)	85,826	676
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	2,600	244
Align Technology, Inc. (Æ)(Ñ)	17,983	180
Alnylam Pharmaceuticals, Inc. (Æ)(Ñ)	7,750	270
American Oriental Bioengineering, Inc. (Æ)(Ñ)	2,668	25
AMERIGROUP Corp. Class A (Æ)	20,007	508
Amsurg Corp. Class A (Æ)	9,631	258
Analogic Corp. (Ñ)	10,730	785
Angiodynamics, Inc. (Æ)	1,602	26
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	42,899	140
Arthrocare Corp. (Æ)(Ñ)	12,708	269
Assisted Living Concepts, Inc. (Æ)(Ñ)	14,007	80
Bio-Rad Laboratories, Inc. Class A (Æ)	3,877	346
Bio-Reference Labs, Inc. (Æ)(Ñ)	5,202	135
BioScrip, Inc. (Æ)	207,270	790
Candela Corp. (Æ)	251,814	577
Capital Senior Living Corp. (Æ)(Ñ)	6,671	46
Caraco Pharmaceutical Laboratories, Ltd. (Æ)(Ñ)	4,676	65
Centene Corp. (Æ)(Ñ)	38,520	859
Charles River Laboratories International, Inc. (Æ)	22,221	1,477
Columbia Laboratories, Inc. (Æ)(Ñ)	14,581	60
Computer Programs & Systems, Inc. (Ñ)	2,100	52
Conmed Corp. (Æ)	1,405	43
Covance, Inc. (Æ)(Ñ)	10,460	960
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	7,157	162
Datascope Corp.	29,358	1,371
DaVita, Inc. (Æ)	22,736	1,270
eResearchTechnology, Inc. (Æ)(Ñ)	69,053	1,005
Gen-Probe, Inc. (Æ)	26,021	1,388
Gentiva Health Services, Inc. (Æ)	9,300	238
Haemonetics Corp. (Æ)	28,939	1,680
Hanger Orthopedic Group, Inc. (Æ)(Ñ)	4,100	70
Harvard Bioscience, Inc. (Æ)(Ñ)	62,231	310
HealthExtras, Inc. (Æ)(Ñ)	8,297	249
Healthsouth Corp. (Æ)(Ñ)	11,522	189
Healthspring, Inc. (Æ)(Ñ)	41,369	805
HMS Holdings Corp. (Æ)(Ñ)	59,503	1,481

	Principal Amount ($) or Shares	Market Value $
Hologic, Inc. (Æ)(Ñ)	60,721	1,122
Humana, Inc. (Æ)(Ñ)	5,200	228
Icon PLC - ADR (Æ)(Ñ)	14,190	1,140
Illumina, Inc. (Æ)(Ñ)	55,725	5,196
Immucor, Inc. (Æ)	62,309	1,877
Invacare Corp. (Ñ)	9,911	233
Invitrogen Corp. (Æ)(Ñ)	10,800	479
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	13,784	236
Kendle International, Inc. (Æ)	5,985	246
Kensey Nash Corp. (Æ)(Ñ)	3,061	106
Kindred Healthcare, Inc. (Æ)	17,507	472
King Pharmaceuticals, Inc. (Æ)(Ñ)	89,600	1,031
Life Sciences Research, Inc. (Æ)	2,608	88
Lincare Holdings, Inc. (Æ)(Ñ)	18,800	606
Luminex Corp. (Æ)(Ñ)	33,100	728
Magellan Health Services, Inc. (Æ)	2,666	111
Masimo Corp. (Æ)(Ñ)	39,300	1,484
Medicis Pharmaceutical Corp. Class A (Ñ)	11,920	219
Merit Medical Systems, Inc. (Æ)	19,200	388
Molina Healthcare, Inc. (Æ)(Ñ)	17,803	531
Myriad Genetics, Inc. (Æ)(Ñ)	7,900	525
Natus Medical, Inc. (Æ)(Ñ)	35,600	826
NPS Pharmaceuticals, Inc. (Æ)	4,916	26
NuVasive, Inc. (Æ)(Ñ)	33,705	1,893
Odyssey HealthCare, Inc. (Æ)(Ñ)	3,000	28
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	8,163	430
Owens & Minor, Inc. (Ñ)	5,700	262
Parexel International Corp. (Æ)	39,785	1,163
Patterson Cos., Inc. (Æ)	37,577	1,174
Pediatrix Medical Group, Inc. (Æ)	10,466	509
Perrigo Co. (Ñ)	50,652	1,785
Pharmaceutical Product Development, Inc.	6,200	237
PharmaNet Development Group, Inc. (Æ)(Ñ)	6,206	150
PharMerica Corp. (Æ)	11,400	270
Phase Forward, Inc. (Æ)	29,400	541
PSS World Medical, Inc. (Æ)	11,222	188
Psychiatric Solutions, Inc. (Æ)(Ñ)	51,284	1,796
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	4,651	23
RehabCare Group, Inc. (Æ)(Ñ)	10,800	179
Res-Care, Inc. (Æ)(Ñ)	2,907	53
Retractable Technologies, Inc. (Æ)	110,746	135
Sirona Dental Systems, Inc. (Æ)(Ñ)	7,822	194
Somanetics Corp. (Æ)(Ñ)	1,227	27
SonoSite, Inc. (Æ)	6,367	209
Stericycle, Inc. (Æ)	25,980	1,552
STERIS Corp.	3,700	126
Sun Healthcare Group, Inc. (Æ)	10,148	145
Symmetry Medical, Inc. (Æ)	4,769	80

14	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Techne Corp. (Æ)	22,691	1,804
Universal Health Services, Inc. Class B (Ñ)	4,700	285
Viropharma, Inc. (Æ)(Ñ)	67,052	825
Vivus, Inc. (Æ)(Ñ)	25,284	213
Watson Pharmaceuticals, Inc. Class B (Æ)	31,870	921
West Pharmaceutical Services, Inc.	15,200	698

		54,988

Integrated Oils - 0.1%
Vaalco Energy, Inc. (Æ)(Ñ)	68,830	451

Materials and Processing - 10.9%
Aceto Corp. (Ñ)	47,343	356
Acuity Brands, Inc. (Ñ)	8,293	339
Airgas, Inc.	28,514	1,633
AK Steel Holding Corp. (Ñ)	4,200	267
AM Castle & Co. (Ñ)	30,600	619
Andersons, Inc. (The) (Ñ)	3,200	145
Apogee Enterprises, Inc. (Ñ)	48,820	844
Armstrong World Industries, Inc. (Ñ)	3,400	115
Ashland, Inc.	11,600	485
Avant Immunotherapeutics, Inc. (Æ)(Ñ)	835	14
Barnes Group, Inc.	30,600	691
Beacon Roofing Supply, Inc. (Æ)(Ñ)	8,775	117
Brady Corp. Class A	8,085	297
Buckeye Technologies, Inc. (Æ)	54,280	529
Cabot Corp. (Ñ)	63,090	1,693
Calgon Carbon Corp. (Æ)(Ñ)	15,431	293
Celanese Corp. Class A (Ñ)	22,600	871
Ceradyne, Inc. (Æ)	8,300	385
CF Industries Holdings, Inc.	5,400	883
Chemtura Corp.	85,800	559
Chicago Bridge & Iron Co. NV	17,838	585
CIRCOR International, Inc.	10,300	613
Clean Harbors, Inc. (Æ)	3,794	296
Cleveland-Cliffs, Inc.	8,500	922
Coeur d’Alene Mines Corp. (Æ)(Ñ)	177,585	513
Comfort Systems USA, Inc. (Ñ)	28,700	381
Commercial Metals Co. (Ñ)	16,200	484
Compass Minerals International, Inc. (Ñ)	1,900	144
Domtar Corp. (Æ)(Ñ)	75,200	429
DuPont Fabros Technology, Inc. (ö)	36,100	590
Dycom Industries, Inc. (Æ)(Ñ)	8,000	127
EMCOR Group, Inc. (Æ)(Ñ)	64,116	1,931
Encore Wire Corp. (Ñ)	8,600	157
Energy Conversion Devices, Inc. (Æ)(Ñ)	4,700	329
EnerSys (Æ)(Ñ)	10,500	339
Ennis, Inc. (Ñ)	39,800	615

	Principal Amount ($) or Shares	Market Value $
Ferro Corp. (Ñ)	32,501	707
Gerdau Ameristeel Corp. (Ñ)	40,500	646
Gibraltar Industries, Inc. (Ñ)	35,400	560
Glatfelter (Ñ)	64,347	941
GrafTech International, Ltd. (Æ)	8,067	189
Granite Construction, Inc. (Ñ)	1,700	54
Haynes International, Inc. (Æ)(Ñ)	12,130	575
HB Fuller Co.	10,400	260
Hercules, Inc.	16,057	322
Horsehead Holding Corp. (Æ)(Ñ)	34,700	423
IAMGOLD Corp.	125,764	833
Innophos Holdings, Inc. (Ñ)	4,094	120
Innospec, Inc. (Ñ)	4,359	77
Insituform Technologies, Inc. Class A (Æ)(Ñ)	59,770	1,033
Insteel Industries Inc. (Ñ)	6,551	116
Interface, Inc. Class A (Ñ)	12,587	149
Jacobs Engineering Group, Inc. (Æ)	12,000	928
KBR, Inc.	51,566	1,470
Koppers Holdings, Inc. (Ñ)	4,959	214
LB Foster Co. Class A (Æ)(Ñ)	3,573	137
Lennox International, Inc.	20,000	714
LSB Industries, Inc. (Æ)(Ñ)	1,216	27
LSI Industries, Inc. (Ñ)	16,879	156
Lubrizol Corp.	10,200	508
Lundin Mining Corp. (Æ)	73,700	395
Lydall, Inc. (Æ)(Ñ)	55,456	863
McDermott International, Inc. (Æ)	52,632	2,509
Memry Corp. (Æ)	16,628	40
Mercer International, Inc. (Æ)(Ñ)	8,400	52
Michael Baker Corp. (Æ)(Ñ)	400	12
Mueller Industries, Inc.	3,100	80
Myers Industries, Inc.	64,400	721
NewMarket Corp. (Ñ)	181	11
Novagold Resources, Inc. (Æ)(Ñ)	31,000	268
Olin Corp. (Ñ)	6,507	194
Olympic Steel, Inc. (Ñ)	4,859	247
OM Group, Inc. (Æ)(Ñ)	33,097	1,112
Owens Corning, Inc. (Æ)(Ñ)	18,900	492
Owens-Illinois, Inc. (Æ)	6,300	266
Penn Virginia GP Holdings, LP	2,377	74
Perini Corp. (Æ)(Ñ)	26,200	717
PolyOne Corp. (Æ)(Ñ)	17,389	130
Quaker Chemical Corp.	674	20
Quanex Building Products Corp. (Ñ)	1,383	21
Quanta Services, Inc. (Æ)(Ñ)	45,300	1,399
Reliance Steel & Aluminum Co. (Ñ)	6,400	404
Resource Capital Corp. (ö)(Ñ)	5,900	39
Richmont Mines, Inc. (Æ)(Ñ)	8,614	25

Equity II Fund	15

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rock-Tenn Co. Class A (Ñ)	10,511	374
Rockwood Holdings, Inc. (Æ)(Ñ)	377	14
Schnitzer Steel Industries, Inc. Class A	5,200	469
Schulman A, Inc.	2,100	49
Scotts Miracle-Gro Co. (The) Class A	3,367	66
Seabridge Gold, Inc. (Æ)(Ñ)	26,000	516
Shaw Group, Inc. (The) (Æ)	12,700	734
Sigma-Aldrich Corp. (Ñ)	8,000	486
Silgan Holdings, Inc.	913	48
Sims Group, Ltd. - ADR	58,644	1,823
Sonoco Products Co. (Ñ)	14,500	473
Spartech Corp. (Ñ)	19,300	195
Standard Register Co. (The) (Ñ)	6,500	57
Steel Dynamics, Inc.	16,000	507
Symyx Technologies (Æ)(Ñ)	128,896	1,223
Temple-Inland, Inc.	127,800	2,077
Timken Co.	14,500	479
Tredegar Corp.	23,000	377
Universal Forest Products, Inc. (Ñ)	6,900	186
URS Corp. (Æ)(Ñ)	63,816	2,675
US Concrete, Inc. (Æ)(Ñ)	24,055	97
Valspar Corp.	15,900	345
Wausau Paper Corp. (Ñ)	8,990	80
WCA Waste Corp. (Æ)	44,446	228
Xerium Technologies, Inc. (Ñ)	6,324	29

		54,447

Miscellaneous - 1.2%
Carlisle Cos., Inc.	47,500	1,453
Johnson Controls, Inc. (Ñ)	20,300	612
Kaman Corp.	31,200	783
Lancaster Colony Corp.	19,607	637
Teleflex, Inc.	14,300	877
Walter Industries, Inc.	7,198	755
Wesco Financial Corp.	1,777	657

		5,774

Other Energy - 11.4%
Atlas America, Inc. (Ñ)	16,600	615
Atwood Oceanics, Inc. (Æ)	38,860	1,784
Berry Petroleum Co. Class A (Ñ)	24,088	1,037
Bill Barrett Corp. (Æ)(Ñ)	6,316	260
Bois d’Arc Energy, Inc. (Æ)(Ñ)	35,423	776
Bolt Technology Corp. (Æ)(Ñ)	26,960	599
Brigham Exploration Co. (Æ)(Ñ)	80,259	1,124
Bronco Drilling Co., Inc. (Æ)(Ñ)	50,280	880
Callon Petroleum Co. (Æ)(Ñ)	3,604	83
Cameron International Corp. (Æ)	23,000	1,098

	Principal Amount ($) or Shares	Market Value $
CARBO Ceramics, Inc. (Ñ)	11,300	618
Carrizo Oil & Gas, Inc. (Æ)(Ñ)	16,200	815
Cimarex Energy Co. (Ñ)	22,033	1,148
Clayton Williams Energy, Inc. (Æ)(Ñ)	947	88
Complete Production Services, Inc. (Æ)	16,600	529
Comstock Resources, Inc. (Æ)	17,522	1,069
Concho Resources, Inc. (Æ)	22,034	722
Continental Resources, Inc. (Æ)(Ñ)	27,479	1,570
Core Laboratories NV (Ñ)	15,893	2,060
Dawson Geophysical Co. (Æ)(Ñ)	1,968	129
Delek US Holdings, Inc. (Ñ)	20,500	164
Denbury Resources, Inc. (Æ)	62,165	1,749
Dril-Quip, Inc. (Æ)(Ñ)	36,738	1,989
Edge Petroleum Corp. (Æ)	1,697	9
Enbridge Energy Partners, LP Class A	12,500	622
Energy Partners, Ltd. (Æ)(Ñ)	16,096	191
EXCO Resources, Inc. (Æ)(Ñ)	82,890	2,159
Exterran Holdings, Inc. (Æ)(Ñ)	28,313	1,598
FMC Technologies, Inc. (Æ)	16,700	1,032
Forest Oil Corp. (Æ)(Ñ)	10,700	610
Geokinetics, Inc. (Æ)(Ñ)	36,558	658
GMX Resources, Inc. (Æ)(Ñ)	3,300	194
Grey Wolf, Inc. (Æ)(Ñ)	69,800	596
Gulf Island Fabrication, Inc. (Ñ)	7,700	341
Helix Energy Solutions Group, Inc. (Æ)	28,404	907
Helmerich & Payne, Inc.	18,800	1,112
Hercules Offshore, Inc. (Æ)(Ñ)	31,898	796
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	53,952	2,405
Hugoton Royalty Trust (Ñ)	18,828	594
International Coal Group, Inc. (Æ)(Ñ)	42,453	444
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	30,300	460
Key Energy Services, Inc. (Æ)	13,300	214
Lufkin Industries, Inc. (Ñ)	8,600	767
Mariner Energy, Inc. (Æ)(Ñ)	43,583	1,153
Matrix Service Co. (Æ)	663	15
McMoRan Exploration Co. (Æ)(Ñ)	3,459	93
Meridian Resource Corp. (Æ)(Ñ)	10,117	32
Mitcham Industries, Inc. (Æ)(Ñ)	5,474	84
Newfield Exploration Co. (Æ)(Ñ)	20,100	984
Oceaneering International, Inc. (Æ)(Ñ)	28,365	1,720
Oil States International, Inc. (Æ)	5,600	307
Omni Energy Services Corp. (Æ)(Ñ)	12,624	64
OSG America, LP	35,500	472
Patterson-UTI Energy, Inc. (Ñ)	7,900	225
Penn Virginia Corp.	11,811	718
PetroHawk Energy Corp. (Æ)	25,924	864
Petroquest Energy, Inc. (Æ)(Ñ)	36,634	765
Pioneer Drilling Co. (Æ)	6,942	110
Rosetta Resources, Inc. (Æ)(Ñ)	34,645	818

16	Equity II Fund

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Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rowan Cos., Inc. (Ñ)	39,700	1,580
Sabine Royalty Trust (Ñ)	3,700	235
St. Mary Land & Exploration Co.	10,800	460
Stone Energy Corp. (Æ)(Ñ)	28,010	1,429
Superior Energy Services, Inc. (Æ)(Ñ)	61,500	2,917
TEPPCO Partners, LP (Ñ)	17,500	536
Unit Corp. (Æ)	48,330	3,265
USEC, Inc. (Æ)(Ñ)	24,477	128
W&T Offshore, Inc. (Ñ)	8,900	394
Whiting Petroleum Corp. (Æ)	8,700	815
XTO Energy, Inc.	11,800	557

		57,355

Producer Durables - 8.9%
Actuant Corp. Class A (Ñ)	9,890	301
Aerovironment, Inc. (Æ)(Ñ)	13,700	447
AGCO Corp. (Æ)(Ñ)	26,369	1,578
Alliant Techsystems, Inc. (Æ)(Ñ)	3,700	366
Altra Holdings, Inc. (Æ)(Ñ)	39,381	657
Ametek, Inc.	8,200	392
AO Smith Corp. (Ñ)	13,200	524
Argon ST, Inc. (Æ)	10,900	270
Arris Group, Inc. (Æ)	8,831	85
ATMI, Inc. (Æ)(Ñ)	2,497	56
AZZ, Inc. (Æ)(Ñ)	10,000	458
BE Aerospace, Inc. (Æ)(Ñ)	4,500	116
Belden, Inc. (Ñ)	20,763	767
Bucyrus International, Inc. Class A	19,900	1,393
Cabot Microelectronics Corp. (Æ)	6,920	270
Canadian Solar, Inc. (Æ)(Ñ)	27,900	803
Cascade Corp. (Ñ)	6,200	272
Chart Industries, Inc. (Æ)	56,487	2,989
Cognex Corp. (Ñ)	5,467	103
Cohu, Inc.	24,898	396
Columbus McKinnon Corp. (Æ)(Ñ)	21,617	556
CommScope, Inc. (Æ)(Ñ)	12,818	572
Credence Systems Corp. (Æ)(Ñ)	113,830	146
CTS Corp. (Ñ)	13,400	172
Darling International, Inc. (Æ)	22,622	366
Donaldson Co., Inc. (Ñ)	23,100	1,042
Dover Corp.	16,200	804
Ducommun, Inc.	7,124	195
Electro Scientific Industries, Inc. (Æ)	72,040	1,127
EnergySolutions, Inc. (Ñ)	10,100	207
EnPro Industries, Inc. (Æ)(Ñ)	7,608	274
Entegris, Inc. (Æ)	18,142	115
Esterline Technologies Corp. (Æ)	5,208	254
Federal Signal Corp. (Ñ)	17,400	250

	Principal Amount ($) or Shares	Market Value $
Flowserve Corp.	14,400	1,920
Gardner Denver, Inc. (Æ)	9,600	438
Goodrich Corp.	2,600	128
Graham Corp.	5,629	501
GT Solar International, Inc. (Æ)	11,100	136
Hardinge, Inc.	3,900	62
Herman Miller, Inc. (Ñ)	3,024	79
HNI Corp. (Ñ)	6,339	137
Hovnanian Enterprises, Inc. Class A (Æ)(Ñ)	13,681	96
InterDigital, Inc. (Æ)(Ñ)	761	18
Itron, Inc. (Æ)(Ñ)	11,468	1,059
Joy Global, Inc.	46,680	3,371
K-Tron International, Inc. (Æ)(Ñ)	494	69
Kennametal, Inc.	17,500	521
Kimball International, Inc. Class B	94,950	1,017
KLA-Tencor Corp. (Ñ)	15,000	564
Lexmark International, Inc. Class A (Æ)(Ñ)	12,800	449
M/I Homes, Inc. (Ñ)	7,500	142
Manitowoc Co., Inc. (The) (Ñ)	16,000	422
MDC Holdings, Inc. (Ñ)	2,000	83
Metalico, Inc. (Æ)	11,200	173
NVR, Inc. (Æ)	500	276
Orbital Sciences Corp. (Æ)(Ñ)	11,076	277
Perceptron, Inc. (Æ)	93,350	747
Pitney Bowes, Inc. (Ñ)	14,300	453
Plantronics, Inc. (Ñ)	22,971	559
Powerwave Technologies, Inc. (Æ)(Ñ)	28,200	116
Ritchie Bros Auctioneers, Inc.	95,682	2,498
Robbins & Myers, Inc. (Ñ)	46,255	2,348
Ryland Group, Inc. (Ñ)	9,563	197
SBA Communications Corp. Class A (Æ)	39,384	1,492
Steelcase, Inc. Class A (Ñ)	19,300	192
Sun Hydraulics Corp. (Ñ)	3,300	136
Technitrol, Inc. (Ñ)	62,191	872
Tecumseh Products Co. Class A (Æ)(Ñ)	31,858	1,043
Teledyne Technologies, Inc. (Æ)	1,100	69
Terex Corp. (Æ)(Ñ)	9,600	454
Thomas & Betts Corp. (Æ)(Ñ)	9,600	397
Twin Disc, Inc. (Ñ)	29,546	594
Ultra Clean Holdings (Æ)(Ñ)	51,000	334
Ultratech, Inc. (Æ)(Ñ)	7,721	114
Varian Semiconductor Equipment Associates, Inc. (Æ)	22,945	670
Waters Corp. (Æ)	13,348	907
Woodward Governor Co. (Ñ)	9,200	414
Zygo Corp. (Æ)(Ñ)	400	4

		44,871

Equity II Fund	17

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 14.8%
3Com Corp. (Æ)(Ñ)	88,800	167
Adaptec, Inc. (Æ)(Ñ)	29,852	109
Adtran, Inc. (Ñ)	29,099	651
Affiliated Computer Services, Inc. Class A (Æ)	16,000	771
American Science & Engineering, Inc.	4,700	266
Amkor Technology, Inc. (Æ)(Ñ)	58,600	513
Amphenol Corp. Class A	67,266	3,207
Ansys, Inc. (Æ)(Ñ)	58,150	2,668
Arrow Electronics, Inc. (Æ)	36,800	1,186
Atheros Communications, Inc. (Æ)(Ñ)	27,940	866
AuthenTec, Inc. (Æ)(Ñ)	88,630	677
Avnet, Inc. (Æ)(Ñ)	37,900	1,033
Avocent Corp. (Æ)(Ñ)	15,091	359
Bel Fuse, Inc. Class B (Ñ)	1,900	54
Benchmark Electronics, Inc. (Æ)(Ñ)	42,300	619
BGC Partners, Inc. Class A (Æ)	20,200	143
Blackbaud, Inc.	8,127	145
Blackboard, Inc. (Æ)	23,320	932
Bookham, Inc. (Æ)(Ñ)	36,000	68
CACI International, Inc. Class A (Æ)	10,522	473
Cavium Networks, Inc. (Æ)(Ñ)	25,103	403
Celestica, Inc. (Æ)(Ñ)	44,190	351
Ceva, Inc. (Æ)	1,518	12
Check Point Software Technologies (Æ)	25,500	582
Ciber, Inc. (Æ)(Ñ)	48,300	342
ClearOne Communications, Inc. (Æ)	333	1
Cognizant Technology Solutions Corp. Class A (Æ)	17,390	488
Commvault Systems, Inc. (Æ)(Ñ)	3,160	48
Compuware Corp. (Æ)	48,400	532
COMSYS IT Partners, Inc. (Æ)	516	5
Comverse Technology, Inc. (Æ)	58,019	869
Concur Technologies, Inc. (Æ)(Ñ)	25,791	1,063
Constant Contact, Inc. (Æ)(Ñ)	21,000	374
Cray, Inc. (Æ)(Ñ)	14,026	71
CSG Systems International, Inc. (Æ)	11,700	208
Cubic Corp. (Ñ)	9,000	241
Daktronics, Inc. (Ñ)	8,307	148
Data Domain, Inc. (Æ)(Ñ)	4,750	102
Digital River, Inc. (Æ)(Ñ)	7,178	286
DSP Group, Inc. (Æ)(Ñ)	1,800	13
Electronics for Imaging, Inc. (Æ)(Ñ)	15,789	221
Emulex Corp. (Æ)(Ñ)	15,573	176
Equinix, Inc. (Æ)	6,200	504
Extreme Networks (Æ)(Ñ)	48,300	142
F5 Networks, Inc. (Æ)(Ñ)	31,572	920

	Principal Amount ($) or Shares	Market Value $
First Solar, Inc. (Æ)(Ñ)	3,500	998
Flextronics International, Ltd. (Æ)	125,170	1,118
Flir Systems, Inc. (Æ)(Ñ)	19,800	807
Foundry Networks, Inc. (Æ)	13,325	232
Garmin, Ltd. (Ñ)	18,063	644
Gartner, Inc. (Æ)(Ñ)	2,122	52
Harmonic, Inc. (Æ)(Ñ)	9,384	73
Harris Corp.	11,310	545
Harris Stratex Networks, Inc. Class A (Æ)(Ñ)	1,505	11
Hittite Microwave Corp. (Æ)(Ñ)	13,493	431
II-VI, Inc. (Æ)(Ñ)	2,237	86
Imation Corp. (Ñ)	25,308	482
Informatica Corp. (Æ)	47,050	762
Ingram Micro, Inc. Class A (Æ)	41,100	757
Integrated Device Technology, Inc. (Æ)	124,796	1,250
Integrated Silicon Solution, Inc. (Æ)	2,500	11
International Rectifier Corp. (Æ)(Ñ)	27,308	461
Interwoven, Inc. (Æ)	15,900	224
ION Geophysical Corp. (Æ)(Ñ)	20,438	326
Jabil Circuit, Inc.	47,900	779
JDA Software Group, Inc. (Æ)(Ñ)	13,052	223
Mantech International Corp. Class A (Æ)	11,000	614
Marvell Technology Group, Ltd. (Æ)	63,632	941
MEMC Electronic Materials, Inc. (Æ)	9,000	416
Mentor Graphics Corp. (Æ)(Ñ)	4,058	56
Mercury Computer Systems, Inc. (Æ)(Ñ)	2,888	22
Methode Electronics, Inc.	15,700	176
Micrel, Inc.	130,300	1,240
Micros Systems, Inc. (Æ)(Ñ)	92,639	2,935
Microsemi Corp. (Æ)(Ñ)	52,003	1,350
MicroStrategy, Inc. Class A (Æ)	3,505	212
Monolithic Power Systems, Inc. (Æ)(Ñ)	33,900	737
NAM TAI Electronics, Inc.	67,600	779
NCI, Inc. (Æ)	1,087	26
NCR Corp. (Æ)	38,480	1,034
Ness Technologies, Inc. (Æ)(Ñ)	35,900	444
Netlogic Microsystems, Inc. (Æ)(Ñ)	59,320	1,899
Nice Systems, Ltd. - ADR (Æ)(Ñ)	96,238	2,845
Omniture, Inc. (Æ)(Ñ)	38,648	671
ON Semiconductor Corp. (Æ)(Ñ)	13,800	130
OSI Systems, Inc. (Æ)(Ñ)	29,610	624
Park Electrochemical Corp. (Ñ)	3,959	100
PerkinElmer, Inc.	76,535	2,227
Perot Systems Corp. Class A (Æ)	3,223	54
Plexus Corp. (Æ)	6,200	177
Power Integrations, Inc. (Æ)(Ñ)	25,150	687
QLogic Corp. (Æ)(Ñ)	26,600	501

18	Equity II Fund

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Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rackable Systems, Inc. (Æ)	7,511	95
RealNetworks, Inc. (Æ)	31,600	217
SAIC, Inc. (Æ)	51,600	975
Salesforce.com, Inc. (Æ)(Ñ)	4,500	287
Sanmina-SCI Corp. (Æ)(Ñ)	245,300	434
Satyam Computer Services, Ltd. - ADR (Ñ)	23,020	491
Scansource, Inc. (Æ)(Ñ)	8,624	265
Seagate Technology	31,000	464
Secure Computing Corp. (Æ)(Ñ)	26,782	105
Silicon Image, Inc. (Æ)	28,549	200
Skyworks Solutions, Inc. (Æ)(Ñ)	42,900	406
Solera Holdings, Inc. (Æ)(Ñ)	32,410	940
SonicWALL, Inc. (Æ)(Ñ)	40,000	234
SPSS, Inc. (Æ)(Ñ)	1,400	46
Standard Microsystems Corp. (Æ)(Ñ)	3,662	97
STEC, Inc. (Æ)(Ñ)	18,458	185
Sunpower Corp. Class A (Æ)	2,800	226
Sybase, Inc. (Æ)(Ñ)	51,334	1,725
SYKES Enterprises, Inc. (Æ)(Ñ)	200	4
Synaptics, Inc. (Æ)(Ñ)	8,317	401
Syniverse Holdings, Inc. (Æ)(Ñ)	83,679	1,356
SYNNEX Corp. (Æ)(Ñ)	8,000	187
Tekelec (Æ)(Ñ)	12,764	199
Tellabs, Inc. (Æ)(Ñ)	57,600	296
Tier Technologies, Inc. Class B (Æ)	109,690	890
Trimble Navigation, Ltd. (Æ)(Ñ)	31,213	1,036
TriQuint Semiconductor, Inc. (Æ)(Ñ)	96,419	543
TTM Technologies, Inc. (Æ)	62,825	707
Tyler Technologies, Inc. (Æ)(Ñ)	21,719	347
Verigy, Ltd. (Æ)	25,000	556
Verint Systems, Inc. (Æ)	23,684	509
Vignette Corp. (Æ)(Ñ)	5,538	62
Vishay Intertechnology, Inc. (Æ)	120,541	1,081
Vocus, Inc. (Æ)	53,875	1,917
Volterra Semiconductor Corp. (Æ)(Ñ)	20,300	333
Website Pros, Inc. (Æ)(Ñ)	1,200	8
Western Digital Corp. (Æ)	19,600	564
White Electronic Designs Corp. (Æ)	185,330	869
Xilinx, Inc. (Ñ)	24,000	596
Zoran Corp. (Æ)(Ñ)	21,955	182

		74,213

Utilities - 3.4%
Alliant Energy Corp. (Ñ)	13,500	435
Atlantic Tele-Network, Inc. (Ñ)	4,000	122
Atmos Energy Corp. (Ñ)	30,110	797

	Principal Amount ($) or Shares	Market Value $
Aventine Renewable Energy Holdings, Inc. (Æ)(Ñ)	11,300	77
Avista Corp. (Ñ)	49,220	1,113
Black Hills Corp. (Ñ)	7,491	242
California Water Service Group	11,600	426
Centennial Communications Corp. (Æ)(Ñ)	13,169	106
CenturyTel, Inc. (Ñ)	42,600	1,584
Cincinnati Bell, Inc. (Æ)	63,146	246
Cleco Corp. (Ñ)	65,906	1,656
E.W. Scripps Co. Class A (Ñ)	3,290	23
El Paso Electric Co. (Æ)(Ñ)	14,374	297
El Paso Pipeline Partners, LP (Ñ)	27,500	536
Idacorp, Inc. (Ñ)	55,850	1,665
Iowa Telecommunications Services, Inc. (Ñ)	10,713	199
iPCS, Inc. (Æ)(Ñ)	3,345	90
Laclede Group, Inc. (The) (Ñ)	6,000	255
MDU Resources Group, Inc. (Ñ)	9,400	300
MGE Energy, Inc.	700	25
New Jersey Resources Corp. (Ñ)	17,550	598
Nicor, Inc. (Ñ)	2,300	92
NII Holdings, Inc. (Æ)(Ñ)	11,900	650
NTELOS Holdings Corp. (Ñ)	6,976	167
Oneok, Inc. (Ñ)	9,000	409
Pepco Holdings, Inc. (Ñ)	35,200	878
Pike Electric Corp. (Æ)(Ñ)	5,918	105
Premiere Global Services, Inc. (Æ)(Ñ)	19,300	292
Southwest Gas Corp. (Ñ)	68,164	1,970
Southwest Water Co. (Ñ)	6,400	69
Suburban Propane Partners, LP (Ñ)	5,300	205
Telephone & Data Systems, Inc. (Ñ)	900	38
UGI Corp.	50,300	1,361
USA Mobility, Inc. (Æ)(Ñ)	6,300	51
WGL Holdings, Inc. (Ñ)	1,700	59

		17,138

Total Common Stocks
(cost $465,800)		476,980

Short-Term Investments - 5.9%
Russell Investment Company Money Market Fund	27,036,001	27,036
United States Treasury Bills (ç)(ž)(§) 1.920% due 09/18/08	2,500	2,494

Total Short-Term Investments
(cost $29,530)		29,530

Equity II Fund	19

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 44.1%
Russell Investment Company Money Market Fund (×)	80,401,675	80,402
State Street Securities Lending Quality Trust (×)	140,744,504	140,745

Total Other Securities
(cost $221,147)		221,147

Total Investments - 145.1%
(identified cost $716,477)		727,657

Other Assets and Liabilities, Net - (45.1%)		(226,231)

Net Assets - 100.0%		501,426

See accompanying notes which are an integral part of the financial statements.

20	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	332	USD	23,755	09/08	529

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					529

See accompanying notes which are an integral part of the financial statements.

Equity II Fund	21

Russell Investment Company

Equity Q Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 109.5%
Auto and Transportation - 2.5%
Alexander & Baldwin, Inc.	11,400	495
ArvinMeritor, Inc.	27,400	378
Autoliv, Inc.	51,900	2,026
Burlington Northern Santa Fe Corp. (Û)	31,465	3,276
CH Robinson Worldwide, Inc.	1,500	72
CSX Corp. (Û)	83,600	5,650
Expeditors International of Washington, Inc.	3,100	110
FedEx Corp. (Û)	32,000	2,523
Forward Air Corp.	12,700	465
Frontline, Ltd. (Ñ)	33,500	2,150
Genuine Parts Co.	40,700	1,632
Goodyear Tire & Rubber Co. (The) (Æ)	66,000	1,296
JB Hunt Transport Services, Inc. (Ñ)	67,004	2,478
Kansas City Southern (Æ)	1,200	66
Kirby Corp. (Æ)	52,480	2,504
Landstar System, Inc.	12,117	613
Lear Corp. (Æ)	32,900	474
Navistar International Corp. (Æ)	5,800	325
Norfolk Southern Corp. (Û)	38,100	2,740
Skywest, Inc.	28,300	431
Southwest Airlines Co.	1,500	23
TRW Automotive Holdings Corp. (Æ)	34,900	647
Union Pacific Corp. (Û)	61,800	5,095
UTI Worldwide, Inc.	13,900	253
WABCO Holdings, Inc.	2,300	104
Werner Enterprises, Inc. (Ñ)	36,700	874

		36,700

Consumer Discretionary - 14.8%
Accenture, Ltd. Class A (Û)	384,316	16,049
Activision Blizzard, Inc. (Æ)	26,450	952
Aeropostale, Inc. (Æ)	65,950	2,127
Allied Waste Industries, Inc. (Æ)	76,400	924
Amazon.com, Inc. (Æ)	2,727	208
American Eagle Outfitters, Inc.	26,700	374
American Greetings Corp. Class A	6,210	92
Apollo Group, Inc. Class A (Æ)	24,861	1,549
AutoNation, Inc. (Æ)	134,100	1,384
Avon Products, Inc.	46,100	1,955
Best Buy Co., Inc. (Û)	147,847	5,873
Big Lots, Inc. (Æ)	28,300	862
BJ’s Wholesale Club, Inc. (Æ)	74,974	2,814
Brinker International, Inc.	30,300	557
Burger King Holdings, Inc.	10,600	284
CBS Corp. Class B (Û)	370,994	6,069

	Principal Amount ($) or Shares	Market Value $
Chipotle Mexican Grill, Inc. Class A (Æ)	1,057	72
Coach, Inc. (Æ)(Û)	136,100	3,472
Columbia Sportswear Co.	7,300	272
Convergys Corp. (Æ)	44,200	561
Copart, Inc. (Æ)	12,000	526
Corporate Executive Board Co. (The)	10,800	405
Costco Wholesale Corp.	42,488	2,663
Darden Restaurants, Inc.	41,800	1,361
DeVry, Inc.	4,800	273
DIRECTV Group, Inc. (The) (Æ)(Ñ)(Û)	194,620	5,259
DISH Network Corp. Class A (Æ)	42,800	1,259
Dolby Laboratories, Inc. Class A (Æ)	6,400	260
Dollar Tree, Inc. (Æ)	1,000	38
DreamWorks Animation SKG, Inc. Class A (Æ)	25,800	766
Earthlink, Inc. (Æ)	1,600	14
eBay, Inc. (Æ)(Û)	240,884	6,063
Estee Lauder Cos., Inc. (The) Class A	29,800	1,314
Expedia, Inc. (Æ)	8,300	162
Foot Locker, Inc.	19,200	289
GameStop Corp. Class A (Æ)(Ñ)	248,825	10,080
Gap, Inc. (The) (Û)	266,000	4,288
Google, Inc. Class A (Æ)	3,904	1,850
Guess ?, Inc.	10,800	342
Harman International Industries, Inc.	14,900	613
Hasbro, Inc.	57,700	2,234
Hewitt Associates, Inc. Class A (Æ)	30,750	1,133
Home Depot, Inc.	215,200	5,128
IAC/InterActiveCorp (Æ)	68,100	1,189
International Speedway Corp. Class A	9,500	350
Jarden Corp. (Æ)	12,800	308
John Wiley & Sons, Inc. Class A	5,000	227
Kimberly-Clark Corp. (Û)	43,900	2,539
Macy’s, Inc. (Û)	160,100	3,012
Manpower, Inc.	86,524	4,153
Mattel, Inc.	72,300	1,450
McDonald’s Corp. (Û)	329,480	19,700
News Corp. Class A	310,500	4,387
Nike, Inc. Class B (Û)	253,573	14,880
Office Depot, Inc. (Æ)	100,900	686
OfficeMax, Inc.	3,000	38
Omnicom Group, Inc. (Û)	65,700	2,805
Penske Auto Group, Inc.	18,700	249
Ross Stores, Inc.	44,643	1,695
RR Donnelley & Sons Co. (Û)	71,600	1,912
Sohu.com, Inc. (Æ)	23,820	1,798
Tech Data Corp. (Æ)	25,789	899
Tiffany & Co.	49,800	1,882

22	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Time Warner, Inc. (Û)	1,067,953	15,293
TJX Cos., Inc.	155,850	5,254
United Online, Inc.	23,143	251
Urban Outfitters, Inc. (Æ)	71,600	2,364
VeriSign, Inc. (Æ)	22,621	736
VF Corp.	29,800	2,133
Viacom, Inc. Class B (Æ)	113,300	3,165
Wal-Mart Stores, Inc. (Û)	164,883	9,665
Walt Disney Co. (The) (Û)	605,607	18,380
Watson Wyatt Worldwide, Inc. Class A	10,500	608
WESCO International, Inc. (Æ)	21,100	794
Yahoo!, Inc. (Æ)	7,100	141
Yum! Brands, Inc. (Û)	110,400	3,955

		219,668

Consumer Staples - 7.7%
Altria Group, Inc.	146,960	2,991
Anheuser-Busch Cos., Inc.	26,400	1,789
Church & Dwight Co., Inc.	1,990	109
Coca-Cola Co. (The)	67,300	3,466
Coca-Cola Enterprises, Inc.	63,900	1,082
Colgate-Palmolive Co. (Û)	33,000	2,451
Constellation Brands, Inc. Class A (Æ)(Û)	17,500	376
Dr Pepper Snapple Group, Inc. (Æ)	19,200	397
General Mills, Inc. (Û)	72,000	4,636
Herbalife, Ltd.	40,566	1,752
Hormel Foods Corp.	7,350	266
Kroger Co. (The) (Û)	565,967	16,005
Pepsi Bottling Group, Inc. (Û)	117,000	3,258
PepsiCo, Inc. (Û)	180,209	11,995
Philip Morris International, Inc.	62,880	3,248
Procter & Gamble Co. (Û)	312,220	20,444
Ruddick Corp.	2,250	70
Safeway, Inc. (Û)	571,200	15,262
SUPERVALU, Inc.	85,200	2,183
SYSCO Corp. (Û)	612,400	17,368
Tyson Foods, Inc. Class A	208,168	3,102
UST, Inc.	42,679	2,245

		114,495

Financial Services - 17.3%
Advent Software, Inc. (Æ)	8,908	388
Aflac, Inc. (Û)	101,900	5,667
Allied Capital Corp.	32,000	440
Allied World Assurance Co. Holdings, Ltd.	7,900	329
Allstate Corp. (The) (Û)	117,300	5,422
AMB Property Corp. (ö)	20,841	1,020
American Express Co.	132,500	4,918

	Principal Amount ($) or Shares	Market Value $
American Financial Group, Inc.	29,600	857
Ameriprise Financial, Inc. (Û)	99,134	4,213
Annaly Capital Management, Inc. (ö)	128,900	1,942
AON Corp.	13,200	605
Apartment Investment & Management Co. Class A (ö)	64,400	2,201
Arch Capital Group, Ltd. (Æ)	25,533	1,780
Arthur J Gallagher & Co.	16,900	430
Assurant, Inc. (Û)	49,300	2,964
Automatic Data Processing, Inc. (Û)	125,800	5,373
AvalonBay Communities, Inc. (ö)	17,970	1,792
Axis Capital Holdings, Ltd.	134,687	4,267
Bancorpsouth, Inc.	22,300	475
Bank of America Corp. (Û)	356,652	11,734
Bank of New York Mellon Corp. (The) (Û)	146,610	5,205
BB&T Corp.	34,000	953
BlackRock, Inc. Class A (Û)	18,192	3,942
BOK Financial Corp.	470	19
Brandywine Realty Trust (ö)	50,600	812
Broadridge Financial Solutions, Inc.	63,400	1,312
Capital One Financial Corp. (Û)	120,291	5,035
Cash America International, Inc.	20,900	881
CBL & Associates Properties, Inc. (ö)	32,200	625
Charles Schwab Corp. (The) (Û)	239,200	5,475
Chubb Corp. (Û)	89,777	4,313
Cigna Corp. (Û)	176,200	6,523
Cincinnati Financial Corp.	71,232	1,983
Citigroup, Inc.	1	—
CME Group, Inc. Class A	163	59
CNA Financial Corp.	8,300	221
Colonial Properties Trust (ö)	31,500	629
Comerica, Inc.	30,800	885
Deluxe Corp.	13,200	189
Discover Financial Services	139,000	2,036
Duke Realty Corp. (ö)	79,000	1,954
Dun & Bradstreet Corp.	15,800	1,527
Eaton Vance Corp. (Û)	24,628	915
Endurance Specialty Holdings, Ltd.	54,214	1,659
Equity Residential (ö)	34,546	1,491
Everest Re Group, Ltd.	6,600	540
Federal Realty Investment Trust (ö)	12,217	887
Federated Investors, Inc. Class B	12,651	416
Fidelity National Information Services, Inc.	1,200	23
Fifth Third Bancorp	23,900	334
First American Corp.	750	19
Franklin Resources, Inc. (Û)	42,301	4,256
Genworth Financial, Inc. Class A	129,200	2,063
GFI Group, Inc.	52,400	529

Equity Q Fund	23

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Global Payments, Inc.	650	29
Goldman Sachs Group, Inc. (The) (Û)	55,000	10,122
H&R Block, Inc.	188,300	4,581
Hanover Insurance Group, Inc. (The)	11,400	489
Hartford Financial Services Group, Inc. (Û)	43,900	2,783
HCC Insurance Holdings, Inc.	64,000	1,450
Heartland Payment Systems, Inc.	5,700	131
Hospitality Properties Trust (ö)	129,000	2,748
HRPT Properties Trust (ö)	70,400	493
Hudson City Bancorp, Inc. (Û)	294,649	5,380
Huntington Bancshares, Inc.	31,000	218
IntercontinentalExchange, Inc. (Æ)	12,300	1,227
Invesco, Ltd.	23,200	540
Investment Technology Group, Inc. (Æ)	27,300	812
Jones Lang LaSalle, Inc.	9,690	462
JPMorgan Chase & Co. (Û)	350,236	14,230
Kilroy Realty Corp. (ö)	800	37
KKR Financial Holdings LLC	21,300	219
LaSalle Hotel Properties (ö)	21,700	493
Lexington Realty Trust (ö)	28,700	413
Liberty Property Trust (ö)	22,200	808
Lincoln National Corp. (Û)	93,000	4,436
Macerich Co. (The) (ö)	10,389	575
Mack-Cali Realty Corp. (ö)	33,500	1,286
Marshall & Ilsley Corp.	31,500	479
Mastercard, Inc. Class A	1,900	464
MetLife, Inc. (Û)	147,838	7,506
Nasdaq OMX Group (The) (Æ)(Ñ)	58,500	1,624
Nationwide Health Properties, Inc. (ö)	7,300	271
Northern Trust Corp. (Û)	84,400	6,598
NYSE Euronext (Û)	54,200	2,560
PartnerRe, Ltd. - ADR	22,300	1,568
Pennsylvania Real Estate Investment Trust (ö)	14,600	269
PNC Financial Services Group, Inc.	11,900	848
Progressive Corp. (The)	95,200	1,928
Prologis (ö)	130,691	6,388
Protective Life Corp.	4,600	165
Prudential Financial, Inc.	53,594	3,696
PS Business Parks, Inc. (ö)	4,100	216
Raymond James Financial, Inc.	28,900	835
Regency Centers Corp. (ö)	4,725	281
Regions Financial Corp. (Û)	297,468	2,820
RenaissanceRe Holdings, Ltd.	22,200	1,129
Ryder System, Inc.	643	42
Safeco Corp.	18,700	1,237

	Principal Amount ($) or Shares	Market Value $
SEI Investments Co.	62,600	1,442
StanCorp Financial Group, Inc.	12,900	637
State Street Corp. (Û)	82,400	5,903
Sunstone Hotel Investors, Inc. (ö)	42,500	550
SunTrust Banks, Inc.	800	33
T Rowe Price Group, Inc. (Û)	64,900	3,884
Taubman Centers, Inc. (ö)	490	23
TD Ameritrade Holding Corp. (Æ)(Û)	204,400	4,070
Total System Services, Inc.	28,900	566
Travelers Cos., Inc. (The) (Û)	309,378	13,650
UnionBanCal Corp.	1,587	85
United Rentals, Inc. (Æ)	13,466	218
US Bancorp (Û)	93,752	2,870
Ventas, Inc. (ö)	14,540	652
Wachovia Corp.	15,400	266
Waddell & Reed Financial, Inc. Class A	20,300	678
Weingarten Realty Investors (ö)	25,800	787
Wells Fargo & Co.	149,843	4,536
Western Union Co. (The) (Û)	145,700	4,027
WR Berkley Corp.	35,600	841
XL Capital, Ltd. Class A	95,700	1,712

		256,843

Health Care - 14.7%
Abbott Laboratories	30,299	1,707
Aetna, Inc. (Û)	149,600	6,135
AMERIGROUP Corp. Class A (Æ)	27,600	701
AmerisourceBergen Corp. Class A (Û)	331,799	13,892
Amgen, Inc. (Æ)(Û)	134,441	8,420
Baxter International, Inc. (Û)	62,300	4,274
Beckman Coulter, Inc.	14,210	1,028
Becton Dickinson & Co. (Û)	33,600	2,853
Biogen Idec, Inc. (Æ)(Û)	251,841	17,568
Boston Scientific Corp. (Æ)(Û)	454,415	5,403
Bristol-Myers Squibb Co.	244,000	5,153
Cardinal Health, Inc. (Û)	127,000	6,824
Centene Corp. (Æ)	8,100	181
Community Health Systems, Inc. (Æ)	35,200	1,161
Covidien, Ltd.	14,055	692
CVS Caremark Corp.	19,356	707
Dentsply International, Inc.	1,800	73
Edwards Lifesciences Corp. (Æ)	500	31
Eli Lilly & Co. (Û)	124,519	5,866
Endo Pharmaceuticals Holdings, Inc. (Æ)	23,200	537
Express Scripts, Inc. Class A (Æ)(Û)	210,778	14,868
Forest Laboratories, Inc. (Æ)(Û)	173,800	6,172
Gen-Probe, Inc. (Æ)	1,040	56

24	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Genentech, Inc. (Æ)	12,400	1,181
Gilead Sciences, Inc. (Æ)(Û)	75,633	4,083
Health Net, Inc. (Æ)	79,900	2,234
Healthspring, Inc. (Æ)	15,900	309
Hill-Rom Holdings, Inc.	1,100	31
Hlth Corp. (Æ)(Ñ)	78,600	860
Humana, Inc. (Æ)	99,500	4,369
Idexx Laboratories, Inc. (Æ)	1,089	58
Invitrogen Corp. (Æ)	59,600	2,643
Johnson & Johnson (Û)	176,360	12,075
Kindred Healthcare, Inc. (Æ)	6,800	183
Kinetic Concepts, Inc. (Æ)	25,790	901
King Pharmaceuticals, Inc. (Æ)	133,400	1,535
LifePoint Hospitals, Inc. (Æ)	16,700	478
Lincare Holdings, Inc. (Æ)	43,100	1,389
McKesson Corp. (Û)	124,893	6,993
Medco Health Solutions, Inc. (Æ)(Û)	266,228	13,200
Medtronic, Inc. (Ñ)	61,408	3,244
Merck & Co., Inc. (Û)	197,707	6,505
Owens & Minor, Inc.	10,900	501
Patterson Cos., Inc. (Æ)	47,300	1,477
PDL BioPharma, Inc.	14,200	159
Pfizer, Inc. (Û)	1,528,536	28,538
Schering-Plough Corp. (Û)	78,900	1,663
St. Jude Medical, Inc. (Æ)	57,950	2,699
Stryker Corp.	22,600	1,451
Thermo Fisher Scientific, Inc. (Æ)	13,500	817
UnitedHealth Group, Inc. (Û)	162,800	4,571
Universal Health Services, Inc. Class B	12,900	782
Varian Medical Systems, Inc. (Æ)	16,000	960
Watson Pharmaceuticals, Inc. Class B (Æ)	93,300	2,697
WellCare Health Plans, Inc. (Æ)	26,900	1,058
WellPoint, Inc. (Æ) (Û)	53,800	2,822
Wyeth	3,200	130

		216,898

Integrated Oils - 7.4%
Chevron Corp. (Û)	199,220	16,846
ConocoPhillips (Û)	331,800	27,082
Exxon Mobil Corp. (Û)	542,967	43,671
Hess Corp. (Û)	42,000	4,259
Marathon Oil Corp. (Û)	141,600	7,005
Murphy Oil Corp. (Û)	43,100	3,436
Occidental Petroleum Corp. (Û)	94,495	7,449

		109,748

	Principal Amount ($) or Shares	Market Value $
Materials and Processing -7.5%
AK Steel Holding Corp.	48,600	3,086
Alcoa, Inc. (Û)	122,300	4,128
Archer-Daniels-Midland Co. (Û)	189,080	5,413
Armstrong World Industries, Inc.	3,700	125
Ashland, Inc.	53,402	2,231
Avery Dennison Corp.	7,800	343
Bunge, Ltd.	36,013	3,562
Carpenter Technology Corp.	22,970	889
Celanese Corp. Class A	45,899	1,768
Ceradyne, Inc. (Æ)	2,200	102
CF Industries Holdings, Inc.	26,889	4,395
Cleveland-Cliffs, Inc. (Û)	15,700	1,702
Commercial Metals Co.	34,250	1,022
Crown Holdings, Inc. (Æ)	25,000	701
Cytec Industries, Inc.	470	25
Domtar Corp. (Æ)	119,400	681
Dow Chemical Co. (The) (Û)	128,700	4,287
Eastman Chemical Co.	16,700	1,001
EI Du Pont de Nemours & Co.	66,200	2,900
EMCOR Group, Inc. (Æ)	47,000	1,416
Fluor Corp. (Û)	64,874	5,277
FMC Corp.	2,310	172
Freeport-McMoRan Copper & Gold, Inc. Class B	36,400	3,522
Granite Construction, Inc.	25,300	800
Harsco Corp.	25,500	1,380
International Paper Co.	95,100	2,636
Jacobs Engineering Group, Inc. (Æ)	40,600	3,140
KBR, Inc.	83,498	2,380
Lubrizol Corp.	1,598	80
McDermott International, Inc. (Æ)	30,060	1,433
Minerals Technologies, Inc.	3,675	237
Monsanto Co.	67,059	7,987
Mosaic Co. (The) (Û)	49,667	6,318
Nucor Corp. (Û)	115,300	6,597
Owens-Illinois, Inc. (Æ)	90,331	3,816
Perini Corp. (Æ)	6,200	170
PPG Industries, Inc.	30,400	1,843
Precision Castparts Corp.	32,900	3,074
Reliance Steel & Aluminum Co.	29,041	1,834
Schnitzer Steel Industries, Inc. Class A	24,220	2,186
Sonoco Products Co.	16,100	525
Southern Copper Corp. (Û)	71,462	1,985
Steel Dynamics, Inc.	53,300	1,689

Equity Q Fund	25

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Terra Industries, Inc. (Ñ)	60,713	3,279
Timken Co.	21,500	710
United States Steel Corp.	39,000	6,254
URS Corp. (Æ)	42,100	1,765
Worthington Industries, Inc. (Ñ)	21,194	376

		111,242

Miscellaneous - 2.5%
3M Co.	24,585	1,731
Carlisle Cos., Inc.	22,700	694
Eaton Corp.	35,700	2,536
Foster Wheeler, Ltd. (Æ)	82,510	4,684
General Electric Co. (Û)	643,661	18,209
Honeywell International, Inc.	43,701	2,222
ITT Corp. (Û)	32,400	2,170
Johnson Controls, Inc.	79,300	2,392
SPX Corp.	13,529	1,715
Tyco International, Ltd.	22,400	998
Walter Industries, Inc. Class A	1,500	157

		37,508

Other Energy - 8.1%
Alpha Natural Resources, Inc. (Æ)	21,750	2,152
Anadarko Petroleum Corp. (Û)	228,555	13,236
Apache Corp. (Û)	152,179	17,070
Atwood Oceanics, Inc. (Æ)	17,600	808
Baker Hughes, Inc.	5,981	496
Basic Energy Services, Inc. (Æ)	4,900	132
Bill Barrett Corp. (Æ)	7,340	302
BJ Services Co.	58,500	1,720
Cabot Oil & Gas Corp.	18,014	793
Cameron International Corp. (Æ)	5,150	246
Cimarex Energy Co.	24,546	1,279
Complete Production Services, Inc. (Æ)	20,500	653
Continental Resources, Inc. (Æ)	24,653	1,408
Denbury Resources, Inc. (Æ)	3,550	100
Devon Energy Corp. (Û)	85,226	8,087
Diamond Offshore Drilling, Inc. (Û)	14,000	1,670
Dynegy, Inc. Class A (Æ)	5,054	34
Encore Acquisition Co. (Æ)	4,900	303
ENSCO International, Inc.	25,600	1,770
EOG Resources, Inc.	11,921	1,198
Exterran Holdings, Inc. (Æ)	11,137	629
FMC Technologies, Inc. (Æ)	32,824	2,028
Forest Oil Corp. (Æ)	400	23
Halliburton Co. (Û)	184,418	8,266
Key Energy Services, Inc. (Æ)	44,000	707
Mariner Energy, Inc. (Æ)	31,900	844

	Principal Amount ($) or Shares	Market Value $
Massey Energy Co.	35,570	2,641
National Oilwell Varco, Inc. (Æ)	97,900	7,698
Newfield Exploration Co. (Æ)	22,800	1,117
Noble Energy, Inc.	8,233	608
NRG Energy, Inc. (Æ)	47,645	1,729
Oceaneering International, Inc. (Æ)	3,856	234
Oil States International, Inc. (Æ)	12,300	675
Patterson-UTI Energy, Inc.	58,500	1,663
Pioneer Drilling Co. (Æ)	11,700	186
Pioneer Natural Resources Co. (Ñ)	18,012	1,071
Reliant Energy, Inc. (Æ)	176,173	3,190
SEACOR Holdings, Inc. (Æ)(Ñ)	7,775	650
Southwestern Energy Co. (Æ) (Û)	106,100	3,852
St. Mary Land & Exploration Co.	31,280	1,331
Superior Energy Services, Inc. (Æ)	31,912	1,514
Transocean, Inc. (Æ)(Û)	46,200	6,285
Ultra Petroleum Corp. (Æ)	13,417	958
Unit Corp. (Æ)	15,907	1,074
Valero Energy Corp. (Û)	212,913	7,113
W&T Offshore, Inc. (Ñ)	46,588	2,062
Weatherford International, Ltd. (Æ)	82,100	3,098
Whiting Petroleum Corp. (Æ)	2,300	215
Williams Cos., Inc.	154,700	4,958

		119,876

Producer Durables - 7.0%
AGCO Corp. (Æ)	25,951	1,553
American Tower Corp. Class A (Æ)	34,700	1,454
Applied Biosystems, Inc.	28,163	1,040
Boeing Co. (Û)	141,798	8,665
Bucyrus International, Inc. Class A	27,700	1,939
Caterpillar, Inc. (Û)	125,713	8,740
Crane Co.	2,800	99
Cummins, Inc. (Û)	66,600	4,418
Deere & Co.	12,600	884
Donaldson Co., Inc.	11,300	510
Dover Corp. (Û)	66,800	3,315
Emerson Electric Co.	35,515	1,730
Flowserve Corp.	25,109	3,348
Gardner Denver, Inc. (Æ)	16,600	757
Goodrich Corp.	44,676	2,195
Graco, Inc.	6,090	221
Herman Miller, Inc. (Ñ)	3,904	102
HNI Corp. (Ñ)	10,229	221
Hubbell, Inc. Class B	11,900	502
Ingersoll-Rand Co., Ltd. Class A	127,520	4,591
Joy Global, Inc.	15,338	1,108
Kennametal, Inc.	14,900	443

26	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lam Research Corp. (Æ)	23,500	773
Lennar Corp. Class A	60,700	734
Lexmark International, Inc. Class A (Æ)	35,200	1,235
Lincoln Electric Holdings, Inc.	1,070	86
Lockheed Martin Corp. (Û)	161,065	16,804
Mettler Toledo International, Inc. (Æ)	14,700	1,580
Molex, Inc.	46,400	1,138
Northrop Grumman Corp. (Û)	280,606	18,910
Parker Hannifin Corp. (Û)	46,000	2,837
Plantronics, Inc.	25,900	631
Raytheon Co.	42,700	2,431
Steelcase, Inc. Class A	33,200	331
Terex Corp. (Æ)	18,600	880
United Technologies Corp. (Û)	25,500	1,632
W.W. Grainger, Inc.	17,200	1,540
Xerox Corp.	312,600	4,264

		103,641

Technology - 13.9%
3Com Corp. (Æ)	110,000	207
ADC Telecommunications, Inc. (Æ)	27,200	257
Adobe Systems, Inc. (Æ)(Û)	175,200	7,245
Adtran, Inc.	3,000	67
Affiliated Computer Services, Inc. Class A (Æ)	29,200	1,407
Altera Corp.	3,500	77
Amdocs, Ltd. (Æ)	1,800	55
Analog Devices, Inc. (Û)	95,600	2,917
Apple, Inc. (Æ)	71,149	11,309
Arrow Electronics, Inc. (Æ)	32,100	1,034
Autodesk, Inc. (Æ) (Û)	87,400	2,787
Avnet, Inc. (Æ)	222,894	6,076
Benchmark Electronics, Inc. (Æ)	21,000	307
BMC Software, Inc. (Æ)	15,200	500
Broadcom Corp. Class A (Æ)	133,500	3,243
Brocade Communications Systems, Inc. (Æ)	28,000	189
CACI International, Inc. Class A (Æ)	8,900	400
Cisco Systems, Inc. (Æ)(Û)	208,434	4,584
Computer Sciences Corp. (Æ)	92,900	4,401
Dell, Inc. (Æ)(Û)	170,318	4,185
EMC Corp. (Æ)	103,833	1,559
First Solar, Inc. (Æ)	2,800	798
General Dynamics Corp.	52,742	4,701
Harris Corp.	55,200	2,658
Hewlett-Packard Co. (Û)	655,244	29,355
Ingram Micro, Inc. Class A (Æ)	77,900	1,436

	Principal Amount ($) or Shares	Market Value $
Intel Corp.	130,512	2,896
International Business Machines Corp. (Û)	43,900	5,618
International Rectifier Corp. (Æ)	30,700	518
j2 Global Communications, Inc. (Æ)	1,000	24
Jabil Circuit, Inc.	197,000	3,203
Juniper Networks, Inc. (Æ)(Û)	173,266	4,510
L-3 Communications Holdings, Inc. (Û)	39,200	3,869
LSI Corp. (Æ)	6,900	48
Macrovision Solutions Corp. (Æ)	353	5
Marvell Technology Group, Ltd. (Æ)	97,000	1,435
MEMC Electronic Materials, Inc. (Æ)	5,743	265
Microsoft Corp. (Û)	811,422	20,870
Motorola, Inc. (Û)	353,500	3,054
Oracle Corp. (Æ)(Û)	909,400	19,579
Plexus Corp. (Æ)	23,700	676
QUALCOMM, Inc. (Û)	114,600	6,342
RF Micro Devices, Inc. (Æ)	31,600	103
Rockwell Automation, Inc.	26,600	1,184
SAIC, Inc. (Æ)	83,400	1,575
Salesforce.com, Inc. (Æ)	10,063	642
Seagate Technology	310,600	4,650
Seagate Technology, Inc. (Æ)	57,274	—
Silicon Laboratories, Inc. (Æ)	24,900	815
Sun Microsystems, Inc. (Æ)	209,050	2,222
Sybase, Inc. (Æ)	1,900	64
Symantec Corp. (Æ)(Û)	429,268	9,045
Syniverse Holdings, Inc. (Æ)	14,100	228
Synopsys, Inc. (Æ)	37,438	899
Tellabs, Inc. (Æ)	300,100	1,543
Teradata Corp. (Æ)	4,800	112
Texas Instruments, Inc. (Û)	561,076	13,679
Unisys Corp. (Æ)	103,800	383
Vishay Intertechnology, Inc. (Æ)	50,100	449
Western Digital Corp. (Æ)	112,085	3,227

		205,486

Utilities - 6.1%
ACE, Ltd. (Û)	53,805	2,728
AES Corp. (The) (Æ)(Û)	81,900	1,322
American Electric Power Co., Inc. (Û)	75,800	2,994
AT&T, Inc. (Û)	455,294	14,028
Atmos Energy Corp.	7,500	198
Centerpoint Energy, Inc.	145,700	2,298
CenturyTel, Inc.	48,000	1,785
Comcast Corp. Class A	1,300	27
Constellation Energy Group, Inc.	34,800	2,894
Dominion Resources, Inc.	39,798	1,758

Equity Q Fund	27

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DPL, Inc.	43,800	1,112
DTE Energy Co.	33,800	1,385
Duke Energy Corp.	322,786	5,675
E.W. Scripps Co. Class A	200	1
Edison International (Û)	83,200	4,022
Embarq Corp.	151,600	6,939
Entergy Corp.	18,800	2,010
Exelon Corp.	9,500	747
FirstEnergy Corp. (Û)	63,512	4,671
FPL Group, Inc.	870	56
Great Plains Energy, Inc.	200	5
Hawaiian Electric Industries, Inc. (Ñ)	29,800	737
Integrys Energy Group, Inc.	600	31
Millicom International Cellular SA	400	31
New Jersey Resources Corp.	14,400	491
Nicor, Inc.	1,972	78
OGE Energy Corp.	4,500	147
Oneok, Inc.	4,901	223
Pinnacle West Capital Corp.	36,400	1,222
Portland General Electric Co.	13,800	324
PPL Corp.	14,807	695
Public Service Enterprise Group, Inc. (Û)	400,882	16,757
Qwest Communications International, Inc.	230,800	884
Sierra Pacific Resources	74,500	845
Sprint Nextel Corp. (Û)	241,100	1,962
Telephone & Data Systems, Inc.	13,700	581
UGI Corp.	14,600	395
US Cellular Corp. (Æ)	800	48
Verizon Communications, Inc. (Û)	194,060	6,606
Windstream Corp.	77,100	919

		89,631

Total Common Stocks
(cost $1,637,870)		1,621,736

Short-Term Investments - 3.3%
Russell Investment Company Money Market Fund	43,111,900	43,112
United States Treasury Bills (ç)(ž)(§) 1.915% due 09/18/08	5,500	5,486

Total Short-Term Investments
(cost $48,598)		48,598

	Principal Amount ($) or Shares	Market Value $
Other Securities - 0.5%
Russell Investment Company Money Market Fund (×)	2,912,939	2,913
State Street Securities Lending Quality Trust (×)	5,099,150	5,099

Total Other Securities
(cost $8,012)		8,012

Total Investments - 113.3%
(identified cost $1,694,480)		1,678,346

Securities Sold Short - (11.9%)
Auto and Transportation - (0.7%)
CH Robinson Worldwide, Inc.	(42,400)	(2,044)
Expeditors International of Washington, Inc.	(63,100)	(2,241)
Ford Motor Co. (Æ)	(299,700)	(1,439)
Gentex Corp.	(43,600)	(674)
Southwest Airlines Co.	(211,900)	(3,304)

		(9,702)

Consumer Discretionary - (2.2%)
Amazon.com, Inc. (Æ)	(43,300)	(3,306)
Carnival Corp.	(110,700)	(4,089)
Cheesecake Factory (The) (Æ)	(2,100)	(30)
Dick’s Sporting Goods, Inc. (Æ)	(42,800)	(751)
DynCorp International, Inc. Class A (Æ)	(13,500)	(212)
Electronic Arts, Inc. (Æ)	(59,800)	(2,582)
Gaylord Entertainment Co. (Æ)	(31,200)	(937)
Geo Group, Inc. (The) (Æ)	(20,900)	(502)
International Flavors & Fragrances, Inc.	(20,600)	(829)
J Crew Group, Inc. (Æ)	(14,400)	(414)
Las Vegas Sands Corp. (Æ)	(81,100)	(3,692)
Liberty Media Corp. - Capital Series A (Æ)	(122,900)	(1,910)
Live Nation, Inc. (Æ)	(34,100)	(430)
Men’s Wearhouse, Inc.	(12,500)	(249)
MGM Mirage (Æ)	(85,500)	(2,481)
Nordstrom, Inc.	(69,700)	(2,003)
PHH Corp. (Æ)	(8,100)	(125)
Scientific Games Corp. Class A (Æ)	(44,200)	(1,341)
Service Corp. International	(129,700)	(1,241)
Target Corp.	(7,200)	(326)

28	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Waste Management, Inc.	(69,700)	(2,477)
Wynn Resorts, Ltd.	(31,300)	(3,051)

		(32,978)

Consumer Staples - (0.2%)
Hershey Co. (The)	(38,500)	(1,416)
Pilgrim’s Pride Corp.	(28,400)	(346)
Reynolds American, Inc.	(14,300)	(798)
Universal Corp.	(17,700)	(914)

		(3,474)

Financial Services - (2.5%)
Advent Software, Inc. (Æ)	(22,200)	(967)
Alleghany Corp. (Æ)	(200)	(63)
American International Group, Inc.	(158,500)	(4,129)
CIT Group, Inc.	(181,600)	(1,540)
Citigroup, Inc.	(212,200)	(3,966)
Digital Realty Trust, Inc. (ö)	(17,000)	(729)
Fidelity National Financial, Inc. Class A	(52,100)	(696)
Fifth Third Bancorp	(235,400)	(3,289)
Freddie Mac	(82,500)	(674)
Huron Consulting Group, Inc. (Æ)	(11,100)	(579)
Loews Corp.	(39,040)	(1,740)
M&T Bank Corp.	(23,900)	(1,682)
MBIA, Inc.	(86,100)	(511)
Merrill Lynch & Co., Inc.	(111,600)	(2,974)
Plum Creek Timber Co., Inc. (ö)	(20,600)	(1,004)
Raymond James Financial, Inc.	(54,300)	(1,569)
SLM Corp. (Æ)	(198,300)	(3,397)
Tanger Factory Outlet Centers (ö)	(5,800)	(217)
TFS Financial Corp.	(38,500)	(439)
Unitrin, Inc.	(14,600)	(403)
Wachovia Corp.	(127,700)	(2,205)
Washington Mutual, Inc.	(546,700)	(2,914)
Wilmington Trust Corp.	(19,400)	(457)
Wright Express Corp. (Æ)	(4,900)	(130)

		(36,274)

Health Care - (1.4%)
Alexion Pharmaceuticals, Inc. (Æ)	(10,100)	(947)
Alpharma, Inc. Class A (Æ)	(8,100)	(184)
Amylin Pharmaceuticals, Inc. (Æ)	(26,300)	(830)
Auxilium Pharmaceuticals, Inc. (Æ)	(29,700)	(1,102)
Brookdale Senior Living, Inc.	(4,400)	(67)
Cepheid, Inc. (Æ)	(24,900)	(426)
Cooper Cos., Inc. (The)	(40,100)	(1,351)
Coventry Health Care, Inc. (Æ)	(30,600)	(1,082)
Human Genome Sciences, Inc. (Æ)	(82,400)	(546)

	Principal Amount ($) or Shares	Market Value $
ImClone Systems, Inc. (Æ)	(14,600)	(933)
Intuitive Surgical, Inc. (Æ)	(4,900)	(1,525)
Medarex, Inc. (Æ)	(57,600)	(569)
Millipore Corp. (Æ)	(19,900)	(1,400)
Myriad Genetics, Inc. (Æ)	(13,900)	(924)
NuVasive, Inc. (Æ)	(25,600)	(1,438)
Quest Diagnostics, Inc.	(26,100)	(1,387)
Rigel Pharmaceuticals, Inc. (Æ)	(10,700)	(272)
Savient Pharmaceuticals, Inc. (Æ)	(49,500)	(1,316)
Stryker Corp.	(24,400)	(1,566)
Sunrise Senior Living, Inc. (Æ)	(38,400)	(689)
Valeant Pharmaceuticals International (Æ)	(14,600)	(250)
Vertex Pharmaceuticals, Inc. (Æ)	(36,900)	(1,273)
XenoPort, Inc. (Æ)	(9,300)	(426)

		(20,503)

Materials and Processing - (1.1%)
Acorda Therapeutics, Inc. (Æ)	(8,100)	(266)
Hecla Mining Co. (Æ)	(16,800)	(154)
Hexcel Corp. (Æ)	(25,000)	(475)
Jacobs Engineering Group, Inc. (Æ)	(37,000)	(2,862)
McDermott International, Inc. (Æ)	(36,700)	(1,749)
Mosaic Co. (The)	(23,900)	(3,040)
Quanta Services, Inc. (Æ)	(23,200)	(716)
Royal Gold, Inc.	(20,100)	(717)
RTI International Metals, Inc. (Æ)	(18,400)	(502)
Sigma-Aldrich Corp.	(52,600)	(3,195)
Temple-Inland, Inc.	(103,300)	(1,679)
Weyerhaeuser Co.	(26,400)	(1,411)

		(16,766)

Miscellaneous - (0.2%)
Fortune Brands, Inc.	(57,200)	(3,278)

Other Energy - (1.7%)
Arch Coal, Inc.	(19,900)	(1,121)
Consol Energy, Inc.	(13,200)	(982)
Equitable Resources, Inc.	(48,800)	(2,550)
EXCO Resources, Inc. (Æ)	(40,600)	(1,058)
NRG Energy, Inc. (Æ)	(5,000)	(181)
Parker Drilling Co. (Æ)	(19,100)	(154)
Peabody Energy Corp.	(64,100)	(4,336)
PetroHawk Energy Corp. (Æ)	(31,100)	(1,036)
Range Resources Corp.	(66,200)	(3,215)
Rex Energy Corp. (Æ)	(23,800)	(474)
Schlumberger, Ltd.	(41,900)	(4,257)
Southwestern Energy Co. (Æ)	(34,800)	(1,264)

Equity Q Fund	29

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Venoco, Inc. (Æ)	(2,300)	(39)
Weatherford International, Ltd. (Æ)	(48,700)	(1,837)
XTO Energy, Inc.	(52,900)	(2,498)

		(25,002)

Producer Durables - (0.8%)
American Tower Corp. Class A (Æ)	(29,300)	(1,228)
Danaher Corp.	(42,200)	(3,361)
Dionex Corp. (Æ)	(2,400)	(167)
Entegris, Inc. (Æ)	(58,100)	(368)
ESCO Technologies, Inc. (Æ)	(2,900)	(119)
Flowserve Corp.	(23,200)	(3,093)
Lindsay Corp.	(6,400)	(591)
SBA Communications Corp. Class A (Æ)	(29,000)	(1,099)
TransDigm Group, Inc. (Æ)	(28,300)	(1,042)

		(11,068)

Technology - (0.6%)
Compuware Corp. (Æ)	(79,000)	(869)
Concur Technologies, Inc. (Æ)	(7,300)	(301)
Diodes, Inc. (Æ)	(18,300)	(475)
EMC Corp. (Æ)	(14,100)	(212)
First Solar, Inc. (Æ)	(7,500)	(2,138)
II-VI, Inc. (Æ)	(7,500)	(288)
Lawson Software, Inc. (Æ)	(6,200)	(50)
Macrovision Solutions Corp. (Æ)	(32,300)	(491)
Microsemi Corp. (Æ)	(29,600)	(768)
Omniture, Inc. (Æ)	(28,500)	(494)
Salesforce.com, Inc. (Æ)	(49,200)	(3,138)

		(9,224)

	Principal Amount ($) or Shares	Market Value $
Utilities - (0.5%)
Cablevision Systems Corp. Class A (Æ)	(98,300)	(2,387)
Consolidated Edison, Inc.	(45,000)	(1,787)
DPL, Inc.	(13,100)	(332)
Leap Wireless International, Inc. (Æ)	(5,400)	(233)
NII Holdings, Inc. (Æ)	(23,500)	(1,285)
Unisource Energy Corp.	(21,800)	(666)
Vectren Corp.	(29,000)	(847)

		(7,537)

Total Securities Sold Short
(proceeds $187,955)		(175,806)

Other Assets and Liabilities, Net - (1.4%)		(21,197)

Net Assets - 100.0%		1,481,343

See accompanying notes which are an integral part of the financial statements.

30	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index	20	USD	6,944	09/08	(434)
Russell 1000 Mini Index	10	USD	694	09/08	(45)
S&P 500 E-Mini Index (CME)	97	USD	6,145	09/08	(213)
S&P 500 Index (CME)	30	USD	9,503	09/08	16
S&P Midcap 400 E-Mini Index (CME)	166	USD	13,345	09/08	(375)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,051)

See accompanying notes which are an integral part of the financial statements.

Equity Q Fund	31

Russell Investment Company

International Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.2%
Australia - 3.4%
ABC Learning Centres, Ltd. (Æ)	14,550	10
AGL Energy, Ltd.	7,109	89
Allco Finance Group, Ltd. (Æ)(Ñ)	101,143	44
Amcor, Ltd.	472,705	2,328
AMP, Ltd.	242,228	1,476
Ansell, Ltd. - GDR	39,484	377
Austereo Group, Ltd.	4,208	6
Australand Property Group (ö)	3,886	2
Australia & New Zealand Banking Group, Ltd.	44,723	672
AWB, Ltd.	27,507	73
AXA Asia Pacific Holdings, Ltd.	14,659	61
BHP Billiton, Ltd.	100,490	3,753
BlueScope Steel, Ltd.	51,838	562
Caltex Australia, Ltd. (Ñ)	49,300	549
Centennial Coal Co., Ltd. (Ñ)	34,130	166
CFS Retail Property Trust (ö)(Ñ)	17,647	34
Challenger Financial Services Group, Ltd. (Ñ)	59,059	129
Commonwealth Bank of Australia	8,970	331
Crown, Ltd.	4,184	31
CSL, Ltd.	342,798	11,131
CSR, Ltd. (Ñ)	23,892	47
Dexus Property Group (ö)	65,896	86
Downer EDI, Ltd. (Æ)	8,693	56
Felix Resources, Ltd.	755	15
Fortescue Metals Group, Ltd. (Æ)(Ñ)	18,991	153
Foster’s Group, Ltd.	1,074,533	4,979
Goodman Fielder, Ltd.	16,709	21
Goodman Group (ö)	12,471	29
GPT Group (ö)	27,317	38
Harvey Norman Holdings, Ltd.	8,922	27
Incitec Pivot, Ltd.	349	53
Leighton Holdings, Ltd. - ADR (Ñ)	2,037	80
Lend Lease Corp., Ltd.	96,700	910
Macquarie Airports	419,656	1,109
Macquarie Infrastructure Group (Ñ)	39,748	95
Macquarie Office Trust (ö)(Ñ)	24,364	21
Mirvac Group (ö)(Ñ)	4,032	10
National Australia Bank, Ltd.	349,609	7,962
Newcrest Mining, Ltd.	6,727	187
Orica, Ltd.	5,310	118
Origin Energy, Ltd.	14,802	220
Oxiana, Ltd.	393,709	734
PaperlinX, Ltd.	139,639	253
Qantas Airways, Ltd.	89,377	275

	Principal Amount ($) or Shares	Market Value $
QBE Insurance Group, Ltd.	33,142	704
Rio Tinto, Ltd. (Ñ)	32,254	3,724
Santos, Ltd.	34,512	582
Sigma Pharmaceuticals, Ltd.	12,795	12
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	22,400	—
SP AusNet	91,367	98
Spotless Group, Ltd.	8,557	23
St. George Bank, Ltd.	9,699	249
Stockland (ö)(Ñ)	25,651	110
Suncorp-Metway, Ltd.	38,642	480
TABCORP Holdings, Ltd.	37,699	305
Telstra Corp., Ltd.	1,960,761	8,244
Wesfarmers, Ltd. (Ñ)	86,816	2,785
Wesfarmers, Ltd.	1,495	48
Westfield Group (ö)(Ñ)	33,009	496
Westpac Banking Corp.	44,868	895
Woodside Petroleum, Ltd.	6,449	323
Woolworths, Ltd.	46,468	1,091

		59,471

Austria - 0.3%
Erste Bank der Oesterreichischen Sparkassen AG (Ñ)	58,976	3,785
Voestalpine AG (Ñ)	29,400	1,930

		5,715

Belgium - 0.8%
D’ieteren SA	128	32
Delhaize Group (Æ)	810	45
Dexia SA (Ñ)	31,752	433
Fortis (Ñ)	230,386	3,241
Fortis	349,337	4,936
Fortis (Æ)	88,920	1
Hansen Transmissions International NV (Æ)	393,936	2,456
InBev NV	12,112	815
KBC Groep NV (Æ)	1,808	183
Nationale A Portefeuille (Æ)	1,647	130
Solvay SA (Ñ)	11,400	1,361
Umicore (Æ)	4,636	208

		13,841

Bermuda - 0.9%
Aquarius Platinum, Ltd.	50,332	496
Benfield Group, Ltd. (Ñ)	413,235	1,989
Bunge, Ltd. (Ñ)	14,100	1,395
Catlin Group, Ltd.	33,822	220
Cheung Kong Infrastructure Holdings, Ltd.	3,000	13

32	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chinese Estates Holdings, Ltd.	20,000	28
Credicorp, Ltd.	15,000	1,110
Esprit Holdings, Ltd.	167,261	1,788
Foster Wheeler, Ltd. (Æ)	11,800	670
Giordano International, Ltd.	119,579	49
Great Eagle Holdings, Ltd.	9,000	26
Jardine Matheson Holdings, Ltd.	86,387	2,720
Jardine Strategic Holdings, Ltd.	1,500	26
Li & Fung, Ltd.	376,200	1,278
Midland Holdings, Ltd.	43,333	23
Mongolia Energy Co. ltd (Æ)(Ñ)	81,000	84
Noble Group, Ltd.	48,000	74
Orient Overseas International, Ltd.	22,900	100
Pacific Basin Shipping, Ltd.	92,000	129
Seadrill, Ltd. (Ñ)	88,250	2,652
Shangri-La Asia, Ltd.	430,000	922
Vostok Gas, Ltd.	3,190	221
VTech Holdings, Ltd. (Ñ)	17,975	109

		16,122

Brazil - 0.9%
All America Latina Logistica SA (Æ)	75,706	1,009
Banco do Brasil SA	43,800	702
Bovespa Holding SA - ADR	112,100	1,416
Cia Vale do Rio Doce - ADR (Æ)	69,500	2,087
Gafisa SA (Æ)	101,378	1,748
Magnesita Refratarios SA (Æ)	47,000	702
OGX Petroleo e Gas Participacoes SA (Æ)	400	197
Petroleo Brasileiro SA - ADR	82,629	4,620
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)	28,256	3,719

		16,200

Canada - 2.4%
Agrium, Inc.	14,800	1,301
Barrick Gold Corp. (Æ)	25,400	1,076
Barrick Gold Corp.	28,800	1,220
Cameco Corp.	12,700	456
Canadian Imperial Bank of Commerce (Ñ)	20,800	1,259
Canadian National Railway Co.	42,280	2,230
Canadian Natural Resources, Ltd.	26,300	2,055
EnCana Corp.	29,500	2,129
Fairfax Financial Holdings, Ltd. (Ñ)	4,100	1,050
Gerdau Ameristeel Corp. (Ñ)	56,700	896
HudBay Minerals, Inc. (Æ)	3,100	30
Methanex Corp.	37,897	1,019
Petro-Canada	38,300	1,768

	Principal Amount ($) or Shares	Market Value $
Potash Corp. of Saskatchewan	39,815	8,141
Precision Drilling Trust	50,100	1,121
Research In Motion, Ltd. (Æ)	58,837	7,226
Rogers Communications, Inc. Class B (Ñ)	164,381	5,553
Sun Life Financial, Inc. (Ñ)	28,900	1,123
Suncor Energy, Inc.	13,200	718
Teck Cominco, Ltd. Class B	16,168	743

		41,114

Cayman Islands - 0.4%
Hidili Industry International Development, Ltd. (Æ)	687,000	1,028
Hutchison Telecommunications International, Ltd.	26,630	35
Kingboard Chemical Holdings, Ltd.	5,500	26
LDK Solar Co., Ltd. - ADR (Æ)(Ñ)	81,000	2,727
Lifestyle International Holdings, Ltd.	2,500	4
Subsea 7, Inc. (Æ)(Ñ)	50,300	1,181
Transocean, Inc. (Æ)	14,500	1,973

		6,974

China - 0.5%
China Communications Construction Co., Ltd. Class H (Ñ)	639,000	1,189
China COSCO Holdings Co., Ltd. Class H (Ñ)	220,000	529
China Merchants Bank Co., Ltd. (Æ)(Ñ)	929,500	3,367
China Petroleum & Chemical Corp. Class H (Ñ)	1,250,000	1,312
Industrial & Commercial Bank of China	3,772,000	2,838

		9,235

Czech Republic - 0.1%
Komercni Banka AS	5,819	1,490

Denmark - 1.8%
AP Moller - Maersk A/S (Æ)	50	581
Carlsberg A/S Class B	57,180	4,639
D/S Norden (Æ)	3,325	323
Danske Bank A/S	6,600	186
East Asiatic Co., Ltd. A/S (Æ)	1,300	89
FLSmidth & Co. A/S	5,800	562
H Lundbeck A/S	2,600	66
Novo Nordisk A/S Class B	63,150	4,018
Vestas Wind Systems A/S (Æ)	155,761	20,477

		30,941

International Fund	33

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Finland - 1.1%
Fortum Oyj	92,821	4,102
Konecranes Oyj	1,301	52
Nokia OYJ	421,320	11,516
Orion Oyj Class B	1,813	37
Outokumpu OYJ	8,805	205
Outotec Oyj	11,817	606
Stora Enso Oyj Class R (Ñ)	110,500	997
UPM-Kymmene Oyj	159,081	2,515

		20,030

France - 11.1%
Accor SA (Æ)	36,411	2,426
Air France-KLM (Ñ)	14,800	367
Air Liquide (Æ)(Ñ)	35,457	4,652
Alcatel-Lucent - ADR (Æ)	277,500	1,668
Alstom	78,964	8,897
Arkema (Æ)	10,046	509
AXA SA (Æ)	274,412	8,105
BNP Paribas	111,204	11,042
Bouygues (Æ)	1,355	87
Carrefour SA (Ñ)	157,436	8,008
Christian Dior SA	5,397	580
Cie de Saint-Gobain (Æ)	63,258	3,932
Cie Generale de Geophysique- Veritas (Æ)(Ñ)	39,311	1,537
CNP Assurances (Æ)	3,124	348
Compagnie Generale des Etablissements Michelin Class B (Æ)	16,200	1,063
Credit Agricole SA (Æ)(Ñ)	142,281	3,049
EDF Energies Nouvelles SA	7,618	533
Eramet (Æ)	562	388
France Telecom SA (Ñ)	258,478	8,207
Gaz de France SA (Ñ)	225,178	14,072
Groupe Danone (Æ)	13,400	991
JC Decaux SA (Æ)(Ñ)	58,561	1,479
L’Oreal SA (Æ)	24,115	2,529
Lafarge SA (Æ)	805	109
Lagardere SCA (Æ)	26,200	1,435
Legrand SA (Ñ)	91,040	2,320
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	76,874	8,483
Nexans SA (Æ)	3,599	427
NicOx SA (Ñ)	2,904	40
Pernod-Ricard SA (Ñ)	28,532	2,481
PPR (Ñ)	32,537	3,524
Rallye SA	2,231	108
Renault SA (Æ)(Ñ)	84,414	7,021

	Principal Amount ($) or Shares	Market Value $
Rhodia SA (Æ)	3,400	64
Sanofi-Aventis SA (Ñ)	106,430	7,469
Schneider Electric SA (Ñ)	51,667	5,706
SEB SA	1,323	74
Societe BIC SA (Ñ)	2,211	112
Societe Generale (Ñ)	128,727	11,985
Sodexho Alliance SA (Æ)	17,494	1,140
Suez Environnement SA (Æ)	12,250	354
Suez SA (Æ)	27,343	1
Teleperformance - GDR (Æ)	3,593	138
Thales SA (Æ)(Ñ)	25,871	1,460
Total SA	404,749	31,032
Total SA - ADR	20,100	1,538
UBISOFT Entertainment (Æ)	8,550	845
Unibail-Rodamco (ö)	356	80
Valeo SA (Æ)	7,718	249
Vallourec	13,504	4,010
Veolia Environnement	104,103	5,559
Vivendi (Ñ)	254,146	10,623

		192,856

Germany - 8.3%
Adidas AG (Æ)	11,928	733
Allianz SE	72,043	12,218
Arcandor AG (Æ)(Ñ)	284,331	3,291
Arques Industries AG (Æ)(Ñ)	9,004	108
BASF SE (Æ)	130,225	8,257
Bayer AG (Æ)	83,408	7,209
Bayerische Motoren Werke AG (Æ)	42,520	1,909
Celesio AG (Æ)	20,000	654
Commerzbank AG (Æ)	176,458	5,708
Continental AG	43,973	4,960
Daimler AG (Æ)	35,201	2,043
Demag Cranes AG	1,876	103
Deutsche Bank AG (Æ)	71,008	6,595
Deutsche Boerse AG	49,056	5,593
Deutsche Lufthansa AG	112,300	2,576
Deutsche Telekom AG	584,022	10,153
E.ON AG	62,591	11,943
Epcos AG	7,194	200
Freenet AG (Ñ)	4,519	82
GEA Group AG (Æ)	51,292	1,693
Gildemeister AG (Æ)	12,717	366
Hannover Rueckversicherung AG (Æ)	11,359	543
Infineon Technologies AG (Æ)	214,800	1,624
K+S AG (Æ)	14,838	1,840
Krones AG	26	2
KUKA AG (Æ)(Ñ)	6,767	161

34	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lanxess AG	20,743	804
Linde AG (Æ)(Ñ)	71,975	9,939
MAN AG (Æ)	5,492	554
Merck KGAA	29,400	3,554
Metro AG (Æ)	38,929	2,199
Muenchener Rueckversicherungs AG	23,229	3,869
RWE AG	97,509	11,695
Salzgitter AG	3,565	584
SAP AG	76,330	4,418
SGL Carbon AG (Æ)	20,800	1,392
Siemens AG	30,798	3,778
Solarworld AG (Ñ)	33,806	1,589
Stada Arzneimittel AG	5,945	307
Suedzucker AG (Ñ)	44,197	773
Symrise AG	109,206	1,869
ThyssenKrupp AG	2,619	147
Tognum AG	10,183	224
United Internet AG (Ñ)	58,490	1,128
Volkswagen AG (Æ)(Ñ)	3,001	957
Vossloh AG	602	78
Wacker Chemie AG (Æ)	17,304	3,581
Wincor Nixdorf AG	1,273	95

		144,098

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	29,716	734
National Bank of Greece SA	84,238	4,014

		4,748

Hong Kong - 1.0%
Bank of East Asia, Ltd. (Ñ)	10,200	49
BOC Hong Kong Holdings, Ltd.	98,500	248
Cheung Kong Holdings, Ltd.	114,900	1,615
China Mobile, Ltd. (Ñ)	319,000	4,267
China Netcom Group Corp. Hong Kong, Ltd. (Æ)	244,000	743
CLP Holdings, Ltd.	31,500	258
CNOOC, Ltd.	1,016,450	1,498
Fubon Bank Hong Kong, Ltd.	26,000	16
Hang Lung Group, Ltd.	17,625	79
Hang Seng Bank, Ltd.	9,400	185
Henderson Land Development Co., Ltd.	11,000	68
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	7,677	114
Hongkong & Shanghai Hotels (The) (Æ)	4,000	6
HongKong Electric Holdings	541,500	3,132
Hopewell Holdings	26,000	93
Hutchison Whampoa, Ltd.	54,000	507

	Principal Amount ($) or Shares	Market Value $
Hysan Development Co., Ltd.	38,000	108
Industrial and Commercial Bank of China Asia, Ltd. (Ñ)	23,857	57
Link REIT (The) (ö)(Ñ)	36,000	81
Melco International Development (Æ)	30,000	19
Minmetals Resources, Ltd.	64,000	17
New World Development, Ltd.	34,000	64
PCCW, Ltd.	12,000	8
Sun Hung Kai Properties, Ltd.	25,000	373
Swire Pacific, Ltd.	22,321	237
Television Broadcasts, Ltd.	10,667	60
Wharf Holdings, Ltd.	795,353	3,522
Wheelock & Co., Ltd. (Ñ)	49,000	133
Wing Hang Bank, Ltd.	4,000	54

		17,611

India - 0.2%
ICICI Bank, Ltd. - ADR (Ñ)	51,894	1,537
Infosys Technologies, Ltd.	37,370	1,379
Satyam Computer Services, Ltd.	41,090	367
Satyam Computer Services, Ltd. - ADR (Ñ)	20,490	437

		3,720

Indonesia - 0.1%
Bumi Resources Tbk PT	2,100,200	1,552

Ireland - 0.2%
Dragon Oil PLC	53,816	313
Elan Corp. PLC - ADR (Æ)(Ñ)	125,900	2,524
Ryanair Holdings PLC - ADR (Æ)(Ñ)	60,295	1,468

		4,305

Israel - 0.7%
Check Point Software Technologies (Æ)	88,700	2,025
Teva Pharmaceutical Industries, Ltd. -ADR	207,741	9,315

		11,340

Italy - 2.4%
Alleanza Assicurazioni SpA (Ñ)	211,124	2,063
Ansaldo STS SpA	151,493	2,253
Arnoldo Mondadori Editore SpA (Æ)(Ñ)	238,394	1,432
Assicurazioni Generali SpA (Æ)	10,834	376
Banca Italease SpA (Æ)	4,054	33
Buzzi Unicem SpA	12,293	259
Danieli & Co. SpA	2,076	45
Enel SpA	45,210	419
ENI SpA	257,687	8,717

International Fund	35

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fiat SpA (Æ)	51,057	878
Fondiaria-Sai SpA	52,668	1,751
Indesit Co. SpA (Æ)(Ñ)	7,493	77
Intesa Sanpaolo SpA	1,588,883	8,955
Mediaset SpA (Æ)(Ñ)	67,045	475
Milano Assicurazioni SpA (Æ)	43,763	224
Parmalat Finanziaria SpA (Ñ)(ß)	46,200	—
Pirelli & C SpA	308,072	191
Prysmian SpA	4,064	101
Telecom Italia SpA (Æ)	2,820,320	4,183
Terna Rete Elettrica Nazionale SpA (Ñ)	121,799	506
UniCredit SpA	1,544,271	9,196
Unione di Banche Italiane SCPA	2,679	64

		42,198

Japan - 15.3%
77 Bank, Ltd. (The)	41,000	245
Acom Co., Ltd. (Æ)	8,440	246
Aeon Credit Service Co., Ltd. (Ñ)	84,100	1,072
Aiful Corp. (Æ)(Ñ)	10,900	114
Aisin Seiki Co., Ltd.	10,700	279
Alfresa Holdings Corp.	1,300	80
Alps Electric Co., Ltd.	34,100	349
Aoyama Trading Co., Ltd.	1,100	19
Asahi Kasei Corp.	32,000	164
Astellas Pharma, Inc.	117,600	5,085
Autobacs Seven Co., Ltd.	200	5
Bank of Yokohama, Ltd. (The)	254,427	1,631
Bridgestone Corp.	85,000	1,382
Brother Industries, Ltd.	18,900	238
Calsonic Kansei Corp.	41,000	137
Canon Marketing Japan, Inc.	13,000	192
Canon, Inc. (Ñ)	379,650	17,349
Central Glass Co., Ltd.	50,000	198
Circle K Sunkus Co., Ltd. (Ñ)	8,700	151
Coca-Cola West Holdings Co., Ltd. (Ñ)	3,700	82
COMSYS Holdings Corp. (Ñ)	53,000	470
Credit Saison Co., Ltd. (Æ)	8,400	176
Dai Nippon Printing Co., Ltd.	39,000	536
Daiei, Inc. (The) (Æ)(Ñ)	18,450	144
Daifuku Co., Ltd. (Æ)	9,500	82
Daikin Industries, Ltd. (Ñ)	38,800	1,645
Daishi Bank, Ltd. (The)	30,000	124
Daito Trust Construction Co., Ltd.	3,800	173
Daiwa Securities Group, Inc.	329,910	2,850
Denki Kagaku Kogyo K K	35,000	104
Denso Corp.	17,100	444
Duskin Co., Ltd.	4,400	76

	Principal Amount ($) or Shares	Market Value $
Exedy Corp.	8,100	179
Ezaki Glico Co., Ltd. (Ñ)	1,000	12
FamilyMart Co., Ltd.	13,500	590
Fanuc, Ltd.	30,000	2,357
Fast Retailing Co., Ltd. (Ñ)	12,400	1,384
FCC Co., Ltd.	3,400	58
Fuji Fire & Marine Insurance Co., Ltd. (The)	58,000	168
Fuji Television Network, Inc.	1,250	1,724
FUJIFILM Holdings Corp.	11,400	357
Fujitsu, Ltd.	475,000	3,456
Funai Electric Co., Ltd. (Ñ)	3,900	121
Glory, Ltd.	14,700	320
H2O Retailing Corp. (Ñ)	30,000	194
Hachijuni Bank, Ltd. (The)	18,000	115
Hanwa Co., Ltd.	26,000	149
Heiwado Co., Ltd.	2,300	36
Higo Bank, Ltd. (The)	18,000	101
Hino Motors, Ltd.	58,000	303
Hirose Electric Co., Ltd. (Ñ)	13,000	1,231
Hitachi Capital Corp.	4,400	78
Hitachi Construction Machinery Co., Ltd.	32,627	847
Hitachi Kokusai Electric, Inc.	25,000	187
Hitachi, Ltd.	226,000	1,618
Hokkoku Bank, Ltd. (The)	7,000	24
Honda Motor Co., Ltd.	102,400	3,274
Hosiden Corp. (Ñ)	52,100	847
Hoya Corp.	121,600	2,481
Hyakujushi Bank, Ltd. (The)	9,000	50
Inpex Holdings, Inc.	333	3,346
Isuzu Motors, Ltd.	95,000	407
Itoham Foods, Inc.	25,000	137
Iyo Bank, Ltd. (The) (Ñ)	5,000	58
Japan Aviation Electronics Industry, Ltd. (Ñ)	13,000	88
Japan Steel Works, Ltd. (The)	58,000	1,034
Japan Tobacco, Inc.	271	1,268
JFE Holdings, Inc.	76,000	3,670
JFE Shoji Holdings, Inc.	59,000	451
JGC Corp.	13,000	264
Joyo Bank, Ltd. (The) (Ñ)	589,930	2,764
JTEKT Corp.	9,400	141
Kagoshima Bank, Ltd. (The)	33,000	238
Kaneka Corp. (Æ)	13,000	80
Kansai Paint Co., Ltd. (Æ)	12,000	84
Kanto Auto Works, Ltd.	2,900	38
Kao Corp.	511,300	13,254
Kawasaki Kisen Kaisha, Ltd.	20,000	156

36	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kayaba Industry Co., Ltd. (Ñ)	16,000	62
KDDI Corp.	451	2,585
Keihin Corp.	21,500	329
Keiyo Bank, Ltd. (The)	42,000	229
Keyence Corp. (Æ)	4,559	985
Kintetsu World Express, Inc.	5,900	143
Kobe Steel, Ltd.	58,000	163
Komatsu, Ltd.	86,500	2,132
Komori Corp.	9,000	149
Kose Corp.	137,310	3,339
Kuraray Co., Ltd. (Æ)	15,000	162
Kureha Corp.	12,000	66
Kurita Water Industries, Ltd. (Æ)	32,400	1,028
Kyocera Corp. (Ñ)	2,800	241
Kyoei Steel, Ltd. (Ñ)	2,100	45
Lawson, Inc.	8,900	460
Leopalace21 Corp.	8,600	115
Marubeni Corp.	408,000	2,971
Matsushita Electric Industrial Co., Ltd.	40,000	847
Meiji Dairies Corp. (Ñ)	46,000	236
MID Reit, Inc. Class A (ö)(Ñ)	397	1,105
Millea Holdings, Inc.	144,800	5,404
Miraca Holdings, Inc.	2,900	70
Mitsubishi Chemical Holdings Corp.	208,500	1,241
Mitsubishi Corp.	160,300	4,648
Mitsubishi Electric Corp.	30,000	291
Mitsubishi Estate Co., Ltd. (Ñ)	18,000	431
Mitsubishi Materials Corp. 2010	43,000	168
Mitsubishi UFJ Financial Group, Inc.	257,400	2,268
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,860	256
Mitsui & Co., Ltd.	118,000	2,451
Mitsui Chemicals, Inc. (Ñ)	285,000	1,363
Mitsui Fudosan Co., Ltd.	133,000	2,986
Mitsui Mining & Smelting Co., Ltd.	55,000	167
Mitsui OSK Lines, Ltd.	253,000	3,260
Mitsui Sumitomo Insurance Group Holdings, Inc. (Æ)	117,067	3,856
Mitsui-Soko Co., Ltd. (Ñ)	259,750	1,291
Mizuho Financial Group, Inc.	815	3,903
Musashino Bank, Ltd. (The)	4,900	186
Namco Bandai Holdings, Inc.	76,800	929
NEC Corp.	52,000	284
NEC Electronics Corp. (Æ)(Ñ)	5,000	134
New City Residence Investment Corp. Class A (ö)	212	383
Nichirei Corp.	82,000	479
Nifco, Inc.	4,400	100
Nintendo Co., Ltd.	33,000	15,913

	Principal Amount ($) or Shares	Market Value $
Nippon Commercial Investment Corp. (ö)	290	809
Nippon Electric Glass Co., Ltd.	77,200	1,135
Nippon Express Co., Ltd.	126,000	573
Nippon Kayaku Co., Ltd.	35,000	222
Nippon Konpo Unyu Soko Co., Ltd.	12,000	136
Nippon Mining Holdings, Inc.	226,000	1,364
Nippon Oil Corp.	46,000	289
Nippon Residential Investment Corp. Class A (ö)	261	746
Nippon Seiki Co., Ltd. (Ñ)	4,000	58
Nippon Steel Corp.	254,000	1,444
Nippon Telegraph & Telephone Corp.	693	3,513
Nippon Yusen KK	52,000	442
Nipponkoa Insurance Co., Ltd.	543,000	4,341
Nissan Motor Co., Ltd.	426,200	3,277
Nissan Shatai Co., Ltd.	39,000	294
Nissin Kogyo Co., Ltd. (Ñ)	7,500	128
Nitto Denko Corp.	72,900	2,085
Nomura Holdings, Inc. (Ñ)	506,860	7,312
Nomura Research Institute, Ltd. (Æ)	119,700	2,676
NTN Corp. (Ñ)	21,000	131
NTT DoCoMo, Inc.	210	339
Oki Electric Industry Co., Ltd. (Ñ)	52,000	79
Okinawa Electric Power Co., Inc. (The)	900	45
Omron Corp.	75,400	1,316
Onward Holdings Co., Ltd.	6,000	65
ORIX Corp.	14,810	2,242
Promise Co., Ltd. (Æ)	7,450	190
QP Corp. (Ñ)	19,800	182
Ricoh Co., Ltd.	158,000	2,543
Rohm Co., Ltd.	5,900	334
Sankyo Co., Ltd.	9,500	573
Sankyu, Inc. (Ñ)	14,000	69
Sekisui House, Ltd. (Ñ)	121,000	1,126
Seven & I Holdings Co., Ltd.	238,500	7,290
Sharp Corp.	135,000	1,876
Shiga Bank, Ltd. (The)	8,000	52
Shima Seiki Manufacturing, Ltd. - GDR	7,000	174
Shimano, Inc.	5,200	240
Shin-Etsu Chemical Co., Ltd.	67,800	4,152
Shinwa Kaiun Kaisha, Ltd.	18,000	88
Showa Shell Sekiyu KK	38,000	419
SMC Corp.	30,388	3,025
Softbank Corp. (Æ)(Ñ)	7,400	135
Sohgo Security Services Co., Ltd. (Ñ)	5,300	62
Sony Corp.	10,800	407
Stanley Electric Co., Ltd.	12,500	257
Star Micronics Co., Ltd.	8,700	121

International Fund	37

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sugi Pharmacy Co., Ltd. - GDR	96,899	2,746
Sumco Corp. (Ñ)	2,179	49
Sumitomo Bakelite Co., Ltd. (Ñ)	438,300	2,263
Sumitomo Forestry Co., Ltd. (Æ)	7,800	63
Sumitomo Metal Mining Co., Ltd.	10,000	128
Sumitomo Mitsui Financial Group, Inc. (Ñ)	427	3,290
Sumitomo Realty & Development Co., Ltd.	6,000	122
Sumitomo Trust & Banking Co., Ltd. (The)	437,081	2,984
Suzuken Co., Ltd.	8,800	303
Suzuki Motor Corp.	80,880	1,757
Takeda Pharmaceutical Co., Ltd.	156,800	8,329
Takefuji Corp. (Ñ)	8,660	119
TDK Corp.	5,100	296
THK Co., Ltd.	75,994	1,340
Toagosei Co., Ltd. (Æ)	17,000	70
Toho Pharmaceutical Co., Ltd. (Ñ)	10,786	202
Tokai Rika Co., Ltd. (Æ)	14,100	240
Tokai Rubber Industries, Inc.	19,100	235
Tokyo Electric Power Co., Inc. (The)	109,900	3,026
Tokyo Electron, Ltd.	10,100	567
Tokyo Gas Co., Ltd.	98,000	394
Tokyo Steel Manufacturing Co., Ltd.	31,300	350
Tokyo Style Co., Ltd.	2,000	18
Tokyu Land Corp.	193,000	958
Toppan Printing Co., Ltd.	54,000	559
Toshiba Corp.	396,000	2,562
Toshiba Machine Co., Ltd.	37,000	200
Toshiba TEC Corp.	43,000	238
Toyo Engineering Corp. Class A	57,000	425
Toyo Ink Manufacturing Co., Ltd.	3,000	10
Toyo Seikan Kaisha, Ltd.	10,200	184
Toyo Suisan Kaisha, Ltd.	26,000	654
Toyota Auto Body Co., Ltd.	14,700	256
Toyota Motor Corp.	283,200	12,169
TS Tech Co., Ltd.	3,800	59
United Urban Investment Corp. (ö)(Ñ)	173	755
USS Co., Ltd.	2,860	191
West Japan Railway Co.	639	3,028
Yamaha Corp.	23,800	489
Yamaha Motor Co., Ltd.	11,900	201
Yamato Holdings Co., Ltd.	28,000	350
Yamato Kogyo Co., Ltd. - GDR	6,200	278
Yodogawa Steel Works, Ltd.	8,000	42

		266,310

Luxembourg - 0.4%
ArcelorMittal	53,558	4,742
Evraz Group SA - GDR	2,122	204

	Principal Amount ($) or Shares	Market Value $
Millicom International Cellular SA (Æ)(Ñ)	1,100	81
Oriflame Cosmetics SA (Æ)	18,375	1,190
SES	20,564	500

		6,717

Malaysia - 0.0%
Sime Darby BHD	190,778	461

Mauritius - 0.0%
Golden Agri-Resources, Ltd. (Ñ)	257,846	134

Mexico - 0.5%
America Movil SAB de CV Series L	107,253	5,415
Cemex SAB de CV - ADR (Æ)(Ñ)	73,650	1,566
Grupo Modelo SAB de CV (Æ)	228,500	1,196

		8,177

Netherlands - 4.1%
Akzo Nobel NV	31,767	1,814
ASML Holding NV	25,029	575
Boskalis Westminster (Æ)(Ñ)	45,535	2,438
Fugro NV (Æ)	15,802	1,121
Gemalto NV (Æ)	2,756	104
Heineken NV (Ñ)	381,708	17,754
ING Groep NV (Ñ)	422,998	13,828
Koninklijke Ahold NV	348,160	3,964
Koninklijke DSM NV (Æ)(Ñ)	58,800	3,565
Koninklijke Philips Electronics NV	176,173	5,849
OCE NV (Ñ)	24,873	236
Reed Elsevier NV (Ñ)	231,327	3,818
Rodamco Europe NV (ö)	1,957	254
Royal KPN NV (Ñ)	145,300	2,531
SNS Reaal	17,719	296
TNT NV (Ñ)	113,960	3,982
TomTom NV (Æ)	6,522	147
Unilever NV	233,338	6,450
Wolters Kluwer NV	124,920	2,900

		71,626

Netherlands Antilles - 0.1%
Hunter Douglas NV (Æ)	2,819	169
Schlumberger, Ltd.	7,200	731

		900

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (Ñ)	742,068	2,054

38	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Norway - 0.8%
Norsk Hydro ASA (Æ)	46,600	586
Renewable Energy Corp. AS (Æ)(Ñ)	95,700	2,779
StatoilHydro ASA	153,618	4,991
Telenor ASA (Æ)	50,000	756
Yara International ASA (Ñ)	59,320	4,221

		13,333

Portugal - 0.1%
Energias de Portugal SA	335,835	1,833

Russia - 0.2%
Gazprom OAO - ADR (Æ)	31,540	1,511
LUKOIL - ADR	7,450	623
MMC Norilsk Nickel - ADR	40,500	884

		3,018

Singapore - 0.9%
Allgreen Properties, Ltd. (Æ)	81,220	55
Ascendas Real Estate Investment Trust (ö)(Ñ)	8,000	13
CapitaCommercial Trust (ö)(Ñ)	7,000	10
CapitaLand, Ltd. (Ñ)	201,400	835
CapitaMall Trust (ö)(Ñ)	14,286	31
China Aviation Oil Singapore Corp., Ltd. (Æ)	16,000	16
Creative Technology, Ltd. (Ñ)	3,450	15
DBS Group Holdings, Ltd.	113,700	1,588
Haw Par Corp., Ltd.	8,556	41
Jardine Cycle & Carriage, Ltd. (Ñ)	11,800	150
Keppel Corp., Ltd.	16,889	130
Neptune Orient Lines, Ltd. (Ñ)	65,231	133
Oversea-Chinese Banking Corp.	494,800	3,039
Pacific Century Regional Developments, Ltd.	113,000	25
Singapore Airlines, Ltd.	17,100	188
Singapore Petroleum Co., Ltd. (Ñ)	23,281	108
Singapore Telecommunications, Ltd.	2,908,500	7,593
StarHub, Ltd. (Æ)	12,000	24
Straits Asia Resources, Ltd. (Ñ)	261,000	529
United Overseas Bank, Ltd.	20,714	294
United Overseas Land, Ltd. (Æ)	17,000	42
Venture Corp., Ltd. (Æ)	4,000	31
Wing Tai Holdings, Ltd.	15,776	19

		14,909

	Principal Amount ($) or Shares	Market Value $

South Africa - 0.4%
Gold Fields, Ltd. - ADR	127,511	1,506
Impala Platinum Holdings, Ltd.	31,123	1,039
MTN Group, Ltd. (Æ)	219,854	3,788
Sanlam, Ltd.	209,900	499
Standard Bank Group, Ltd.	16,889	207

		7,039

South Korea - 0.7%
Hana Financial Group, Inc.	9,900	375
Hynix Semiconductor, Inc. (Ñ)	29,800	637
Hyundai Mobis	7,500	652
Industrial Bank of Korea	34,000	529
Kookmin Bank	5,500	315
Kookmin Bank - ADR (Ñ)	25,520	1,463
KT&G Corp.	26,142	2,317
LG Chem, Ltd.	7,090	720
Samsung Electronics Co., Ltd.	8,359	4,653
STX Pan Ocean Co., Ltd. (Ñ)	227,000	431

		12,092

Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	64,675	1,183
Banco Santander SA (Ñ)	731,576	14,117
Gamesa Corp. Tecnologica SA (Æ)	115,066	5,478
Gas Natural SDG SA	657	32
Iberdrola Renovables (Æ)	314,160	2,081
Iberdrola SA	643,181	8,734
Iberia Lineas Aereas de Espana (Æ)	115,440	345
Promotora de Informaciones SA (Ñ)	12,840	111
Red Electrica de Espana	27,032	1,627
Repsol YPF SA	94,539	3,174
Tecnicas Reunidas SA	17,708	1,331
Telefonica SA	574,894	14,977
Union Fenosa SA	102,895	2,757
Vertice Trescientos Sesenta Grados (Æ)(Ñ)	7,527	13

		55,960

Sweden - 0.8%
Alfa Laval AB (Æ)(Ñ)	11,500	179
D Carnegie AB (Æ)(Ñ)	1,200	15
Hennes & Mauritz AB Class B (Æ)	12,675	679
Industrivarden AB Class A (Æ)	3,500	50
Investor AB Class B (Æ)	2,200	48
JM AB	1,700	20

International Fund	39

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kinnevik Investment AB (Æ)(Ñ)	1,100	17
NCC AB	2,900	38
Nordea Bank AB (Ñ)	182,391	2,601
Peab AB (Æ)	10,400	67
Scania AB Class B (Æ)(Ñ)	71,100	1,115
Skanska AB Class B (Æ)(Ñ)	43,200	557
SKF AB Class B (Ñ)	10,400	176
Svenska Cellulosa AB Class B (Æ)(Ñ)	135,100	1,528
Swedish Match AB (Æ)	62,900	1,246
Tele2 AB Class B (Ñ)	66,100	1,155
Telefonaktiebolaget LM Ericsson Class B (Ñ)	351,100	3,679
Volvo AB Class B (Æ)	90,100	1,086

		14,256

Switzerland - 7.6%
ABB, Ltd. (Æ)	211,040	5,561
Actelion, Ltd. (Ñ)	58,468	3,176
Alcon, Inc.	11,500	1,983
Baloise Holding AG (Æ)	8,196	767
Bucher Industries AG (Æ)	364	84
Compagnie Financiere Richemont SA Class A	22,792	1,368
Credit Suisse Group (Æ)	298,170	14,969
Givaudan SA	4,080	3,324
Helvetia Holding AG (Æ)	479	179
Julius Baer Holding AG (Æ)	173,087	11,043
Kuoni Reisen Holding AG (Æ)(Ñ)	292	126
Lonza Group AG	52,437	7,620
Nestle SA	644,509	28,246
Novartis AG	355,943	21,099
Roche Holding AG	90,103	16,639
SGS SA	49	69
Swatch Group AG	32,123	1,405
Swatch Group AG Class B (Æ)(Ñ)	14,231	3,296
Swiss Life Holding	2,447	629
Swiss Reinsurance	34,882	2,166
Syngenta AG	15,830	4,614
UBS AG	207,905	3,978
Zurich Financial Services AG	1,720	452

		132,793

Taiwan - 0.4%
Asustek Computer, Inc.	270,000	708
High Tech Computer Corp.	110,500	1,732
HON HAI Precision Industry Co., Ltd.	307,000	1,481
Siliconware Precision Industries Co. (Æ)	534,531	704

	Principal Amount ($) or Shares	Market Value $
Taiwan Semiconductor Manufacturing Co., Ltd.	372,713	676
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	150,133	1,426
United Microelectronics Corp.	757,819	351

		7,078

Thailand - 0.1%
Bangkok Bank PCL	311,110	1,031
Banpu PCL	43,500	540
PTT PCL	48,200	363
Thai Oil PCL	321,900	471

		2,405

United Kingdom - 17.8%
3i Group PLC	269,378	4,783
Anglo American PLC	29,596	1,697
Antofagasta PLC	76,622	873
ARM Holdings PLC	1,880,620	3,545
Associated British Foods PLC	106,400	1,509
AstraZeneca PLC	83,283	4,037
Atkins WS PLC	34,716	597
Autonomy Corp. PLC (Æ)	228,757	4,823
Aviva PLC	433,464	4,301
BAE Systems PLC	979,661	8,712
Barclays PLC	521,930	3,505
BBA Aviation PLC	49,911	121
BG Group PLC	698,384	15,779
BHP Billiton PLC	185,540	6,192
BP PLC	1,089,012	11,185
BP PLC - ADR	66,860	4,108
Brit Insurance Holdings PLC	91,460	276
British Airways PLC	558,867	2,796
British American Tobacco PLC	132,400	4,776
British Energy Group PLC Class H	21,050	304
British Land Co. PLC (ö)	8,032	111
British Sky Broadcasting Group PLC	182,143	1,631
BT Group PLC	172,584	580
Burberry Group PLC (Æ)	178,260	1,583
Cadbury PLC	392,545	4,635
Capita Group PLC (The)	67,957	925
Carphone Warehouse Group PLC (Ñ)	17,813	66
Cattles PLC (Æ)	53,296	126
Centrica PLC	276,842	1,718
Charter PLC	46,700	785
Close Brothers Group PLC	40,511	476
Compass Group PLC	505,763	3,642

40	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CSR PLC (Æ)	17,233	98
Dana Petroleum PLC (Æ)	22,922	652
Davis Service Group PLC	31,120	255
Dawnay Day Treveria PLC	1,294,730	625
De La Rue PLC	79,600	1,327
Diageo PLC	627,517	10,915
Drax Group PLC (Æ)	57,561	827
DSG International PLC (Æ)	598,841	528
easyJet PLC (Ñ)	530,711	3,469
Eurasian Natural Resources Corp. (Æ)	87,447	1,815
Experian Group, Ltd.	491,702	3,797
Friends Provident PLC (Æ)	20,276	34
Galiform PLC	42,138	26
GKN PLC	384,348	1,614
GlaxoSmithKline PLC	1,073,279	24,987
Hays PLC (Æ)	197,243	312
HBOS PLC	1,746,863	10,026
Home Retail Group PLC	400,748	1,712
HSBC Holdings PLC	196,533	3,252
IG Group Holdings PLC	32,771	229
International Power PLC	222,985	1,814
Invensys PLC (Æ)	121,600	677
ITV PLC	575,710	482
J Sainsbury PLC	125,804	785
John Wood Group PLC	167,631	1,404
Johnson Matthey PLC	25,373	834
Kazakhmys PLC	39,500	1,162
Kesa Electricals PLC	122,627	363
Kingfisher PLC	491,457	1,142
Ladbrokes PLC	286,339	1,420
Lamprell PLC	10,167	100
Land Securities Group PLC (ö)	9,477	241
Legal & General Group PLC	286,407	551
Lloyds TSB Group PLC	676,556	3,950
Man Group PLC	728,652	8,802
Michael Page International PLC (Ñ)	393,893	2,005
Mondi PLC (Æ)	37,250	185
Murata Manufacturing Co., Ltd.	41,472	779
Old Mutual PLC	632,615	1,207
Reckitt Benckiser Group PLC	243,839	13,328
Reed Elsevier PLC	9,152	104
Regus Group PLC (Æ)	220,642	301
Rio Tinto PLC	33,022	3,463
Royal & Sun Alliance Insurance Group	523,156	1,356
Royal Bank of Scotland Group PLC	2,356,920	9,863
Royal Dutch Shell PLC Class A	347,278	12,400
Royal Dutch Shell PLC Class A (Ñ)	255,664	9,108
Royal Dutch Shell PLC Class B	79,608	2,804

	Principal Amount ($) or Shares	Market Value $
Scottish & Southern Energy PLC	72,915	2,018
Smiths Group PLC	133,969	2,761
Stagecoach Group PLC	158,291	886
Standard Chartered PLC	233,729	7,105
Taylor Wimpey PLC	256,659	199
Tesco PLC	742,555	5,276
Thomson Reuters PLC (Æ)	3,213	87
Tomkins PLC	21,125	51
Trinity Mirror PLC	215,518	366
Tullett Prebon PLC	41,194	378
Unilever PLC	319,124	8,740
Vodafone Group PLC	3,090,760	8,299
Vodafone Group PLC - ADR	158,250	4,246
Weir Group PLC (The)	85,637	1,511
Wellstream Holdings PLC (Æ)	43,490	1,023
WH Smith PLC	16,206	116
William Hill PLC	356,214	2,206
WM Morrison Supermarkets PLC	86,817	443
WPP Group PLC	1,151,590	10,961
Xstrata PLC	95,577	6,852

		310,851

United States - 0.8%
Dr Pepper Snapple Group, Inc. (Æ)	30,646	633
Las Vegas Sands Corp. (Æ)(Ñ)	51,632	2,350
Mettler Toledo International, Inc. (Æ)	7,600	817
Philip Morris International, Inc.	89,400	4,618
Synthes, Inc.	35,220	4,869

		13,287

Total Common Stocks
(cost $1,531,137)		1,588,794

Preferred Stocks - 0.4%
Brazil - 0.1%
Banco Itau Holding Financeira SA	75,575	1,616
Usinas Siderurgicas de Minas Gerais SA	17,475	770

		2,386

Germany - 0.3%
Fresenius SE (Æ)	2,934	239
Henkel KGaA (Æ)	79,729	3,174
Porsche Automobil Holding SE	4,630	698
RWE AG (Æ)	1,478	142
Volkswagen AG (Æ)	574	90

		4,343

International Fund	41

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

South Korea - 0.0%
Samsung Electronics Co., Ltd.		900	329

Total Preferred Stocks
(cost $7,436)			7,058

	Notional Amount
Options Purchased - 0.1%
(Number of Contracts)
Switzerland - 0.1%
Swiss Market Index
Sep 2008 6,605.00 Put (184)	CHF	12,153	878

Total Options Purchased
(cost $904)			878

	Principal Amount ($) or Shares
Warrants & Rights - 0.1%
Australia - 0.0%
Australand Property Group (Æ) 2008 Rights		3,886	—
Orica Ltd. (Æ) 2008 Rights		663	1

			1

Netherlands Antilles - 0.0%
Merrill Lynch International (Æ) 2010 Warrants		18,263	1,170

United States - 0.1%
Bharti Airtel, Ltd. (Æ)(þ) 2012 Warrants		75,000	1,397

Total Warrants & Rights
(cost $2,647)			2,568

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 8.7%
United States - 8.7%
Russell Investment Company Money Market Fund	140,000,000	140,000
United States Treasury Bills (ç)(ž)(§) 1.915% due 09/18/08	12,000	11,970

Total Short-Term Investments
(cost $151,970)		151,970

Other Securities - 10.0%
Russell Investment Company Money Market Fund (×)	63,478,537	63,479
State Street Securities Lending Quality Trust (×)	111,120,262	111,120

Total Other Securities
(cost $174,599)		174,599

Total Investments - 110.5%
(identified cost $1,868,693)		1,925,867

Other Assets and Liabilities, Net - (10.5%)		(182,583)

Net Assets - 100.0%		1,743,284

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

42	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands)	124	EUR	9,868	08/08	585
CAC-40 Index (France)	265	EUR	11,667	08/08	1,111
DAX Index (Germany)	64	EUR	10,440	09/08	(847)
EUR STOXX 50 Index	540	EUR	18,247	09/08	(1,021)
FTSE-100 Index (UK)	456	GBP	24,649	09/08	(3,586)
Hang Seng Index (Hong Kong)	92	HKD	104,765	08/08	133
MIB-30 (Italy)	19	EUR	2,708	09/08	(408)
MSCI Singapore Index	4	SGD	286	08/08	2
SPI 200 Index (Australia)	77	AUD	9,583	09/08	(592)
TOPIX Index (Japan)	314	JPY	4,086,710	09/08	(2,072)

Short Positions
DAX Index (Germany)	21	EUR	3,426	09/08	282
IBEX Plus Index (Spain)	28	EUR	3,315	08/08	(305)
OMX Index (Sweden)	402	SEK	35,044	08/08	(335)
SPI 200 Index (Australia)	113	AUD	14,063	09/08	1,141

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(5,912)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Switzerland
Swiss Market Index Futures
Sep 2008 6,605.00 Call (184)	CHF	12,153	(1,857)

Total Liability for Options Written (premiums received $904)			(1,857)

See accompanying notes which are an integral part of the financial statements.

International Fund	43

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	375	AUD	400	09/17/08	(1)
USD	382	AUD	400	09/17/08	(8)
USD	472	AUD	500	09/17/08	(4)
USD	473	AUD	500	09/17/08	(5)
USD	475	AUD	500	09/17/08	(8)
USD	518	AUD	550	09/17/08	(4)
USD	562	AUD	600	09/17/08	(1)
USD	563	AUD	600	09/17/08	(2)
USD	737	AUD	779	09/17/08	(8)
USD	2,209	AUD	2,336	09/17/08	(23)
USD	4,418	AUD	4,673	09/17/08	(47)
USD	8,353	AUD	8,900	09/17/08	(26)
USD	13,337	AUD	14,103	09/17/08	(143)
USD	14,375	AUD	15,325	09/17/08	(38)
USD	281	BRL	439	08/01/08	—
USD	98	BRL	153	08/04/08	—
USD	737	CAD	755	08/05/08	1
USD	746	CAD	765	08/05/08	1
USD	80	CHF	84	08/04/08	—
USD	242	CHF	254	08/04/08	—
USD	1,469	CHF	1,538	08/05/08	(1)
USD	205	CHF	215	08/06/08	—
USD	7,178	CHF	7,469	09/17/08	(44)
USD	90	DKK	429	08/01/08	—
USD	577	DKK	2,761	08/04/08	—
USD	361	DKK	1,728	08/05/08	—
USD	41	DKK	195	09/17/08	(1)
USD	46	DKK	219	09/17/08	(1)
USD	132	DKK	626	09/17/08	(1)
USD	79	EUR	38	08/01/08	(20)
USD	112	EUR	72	08/01/08	—
USD	529	EUR	340	08/01/08	1
USD	573	EUR	367	08/01/08	—
USD	807	EUR	518	08/01/08	1
USD	842	EUR	540	08/01/08	—
USD	33	EUR	21	08/04/08	—
USD	95	EUR	61	08/04/08	—
USD	111	EUR	71	08/04/08	—
USD	145	EUR	93	08/04/08	—
USD	235	EUR	151	08/04/08	—
USD	1,129	EUR	724	08/04/08	—
USD	2,532	EUR	1,624	08/04/08	2
USD	74	EUR	47	08/05/08	—
USD	1,062	EUR	681	08/05/08	—
USD	21	EUR	14	09/17/08	—
USD	39	EUR	25	09/17/08	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	78	EUR	50	09/17/08	—
USD	549	EUR	348	09/17/08	(7)
USD	764	EUR	500	09/17/08	14
USD	1,569	EUR	1,000	09/17/08	(13)
USD	1,570	EUR	1,000	09/17/08	(14)
USD	1,570	EUR	1,000	09/17/08	(15)
USD	1,573	EUR	1,000	09/17/08	(17)
USD	1,580	EUR	1,000	09/17/08	(24)
USD	2,331	EUR	1,500	09/17/08	3
USD	2,361	EUR	1,500	09/17/08	(28)
USD	3,141	EUR	2,000	09/17/08	(29)
USD	3,781	EUR	2,436	09/17/08	9
USD	3,889	EUR	2,506	09/17/08	10
USD	4,635	EUR	3,000	09/17/08	33
USD	4,638	EUR	3,000	09/17/08	30
USD	5,413	EUR	3,457	09/17/08	(35)
USD	5,417	EUR	3,460	09/17/08	(34)
USD	7,418	EUR	4,800	09/17/08	50
USD	8,345	EUR	5,400	09/17/08	56
USD	56,737	EUR	36,700	09/17/08	362
USD	65,445	EUR	42,400	09/17/08	523
USD	71,958	EUR	46,600	09/17/08	543
USD	119	GBP	60	08/01/08	—
USD	135	GBP	67	08/01/08	(3)
USD	147	GBP	74	08/01/08	—
USD	751	GBP	380	08/01/08	1
USD	1,007	GBP	509	08/01/08	1
USD	13	GBP	7	08/04/08	—
USD	414	GBP	209	08/04/08	—
USD	62	GBP	31	08/05/08	—
USD	343	GBP	173	08/05/08	—
USD	1,513	GBP	763	08/05/08	—
USD	1,563	GBP	798	09/05/08	15
USD	1,795	GBP	917	09/05/08	17
USD	2,779	GBP	1,420	09/05/08	28
USD	8	GBP	4	09/17/08	—
USD	10	GBP	5	09/17/08	—
USD	966	GBP	500	09/17/08	21
USD	970	GBP	500	09/17/08	17
USD	984	GBP	500	09/17/08	3
USD	988	GBP	500	09/17/08	—
USD	990	GBP	500	09/17/08	(3)
USD	992	GBP	500	09/17/08	(4)
USD	992	GBP	500	09/17/08	(4)
USD	994	GBP	500	09/17/08	(6)
USD	994	GBP	500	09/17/08	(7)

See accompanying notes which are an integral part of the financial statements.

44	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	995	GBP	500	09/17/08	(7)
USD	1,068	GBP	550	09/17/08	19
USD	1,420	GBP	724	09/17/08	9
USD	1,435	GBP	731	09/17/08	9
USD	1,561	GBP	800	09/17/08	19
USD	2,656	GBP	1,355	09/17/08	21
USD	2,681	GBP	1,369	09/17/08	22
USD	5,905	GBP	3,023	09/17/08	65
USD	9,713	GBP	5,000	09/17/08	161
USD	26,058	GBP	13,400	09/17/08	406
USD	52,328	GBP	26,925	09/17/08	847
USD	4	HKD	34	08/01/08	—
USD	1,777	HKD	13,868	08/01/08	—
USD	66	HKD	518	09/17/08	—
USD	174	HKD	1,354	09/17/08	—
USD	364	HKD	2,841	09/17/08	—
USD	84	JPY	8,820	08/01/08	(2)
USD	13	JPY	1,399	09/17/08	—
USD	50	JPY	5,227	09/17/08	(1)
USD	927	JPY	100,000	09/17/08	3
USD	928	JPY	100,000	09/17/08	2
USD	929	JPY	100,000	09/17/08	—
USD	934	JPY	100,000	09/17/08	(4)
USD	938	JPY	100,000	09/17/08	(9)
USD	939	JPY	100,000	09/17/08	(9)
USD	939	JPY	100,000	09/17/08	(10)
USD	947	JPY	100,000	09/17/08	(17)
USD	1,126	JPY	120,000	09/17/08	(11)
USD	1,419	JPY	150,000	09/17/08	(25)
USD	3,271	JPY	340,000	09/17/08	(110)
USD	4,043	JPY	430,000	09/17/08	(46)
USD	7,375	JPY	792,749	09/17/08	(7)
USD	26,108	JPY	2,770,000	09/17/08	(361)
USD	28,217	JPY	3,000,000	09/17/08	(332)
USD	30,802	JPY	3,272,000	09/17/08	(388)
USD	35,144	NOK	183,399	09/17/08	485
USD	358	SEK	2,176	08/01/08	2
USD	129	SEK	780	08/04/08	—
USD	161	SEK	972	08/05/08	—
USD	16	SEK	96	09/17/08	—
USD	16	SEK	96	09/17/08	—
USD	33	SEK	202	09/17/08	—
USD	262	SEK	1,586	09/17/08	—
USD	319	SEK	1,951	09/17/08	2
USD	330	SEK	1,978	09/17/08	(4)
USD	1	SGD	1	09/17/08	—
USD	1	SGD	1	09/17/08	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	1	SGD	1	09/17/08	—
USD	1	SGD	1	09/17/08	—
USD	1	SGD	2	09/17/08	—
USD	1	SGD	2	09/17/08	—
USD	1	SGD	2	09/17/08	—
USD	1	SGD	2	09/17/08	—
USD	2	SGD	3	09/17/08	—
USD	74	SGD	100	09/17/08	—
USD	483	SGD	656	09/17/08	(2)
USD	654	SGD	889	09/17/08	(2)
USD	654	SGD	889	09/17/08	(3)
USD	654	SGD	889	09/17/08	(3)
AUD	160	USD	154	08/01/08	4
AUD	28	USD	27	09/17/08	1
AUD	200	USD	187	09/17/08	—
AUD	250	USD	242	09/17/08	8
AUD	300	USD	280	09/17/08	—
AUD	300	USD	283	09/17/08	2
AUD	300	USD	286	09/17/08	5
AUD	300	USD	290	09/17/08	10
AUD	400	USD	375	09/17/08	1
AUD	448	USD	423	09/17/08	4
AUD	600	USD	562	09/17/08	1
AUD	1,196	USD	1,149	09/17/08	30
AUD	1,700	USD	1,596	09/17/08	6
AUD	2,600	USD	2,432	09/17/08	(1)
AUD	4,100	USD	3,840	09/17/08	5
AUD	5,657	USD	5,266	09/17/08	(26)
AUD	6,800	USD	6,383	09/17/08	21
BRL	71	USD	45	08/01/08	—
BRL	133	USD	85	08/01/08	—
BRL	134	USD	86	08/04/08	—
BRL	150	USD	96	08/04/08	—
CAD	21	USD	20	08/01/08	—
CAD	56	USD	55	08/01/08	—
CAD	1,013	USD	989	08/01/08	—
CAD	174	USD	170	08/05/08	—
CAD	175	USD	170	08/05/08	—
CHF	863	USD	824	08/04/08	—
CHF	16	USD	16	08/05/08	—
CHF	14	USD	13	08/06/08	—
CHF	273	USD	262	09/17/08	1
CHF	400	USD	391	09/17/08	9
CHF	1,084	USD	1,045	09/17/08	9
CHF	1,258	USD	1,216	09/17/08	14
CHF	4,836	USD	4,696	09/17/08	77
CHF	4,840	USD	4,700	09/17/08	77

See accompanying notes which are an integral part of the financial statements.

International Fund	45

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

DKK	31	USD	6	09/17/08	—
DKK	8,319	USD	1,722	09/17/08	(13)
EUR	8	USD	12	08/01/08	—
EUR	50	USD	78	08/01/08	—
EUR	96	USD	150	08/01/08	—
EUR	468	USD	728	08/01/08	(1)
EUR	508	USD	791	08/01/08	(1)
EUR	17	USD	26	08/04/08	—
EUR	240	USD	374	08/04/08	—
EUR	159	USD	248	08/05/08	—
EUR	200	USD	308	09/17/08	(3)
EUR	500	USD	772	09/17/08	(6)
EUR	500	USD	778	09/17/08	—
EUR	500	USD	778	09/17/08	—
EUR	500	USD	782	09/17/08	4
EUR	500	USD	791	09/17/08	13
EUR	500	USD	794	09/17/08	16
EUR	800	USD	1,232	09/17/08	(12)
EUR	800	USD	1,262	09/17/08	17
EUR	1,000	USD	1,573	09/17/08	17
EUR	1,500	USD	2,372	09/17/08	38
EUR	2,700	USD	4,167	09/17/08	(33)
EUR	7,000	USD	10,824	09/17/08	(66)
EUR	11,400	USD	17,623	09/17/08	(114)
EUR	13,858	USD	21,386	09/17/08	(175)
EUR	31,020	USD	47,890	09/17/08	(372)
EUR	47,100	USD	72,834	09/17/08	(445)
EUR	7,956	USD	12,425	10/31/08	75
GBP	18	USD	36	08/01/08	—
GBP	36	USD	71	08/01/08	—
GBP	71	USD	140	08/01/08	—
GBP	487	USD	964	08/01/08	(2)
GBP	35	USD	69	08/04/08	—
GBP	93	USD	183	08/04/08	—
GBP	288	USD	571	08/04/08	—
GBP	13	USD	25	08/05/08	—
GBP	15	USD	30	08/05/08	—
GBP	1,567	USD	3,061	09/05/08	(36)
GBP	1,568	USD	3,063	09/05/08	(36)
GBP	100	USD	196	09/17/08	(2)
GBP	150	USD	293	09/17/08	(3)
GBP	166	USD	329	09/17/08	1
GBP	200	USD	388	09/17/08	(7)
GBP	200	USD	396	09/17/08	1
GBP	200	USD	398	09/17/08	3
GBP	200	USD	399	09/17/08	4
GBP	300	USD	584	09/17/08	(9)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

GBP	300	USD	588	09/17/08	(5)
GBP	300	USD	596	09/17/08	4
GBP	400	USD	793	09/17/08	3
GBP	400	USD	796	09/17/08	6
GBP	400	USD	796	09/17/08	6
GBP	680	USD	1,352	09/17/08	9
GBP	1,400	USD	2,717	09/17/08	(48)
GBP	1,550	USD	3,013	09/17/08	(49)
GBP	2,000	USD	3,886	09/17/08	(64)
GBP	2,400	USD	4,665	09/17/08	(75)
GBP	9,660	USD	18,763	09/17/08	(315)
GBP	15,250	USD	29,636	09/17/08	(482)
GBP	3,034	USD	5,987	10/31/08	13
HKD	68	USD	9	08/01/08	—
HKD	1,038	USD	133	08/01/08	—
HKD	6,781	USD	869	08/01/08	—
HKD	102	USD	13	08/04/08	—
HKD	848	USD	109	09/17/08	—
JPY	87,448	USD	811	08/01/08	—
JPY	35,183	USD	325	08/04/08	(1)
JPY	9,447	USD	90	09/17/08	3
JPY	20,000	USD	188	09/17/08	3
JPY	34,587	USD	322	09/17/08	1
JPY	50,000	USD	469	09/17/08	4
JPY	50,000	USD	477	09/17/08	13
JPY	50,000	USD	479	09/17/08	14
JPY	60,000	USD	562	09/17/08	4
JPY	60,000	USD	564	09/17/08	6
JPY	99,765	USD	932	09/17/08	4
JPY	99,765	USD	932	09/17/08	4
JPY	100,000	USD	936	09/17/08	7
JPY	100,000	USD	940	09/17/08	11
JPY	130,000	USD	1,220	09/17/08	12
JPY	150,000	USD	1,407	09/17/08	13
JPY	199,530	USD	1,863	09/17/08	9
JPY	450,000	USD	4,240	09/17/08	57
JPY	498,826	USD	4,657	09/17/08	21
JPY	498,826	USD	4,658	09/17/08	21
JPY	780,000	USD	7,335	09/17/08	85
JPY	1,042,945	USD	9,760	09/17/08	66
JPY	1,370,920	USD	12,801	09/17/08	58
JPY	2,610,000	USD	24,590	09/17/08	330
JPY	2,810,000	USD	26,448	09/17/08	328
NOK	218	USD	42	08/01/08	(1)
NOK	146	USD	28	08/04/08	—
NOK	2,370	USD	460	09/17/08	—
NOK	2,373	USD	460	09/17/08	(1)

See accompanying notes which are an integral part of the financial statements.

46	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

NOK	6,010	USD	1,156	09/17/08	(12)
NOK	6,115	USD	1,176	09/17/08	(12)
SEK	118	USD	20	08/04/08	—
SEK	178	USD	29	08/05/08	—
SEK	3,243	USD	540	09/17/08	6
SEK	36,285	USD	5,990	09/17/08	14
SGD	188	USD	139	09/17/08	2
SGD	2,888	USD	2,109	09/17/08	(9)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					1,006

See accompanying notes which are an integral part of the financial statements.

International Fund	47

Russell Investment Company

International Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives	Counter Party	Notional Amount		Fund Pays	Termination Date	Unrealized Appreciation (Depreciation)

1 Month DKK LIBOR minus 1.000%	Merrill Lynch	DKK	1,317	MSCI Denmark Local Net Total Return Index	09/17/08	(13)
MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	1,744	1 Month EUR LIBOR	09/17/08	67
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	11,231	1 Month DKK LIBOR minus 0.82%	09/17/08	(106)

Total Unrealized Appreciation (Depreciation) on Open Index Swaps						(52)

See accompanying notes which are an integral part of the financial statements.

48	International Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 104.1%
Asset-Backed Securities - 11.9%
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
2.761% due 07/25/34	68	30
ACE Securities Corp. (Ê)
Series 2003-HE1 Class M1
3.436% due 11/25/33	1,131	905
Series 2003-OP1 Class M2
3.961% due 12/25/33	99	85
Series 2004-IN1 Class A1
2.781% due 05/25/34	97	68
Series 2005-HE2 Class M3
2.941% due 04/25/35	260	224
Series 2005-HE3 Class A2C
2.781% due 05/25/35	1,170	1,162
Series 2005-HE7 Class A2B
2.641% due 11/25/35	98	98
Series 2005-SD3 Class A
2.861% due 08/25/45	366	333
Series 2006-ASP Class A2A
2.541% due 10/25/36	142	141
Series 2006-FM1 Class A2C
2.611% due 07/25/36	2,870	1,901
Series 2006-HE2 Class A2C
2.621% due 05/25/36	1,365	1,143
Series 2006-OP1 Class M3
2.771% due 04/25/36	641	142
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 4.936% due 01/25/34	265	155
Alliance Bancorp Trust (Ê) Series 2007-OA1 Class A1 2.701% due 07/25/37	878	535
American Airlines Pass Through Trust Series 2001-01
6.817% due 11/23/12	245	187
6.977% due 05/23/21	50	38
American Express Credit Account Master Trust (Ê)
Series 2004-1 Class B
2.708% due 09/15/11	33	33
Series 2004-4 Class B
2.738% due 03/15/12	494	486
Series 2004-5 Class B
2.708% due 04/16/12	346	340
Series 2004-C Class C (Å)
2.958% due 02/15/12	1,264	1,235

	Principal Amount ($) or Shares	Market Value $
American Express Issuance Trust (Ê) Series 2007-1 Class B 3.008% due 09/15/11	1,200	1,148
AmeriCredit Automobile Receivables Trust
Series 2007-BF Class A2
5.310% due 01/06/11	2,299	2,300
Series 2007-DF Class A2A
5.660% due 01/06/11	1,592	1,593
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
6.211% due 02/25/33	145	85
Series 2004-R8 Class A5
2.831% due 09/25/34	31	31
Series 2004-R10 Class A5
2.851% due 11/25/34	1	1
Series 2005-R3 Class A1A
2.661% due 05/25/35	1,690	1,632
Series 2005-R5 Class A2B
2.691% due 07/25/35	244	239
Series 2005-R6 Class A2
2.661% due 08/25/35	2,451	2,354
Series 2005-R7 Class A2C
2.721% due 09/25/35	415	409
Series 2005-R10 Class A2B
2.703% due 12/25/35	264	250
Series 2006-R1 Class A2C
2.651% due 08/01/16	260	248
Argent Securities, Inc. (Ê)
Series 2005-W2 Class A2B1
2.661% due 10/25/35	1,466	1,423
Series 2005-W2 Class A2B2
2.721% due 10/25/35	379	367
Series 2006-M3 Class A2A
2.511% due 10/25/36	214	209
Asset Backed Funding Certificates (Ê)
Series 2006-HE1 Class A2A
2.521% due 01/25/37	398	386
Series 2006-HE1 Class A2C
2.621% due 01/25/37	1,035	646
Series 2006-OPT Class A3A
2.521% due 10/25/36	172	170
Series 2006-OPT Class M2
2.751% due 09/25/36	341	71
Asset Backed Securities Corp. (Ê)
Series 2003-HE1 Class M2
5.983% due 01/15/33	962	854
Series 2004-HE6 Class A1
2.736% due 09/25/34	80	70

Fixed Income III Fund	49

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-HE7 Class M9 (þ)
5.983% due 10/25/34	232	63
Series 2006-HE2 Class M3
2.851% due 03/25/36	325	62
Series 2006-HE3 Class A4
2.631% due 03/25/36	805	741
Bank of America Credit Card Trust (Ê)
Series 2006-C4 Class C4
2.688% due 11/15/11	5,082	4,966
Series 2006-C7 Class C7
2.688% due 03/15/12	300	290
Series 2007-A12 Class A12
2.658% due 01/15/13	7,400	7,296
Series 2008-A1 Class A1
3.038% due 04/15/13	500	496
Banc of America Mortgage Securities, Inc. (Ê) Series 2006-B Class 1A1 6.152% due 11/20/36	379	319
Bank One Issuance Trust (Ê) Series 2004-B1 Class B1 2.778% due 03/15/12	549	540
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	340	279
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2005-AQ1 Class 2A1
2.681% due 03/25/35	6	6
Series 2006-HE8 Class 2M1
2.791% due 10/25/36	400	121
Series 2006-HE9 Class 1A2
2.611% due 11/25/36	1,620	1,060
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 2.561% due 05/25/37	751	719
Capital One Multi-Asset Execution Trust Series 2007-A7 Class A7 5.750% due 07/15/20	1,110	1,057
Carmax Auto Owner Trust
Series 2007-2 Class A2
5.320% due 01/15/10	531	533
Series 2008-1 Class A2 (Ê)
3.158% due 04/15/11	1,206	1,208
Carrington Mortgage Loan Trust (Ê)
Series 2006-FRE Class A3
2.611% due 07/25/36	675	586
Series 2006-NC3 Class A1
2.511% due 08/25/36	692	686

	Principal Amount ($) or Shares	Market Value $
Centex Home Equity
Series 2005-D Class AF4
5.270% due 10/25/35	200	182
Series 2006-A Class AV2 (Ê)
2.561% due 06/25/36	1,889	1,857
Chase Credit Card Master Trust (Ê)
Series 2002-3 Class B
2.908% due 09/15/11	412	407
Series 2003-5 Class C
3.378% due 01/17/11	2,000	2,000
Series 2003-6 Class B
2.808% due 02/15/11	369	369
Series 2003-6 Class C
3.258% due 02/15/11	400	399
Chase Issuance Trust
Series 2004-C3 Class C3 (Ê)
2.928% due 06/15/12	300	291
Series 2005-C1 Class C1 (Ê)
2.828% due 11/15/12	2,000	1,912
Series 2005-C3 Class C3 (Ê)
2.798% due 11/15/12	329	309
Series 2006-B1 Class B1 (Ñ)(Ê)
2.608% due 04/15/13	800	751
Series 2006-B2 Class B (Ñ)(Ê)
2.558% due 10/15/12	738	702
Series 2006-C3 Class C3 (Ê)
2.688% due 06/15/11	415	408
Series 2007-A17 Class A
5.120% due 10/15/14	105	105
Series 2008-A7 Class A7 (Ê)
3.108% due 11/15/11	3,700	3,697
CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A2
3.711% due 10/01/37	400	297
Series 2007-1 Class 2A3
3.911% due 10/01/37	750	351
Citibank Credit Card Issuance Trust
Series 2006-B1 Class B1 (Ê)
2.570% due 03/07/11	4,000	3,955
Series 2007-A8 Class A8
5.650% due 09/20/19	335	328
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2006-AMC Class A2B
2.621% due 09/25/36	1,570	1,205
Series 2006-NC2 Class A2A
2.500% due 09/25/36	393	388
Series 2006-NC2 Class A2B
2.621% due 09/25/36	4,670	3,437

50	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-WFH Class A1
2.500% due 08/25/36	5	5
Series 2007-AMC Class A2A
2.521% due 05/25/37	2,042	1,932
Series 2008-RR1 Class A1A1 (Å)
2.531% due 01/25/37	782	704
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3
3.989% due 02/25/31	9	9
Series 2004-AB2 Class M3 (Ê)
3.061% due 05/25/36	230	124
Series 2004-BC1 Class M1 (Ê)
2.961% due 02/25/34	159	118
Series 2004-S1 Class A2
3.872% due 03/25/20	33	32
Series 2005-7 Class 3AV3 (Ê)
2.871% due 06/25/35	2,000	1,944
Series 2005-11 Class 3AV2 (Ê)
2.751% due 02/25/36	1,646	1,580
Series 2005-16 Class 2AF1 (Ê)
2.611% due 05/25/36	65	64
Series 2005-AB1 Class A2 (Ê)
2.671% due 10/25/34	1,175	1,145
Series 2006-1 Class AF3
5.348% due 07/25/36	600	555
Series 2006-2 Class 2A2 (Ê)
2.651% due 06/25/36	541	506
Series 2006-3 Class 2A2 (Ê)
2.641% due 06/25/36	975	887
Series 2006-6 Class 2A3 (Ê)
2.741% due 09/25/36	5,285	4,005
Series 2006-11 Class 1AF4
6.300% due 09/25/46	405	200
Series 2006-13 Class 1AF3
5.944% due 01/25/37	1,035	814
Series 2006-15 Class A3
5.689% due 10/25/46	560	501
Series 2006-17 Class 2A1 (Ê)
2.511% due 03/25/47	130	128
Series 2006-BC1 Class 2A2 (Ê)
2.641% due 04/25/36	156	151
Series 2006-S3 Class A2
6.085% due 06/25/21	540	304
Series 2006-S6 Class A2
5.519% due 03/25/34	555	413
Series 2006-S7 Class A3
5.712% due 11/25/35	2,575	868
Series 2006-S9 Class A3
5.728% due 08/25/36	665	254

	Principal Amount ($) or Shares	Market Value $
Series 2007-4 Class A2
5.530% due 03/25/37	1,340	1,254
Series 2007-7 Class 2A1 (Ê)
2.541% due 10/25/37	695	675
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 2.608% due 11/15/36	1,178	772
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB5 Class A1 (Ê)
2.521% due 06/25/36	51	50
Series 2007-CB1 Class AF2
5.721% due 01/25/37	335	259
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE Class A2 4.640% due 02/25/32	242	242
CSAB Mortgage Backed Trust
Series 2006-3 Class A1B2 (Ê)
2.556% due 11/25/36	212	203
Series 2006-4 Class A1A
5.868% due 12/25/36	456	449
Daimler Chrysler Auto Trust (Ê)
Series 2008-B Class A2B
3.391% due 07/08/11	900	903
Series 2008-B Class A3B
3.941% due 09/10/12	300	302
Delta Air Lines, Inc. 6.821% due 08/10/22	589	484
Dunkin Securitization (þ) Series 2006-1 Class A2 5.779% due 06/20/31	860	700
FBR Securitization Trust (Ê) Series 2005-2 Class AV3A 2.751% due 09/25/35	2,567	2,425
Fieldstone Mortgage Investment Corp. (Ê)
Series 2006-1 Class A2
2.651% due 05/25/36	1,588	1,382
Series 2006-3 Class 2A3
2.621% due 11/25/36	820	478
Series 2006-3 Class M1
2.721% due 11/25/36	665	121
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2005-FF4 Class 2A3
2.681% due 05/25/35	20	20
Series 2005-FF8 Class A2C
2.731% due 09/25/35	2,337	2,296

Fixed Income III Fund	51

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-FF1 Class 2A1
2.501% due 08/25/36	239	235
Series 2006-FF1 Class A2
2.511% due 07/25/36	139	137
2.521% due 10/25/36	226	212
Series 2006-FF1 Class A3
2.961% due 11/25/36	497	469
Series 2006-FF2 Class A2
2.531% due 02/25/36	1	1
Series 2006-FF9 Class M1
2.711% due 06/25/36	3,150	776
Series 2007-FF1 Class A2C
2.601% due 01/25/38	1,510	806
First USA Credit Card Master Trust (Ê) Series 1998-6 Class A 2.616% due 04/18/11	1,200	1,200
Ford Credit Auto Owner Trust (Ê) Series 2008-A Class A2 3.058% due 07/15/10	2,000	2,002
Fremont Home Loan Trust (Ê)
Series 2006-3 Class 2A1
2.531% due 02/25/37	100	98
Series 2006-3 Class 2A2
2.581% due 02/25/37	2,290	2,068
Series 2006-A Class 2A2
2.561% due 05/25/36	214	208
Series 2006-A Class M2 Interest Only STRIP
2.781% due 05/25/36	270	44
Series 2006-B Class 2A3
2.621% due 08/25/36	1,040	662
Series 2006-E Class 2A1
2.521% due 01/25/37	240	228
GE Capital Credit Card Master Note Trust
Series 2005-3 Class B (Ê)
2.758% due 06/15/13	296	274
Series 2006-1 Class A
5.080% due 09/15/12	832	843
Series 2006-1 Class B (Ê)
2.568% due 09/15/12	500	479
Green Tree Financial Corp.
Series 1994-1 Class A5
7.650% due 04/15/19	691	704
Series 1994-3 Class A5
8.400% due 06/15/19	581	601
Series 1994-5 Class A5
8.300% due 12/15/19	987	1,017

	Principal Amount ($) or Shares	Market Value $
GSAA Trust
Series 2006-2 Class 2A3 (Ê)
2.731% due 12/25/35	595	526
Series 2006-4 Class 1A2 (Ê)
5.993% due 03/25/36	413	200
Series 2006-4 Class 3A1
6.087% due 03/25/36	4,554	3,221
GSAMP Trust (Ê)
Series 2003-HE2 Class M1
3.111% due 08/25/33	159	134
Series 2004-SEA Class A2A
2.751% due 03/25/34	60	59
Series 2006-FM1 Class A2C
2.621% due 04/25/36	500	421
Series 2006-FM2 Class A2A
2.531% due 09/25/36	477	470
Series 2007-H1 Class M1 Interest Only STRIP
2.801% due 02/25/37	1,369	349
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A
2.748% due 01/20/34	512	449
Series 2007-1 Class AS
2.658% due 03/20/36	2,319	2,006
Series 2007-3 Class A1
3.282% due 11/20/36	1,018	1,017
Series 2007-3 Class APT
3.682% due 11/20/36	1,291	1,090
Home Equity Asset Trust (Ê)
Series 2005-5 Class 2A2
2.711% due 11/25/35	1,258	1,240
Series 2005-7 Class M1
2.911% due 01/25/36	2,375	1,496
Series 2006-3 Class 2A2
2.591% due 07/25/36	1,380	1,363
Series 2006-4 Class M3
2.821% due 08/25/36	479	104
Series 2006-7 Class 2A3
2.611% due 01/25/37	1,000	692
Household Automotive Trust
Series 2006-1 Class A3
5.430% due 06/17/11	1,402	1,403
Series 2006-2 Class A3
5.610% due 08/17/11	452	458
Household Credit Card Master Note Trust I
Series 2006-1 Class A
5.100% due 06/15/12	465	469

52	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-1 Class B (Ê)
2.598% due 06/15/12	264	252
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE2 Class 2A1
2.511% due 12/25/36	167	152
Series 2006-HE2 Class M1 Interest Only STRIP
2.701% due 12/25/36	260	25
Indymac Residential Asset Backed Trust (Ê)
Series 2006-E Class 2A3
2.631% due 04/25/37	1,560	971
Series 2006-H2 Class A
2.633% due 06/28/36	577	309
IXIS Real Estate Capital Trust (Ê)
Series 2006-HE2 Class M2
2.781% due 08/25/36	921	150
Series 2006-HE3 Class A1
2.511% due 10/25/36	389	384
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-WMC Class A2
2.511% due 07/25/30	35	35
2.511% due 08/25/36	258	254
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2
3.983% due 07/25/35	153	101
Series 2006-2N Class 1A2
2.801% due 02/25/46	604	247
Series 2006-16N Class A1A
2.541% due 11/25/46	328	312
Series 2007-4N Class 3A2A
4.544% due 04/25/37	895	543
Long Beach Mortgage Loan Trust (Ê)
Series 2002-5 Class M1
3.706% due 11/25/32	820	654
Series 2003-3 Class M1
3.586% due 07/25/33	1,471	1,158
Series 2004-4 Class 1A1
2.741% due 10/25/34	9	7
Series 2004-6 Class A3
3.111% due 11/25/34	880	752
Series 2005-3 Class 2A2
2.741% due 09/25/35	358	348
Series 2005-WL2 Class 3A3
2.731% due 08/25/35	925	909
Series 2005-WL3 Class 2A2A
2.601% due 11/25/35	1,661	1,647

	Principal Amount ($) or Shares	Market Value $
Master Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
4.936% due 08/25/33	99	62
Series 2006-NC2 Class A4
2.611% due 08/25/36	3,400	2,269
Series 2006-WMC Class A4
2.621% due 08/25/36	2,400	1,128
Series 2006-WMC Class M1 Interest Only STRIP
2.691% due 10/25/36	1,250	150
Mastr Asset Backed Securities Trust (Ê) Series 2006-AM3 Class A1 2.521% due 10/25/36	8	8
MBNA Credit Card Master Note Trust (Ê) Series 2003-B5 Class B5 2.828% due 02/15/11	500	500
MBNA Master Credit Card Trust Series 2000-E Class A 7.800% due 10/15/12	705	750
Mid-State Trust
Series 2003-11 Class A1
4.864% due 07/15/38	46	42
Series 2004-1 Class A
6.005% due 08/15/37	45	44
Series 2005-1 Class A
5.745% due 01/15/40	128	99
Series 2006-1 Class A (þ)
5.787% due 10/15/40	219	207
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M1
3.511% due 09/25/33	716	572
Series 2003-NC8 Class M3
4.561% due 09/25/33	60	37
Series 2006-HE1 Class A3
2.641% due 01/25/36	3,791	3,561
Series 2006-HE2 Class M1 Interest Only STRIP
2.791% due 03/25/36	4,013	1,302
Series 2006-HE2 Class M2
2.811% due 03/25/36	483	122
Series 2006-HE3 Class A2C
2.621% due 04/25/36	490	427
Series 2006-HE3 Class M2 Interest Only STRIP
2.761% due 04/25/36	4,815	785
Series 2006-HE5 Class A2C
2.601% due 08/25/36	2,000	1,404

Fixed Income III Fund	53

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-HE8 Class A2C
2.601% due 10/25/36	1,755	1,234
Series 2006-WMC Class A2C
2.611% due 06/25/36	2,265	1,582
Series 2006-WMC Class A2FP
2.533% due 07/25/36	276	258
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class A3 2.611% due 11/25/36	3,130	2,377
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-17X Class A1 2.581% due 10/25/46	229	213
Nationstar Home Equity Loan Trust (Ê) Series 2006-B Class AV1 2.531% due 09/25/36	74	74
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2
2.991% due 02/25/35	380	316
Series 2006-1 Class M2 Interest Only STRIP
2.821% due 05/25/36	1,555	391
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
5.011% due 04/25/33	73	40
Series 2003-3 Class M3
4.461% due 06/25/33	60	16
Series 2003-4 Class M2
4.111% due 07/25/33	47	27
Series 2005-2 Class A5
2.791% due 05/25/35	537	528
Series 2005-3 Class A4
2.711% due 08/25/35	418	417
Series 2005-4 Class A3
2.721% due 11/25/35	365	347
Series 2006-1 Class 2A2
2.591% due 01/25/36	1,742	1,679
Park Place Securities, Inc. (Ê)
Series 2004-MCW Class A1
2.774% due 10/25/34	389	327
Series 2005-WCW Class M1
2.911% due 09/25/35	375	292
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	415	393
Power Contract Financing LLC (þ) 6.256% due 02/01/10	74	75

	Principal Amount ($) or Shares	Market Value $
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	190	141
Series 2005-2 Class AF4
4.934% due 08/25/35	205	190
Series 2005-4 Class A3
5.565% due 02/25/36	94	91
Series 2006-1 Class AF3
5.608% due 05/25/36	200	196
Series 2006-1 Class AF6
5.746% due 05/25/36	320	266
Series 2007-1 Class AF2
5.512% due 04/25/37	1,075	1,035
Series 2007-2 Class AF2
5.675% due 06/25/37	390	351
RESI Finance, LP (Ê)(þ) Series 2007-B Class B5 3.558% due 03/27/37	558	251
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	303	259
Series 2006-RZ3 Class A1 (Ê)
2.531% due 08/25/36	196	191
Series 2006-RZ4 Class A1A (Ê)
2.541% due 10/25/36	228	212
Residential Asset Securities Corp.
Series 2001-KS3 Class AII (Ê)
2.921% due 09/25/31	36	30
Series 2003-KS2 Class MI1
4.800% due 04/25/33	617	467
Series 2003-KS2 Class MI3
6.100% due 04/25/33	125	45
Series 2005-AHL Class A2 (Ê)
2.731% due 07/25/35	122	116
Series 2005-KS6 Class A3 (Ê)
2.691% due 07/25/35	463	462
Series 2005-KS8 Class A3 (Ê)
2.720% due 08/25/35	685	673
Series 2006-KS1 Class A2 (Ê)
2.600% due 02/25/36	89	88
Series 2006-KS2 Class A2 (Ê)
2.930% due 03/25/36	420	419
Series 2006-KS3 Class AI2 (Ê)
2.581% due 04/25/36	315	312
Residential Funding Mortgage Securities II, Inc. (Ê) Series 2006-HI1 Class A1 2.571% due 02/25/36	20	20

54	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Saxon Asset Securities Trust (Ê)
Series 2005-4 Class A2C
2.711% due 11/25/37	923	891
Series 2006-3 Class A1
2.521% due 10/25/46	225	220
SBI Heloc Trust (Ê)(þ) Series 2006-1A Class 1A2A 2.631% due 08/25/36	166	159
Securitized Asset Backed Receivables LLC Trust (Ê)
Series 2005-HE1 Class A1A (Å)
2.761% due 10/25/35	3,057	2,949
Series 2006-FR4 Class A2A
2.541% due 08/25/36	2,708	2,576
Series 2006-HE1 Class M1 Interest Only STRIP
2.761% due 05/25/36	1,203	291
Series 2006-OP1 Class A2B
2.661% due 10/25/35	224	221
Series 2007-NC1 Class A2B
2.611% due 12/25/36	600	384
SG Mortgage Securities Trust (Ê) Series 2006-FRE Class A2B 2.641% due 02/25/36	935	711
SLC Student Loan Trust (Ê) Series 2007-1 Class A1 2.674% due 02/15/15	455	453
SLM Student Loan Trust (Ê)
Series 2006-8 Class A2
2.800% due 10/25/16	404	401
Series 2007-3 Class A1
2.790% due 10/27/14	834	831
Series 2008-2 Class A1
3.100% due 01/26/15	192	191
Series 2008-7 Class A2
2.983% due 10/25/17	7,400	7,217
Soundview Home Equity Loan Trust
Series 2005-4 Class 2A3 (Ê)
2.691% due 03/25/36	1,482	1,465
Series 2005-OPT Class 2A3 (Ê)
2.721% due 12/25/35	1,166	1,101
Series 2006-EQ1 Class A1 (Ê)
2.511% due 10/25/36	89	88
Series 2006-EQ2 Class A1 (Ê)
2.541% due 01/25/37	951	931
Series 2006-OPT Class A2 (Ê)
2.581% due 05/25/36	97	97
Series 2006-OPT Class M3 (Ê)
2.781% due 07/25/36	801	98

	Principal Amount ($) or Shares	Market Value $
Series 2006-WF1 Class A1F
5.998% due 10/25/36	1,164	1,157
Series 2006-WF1 Class A2
5.645% due 10/25/36	695	666
Specialty Underwriting & Residential Finance (Ê)
Series 2005-BC4 Class A2B
2.691% due 09/25/36	1,539	1,487
Series 2006-AB1 Class A1
2.541% due 12/25/36	1	1
Series 2006-AB2 Class A2A
2.501% due 06/25/37	65	65
Series 2006-BC1 Class A2B
2.611% due 12/25/36	2,308	2,271
Series 2006-BC5 Class A2D
2.611% due 11/25/37	4,980	3,559
Series 2006-BC5 Class M1 Interest Only STRIP
2.701% due 11/25/37	900	195
Structured Asset Investment Loan Trust (Ê)
Series 2003-BC1 Class 3A
3.141% due 11/25/33	12	11
Series 2003-BC1 Class A2
3.141% due 01/25/33	1,157	1,017
Series 2005-3 Class M2
2.901% due 04/25/35	210	148
Series 2005-6 Class A8
2.701% due 07/25/35	304	303
Series 2005-7 Class A4
2.651% due 08/25/35	936	925
Series 2006-BNC Class A2
2.501% due 09/25/36	329	320
Series 2006-BNC Class A3
2.611% due 09/25/36	2,000	1,491
Structured Asset Securities Corp.
Series 2001-SB1 Class A2
3.375% due 08/25/31	193	158
Series 2004-19X Class A2
4.370% due 10/25/34	7	7
Series 2005-GEL Class A (Ê)
2.811% due 12/25/34	92	85
Series 2006-BC3 Class A2 (Ê)
2.511% due 10/25/36	792	761
Series 2006-BC6 Class A4 (Ê)
2.631% due 01/25/37	1,050	611
Series 2007-BC3 Class 2A2 (Ê)
2.601% due 08/25/09	1,800	1,535

Fixed Income III Fund	55

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Triad Auto Receivables Owner Trust
Series 2006-C Class A3
5.260% due 11/14/11	1,377	1,354
Series 2007-A Class A2
5.350% due 03/14/11	813	812
TXU Electric Delivery Transition Bond Co. LLC Series 2004-1 Class A2 4.810% due 11/17/14	100	101
United Airlines Pass Through Trust 6.636% due 07/02/22	714	540
USAA Auto Owner Trust Series 2008-1 Class A3 4.160% due 04/16/12	295	297
VTB 24 Capital PLC (Ê) 3.497% due 12/07/09	260	253
Wachovia Auto Loan Owner Trust (Ê) Series 2008-1 Class A2B 3.308% due 03/21/11	2,000	2,003
Washington Mutual Alternative Mortgage Pass-Through Certificates (Ê) Series 2006-AR6 Class 1A 2.651% due 07/25/46	191	118
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE2 Class A1 2.501% due 05/25/36	6	6
Wells Fargo Home Equity Trust (Ê) Series 2006-3 Class A1 2.511% due 01/25/37	136	133
World Financial Properties (Å) 6.950% due 09/01/13	142	140

		211,479

Certificates of Deposit - 0.1%
Bank of Ireland Governor & Co. (Ê) 2.753% due 01/15/10	2,200	2,177

Corporate Bonds and Notes - 19.0%
Abbott Laboratories 5.600% due 11/30/17	256	258
Ace Capital Trust II 9.700% due 04/01/30	375	398
Aetna, Inc. 6.750% due 12/15/37	560	522
AIG SunAmerica Global Financing VI (Å) 6.300% due 05/10/11	630	628

	Principal Amount ($) or Shares	Market Value $
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	160	155
Allison Transmission (Ñ)(þ) 11.000% due 11/01/15	770	697
Allstate Life Global Funding Trusts 5.375% due 04/30/13	500	500
Alltel Corp. 6.800% due 05/01/29	520	485
AMB Property, LP (Ñ) 6.300% due 06/01/13	225	224
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	40	40
American Express Bank FSB
Series BKNT
5.500% due 04/16/13	2,475	2,397
6.000% due 09/13/17	100	93
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	100	93
American Express Co. 7.000% due 03/19/18	400	398
American Express Credit Corp.
2.523% due 11/09/09 (Ê)	200	195
5.875% due 05/02/13	875	859
American General Finance Corp.
4.875% due 05/15/10	425	394
6.900% due 12/15/17	800	642
American International Group, Inc.
4.700% due 10/01/10	440	430
5.375% due 10/18/11	560	546
5.050% due 10/01/15	765	681
5.850% due 01/16/18	1,900	1,704
6.250% due 03/15/37	500	380
8.175% due 05/15/58 (þ)	1,465	1,313
Americo Life, Inc. (Å) 7.875% due 05/01/13	100	102
Ameriprise Financial, Inc. 7.518% due 06/01/66	2,680	2,307
AmerisourceBergen Corp.
5.875% due 09/15/15	15	14
Series WI
5.625% due 09/15/12	1,045	1,041
Amgen, Inc. (Ñ) 6.150% due 06/01/18	455	464
Anadarko Petroleum Corp. 5.950% due 09/15/16	225	224

56	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ANZ Capital Trust (ƒ)(þ) 4.484% due 12/31/49	575	557
Apache Corp. 5.250% due 04/15/13	425	431
Appalachian Power Co. Series O 5.650% due 08/15/12	185	185
ARAMARK Corp.
Series WI
6.301% due 02/01/15 (Ê)	475	437
8.500% due 02/01/15	480	478
Arantes International, Ltd. 10.250% due 06/19/13	250	224
ArcelorMittal USA 6.500% due 04/15/14	570	574
Arizona Public Service Co.
5.800% due 06/30/14	150	143
6.250% due 08/01/16	500	479
AT&T Corp.
7.300% due 11/15/11	785	835
8.000% due 11/15/31	665	755
AT&T, Inc.
2.884% due 02/05/10 (Ê)	200	199
4.950% due 01/15/13	100	100
5.500% due 02/01/18	100	98
6.300% due 01/15/38	2,215	2,084
6.400% due 05/15/38	300	286
Atmos Energy Corp. 6.350% due 06/15/17	210	206
Avista Capital Trust III 6.500% due 04/01/34	360	339
Axcan Intermediate Holdings, Inc. (Å) 9.250% due 03/01/15	1,000	1,005
Bank of America Corp.
2.904% due 11/06/09 (Ê)	200	199
5.375% due 09/11/12	1,100	1,095
5.625% due 10/14/16	145	137
6.000% due 09/01/17	975	939
5.750% due 12/01/17	2,300	2,158
5.650% due 05/01/18	1,965	1,834
8.000% due 12/29/49 (ƒ)	8,930	8,238
8.125% due 12/29/49 (ƒ)	2,800	2,605
BankAmerica Capital III (Ê) Series* 3.361% due 01/15/27	700	505
Baxter International, Inc. (Ñ) 5.375% due 06/01/18	435	428

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Cos., Inc. (The)
2.768% due 08/21/09 (Ê)	1,300	1,295
6.400% due 10/02/17	535	524
7.250% due 02/01/18	2,235	2,323
Bellsouth Telecommunications, Inc. 7.000% due 12/01/95	680	630
Best Buy Co., Inc. (þ) 6.750% due 07/15/13	900	914
BNP Paribas Capital Trust (ƒ)(Å) 9.003% due 12/29/49	850	866
Boardwalk Pipelines, LP 5.875% due 11/15/16	425	408
Boston Scientific Corp. 6.400% due 06/15/16	1,430	1,373
Bowater, Inc. 9.000% due 08/01/09	785	718
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	60	60
Caesars Entertainment, Inc. (Ñ) 8.125% due 05/15/11	2,100	1,575
Calpine Construction Finance Co., LP and CCFC Finance Corp. (Ê)(þ) 11.499% due 08/26/11	825	879
Capmark Financial Group, Inc.
5.875% due 05/10/12	1,290	822
6.300% due 05/10/17	1,385	813
Cargill, Inc. (þ) 5.200% due 01/22/13	800	792
Carolina Power & Light Co. 6.500% due 07/15/12	45	47
Catlin Insurance Co., Ltd. (ƒ)(Å) 7.249% due 12/31/49	200	119
CCH I Holdings LLC/CCH I Holdings Capital Corp. (Ñ) 13.500% due 01/15/14	1,220	836
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	135	136
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	255	248
6.250% due 02/01/37	55	49
Series B
7.875% due 04/01/13	675	722
Charter Communications, Inc. Series 144a (þ) 10.875% due 09/15/14	855	889

Fixed Income III Fund	57

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CHS/Community Health Systems, Inc. (Ñ) Series WI 8.875% due 07/15/15	1,660	1,672
Chubb Corp.
6.375% due 03/29/67	450	411
Series 1
6.500% due 05/15/38	275	261
CIT Group, Inc. (Ê) 2.839% due 08/17/09	700	641
Citigroup Capital XXI 8.300% due 12/21/77	1,305	1,192
Citigroup, Inc.
2.831% due 12/28/09 (Ê)	700	684
6.500% due 01/18/11	210	216
5.500% due 08/27/12	600	585
5.300% due 10/17/12	200	194
5.500% due 04/11/13	3,780	3,692
5.850% due 07/02/13	1,550	1,527
4.700% due 05/29/15	170	153
5.850% due 08/02/16	150	142
6.000% due 08/15/17	500	473
6.125% due 11/21/17	1,335	1,280
6.125% due 05/15/18	400	383
6.125% due 08/25/36	200	167
6.875% due 03/05/38	875	844
8.400% due 04/29/49 (ƒ)	3,615	3,095
Clorox Co. 4.200% due 01/15/10	155	154
CNA Financial Corp. 6.500% due 08/15/16	275	261
Columbus Southern Power Co. Series C 5.500% due 03/01/13	75	75
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	250	298
Comcast Cable Communications LLC (Ñ) 6.750% due 01/30/11	140	145
Comcast Cable Holdings LLC
9.800% due 02/01/12	350	393
7.875% due 08/01/13	670	721
Comcast Corp.
5.500% due 03/15/11	525	525
6.300% due 11/15/17	1,955	1,941
5.875% due 02/15/18	100	96
6.500% due 11/15/35	225	210
6.450% due 03/15/37	100	92
Comcast Holdings Corp. 10.625% due 07/15/12	475	544

	Principal Amount ($) or Shares	Market Value $
Commonwealth Edison Co.
6.150% due 09/15/17	330	329
6.950% due 07/15/18	100	98
Series 100
5.875% due 02/01/33	300	267
Series 105
5.400% due 12/15/11	225	226
Consolidated Natural Gas Co. Series C 6.250% due 11/01/11	80	83
Constellation Brands, Inc. (Ñ) Series B 8.125% due 01/15/12	770	772
Continental Airlines, Inc.
Series 01-1
6.503% due 06/15/11	970	873
Series 99-2
7.056% due 09/15/09	800	768
Cooper Industries, Inc. Series WI 5.250% due 11/15/12	165	166
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	200	188
Countrywide Home Loans, Inc.
Series MTN
4.125% due 09/15/09	1,850	1,798
Series MTNL
4.000% due 03/22/11	800	744
COX Communications, Inc.
4.625% due 01/15/10	1,110	1,102
Series 144a
5.875% due 12/01/16 (þ)	175	170
6.250% due 06/01/18 (Å)	475	468
Credit Suisse USA, Inc.
4.875% due 08/15/10	130	131
5.250% due 03/02/11 (Ñ)	210	211
5.500% due 08/15/13	55	55
4.875% due 01/15/15 (Ñ)	175	165
CSC Holdings, Inc.
Series B
8.125% due 08/15/09	515	520
Series WI (Ñ)
6.750% due 04/15/12	160	152
CSX Corp. 6.250% due 03/15/18	200	186
Daimler Finance North America LLC
3.241% due 08/03/09 (Ê)	400	397
8.500% due 01/18/31	150	161

58	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Darden Restaurants, Inc. 6.800% due 10/15/37	240	209
Dayton Power & Light Co. (The) 5.125% due 10/01/13	395	399
DCP Midstream LLC 6.875% due 02/01/11	20	20
Delta Air Lines, Inc./Old
Series 00-1
7.379% due 05/18/10	270	254
7.570% due 11/18/10	1,060	999
Series 01-1
7.111% due 09/18/11	250	224
Detroit Edison Co. (The) 6.350% due 10/15/32	130	126
Developers Diversified Realty Corp.
4.625% due 08/01/10	355	342
5.250% due 04/15/11	70	67
5.375% due 10/15/12	760	699
Dex Media West LLC/Dex Media Finance Co. (Ñ) Series B 8.500% due 08/15/10	625	600
DirecTV Holdings LLC/DirecTV Financing Co. 8.375% due 03/15/13	250	258
Discover Financial Services (Ê) Series WI 3.316% due 06/11/10	1,270	1,035
Dominion Resources, Inc.
Series 06-B (Ñ)
6.300% due 09/30/66	610	551
Series B
6.250% due 06/30/12	263	271
DPL, Inc. 6.875% due 09/01/11	561	584
Dr Pepper Snapple Group, Inc. (þ)
6.820% due 05/01/18	1,000	1,006
7.450% due 05/01/38	250	254
E*Trade Financial Corp. (þ) 12.500% due 11/30/17	1,435	1,514
Echostar DBS Corp. 7.125% due 02/01/16	500	461
EI Du Pont de Nemours & Co. 6.000% due 07/15/18	755	764
El Paso Corp.
8.050% due 10/15/30	300	304
Series* (Ñ)
9.625% due 05/15/12	300	325
El Paso Natural Gas Co. 7.500% due 11/15/26	250	249

	Principal Amount ($) or Shares	Market Value $
Elwood Energy LLC 8.159% due 07/05/26	72	70
Energy Future Holdings Corp. (þ) Series 144a 10.875% due 11/01/17	530	546
Energy Partners, Ltd. Series WI 9.750% due 04/15/14	225	207
Energy Transfer Partners, LP
5.950% due 02/01/15	950	946
6.700% due 07/01/18	700	706
Entergy Gulf States Louisiana LLC (þ) 6.000% due 05/01/18	550	537
Enterprise Products Operating LLC 6.500% due 01/31/19	1,055	1,061
Enterprise Products Operating, LP
4.950% due 06/01/10	275	274
8.375% due 08/01/66	250	244
7.034% due 01/15/68	75	65
Farmers Exchange Capital (þ) Series 144a 7.050% due 07/15/28	1,420	1,168
Farmers Insurance Exchange (þ) Series 144a 6.000% due 08/01/14	255	253
Federal Express Corp. 7.600% due 07/01/97	180	202
FedEx Corp. 5.500% due 08/15/09	45	45
First Data Corp. (Ñ)(þ) Series 144a 9.875% due 09/24/15	770	681
First Union Institutional Capital II 7.850% due 01/01/27	640	596
FirstEnergy Corp.
Series B
6.450% due 11/15/11	745	761
Series C
7.375% due 11/15/31	275	294
Fiserv, Inc. 6.125% due 11/20/12	600	600
Ford Motor Co. (Ñ) 7.450% due 07/16/31	1,570	816
Ford Motor Credit Co. LLC
5.700% due 01/15/10	200	172
7.875% due 06/15/10	200	170
8.625% due 11/01/10	100	84
7.375% due 02/01/11	100	81
9.875% due 08/10/11	4,760	3,881
7.250% due 10/25/11	195	147

Fixed Income III Fund	59

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.538% due 01/13/12 (Ê)	520	377
7.800% due 06/01/12	310	233
7.000% due 10/01/13	60	43
8.000% due 12/15/16 (Ñ)	330	233
Series WI
9.750% due 09/15/10	655	566
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	855	896
Freescale Semiconductor, Inc. Series WI 8.875% due 12/15/14	1,330	1,127
Frontier Communications Corp.
9.250% due 05/15/11	250	260
9.000% due 08/15/31	1,110	982
General Electric Capital Corp.
2.856% due 01/20/10 (Ê)	1,100	1,095
2.989% due 01/08/16 (Ê)	100	94
5.625% due 05/01/18	760	739
5.875% due 01/14/38	2,075	1,863
6.375% due 11/15/67	5,200	4,803
Series GMTN (Ê)
2.816% due 03/12/10	100	99
Series GMTN (Ñ)
5.500% due 04/28/11	400	413
Series MTN (Ê)
2.825% due 10/26/09	200	199
Series MTNA
5.450% due 01/15/13	1,150	1,154
General Electric Co.
5.250% due 12/06/17	700	678
General Mills, Inc. 5.650% due 09/10/12	270	275
General Motors Corp. 8.375% due 07/15/33	1,485	731
Georgia-Pacific LLC 9.500% due 12/01/11	445	448
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13	7,400	7,399
GMAC LLC
6.875% due 09/15/11	2,450	1,618
8.000% due 11/01/31	1,745	978
Goldman Sachs Group, Inc. (The)
2.800% due 11/16/09 (Ê)	200	197
6.250% due 09/01/17	1,600	1,562
6.150% due 04/01/18	1,300	1,252
6.750% due 10/01/37	445	393
Goodyear Tire & Rubber Co. (The)
6.678% due 12/01/09 (Ê)	1,000	990
9.000% due 07/01/15 (Ñ)	125	126

	Principal Amount ($) or Shares	Market Value $
GrafTech Finance, Inc. 10.250% due 02/15/12	229	236
GulfSouth Pipeline Co., LP (þ) 6.300% due 08/15/17	275	271
Harrah's Operating Co., Inc.
5.500% due 07/01/10	200	174
6.500% due 06/01/16	1,205	542
HBOS PLC (þ) 6.750% due 05/21/18	2,375	2,141
HCA, Inc.
6.375% due 01/15/15	460	377
Series WI
9.125% due 11/15/14	625	644
9.250% due 11/15/16	750	772
9.625% due 11/15/16	250	258
HCP, Inc. 5.950% due 09/15/11	575	560
Health Net, Inc. 6.375% due 06/01/17	490	419
Healthsouth Corp.
9.133% due 06/15/14 (Ê)	465	473
10.750% due 06/15/16 (Ñ)	675	722
Hertz Corp. (The) 8.875% due 01/01/14	125	115
Historic TW, Inc. 8.050% due 01/15/16	540	564
HJ Heinz Co. (þ) 6.428% due 12/01/20	100	101
Hospira, Inc. (Ê) 3.281% due 03/30/10	260	250
HRPT Properties Trust 5.750% due 02/15/14	1,040	941
HSBC Finance Corp. (Ê) 2.846% due 10/21/09	300	294
HSN, LP (þ) 11.250% due 08/01/16	625	621
HUB International Holdings, Inc. (þ) Series 144a 10.250% due 06/15/15	1,315	1,052
Huntsman LLC 11.500% due 07/15/12	250	261
Idearc, Inc. 8.000% due 11/15/16	250	114
ING Capital Funding Trust III (ƒ) 8.439% due 12/29/49	875	885
Inmarsat Finance PLC 10.375% due 11/15/12	375	377
International Business Machines Corp. 5.700% due 09/14/17	680	690

60	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

International Lease Finance Corp. 4.950% due 02/01/11	350	323
International Paper Co. 5.850% due 10/30/12	1,330	1,260
iStar Financial, Inc. Series B 5.125% due 04/01/11	350	268
Jackson National Life Fund LLC 3.059% due 08/06/11	7,500	7,193
JC Penney Corp., Inc. 6.375% due 10/15/36	420	336
Jersey Central Power & Light Co. 5.625% due 05/01/16	275	259
JP Morgan Chase Capital XIII (Ê) Series M 3.751% due 09/30/34	1,500	1,127
JP Morgan Chase Capital XX Series T 6.550% due 09/29/36	100	82
JPMorgan Chase & Co.
2.810% due 05/07/10 (Ê)	600	594
5.600% due 06/01/11	235	240
5.375% due 01/15/14 (Ñ)	495	492
6.000% due 01/15/18	3,900	3,784
6.400% due 05/15/38	1,675	1,544
Series 1 (ƒ)
7.900% due 04/29/49	4,830	4,468
JPMorgan Chase Bank Series EMTN 6.000% due 05/22/45	2,103	2,128
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	234
K Hovnanian Enterprises, Inc. (Ñ) 6.000% due 01/15/10	500	435
Kansas City Southern Railway 8.000% due 06/01/15	375	379
KAR Holdings, Inc. Series WI 10.000% due 05/01/15	1,215	1,008
KBC Bank Funding Trust III (ƒ)(þ) Series 144a 9.860% due 11/29/49	490	490
Kerr-McGee Corp. 6.950% due 07/01/24	450	460
KeyBank NA (Ê) Series BKNT 4.682% due 06/02/10	900	897

	Principal Amount ($) or Shares	Market Value $
Kraft Foods, Inc.
4.125% due 11/12/09	285	284
3.303% due 08/11/10 (Ê)	1,800	1,768
6.500% due 08/11/17	325	327
6.125% due 02/01/18	200	195
6.125% due 08/23/18	935	912
6.875% due 01/26/39	240	231
L-3 Communications Corp. Series B 6.375% due 10/15/15	250	235
LaBranche & Co., Inc. 11.000% due 05/15/12	540	551
Land O’ Lakes, Inc. 8.750% due 11/15/11	125	126
Lear Corp. Series B 8.750% due 12/01/16	150	119
Lehman Brothers Holdings, Inc.
2.778% due 08/21/09 (Ê)	300	282
2.778% due 05/25/10 (Ê)	400	370
3.005% due 07/18/11 (Ê)	300	264
6.200% due 09/26/14	1,650	1,518
6.875% due 05/02/18 (Ñ)	470	441
7.000% due 09/27/27	270	239
6.875% due 07/17/37	650	539
7.500% due 05/11/38	1,380	1,230
Series MTN (Ê)
2.820% due 11/16/09	300	277
Series MTNG (Ê)
3.053% due 11/10/09	300	278
Lehman XS Trust (Ê) Series 2007-16N Class 2A2 3.311% due 09/25/47	2,913	1,794
Liberty Mutual Group, Inc. (þ)
7.000% due 03/15/37	1,910	1,552
7.800% due 03/15/37	2,210	1,640
10.750% due 06/15/88	1,205	1,109
Limited Brands, Inc. 7.600% due 07/15/37	175	142
MacDermid, Inc. (þ) 9.500% due 04/15/17	1,225	1,121
Macys Retail Holdings, Inc. 7.875% due 07/15/15	380	378
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	334	281
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	590	587

Fixed Income III Fund	61

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Martin Marietta Materials, Inc. (Ê) 2.946% due 04/30/10	3,600	3,500
Max USA Holdings, Ltd. (þ) Series 144a 7.200% due 04/14/17	450	455
McDonald’s Corp. 5.800% due 10/15/17	500	508
Medco Health Solutions, Inc.
6.125% due 03/15/13	335	337
7.250% due 08/15/13	1,110	1,164
Merrill Lynch & Co., Inc.
3.000% due 07/25/11 (Ê)	500	446
6.050% due 08/15/12	500	476
5.450% due 02/05/13	625	580
6.150% due 04/25/13	825	787
6.400% due 08/28/17	975	890
6.875% due 04/25/18	1,190	1,114
6.110% due 01/29/37	640	476
7.750% due 05/14/38	1,225	1,111
Series MTN (Ê)
2.768% due 08/14/09	400	388
MetLife Capital Trust X (þ) Series 144a 9.250% due 04/08/68	400	406
MetLife, Inc.
6.125% due 12/01/11	750	784
5.000% due 06/15/15	175	167
6.400% due 12/15/36	100	85
Metropolitan Life Global Funding I (Ê)(þ) 2.759% due 05/17/10	800	790
Midamerican Energy Holdings Co.
Series 144a
5.750% due 04/01/18 (þ)	400	394
Series WI
6.125% due 04/01/36	450	423
Midamerican Funding LLC 6.750% due 03/01/11	540	568
Miller Brewing Co. (þ) Series 144a 5.500% due 08/15/13	885	886
Mirant Mid Atlantic LLC Series A 8.625% due 06/30/12	801	843
Mohegan Tribal Gaming Authority (Ñ) 8.000% due 04/01/12	125	105
Morgan Stanley
4.778% due 05/14/10 (Ê)	1,000	992
6.250% due 08/28/17	400	362
5.950% due 12/28/17	500	441
6.625% due 04/01/18	3,770	3,490

	Principal Amount ($) or Shares	Market Value $
Series GMTN
5.750% due 08/31/12	350	343
Series MTN (Ê)
2.881% due 01/15/10	300	292
Nationwide Financial Services 6.250% due 11/15/11	265	271
Nationwide Life Global Funding I (Ê)(þ) 2.919% due 05/19/10	5,200	5,194
Nationwide Mutual Insurance Co. (þ) Series 144a 7.875% due 04/01/33	625	597
Neiman-Marcus Group, Inc. 7.125% due 06/01/28	1,500	1,320
Nelnet, Inc. 7.400% due 09/29/36	225	148
Nevada Power Co.
Series L
5.875% due 01/15/15	175	173
Series O
6.500% due 05/15/18	450	455
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	275	293
News America Holdings, Inc.
9.250% due 02/01/13	25	29
7.900% due 12/01/95	120	127
8.250% due 10/17/96	45	49
News America, Inc. 6.650% due 11/15/37	825	784
Nextel Communications, Inc. Series E 6.875% due 10/31/13	560	440
Nisource Finance Corp.
7.875% due 11/15/10	345	357
6.400% due 03/15/18	395	378
Norfolk Southern Corp. 7.900% due 05/15/97	1,150	1,239
North Front Pass-Through Trust (þ) 5.810% due 12/15/24	1,855	1,698
Nuveen Investments, Inc.
5.000% due 09/15/10	275	244
10.500% due 11/15/15 (Å)	273	246
Ohio Power Co. Series F 5.500% due 02/15/13	230	228
ONEOK Partners, LP
6.650% due 10/01/36	175	164
6.850% due 10/15/37	475	457
Oracle Corp. 5.750% due 04/15/18	785	783
Pacific Gas & Electric Co. 4.200% due 03/01/11	275	273

62	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Pacificorp 5.650% due 07/15/18	750	743
Panama Canal Railway Co. (Å) 7.000% due 11/01/26	500	440
PartnerRe Finance II 6.440% due 12/01/66	75	58
Peabody Energy Corp. 7.875% due 11/01/26	100	100
Philip Morris International, Inc.
4.875% due 05/16/13	1,110	1,087
5.650% due 05/16/18	4,065	3,937
6.375% due 05/16/38	750	718
Phoenix Life Insurance Co. (þ) 7.150% due 12/15/34	525	484
PNC Bank NA Series BKNT 6.875% due 04/01/18	450	444
Popular NA Capital Trust I 6.564% due 09/15/34	215	139
Pride International, Inc. (Ñ) 7.375% due 07/15/14	505	509
Principal Life Income Funding Trusts 5.300% due 04/24/13	400	399
Progress Energy, Inc.
7.100% due 03/01/11	257	269
7.750% due 03/01/31	140	155
Protective Life Secured Trusts (Ê) 2.621% due 11/09/10	4,600	4,479
Public Service Co. of New Mexico 7.950% due 05/15/18	720	731
Qwest Corp.
7.875% due 09/01/11	1,165	1,148
7.625% due 06/15/15	200	183
Rabobank Capital Funding II (ƒ)(þ) 5.260% due 12/31/49	200	181
RBS Capital Trust I (ƒ) 4.709% due 12/29/49	285	242
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	795	663
Realogy Corp. (Ñ) Series WI 12.375% due 04/15/15	635	302
Reckson Operating Partnership, LP 5.150% due 01/15/11	135	125
Reinsurance Group of America, Inc. 6.750% due 12/15/65	100	77
Residential Capital LLC (þ) 8.500% due 05/15/10	452	323

	Principal Amount ($) or Shares	Market Value $
Rohm & Haas Co. 6.000% due 09/15/17	200	195
Roper Industries, Inc. 6.625% due 08/15/13	540	545
Rural Cellular Corp.
9.875% due 02/01/10	555	567
8.250% due 03/15/12	330	337
Sabine Pass LNG, LP (Ñ) 7.250% due 11/30/13	775	670
Simon Property Group, LP
5.600% due 09/01/11	300	297
5.300% due 05/30/13	2,130	2,028
6.100% due 05/01/16	415	400
6.125% due 05/30/18	950	880
SLM Corp.
5.400% due 10/25/11	300	269
5.125% due 08/27/12	225	193
8.450% due 06/15/18	1,305	1,232
Series MTNA
4.500% due 07/26/10	650	599
Smurfit-Stone Container Enterprises, Inc. (Ñ) 8.375% due 07/01/12	680	600
Southern California Edison Co. 7.625% due 01/15/10	110	113
Southern Copper Corp. 7.500% due 07/27/35	280	268
Sprint Capital Corp.
7.625% due 01/30/11	1,370	1,329
6.875% due 11/15/28	75	59
8.750% due 03/15/32	615	549
Steel Dynamics, Inc. (Å) 7.750% due 04/15/16	500	493
Stingray Pass-Through Trust (þ) 5.902% due 01/12/15	600	98
Sungard Data Systems, Inc. (Ñ) 10.250% due 08/15/15	546	554
Swiss Re Capital I, LP (ƒ)(þ) 6.854% due 05/29/49	400	343
Symetra Financial Corp. (Å)
6.125% due 04/01/16	300	263
8.300% due 10/15/67	735	638
Target Corp. 7.000% due 01/15/38	360	370
Telesat Canada/Telesat LLC (þ) 12.500% due 11/01/17	600	570
Tennessee Gas Pipeline Co. (Ñ) 7.000% due 10/15/28	150	144

Fixed Income III Fund	63

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

TEPPCO Partners, LP 6.650% due 04/15/18	750	756
Tesoro Corp. Series WI 6.500% due 06/01/17	500	425
Texas Competitive Electric Holdings Co. LLC (þ)
10.250% due 11/01/15	1,105	1,105
10.500% due 11/01/16	1,100	1,059
Ticketmaster (Å) 10.750% due 08/01/16	445	461
Time Warner Cable, Inc.
6.750% due 07/01/18	1,045	1,054
7.300% due 07/01/38	890	890
Series WI
5.400% due 07/02/12	1,435	1,426
6.550% due 05/01/37	125	115
Time Warner Entertainment Co., LP Series* 8.375% due 03/15/23	365	389
Time Warner, Inc.
3.034% due 11/13/09 (Ê)	2,200	2,150
5.500% due 11/15/11	555	547
Transcontinental Gas Pipe Line Corp. 7.250% due 12/01/26	215	220
Travelers Cos., Inc. (The)
5.375% due 06/15/12	330	333
6.250% due 06/15/37	365	336
Twin Reefs Pass-Through Trust (Ê)(ƒ)(þ) 3.459% due 12/10/49	500	50
Union Electric Co. (Ñ) 6.400% due 06/15/17	830	823
Union Pacific Corp.
3.625% due 06/01/10	120	118
6.125% due 01/15/12	560	579
United Rentals NA, Inc. (Ñ) 6.500% due 02/15/12	500	451
United States Steel Corp.
5.650% due 06/01/13	680	659
6.050% due 06/01/17	755	696
6.650% due 06/01/37	105	87
United Technologies Corp. 5.375% due 12/15/17	155	155
UnitedHealth Group, Inc.
5.250% due 03/15/11	20	20
4.875% due 02/15/13	400	387
6.000% due 06/15/17	155	147
Series WI
6.500% due 06/15/37	195	170

	Principal Amount ($) or Shares	Market Value $
Universal City Development Partners 11.750% due 04/01/10	555	566
US Oncology, Inc. (Ñ) 9.000% due 08/15/12	415	409
USB Capital IX (ƒ) 6.189% due 04/15/49	100	70
USB Realty Corp. (ƒ)(þ) 6.091% due 12/22/49	1,000	650
Valero Energy Corp. 7.500% due 04/15/32	700	669
Valero Logistics Operations, LP 6.050% due 03/15/13	660	646
Verizon Communications, Inc.
6.100% due 04/15/18	1,035	1,033
6.400% due 02/15/38	800	746
6.900% due 04/15/38	205	203
Viacom, Inc. 5.750% due 04/30/11	760	753
Wachovia Bank NA Series BKNT 6.600% due 01/15/38	685	538
Wachovia Capital Trust III 5.800% due 03/15/42	3,520	1,989
Wachovia Corp.
2.732% due 12/01/09 (Ê)	400	386
5.625% due 10/15/16	100	83
5.750% due 06/15/17 (Ñ)	700	590
5.750% due 02/01/18	1,200	1,025
7.980% due 12/31/49 (ƒ)(Ñ)	10,365	7,965
Wal-Mart Stores, Inc. 6.200% due 04/15/38	600	586
Walt Disney Co. (The) (Ê) Series MTNC 2.861% due 07/16/10	1,400	1,394
Washington Mutual Preferred Funding LLC (Ñ)(ƒ)
9.750% due 10/29/49 (Þ)	3,200	1,472
6.665% due 12/31/49 (Å)	2,000	650
WellPoint, Inc.
5.850% due 01/15/36	240	196
6.375% due 06/15/37	465	413
Wells Fargo & Co.
4.375% due 01/31/13	1,250	1,189
5.625% due 12/11/17	4,395	4,189
Wells Fargo Capital XIII (ƒ) Series GMTN 7.700% due 12/29/49	1,420	1,345
Willis NA, Inc. 5.125% due 07/15/10	545	537

64	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Windstream Corp. Series WI 8.625% due 08/01/16	925	937
WMG Acquisition Corp. 7.375% due 04/15/14	345	273
Xcel Energy, Inc. 6.500% due 07/01/36	230	220
Xlliac Global Funding (Å) 4.800% due 08/10/10	240	232
Yum! Brands, Inc. 8.875% due 04/15/11	110	118
ZFS Finance USA Trust I
5.875% due 05/09/32 (þ)	520	477
6.500% due 05/09/37 (þ)	520	446
Series 144a (þ)
6.150% due 12/15/35	1,025	937
ZFS Finance USA Trust II (þ) 6.450% due 12/15/65	600	523

		336,614

International Debt - 6.5%
Abu Dhabi National Energy Co. (Å)
6.600% due 08/01/13	1,450	1,466
7.250% due 08/01/18	695	713
America Movil SAB de CV 5.500% due 03/01/14	200	196
ANZ National Int'l, Ltd. (Ê)(þ) 2.843% due 08/07/09	1,300	1,298
ANZ National International, Ltd.(Å) 6.200% due 07/19/13	1,000	1,000
ArcelorMittal (þ) 6.125% due 06/01/18	975	936
Arlington Street CDO, Ltd. (þ) Series 2000-1A Class A2 7.660% due 06/10/12	778	789
Aspen Insurance Holdings, Ltd. 6.000% due 08/15/14	75	72
AstraZeneca PLC
5.900% due 09/15/17	200	206
6.450% due 09/15/37	100	102
AXA SA
6.463% due 12/14/18 (ƒ)(þ)	125	100
8.600% due 12/15/30	160	164
Banco Mercantil del Norte SA (þ) 6.862% due 10/13/21	620	579
Barclays Bank PLC
5.450% due 09/12/12	4,500	4,513
6.050% due 12/04/17 (þ)	500	482
7.375% due 06/29/49 (ƒ)(þ)	965	945

	Principal Amount ($) or Shares	Market Value $
Blue City Investments 1, Ltd. for Blue City Co. 1 SAOC (Ê) Series A3 6.570% due 11/07/16	1,750	1,663
BNP Paribas (ƒ)(þ) 5.186% due 06/29/49	600	515
British Telecommunications PLC 12/15/2030 9.125% due 12/15/30	700	830
C10 Capital SPV, Ltd. (ƒ)(Ñ)(þ) 6.722% due 12/31/49	300	273
Canadian Natural Resources, Ltd.
5.150% due 02/01/13	350	349
5.700% due 05/15/17	275	268
5.850% due 02/01/35	25	22
6.500% due 02/15/37	200	195
6.250% due 03/15/38	435	411
Canadian Oil Sands, Ltd.(þ) 4.800% due 08/10/09	240	241
Catalyst Paper Corp. (Ñ) Series D 8.625% due 06/15/11	1,560	1,279
China Development Bank 5.000% due 10/15/15	100	97
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	100	107
Covidien International Finance SA
5.450% due 10/15/12	240	239
6.000% due 10/15/17	745	745
Series WI
6.550% due 10/15/37	510	495
Credit Agricole SA/London (Ê)(þ) 2.696% due 05/28/10	400	397
Credit Suisse Guernsey, Ltd. (Ê)(ƒ) Series 1 3.366% due 05/29/49	775	576
Credit Suisse NY 5.000% due 05/15/13	1,000	972
Deutsche ALT-A Securities NIM Trust (Å) Series 2007-AHM Class N1 6.750% due 02/25/47	65	61
Deutsche Bank AG/London 6.000% due 09/01/17	1,100	1,101
Deutsche Telekom International Finance BV
8.500% due 06/15/10	240	253
5.375% due 03/23/11	125	125
8.750% due 06/15/30	200	223

Fixed Income III Fund	65

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Digicel Group, Ltd. (þ) 8.875% due 01/15/15	270	249
DnB NOR Bank ASA (Ê)(þ) 2.858% due 10/13/09	2,400	2,401
DP World, Ltd. (þ) 6.850% due 07/02/37	610	511
Egypt Government AID Bonds 4.450% due 09/15/15	695	705
EnCana Corp. 6.500% due 02/01/38	825	793
Endurance Specialty Holdings, Ltd.
6.150% due 10/15/15	175	162
7.000% due 07/15/34	275	229
Enel Finance International SA (þ) 6.250% due 09/15/17	1,500	1,517
European Investment Bank 4.250% due 07/15/13	7,300	7,400
Evraz Group SA (Å) 8.875% due 04/24/13	400	389
Export-Import Bank of China (þ) 4.875% due 07/21/15	100	97
FBN Capital Finance Co. 9.750% due 03/30/17	400	369
FMG Finance Pty, Ltd. Series REGS 10.625% due 09/01/16	225	261
Galaxy Entertainment Finance Co., Ltd. (þ) 9.875% due 12/15/12	1,150	1,110
Gaz Capital for Gazprom Series REGS 8.625% due 04/28/34	3,400	3,638
Gaz Capital SA
7.343% due 04/11/13 (Å)	100	101
7.510% due 07/31/13 (Å)	1,315	1,340
8.146% due 04/11/18 (þ)	1,680	1,701
Grupo Senda Autotransporte SA de CV (Å) 10.500% due 10/03/15	1,000	970
HBOS PLC (ƒ)(þ) 5.920% due 09/29/49	300	195
HKCG Finance, Ltd. (þ) 6.250% due 08/07/18	925	919
HSBC Holdings PLC
6.500% due 05/02/36	200	182
6.500% due 09/15/37	200	181
6.800% due 06/01/38	1,375	1,290
Inco, Ltd. 5.700% due 10/15/15	375	358

	Principal Amount ($) or Shares	Market Value $
Independencia International, Ltd. Series REGS 9.875% due 01/31/17	420	410
Invesco, Ltd.
4.500% due 12/15/09	730	706
5.625% due 04/17/12	1,340	1,283
5.375% due 02/27/13	460	425
Ispat Inland ULC 9.750% due 04/01/14	2,403	2,563
Israel Electric Corp., Ltd. (þ) 7.250% due 01/15/19	420	416
Kansas City Southern de Mexico SA de CV 9.375% due 05/01/12	100	103
Korea Electric Power Corp. (þ) 5.125% due 04/23/34	85	82
Landsbanki Islands HF (ƒ)(þ) 7.431% due 12/31/49	910	507
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	1,300	1,271
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	525	450
National Australia Bank, Ltd. (þ)
2.731% due 09/11/09 (Ê)	400	400
5.350% due 06/12/13	1,900	1,898
Nine Dragons Paper Holdings, Ltd. (þ) 7.875% due 04/29/13	430	422
Nippon Life Insurance (þ) 4.875% due 08/09/10	565	562
Norske Skogindustrier ASA (þ)
6.125% due 10/15/15	520	328
7.125% due 10/15/33	1,210	714
Petrobras International Finance Co. 5.875% due 03/01/18	825	806
Petroleum Export, Ltd. (þ) 5.265% due 06/15/11	69	67
PSB Finance SA for Promsvyazbank 9.625% due 05/23/12	475	446
Quebecor World Capital Corp. (Ø) 6.125% due 11/15/13	390	137
Ras Laffan Liquefied Natural Gas Co., Ltd. II (þ) 5.298% due 09/30/20	250	233
Ras Laffan Liquefied Natural Gas Co., Ltd. III (þ)
5.832% due 09/30/16	765	746
6.332% due 09/30/27	660	589

66	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Reliance Industries, Ltd. (þ) 10.250% due 01/15/97	250	267
RESI Finance, LP
Series 2003-D Class B3 (Ê)(þ)
3.759% due 12/10/35	888	333
Series 2003-D Class B4 (Ê)(þ)
3.959% due 12/10/35	1,033	383
Resix Finance, Ltd. Credit-Linked Notes (Ê)(þ) Series 2003-D Class B7 8.209% due 12/10/35	546	422
Resona Bank, Ltd. (ƒ)(þ) 5.850% due 09/29/49	1,945	1,593
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(þ) 7.191% due 12/29/49	4,645	4,044
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/13	1,770	1,790
7.125% due 07/15/28	520	528
Rogers Communications, Inc.
6.375% due 03/01/14	1,065	1,069
6.800% due 08/15/18	1,900	1,903
7.500% due 08/15/38	290	289
Royal Bank of Scotland Group PLC
7.640% due 03/31/49 (ƒ)	800	668
6.990% due 10/29/49 (ƒ)(þ)	2,000	1,667
Series 1 (ƒ)
9.118% due 03/31/49	1,350	1,353
RSHB Capital SA for OJSC Russian Agricultural Bank 6.875% due 11/29/10	285	290
Santander Perpetual SA Unipersonal (ƒ)(þ) 6.671% due 10/29/49	1,500	1,420
Sappi Papier Holding AG (þ) 6.750% due 06/15/12	625	564
Shinsei Finance II (ƒ)(þ) 7.160% due 07/25/49	570	363
Siemens Financieringsmaatschappij NV (Ê)(þ) 2.728% due 08/14/09	500	500
SMFG Preferred Capital USD 1, Ltd. (ƒ)(þ) 6.078% due 01/29/49	200	163
Steel Capital SA for OAO Severstal (Å) 9.750% due 07/29/13	820	820
Stora Enso OYJ (þ) 7.250% due 04/15/36	245	185

	Principal Amount ($) or Shares	Market Value $
Systems 2001 AT LLC
7.156% due 12/15/11 (þ)	100	104
6.664% due 09/15/13 (Å)	105	108
Telecom Italia Capital SA
4.000% due 01/15/10	620	611
4.875% due 10/01/10	325	323
3.395% due 07/18/11 (Ê)	500	477
6.200% due 07/18/11	1,155	1,183
5.250% due 11/15/13	175	165
6.999% due 06/04/18	565	562
7.721% due 06/04/38	1,645	1,619
Telefonica Emisiones SAU
5.984% due 06/20/11	250	253
6.421% due 06/20/16	320	324
Thomson Reuters Corp. 6.500% due 07/15/18	750	751
TMK Capital SA for OAO TMK 10.000% due 07/29/11	200	200
TNK-BP Finance SA
6.125% due 03/20/12 (þ)	100	93
7.500% due 03/13/13 (þ)	700	677
7.875% due 03/13/18 (Å)	1,650	1,526
Series REGS
7.875% due 03/13/18	1,325	1,219
TransCapitalInvest, Ltd. for OJSC AK Transneft (þ)
7.700% due 07/08/13	400	400
8.700% due 08/07/18	530	531
Transocean, Inc.
6.000% due 03/15/18	1,140	1,156
6.800% due 03/15/38	500	514
Tristan Oil, Ltd.
10.500% due 01/01/12 (þ)	300	294
Series REGS
10.500% due 01/01/12	260	255
Tyco Electronics Group SA
6.000% due 10/01/12	1,790	1,801
6.550% due 10/01/17	910	899
7.125% due 10/01/37	640	626
UBS AG/Stamford Branch
Series DPNT
5.875% due 12/20/17	1,385	1,347
5.750% due 04/25/18	800	761
Vedanta Resources PLC (Å) 9.500% due 07/18/18	500	495
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	1,500	1,470

Fixed Income III Fund	67

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Virgin Media Finance PLC 8.750% due 04/15/14	200	187
VTB Capital SA (þ) Series 144a 6.609% due 10/31/12	500	484
Westfield Capital Corp., Ltd. / WT Finance Aust Pty Ltd / WEA Finance LLC (þ) 5.125% due 11/15/14	225	205
Westfield Group (þ) 5.400% due 10/01/12	276	261
White Mountains Re Group, Ltd. (ƒ)(Å) 7.506% due 05/29/49	3,395	2,576
XL Capital, Ltd. (ƒ) Series E 6.500% due 12/31/49	3,490	2,268
Xstrata Canada Corp.
7.250% due 07/15/12	75	78
6.000% due 10/15/15	250	239
Xstrata Finance Dubai, Ltd. (Ê)(þ) 3.154% due 11/13/09	290	284

		115,570

Loan Agreements - 1.0%
Adam Aircraft 14.890% due 05/01/12	148	15
ALLTEL Holding Corp., Term Loan 5.208% due 07/17/13	497	479
Avis Budget Holdings, Term Loan 4.050% due 04/19/12	145	126
AWAS, Second Lien Term Loan 8.813% due 03/21/13	153	128
Coffeyville Resources, LLC 5.641% due 12/28/13	137	128
DaimlerChrysler Financial Services Americas LLC 9.280% due 07/01/13	1,225	735
Douglas Dynamics 5.051% due 05/21/13	395	348
Energy Future Holdings Corp., Term Loan B 5.963% due 10/10/14	1,395	1,306
First Data Corp., Term Loan B 5.212% due 09/24/14	1,320	1,214
First Data Corp., Term Loan B 5.551% due 09/24/14	94	86
First Data Corp., Term Loan B 5.552% due 09/24/14	40	37

	Principal Amount ($) or Shares	Market Value $
Ford Motor Co. 5.460% due 12/15/13	2,730	2,147
General Motors Corp.
5.163% due 11/01/13	584	468
5.163% due 11/29/13	301	241
Georgia-Pacific Corp., Term Loan B 4.399% due 12/20/12	224	211
Georgia-Pacific Corp., Term Loan B 4.446% due 12/20/12	1,902	1,794
Georgia-Pacific Corp., Term Loan B 4.551% due 12/20/12	165	156
HCA, Inc., Term Loan B 5.051% due 12/30/13	1,387	1,307
Healthsouth Corp., Term Loan B 5.290% due 03/10/13	529	498
Hexion Specialty Chemicals 5.063% due 05/05/13	197	172
Idearc, Inc., Term Loan B 4.470% due 11/17/14	57	42
Idearc, Inc., Term Loan B 4.800% due 11/17/14	1,274	945
Newsday Corp. 9.750% due 07/09/13	650	647
OSI Restaurant Partners, LLC 5.026% due 06/14/14	478	401
Realogy Corp. 5.313% due 04/10/13	297	230
Stallion Oilfield Services, Inc. 8.361% due 06/12/13	1,310	1,120
Talecris Biotherapeutics, Inc., Second Lien Term Loan 9.180% due 12/06/14	300	275
United Airlines, Inc. 4.500% due 02/01/14	150	109
United Airlines, Inc. 4.750% due 02/01/14	64	46
Univision Communications, Inc. 4.713% due 09/15/14	21	17
Univision Communications, Inc. 5.049% due 09/15/14	333	271
USI Holdings Corp. 5.560% due 05/04/14	348	319
Visteon Corp., Term Loan B 5.460% due 06/13/13	650	480
Windstream Corp. 4.290% due 07/17/13	677	652

		17,150

68	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mortgage-Backed Securities – 59.9%
Accredited Mortgage Loan Trust (Ê) Series 2006-2 Class A2 2.551% due 09/25/36	925	903
Adjustable Rate Mortgage Trust
Series 2004-5 Class 2A1
4.996% due 04/25/35	286	259
Series 2005-1 Class 5A2 (Ê)
2.791% due 05/25/35	143	90
Series 2005-3 Class 8A2 (Ê)
2.701% due 07/25/35	258	166
American Home Mortgage Assets (Ê) Series 2007-2 Class A1 2.586% due 03/25/47	744	454
American Home Mortgage Investment Trust (Ê)
Series 2004-1 Class 1A
2.811% due 04/25/44	66	66
Series 2004-4 Class 4A
4.390% due 02/25/45	188	134
Series 2005-2 Class 1A1
2.761% due 09/25/45	1,004	665
Series 2007-1 Class GA1C
2.651% due 05/25/47	1,126	656
Banc of America Alternative Loan Trust
Series 2003-1 Class A2
5.500% due 02/25/33	241	231
Series 2003-2 Class CB2 (Ê)
2.961% due 04/25/33	139	131
Series 2003-10 Class 2A1
6.000% due 12/25/33	161	149
Series 2003-10 Class 2A2 (Ê)
2.911% due 12/25/33	340	309
Series 2004-2 Class 1A1
6.000% due 03/25/34	96	89
Series 2004-10 Class 1CB1
6.000% due 11/25/34	105	97
Series 2004-11 Class 1CB1
6.000% due 12/25/34	122	113
Series 2005-1 Class 2A1
5.500% due 02/25/20	589	574
Series 2005-3 Class 2A1
5.500% due 04/25/20	153	152
Series 2005-5 Class 2CB1
6.000% due 06/25/35	213	205
Series 2005-6 Class 7A1
5.500% due 07/25/20	171	166

	Principal Amount ($) or Shares	Market Value $
Series 2005-9 Class 5A1
5.500% due 10/25/20	290	289
Series 2006-5 Class CB17
6.000% due 06/25/36	499	438
Banc of America Commercial Mortgage, Inc.
Series 2003-1 Class SBB (þ)
5.860% due 03/11/32	182	199
Series 2003-1 Class SBC (þ)
5.790% due 03/11/32	251	272
Series 2003-1 Class SBE (þ)
6.770% due 03/11/32	251	282
Series 2004-3 Class A3
4.875% due 06/10/39	361	361
Series 2005-2 Class A4
4.783% due 07/10/43	730	715
Series 2005-3 Class A2
4.501% due 07/10/43	360	356
Series 2005-5 Class A4
5.115% due 10/10/45	1,500	1,409
Series 2006-1 Class A4
5.372% due 09/10/45	760	711
Series 2006-3 Class A4
5.889% due 07/10/44	65	63
Series 2006-4 Class A4
5.634% due 07/10/46	1,885	1,783
Series 2007-2 Class A2
5.634% due 04/10/49	640	625
Series 2007-2 Class A4
5.689% due 04/10/49	1,200	1,116
Series 2008-1 Class A4
6.346% due 12/10/17	595	569
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê)
4.109% due 05/25/35	264	231
Series 2005-F Class 1A2 (Ê)
2.808% due 09/20/35	97	42
Series 2006-3 Class 5A8
5.500% due 03/25/36	930	863
Series 2006-A Class 3A2
5.863% due 02/20/36	307	221
Series 2006-A Class 4A1 (Ê)
5.563% due 02/20/36	785	666
Series 2006-J Class 4A1
6.140% due 01/20/47	165	126
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
2.911% due 12/25/33	882	848

Fixed Income III Fund	69

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-1 Class 5A1
6.500% due 09/25/33	13	13
Series 2004-2 Class 1A9 (Ê)
2.911% due 03/25/34	550	519
Series 2004-11 Class 2A1
5.750% due 01/25/35	688	658
Series 2004-D Class 1A1 (Ê)
4.962% due 05/25/34	57	55
Series 2004-L Class 2A1 (Ê)
4.368% due 01/25/35	575	529
Series 2005-8 Class A7
5.500% due 09/25/35	195	195
Series 2005-9 Class 2A1
4.750% due 10/25/20	304	294
Series 2005-H Class 2A5 (Ê)
4.803% due 09/25/35	600	545
Series 2005-I Class 4A1 (Ê)
5.269% due 10/25/35	387	338
Series 2005-L Class 3A1 (Ê)
5.465% due 01/25/36	411	367
Series 2006-2 Class A12
6.000% due 07/25/36	377	361
Series 2006-2 Class A15
6.000% due 07/25/36	572	558
Series 2007-3 Class 1A1
6.000% due 09/25/37	4,759	4,530
Bayview Financial Acquisition Trust (Ê) Series 2006-C Class 2A1 2.570% due 11/28/36	127	123
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-1 Class 21A1
4.449% due 04/25/34	420	388
Series 2004-8 Class 2A1
5.072% due 11/25/34	766	733
Series 2004-9 Class 22A1 (Ê)
4.760% due 11/25/34	886	818
Series 2005-2 Class A1 (Ê)
4.125% due 03/25/35	3,770	3,601
Series 2005-2 Class A2 (Ê)
4.125% due 03/25/35	3,451	3,301
Series 2005-3 Class 2A1
5.071% due 06/25/35	1,057	979
Series 2005-5 Class A2 (Ê)
4.550% due 08/25/35	4,376	4,158
Series 2005-10 Class A1 (Ê)
4.750% due 10/25/35	852	834
Series 2005-10 Class A3 (Ê)
4.650% due 10/25/35	2,000	1,593

	Principal Amount ($) or Shares	Market Value $
Series 2007-1 Class 3A2
5.753% due 02/25/47	403	324
Series 2007-3 Class 1A1
5.473% due 05/25/47	1,486	1,314
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.371% due 05/25/35	355	301
Series 2005-5 Class 21A1
5.509% due 06/25/35	957	743
Series 2005-7 Class 22A1
5.712% due 09/25/35	105	85
Series 2006-3 Class 33A1 (Ê)
6.134% due 05/25/36	392	288
Bear Stearns Alt-A Trust II Series 2007-1 Class 1A1 6.259% due 09/25/47	2,682	2,014
Bear Stearns Asset Backed Securities Trust Series 2005-AC8 Class A5 5.500% due 11/25/35	261	224
Bear Stearns Commercial Mortgage Securities
Series 2005-PW1 Class A4
5.405% due 12/11/40	1,500	1,432
Series 2006-PW1 Class A4
5.201% due 12/11/38	2,440	2,234
5.540% due 09/11/41	2,000	1,881
Series 2007-PW1 Class A4
5.712% due 06/11/40	900	837
5.694% due 06/11/50	1,700	1,565
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR1 Class 1A2
2.711% due 07/25/36	4,958	2,258
Series 2006-AR2 Class 1A1
2.661% due 09/25/36	1,374	848
Series 2006-AR2 Class 2A1
2.691% due 10/25/36	799	483
Series 2006-AR3 Class 1A1
2.641% due 10/25/36	599	368
Series 2006-AR4 Class A1
2.671% due 12/25/36	731	479
Series 2006-AR5 Class 1A1
2.621% due 12/25/46	1,082	676
Series 2007-AR2 Class A1
2.631% due 03/25/37	820	478
Series 2007-AR2 Class A3
2.691% due 03/25/37	4,774	1,177
Series 2007-AR3 Class 1A1
2.601% due 03/25/37	872	532

70	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
5.673% due 01/26/36	517	421
Series 2007-R6 Class 2A1
5.775% due 12/26/46	264	211
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	352	329
Series 2006-S4 Class A3
6.000% due 12/25/36	601	545
Series 2006-S4 Class A4
6.000% due 12/25/36	360	342
Series 2007-A1 Class 1A3
4.353% due 02/25/37	692	661
Series 2007-A1 Class 8A1
4.238% due 02/25/37	1,738	1,610
Citicorp Mortgage Securities, Inc.
Series 2006-3 Class 1A6
6.000% due 06/25/36	246	226
Series 2006-3 Class 1A9
5.750% due 06/25/36	350	301
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	510	475
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	75	70
Series 2006-AR3 Class 2A4A
5.900% due 06/25/36	1,551	1,116
Series 2006-AR5 Class 2A1A
6.207% due 07/25/36	1,398	1,014
Series 2007-AHL Class A3A (Ê)
2.521% due 05/25/37	1,963	1,821
Series 2007-AR8 Class 2A1A
5.913% due 08/25/37	582	517
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.225% due 07/15/44	2,585	2,468
Series 2006-CD3 Class A5
5.617% due 10/15/48	455	429
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	320	290
Series 2007-A1 Class 1A5
6.000% due 01/25/37	655	560

	Principal Amount ($) or Shares	Market Value $
Commercial Mortgage Pass Through Certificates
Series 2001-J1A Class A2 (þ)
6.457% due 02/16/34	364	371
Series 2006-C7 Class A2
5.690% due 06/10/46	235	234
Series 2007-C9 Class A4
6.010% due 12/10/49	1,453	1,358
Countrywide Alternative Loan Trust
Series 2004-28C Class 6A1
6.000% due 01/25/35	203	184
Series 2004-J7 Class 1A2
4.673% due 08/25/34	13	13
Series 2004-J8 Class 1A1
7.000% due 09/25/34	170	161
Series 2005-16 Class A1 (Ê)
5.173% due 06/25/35	924	692
Series 2005-32T Class A7 (Ê)
2.711% due 08/25/35	361	340
Series 2005-38 Class A1 (Ê)
5.028% due 09/25/35	350	217
Series 2005-51 Class 2A1 (Ê)
2.758% due 11/20/35	416	266
Series 2005-51 Class 2A2A (Ê)
2.748% due 11/20/35	84	72
Series 2005-51 Class 4A1 (Ê)
2.778% due 11/20/35	616	392
Series 2005-56 Class 2A2 (Ê)
5.568% due 11/25/35	376	247
Series 2005-58 Class A2 (Ê)
2.848% due 12/20/35	396	166
Series 2005-59 Class 1A2B (Ê)
2.718% due 11/20/35	125	110
Series 2005-63 Class 3A1
5.890% due 11/25/35	727	550
Series 2005-63 Class 5A1 (Ê)
5.314% due 12/25/35	696	568
Series 2005-1CB Class 2A2
5.500% due 03/25/35	372	355
Series 2005-J8 Class 1A3
5.500% due 07/25/35	485	434
Series 2005-J13 Class 2A3
5.500% due 11/25/35	262	229
Series 2006-9T1 Class A7
6.000% due 05/25/36	250	217
Series 2006-43C Class 1A7
6.000% due 02/25/37	698	644

Fixed Income III Fund	71

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-J2 Class A3
6.000% due 04/25/36	368	320
Series 2006-OA1 Class 2A1 (Ê)
2.668% due 03/20/46	1,173	736
Series 2006-OA1 Class 4A1 (Ê)
2.651% due 08/25/46	845	521
Series 2006-OA1 Class A1 (Ê)
2.638% due 02/20/47	1,004	619
Series 2006-OA2 Class A1 (Ê)
2.621% due 02/25/47	584	359
Series 2006-OA2 Class A2A (Ê)
2.608% due 05/20/46	152	139
Series 2006-OA6 Class 1A3 (Ê)
2.731% due 07/25/46	342	135
Series 2006-OA7 Class 1A4 (Ê)
4.468% due 06/25/46	3,363	1,129
Series 2007-15C Class A5
5.750% due 07/25/37	2,695	2,155
Series 2007-J2 Class 2A1
6.000% due 07/25/37	721	559
Series 2007-OA1 Class A1A (Ê)
4.908% due 04/25/43	2,921	1,703
Series 2007-OA6 Class A1B (Ê)
2.661% due 06/25/37	2,026	1,249
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê)
2.961% due 05/25/18	462	461
Series 2003-20 Class 1A9
5.500% due 07/25/33	401	391
Series 2003-42 Class M (Ê)
4.261% due 10/25/33	166	161
Series 2003-52 Class A1
4.500% due 02/19/34	463	434
Series 2004-16 Class 1A1 (Ê)
2.861% due 09/25/34	291	240
Series 2004-22 Class A3
4.799% due 11/25/34	480	427
Series 2004-HYB Class 1A1
4.718% due 02/20/35	852	769
Series 2004-HYB Class A2
4.544% due 11/20/34	343	285
Series 2004-J9 Class 2A1
5.250% due 01/25/35	414	400
Series 2005-8R Class A4
6.000% due 10/25/34	332	328
Series 2005-11 Class 5A1 (Ê)
2.761% due 03/25/35	41	23

	Principal Amount ($) or Shares	Market Value $
Series 2005-20 Class A5
5.500% due 10/25/35	3,434	3,034
Series 2005-23 Class A1
5.500% due 11/25/35	971	936
Series 2005-29 Class A1
5.750% due 12/25/35	622	535
Series 2005-HYB Class 2A1
4.904% due 08/20/35	1,549	1,252
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	138	115
Series 2005-HYB Class 4A1
5.609% due 12/20/35	745	536
Series 2005-R2 Class 2A4 (þ)
8.500% due 06/25/35	366	366
Series 2006-1 Class A2
6.000% due 03/25/36	283	270
Series 2006-1 Class A3
6.000% due 03/25/36	103	100
Series 2006-13 Class 1A23
6.250% due 09/25/36	121	122
Series 2006-15 Class A3
6.250% due 10/25/36	251	253
Series 2006-20 Class B1
6.000% due 02/25/37	247	87
Series 2006-HYB Class 3A1A
6.086% due 05/20/36	390	334
Series 2006-J4 Class A2
6.250% due 09/25/36	207	205
Series 2006-J4 Class A10
6.250% due 09/25/36	118	108
Series 2006-OA5 Class 2A1 (Ê)
2.661% due 04/25/46	1,109	673
Series 2006-R2 Class AF1 (Ê)(þ)
2.881% due 08/25/36	624	619
Series 2007-18 Class 2A1
6.500% due 09/25/37	686	601
Series 2007-HY1 Class 1A2
5.696% due 04/25/37	214	147
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AAB
5.552% due 02/15/39	130	127
Series 2006-C3 Class B
5.827% due 06/15/38	812	626
Series 2007-C1 Class A3
5.383% due 02/15/40	1,300	1,180
Series 2007-C1 Class AAB
5.336% due 02/15/40	500	470
Series 2007-C3 Class A4
5.723% due 06/15/39	900	836

72	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-C3 Class AAB
5.723% due 06/15/39	2,300	2,195
Crown Castle Towers LLC (þ)
Series 2005-1A Class AFL (Ê)
2.838% due 06/15/35	1,360	1,321
Series 2005-1A Class AFX
4.643% due 06/15/35	700	691
Series 2005-1A Class C
5.074% due 06/15/35	150	141
Series 2006-1A Class AFX
5.245% due 11/15/36	385	375
CS First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	76	76
Series 2001-SPG Class A2 (þ)
6.515% due 08/13/18	185	190
Series 2002-30 Class DB1
7.396% due 11/25/32	148	134
Series 2003-29 Class 5A1
7.000% due 12/25/33	30	28
Series 2004-1 Class 3A1
7.000% due 02/25/34	12	11
Series 2004-C1 Class A3
4.321% due 01/15/37	675	663
Series 2005-9 Class 2A1
5.500% due 10/25/35	1,265	1,162
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
4.967% due 08/25/35	905	704
Series 2006-AB4 Class A1C
6.000% due 10/25/36	772	740
Series 2007-OA1 Class A1 (Ê)
2.611% due 02/25/47	7,793	3,893
Series 2007-OA2 Class A1 (Ê)
4.061% due 04/25/47	4,293	2,753
DLJ Commercial Mortgage Corp.
Series 1999-CG1 Class S Interest Only STRIP
1.042% due 03/10/32	4,958	27
Series 1999-CG3 Class A3
7.730% due 10/10/32	310	320
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
5.826% due 07/19/44	102	51
Series 2006-AR1 Class 2A1A (Ê)
4.231% due 04/19/47	536	511

	Principal Amount ($) or Shares	Market Value $
Fannie Mae
5.190% due 2012	493	499
5.000% due 2014	16	16
6.000% due 2016	20	20
5.000% due 2017	1,195	1,187
5.500% due 2017	30	30
6.000% due 2017	39	40
6.500% due 2017	127	131
7.000% due 2017	29	31
4.000% due 2018	1,487	1,401
4.500% due 2018	2,919	2,845
5.000% due 2018	4,001	3,971
7.000% due 2018	112	119
10.000% due 2018	30	34
4.500% due 2019	159	155
5.000% due 2019	3,476	3,451
6.000% due 2019	851	872
4.500% due 2020	482	469
5.000% due 2020	788	778
5.500% due 2020	107	108
6.000% due 2020	1,607	1,647
5.000% due 2021	461	457
5.500% due 2021	2,035	2,046
5.500% due 2022	6,628	6,660
4.500% due 2023	1,689	1,646
5.000% due 2023	500	492
6.500% due 2024	851	877
10.000% due 2024	22	25
7.107% due 2025 (Ê)	16	16
5.611% due 2026 (Ê)	127	129
6.000% due 2026	4,117	4,173
6.000% due 2027	1,302	1,319
7.500% due 2027	9	9
7.000% due 2028	17	17
7.500% due 2028	178	192
6.500% due 2029	2	2
7.000% due 2029	86	91
7.500% due 2029	55	60
8.000% due 2029	4	5
8.500% due 2029	2	2
7.500% due 2030	50	53
8.500% due 2030	177	196
9.500% due 2030	55	61
7.000% due 2031	394	415
7.500% due 2031	171	183
8.000% due 2031	212	231
8.500% due 2031	182	200
6.000% due 2032	749	758

Fixed Income III Fund	73

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 2032	2	2
7.000% due 2032	332	348
7.500% due 2032	189	203
8.000% due 2032	21	23
3.823% due 2033 (Ê)	330	332
4.226% due 2033 (Ê)	175	175
4.665% due 2033 (Ê)	460	468
4.942% due 2033 (Ê)	161	164
5.000% due 2033	775	741
5.500% due 2033	5,724	5,639
6.000% due 2033	251	253
7.000% due 2033	847	892
5.000% due 2034	4,611	4,409
5.500% due 2034	11,273	11,096
6.000% due 2034	443	446
7.000% due 2034	255	269
7.500% due 2034	75	80
4.230% due 2035 (Ê)	816	818
4.794% due 2035 (Ê)	609	615
4.835% due 2035 (Ê)	1,205	1,213
5.000% due 2035	1,153	1,099
5.129% due 2035 (Ê)	533	538
5.500% due 2035	11,084	10,884
6.000% due 2035	422	426
7.000% due 2035	12	13
7.500% due 2035	487	523
4.733% due 2036 (Ê)	613	615
5.000% due 2036	22,196	21,168
5.500% due 2036	6,310	6,176
6.000% due 2036	6,259	6,290
6.293% due 2036 (Ê)	91	93
6.318% due 2036 (Ê)	96	98
6.500% due 2036	2,744	2,822
7.000% due 2036	62	65
7.500% due 2036	206	219
5.000% due 2037	988	938
5.500% due 2037	34,211	33,505
5.557% due 2037 (Ê)	735	746
5.981% due 2037 (Ê)	594	606
6.000% due 2037	12,234	12,305
6.500% due 2037	11,013	11,294
7.000% due 2037	27,312	28,602
7.500% due 2037	4,904	5,171
5.000% due 2038	13,869	13,179
5.500% due 2038	17,597	17,237
6.000% due 2038	1,452	1,461
7.000% due 2038	2,590	2,713
7.500% due 2038	1,870	1,972
4.728% due 2043 (Ê)	229	230

	Principal Amount ($) or Shares	Market Value $
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/01/26	27	5
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/01/30	28	8
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 08/01/31	30	8
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/01/32	14	4
Series 2003-339 Class 23
Interest Only STRIP
5.000% due 07/01/18	1,647	230
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	600	150
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	1,558	212
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	1,738	235
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	2,675	718
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	495	125
15 Year TBA (Ï)
4.500%	5,190	4,973
5.000%	33,735	33,124
5.500%	10,165	10,197
6.000%	5,185	5,294
30 Year TBA (Ï)
5.000%	59,045	56,056
5.500%	172,266	168,529
6.000%	78,900	79,245
6.500%	6,835	6,947
Fannie Mae Grantor Trust
Series 2001-T8 Class A2
9.500% due 07/25/41	53	58
Series 2003-T4 Class 2A5
5.407% due 09/26/33	128	112
Fannie Mae REMICS
Series 1996-46 Class ZA
7.500% due 11/25/26	61	64

74	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1999-56 Class Z
7.000% due 12/18/29	227	240
Series 2003-16 Class NI
Interest Only STRIP
5.000% due 02/25/15	15	—
Series 2003-21 Class M
5.000% due 02/25/17	93	93
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33	70	19
Series 2003-32 Class FH (Ê)
2.861% due 11/25/22	511	507
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33	110	30
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33	616	155
Series 2003-35 Class FY (Ê)
2.861% due 05/25/18	966	961
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33	131	35
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33	126	31
Series 2003-64 Class JI
Interest Only STIP
6.000% due 07/25/33	130	36
Series 2003-78 Class FI (Ê)
2.861% due 01/25/33	531	521
Series 2003-82 Class IA
Interest Only STRIP
6.000% due 08/25/32	89	10
Series 2003-82 Class WI
Interest Only STRIP
6.000% due 08/25/32	18	2
Series 2003-122 Class AJ
4.500% due 02/25/28	100	99
Series 2004-21 Class FL (Ê)
2.811% due 11/25/32	249	245
Series 2004-70 Class EB
5.000% due 10/25/24	700	668
Series 2005-79 Class FC (Ê)
2.761% due 02/25/22	545	538
Series 2005-110 Class MB
5.500% due 09/25/35	538	549
Series 2006-5 Class 3A2 (Ê)
4.667% due 05/25/35	94	94

	Principal Amount ($) or Shares	Market Value $
Series 2006-22 Class CE
4.500% due 08/25/23	325	292
Series 2006-48 Class LG
Zero coupon due 06/25/36	133	84
Series 2006-118 Class A2 (Ê)
2.520% due 12/25/36	394	379
Series 2007-42 Class LF (Ê)
Zero coupon due 05/25/37	74	73
Series 2007-73 Class A1 (Ê)
2.543% due 07/25/37	744	732
Series 2008-62 Class DY
4.000% due 07/25/23	1,270	1,154
Series 2008-70 Class BY
4.000% due 08/25/23	1,095	995
Fannie Mae Whole Loan
Series 2003-W17 Class 1A6
5.310% due 08/25/33	1,700	1,737
Series 2004-W9 Class 2A1
6.500% due 02/25/44	82	85
Series 2004-W11 Class 1A2
6.500% due 05/25/44	145	153
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2003-58 Class 2A
6.500% due 09/25/43	78	82
Series 2005-63 Class 1A1 (Ê)
4.728% due 02/25/45	30	27
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.304% due 09/25/34	111	99
Series 2005-AA7 Class 2A1 (Ê)
5.401% due 09/25/35	750	587
Series 2006-AA5 Class A2 (Ê)
6.522% due 09/25/36	329	172
Series 2006-FA3 Class A6
6.000% due 07/25/36	401	369
First Horizon Asset Securities, Inc.
Series 2003-5 Class 1A17
8.000% due 07/25/33	42	43
Series 2004-AR5 Class 4A1 (Ê)
5.700% due 10/25/34	128	113
Series 2004-AR6 Class 2A1 (Ê)
4.750% due 12/25/34	125	112
Series 2005-AR3 Class 2A1 (Ê)
5.366% due 08/25/35	119	107
Series 2005-AR5 Class 3A1 (Ê)
5.537% due 10/25/35	179	160

Fixed Income III Fund	75

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR4 Class 1A3 (Ê)
5.485% due 01/25/37	153	141
First Union - Chase Commercial Mortgage Series 1999-C2 Class A2 6.645% due 06/15/31	64	64
Freddie Mac
6.000% due 2016	31	31
8.500% due 2017	39	42
10.500% due 2017	12	14
4.000% due 2018	2,582	2,430
4.500% due 2018	617	600
5.000% due 2018	696	690
4.500% due 2019	137	133
5.000% due 2019	1,195	1,183
5.000% due 2020	1,208	1,194
5.500% due 2020	1,367	1,379
10.000% due 2020	39	44
8.500% due 2025	12	13
5.512% due 2027 (Ê)	23	23
8.500% due 2027	74	82
6.475% due 2028 (Ê)	23	23
6.790% due 2028 (Ê)	19	20
6.280% due 2030 (Ê)	5	5
7.000% due 2030	43	44
7.500% due 2030	183	197
8.000% due 2030	40	43
7.000% due 2031	87	92
7.500% due 2031	11	12
8.000% due 2031	12	13
7.500% due 2032	93	100
5.000% due 2033	299	286
7.000% due 2033	28	30
4.027% due 2034 (Ê)	282	285
4.839% due 2034 (Ê)	673	691
5.055% due 2034 (Ê)	133	134
6.704% due 2034 (Ê)	25	25
5.000% due 2035	871	831
5.000% due 2036	6,183	5,895
5.873% due 2036 (Ê)	256	260
5.917% due 2036 (Ê)	486	494
5.969% due 2036 (Ê)	339	344
5.499% due 2037 (Ê)	423	428
5.523% due 2037 (Ê)	1,288	1,299
5.590% due 2037 (Ê)	544	550
5.693% due 2037 (Ê)	743	757
5.698% due 2037 (Ê)	240	243
5.699% due 2037 (Ê)	1,721	1,745
5.730% due 2037 (Ê)	672	682
5.767% due 2037 (Ê)	499	507

	Principal Amount ($) or Shares	Market Value $
5.809% due 2037 (Ê)	495	502
5.851% due 2037 (Ê)	161	163
5.872% due 2037 (Ê)	237	240
6.110% due 2037 (Ê)	1,067	1,084
7.000% due 2037	862	903
5.500% due 2038	18,461	18,065
15 Year TBA (Ï)
5.500%	14,500	14,523
30 Year TBA (Ï)
5.500%	12,000	11,730
6.000%	6,350	6,369
Freddie Mac Reference REMIC Series 2006-R00 Class AK 5.750% due 12/15/18	466	477
Freddie Mac REMICS
Series 1991-103 Class Z
9.000% due 02/15/21	42	42
Series 1994-173 Class Z
7.000% due 05/15/24	87	92
Series 1999-212 Class SG (Ê)
Interest Only STRIP
4.500% due 06/17/27	305	23
Series 2001-229 Class KF (Ê)
2.711% due 07/25/22	236	234
Series 2001-232 Class ZQ
6.500% due 06/15/31	399	421
Series 2003-256 Class FJ (Ê)
2.858% due 02/15/33	309	305
Series 2003-259 Class IQ
Interest Only STRIP
5.000% due 06/15/17	205	19
Series 2003-261 Class UI
Interest Only STRIP
6.500% due 05/15/33	86	22
Series 2003-262 Class AB
2.900% due 11/15/14	348	346
Series 2003-262 Class QH
5.000% due 05/15/33	280	262
5.000% due 06/15/33	315	294
Series 2003-264 Class IM
Interest Only STRIP
7.000% due 07/15/33	107	30
Series 2003-266 Class MA
4.500% due 10/15/31	296	295
Series 2004-275 Class FM (Ê)
2.808% due 12/15/30	274	271
Series 2004-277 Class UF (Ê)
2.758% due 06/15/33	596	587

76	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-281 Class DF (Ê)
2.908% due 06/15/23	190	188
Series 2004-282 Class JE
4.500% due 07/15/19	1,195	1,145
Series 2004-287 Class AL
5.000% due 10/15/24	625	596
Series 2004-287 Class GC
5.000% due 11/15/29	480	480
Series 2004-289 Class PC
5.000% due 07/15/30	1,640	1,640
Series 2005-291 Class KP
5.000% due 11/15/29	215	215
Series 2005-294 Class FA (Ê)
2.628% due 03/15/20	356	350
Series 2005-299 Class KF (Ê)
2.858% due 06/15/35	155	152
Series 2005-300 Class ED
5.000% due 07/15/25	890	840
Series 2005-301 Class IM
Interest Only STIP
5.500% due 01/15/31	350	33
Series 2005-302 Class MB
5.000% due 12/15/28	200	202
Series 2005-303 Class XA (Ê)
Zero coupon due 09/15/35	71	62
Series 2005-306 Class PC
5.000% due 02/15/29	1,220	1,233
Series 2006-312 Class HT
5.000% due 03/15/26	555	518
Series 2006-313 Class FP (Ê)
Zero coupon % due 04/15/36	265	220
Series 2006-315 Class EQ
5.000% due 05/15/36	355	331
Series 2006-317 Class XI Principal Only STRIP
Zero coupon due 10/15/35	504	10
Series 2006-323 Class PA
6.000% due 03/15/26	581	594
Series 2007-327 Class SX (Ê)
Zero coupon due 07/15/36	76	78
Series 2007-327 Class UF (Ê)
Zero coupon due 02/15/37	80	89
Series 2007-327 Class WF (Ê)
Zero coupon due 09/15/36	72	58
Series 2007-330 Class GL (Ê)
5.143% due 04/15/37	65	77
Series 2007-333 Class AF (Ê)
2.608% due 10/15/20	4,023	3,934

	Principal Amount ($) or Shares	Market Value $
Series 2007-333 Class BF (Ê)
2.608% due 07/15/19	635	621
Series 2007-333 Class FT (Ê)
2.608% due 08/15/19	2,929	2,865
Series 2007-334 Class FA (Ê)
2.688% due 02/15/19	2,734	2,672
Freddie Mac Strips
Interest Only STRIP
Series 1998-191 Class IO
8.000% due 01/01/28	24	6
Series 1998-194 Class IO
6.500% due 04/01/28	81	22
Series 2001-212 Class IO
6.000% due 05/01/31	61	16
Series 2001-215 Class IO
8.000% due 06/01/31	42	11
Fremont Home Loan Trust (Ê) Series 2006-D Class 2A1 2.521% due 11/25/36	443	416
GE Capital Commercial Mortgage Corp.
Series 2001-1 Class A2
6.531% due 05/15/33	1,470	1,506
Series 2002-1A Class A3
6.269% due 12/10/35	305	310
Series 2002-3A Class A1
4.229% due 12/10/37	897	888
Ginnie Mae I
10.500% due 2016	18	20
11.000% due 2020	34	38
10.000% due 2022	33	37
7.500% due 2024	23	25
7.500% due 2032	21	22
30 Year TBA (Ï)
5.500%	1,130	1,120
6.000%	2,790	2,820
Ginnie Mae II
5.125% due 2023 (Ê)	46	47
5.625% due 2023 (Ê)	16	16
5.125% due 2024 (Ê)	121	121
5.625% due 2024 (Ê)	109	111
5.375% due 2025 (Ê)	68	68
5.625% due 2025 (Ê)	4	4
6.375% due 2025 (Ê)	71	72
5.125% due 2026 (Ê)	51	51
5.125% due 2027 (Ê)	6	6
5.375% due 2027 (Ê)	74	74
5.625% due 2027 (Ê)	64	65
5.375% due 2028 (Ê)	3	3

Fixed Income III Fund	77

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.375% due 2030 (Ê)	111	113
30 Year TBA (Ï)
6.500%	11,105	11,410
Global Signal Trust
Series 2004-2A Class A (þ)
4.232% due 12/15/14	225	222
Series 2006-1 Class B
5.588% due 02/15/36	125	125
Series 2006-1 Class C
5.707% due 02/15/36	335	313
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2 Class A2 6.945% due 09/15/33	413	418
GMAC Mortgage Corp. Loan Trust
Series 2004-JR1 Class A6 (Ê)
2.911% due 12/25/33	386	371
Series 2005-AR2 Class 4A (Ê)
5.178% due 05/25/35	1,845	1,609
Series 2005-AR6 Class 3A1
5.297% due 11/19/35	634	569
Series 2007-HE2 Class A2
6.054% due 12/25/37	560	313
Series 2007-HE3 Class 1A1
7.000% due 09/25/37	293	223
Series 2007-HE3 Class 2A1
7.000% due 09/25/37	342	265
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.799% due 08/10/45	950	888
Government National Mortgage Association (Ê)
Series 1999-27 Class SE
Interest Only STRIP
6.140% due 08/16/29	111	14
Series 1999-40 Class FE
Interest Only STRIP
3.010% due 11/16/29	249	250
Series 1999-44 Class SA
Interest Only STRIP
6.090% due 12/16/29	125	16
Interest Only STRIP
Series 2000-29 Class S
Interest Only STRIP
6.042% due 09/20/30	30	4
Series 2002-27 Class SA
Interest Only STRIP
5.540% due 05/16/32	45	4

	Principal Amount ($) or Shares	Market Value $
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR6 Class A1A 2.541% due 10/25/46	653	559
Greenwich Capital Commercial Funding Corp.
Series 2002-C1 Class XP (þ)
1.978% due 01/11/35	1,100	27
Series 2003-C2 Class A2
4.022% due 01/05/36	433	431
Series 2004-GG1 Class A7
5.317% due 06/10/36	1,115	1,085
Series 2005-GG5 Class A41
5.243% due 04/10/37	1,040	1,020
Series 2007-GG9 Class A4
5.444% due 03/10/39	610	557
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4
5.553% due 04/10/38	1,075	1,017
Series 2006-GG8 Class AAB
5.535% due 11/10/39	485	468
GSMPS Mortgage Loan Trust (þ)
Series 1998-3 Class A
7.750% due 09/19/27	39	38
Series 1999-3 Class A
8.000% due 08/19/29	61	66
Series 2005-RP1 Class 1A3
8.000% due 01/25/35	671	669
Series 2005-RP1 Class 1A4
8.500% due 01/25/35	108	109
Series 2006-RP1 Class 1A3
8.000% due 01/25/36	126	137
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
4.519% due 06/25/34	134	120
Series 2005-AR6 Class 2A1 (Ê)
4.540% due 09/25/35	1,233	1,113
Series 2005-AR7 Class 6A1
5.247% due 11/25/35	499	438
Series 2006-1F Class 5A2
6.000% due 02/25/36	175	172
Series 2006-OA1 Class 2A1 (Ê)
2.651% due 08/25/46	530	325
Harborview Mortgage Loan Trust
Series 2005-2 Class 2A1A (Ê)
2.678% due 05/19/35	78	51
Series 2005-4 Class 3A1
5.147% due 07/19/35	398	363
Series 2005-5 Class 2A1B (Ê)
2.748% due 07/19/45	109	69

78	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-10 Class 2A1A (Ê)
2.768% due 11/19/35	450	291
Series 2005-10 Class 2A1B (Ê)
2.838% due 11/19/35	225	98
Series 2005-14 Class 3A1A
5.296% due 12/19/35	167	159
Series 2005-14 Class 5A1A
5.741% due 12/19/35	712	505
Series 2005-16 Class 2A1A (Ê)
2.698% due 01/19/36	531	347
Series 2005-16 Class 3A1A (Ê)
2.708% due 01/19/36	1,233	797
Series 2005-16 Class 3A1B (Ê)
2.798% due 01/19/36	257	114
Series 2006-1 Class 2A1A (Ê)
2.698% due 03/19/37	693	430
Series 2006-9 Class 2A1A (Ê)
2.668% due 11/19/36	612	378
Series 2006-10 Class 2A1A (Ê)
2.638% due 11/19/36	722	448
Series 2006-12 Class 2A2A (Ê)
2.648% due 01/19/38	773	469
Series 2006-14 Class 2A1A (Ê)
2.608% due 03/19/38	595	368
Series 2006-14 Class 2A1B (Ê)
2.658% due 03/19/38	353	143
Series 2007-1 Class 2A1A (Ê)
2.613% due 04/19/38	468	290
Indymac Index Mortgage Loan Trust
6.346% due 01/01/37	2,225	1,464
Series 2004-AR1 Class 2A
5.044% due 12/25/34	131	110
Series 2005-AR1 Class 4A1
5.373% due 08/25/35	487	401
Series 2005-AR1 Class A1
5.439% due 09/25/35	1,307	957
Series 2005-AR2 Class 1A21
5.837% due 12/25/35	248	185
Series 2006-AR1 Class 1A4A (Ê)
2.631% due 11/25/46	3,212	1,302
Series 2006-AR2 Class A2 (Ê)
2.541% due 11/25/36	350	334
Series 2006-AR3 Class 2A1A (Ê)
2.631% due 01/25/37	2,329	1,167
Series 2006-AR7 Class 1A1
6.163% due 05/25/36	864	625
Series 2006-AR9 Class 1A1
5.997% due 06/25/36	2,377	1,856

	Principal Amount ($) or Shares	Market Value $
Series 2007-AR5 Class 2A1
6.109% due 05/25/37	1,659	1,120
JP Morgan Alternative Loan Trust (Ê) Series 2007-A2 Class 12A2 2.561% due 06/25/37	1,502	1,300
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-C1 Class A3 5.376% due 07/12/37	1,100	1,086
Series 2003-C1 Class A2
4.985% due 01/12/37	1,515	1,466
Series 2004-LN2 Class A1
4.475% due 07/15/41	706	690
Series 2005-LDP Class A3A1
4.871% due 10/15/42	505	496
Series 2005-LDP Class A4
4.918% due 10/15/42	250	232
5.179% due 12/15/44	1,300	1,233
Series 2006-CB1 Class A4
5.552% due 05/12/45	525	493
Series 2006-LDP Class A3
5.336% due 05/15/47	1,740	1,601
Series 2006-LDP Class A3B
5.447% due 05/15/45	595	562
Series 2006-LDP Class A4
5.875% due 04/15/45	2,050	1,969
5.399% due 05/15/45	700	651
Series 2006-LDP Class AJ
5.875% due 04/15/45	370	310
Series 2007-CB1 Class A4
5.440% due 06/12/47	4,500	4,093
Series 2007-CB2 Class A4
5.794% due 02/12/51	1,670	1,547
Series 2007-CB2 Class AJ
6.303% due 02/12/51	245	195
Series 2007-LD1 Class A4
5.819% due 06/15/49	1,144	1,069
Series 2007-LDP Class A3
5.420% due 01/15/49	1,760	1,595
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class A3 2.581% due 03/25/36	570	559
JP Morgan Mortgage Trust Series 2005-A1 Class 4A1 (Ê) 4.777% due 02/25/35	485	432
Series 2005-A1 Class 6T1 (Ê)
5.023% due 02/25/35	128	114
Series 2005-A4 Class 1A1
5.399% due 07/25/35	374	331

Fixed Income III Fund	79

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-A6 Class 1A2
5.137% due 09/25/35	475	397
Series 2005-A8 Class 1A1
5.403% due 11/25/35	3,585	3,197
Series 2006-A6 Class 1A2
6.041% due 10/25/36	104	99
Series 2007-A1 Class 2A2 (Ê)
4.744% due 07/25/35	790	730
LB-UBS Commercial Mortgage Trust Series 2000-C5 Class A2 6.510% due 12/15/26	98	100
Series 2001-C2 Class A2
6.653% due 11/15/27	2,645	2,722
Series 2002-C2 Class F
5.794% due 07/15/35	355	333
Series 2002-C2 Class G
5.873% due 07/15/35	542	494
Series 2002-C4 Class A5
4.853% due 09/15/31	1,000	967
Series 2003-C8 Class A2
4.207% due 11/15/27	80	80
Series 2006-C1 Class A4
5.156% due 02/15/31	4,500	4,158
Series 2006-C3 Class A4
5.661% due 03/15/39	680	647
Series 2006-C4 Class A4
5.883% due 06/15/38	480	464
Series 2007-C1 Class A3
5.398% due 02/15/40	955	883
Series 2007-C1 Class A4
5.424% due 02/15/40	500	455
Series 2007-C6 Class A4
5.858% due 07/15/40	740	690
Series 2008-C1 Class AJ
6.150% due 04/15/41	953	757
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê) Series 2006-LLF Class A1 (þ) 2.538% due 09/15/21	46	44
Series 2006-LLF Class A2 (Å)
2.578% due 09/15/21	517	482
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	229	221
Series 2005-3 Class 1A3
5.500% due 01/25/36	1,060	1,011
Series 2006-8 Class 2A1 (Ê)
3.220% due 12/25/36	1,672	1,267

	Principal Amount ($) or Shares	Market Value $
Lehman XS Trust (Ê)
Series 2005-5N Class 3A1A
2.761% due 11/25/35	707	448
Series 2005-9N Class 1A1
2.731% due 02/25/36	898	583
Series 2006-16N Class A4A
2.651% due 11/25/46	1,177	727
Series 2007-7N Class 1A2
2.701% due 06/25/47	2,827	1,871
Luminent Mortgage Trust (Ê)
Series 2006-1 Class A1
2.701% due 04/25/36	346	211
Series 2006-5 Class A1A
2.651% due 07/25/36	656	402
Series 2006-6 Class A1
2.661% due 10/25/46	362	229
Master Adjustable Rate Mortgages Trust
Series 2004-13 Class 3A4 (Ê)
3.788% due 11/21/34	337	331
Series 2005-6 Class 7A1
5.331% due 06/25/35	160	141
Series 2006-2 Class 4A1
4.980% due 02/25/36	909	771
Master Reperforming Loan Trust (þ)
Series 2005-1 Class 1A5
8.000% due 08/25/34	171	175
Series 2005-2 Class 1A4
8.000% due 05/25/35	796	818
Master Specialized Loan Trust (þ) Series 2005-2 Class A2 5.150% due 07/25/35	128	96
MASTR Adjustable Rate Mortgages Trust (Ê)
Series 2006-1 Class I2A3
4.534% due 01/25/47	860	593
Series 2006-OA2 Class 4A1A
4.644% due 12/25/46	1,598	1,014
Series 2006-OA2 Class 4A1B
4.994% due 12/25/46	3,196	1,910
Series 2007-3 Class 22A1
2.571% due 05/25/47	276	271
MASTR Alternative Loans Trust
Series 2003-2 Class 6A1
6.000% due 03/25/33	648	599
Series 2003-4 Class B1
5.683% due 06/25/33	334	273
Series 2003-6 Class 3A1
8.000% due 09/25/33	23	24

80	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-9 Class 1A1
5.500% due 12/25/18	117	115
Series 2004-10 Class 5A6
5.750% due 09/25/34	410	355
Series 2005-3 Class 7A1
6.000% due 04/25/35	201	186
MASTR Asset Securitization Trust
Series 2003-11 Class 6A8 (Ê)
2.961% due 12/25/33	703	650
Series 2003-7 Class 4A35 (Ê)
2.861% due 09/25/33	504	477
Series 2004-4 Class 2A2 (Ê)
2.911% due 04/25/34	197	191
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 2.698% due 06/15/30	236	223
Merrill Lynch Mortgage Trust
Series 2002-MW1 Class J (þ)
5.695% due 07/12/34	185	134
Series 2004-MKB Class A2
4.353% due 02/12/42	615	613
Series 2005-CIP Class AM
5.107% due 07/12/38	350	320
Series 2008-C1 Class A4
5.690% due 02/12/51	180	166
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8 Class A3 5.957% due 08/12/49	1,100	1,038
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
3.551% due 04/25/29	65	61
Series 2005-2 Class 3A
3.471% due 10/25/35	28	25
Morgan Stanley Capital I
Series 1999-FNV Class G (þ)
6.120% due 03/15/31	130	128
Series 1999-LIF Class A2
7.110% due 04/15/33	449	456
Series 2005-HQ7 Class A4
5.208% due 11/14/42	1,000	959
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	810	791
Series 2006-HQ1 Class A4
5.328% due 11/12/41	360	333
Series 2006-HQ8 Class A4
5.387% due 03/12/44	895	844
Series 2006-HQ9 Class A4
5.731% due 07/12/44	790	752

	Principal Amount ($) or Shares	Market Value $
Series 2007-HQ1 Class D (þ)
6.308% due 12/15/44	418	257
Series 2007-IQ1 Class A2
5.610% due 04/15/49	1,000	975
Series 2007-IQ1 Class A4
5.809% due 12/12/49	1,030	955
Series 2007-T27 Class A4
5.650% due 06/13/42	413	382
Series 2008-T29 Class A4
6.280% due 01/11/43	1,700	1,639
Morgan Stanley Dean Witter Capital I (þ) Series 2001-TOP Class E 7.362% due 02/15/33	100	88
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	551	483
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	409	386
Prime Mortgage Trust
Series 2004-CL1 Class 1A1
6.000% due 02/25/34	55	50
Series 2004-CL1 Class 1A2 (Ê)
2.861% due 02/25/34	37	33
Series 2004-CL1 Class 2A2 (Ê)
2.861% due 02/25/19	14	13
Renaissance Home Equity Loan Trust Series 2006-2 Class AF2 5.762% due 08/25/36	294	293
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A1
4.600% due 04/25/34	251	228
Series 2004-QS5 Class A5
4.750% due 04/25/34	176	160
Series 2004-QS5 Class A6 (Ê)
3.061% due 04/25/34	102	91
Series 2004-QS8 Class A4 (Ê)
2.861% due 06/25/34	475	441
Series 2005-QA1 Class A41
5.673% due 09/25/35	166	133
Series 2005-QA8 Class NB3
5.479% due 07/25/35	398	340
Series 2005-QO5 Class A1 (Ê)
4.528% due 01/25/46	1,133	720
Series 2005-QS1 Class 2A1
6.000% due 09/25/35	193	191
Series 2005-QS1 Class 2A3
5.750% due 09/25/35	2,801	2,595

Fixed Income III Fund	81

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-QO1 Class 1A1 (Ê)
2.721% due 02/25/46	141	57
Series 2006-QO1 Class 2A1 (Ê)
2.731% due 02/25/46	169	102
Series 2006-QO1 Class A1 (Ê)
2.621% due 01/25/37	803	619
Series 2006-QS4 Class A11
6.000% due 04/25/36	235	165
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	809	727
Series 2007-QH9 Class A1
6.550% due 11/25/37	2,910	1,880
Series 2007-QO4 Class A1 (Ê)
2.661% due 05/25/47	1,659	1,017
Residential Asset Mortgage Products, Inc.
Series 2004-SL1 Class A3
7.000% due 11/25/31	15	16
Series 2004-SL4 Class A3
6.500% due 07/25/32	93	88
Residential Asset Securities Corp. (Ê) Series 2003-KS4 Class AIIB 3.063% due 06/25/33	84	58
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
2.911% due 02/25/34	550	491
Series 2007-A5 Class 2A3
6.000% due 05/25/37	296	264
Series 2007-A9 Class A6
6.250% due 08/25/13	2,414	2,223
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
2.911% due 11/25/18	303	303
Series 2003-S14 Class A5 (Ê)
2.861% due 07/25/18	599	595
Series 2003-S20 Class 1A7 (Ê)
2.961% due 12/25/33	141	136
Series 2005-SA4 Class 2A1
5.203% due 09/25/35	683	628
Series 2005-SA4 Class 2A2
5.182% due 09/25/35	749	648
Series 2006-SA3 Class 3A1
6.036% due 09/25/36	401	347
Series 2006-SA4 Class 2A1
6.127% due 11/25/36	1,172	1,046
Series 2007-S9 Class 1A1
6.000% due 10/25/37	920	904
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 2.633% due 04/20/34	433	407

	Principal Amount ($) or Shares	Market Value $
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	1,271	1,207
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC3 Class M2 2.751% due 06/25/37	561	153
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5 Class 3A1
4.380% due 05/25/34	482	425
Series 2004-12 Class 3A2
5.250% due 09/25/34	192	158
Series 2004-16 Class 3A1
5.450% due 11/25/34	912	799
Series 2004-18 Class 5A
5.500% due 12/25/34	141	120
Series 2005-17 Class 3A1
5.538% due 08/25/35	56	48
Series 2005-21 Class 7A1
6.018% due 11/25/35	3,662	2,928
Series 2005-22 Class 4A2
5.376% due 12/25/35	50	36
Series 2006-1 Class 5A2
5.250% due 02/25/36	1,000	813
Series 2006-5 Class 2A1
5.970% due 06/25/36	2,456	1,763
Series 2006-5 Class 5A4
5.528% due 06/25/36	102	68
Series 2006-12 Class 2A1
5.961% due 01/25/37	1,664	1,208
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR5 Class A3
2.708% due 07/19/35	385	315
Series 2006-AR1 Class 2A1
2.691% due 02/25/36	1,013	627
Series 2006-AR2 Class A2
2.771% due 02/25/36	360	143
Series 2006-AR3 Class 3A1
2.651% due 02/25/36	186	111
Series 2006-AR7 Class A12
2.711% due 08/25/36	2,116	889
Series 2006-AR8 Class A1A
2.661% due 10/25/36	1,485	926
Series 2007-AR4 Class A4A
2.641% due 09/25/47	1,229	759

82	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-AR6 Class A1
5.028% due 08/25/47	2,935	1,871
Structured Asset Securities Corp.
Series 2002-22H Class 1A
6.942% due 11/25/32	25	22
Series 2003-26A Class 3A5
4.530% due 09/25/33	1,000	994
Series 2004-12H Class 1A
6.000% due 05/25/34	104	94
Series 2004-21X Class 1A3
4.440% due 12/25/34	613	614
Series 2005-6 Class B2
5.345% due 05/25/35	96	46
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
3.141% due 04/25/43	291	284
Series 2006-5 Class A1
2.581% due 09/25/46	1,766	1,699
Series 2006-6 Class A1
2.571% due 11/25/11	259	248
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
4.380% due 10/15/41	862	857
Series 2005-C21 Class A4
5.210% due 10/15/44	1,500	1,432
Series 2006-C28 Class A2
5.500% due 10/15/48	510	503
Series 2006-C29 Class E
5.516% due 11/15/48	1,014	669
Series 2006-WL7 Class A1 (Ê)(þ)
2.548% due 09/15/21	1,990	1,868
Series 2007-C31 Class A2
5.421% due 04/15/47	1,000	969
Series 2007-WHL Class A1 (Ê)(þ)
2.538% due 06/15/20	711	647
WaMu Mortgage Pass Through Certificates
Series 2003-S9 Class A2 (Ê)
3.011% due 10/25/33	573	545
Series 2004-CB3 Class 4A
6.000% due 10/25/19	172	171
Series 2005-AR1 Class 1A1
4.833% due 10/25/35	447	431
Series 2005-AR1 Class A1A1 (Ê)
2.751% due 10/25/45	422	267
Series 2005-AR6 Class B3 (Ê)
3.121% due 04/25/45	328	82
Series 2006-AR1 Class 1A1
5.931% due 09/25/36	539	472

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR1 Class 1A4
5.645% due 11/25/36	2,875	2,471
Series 2006-AR8 Class 1A5
5.880% due 08/25/46	72	54
Series 2006-AR8 Class 2A3 (Ê)
6.130% due 08/25/46	48	34
Series 2007-HY1 Class 1A1
5.713% due 02/25/37	867	676
Series 2007-HY2 Class 3A1
5.930% due 09/25/36	2,786	2,390
Series 2007-HY3 Class 4A1
5.349% due 03/25/37	1,745	1,524
Series 2007-HY3 Class 4B1
5.349% due 03/25/37	299	190
Series 2007-HY4 Class 1A1 (Ê)
5.550% due 04/25/37	392	344
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	220	193
Series 2006-AR2 Class A1A (Ê)
4.468% due 04/25/46	460	286
Series 2007-OA1 Class 2A (Ê)
4.248% due 12/25/46	5,927	3,541
Washington Mutual Mortgage Pass Through Certificates
Series 2004-AR3 Class A2
4.243% due 06/25/34	627	565
Series 2004-CB3 Class 1A
6.000% due 10/25/34	77	74
Series 2005-AR1 Class A1A1 (Ê)
2.721% due 11/25/45	2,632	1,669
2.731% due 12/25/45	435	269
Series 2005-AR1 Class A1B1 (Ê)
2.751% due 08/25/45	8	8
2.721% due 10/25/45	29	28
2.711% due 11/25/45	83	76
2.711% due 12/25/45	74	65
Series 2005-AR8 Class 2A1A (Ê)
2.751% due 07/25/45	389	273
Series 2005-AR8 Class 2AB3 (Ê)
2.821% due 07/25/45	155	69
Series 2006-AR1 Class 3A1A (Ê)
4.448% due 09/25/46	740	415
Series 2006-AR2 Class 1A1
5.301% due 03/25/37	1,502	1,346
Series 2006-AR7 Class 2A (Ê)
4.508% due 07/25/46	2,726	1,527

Fixed Income III Fund	83

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-OA2 Class 1A (Ê)
4.228% due 03/25/47	808	436
Wells Fargo Alternative Loan Trust
6.000% due 01/01/37	2,714	1,776
Series 2007-PA6 Class A1
6.599% due 12/26/37	2,597	1,944
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC Class A1 (Ê)
4.945% due 01/25/35	612	568
Series 2004-E Class A2 (Ê)
4.500% due 05/25/34	503	458
Series 2004-O Class A1 (Ê)
4.885% due 08/25/34	2,037	1,827
Series 2004-T Class A1 (Ê)
5.588% due 09/25/34	80	71
Series 2005-12 Class 1A7
5.500% due 11/25/35	465	443
Series 2005-14 Class 2A1
5.500% due 12/25/35	1,267	1,113
Series 2005-17 Class 1A1
5.500% due 01/25/36	701	651
Series 2005-17 Class 1A2
5.500% due 01/25/36	366	349
Series 2005-18 Class 1A1
5.500% due 01/25/36	1,270	1,192
Series 2005-AR6 Class A1 (Ê)
5.035% due 04/25/35	1,419	1,254
Series 2006-1 Class A3
5.000% due 03/25/21	285	269
Series 2006-2 Class 2A3
5.500% due 03/25/36	760	740
Series 2006-2 Class 3A1
5.750% due 03/25/36	650	621
Series 2006-4 Class 1A8
5.750% due 04/25/36	224	220
Series 2006-4 Class 2A3
5.750% due 04/25/36	192	190
Series 2006-9 Class 1A14
6.000% due 08/25/36	171	161
Series 2006-AR1 Class 1A2 (Ê)
6.027% due 09/25/36	221	186
Series 2006-AR1 Class 2A4 (Ê)
6.085% due 10/25/36	300	215
Series 2006-AR1 Class 5A1 (Ê)
5.595% due 07/25/36	570	514
Series 2006-AR1 Class A1
5.634% due 12/25/36	235	201

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR1 Class A7
5.513% due 08/25/36	3,235	2,632
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	521	477
Series 2006-AR4 Class 1A1 (Ê)
5.858% due 04/25/36	677	573
Series 2006-AR4 Class 2A1 (Ê)
5.771% due 04/25/36	952	803
Series 2006-AR5 Class 2A1 (Ê)
5.539% due 04/25/36	651	580
Series 2006-AR6 Class 7A1 (Ê)
5.112% due 03/25/36	1,636	1,384
Series 2007-8 Class 1A16
6.000% due 07/25/37	968	905
Series 2007-10 Class 2A5
6.250% due 07/25/37	432	413
Series 2007-14 Class 1A1
6.000% due 10/25/37	1,201	1,068
Zuni Mortgage Loan Trust (Ê) Series 2006-OA1 Class A1 2.591% due 08/25/36	255	242

		1,059,445

Municipal Bonds - 0.6%
Badger TOB Asset Securitization Corp. Revenue Bonds 6.375% due 06/01/32	800	773
Chicago Transit Authority Revenue Bonds
6.300% due 12/01/21	100	101
6.899% due 12/01/40	1,200	1,218
City of Colorado Springs Colorado Revenue Bonds 5.000% due 11/15/33	200	201
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 2.864% due 10/25/38	5,500	5,500
Michigan State University Revenue Bonds (Ê)(µ) 2.423% due 02/15/37	1,260	910
New Jersey Economic Development Authority Revenue Bonds 5.750% due 06/15/34	235	222
State of California General Obligation Unlimited 5.000% due 02/01/33	75	73
State of Texas General Obligation Unlimited 4.750% due 04/01/35	250	238

84	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Tobacco Settlement Authority of Iowa Revenue Bonds 6.500% due 06/01/23		90	83
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47		700	624
University of Arkansas Revenue Bonds (µ) 5.000% due 11/01/31		500	502
West Virginia Economic Development Authority Revenue Bonds (µ) 5.370% due 07/01/20		65	62

			10,507

Non-US Bonds - 1.5%
Arab Republic of Egypt (Ñ)(þ) 1.648% due 07/18/12	EGP	1,140	216
Argentina Bonos Series $ V 10.500% due 06/12/12	ARS	550	124
Bombardier, Inc. (Å) 7.250% due 11/15/16	EUR	125	184
Brazilian Government International Bond
12.500% due 01/05/22	BRL	700	440
6.575% due 01/10/28	BRL	2,415	1,302
Byggingarsjodur Verkamanna
Series 2
3.750% due 04/15/34	ISK	69,509	841
Series 3
3.750% due 06/15/44	ISK	130,749	1,575
Colombia Government International Bond 9.850% due 06/28/27	COP	391,000	230
Federal Republic of Germany Bonds 4.250% due 07/04/18	EUR	945	1,460
Federative Republic of Brazil
12.500% due 01/05/22	BRL	275	184
10.250% due 01/10/28	BRL	1,845	1,063
GMAC LLC 5.750% due 05/21/10	EUR	500	589
Hellas Telecommunications Luxembourg V (Ê) Series REGS 8.463% due 10/15/12	EUR	375	518
Impress Holdings B.V. 8.088% due 09/15/13	EUR	375	524
Ineos Group Holdings PLC Series REGS 7.875% due 02/15/16	EUR	250	249

	Principal Amount ($) or Shares		Market Value $
JPMorgan Chase & Co. 6.364% due 06/20/11	RUB	14,000	600
KBC Bank Funding Trust II (ƒ) 6.880% due 06/30/49	EUR	600	931
Keycorp (Ê) 5.056% due 11/22/10	EUR	3,000	4,262
Lehman Brothers Holdings, Inc. 5.375% due 10/17/12	EUR	1,000	1,339
Mexican Bonos
Series M 20
10.000% due 12/05/24	MXN	20,800	2,237
7.500% due 06/03/27	MXN	14,640	1,251
Morgan Stanley (Ê) 5.190% due 03/01/13	EUR	2,100	2,937
Red Arrow International Leasing PLC 8.375% due 06/30/12	RUB	107	5
Republic of Colombia 9.850% due 06/28/27	COP	107,000	50
Republic of Hungary Bonds 6.000% due 11/24/23	HUF	200,730	1,149
Rhodia SA (Ê) Series REGS 7.713% due 10/15/13	EUR	250	351
TELUS Corp. Series CD 4.950% due 03/15/17	CAD	195	179
United Kingdom Gilt 5.000% due 09/07/14	GBP	468	940
United Kingdom Treasury Bills 5.000% due 03/07/12	GBP	554	1,106

			26,836

United States Government Agencies - 0.9%
Fannie Mae
5.250% due 08/01/12		550	539
3.875% due 07/12/13 (Ñ)		1,915	1,902
Federal National Mortgage Association Zero coupon due 10/09/19		695	362
Freddie Mac
5.750% due 06/27/16		250	244
5.000% due 02/16/17		1,800	1,850
4.875% due 06/13/18 (Ñ)		1,100	1,118
5.000% due 12/14/18 (Ñ)		1,400	1,260
Freddie Mac MAC (Ñ) 5.000% due 04/18/17		7,000	7,190

Fixed Income III Fund	85

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	25	26
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	825	856

		15,347

United States Government Treasuries - 2.7%
United States Treasury Principal (Ñ)
Principal Only STRIP
Zero coupon due 11/15/21	45	24
Zero coupon due 08/15/27	4,100	1,637
Zero coupon due 11/15/28	3,300	1,241
United States Treasury Inflation Indexed Bonds
2.000% due 04/15/12	36	38
2.000% due 01/15/26 (Ñ)	3,055	2,993
2.375% due 01/15/27 (Ñ)	1,826	1,886
1.750% due 01/15/28 (Æ)(Ñ)	7,154	6,684
3.625% due 04/15/28 (Ñ)	1,205	1,480
United States Treasury Notes
2.500% due 03/31/13 (Ñ)	13,924	13,502
3.375% due 07/31/13	827	831
4.875% due 08/15/16 (Ñ)	6,908	7,427
3.875% due 05/15/18	210	208
8.750% due 08/15/20 (Ñ)	481	677
6.125% due 11/15/27	4,601	5,391
5.500% due 08/15/28 (Ñ)	3,000	3,322
5.000% due 05/15/37 (Ñ)	955	1,015

		48,356

Total Long-Term Investments
(cost $1,948,305)		1,843,481

Common Stocks - 0.0%
Auto and Transportation - 0.0%
Northwest Airlines Corp. (Æ)(Ñ)	44	—

Financial Services - 0.0%
Pacific Investment Management Co. Series High Yield Portfolio Institutional	41,173	320
UBS AG	890,000	510

		830

	Principal Amount ($) or Shares		Market Value $

Total Common Stocks
(cost $673)			830

Preferred Stocks - 0.3%
Financial Services - 0.3%
Deutsche Bank Contingent Capital Trust II (Ñ)		10,650	223
DG Funding Trust (Å)		118	1,182
Federal National Mortgage Association (Ñ)		77,400	1,318
Freddie Mac (Ñ)		121	2,053

			4,776

Producer Durables - 0.0%
Nexen, Inc.		4,055	97

Total Preferred Stocks
(cost $6,381)			4,873

	Notional Amount

Options Purchased - 0.0%
(Number of Contracts)
Euro-Bund Futures
Sep 2008 92.50 Put (445)	USD	1,113	3

Eurodollar Futures
Sep 2008 92.25 Put (176)	USD	440	1

Swaptions - 0.0%
(Fund pays/Fund Receives)
USD Three Month LIBOR/USD 3.150%
Dec 2008 0.00 Call (2)		37,900	97
USD Three Month LIBOR/USD 3.000%
Feb 2009 0.00 Call (1)		48,800	93
USD Three Month LIBOR/USD 3.150%
Feb 2009 0.00 Call (1)		19,200	48
USD Three Month LIBOR/USD 3.500%
Feb 2009 0.00 Call (1)		26,100	120
USD Three Month LIBOR/USD 3.600%
Jul 2009 0.00 Call (1)		2,300	12
USD Three Month LIBOR/USD 3.450%
Aug 2009 0.00 Call (5)		33,600	141
USD Three Month LIBOR/USD 3.850%
Aug 2009 0.00 Call (1)		5,700	39

			550

Total Options Purchased
(cost $1,771)			554

86	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 18.1%
AES Corp. (The) 9.500% due 06/01/09	375	384
American Express Bank FSB (Ê) Series BKNT 2.470% due 10/16/08	600	599
American Express Centurion Bank (Ê) Series BKNT 2.481% due 06/12/09	800	794
American Express Credit Corp. (Ê) 2.523% due 03/02/09	600	596
American International Group, Inc. (Ê)(þ) 2.510% due 06/16/09	300	295
Amgen, Inc. (Ê) Series WI 2.726% due 11/28/08	450	449
AT&T, Inc.(Ê) 2.888% due 11/14/08	1,000	1,000
Bank of America NA (Ê) Series BKNT 2.786% due 06/12/09	1,300	1,297
Bank of Scotland PLC (Ê)(þ) Series MTN 2.829% due 07/17/09	600	600
Bear Stearns Cos., Inc. (The) (Ê) 3.061% due 07/16/09	2,200	2,195
BellSouth Corp.(Ê) 2.776% due 08/15/08	600	600
BNP Paribas Financial, Inc. 2.405% due 08/18/08	2,250	2,247
BP AMI Leasing, Inc. (Ê)(þ) 2.819% due 06/26/09	1,000	1,000
CIT Group, Inc. (Ê)
2.826% due 08/15/08	300	300
2.959% due 12/19/08	100	98
2.946% due 01/30/09	400	383
2.787% due 06/08/09	100	92
CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A1
3.461% due 05/25/09	1,263	1,136
Citibank Omni-S Master Trust 3.570% due 10/23/08	7,200	7,118
Citigroup Funding, Inc. (Ê)
2.667% due 12/08/08	100	100
2.809% due 06/26/09	400	395
Citigroup, Inc. (Ê)
2.848% due 12/26/08	500	499
2.836% due 01/30/09	800	795

	Principal Amount ($) or Shares		Market Value $
Comcast Corp. (Ê) 3.088% due 07/14/09		500	494
Countrywide Financial Corp. (Ñ)(Ê)
2.796% due 09/02/08		1,550	1,550
2.931% due 01/05/09		400	394
Countrywide Home Loans, Inc.
Series MTNH (Ñ)
6.250% due 04/15/09		75	74
Series MTNK
5.625% due 07/15/09		300	294
Credit Agricole SA/London (Ê)(þ) 2.646% due 05/28/09		400	399
CSC Holdings, Inc. Series B 8.125% due 07/15/09		620	626
Daimler Finance NA LLC
3.138% due 03/13/09 (Ê)		200	199
3.218% due 03/13/09 (Ê)(Ñ)		500	498
Series MTNE (Ê)
3.403% due 10/31/08		1,100	1,099
Delphi Corp., Second Lien Term Loan Zero coupon due 12/31/08		145	129
Entergy Gulf States, Inc. (Ê)(Å) 3.427% due 12/08/08		89	89
Erac USA Finance Co. (þ) 5.300% due 11/15/08		100	100
Federal Home Loan Bank Discount Notes (ç)(ž)
Zero coupon due 08/12/08		32,580	32,558
Zero coupon due 08/18/08 (Ñ)		9,831	9,820
Zero coupon due 09/15/08		5,313	5,293
Zero coupon due 09/17/08		7,135	7,113
Zero coupon due 10/03/08 (Ñ)		4,510	4,490
Zero coupon due 10/10/08		1,730	1,722
Ferro Corp. 9.125% due 01/01/09		375	384
Ford Motor Credit Co. LLC 5.800% due 01/12/09		400	388
Fortis Bank 2.623% due 09/30/08		600	600
France Bons Du Tresor Zero coupon due 08/21/08	EUR	300	467
Gazinvest Luxembourg SA for Gazprombank 7.250% due 10/30/08		470	472

Fixed Income III Fund	87

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

General Electric Capital Corp.
Zero coupon due 08/15/08		2,815	2,813
2.831% due 01/05/09 (Ê)		100	100
Glitnir Banki HF 12.500% due 08/25/08	ISK	24,900	313
Goldman Sachs Group, Inc. (The)
2.851% due 03/30/09 (Ê)		400	398
2.891% due 06/23/09 (Ê)		900	895
Series MTNB (Ê)
2.806% due 11/10/08		400	399
3.129% due 07/23/09		700	695
HSBC Finance Corp. (Ê)
2.906% due 09/15/08		1,900	1,899
2.813% due 12/05/08 (Ñ)		100	100
Jefferson-Pilot Capital Trust B (Ê)(þ) 2.558% due 11/14/08		3,000	2,984
Series 2007-HE1 Class AV1
2.521% due 04/25/09		422	398
Kroger Co. (The) 7.250% due 06/01/09		175	179
Lehman Brothers Holdings, Inc. (Ê) 2.878% due 04/03/09		800	769
Mandalay Resort Group
9.500% due 08/01/08		20	20
6.500% due 07/31/09		160	156
Mantis Reef, Ltd. (Å) 4.692% due 11/14/08		200	199
Merrill Lynch & Co., Inc.
Zero coupon due 08/25/08		4,965	4,956
Series MTN (Ê)
2.853% due 05/08/09		400	391
Merrill Lynch Mortgage Trust
2.986% due 01/01/09		1,100	1,015
Morgan Stanley
2.498% due 11/21/08 (Ê)		500	498
2.852% due 05/07/09 (Ê)		200	198
Series GMTN (Ê)
2.844% due 02/09/09		1,400	1,394
Nordea Bank Finland PLC 3.028% due 04/09/09		900	900
Quebecor World Capital Corp. (Ø)(Ñ) 4.875% due 11/15/08		100	35
Reckson Operating Partnership, LP 7.750% due 03/15/09		75	74
Residential Capital LLC 8.125% due 11/21/08		625	572

	Principal Amount ($) or Shares	Market Value $
Russell Investment Company Money Market Fund	196,883,000	196,883
Salomon Brothers AG for OAO Siberian Oil Co. Series REGS 10.750% due 01/15/09	675	689
SLM Corp. (Ê) Series MTNA 2.940% due 07/27/09	2,000	1,904
Telefonica Emisiones SAU (Ê) 3.103% due 06/19/09	500	497
Transocean, Inc. (Ê) 2.873% due 09/05/08	400	400
UBS Finance Delaware LLC 2.930% due 10/27/08	400	396
United States Treasury Bills (ç)(ž)
1.938% due 09/11/08	750	749
Zero coupon due 09/18/08	700	698
Zero coupon due 09/25/08 (Ñ)	1,450	1,446
Zero coupon due 10/16/08	332	331
Unum Group 5.859% due 05/15/09	240	242
VTB Capital SA 3.384% due 08/01/08 (Ê)(þ)	765	765
Series REGS (Ê) 3.384% due 08/01/08	320	320
Wachovia Bank NA (Ê)
Series BKNT
2.758% due 10/03/08	700	699
2.841% due 03/23/09	700	699

Total Short-Term Investments
(cost $321,792)		321,292

Repurchase Agreement - 1.0%
Agreement with Credit Suisse First Boston and Pacific Investment Management Company (Tri-Party) of $18,000 dated July 31, 2008, at 2.020% to be repurchased at $18,001 on August 1, 2008, collateralized by: $15,350 par United States Treasury Inflation Protected Bonds, valued at $18,001	18,000	18,000

Total Repurchase Agreement
(cost $18,000)		18,000

88	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 6.0%
Russell Investment Company Money Market Fund (×)	38,359,278	38,359
State Street Securities Lending Quality Trust (×)	67,148,570	67,149

Total Other Securities
(cost $105,508)		105,508

Total Investments - 129.5%
(identified cost $2,402,430)		2,294,538

Other Assets and Liabilities, Net - (29.5%)		(522,866)

Net Assets - 100.0%		1,771,672

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	89

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures	4	EUR	950	09/08	—
Euribor Futures	15	EUR	3,561	12/08	11
Euribor Futures	12	EUR	2,854	03/09	19
Euribor Futures	12	EUR	2,858	06/09	22
Eurodollar Futures (CME)	30	USD	7,289	09/08	(12)
Eurodollar Futures (CME)	495	USD	120,044	12/08	1,160
Eurodollar Futures (CME)	245	USD	59,360	03/09	123
Eurodollar Futures (CME)	233	USD	56,351	06/09	(43)
Eurodollar Futures (CME)	195	USD	47,034	09/09	67
Eurodollar Futures (CME)	142	USD	34,137	12/09	45
Eurodollar Futures (CME)	110	USD	26,378	03/10	74
Euro-Schatz Bond Futures	293	EUR	30,154	09/08	(49)
Federal Funds Target Rate Futures	1	USD	408	08/08	1
Federal Funds Target Rate Futures	1	USD	408	09/08	1
Germany, Federal Republic 5 Year Bonds	204	EUR	21,895	09/08	65
Germany, Federal Republic 10 Year Bonds	4	EUR	450	09/08	1
Germany, Federal Republic Bonds	31	EUR	2,773	09/08	115
LIBOR Futures	41	GBP	4,832	12/08	(52)
LIBOR Futures	24	GBP	2,841	06/09	28
Three Month Short Sterling Interest Rate Futures (UK)	40	GBP	4,728	03/09	46
United Kingdom Treasury Bonds	9	GBP	966	09/08	14
United States Treasury 2 Year Notes	649	USD	137,588	09/08	790
United States Treasury 5 Year Notes	725	USD	80,719	09/08	512
United States Treasury 10 Year Notes	315	USD	36,171	09/08	171
United States Treasury 10 Year Notes	1	USD	114	12/08	1
United States Treasury Bonds	446	USD	51,513	09/08	765

Short Positions
Germany, Federal Republic 2 Year Bonds	30	EUR	3,087	09/08	6
Germany, Federal Republic 10 Year Bonds	47	EUR	5,288	09/08	(36)
United States Treasury 2 Year Notes	8	USD	1,696	09/08	(15)
United States Treasury 5 Year Notes	497	USD	55,334	09/08	(826)
United States Treasury 10 Year Notes	203	USD	23,310	09/08	(478)
United States Treasury Bonds	21	USD	2,426	09/08	(58)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					2,468

See accompanying notes which are an integral part of the financial statements.

90	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Swaptions
(Fund Pays/Fund Receives)
USD 4.300%/USD Three Month LIBOR Dec 2008 0.00 Call (2)	USD	13,700	(159)
USD 3.950%/USD Three Month LIBOR Feb 2009 0.00 Call (1)	USD	21,200	(183)
USD 4.250%/USD Three Month LIBOR Feb 2009 0.00 Call (1)	USD	6,400	(75)
USD 4.300%/USD Three Month LIBOR Feb 2009 0.00 Call (1)	USD	7,500	(109)
USD 4.600%/USD Three Month LIBOR Feb 2009 0.00 Call (1)	USD	3,100	(63)
USD 4.200%/USD Three Month LIBOR Jul 2009 0.00 Call (1)	USD	1,000	(14)
USD 4.150%/USD Three Month LIBOR Aug 2009 0.00 Call (1)	USD	1,300	(17)
USD 4.400%/USD Three Month LIBOR Aug 2009 0.00 Call (5)	USD	10,200	(180)
USD 4.550%/USD Three Month LIBOR Aug 2009 0.00 Call (1)	USD	1,900	(40)
United States Treasury Notes 10 Year Futures
Aug 2008 117.00 Call (43)	USD	5,031	(9)
Aug 2008 111.00 Put (41)	USD	4,551	(3)
Aug 2008 113.00 Put (2)	USD	226	—

Total Liability for Options Written (premiums received $1,899)			(852)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	91

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	402	AUD	430	09/15/08	—
USD	408	AUD	430	09/15/08	(5)
USD	3	AUD	3	09/16/08	—
USD	217	AUD	225	09/16/08	(7)
USD	370	AUD	390	09/16/08	(5)
USD	973	AUD	1,026	09/16/08	(13)
USD	1,216	AUD	1,300	09/16/08	—
USD	2,237	AUD	2,384	09/17/08	(7)
USD	2,366	AUD	2,451	09/17/08	(73)
USD	524	BRL	825	08/04/08	2
USD	1,213	BRL	1,921	08/04/08	13
USD	1,222	BRL	1,921	08/04/08	4
USD	37	CAD	38	08/01/08	—
USD	23	CAD	23	09/16/08	—
USD	784	CAD	804	09/16/08	1
USD	2,281	CAD	2,334	09/17/08	(3)
USD	4,705	CAD	4,787	09/17/08	(32)
USD	441	CHF	462	09/16/08	—
USD	2,308	CHF	2,419	09/17/08	3
USD	2,416	CHF	2,450	09/17/08	(76)
USD	485	CLP	250,920	08/07/08	12
USD	254	CLP	125,940	08/25/08	(5)
USD	482	CLP	239,195	08/25/08	(9)
USD	240	CLP	122,025	09/04/08	2
USD	903	CNY	6,218	08/20/08	8
USD	2,033	CNY	13,657	11/13/08	(12)
USD	259	COP	459,000	08/08/08	(3)
USD	69	EUR	133	08/01/08	138
USD	88	EUR	57	08/01/08	—
USD	1,471	EUR	944	08/06/08	—
USD	373	EUR	240	09/12/08	—
USD	718	EUR	460	09/12/08	(2)
USD	197	EUR	126	09/16/08	(1)
USD	270	EUR	175	09/16/08	2
USD	345	EUR	220	09/16/08	(3)
USD	580	EUR	374	09/16/08	2
USD	624	EUR	395	09/16/08	(8)
USD	1,066	EUR	695	09/16/08	15
USD	2,351	EUR	1,498	09/17/08	(21)
USD	2,391	EUR	1,513	09/17/08	(38)
USD	2,402	EUR	1,507	09/17/08	(57)
USD	6,918	EUR	4,401	09/17/08	(71)
USD	6	GBP	3	08/01/08	—
USD	355	GBP	180	09/16/08	—
USD	2,272	GBP	1,156	09/17/08	11
USD	5	HUF	694	07/21/08	—
USD	307	HUF	44,616	08/15/08	(11)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	315	HUF	46,272	08/15/08	(7)
USD	616	HUF	89,271	08/15/08	(23)
USD	2,274	INR	91,028	08/12/08	(141)
USD	917	INR	39,260	11/12/08	(10)
USD	1,210	INR	51,768	11/12/08	(13)
USD	127	JPY	13,600	09/16/08	—
USD	172	JPY	18,538	09/16/08	—
USD	217	JPY	22,942	09/16/08	(4)
USD	336	JPY	36,129	09/16/08	(1)
USD	350	JPY	37,062	09/16/08	(6)
USD	835	JPY	89,287	09/16/08	(5)
USD	2,178	JPY	229,509	09/17/08	(44)
USD	2,281	JPY	243,841	09/17/08	(14)
USD	63	KRW	64,006	08/04/08	—
USD	104	KRW	104,900	08/04/08	—
USD	415	KRW	419,480	08/04/08	—
USD	416	KRW	420,680	08/04/08	—
USD	659	KRW	667,077	08/04/08	—
USD	1,827	KRW	1,781,013	08/04/08	(68)
USD	29	MXN	289	08/01/08	—
USD	143	MXN	1,438	08/01/08	—
USD	459	MXN	4,765	08/04/08	16
USD	470	MXN	4,745	08/29/08	1
USD	150	MYR	491	08/04/08	—
USD	160	MYR	511	08/04/08	(3)
USD	263	MYR	858	08/04/08	1
USD	458	MYR	1,481	08/04/08	(3)
USD	151	MYR	491	11/12/08	—
USD	199	MYR	643	11/12/08	(1)
USD	265	MYR	858	11/12/08	(2)
USD	2,308	NOK	12,023	09/17/08	28
USD	2,402	NZD	3,139	09/17/08	(116)
USD	327	PEN	930	08/25/08	3
USD	92	PHP	4,112	08/22/08	1
USD	93	PHP	4,162	08/22/08	1
USD	93	PHP	4,171	08/22/08	1
USD	93	PHP	4,171	08/22/08	1
USD	93	PHP	4,194	08/22/08	2
USD	197	PHP	8,594	08/22/08	(3)
USD	324	PHP	14,084	08/22/08	(5)
USD	272	PHP	12,000	11/12/08	(2)
USD	276	PHP	12,300	11/12/08	—
USD	358	RUB	8,399	11/05/08	—
USD	3,851	SEK	23,040	08/14/08	(48)
USD	760	SEK	4,600	09/16/08	(2)
USD	1,234	SEK	7,558	09/16/08	11
USD	474	SGD	640	09/19/08	(5)

See accompanying notes which are an integral part of the financial statements.

92	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	660	SGD	887	09/19/08	(10)
USD	1,780	SGD	2,407	09/19/08	(15)
USD	503	TRY	610	08/14/08	19
USD	492	TRY	605	08/18/08	25
AUD	1,300	USD	1,223	08/06/08	(2)
AUD	430	USD	403	09/15/08	—
AUD	240	USD	223	09/16/08	(2)
AUD	2,004	USD	1,849	09/16/08	(26)
AUD	2,455	USD	2,351	09/17/08	55
AUD	2,463	USD	2,281	09/17/08	(23)
AUD	2,555	USD	2,416	09/17/08	25
BRL	825	USD	508	08/04/08	(18)
BRL	3,841	USD	2,221	08/04/08	(229)
BRL	1,164	USD	706	10/15/08	(22)
BRL	1,921	USD	1,185	11/04/08	(11)
BRL	1,921	USD	1,193	11/04/08	(3)
CAD	279	USD	276	09/16/08	3
CAD	2,358	USD	2,308	09/17/08	7
CHF	2,426	USD	2,332	09/17/08	15
CHF	2,432	USD	2,351	09/17/08	29
CLP	250,920	USD	503	08/07/08	5
COP	459,000	USD	248	08/08/08	(7)
EUR	23	USD	35	08/01/08	—
EUR	78	USD	122	08/01/08	(1)
EUR	2,240	USD	3,505	08/06/08	12
EUR	4	USD	6	08/11/08	—
EUR	2,216	USD	3,465	08/11/08	11
EUR	5,684	USD	9,014	08/26/08	159
EUR	205	USD	316	09/16/08	(3)
EUR	220	USD	346	09/16/08	4
EUR	395	USD	614	09/16/08	(2)
EUR	395	USD	620	09/16/08	4
EUR	944	USD	1,468	09/16/08	—
EUR	1,303	USD	2,023	09/17/08	(5)
EUR	1,461	USD	2,272	09/17/08	(2)
EUR	1,485	USD	2,281	09/17/08	(29)
EUR	1,485	USD	2,357	09/17/08	46
EUR	1,502	USD	2,308	09/17/08	(29)
EUR	1,536	USD	2,416	09/17/08	26
GBP	185	USD	368	08/21/08	1
GBP	239	USD	464	08/21/08	(8)
GBP	180	USD	354	09/16/08	(2)
GBP	185	USD	369	09/16/08	4
GBP	389	USD	751	09/16/08	(16)
GBP	472	USD	936	09/16/08	3
GBP	1,177	USD	2,281	09/17/08	(43)
GBP	1,178	USD	2,334	09/17/08	7

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

GBP	1,193	USD	2,308	09/17/08	(48)
HUF	441	USD	3	07/29/08	—
HUF	691	USD	5	08/01/08	—
HUF	180,158	USD	1,086	08/15/08	(113)
INR	39,260	USD	928	08/12/08	8
INR	51,768	USD	1,224	08/12/08	11
ISK	179,500	USD	2,326	08/08/08	67
JPY	38,886	USD	361	09/08/08	—
JPY	17,730	USD	165	09/16/08	—
JPY	31,185	USD	290	09/16/08	—
JPY	37,128	USD	345	09/16/08	—
JPY	243,639	USD	2,308	09/17/08	43
JPY	250,718	USD	2,334	09/17/08	4
KRW	64,006	USD	63	08/04/08	(1)
KRW	104,500	USD	100	08/04/08	(3)
KRW	104,640	USD	100	08/04/08	(3)
KRW	104,870	USD	100	08/04/08	(3)
KRW	104,900	USD	100	08/04/08	(3)
KRW	117,281	USD	112	08/04/08	(3)
KRW	210,340	USD	200	08/04/08	(7)
KRW	420,680	USD	400	08/04/08	(15)
KRW	549,796	USD	525	08/04/08	(17)
KRW	1,676,143	USD	1,657	08/04/08	1
MXN	4,765	USD	461	08/04/08	(14)
MXN	2,831	USD	279	10/17/08	1
MXN	6,994	USD	688	10/17/08	—
MXN	11,500	USD	1,128	10/17/08	(3)
MYR	491	USD	151	08/04/08	—
MYR	511	USD	157	08/04/08	—
MYR	643	USD	198	08/04/08	1
MYR	838	USD	257	08/04/08	(1)
MYR	858	USD	265	08/04/08	1
NZD	402	USD	307	09/17/08	14
NZD	2,822	USD	2,134	09/17/08	79
NZD	3,075	USD	2,308	09/17/08	69
PEN	930	USD	328	08/25/08	(3)
PHP	12,000	USD	273	08/22/08	1
PHP	12,300	USD	277	08/22/08	(1)
SEK	2,890	USD	480	09/16/08	4
SEK	2,890	USD	476	09/19/08	—
TRY	610	USD	491	08/14/08	(31)
TRY	605	USD	517	08/18/08	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(722)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	93

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	12,100	5.473%	Three Month LIBOR	06/14/11	567
Bank of America	USD	4,000	5.548%	Three Month LIBOR	06/14/16	273
Bank of America	USD	500	Three Month LIBOR	4.750%	12/17/18	1
Bank of America	USD	1,000	4.750%	Three Month LIBOR	12/17/18	(3)
Bank of America	USD	1,100	Three Month LIBOR	4.750%	12/17/18	3
Bank of America	USD	5,300	Three Month LIBOR	4.750%	12/17/18	15
Bank of America	USD	500	5.000%	Three Month LIBOR	12/17/28	(4)
Bank of America	USD	900	5.000%	Three Month LIBOR	12/17/28	(7)
Bank of America	USD	1,000	Three Month LIBOR	5.000%	12/17/28	7
Bank of America	USD	1,100	5.000%	Three Month LIBOR	12/17/28	(8)
Bank of America	USD	2,300	Three Month LIBOR	5.000%	12/17/28	17
Bank of America	USD	5,200	4.100%	Three Month LIBOR	12/17/28	(38)
Bank of America	USD	2,500	5.628%	Three Month LIBOR	06/16/36	231
Bank of America	USD	1,600	Three Month LIBOR	5.000%	12/17/38	19
Barclays Bank PLC	GBP	400	6.000%	Six Month LIBOR	03/20/09	1
Barclays Bank PLC	EUR	5,950	Six Month LIBOR	5.000%	06/11/10	(10)
Barclays Bank PLC	SEK	400	Three Month LIBOR	4.750%	12/17/13	1
Barclays Bank PLC	GBP	540	5.250%	Six Month LIBOR	12/17/13	(9)
Barclays Bank PLC	GBP	1,820	Two Month LIBOR	5.250%	12/17/13	31
Barclays Bank PLC	USD	1,960	4.250%	Three Month LIBOR	12/17/13	(9)
Barclays Bank PLC	EUR	1,450	4.750%	Six Month LIBOR	07/04/17	(12)
Barclays Bank PLC	GBP	190	Six Month LIBOR	5.250%	12/17/18	(1)
Barclays Bank PLC	EUR	500	Six Month LIBOR	4.750%	12/17/18	6
Barclays Bank PLC	SEK	35,800	Three Month LIBOR	5.000%	12/17/18	58
Barclays Bank PLC	EUR	170	Six Month LIBOR	5.000%	12/17/38	(8)
Barclays Bank PLC	USD	2,060	5.000%	Three Month LIBOR	12/17/38	(24)
BNP Paribas	EUR	900	Consumer Price Index (France)	2.090%	10/15/10	(7)
Citibank	USD	8,010	4.228%	Three Month LIBOR	06/10/11	22
Citibank	USD	13,340	Three Month LIBOR	4.206%	06/11/11	31
Citibank	SEK	4,700	4.750%	Six Month LIBOR	12/17/13	(16)
Citibank	JPY	46,000	Six Month LIBOR	1.500%	12/17/13	(1)
Citibank	JPY	47,000	Six Month LIBOR	1.500%	12/17/13	(2)
Citibank	EUR	590	Six Month LIBOR	4.750%	12/17/18	7
Citibank	EUR	700	Six Month LIBOR	4.750%	12/17/18	8
Citibank	SEK	5,600	5.000%	Three Month LIBOR	12/17/18	(8)
Citibank	SEK	6,700	5.000%	Three Month LIBOR	12/17/18	(9)
Citibank	USD	1,950	Three Month LIBOR	5.058%	06/10/19	(21)
Citibank	USD	3,250	Three Month LIBOR	4.970%	06/11/19	(13)
Citibank	EUR	1,420	5.000%	Six Month LIBOR	12/17/38	68
Citibank	EUR	1,700	5.000%	Six Month LIBOR	12/17/38	81
Citibank	USD	1,800	Three Month LIBOR	5.000%	12/17/38	21
Citibank	USD	3,200	Three Month LIBOR	5.000%	12/17/38	38
Credit Suisse First Boston	EUR	2,450	Six Month LIBOR	4.500%	12/17/10	27
Credit Suisse First Boston	EUR	2,700	4.792%	Six Month LIBOR	03/18/11	(3)
Credit Suisse First Boston	EUR	8,090	4.774%	Six Month LIBOR	03/18/11	(14)

See accompanying notes which are an integral part of the financial statements.

94	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Credit Suisse First Boston	GBP	300	Six Month LIBOR	5.250%	12/17/13	5
Credit Suisse First Boston	EUR	400	4.500%	Six Month LIBOR	12/17/13	(8)
Credit Suisse First Boston	EUR	430	4.500%	Six Month LIBOR	12/17/13	(9)
Credit Suisse First Boston	EUR	430	4.500%	Six Month LIBOR	12/17/13	(9)
Credit Suisse First Boston	USD	1,170	4.250%	Three Month LIBOR	12/17/13	(5)
Credit Suisse First Boston	USD	14,400	4.250%	Three Month LIBOR	12/17/13	(65)
Credit Suisse First Boston	EUR	2,610	Six Month LIBOR	4.696%	03/18/16	20
Credit Suisse First Boston	EUR	7,840	Six Month LIBOR	4.668%	03/18/16	80
Credit Suisse First Boston	EUR	610	Six Month LIBOR	4.750%	12/17/18	7
Credit Suisse First Boston	SEK	15,500	Three Month LIBOR	5.000%	12/17/18	25
Credit Suisse First Boston	USD	7,900	Three Month LIBOR	4.750%	12/17/23	200
Credit Suisse First Boston	EUR	1,040	4.965%	Six Month LIBOR	03/18/24	8
Credit Suisse First Boston	EUR	3,110	4.934%	Six Month LIBOR	03/18/24	9
Credit Suisse First Boston	USD	1,100	5.000%	Three Month LIBOR	12/17/38	(13)
Credit Suisse First Boston	EUR	3,230	5.000%	Six Month LIBOR	12/17/38	211
Credit Suisse First Boston	USD	4,590	Three Month LIBOR	5.000%	12/17/38	54
Deutsche Bank	GBP	100	6.000%	Six Month LIBOR	12/20/08	—
Deutsche Bank	EUR	19,130	5.000%	Six Month LIBOR	06/11/10	31
Deutsche Bank	EUR	3,990	4.500%	Six Month LIBOR	12/17/10	(44)
Deutsche Bank	EUR	6,250	4.500%	Six Month LIBOR	12/17/10	(68)
Deutsche Bank	JPY	355,000	1.183%	Six Month LIBOR	12/17/10	—
Deutsche Bank	JPY	467,000	1.160%	Six Month LIBOR	12/17/10	(2)
Deutsche Bank	JPY	928,000	1.181%	Six Month LIBOR	12/17/10	—
Deutsche Bank	JPY	976,000	1.183%	Six Month LIBOR	12/17/10	1
Deutsche Bank	USD	5,140	Three Month LIBOR	4.000%	12/29/10	(25)
Deutsche Bank	USD	9,290	Three Month LIBOR	3.658%	01/07/11	18
Deutsche Bank	USD	6,460	Three Month LIBOR	3.161%	01/28/11	79
Deutsche Bank	USD	2,300	3.750%	Three Month LIBOR	12/17/11	(17)
Deutsche Bank	BRL	3,000	13.950%	Three Month LIBOR	01/02/12	3
Deutsche Bank	BRL	3,000	13.980%	Brazil Interbank Deposit Rate	01/02/12	2
Deutsche Bank	CAD	610	Three Month LIBOR	4.000%	12/17/13	(5)
Deutsche Bank	CAD	760	4.000%	Three Month LIBOR	12/17/13	7
Deutsche Bank	USD	1,400	4.250%	Three Month LIBOR	12/17/13	(6)
Deutsche Bank	USD	1,700	Three Month LIBOR	4.250%	12/17/13	8
Deutsche Bank	USD	2,100	4.250%	Three Month LIBOR	12/17/13	(10)
Deutsche Bank	USD	2,500	4.250%	Three Month LIBOR	12/17/13	(11)
Deutsche Bank	USD	41,300	4.250%	Three Month LIBOR	12/17/13	(187)
Deutsche Bank	USD	6,200	Three Month LIBOR	4.500%	12/17/15	23
Deutsche Bank	USD	6,300	Three Month LIBOR	4.500%	12/17/15	30
Deutsche Bank	JPY	225,000	Six Month LIBOR	1.703%	12/17/15	(17)
Deutsche Bank	JPY	296,000	Six Month LIBOR	1.641%	12/17/15	(11)
Deutsche Bank	JPY	588,000	Six Month LIBOR	1.699%	12/17/15	(43)
Deutsche Bank	JPY	618,000	Six Month LIBOR	1.691%	12/17/15	(42)
Deutsche Bank	USD	4,500	4.745%	Three Month LIBOR	12/29/15	41
Deutsche Bank	USD	8,100	4.487%	Three Month LIBOR	01/07/16	(53)
Deutsche Bank	USD	5,600	4.224%	Three Month LIBOR	01/28/16	(130)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	95

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	EUR	4,680	Three Month LIBOR	4.750%	07/04/17	39
Deutsche Bank	USD	1,000	4.750%	Three Month LIBOR	12/17/18	(3)
Deutsche Bank	USD	1,200	4.750%	Three Month LIBOR	12/17/18	(3)
Deutsche Bank	USD	2,000	4.750%	Three Month LIBOR	12/17/18	(6)
Deutsche Bank	EUR	2,750	4.750%	Six Month LIBOR	12/17/18	(31)
Deutsche Bank	USD	1,900	Three Month LIBOR	4.750%	12/17/23	48
Deutsche Bank	USD	1,900	Three Month LIBOR	5.000%	12/17/28	14
Deutsche Bank	EUR	2,230	5.000%	Six Month LIBOR	12/17/38	107
Deutsche Bank	USD	3,230	Three Month LIBOR	5.000%	12/17/38	38
Deutsche Bank	JPY	46,000	2.595%	Six Month LIBOR	12/17/38	12
Deutsche Bank	JPY	60,000	2.540%	Six Month LIBOR	12/17/38	9
Deutsche Bank	JPY	118,000	2.594%	Six Month LIBOR	12/17/38	31
Deutsche Bank	JPY	124,000	2.585%	Six Month LIBOR	12/17/38	31
Deutsche Bank	USD	1,240	Three Month LIBOR	5.215%	12/29/38	(26)
Deutsche Bank	USD	2,260	Three Month LIBOR	5.017%	01/07/39	23
Deutsche Bank	USD	1,540	Three Month LIBOR	4.939%	01/28/39	36
Goldman Sachs	GBP	5,300	6.000%	Six Month LIBOR	06/19/09	9
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	6
Goldman Sachs	USD	4,320	4.987%	Three Month LIBOR	05/02/12	(155)
Goldman Sachs	GBP	100	Three Month LIBOR	Six Month LIBOR	09/17/13	(4)
Goldman Sachs	GBP	400	Six Month LIBOR	5.500%	12/15/36	(103)
Goldman Sachs	GBP	100	Six Month LIBOR	5.000%	12/19/37	(12)
HSBC	GBP	800	5.000%	Six Month LIBOR	09/17/13	(34)
JP Morgan	BRL	4,470	12.395%	Brazil Interbank Deposit Rate	01/04/10	(32)
JP Morgan	EUR	6,360	Six Month LIBOR	5.000%	06/11/10	(11)
JP Morgan	EUR	3,220	4.500%	Six Month LIBOR	12/17/10	(35)
JP Morgan	EUR	6,230	4.500%	Six Month LIBOR	12/17/10	(68)
JP Morgan	BRL	3,500	14.170%	Brazil Interbank Deposit Rate	01/03/11	(8)
JP Morgan	USD	2,400	3.750%	Three Month LIBOR	12/17/11	(17)
JP Morgan	USD	2,900	3.750%	Three Month LIBOR	12/17/11	(21)
JP Morgan	USD	400	4.250%	Three Month LIBOR	12/17/13	(2)
JP Morgan	CAD	1,060	Three Month LIBOR	4.000%	12/17/13	(9)
JP Morgan	USD	1,100	Three Month LIBOR	4.250%	12/17/13	5
JP Morgan	AUD	1,450	Six Month LIBOR	7.500%	12/17/13	(24)
JP Morgan	USD	1,700	Three Month LIBOR	4.250%	12/17/13	8
JP Morgan	USD	5,500	Three Month LIBOR	4.250%	12/17/13	25
JP Morgan	USD	8,500	4.250%	Three Month LIBOR	12/17/13	(39)
JP Morgan	USD	2,100	Three Month LIBOR	4.500%	12/17/15	10
JP Morgan	USD	13,400	Three Month LIBOR	4.500%	12/17/15	63
JP Morgan	USD	21,100	4.500%	Three Month LIBOR	12/17/15	(99)
JP Morgan	EUR	1,560	4.750%	Six Month LIBOR	07/04/17	(13)
JP Morgan	EUR	5,840	4.750%	Six Month LIBOR	07/04/17	(48)
JP Morgan	EUR	210	Six Month LIBOR	4.750%	12/17/18	2
JP Morgan	AUD	230	7.250%	Six Month LIBOR	12/17/18	4
JP Morgan	USD	600	Three Month LIBOR	4.750%	12/17/18	2
JP Morgan	USD	800	Three Month LIBOR	4.750%	12/17/18	2

See accompanying notes which are an integral part of the financial statements.

96	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

JP Morgan	USD	900	Three Month LIBOR	4.750%	12/17/18	2
JP Morgan	AUD	980	7.250%	Six Month LIBOR	12/17/18	15
JP Morgan	USD	1,000	Three Month LIBOR	4.750%	12/17/18	3
JP Morgan	USD	1,100	4.750%	Three Month LIBOR	12/17/18	(3)
JP Morgan	USD	1,100	4.750%	Three Month LIBOR	12/17/18	(3)
JP Morgan	SEK	2,800	5.000%	Three Month LIBOR	12/17/18	(4)
JP Morgan	SEK	2,800	5.000%	Three Month LIBOR	12/17/18	(4)
JP Morgan	USD	2,900	Three Month LIBOR	4.750%	12/17/18	8
JP Morgan	SEK	6,300	5.000%	Three Month LIBOR	12/17/18	(9)
JP Morgan	USD	11,200	4.750%	Three Month LIBOR	12/17/18	(31)
JP Morgan	USD	1,800	Three Month LIBOR	4.750%	12/17/23	46
JP Morgan	USD	3,900	Three Month LIBOR	4.750%	12/17/23	99
JP Morgan	USD	5,700	Three Month LIBOR	4.750%	12/17/23	144
JP Morgan	USD	20,400	Three Month LIBOR	4.750%	12/17/23	516
JP Morgan	USD	800	5.000%	Three Month LIBOR	12/17/28	(6)
JP Morgan	USD	1,000	Three Month LIBOR	5.000%	12/17/28	7
JP Morgan	USD	1,000	Three Month LIBOR	5.000%	12/17/28	7
JP Morgan	USD	2,800	5.000%	Three Month LIBOR	12/17/28	(20)
JP Morgan	USD	4,000	Three Month LIBOR	5.000%	12/17/28	29
JP Morgan	EUR	1,570	Six Month LIBOR	5.000%	12/17/38	(75)
JP Morgan	USD	2,000	5.000%	Three Month LIBOR	12/17/38	(24)
JP Morgan	USD	2,190	5.000%	Three Month LIBOR	12/17/38	(26)
Lehman Brothers	GBP	4,100	4.500%	Six Month LIBOR	09/20/09	(105)
Lehman Brothers	EUR	6,820	Six Month LIBOR	5.000%	06/11/10	(11)
Lehman Brothers	USD	2,500	4.000%	Three Month LIBOR	12/17/10	13
Lehman Brothers	EUR	2,990	Six Month LIBOR	4.500%	12/17/10	33
Lehman Brothers	JPY	809,000	1.188%	Six Month LIBOR	12/17/10	1
Lehman Brothers	EUR	7,170	4.328%	Six Month LIBOR	03/18/11	(103)
Lehman Brothers	USD	18,000	4.170%	Three Month LIBOR	06/03/11	35
Lehman Brothers	USD	8,010	Three Month LIBOR	4.380%	06/11/11	44
Lehman Brothers	USD	5,990	4.478%	Three Month LIBOR	06/13/11	43
Lehman Brothers	USD	8,010	4.740%	Three Month LIBOR	06/17/11	96
Lehman Brothers	JPY	513,000	Six Month LIBOR	1.709%	12/17/15	(41)
Lehman Brothers	EUR	6,850	Six Month LIBOR	4.500%	03/18/16	172
Lehman Brothers	USD	5,000	5.371%	Three Month LIBOR	05/23/17	278
Lehman Brothers	USD	10,500	5.336%	Three Month LIBOR	05/24/17	558
Lehman Brothers	USD	9,450	5.403%	Three Month LIBOR	05/25/17	548
Lehman Brothers	EUR	1,670	4.750%	Six Month LIBOR	07/04/17	(14)
Lehman Brothers	USD	4,390	4.928%	Three Month LIBOR	06/03/19	(5)
Lehman Brothers	USD	1,950	Three Month LIBOR	4.970%	06/11/19	(8)
Lehman Brothers	USD	1,460	Three Month LIBOR	5.040%	06/13/19	(13)
Lehman Brothers	USD	1,950	Three Month LIBOR	5.190%	06/17/19	(40)
Lehman Brothers	EUR	2,700	4.875%	Six Month LIBOR	03/18/24	(17)
Lehman Brothers	USD	600	Three Month LIBOR	5.000%	12/17/28	4
Lehman Brothers	EUR	890	Six Month LIBOR	5.000%	12/17/38	(43)
Lehman Brothers	USD	1,070	5.000%	Three Month LIBOR	12/17/38	(13)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	97

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Lehman Brothers	JPY	104,000	2.648%	Six Month LIBOR	12/17/38	39
Merrill Lynch	USD	1,100	Three Month LIBOR	5.500%	05/21/09	44
Merrill Lynch	GBP	5,600	4.500%	Six Month LIBOR	09/20/09	(143)
Merrill Lynch	USD	3,800	4.000%	Three Month LIBOR	12/17/10	20
Merrill Lynch	BRL	300	14.765%	Three Month LIBOR	01/02/12	2
Merrill Lynch	GBP	480	Six Month LIBOR	5.250%	12/17/18	(2)
Merrill Lynch	GBP	100	Six Month LIBOR	4.000%	12/15/35	3
Merrill Lynch	USD	900	Three Month LIBOR	5.000%	12/17/38	11
Morgan Stanley	BRL	800	12.670%	Brazil Interbank Deposit Rate	01/04/10	(9)
Morgan Stanley	USD	24,000	4.000%	Three Month LIBOR	06/17/10	64
Morgan Stanley	EUR	14,370	Six Month LIBOR	4.500%	12/17/13	303
Morgan Stanley	GBP	100	Six Month LIBOR	5.250%	12/17/18	—
Morgan Stanley	GBP	440	Six Month LIBOR	5.250%	12/17/18	(2)
Morgan Stanley	USD	600	Three Month LIBOR	5.000%	12/17/18	(10)
Morgan Stanley	SEK	21,300	Three Month LIBOR	5.000%	12/17/18	35
Morgan Stanley	USD	400	Three Month LIBOR	5.000%	12/17/28	3
Morgan Stanley	USD	400	Three Month LIBOR	5.000%	12/17/38	5
Morgan Stanley	EUR	1,510	Six Month LIBOR	5.000%	12/17/38	(72)
Morgan Stanley	EUR	1,910	Six Month LIBOR	5.000%	12/17/38	(91)
Morgan Stanley	USD	1,910	5.000%	Three Month LIBOR	12/17/38	(23)
Morgan Stanley	USD	2,640	5.000%	Three Month LIBOR	12/17/38	(31)
Royal Bank of Canada	CAD	580	4.000%	Six Month LIBOR	12/17/13	5
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	3
Royal Bank of Scotland	USD	5,300	4.000%	Three Month LIBOR	06/17/10	14
Royal Bank of Scotland	CAD	540	4.000%	Three Month LIBOR	12/17/13	5
Royal Bank of Scotland	GBP	770	5.250%	Six Month LIBOR	12/17/13	(13)
Royal Bank of Scotland	CAD	840	4.000%	Six Month LIBOR	12/17/13	7
Royal Bank of Scotland	CAD	1,220	Three Month LIBOR	4.000%	12/17/13	(11)
Royal Bank of Scotland	CAD	1,540	Three Month LIBOR	4.000%	12/17/13	(13)
Royal Bank of Scotland	GBP	290	Six Month LIBOR	5.250%	12/17/18	(1)
Royal Bank of Scotland	USD	400	Three Month LIBOR	5.000%	12/17/18	(7)
Royal Bank of Scotland	EUR	740	Six Month LIBOR	4.750%	12/17/18	8
Royal Bank of Scotland	SEK	7,000	5.000%	Three Month LIBOR	12/17/18	(10)
Royal Bank of Scotland	USD	600	Three Month LIBOR	5.000%	12/17/28	4
Royal Bank of Scotland	GBP	100	Six Month LIBOR	5.500%	12/15/36	(26)
Royal Bank of Scotland	GBP	200	Six Month LIBOR	4.000%	12/15/36	39
Royal Bank of Scotland	EUR	1,430	Six Month LIBOR	5.000%	12/17/38	(68)
Royal Bank of Scotland	USD	1,950	5.000%	Three Month LIBOR	12/17/38	(23)
UBS	AUD	7,000	7.000%	Three Month LIBOR	09/15/09	(21)
UBS	BRL	800	12.410%	Brazil Interbank Deposit Rate	01/04/10	(9)
UBS	AUD	600	7.500%	Three Month LIBOR	03/15/10	3
UBS	AUD	1,900	7.500%	Six Month LIBOR	03/15/11	17
UBS	BRL	1,400	10.575%	Brazil Interbank Deposit Rate	01/02/12	(72)
UBS	GBP	80	Six Month LIBOR	5.250%	12/17/13	1
UBS	AUD	480	Six Month LIBOR	7.500%	12/17/13	(8)
UBS	SEK	2,370	Three Month LIBOR	4.750%	12/17/13	8

See accompanying notes which are an integral part of the financial statements.

98	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

UBS	JPY	12,000	Six Month LIBOR	1.500%	12/17/13	—
UBS	JPY	91,000	Six Month LIBOR	1.500%	12/17/13	(3)
UBS	AUD	650	7.250%	Six Month LIBOR	12/17/18	10
UBS	AUD	1,080	7.250%	Six Month LIBOR	12/17/18	17
UBS	AUD	1,270	7.250%	Six Month LIBOR	12/17/18	20
UBS	USD	2,200	Three Month LIBOR	5.000%	12/17/38	26

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,298						3,240

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	1,250	0.09%	08/25/37	(653)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	1,250	0.09%	08/25/37	(653)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	1,000	0.76%	01/25/38	(558)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	700	0.76%	01/25/38	(390)
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	1,800	0.11%	05/25/46	(595)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	1,300	0.09%	08/25/37	(679)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	1,000	0.09%	08/25/37	(522)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	1,500	0.09%	08/25/37	(784)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	2,000	0.76%	01/25/38	(1,114)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	2,000	0.76%	01/25/38	(1,115)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	1,700	0.17%	05/25/46	(1,306)
American International Group	Deutsche Bank	USD	1,800	2.05%	03/20/13	(29)
American International Group	Deutsche Bank	USD	2,200	1.63%	06/20/13	(73)
Argentina Government International Bond	Lehman Brothers	USD	1,600	1.70%	08/20/08	(2)
Berkshire Hathaway	Deutsche Bank	USD	3,600	(1.00)%	03/20/13	4
Brazilian Government International Bond	Lehman Brothers	USD	1,400	1.98%	03/20/16	56
Chesapeake Energy Corp.	Lehman Brothers	USD	2,000	0.75%	09/20/08	(1)
CMBS AAA Index	Morgan Stanley	USD	1,400	0.08%	12/13/49	(141)
Countrywide Home Loans	Merrill Lynch	USD	2,200	6.30%	06/20/09	72
Custom FTD Basket	Morgan Stanley	USD	4,400	11.40%	08/20/08	191
Dow Jones CDS Emerging Markets Index	Barclays Bank PLC	USD	300	2.65%	06/20/13	3
Dow Jones CDS Emerging Markets Index	Lehman Brothers	USD	1,500	2.65%	06/20/13	15
Dow Jones CDS Emerging Markets Index	Morgan Stanley	USD	100	2.65%	06/20/13	1
Dow Jones CDX High Volatility Index	Barclays	USD	700	(1.55)%	06/20/13	7
Dow Jones CDX High Volatility Index	Chase Securities Inc.	USD	400	1.12%	12/20/12	5
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.14%	06/20/12	(31)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	2,000	0.71%	12/20/12	22
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	7,100	(1.55)%	06/20/13	73
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	900	(5.00)%	06/20/13	(59)
Dow Jones CDX High Volatility Index	Goldman	USD	400	0.56%	12/20/17	—
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	1,600	1.12%	12/20/12	19
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	7,200	(1.55)%	06/20/13	74
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	100	0.55%	12/20/17	—

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	99

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — July 31, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX High Volatility Index	JP Morgan	USD	300	0.55%	12/20/17	—
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,000	1.83%	06/20/12	(72)
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	3,000	1.64%	12/20/12	6
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	1,000	2.08%	06/20/12	(63)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	5,900	(1.55)%	06/20/13	61
Ford Motor Credit Co.	Goldman Sachs	USD	100	3.85%	09/20/12	(26)
Freddie Mac	Barclays Bank PLC	USD	700	0.72%	03/20/13	9
Gaz Capital for Gazprom	Barclays Bank PLC	USD	1,100	1.60%	12/20/12	(17)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	600	1.25%	12/20/08	1
Gaz Capital for Gazprom	JP Morgan	USD	100	0.97%	11/20/08	—
Gaz Capital for Gazprom	Morgan Stanley	USD	1,500	2.48%	02/20/13	28
GE Capital Corporation	Citibank	USD	200	0.75%	03/20/09	—
GE Capital Corporation	Citibank	USD	100	1.05%	03/20/10	—
GE Capital Corporation	Merrill Lynch	USD	1,000	1.08%	12/20/09	2
GE Capital Corporation	Morgan Stanley	USD	200	0.95%	01/20/09	—
GE Capital Corporation	Royal Bank of Scotland	USD	200	1.10%	09/20/09	1
General Motors Acceptance Corp.	Lehman Brothers	USD	900	1.68%	09/20/08	(12)
General Motors Acceptance Corp.	Lehman Brothers	USD	400	3.60%	09/20/08	(5)
General Motors Acceptance Corp.	Merrill Lynch	USD	1,000	1.85%	09/20/09	(175)
General Motors Corp.	Bank of America	USD	900	8.95%	03/20/13	(289)
General Motors Corp.	Bank of America	USD	800	5.00%	06/20/13	(328)
General Motors Corp.	Chase Securities Inc.	USD	200	4.55%	12/20/12	(83)
General Motors Corp.	Citibank	USD	300	4.63%	12/20/12	(124)
General Motors Corp.	Deutsche Bank	USD	500	5.00%	06/20/13	(205)
General Motors Corp.	Lehman Brothers	USD	1,000	2.30%	09/20/08	—
Indonesia Government International Bond	Lehman Brothers	USD	100	0.40%	12/20/08	—
Kazkommerts International BV	Lehman Brothers	USD	700	4.25%	10/20/12	(76)
Lehman Brothers	Barclays Bank PLC	USD	300	0.19%	09/20/08	(3)
Lehman Brothers	Royal Bank of Scotland	USD	300	0.30%	09/20/08	(3)
Alltel Communications Inc.	Lehman Brothers	USD	2,000	2.70%	06/20/13	45
Merrill Lynch & Co.	Deutsche Bank	USD	2,000	2.20%	06/20/13	(45)
Merrill Lynch & Co.	Royal Bank of Scotland	USD	1,000	2.20%	06/20/13	(23)
Metlife, Inc.	Deutsche Bank	USD	1,800	2.05%	03/20/13	61
Metlife, Inc.	UBS	USD	1,800	2.05%	03/20/13	61
Mexico Government International Bond	JP Morgan	USD	200	0.92%	03/20/16	(3)
Neiman Marcus Group (The)	Lehman Brothers	USD	1,000	1.10%	09/20/08	(1)
Prudential	Deutsche Bank	USD	1,800	2.30%	03/20/13	48
Prudential	UBS	USD	1,800	2.30%	03/20/13	48
SLM Corporation	Barclays	USD	100	5.10%	06/20/09	—
Sunguard Data Systems	Lehman Brothers	USD	2,000	3.50%	09/20/12	(38)
Univision Communications Inc.	Lehman Brothers	USD	2,000	1.75%	12/20/08	52

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - ($6,052)						(9,331)

See accompanying notes which are an integral part of the financial statements.

100	Fixed Income III Fund

Russell Investment Company

Institutional Funds

Notes to Schedule of Investments — July 31, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIC - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments	101

Russell Investment Company

Institutional Funds

Notes to Schedule of Investments — July 31, 2008 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	ID - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss frane	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ITL - Italian lira	SGD - Singapore dollar
CNY - Chinese renminbi yuan	JPY - Japanese yen	SKK - Slovakian koruna
COP - Colombian peso	KES - Kenyan schilling	THB - Thai baht
CRC - Costa Rica colon	KRW - South Korean won	TRY - Turkish lira
CZK - Czech koruna	MXN - Mexican peso	TWD - Taiwanese dollar
DKK - Danish krone	MYR - Malaysian ringgit	USD - United States dollar
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NZD - New Zealand dollar	VND - Vietnamese dong
GBP - British pound sterling	PEN - Peruvian nouveau sol	ZAR - South African rand

102	Notes to Schedules of Investments

Russell Investment Company

Institutional Funds

Notes to Quarterly Report — July 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Russell Investment Management Company (“RIMCo”) is the Funds adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds administrator and transfer agent.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be

Notes to Quarterly Report	103

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements disclosures.

Investment Transaction

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

104	Notes to Quarterly Report

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Institutional Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue its strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Fund’s investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time the International and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2008 are presented on the Schedule of Investments for the applicable Funds.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Notes to Quarterly Report	105

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

Loan Agreements

The Fixed Income III Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended July 31, 2008, the Fixed Income III Fund had $1,000,000 in unfunded loan commitments.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the International Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial

106	Notes to Quarterly Report

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Institutional Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of July 31, 2008, the International Fund and Fixed Income III Fund had cash collateral balances of $5,924,282 and $2,250,777, respectively, in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Fixed Income III and International Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are a counterparty agreement and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Short Sales

The Equity Q Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Notes to Quarterly Report	107

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker.

The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). As of July 31, 2008, $576,473,755 was held as collateral.

Mortgage-Related and Other Asset-Backed Securities

The Fixed Income III Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime

108	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of mortgages (“mortgage-backed securities”), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed Bonds

The Fixed Income III Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report	109

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended July 31, 2008 for the following Funds were as follows:

	International Fund		Fixed Income III Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2007	—	$—	4,199	$1,550,298
Opened	1,713	8,097,785	1,616	2,732,677
Closed	(1,529)	(7,193,786)	(2,204)	(1,174,964)
Expired	—	—	(3,511)	(1,209,064)

Outstanding July 31, 2008	184	$903,999	100	$1,898,947

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of July 31, 2008, the non-cash collateral pledged for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Equity I Fund	$12,888,185	Pool of US Government Securities
Equity II Fund	1,749,468	Pool of US Government Securities
Equity Q Fund	3,756,541	Pool of US Government Securities
International Fund	1,891,428	Pool of US Government Securities

4.	Related Party Transactions

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company’s securities lending program in the Investment Company’s Money Market Fund (one of the Funds of the Investment Company not presented herein). As of July 31, 2008, $768,658,707 of the Money Market Fund’s net assets represents investment by the Funds.

110	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

5.	Federal Income Taxes

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity I Fund	Equity II Fund	Equity Q Fund

Cost of Investments	$1,858,543,165	$723,416,253	$1,715,258,042

Unrealized Appreciation	$39,635,627	$19,599,064	$328,473,895
Unrealized Depreciation	(28,466,332)	(15,358,799)	(365,386,330)

Net Unrealized Appreciation (Depreciation)	$11,169,295	$4,240,265	$(36,912,435)

	International Fund	Fixed Income III Fund
Cost of Investments	$1,910,746,113	$2,404,111,709

Unrealized Appreciation	$56,504,795	$24,103,804
Unrealized Depreciation	(41,383,642)	(133,677,110)

Net Unrealized Appreciation (Depreciation)	$15,121,153	$(109,573,306)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
International Fund - 0.1%
Bharti Airtel, Ltd.	08/06/08	75,000	1,851.20	1,388,403	1,397

					1,397

Fixed Income III Fund - 1.8%
Abu Dhabi National Energy Co.	07/24/05	695,000	99.85	694	713
Abu Dhabi National Energy Co.	07/24/05	1,450,000	99.94	1,449	1,466
AIG SunAmerica Global Financing VI	06/09/04	630,000	103.47	652	628
American Express Credit Account Master Trust	08/02/07	1,263,914	99.74	1,261	1,235
Americo Life, Inc.	06/20/06	100,000	102.10	102	102
ANZ National International, Ltd.	07/09/08	1,000,000	99.91	999	1,000
Axcan Intermediate Holdings, Inc.	02/13/08	1,000,000	98.79	988	1,005
BNP Paribas Capital Trust	06/01/06	850,000	112.20	953	866
Bombardier, Inc.	11/10/06	125,000	128.47	161	184
Citigroup Mortgage Loan Trust	10/18/06	782,020	100.00	782	704
Catlin Insurance Co., Ltd.	11/01/07	200,000	100.00	200	119
CIT Mortgage Loan Trust	10/05/07	1,262,699	100.00	1,263	1,136
CIT Mortgage Loan Trust	10/05/07	400,000	100.00	400	297
CIT Mortgage Loan Trust	10/05/07	750,000	100.00	750	351
COX Communications, Inc.	05/29/08	475,000	99.61	473	468
Deutsche ALT-A Securities NIM Trust	03/12/07	64,669	99.65	64	61

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Institutional Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
DG Funding Trust	11/04/03	118	10,587.51	1,249	1,182
Entergy Gulf States, Inc.	11/30/05	89,000	100.00	89	89
Evraz Group SA	04/17/08	500,000	100.56	402	486
FBG Finance, Ltd.	06/02/05	190,000	99.17	188	176
Gaz Capital SA	11/17/06	1,315,000	100.83	1,326	1,340
Gaz Capital SA	11/17/06	100,000	100.00	100	101
Grupo Senda Autotransporte SA de CV	03/07/08	1,000,000	94.88	949	970
HSN, LP	07/16/08	625,000	99.35	621	621
Lehman Brothers Floating Rate Commercial Mortgage Trust	02/14/07	516,629	100.03	517	482
Mantis Reef, Ltd.	10/28/03	200,000	100.00	200	199
Nationwide Life Global Funding I	11/14/01	5,200,000	97.83	5,087	5,196
Nuveen Investments, Inc.	02/15/08	273,000	87.20	238	246
Panama Canal Railway Co.	10/29/07	500,000	100.00	500	440
Securitized Asset Backed Receivables LLC Trust	02/14/08	3,056,987	97.44	2,979	2,949
Steel Dynamics, Inc.	03/27/08	500,000	100.00	500	493
Steel Capital SA for OAO Severstal	07/22/08	820,000	100.00	820	820
Symetra Financial Corp.	10/04/07	300,000	98.36	295	263
Systems 2001 AT LLC	01/31/02	107,748	101.52	106	108
TNK-BP Finance SA	10/03/07	1,650,000	98.65	1,628	1,526
Ticketmaster	09/28/07	445,000	100.00	445	461
Vedanta Resources PLC	06/25/08	500,000	100.00	500	495
Washington Mutual Preferred Funding LLC	10/18/07	2,000,000	61.91	1,238	650
White Mountains Re Group, Ltd.	05/17/08	3,395,000	90.71	3,080	2,576
World Financial Properties	01/08/02	141,970	103.93	148	140
Xlliac Global Funding	08/03/05	240,000	99.84	240	232

					32,576

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

7. Subsequent Event

At a meeting held on May 20, 2008, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company, approved a separate Agreement and Plan of Reorganization (each a “Plan”) with respect to the reorganization of each Acquired Fund (as defined below) into its corresponding Acquiring Fund (as defined below) (each a “Reorganization”).

Acquired Fund		Acquiring Fund
Diversified Equity Fund	into	Equity I Fund
Quantitative Equity Fund	into	Equity Q Fund
Special Growth Fund	into	Equity II Fund
International Securities Fund	into	International Fund
Multistrategy Bond Fund	into	Fixed Income III Fund

Each Plan provides for the reorganization of an Acquired Fund with and into its corresponding Acquiring Fund in exchange for Shares issued by the Acquiring Fund. The value of Shares issued by the Acquiring Fund in connection with each Reorganization will be equal at the time of the Reorganization to the value of the Shares of the corresponding Acquired Fund. Pursuant to each Plan, shares issued to an Acquired Fund by the corresponding Acquiring Fund will be distributed to Shareholders of the Acquired Fund in connection with the liquidation of the Acquired Fund. As a result, each Shareholder of the Acquired Fund will

112	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — July 31, 2008 (Unaudited)

cease to be a Shareholder of the Acquired Fund and will instead be the owner of that number of full and fractional Shares of the corresponding Acquiring Fund having an aggregate value equal at the time of the Reorganization to the aggregate value of the Shares of the Acquired Fund held by that Shareholder at the effective time of the Reorganization.

Timing of Reorganizations

The Reorganizations are expected to occur on the dates set forth below. On September 2, 2008, prior to the Reorganizations, each Acquiring Fund will change its name.

Diversified Equity Fund: The Reorganization of the Diversified Equity Fund into the Equity I Fund (the Equity I Fund will change its name to the Russell U.S. Core Equity Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Special Growth Fund: The Reorganization of the Special Growth Fund into the Equity II Fund (the Equity II Fund will change its name to the Russell U.S. Small & Mid Cap Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

International Securities Fund: The Reorganization of the International Securities Fund into the International Fund (the International Fund will change its name to the Russell International Developed Markets Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Quantitative Equity Fund: The Reorganization of the Quantitative Equity Fund into the Equity Q Fund (the Equity Q Fund will change its name to the Russell U.S. Quantitative Equity Fund on September 2, 2008) is expected to be completed on or about September 22, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 19, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Multistrategy Bond Fund: The Reorganization of the Multistrategy Bond Fund into the Fixed Income III Fund (the Fixed Income III Fund will change its name to the Russell Strategic Bond Fund on September 2, 2008) is expected to be completed on or about September 22, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 19, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Prior to the closing date of the Reorganizations, each Acquiring Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, for the current taxable year through the closing date. The record date for this special dividend for the Equity I, Equity II and International Funds will be August 26, 2008, based on Fund records as of the close of business on August 25, 2008. The record date for this special dividend for the Equity Q Fund (to be renamed Russell U.S. Quantitative Equity Fund) and Fixed Income III Fund (to be renamed Russell Strategic Bond Fund) will be September 9, 2008, based on Fund records as of the close of business on September 8, 2008.

You should consult your own tax adviser concerning the possible tax consequences of such dividends and/or other distributions.

Notes to Quarterly Report	113

Russell Investment Company

Institutional Funds

Shareholder Requests for Additional Information — July 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

114	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

Item 2.	Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: September 26, 2008

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: September 26, 2008